UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

P.O. Box 5501

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

Item 1. Shareholder Reports.

Annual Report

31 December 2015

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Annual Report

December 31, 2015

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Statement of Assets and Liabilities

December 31, 2015

Assets
Investments in corresponding Portfolio, at market value and cost (Note 1)	$47,149,123,775
Receivable for Fund shares sold	3,043,572
Due from Affiliate (Note 3)	925,062
Receivable from Adviser (Note 3)	58,152
Prepaid expenses and other assets	74,335

Total assets	47,153,224,896

Liabilities
Administration and custody fees payable (Note 3)	1,994,211
Due to custodian	925,062
Registration and filing fees payable	580,206
Shareholder servicing fee payable (Note 3)	96,130
Distribution fees payable (Note 3)	38,450
Transfer agent fees payable	5,185
Dividends payable	1,303,061
Accrued expenses and other liabilities	34,711

Total liabilities	4,977,016

Net Assets	$47,148,247,880

Net Assets Consist of:
Paid-in capital	$47,148,148,132
Accumulated net realized gain	99,748

Net Assets	$47,148,247,880

Net Assets
Premier Class	$45,207,441,608

Investment Class	$485,292,113

Class M Shares	$1,455,514,159

Shares of Beneficial Interest Outstanding
Premier Class	45,207,377,000

Investment Class	485,271,391

Class M Shares	1,455,497,412

Offering, Net Asset Value, and Redemption Price Per Share
Premier Class	$1.00

Investment Class	$1.00

Class M Shares	$1.00

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

1

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Statement of Operations

Year Ended December 31, 2015

Income
Interest income allocated from Portfolio (Note 2)	$96,747,688
Expenses allocated from Portfolio (Note 2)	(26,520,629)

70,227,059

Expenses
Administration and custody fees (Note 3)	19,989,023
Shareholder servicing fee – Investment Class (Note 3)	1,021,286
Printing fees	99,653
Distribution fees – Investment Class (Note 3)	408,514
Registration and filing fees	77,168
Transfer agent fees (Note 3)	59,546
Professional fees	28,223
Trustees’ fees and expenses	19,133
Other expenses	807,362

Total expenses	22,509,908
Shareholder servicing fees waived – Investment Class (Note 3)	(541,028)
Distribution fees waived – Investment Class (Note 3)	(408,514)

Net expenses	21,560,366

Net Investment Income	48,666,693

Net realized gain on investments allocated from Portfolio	158,273

Net Increase in Net Assets Resulting from Operations	$48,824,966

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

2

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$48,666,693	$28,786,736
Net realized gain on investments allocated from Portfolio	158,273	198,661

Net increase in net assets from operations	48,824,966	28,985,397

Distributions to Shareholders from:
Net investment income
Premier Class	(46,325,536)	(26,599,363)
Class M Shares	(2,599,150)	(2,186,566)

Total distributions	(48,924,686)	(28,785,929)

Net Increase (Decrease) from Capital Share Transactions:
Premier Class
Shares sold	343,115,810,381	353,923,706,878
Reinvestment of distributions	38,372,463	21,491,940
Shares redeemed	(335,879,414,180)	(345,862,628,800)

Net increase from capital share transactions	7,274,768,664	8,082,570,018

Investment Class
Shares sold	1,644,487,418	4,696,526,177
Shares redeemed	(1,886,106,932)	(4,982,772,495)

Net decrease from capital share transactions	(241,619,514)	(286,246,318)

Class M Shares
Shares sold	13,547,257,128	17,170,761,953
Reinvestment of distributions	2,600,751	2,186,586
Shares redeemed	(13,720,665,910)	(18,371,959,020)

Net decrease from capital share transactions	(170,808,031)	(1,199,010,481)

Net Increase in Net Assets	6,862,241,399	6,597,512,687
Net Assets
Beginning of year	40,286,006,481	33,688,493,794

End of year	$47,148,247,880	$40,286,006,481

Undistributed (Distributions in excess of) net investment income	$–	$807

Changes in Shares:
Premier Class
Shares sold	343,115,810,381	353,923,706,878
Reinvestment of distributions	38,372,463	21,491,940
Shares redeemed	(335,879,414,180)	(345,862,628,800)

Net increase in shares	7,274,768,664	8,082,570,018

Investment Class
Shares sold	1,644,487,418	4,696,526,177
Shares redeemed	(1,886,106,932)	(4,982,772,495)

Net decrease in shares	(241,619,514)	(286,246,318)

Class M Shares
Shares sold	13,547,257,128	17,170,761,953
Reinvestment of distributions	2,600,751	2,186,586
Shares redeemed	(13,720,665,910)	(18,371,959,020)

Net decrease in shares	(170,808,031)	(1,199,010,481)

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

3

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below(a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
Premier Class
2015	$1.0000	$0.0012		$0.0000	(d)	$0.0012		$(0.0012)		$–		$(0.0012)
2014	$1.0000	$0.0008		$(0.0001)		$0.0007		$(0.0007)		$–		$(0.0007)
2013	$1.0000	$0.0010		$0.0000	(d)	$0.0010		$(0.0010)		$(0.0000	)(d)	$(0.0010)
2012	$1.0000	$0.0020		$0.0000	(d)	$0.0020		$(0.0020)		$(0.0000	)(d)	$(0.0020)
2011	$1.0000	$0.0015		$0.0000	(d)	$0.0015		$(0.0015)		$–		$(0.0015)
Investment Class
2015	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2014	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2013	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
Class M
2015	$1.0000	$0.0014		$0.0000	(d)	$0.0014		$(0.0014)		$–		$(0.0014)
2014	$1.0000	$0.0009		$0.0000	(d)	$0.0009		$(0.0009)		$–		$(0.0009)
2013	$1.0000	$0.0012		$0.0000	(d)	$0.0012		$(0.0012)		$(0.0000	)(d)	$(0.0012)
2012	$1.0000	$0.0022		$0.0000	(d)	$0.0022		$(0.0022)		$(0.0000	)(d)	$(0.0022)
2011(f)	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–		$(0.0001)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the corresponding Portfolio.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

(f)	The Fund’s Class M Shares commenced operations on December 15, 2011.

**	Annualized.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

4

Period Ended December 31,	Net Asset Value End of Period	Ratios to Average Net Assets/Supplemental Data(a)							Net Assets End of Period (000s omitted)
		Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)
Premier Class
2015	$1.0000	0.12%		0.12%	0.12%	0.12%		–	$45,207,442
2014	$1.0000	0.07%		0.12%	0.12%	0.07%		–	$37,932,781
2013	$1.0000	0.10%		0.12%	0.12%	0.10%		–	$29,850,029
2012	$1.0000	0.20%		0.12%	0.12%	0.20%		–	$24,408,802
2011	$1.0000	0.15%		0.12%	0.12%	0.15%		–	$19,597,264
Investment Class
2015	$1.0000	0.00	%(e)	0.47%	0.24%	0.00	%(e)	0.23%	$485,292
2014	$1.0000	0.00	%(e)	0.47%	0.19%	0.00	%(e)	0.28%	$726,910
2013	$1.0000	0.00	%(e)	0.47%	0.22%	0.00	%(e)	0.25%	$1,013,152
2012	$1.0000	0.00	%(e)	0.47%	0.32%	0.00	%(e)	0.15%	$961,168
2011	$1.0000	0.00	%(e)	0.46%	0.27%	0.00	%(e)	0.19%	$992,736
Class M
2015	$1.0000	0.14%		0.10%	0.10%	0.14%		–	$1,455,514
2014	$1.0000	0.09%		0.10%	0.10%	0.09%		–	$1,626,315
2013	$1.0000	0.12%		0.10%	0.10%	0.12%		–	$2,825,313
2012	$1.0000	0.22%		0.10%	0.10%	0.22%		–	$1,897,611
2011(f)	$1.0000	0.01%		0.10%**	0.10%**	0.17	%**	–	$2,012,117

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

5

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Notes to Financial Statements

December 31, 2015

1. Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of forty-five (45) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. Each series is authorized to issue an unlimited number of shares, with no par value. The financial statements herein relate to the following fund (the “Fund”).:

Fund	Classes	Commencement of Operations:
State Street Institutional Liquid Reserves Fund	Administration Class Class M Shares Premier Class Service Class Institutional Class Investment Class Investor Class	Not commenced December 15, 2011 August 12, 2004 Not commenced Not commenced October 15, 2007 Not commenced

The Fund is part of a master-feeder investment structure and invests all of its investable assets in interests of its master portfolio (the “Portfolio”) as reflected in the table below. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund’s investment in its Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Fund	% Investment in Master	Portfolio
State Street Institutional Liquid Reserves Fund	98.88%	State Street Money Market Portfolio*

*	A series of the State Street Master Funds

The State Street Institutional Liquid Reserves Fund is considered to be a money market fund pursuant to Rule 2a-7 under the 1940 Act. It is the Fund’s policy, as a money market fund, to maintain a stable net asset value per share of $1.00. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of shareholders’ investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

6

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Notes to Financial Statements — (continued)

December 31, 2015

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation – The Fund records its investment in the Portfolio at value. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The summary of the inputs used for the Portfolio, as of December 31, 2015, in valuing the Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

Investment Transactions and Income Recognition – Investment transactions are accounted for on trade date for financial reporting purposes. Net investment income consists of the Fund’s pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Dividends from net investment income are declared daily and are payable as of the last business day of each month. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of the Portfolio’s realized gains and losses. Distributions from capital gains, if any, are distributed annually. Class specific distribution and shareholder servicing fees are borne by each class. Income, non-class specific expenses, and realized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

Expenses – Certain expenses, which are directly identifiable to a specific fund, are applied to that fund within the Trust. Other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the funds within the Trust.

Federal income taxes – The Fund has qualified and intends to continue to qualify for and elect treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to

7

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Notes to Financial Statements — (continued)

December 31, 2015

the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gain distributions, if any, are determined in accordance with income tax regulation which may differ from U.S. GAAP.

At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser) has reviewed the Fund’s tax positions for the open tax years as of December 31, 2015, and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of tax liability.

For the year ended December 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:

	Paid-In Capital	Accumulated Gain (Loss)	Undistributed Net Investment Income (Loss)
State Street Institutional Liquid Reserves Fund	$–	$(257,186)	$257,186

These differences were primarily attributable to distribution redesignations, net operating loss, non-deductible tax paid and distributions in excess of current earnings. Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions paid to shareholders during the years ended December 31, 2015, and December 31, 2014, was as follows:

	December 31, 2015			December 31, 2014
	Ordinary Income	Tax Exempt Income	Long Term Capital Gain	Ordinary Income	Tax Exempt Income	Long Term Capital Gain
State Street Institutional Liquid Reserves Fund	$48,924,686	$–	$–	$28,785,929	$–	$–

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryover	Total
State Street Institutional Liquid Reserves Fund	$99,748	$–	$–	$99,748

8

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Notes to Financial Statements — (continued)

December 31, 2015

3.	Related Party and Other Fees

The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

The Adviser is contractually obligated until April 30, 2016, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and any class specific expenses such as Distribution, Shareholder Servicing, Administration and Sub-Transfer Agency Fees, as measured on an annualized basis) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with approval of the Board. For the year ended December 31, 2015, SSGA FM did not reimburse or waive any expenses.

Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2015, SSGA FM did not voluntarily waive any expenses.

Under the terms of the reimbursement agreement the Fund agrees to repay SSGA FM up to the amount of fees waived or expenses reduced under the agreement provided that a Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of such Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on a Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of December 31, 2015, SSGA FM has not recouped any expenses from the Fund. The Fund had no waived/reduced fees subject to potential recovery at year-end.

Pursuant to the administration agreement, the Fund, except Class M Shares, pays a fee at an annual rate of 0.05% of its net assets accrued daily to SSGA FM. Class M Shares pay a fee at an annual rate of 0.03% of its net assets accrued daily to SSGA FM. During the year ended December 31, 2015, the Fund incurred the following administration fees:

Class	Amount
Premier Class	$19,195,781
Investment Class	204,257
Class M	576,296

The Fund pays State Street an annual fee for custody and accounting services. Pursuant to the sub-administration agreement, SSGA FM pays an annual fee to State Street for services provided for the Fund.

9

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Notes to Financial Statements — (continued)

December 31, 2015

The Fund’s Investment Class has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Fund shares and for services provided to the Fund’s shareholders. The Fund’s Investment Class Shares may make payments under the Rule 12b-1 Plan at an annual rate up to 0.10% of eligible average daily net assets of the Investment Class Shares. State Street Global Markets LLC (“SSGM” or the “Distributor”), a subsidiary of State Street Corporation, is the Fund’s Distributor.

During the year ended December 31, 2015, the Fund was charged $408,514 but did not make any payments to SSGM under the Rule 12b-1 Plan, as SSGM voluntarily agreed to waive the entire amount of the Rule 12b-1 fees.

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Rule 12b-1 Plan. During the year ended December 31, 2015, SSGM did not make any payments to WMS.

Under the Fund’s Shareholder Servicing Plan, the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Investment Class Shares made payments under the Shareholder Servicing Plan at an annual rate up to 0.25% of the eligible average daily net assets of the Investment Class Shares. During the year ended December 31, 2015, the Fund paid SSGM $684,929 under the shareholder servicing agreement which SSGM subsequently paid to financial intermediaries.

During the year ended December 31, 2015, SSGM voluntarily agreed to waive shareholder services fees of $541,028.

WMS is among the financial intermediaries who may receive fees under the shareholder serving agreement. For the year ended December 31, 2015, WMS received payment of $573,521.

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend paying agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

The custodian will reimburse the Fund in the amount of $925,062, in connection with an excess expense payment made from the Fund to the custodian on December 31, 2015. This amount is contained within Due from Affiliate on the Statement of Assets and Liabilities.

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Fund does not receive compensation from the Fund for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel

10

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Notes to Financial Statements — (continued)

December 31, 2015

and other out-of-pocket expenses in connection with meeting attendance. Trustees’ fees and expenses are allocated among the Trusts and funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the funds, subject to a $15,000 minimum per fund. As of the date of this Shareholder Report, the Trustees were not paid pension or retirement benefits as part of Trust’s expenses. However, the Trust has, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified State Street Institutional Investment Trust series. As of the fiscal year ended December 31, 2015, none of the Independent Trustees participated in the optional deferred compensation program.

The Trust’s officers are compensated by the Adviser and its affiliates.

5.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gate, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund’s financial statements and related disclosure.

6.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

11

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

State Street Institutional Investment Trust:

We have audited the accompanying statement of assets and liabilities of State Street Institutional Liquid Reserves Fund (one of the funds constituting State Street Institutional Investment Trust) (the “Fund”) as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Institutional Liquid Reserves Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2016

12

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Other Information

December 31, 2015 (Unaudited)

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including administration fees; distribution (12b-1) and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2015 to December 31, 2015.

The table below illustrates your Fund’s costs in two ways:

•

Actual Expenses.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes.    This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2015

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period*

Premier Class Shares

Based on Actual Fund Return	$1,000.00	$1,001.40	$0.61

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61

Investment Class Shares

Based on Actual Fund Return	$1,000.00	$1,000.00	$1.31

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,023.89	$1.33

13

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Other Information — (continued)

December 31, 2015 (Unaudited)

SHAREHOLDER EXPENSE EXAMPLE — (continued)

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period*

Class M Shares

Based on Actual Fund Return	$1,000.00	$1,001.60	$0.50

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51

*	The calculations are based on expense incurred in the most recent six month period of the Fund. The annualized average weighted expense ratio as of December 31, 2015, which includes the Fund’s proportionate share of the expenses of the Portfolio, was 0.12%, 0.26% and 0.10%, for the Premier Class, Investment Class and Class M, respectively.

The dollar amount shown as “Expenses Paid” is equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

14

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Shareholder Requests for Additional Information

December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund will file its complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments is available in the Fund’s semi-annual and annual financial statements. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Fund’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or ii) at the Securities and Exchange Commission’s public reference room.

15

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Disclosure of Information about Fund Trustees and Officers

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected:1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.
William L. Marshall State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Marshall Financial Group, Inc.

16

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Richard D. Shirk State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 –Present); Chairman (January 2014 – Present).
Rina K. Spence State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 –present).	75

17

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Bruce D. Taber State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75
Douglas T. Williams State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	75

Interested Trustee(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 –present); and Principal, State Street Global Advisors (2006 – present).	290	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*

18

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1966	Vice President Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014– present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc.( June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected:8/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015 – Present); Senior Manager-Mutual Fund Compliance, ICMA-Retirement Corporation (December 2011 –January 2015); Assistant Vice President, J.P. Morgan (September 2007 – December 2011).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).

19

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

20

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206

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Annual Report

31 December 2015

State Street Master Funds

State Street Money Market Portfolio

State Street Master Funds

State Street Money Market Portfolio

Annual Report

December 31, 2015

State Street Master Funds

State Street Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2015
Certificates of Deposit	41.7%
Financial Company Commercial Paper	20.3
Treasury Repurchase Agreements	19.6
Other Notes	6.4
Government Agency Debt	2.9
Asset Backed Commercial Paper	2.8
Government Agency Repurchase Agreements	2.1
Other Repurchase Agreements	1.2
Other Assets in Excess of Liabilities	3.0
Total	100.0%

Maturity Ladder*	December 31, 2015
Overnight (1 Day)	24.2%
2-30 Days	24.4
31-60 Days	22.5
61-90 Days	11.5
Over 90 Days	14.4
Total	97.0%
Average days to maturity	23
Weighted average life	40

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

25

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value

ASSET BACKED COMMERCIAL PAPER – 2.8%
Atlantic Asset Securitization LLC(a)(b)	0.300%	01/13/2016	01/13/2016	$133,950,000	$133,936,605
Kells Funding LLC(b)(c)	0.250%	01/19/2016	01/19/2016	125,000,000	124,984,375
Kells Funding LLC(b)(c)	0.340%	02/04/2016	02/04/2016	150,000,000	149,951,833
Kells Funding LLC(b)(c)	0.340%	02/11/2016	02/11/2016	100,000,000	99,961,278
Kells Funding LLC(b)(c)	0.330%	02/12/2016	02/12/2016	200,000,000	199,923,000
Kells Funding LLC(b)(c)	0.370%	03/02/2016	03/02/2016	150,000,000	149,905,958
Kells Funding LLC(b)(c)	0.340%	03/09/2016	03/09/2016	75,000,000	74,951,833
Kells Funding LLC(b)(c)	0.380%	03/09/2016	03/09/2016	150,000,000	149,892,334
Versailles Commercial Paper LLC(a)(b)	0.320%	01/04/2016	01/04/2016	125,000,000	124,996,667
Versailles Commercial Paper LLC(a)(b)	0.340%	02/01/2016	02/01/2016	150,000,000	149,956,083

TOTAL ASSET BACKED COMMERCIAL PAPER					1,358,459,966

FINANCIAL COMPANY COMMERCIAL PAPER – 20.3%
Australia & New Zealand Banking Group Ltd.(a)(b)	0.441%	01/11/2016	01/11/2016	85,000,000	85,000,000
Australia & New Zealand Banking Group Ltd.(a)(d)	0.441%	01/13/2016	01/19/2016	100,000,000	100,000,357
Australia & New Zealand Banking Group Ltd.(a)(b)	0.542%	01/19/2016	01/19/2016	78,000,000	78,000,000
Australia & New Zealand Banking Group Ltd.(a)(b)	0.400%	02/25/2016	02/25/2016	26,000,000	25,984,111
Australia & New Zealand Banking Group Ltd.(a)(b)	0.400%	03/01/2016	03/01/2016	52,000,000	51,965,333
Australia & New Zealand Banking Group Ltd.(a)(d)	0.361%	01/04/2016	05/04/2016	126,000,000	125,997,770
Caisse des Depots et Consignations(b)(c)	0.350%	01/25/2016	01/25/2016	200,000,000	199,953,333
Caisse des Depots et Consignations(b)(c)	0.270%	02/02/2016	02/02/2016	305,000,000	304,926,800
Caisse des Depots et Consignations(b)(c)	0.330%	02/03/2016	02/03/2016	195,000,000	194,941,013
Caisse des Depots et Consignations(b)(c)	0.410%	02/05/2016	02/05/2016	200,000,000	199,920,278
Caisse des Depots et Consignations(b)(c)	0.330%	02/19/2016	02/19/2016	250,000,000	249,887,708
Caisse des Depots et Consignations(b)(c)	0.320%	02/22/2016	02/22/2016	260,000,000	259,879,822
Caisse des Depots et Consignations(b)(c)	0.320%	02/26/2016	02/26/2016	75,000,000	74,962,667
Caisse des Depots et Consignations(b)(c)	0.340%	03/01/2016	03/01/2016	63,000,000	62,964,300
Caisse des Depots et Consignations(b)(c)	0.345%	03/15/2016	03/15/2016	52,000,000	51,963,123
Caisse des Depots et Consignations(b)(c)	0.460%	03/16/2016	03/16/2016	200,000,000	199,808,333
Commonwealth Bank of Australia(a)(b)	0.441%	01/11/2016	01/11/2016	88,000,000	88,000,000
Commonwealth Bank of Australia(a)(d)	0.602%	01/26/2016	04/26/2016	110,000,000	110,000,000
DBS Bank Ltd.(a)(b)	0.340%	01/21/2016	01/21/2016	80,000,000	79,984,889
DBS Bank Ltd.(a)(b)	0.340%	02/02/2016	02/02/2016	100,000,000	99,969,778
DBS Bank Ltd.(a)(b)	0.340%	02/04/2016	02/04/2016	100,000,000	99,967,889
DBS Bank Ltd.(a)(b)	0.330%	02/05/2016	02/05/2016	100,000,000	99,967,917
DBS Bank Ltd.(a)(b)	0.330%	02/10/2016	02/10/2016	125,000,000	124,954,167

See accompanying notes to the financial statements.

26

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
DnB Bank ASA(a)(b)	0.355%	02/23/2016	02/23/2016	$375,000,000	$374,804,010
DnB Bank ASA(a)(b)	0.340%	03/07/2016	03/07/2016	350,000,000	349,781,833
Erste Abwicklungsanstalt(a)(b)	0.320%	01/12/2016	01/12/2016	140,000,000	139,986,311
Erste Abwicklungsanstalt(a)(b)	0.320%	03/08/2016	03/08/2016	50,000,000	49,970,222
General Electric Capital Corp.(b)	0.150%	01/04/2016	01/04/2016	150,000,000	149,998,125
HSBC Bank PLC(a)(d)	0.570%	01/18/2016	05/18/2016	252,000,000	252,000,000
National Australia Bank Ltd.(a)(b)	0.427%	01/12/2016	01/12/2016	60,000,000	60,000,000
National Australia Bank Ltd.(a)(b)	0.400%	03/03/2016	03/03/2016	201,100,000	200,961,465
National Australia Bank Ltd.(a)(d)	0.439%	01/06/2016	04/06/2016	172,000,000	172,000,000
Nederlandse Waterschapsbank NV(a)(b)	0.340%	01/27/2016	01/27/2016	75,000,000	74,981,583
Nordea Bank AB(a)(b)	0.375%	02/23/2016	02/23/2016	300,000,000	299,834,375
Nordea Bank AB(a)(b)	0.330%	03/07/2016	03/07/2016	51,000,000	50,969,145
Nordea Bank AB(a)(b)	0.330%	03/08/2016	03/08/2016	50,000,000	49,969,292
NRW.Bank(a)(b)	0.265%	01/13/2016	01/13/2016	170,000,000	169,984,983
NRW.Bank(a)(b)	0.210%	01/14/2016	01/14/2016	157,000,000	156,988,094
Skandinaviska Enskilda Banken AB(a)(b)	0.330%	02/03/2016	02/03/2016	136,000,000	135,958,860
Skandinaviska Enskilda Banken AB(a)(b)	0.335%	02/04/2016	02/04/2016	250,000,000	249,920,903
Skandinaviska Enskilda Banken AB(a)(b)	0.325%	02/11/2016	02/11/2016	118,000,000	117,956,324
Skandinaviska Enskilda Banken AB(a)(b)	0.325%	02/12/2016	02/12/2016	300,000,000	299,886,250
Skandinaviska Enskilda Banken AB(a)(b)	0.325%	02/23/2016	02/23/2016	250,000,000	249,880,382
Societe Generale(a)(b)	0.350%	01/05/2016	01/05/2016	250,000,000	249,990,278
Societe Generale(a)(b)	0.500%	02/01/2016	02/01/2016	250,000,000	249,892,361
Standard Chartered Bank(a)(b)	0.290%	01/22/2016	01/22/2016	96,000,000	95,983,760
Standard Chartered Bank(a)(b)	0.300%	02/05/2016	02/05/2016	142,000,000	141,958,583
Standard Chartered Bank(a)(b)	0.650%	04/04/2016	04/04/2016	145,000,000	144,753,903
Sumitomo Mitsui Banking Corp.(a)(b)	0.310%	01/13/2016	01/13/2016	250,000,000	249,974,167
Sumitomo Mitsui Banking Corp.(a)(b)	0.300%	01/20/2016	01/20/2016	92,000,000	91,985,433
Svenska Handelsbanken AB(a)(b)	0.310%	02/12/2016	02/12/2016	300,000,000	299,891,500
Swedbank AB(b)	0.350%	02/03/2016	02/03/2016	75,000,000	74,975,938
Swedbank AB(b)	0.350%	02/04/2016	02/04/2016	200,000,000	199,933,889
Swedbank AB(b)	0.330%	02/10/2016	02/10/2016	100,000,000	99,963,333
Swedbank AB(b)	0.330%	02/11/2016	02/11/2016	200,000,000	199,924,833
Swedbank AB(b)	0.400%	03/01/2016	03/01/2016	111,000,000	110,926,000
Swedbank AB(b)	0.400%	03/03/2016	03/03/2016	63,000,000	62,956,600
Swedbank AB(b)	0.400%	03/04/2016	03/04/2016	138,000,000	137,903,400
Toyota Motor Credit Corp.(d)	0.369%	01/07/2016	01/12/2016	150,000,000	150,000,000
Toyota Motor Credit Corp.(d)	0.387%	01/11/2016	01/14/2016	95,000,000	95,000,000
Westpac Banking Corp.(a)(b)	0.441%	01/11/2016	01/11/2016	160,000,000	160,000,000
Westpac Banking Corp.(a)(d)	0.532%	01/25/2016	02/25/2016	71,500,000	71,500,000
Westpac Banking Corp.(a)(d)	0.532%	01/26/2016	02/26/2016	71,500,000	71,500,000
Westpac Banking Corp.(a)(d)	0.411%	01/11/2016	03/11/2016	122,000,000	122,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					9,655,845,723

See accompanying notes to the financial statements.

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Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
CERTIFICATES OF DEPOSIT – 41.7%
Bank of Montreal(b)	0.290%	01/07/2016	01/07/2016	$268,000,000	$268,000,000
Bank of Montreal(b)	0.290%	01/08/2016	01/08/2016	175,000,000	175,000,000
Bank of Montreal(b)	0.300%	01/11/2016	01/11/2016	205,000,000	205,000,000
Bank of Montreal(b)	0.451%	01/15/2016	01/15/2016	100,000,000	100,000,000
Bank of Montreal(b)	0.520%	01/15/2016	01/15/2016	325,000,000	325,000,000
Bank of Montreal(b)	0.320%	02/17/2016	02/17/2016	90,000,000	90,000,000
Bank of Montreal(d)	0.487%	01/14/2016	03/14/2016	100,000,000	100,000,000
Bank of Montreal(d)	0.530%	01/19/2016	03/18/2016	100,000,000	100,000,000
Bank of Nova Scotia(b)	0.260%	02/01/2016	02/01/2016	290,000,000	290,000,000
Bank of Nova Scotia(d)	0.449%	01/07/2016	04/07/2016	335,000,000	335,000,000
Bank of Nova Scotia(d)	0.459%	01/05/2016	05/05/2016	295,000,000	295,000,000
Bank of Tokyo – Mitsubishi(b)	0.250%	01/04/2016	01/04/2016	213,000,000	213,000,000
Bank of Tokyo – Mitsubishi(b)	0.380%	01/04/2016	01/04/2016	200,000,000	200,000,000
Bank of Tokyo – Mitsubishi(b)	0.300%	01/06/2016	01/06/2016	450,000,000	450,000,000
Bank of Tokyo – Mitsubishi(b)	0.340%	01/07/2016	01/07/2016	300,000,000	300,000,000
Bank of Tokyo – Mitsubishi(b)	0.300%	01/11/2016	01/11/2016	350,000,000	350,000,000
Bank of Tokyo – Mitsubishi(b)	0.300%	01/14/2016	01/14/2016	200,000,000	200,000,000
Bank of Tokyo – Mitsubishi(b)	0.300%	02/01/2016	02/01/2016	350,000,000	350,000,000
BNP Paribas(b)	0.310%	02/03/2016	02/03/2016	128,000,000	128,000,000
BNP Paribas(b)	0.320%	02/26/2016	02/26/2016	125,000,000	125,000,000
BNP Paribas(b)	0.360%	03/02/2016	03/02/2016	247,000,000	247,000,000
BNP Paribas(b)	0.400%	03/03/2016	03/03/2016	112,000,000	112,000,000
BNP Paribas(b)	0.500%	03/16/2016	03/16/2016	500,000,000	500,000,000
Canadian Imperial Bank of Commerce(b)	0.426%	01/08/2016	01/08/2016	250,000,000	250,000,000
Canadian Imperial Bank of Commerce(d)	0.465%	01/19/2016	02/16/2016	238,000,000	238,000,000
Chase Bank USA NA(d)	0.562%	01/21/2016	04/21/2016	202,000,000	202,000,000
Chase Bank USA NA(d)	0.612%	01/26/2016	05/26/2016	100,000,000	100,000,000
Credit Agricole Corporate & Investment Bank(b)	0.420%	02/01/2016	02/01/2016	400,000,000	400,000,000
Credit Agricole Corporate & Investment Bank(b)	0.360%	02/05/2016	02/05/2016	200,000,000	200,000,000
Credit Agricole Corporate & Investment Bank(b)	0.400%	02/08/2016	02/08/2016	250,000,000	250,000,000
Credit Agricole Corporate & Investment Bank(b)	0.400%	02/09/2016	02/09/2016	200,000,000	200,000,000
Credit Suisse(d)	0.630%	01/19/2016	04/18/2016	250,000,000	250,000,000
Credit Suisse(d)	0.692%	01/27/2016	05/02/2016	200,000,000	200,000,000
ING Bank NV(b)	0.400%	02/01/2016	02/01/2016	400,000,000	400,000,000
ING Bank NV(b)	0.380%	02/02/2016	02/02/2016	400,000,000	400,000,000
ING Bank NV(b)	0.370%	02/05/2016	02/05/2016	400,000,000	400,000,000
ING Bank NV(b)	0.440%	03/14/2016	03/14/2016	200,000,000	200,000,000

See accompanying notes to the financial statements.

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Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
CERTIFICATES OF DEPOSIT – (continued)
KBC Bank NV(b)	0.290%	01/05/2016	01/05/2016	$400,000,000	$400,000,000
National Australia Bank Ltd.(b)	0.275%	01/11/2016	01/11/2016	245,000,000	245,000,340
National Australia Bank Ltd.(b)	0.270%	01/12/2016	01/12/2016	140,000,000	140,000,000
Nordea Bank AB(b)	0.280%	01/20/2016	01/20/2016	225,000,000	225,000,000
Nordea Bank AB(b)	0.360%	02/19/2016	02/19/2016	225,000,000	225,000,000
Norinchukin Bank(b)	0.220%	01/04/2016	01/04/2016	40,000,000	40,000,000
Norinchukin Bank(b)	0.250%	01/05/2016	01/05/2016	275,000,000	275,000,000
Norinchukin Bank(b)	0.250%	01/08/2016	01/08/2016	150,000,000	150,000,000
Norinchukin Bank(b)	0.250%	01/11/2016	01/11/2016	165,000,000	165,000,000
Norinchukin Bank(b)	0.320%	01/12/2016	01/12/2016	199,000,000	198,999,999
Norinchukin Bank(b)	0.310%	01/13/2016	01/13/2016	247,000,000	247,000,000
Norinchukin Bank(b)	0.300%	01/28/2016	01/28/2016	300,000,000	299,998,876
Norinchukin Bank(b)	0.410%	02/05/2016	02/05/2016	400,000,000	400,000,000
Rabobank Nederland NV(d)	0.497%	01/14/2016	03/14/2016	345,000,000	345,000,000
Rabobank Nederland NV(d)	0.583%	01/22/2016	03/22/2016	340,000,000	340,000,000
Rabobank Nederland NV(d)	0.487%	01/13/2016	04/13/2016	209,000,000	209,000,000
Royal Bank of Canada(d)	0.463%	01/11/2016	03/10/2016	200,000,000	200,000,000
Royal Bank of Canada(d)	0.552%	01/20/2016	05/20/2016	125,000,000	125,000,000
Societe Generale(b)	0.440%	02/01/2016	02/01/2016	350,000,000	350,000,000
Societe Generale(b)	0.500%	03/07/2016	03/07/2016	300,000,000	300,000,000
Standard Chartered Bank(b)	0.290%	01/21/2016	01/21/2016	104,000,000	104,000,000
Standard Chartered Bank(b)	0.300%	01/29/2016	01/29/2016	393,000,000	393,000,000
Sumitomo Mitsui Banking Corp.(b)	0.300%	01/21/2016	01/21/2016	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.(b)	0.300%	01/27/2016	01/27/2016	175,000,000	175,000,000
Sumitomo Mitsui Banking Corp.(b)	0.300%	01/28/2016	01/28/2016	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.(b)	0.400%	02/01/2016	02/01/2016	275,000,000	275,000,000
Sumitomo Mitsui Banking Corp.(b)	0.400%	02/16/2016	02/16/2016	123,000,000	122,999,994
Sumitomo Mitsui Banking Corp.(b)	0.400%	02/29/2016	02/29/2016	100,000,000	99,999,996
Sumitomo Mitsui Banking Corp.(b)	0.670%	04/01/2016	04/01/2016	400,000,000	400,000,000
Svenska Handelsbanken AB(b)	0.240%	01/04/2016	01/04/2016	260,000,000	260,000,000
Svenska Handelsbanken AB(b)	0.270%	01/07/2016	01/07/2016	150,000,000	150,000,000
Svenska Handelsbanken AB(b)	0.481%	01/15/2016	01/15/2016	300,000,000	300,000,000
Svenska Handelsbanken AB(b)	0.405%	03/02/2016	03/02/2016	300,000,000	300,002,539
Toronto Dominion Bank(d)	0.487%	01/12/2016	02/12/2016	183,000,000	183,000,000
Toronto Dominion Bank(d)	0.532%	01/25/2016	02/25/2016	139,500,000	139,507,009
Toronto Dominion Bank(d)	0.495%	01/19/2016	03/16/2016	188,000,000	188,000,000
Toronto Dominion Bank(d)	0.429%	01/05/2016	04/05/2016	109,000,000	109,000,000
Toronto Dominion Bank(d)	0.540%	01/19/2016	04/18/2016	114,000,000	114,000,000
Toronto Dominion Bank(d)	0.572%	01/26/2016	05/26/2016	175,000,000	175,000,000
UBS AG(d)	0.595%	01/19/2016	04/18/2016	400,000,000	400,000,000
UBS AG(d)	0.504%	01/04/2016	05/03/2016	350,000,000	350,000,000

See accompanying notes to the financial statements.

29

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Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
CERTIFICATES OF DEPOSIT – (continued)
Wells Fargo Bank NA(d)	0.409%	01/07/2016	01/08/2016	$200,000,000	$200,000,000
Wells Fargo Bank NA(b)	0.397%	01/11/2016	01/11/2016	215,000,000	215,000,000
Wells Fargo Bank NA(b)	0.467%	01/13/2016	01/13/2016	225,000,000	225,000,000
Wells Fargo Bank NA(b)	0.542%	03/03/2016	03/03/2016	275,000,000	275,000,000
Wells Fargo Bank NA(d)	0.570%	01/01/2016	04/04/2016	64,000,000	64,000,000
Wells Fargo Bank NA(d)	0.570%	01/01/2016	04/08/2016	215,000,000	215,000,000
Westpac Banking Corp.(d)	0.542%	01/25/2016	04/25/2016	139,000,000	139,000,000

TOTAL CERTIFICATES OF DEPOSIT					19,899,508,753

OTHER NOTES – 6.4%
Bank of America NA(b)	0.491%	01/15/2016	01/15/2016	168,000,000	168,000,000
Bank of America NA(d)	0.434%	01/04/2016	03/01/2016	151,000,000	151,000,000
Bank of America NA(d)	0.439%	01/05/2016	04/05/2016	148,000,000	148,000,000
Bank of America NA(d)	0.439%	01/06/2016	04/06/2016	145,000,000	145,000,000
Bank of America NA(d)	0.471%	01/11/2016	04/11/2016	84,000,000	84,000,000
Bank of America NA(d)	0.487%	01/12/2016	04/12/2016	82,000,000	82,000,000
Bank of America NA(d)	0.434%	01/04/2016	05/03/2016	141,000,000	141,000,000
Bank of America NA(d)	0.592%	01/21/2016	05/19/2016	175,000,000	175,000,000
BNP Paribas(b)	0.250%	01/04/2016	01/04/2016	81,745,000	81,745,000
JPMorgan Chase Bank NA(d)	0.612%	03/07/2016	08/05/2016	260,000,000	260,000,000
JPMorgan Chase Bank NA(d)	0.480%	01/22/2016	08/22/2016	175,000,000	175,000,000
Lloyds Bank PLC(b)	0.260%	01/04/2016	01/04/2016	720,000,000	720,000,000
Royal Bank of Canada(c)(d)	0.443%	01/07/2016	08/08/2016	155,000,000	155,000,000
Svenska Handelsbanken AB(b)(c)	0.612%	01/27/2016	01/27/2016	180,000,000	180,000,000
Wells Fargo Bank NA(d)	0.607%	03/10/2016	08/09/2016	155,000,000	155,000,000
Wells Fargo Bank NA(d)	0.602%	01/20/2016	08/19/2016	227,000,000	227,000,000

TOTAL OTHER NOTES					3,047,745,000

GOVERNMENT AGENCY DEBT – 2.9%
Federal Home Loan Bank(b)	0.083%	01/04/2016	01/04/2016	321,000,000	320,997,807
Federal Home Loan Bank(b)	0.117%	01/06/2016	01/06/2016	226,000,000	225,996,390
Federal Home Loan Bank(b)	0.123%	01/06/2016	01/06/2016	172,039,000	172,036,133
Federal Home Loan Bank(b)	0.132%	01/08/2016	01/08/2016	252,000,000	251,993,630
Federal Home Loan Bank(b)	0.131%	01/13/2016	01/13/2016	146,000,000	145,993,722
Federal Home Loan Bank(b)	0.304%	01/29/2016	01/29/2016	275,000,000	274,936,261

TOTAL GOVERNMENT AGENCY DEBT					1,391,953,943

See accompanying notes to the financial statements.

30

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Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 2.1%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.000% due 04/01/2026 – 08/01/2045, Federal National Mortgage Associations, 2.500% – 5.500% due 04/01/2026 – 07/01/2045, Government National Mortgage Associations, 2.000% – 5.000% due 03/20/2041 – 09/20/2045, and U.S. Treasury Notes, 0.625% – 3.250% due 06/30/2016 – 02/15/2023, valued at $255,009,352); expected proceeds $250,009,167	0.330%	01/04/2016	01/04/2016	$250,000,000	$250,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/30/2015 (collateralized by a Federal National Mortgage Association, 3.000% due 01/01/2025, and Government National Mortgage Associations, 4.500% – 5.000% due 03/15/2040 – 11/20/2043, valued at $127,500,000); expected proceeds $125,007,292	0.300%	01/06/2016	01/06/2016	125,000,000	125,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by a Federal National Mortgage Association, 1.629% due 08/25/2041, a Government National Mortgage Association, 3.000% due 07/20/2045, U.S. Treasury Bonds, 0.125% – 8.750% due 01/15/2016 – 07/15/2025, U.S. Treasury Inflation Index Bonds, 1.375% – 3.625% due 01/15/2027 – 02/15/2044, U.S. Treasury Notes, 0.500% – 3.750% due 02/28/2017 – 03/31/2020, and a U.S. Treasury Strip, 0.000% due 05/15/2020, valued at $332,520,067); expected proceeds $326,011,953	0.330%	01/04/2016	01/04/2016	326,000,000	326,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					701,000,000

TREASURY REPURCHASE AGREEMENTS – 19.6%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2015 (collateralized by U.S. Treasury Bonds, 3.375% – 3.625% due 08/15/2043 – 05/15/2044, valued at $153,000,057); expected proceeds $150,009,625	0.330%	01/04/2016	01/04/2016	150,000,000	150,000,000

See accompanying notes to the financial statements.

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Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by U.S. Treasury Bonds, 3.125% – 6.625% due 02/15/2027 – 02/15/2043, and U.S. Treasury Notes, 0.875% – 3.500% due 08/31/2016 – 08/15/2021, valued at $8,300,230,563); expected proceeds $8,300,230,556	0.250%	01/04/2016	01/04/2016	$8,300,000,000	$8,300,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/28/2015 (collateralized by U.S. Treasury Notes, 0.500% – 3.250% due 05/31/2016 – 05/31/2022, valued at $408,000,014); expected proceeds $400,020,222	0.260%	01/04/2016	01/04/2016	400,000,000	400,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/29/2015 (collateralized by U.S. Treasury Bonds, 5.250% –8.125% due 08/15/2021 – 05/15/2030, and U.S. Treasury Notes, 0.500% – 3.125% due 09/30/2016 – 11/15/2022, valued at $510,000,014); expected proceeds $500,025,278	0.260%	01/05/2016	01/05/2016	500,000,000	500,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					9,350,000,000

OTHER REPURCHASE AGREEMENTS – 1.2%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/23/2015 (collateralized by various Corporate Bonds, 3.375% –10.500% due 01/27/2016 – 10/02/2043, and U.S. Treasury Notes, 1.250% – 4.250% due 10/31/2017 – 07/31/2022, valued at $117,683,506); expected proceeds $110,165,000	0.600%	01/01/2016	03/22/2016	110,000,000	110,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/17/2015 (collateralized by various Common Stocks, and a U.S. Treasury Bond, 0.125% due 04/15/2017, valued at $330,895,987); expected proceeds $310,475,333	0.460%	01/04/2016	04/15/2016	310,000,000	310,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/10/2015 (collateralized by various Common Stocks, and a U.S. Treasury Bond, 1.750% due 01/15/2028, valued at $133,490,792); expected proceeds $125,125,000	0.400%	01/01/2016	03/09/2016	125,000,000	125,000,000

See accompanying notes to the financial statements.

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Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/30/2015 (collateralized by various Corporate Bonds, 0.000% – 6.950% due 05/10/2017 – 09/01/2046, Federal Home Loan Mortgage Corporations, 2.500% – 10.000% due 06/01/2017 – 12/01/2045, and Federal National Mortgage Associations, 3.000% – 5.500% due 04/01/2037 – 12/01/2045, valued at $335,512,190); expected proceeds $320,669,333	0.628%	01/29/2016	04/28/2016	$320,000,000	$320,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					865,000,000

TOTAL INVESTMENTS(e)(f) – 97.0%					46,269,513,385
Other Assets in Excess of Liabilities – 3.0%					1,414,342,897

NET ASSETS – 100.0%					$47,683,856,282

(a)

Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $6,983,945,508 or 14.65% of net assets as of December 31, 2015.

(b)	Rate represents annualized yield at date of purchase.

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $3,083,777,912 or 6.47% of net assets as of December 31, 2015.

(d)	Variable Rate Security – Interest rate shown is rate in effect at December 31, 2015.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

(f)	Also represents the cost for federal tax purposes.

See accompanying notes to the financial statements.

33

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Statement of Assets and Liabilities

December 31, 2015

Assets
Investments at value and amortized cost (Note 2)	$35,353,513,385
Repurchase Agreements, at value and cost (Note 2)	10,916,000,000

Total Investments	46,269,513,385
Cash	1,406,802,892
Interest receivable	10,724,708
Prepaid expenses and other assets	44,893

Total assets	47,687,085,878
Liabilities
Management fee payable (Note 3)	2,040,177
Administration and custody fees payable (Note 3)	1,155,060
Professional fees payable	9,275
Accrued expenses and other liabilities	25,084

Total liabilities	3,229,596

Net Assets	$47,683,856,282

See accompanying notes to financial statements.

34

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Statement of Operations

Year Ended December 31, 2015

Investment Income
Interest	$97,938,852

Expenses
Management fees (Note 3)	20,608,762
Administration and custody fees (Note 3)	5,218,138
Trustees’ fees (Note 4)	617,284
Professional fees	166,747
Printing fees	14,070
Other expenses	219,054

Total expenses	26,844,055

Net Investment Income	$71,094,797

Realized Gain
Net realized gain on investments	160,294

Net Increase in Net Assets Resulting from Operations	$71,255,091

See accompanying notes to financial statements.

35

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Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
Increase (Decrease) in Net Assets From Operations:
Net investment income	$71,094,797	$50,540,397
Net realized gain on investments	160,294	200,540

Net increase in net assets from operations	71,255,091	50,740,937

Capital Transactions:
Contributions	85,345,364,590	76,110,543,297
Withdrawals	(78,437,231,019)	(69,510,120,416)

Net increase in net assets from capital transactions	6,908,133,571	6,600,422,881

Net Increase in Net Assets	6,979,388,662	6,651,163,818
Net Assets
Beginning of year	40,704,467,620	34,053,303,802

End of year	$47,683,856,282	$40,704,467,620

See accompanying notes to financial statements.

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State Street Money Market Portfolio

Financial Highlights

		Ratios to Average Net Assets				Net Assets End of Year (000s Omitted)
Year Ended December 31,	Total Return(a)	Gross Operating Expenses	Net Operating Expenses	Net Investment Income
2015	0.17%	0.07%	0.07%	0.17%		$47,683,856
2014	0.13%	0.07%	0.07%	0.13%		$40,704,468
2013	0.15%	0.06%	0.06%	0.15%		$34,053,304
2012	0.26%	0.06%	0.06%	0.25%		$27,508,762
2011	0.20%	0.07%	0.07%	0.20	%(b)	$22,780,186

(a)	Results represent past performance and are not indicative of future results.

(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

See accompanying notes to financial statements.

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State Street Master Funds

State Street Money Market Portfolio

Notes to Financial Statements

December 31, 2015

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises five investment portfolios: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street Money Market Portfolio (the “Portfolio”). The Portfolio commenced operations on August 12, 2004.

The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. dollar denominated money market securities.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation – The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees of the Trust (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee (the “Committee”) makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the

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State Street Master Funds

State Street Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

value of the portfolio securities will be determined under procedures established by and under the general supervision of the Committee. The Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the year ended December 31, 2015. Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Portfolio are determined based on Level 2 inputs.

Investment Transactions and Income Recognition – Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Expenses – Advisory fees and other expenses, which are directly identifiable to a specific portfolio, are applied to that portfolio within the Trust. Trustees’ fees and other expenses which cannot be attributed to a specific portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the portfolios within the Trust.

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State Street Master Funds

State Street Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

Repurchase Agreements – The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve losses, costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. The Portfolio may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Federal Income Taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) has reviewed the tax positions for open years as of December 31, 2015, and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the past three years remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Portfolio’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

3.	Related Party Fees

The Trust has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

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Notes to Financial Statements — (continued)

December 31, 2015

Effective June 1, 2015, SSGA FM serves as administrator and State Street serves as sub-administrator. A fee is paid by the Portfolio for the administration, sub-administration, custody and transfer agency services SSGA FM and State Street provide. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per fund fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

Prior to June 1, 2015, State Street served as administrator. The administration fees paid by the Portfolio were not changed as a result of the administrator and sub-administrator appointments as of June 1, 2015.

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust does not receive compensation from the Trust for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. Trustees’ fees and expenses are allocated among the Trusts and funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the funds, subject to a $15,000 minimum per fund. As of the date of this Shareholder Report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses. However, the State Street Master Funds have, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified State Street Master Funds. As of the fiscal year ended December 31, 2015, none of the Independent Trustees participated in the optional deferred compensation program

The Trust’s officers are compensated by the Adviser and its affiliates.

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Notes to Financial Statements — (continued)

December 31, 2015

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

6.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gate, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Portfolio’s financial statements and accompanying notes.

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

42

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Owners of Beneficial Interest of

State Street Master Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of State Street Money Market Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”) as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Money Market Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2016

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State Street Master Funds

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Other Information

December 31, 2015 (Unaudited)

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2015 to December 31, 2015.

The table below illustrates your Portfolio’s costs in two ways:

•

Actual Expenses.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2015

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *

Based on Actual Portfolio Return	$1,000.00	$1,001.00	$0.35

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolio. The Portfolio’s annualized expense ratio for the six months ended December 31, 2015 was 0.07%.

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

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State Street Master Funds

State Street Money Market Portfolio

Shareholder Requests for Additional Information

December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Portfolio’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or ii) at the Securities and Exchange Commission’s public reference room.

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State Street Master Funds

State Street Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected:1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.
William L. Marshall State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Marshall Financial Group, Inc.

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State Street Master Funds

State Street Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Richard D. Shirk State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 –Present); Chairman (January 2014 – Present).
Rina K. Spence State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 –present).	75

47

State Street Master Funds

State Street Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Bruce D. Taber State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75
Douglas T. Williams State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	75

Interested Trustee(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 –present); and Principal, State Street Global Advisors (2006 – present).	290	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*

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State Street Master Funds

State Street Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1966	Vice President Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014– present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc.( June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected:8/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015 – Present); Senior Manager-Mutual Fund Compliance, ICMA-Retirement Corporation (December 2011 –January 2015); Assistant Vice President, J.P. Morgan (September 2007 – December 2011).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).

49

State Street Master Funds

State Street Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

50

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITINVAR IBG-18443

Annual Report

31 December 2015

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Annual Report

December 31, 2015

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Statement of Assets and Liabilities

December 31, 2015

Assets
Investments in corresponding Portfolio, at market value and cost (Note 1)	$11,138,158,172
Cash	3,764
Receivable for Fund shares sold	28,676
Receivable from Adviser (Note 3)	305,625
Prepaid expenses and other assets	13,252

Total assets	11,138,509,489
Liabilities
Administration and custody fees payable (Note 3)	480,043
Shareholder servicing fee payable (Note 3)	151,827
Registration and filing fees payable	113,999
Distribution fees payable (Note 3)	60,731
Professional fees payable	9,421
Transfer agent fees payable	2,462
Dividends payable	16,124
Accrued expenses and other liabilities	25,860

Total liabilities	860,467

Net Assets	$11,137,649,022

Net Assets Consist of:
Paid-in capital	$11,137,607,755
Accumulated net realized gain	41,267

Net Assets	$11,137,649,022

Net Assets
Premier Class	$10,412,966,455

Investment Class	$724,682,567

Shares of Beneficial Interest Outstanding
Premier Class	10,413,041,670

Investment Class	724,666,847

Offering, Net Asset Value, and Redemption Price Per Share
Premier Class	$1.00

Investment Class	$1.00

See accompanying notes to financial statements and financial statements of corresponding portfolio.

1

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Statement of Operations

Year Ended December 31, 2015

Income
Interest income allocated from Portfolio (Note 2)	$4,056,143
Expenses allocated from Portfolio (Note 2)	(6,972,810)

(2,916,667)

Expenses
Administration fees (Note 3)	5,285,419
Shareholder servicing fee – Investment Class (Note 3)	1,732,375
Distribution fees – Investment Class (Note 3)	692,950
Trustees’ fees and expenses	16,033
Registration and filing fees	54,788
Professional fees	28,223
Transfer agent fees (Note 3)	47,663
Printing fees	47,251
Other expenses	210,004

Total expenses	8,114,706
Less: Expenses reimbursed by the Adviser (Note 3)	(8,650,278)
Shareholder servicing fees waived – Investment Class (Note 3)	(1,732,375)
Distribution fees waived – Investment Class (Note 3)	(692,950)

Net expenses	(2,960,897)

Net Investment Income	44,230

Net realized gain on investments allocated from Portfolio	112,061

Net Increase in Net Assets Resulting from Operations	$156,291

See accompanying notes to financial statements and financial statements of corresponding portfolio.

2

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$44,230	$–
Net realized gain on investments	112,061	117,085

Net increase in net assets from operations	156,291	117,085

Distributions to Shareholders from:
Net investment income
Premier Class	(124,494)	–

Net realized gain on investments
Premier Class	–	(115,556)
Investment Class	–	(10,904)

Total distributions	(124,494)	(126,460)

Net Increase (Decrease) from Capital Share Transactions:
Premier Class
Shares sold	34,794,959,292	31,975,975,514
Reinvestment of distributions	108,212	95,741
Shares redeemed	(32,720,944,051)	(35,586,824,951)

Net increase (decrease) from capital share transactions	2,074,123,453	(3,610,753,696)

Investment Class
Shares sold	1,531,621,992	1,670,573,898
Reinvestment of distributions	–	19
Shares redeemed	(1,548,193,858)	(2,336,534,788)

Net decrease from capital share transactions	(16,571,866)	(665,960,871)

Net Increase (Decrease) in Net Assets	2,057,583,384	(4,276,723,942)
Net Assets
Beginning of year	9,080,065,638	13,356,789,580

End of year	$11,137,649,022	$9,080,065,638

Undistributed (Distributions in excess of) net investment income	$–	$–

Changes in Shares:
Premier Class
Shares sold	34,794,959,292	31,975,975,514
Reinvestment of distributions	108,212	95,741
Shares redeemed	(32,720,944,051)	(35,586,824,951)

Net increase (decrease) in shares	2,074,123,453	(3,610,753,696)

Investment Class
Shares sold	1,531,621,992	1,670,573,898
Reinvestment of distributions	–	19
Shares redeemed	(1,548,193,859)	(2,336,534,788)

Net decrease in shares	(16,571,867)	(665,960,871)

See accompanying notes to financial statements and financial statements of corresponding portfolio.

3

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below(a):

Year Ended December 31,	Net Asset Value Beginning of Year	Net Investment Income/(Loss)		Gain on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
Premier Class
2015	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2014	$1.0000	$–		$0.0000	(d)	$0.0000	(d)	$–		$(0.0000	)(d)	$(0.0000	)(d)
2013	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$(0.0000	)(d)	$(0.0000	)(d)
2011	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–		$(0.0001)
Investment Class
2015	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2014	$1.0000	$(0.0010)		$0.0010		$0.0000	(d)	$–		$(0.0000	)(d)	$(0.0000	)(d)
2013	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$(0.0000	)(d)	$(0.0000	)(d)
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than 0.005%.

See accompanying notes to financial statements and financial statements of corresponding portfolio.

4

Year Ended December 31,	Net Asset Value End of Year	Ratios to Average Net Assets/Supplemental Data(a)							Net Assets End of Year (000s omitted)
		Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)
Premier Class
2015	$1.0000	0.00	%(e)	0.12%	0.04%	0.00	%(e)	0.08%	$10,412,966
2014	$1.0000	0.00	%(e)	0.12%	0.04%	0.00	%(e)	0.08%	$8,338,818
2013	$1.0000	0.00	%(e)	0.12%	0.07%	0.00	%(e)	0.05%	$11,949,583
2012	$1.0000	0.00	%(e)	0.12%	0.08%	0.00	%(e)	0.04%	$10,151,078
2011	$1.0000	0.01%		0.13%	0.03%	0.00	%(e)	0.10%	$9,426,334
Investment Class
2015	$1.0000	0.00	%(e)	0.47%	0.04%	0.00	%(e)	0.43%	$724,683
2014	$1.0000	0.00	%(e)	0.47%	0.05%	0.00	%(e)	0.42%	$741,248
2013	$1.0000	0.00	%(e)	0.47%	0.07%	0.00	%(e)	0.40%	$1,407,207
2012	$1.0000	0.00	%(e)	0.47%	0.08%	0.00	%(e)	0.39%	$1,475,932
2011	$1.0000	0.00	%(e)	0.48%	0.05%	0.00	%(e)	0.43%	$1,381,305

See accompanying notes to financial statements and financial statements of corresponding portfolio.

5

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Notes to Financial Statements

December 31, 2015

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of forty-five (45) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. Each series is authorized to issue an unlimited number of shares, with no par value. The financial statements herein relate to the following fund (the “Fund”):

Fund	Classes	Commencement of Operations:
State Street Institutional Treasury Money Market Fund	Administration Class Institutional Class Investment Class Investor Class Premier Class Service Class	Not commenced Not commenced October 25, 2007 Not commenced October 25, 2007 Not commenced

The Fund is part of a master-feeder investment structure and invests all of its investable assets in interests of its master portfolio (the “Portfolio”) as reflected in the table below. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund’s investment in its Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Fund	% Investment in Master	Portfolio
State Street Institutional Treasury Money Market Fund	94.10%	State Street Treasury Money Market Portfolio*

*	A series of the State Street Master Funds

The State Street Institutional Treasury Money Market Fund is considered to be a money market fund pursuant to Rule 2a-7 under the 1940 Act. It is the Fund’s policy, as a money market fund, to maintain a stable net asset value per share of $1.00. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of shareholders’ investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

6

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Notes to Financial Statements — (continued)

December 31, 2015

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security valuation – The Fund records its investment in the Portfolio at value. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The summary of the inputs used for the Portfolio, as of December 31, 2015, in valuing the Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

Investment transactions and income recognition – Investment transactions are accounted for on trade date for financial reporting purposes. Net investment income consists of the Fund’s pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Dividends from net investment income are declared daily and are payable as of the last business day of each month. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of the Portfolio’s realized gains and losses. Distributions from capital gains, if any, are distributed annually. Class specific distribution and shareholder servicing fees are borne by each class. Income, non-class specific expenses, and realized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

Expenses – Certain expenses, which are directly identifiable to a specific fund, are applied to that fund within the Trust. Other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the funds within the Trust.

Federal income taxes – The Fund has qualified and intends to continue to qualify for and elect treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year.

7

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Notes to Financial Statements — (continued)

December 31, 2015

In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gain distributions, if any, are determined in accordance with income tax regulation which may differ from U.S. GAAP.

At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser) has reviewed the Fund’s tax positions for the open tax years as of December 31, 2015, and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of tax liability.

For the year ended December 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:

	Paid-In Capital	Accumulated Gain (Loss)	Undistributed Net Investment Income (Loss)
State Street Institutional Treasury Money Market Fund	$–	$(80,264)	$80,264

These differences were primarily attributable to distribution redesignations, net operating loss, non-deductible tax paid and distributions in excess of current earnings. Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions paid to shareholders during the years ended December 31, 2015, and December 31, 2014, was as follows:

	December 31, 2015			December 31, 2014
	Ordinary Income	Tax Exempt Income	Long Term Capital Gain	Ordinary Income	Tax Exempt Income	Long Term Capital Gain
State Street Institutional Treasury Money Market Fund	$124,494	$–	$–	$126,460	$–	$–

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryover	Total
State Street Institutional Treasury Money Market Fund	$41,267	$–	$–	$41,267

8

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Notes to Financial Statements — (continued)

December 31, 2015

3.	Related Party and Other Fees

The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

SSGA FM may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2015, SSGA FM voluntarily waived $8,650,278.

Under the terms of the reimbursement agreement the Fund agrees to repay SSGA FM up to the amount of fees waived or expenses reduced under the agreement provided that a Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of such Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on a Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of December 31, 2015, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:

Expiration Date	Amount
12/31/2016	$6,058,938
12/31/2017	7,917,168
12/31/2018	8,650,278

Pursuant to the administration agreement, the Fund pays a fee at an annual rate of 0.05% of its net assets accrued daily to SSGA FM. The Fund pays State Street an annual fee for custody and accounting services. Pursuant to the sub-administration agreement, SSGA FM pays an annual fee to State Street for services provided to the Fund.

The Fund’s Investment Class has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Fund shares and for services provided to the Fund’s shareholders. The Fund’s Investment Class Shares may make payments under the Rule 12b-1 Plan at an annual rate up to 0.10% of eligible average daily net assets of the Investment Class Shares. State Street Global Markets LLC (“SSGM” or the “Distributor”), a subsidiary of State Street Corporation, is the Fund’s Distributor.

9

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Notes to Financial Statements — (continued)

December 31, 2015

During the year ended December 31, 2015, the Fund was charged $692,950 but did not make any payments to SSGM under the Rule 12b-1 Plan, as SSGM voluntarily agreed to waive the entire amount of the Rule 12b-1 fees.

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Rule 12b-1 Plan. During the year ended December 31, 2015, SSGM did not make any payments to WMS.

Under the Fund’s Shareholder Servicing Plan, the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Investment Class Shares made payments under the Shareholder Servicing Plan at an annual rate up to 0.25% of the eligible average daily net assets of the Investment Class Shares. During the year ended December 31, 2015, the Fund paid SSGM $97,257 under the shareholder servicing agreement which SSGM subsequently paid to financial intermediaries.

During the year ended December 31, 2015, SSGM voluntarily agreed to waive shareholder services fees of $1,732,375.

WMS is among the financial intermediaries who may receive fees under the shareholder serving agreement. For the year ended December 31, 2015, WMS received payment of $97,257.

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend paying agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Fund does not receive compensation from the Fund for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. Trustees’ fees and expenses are allocated among the Trusts and funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the funds, subject to a $15,000 minimum per fund. As of the date of this Shareholder Report, the Trustees were not paid pension or retirement benefits as part of Trust’s expenses. However, the Trust has, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified State Street Institutional Investment Trust series. As of the fiscal year ended December 31, 2015, none of the Independent Trustees participated in the optional deferred compensation program.

10

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Notes to Financial Statements — (continued)

December 31, 2015

The Trust’s officers are compensated by the Adviser and its affiliates.

5.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gate, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund’s financial statements and related disclosure.

6.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

11

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

State Street Institutional Investment Trust:

We have audited the accompanying statement of assets and liabilities of the State Street Institutional Treasury Money Market Fund (one of the funds constituting State Street Institutional Investment Trust) (the “Fund”) as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Institutional Treasury Money Market Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2016

12

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Other Information

December 31, 2015 (Unaudited)

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including administration fees; distribution (12b-1) and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2015 to December 31, 2015.

The table below illustrates your Fund’s costs in two ways:

•

Actual expenses.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical example for comparison purposes.    This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2015

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *

Premier Class Shares

Based on Actual Fund Return	$1,000.00	$1,000.00	$0.25

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26

Investment Class Shares

Based on Actual Fund Return	$1,000.00	$1,000.00	$0.25

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26

*	The calculations are based on expense incurred in the most recent six month period of the Fund. The annualized average weighted expense ratio as of December 31, 2015, which includes the Fund’s proportionate share of the expenses of the Portfolio, was 0.05% and 0.05% for the Premier Class and Investment Class, respectively.

The dollar amount shown as “Expenses Paid” is equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

13

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Shareholder Requests for Additional Information

December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund will file its complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments is available in the Fund’s semi-annual and annual financial statements. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Fund’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (ii) at the Securities and Exchange Commission’s public reference room.

14

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Disclosure of Information about Fund Trustees and Officers

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.

15

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
William L. Marshall State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Marshall Financial Group, Inc.
Richard D. Shirk State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present); Chairman (January 2014 – Present).
Rina K. Spence State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 – present).	75

16

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Bruce D. Taber State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75
Douglas T. Williams State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	75
Interested Trustee(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	290	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*

17

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1966	Vice President Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 4/15	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected: 8/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015 – Present); Senior Manager-Mutual Fund Compliance, ICMA-Retirement Corporation (December 2011 – January 2015); Assistant Vice President, J.P. Morgan (September 2007 – December 2011).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).

18

State Street Institutional Investment Trust

State Street Institutional Treasury Money Market Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

19

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206

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Annual Report

31 December 2015

State Street Master Funds

State Street Treasury Money Market Portfolio

State Street Master Funds

State Street Treasury Money Market Portfolio

Annual Report

December 31, 2015

State Street Master Funds

State Street Treasury Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2015
Treasury Debt	100.0%
Other Assets in Excess of Liabilities	0.0 **
Total	100.0%

Maturity Ladder*	December 31, 2015
2-30 Days	55.8
31-60 Days	17.1
61-90 Days	13.1
Over 90 Days	14.0
Total	100.0%
Average days to maturity	28
Weighted average life	70

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

**	Amount represents less than 0.05% of net assets.

See accompanying notes to financial statements.

25

State Street Master Funds

State Street Treasury Money Market Portfolio

Schedule of Investments

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 100.0%
U.S. Treasury Bill(a)	0.000%	01/07/2016	01/07/2016	$132,100,000	$132,099,945
U.S. Treasury Bill(a)	0.003%	01/07/2016	01/07/2016	45,000,000	44,999,542
U.S. Treasury Bill(a)	0.018%	01/07/2016	01/07/2016	120,000,000	119,999,650
U.S. Treasury Bill(a)	0.050%	01/07/2016	01/07/2016	196,000,000	195,998,367
U.S. Treasury Bill(a)	0.055%	01/07/2016	01/07/2016	53,000,000	52,999,514
U.S. Treasury Bill(a)	0.060%	01/07/2016	01/07/2016	253,000,000	252,997,470
U.S. Treasury Bill(a)	0.235%	01/07/2016	01/07/2016	601,140,000	601,140,000
U.S. Treasury Bill(a)	0.000%	01/14/2016	01/14/2016	553,375,000	553,375,000
U.S. Treasury Bill(a)	0.001%	01/14/2016	01/14/2016	75,000,000	74,999,973
U.S. Treasury Bill(a)	0.020%	01/14/2016	01/14/2016	50,000,000	49,999,639
U.S. Treasury Bill(a)	0.065%	01/14/2016	01/14/2016	27,000,000	26,999,366
U.S. Treasury Bill(a)	0.070%	01/14/2016	01/14/2016	165,000,000	164,995,829
U.S. Treasury Bill(a)	0.072%	01/14/2016	01/14/2016	27,000,000	26,999,293
U.S. Treasury Bill(a)	0.075%	01/14/2016	01/14/2016	81,000,000	80,997,806
U.S. Treasury Bill(a)	0.080%	01/14/2016	01/14/2016	125,000,000	124,996,389
U.S. Treasury Bill(a)	0.095%	01/14/2016	01/14/2016	68,902,000	68,899,636
U.S. Treasury Bill(a)	0.100%	01/14/2016	01/14/2016	86,000,000	85,996,894
U.S. Treasury Bill(a)	0.205%	01/14/2016	01/14/2016	1,000,000,000	999,925,972
U.S. Treasury Bill(a)	0.001%	01/21/2016	01/21/2016	100,000,000	99,999,944
U.S. Treasury Bill(a)	0.005%	01/21/2016	01/21/2016	30,768,000	30,767,915
U.S. Treasury Bill(a)	0.010%	01/21/2016	01/21/2016	163,000,000	162,999,094
U.S. Treasury Bill(a)	0.015%	01/21/2016	01/21/2016	450,000,000	449,996,250
U.S. Treasury Bill(a)	0.180%	01/21/2016	01/21/2016	100,000,000	99,990,000
U.S. Treasury Bill(a)	0.195%	01/21/2016	01/21/2016	650,000,000	649,929,583
U.S. Treasury Bill(a)	0.020%	01/28/2016	01/28/2016	450,000,000	449,993,250
U.S. Treasury Bill(a)	0.140%	01/28/2016	01/28/2016	100,000,000	99,989,500
U.S. Treasury Bill(a)	0.170%	01/28/2016	01/28/2016	900,000,000	899,885,250
U.S. Treasury Bill(a)	0.115%	02/04/2016	02/04/2016	283,000,000	282,969,263
U.S. Treasury Bill(a)	0.118%	02/04/2016	02/04/2016	42,000,000	41,995,339
U.S. Treasury Bill(a)	0.135%	02/11/2016	02/11/2016	250,000,000	249,961,563
U.S. Treasury Bill(a)	0.145%	02/18/2016	02/18/2016	250,000,000	249,951,667
U.S. Treasury Bill(a)	0.140%	02/25/2016	02/25/2016	237,000,000	236,949,308
U.S. Treasury Bill(a)	0.210%	03/03/2016	03/03/2016	200,000,000	199,927,667
U.S. Treasury Bill(a)	0.215%	03/03/2016	03/03/2016	250,000,000	249,907,431
U.S. Treasury Bill(a)	0.240%	03/10/2016	03/10/2016	50,000,000	49,977,000
U.S. Treasury Bill(a)	0.268%	03/10/2016	03/10/2016	92,000,000	91,952,831
U.S. Treasury Bill(a)	0.280%	03/10/2016	03/10/2016	108,000,000	107,942,040
U.S. Treasury Bill(a)	0.255%	03/17/2016	03/17/2016	146,000,000	145,921,403
U.S. Treasury Bill(a)	0.280%	03/17/2016	03/17/2016	300,000,000	299,822,667
U.S. Treasury Bill(a)	0.195%	03/24/2016	03/24/2016	50,000,000	49,977,521

26

See accompanying notes to the financial statements.

State Street Master Funds

State Street Treasury Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – (continued)
U.S. Treasury Bill(a)	0.245%	03/24/2016	03/24/2016	$159,000,000	$158,910,187
U.S. Treasury Bill(a)	0.250%	03/24/2016	03/24/2016	192,103,100	191,992,374
U.S. Treasury Bill(a)	0.250%	03/31/2016	03/31/2016	93,000,000	92,941,875
U.S. Treasury Bill(a)	0.260%	03/31/2016	03/31/2016	210,812,500	210,675,472
U.S. Treasury Note(a)	0.052%	01/31/2016	01/31/2016	70,000,000	70,018,454
U.S. Treasury Note(b)	0.305%	01/01/2016	01/31/2016	595,000,000	594,998,806
U.S. Treasury Note(a)	0.303%	02/29/2016	02/29/2016	300,000,000	299,973,979
U.S. Treasury Note(b)	0.329%	01/01/2016	04/30/2016	307,600,000	307,612,754
U.S. Treasury Note(b)	0.330%	01/01/2016	07/31/2016	80,000,000	80,005,884
U.S. Treasury Note(b)	0.313%	01/01/2016	10/31/2016	280,000,000	279,961,823
U.S. Treasury Note(b)	0.344%	01/01/2016	01/31/2017	238,000,000	237,999,246
U.S. Treasury Note(b)	0.334%	01/01/2016	04/30/2017	121,000,000	121,000,396
U.S. Treasury Note(b)	0.337%	01/01/2016	07/31/2017	231,000,000	230,890,343
U.S. Treasury Note(b)	0.428%	01/01/2016	10/31/2017	100,000,000	99,815,200

TOTAL TREASURY DEBT					11,836,023,564

TOTAL INVESTMENTS(c)(d) – 100.0%					11,836,023,564
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%(e)					1,104,096

NET ASSETS – 100.0%					$11,837,127,660

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at December 31, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

(d)	Also represents the cost for federal tax purposes.

(e)	Amount shown represents less than 0.05% of net assets.

27

See accompanying notes to the financial statements.

State Street Master Funds

State Street Treasury Money Market Portfolio

Statement of Assets and Liabilities

December 31, 2015

Assets
Investments at value and amortized cost (Note 2)	$11,836,023,564
Cash	737,563
Interest receivable	1,226,928
Prepaid expenses and other assets	14,607

Total assets	11,838,002,662
Liabilities
Management fee payable (Note 3)	506,101
Administration and custody fees payable (Note 3)	323,510
Professional fees payable	31,124
Accrued expenses and other liabilities	14,267

Total liabilities	875,002

Net Assets	$11,837,127,660

See accompanying notes to financial statements.

28

State Street Master Funds

State Street Treasury Money Market Portfolio

Statement of Operations

Year Ended December 31, 2015

Investment Income
Interest	$4,368,076

Expenses
Management fees (Note 3)	5,725,045
Administration and custody fees (Note 3)	1,450,726
Trustees’ fees (Note 4)	168,115
Professional fees	100,302
Printing fees	7,040
Other expenses	119,357

Total expenses	7,570,585

Net Investment Loss	(3,202,509)

Realized Gain (Loss)
Net realized gain on investments	119,782

Net Decrease in Net Assets Resulting from Operations	$(3,082,727)

See accompanying notes to financial statements.

29

State Street Master Funds

State Street Treasury Money Market Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(3,202,509)	$(2,505,474)
Net realized gain on investments	119,782	130,828

Net decrease in net assets from operations	(3,082,727)	(2,374,646)

Capital Transactions:
Contributions	26,921,306,751	27,518,525,235
Withdrawals	(25,328,556,655)	(31,826,712,166)

Net increase (decrease) in net assets from capital transactions	1,592,750,096	(4,308,186,931)

Net Increase (Decrease) in Net Assets	1,589,667,369	(4,310,561,577)
Net Assets
Beginning of year	10,247,460,291	14,558,021,868

End of year	$11,837,127,660	$10,247,460,291

See accompanying notes to financial statements.

30

State Street Master Funds

State Street Treasury Money Market Portfolio

Financial Highlights

	Total Return(a)		Ratios to Average Net Assets				Net Assets End of Year (000s Omitted)
Year Ended December 31,			Gross Operating Expenses	Net Operating Expenses	Net Investment Income
2015	(0.04)%		0.07%	0.07%	(0.03)%		$11,837,128
2014	(0.02)%		0.07%	0.07%	(0.02)%		$10,247,460
2013	0.00	%(b)	0.07%	0.07%	0.00	%(b)	$14,558,022
2012	0.02%		0.07%	0.07%	0.02%		$12,712,060
2011	(0.09)%		0.07%	0.07%	(0.03	)%(c)	$12,094,364

(a)	Results represent past performance and are not indicative of future results.

(b)	Amount is less than 0.005%.

(c)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

See accompanying notes to financial statements.

31

State Street Master Funds

State Street Treasury Money Market Portfolio

Notes to Financial Statements

December 31, 2015

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises five investment portfolios: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street Treasury Money Market Portfolio (the “Portfolio”). The Portfolio commenced operations on October 25, 2007.

The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security valuation – The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees of the Trust (the “Board.”) The Board has adopted procedures concerning securities valuation, under which an Oversight Committee (the “Committee”) makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general

32

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Notes to Financial Statements — (continued)

December 31, 2015

supervision of the Committee. The Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the year ended December 31, 2015. Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Portfolio are determined based on Level 2 inputs.

Investment transactions and income recognition – Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Expenses – Advisory fees and other expenses, which are directly identifiable to a specific portfolio, are applied to that portfolio within the Trust. Trustees’ fees and other expenses which cannot be attributed to a specific portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the portfolios within the Trust.

33

State Street Master Funds

State Street Treasury Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

Repurchase agreements – The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve losses, costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. The Portfolio may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Federal income taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) has reviewed the tax positions for open years as of December 31, 2015, and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the past three years remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Portfolio’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

3.	Related Party Fees

The Trust has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

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State Street Master Funds

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Notes to Financial Statements — (continued)

December 31, 2015

Effective June 1, 2015, SSGA FM serves as administrator and State Street serves as sub-administrator. A fee is paid by the Portfolio for the administration, sub-administration, custody and transfer agency services SSGA FM and State Street provide. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per fund fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

Prior to June 1, 2015, State Street served as administrator. The administration fees paid by the Portfolio were not changed as a result of the administrator and sub-administrator appointments as of June 1, 2015.

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust does not receive compensation from the Trust for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. Trustees’ fees and expenses are allocated among the Trusts and funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the funds, subject to a $15,000 minimum per fund. As of the date of this Shareholder Report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses. However, the State Street Master Funds have, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified State Street Master Funds. As of the fiscal year ended December 31, 2015, none of the Independent Trustees participated in the optional deferred compensation program

The Trust’s officers are compensated by the Adviser and its affiliates.

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State Street Master Funds

State Street Treasury Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

6.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gate, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Portfolio’s financial statements and accompanying notes.

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

36

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Owners of Beneficial Interest of

State Street Master Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the State Street Treasury Money Market Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”) as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Treasury Money Market Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2016

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State Street Master Funds

State Street Treasury Money Market Portfolio

Other Information

December 31, 2015 (Unaudited)

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2015 to December 31, 2015.

The table below illustrates your Portfolio’s costs in two ways:

•

Actual expenses.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period.”

•

Hypothetical example for comparison purposes.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2015

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *

Based on Actual Portfolio Return	$1,000.00	$999.80	$0.35

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolio. The Portfolio’s annualized expense ratio for the six months ended December 31, 2015 was 0.07%.

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

38

State Street Master Funds

State Street Treasury Money Market Portfolio

Shareholder Requests for Additional Information

December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Portfolio’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (ii) at the Securities and Exchange Commission’s public reference room.

39

State Street Master Funds

State Street Treasury Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.

40

State Street Master Funds

State Street Treasury Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
William L. Marshall State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Marshall Financial Group, Inc.
Richard D. Shirk State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present); Chairman (January 2014 – Present).
Rina K. Spence State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 – present).	75

41

State Street Master Funds

State Street Treasury Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Bruce D. Taber State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75
Douglas T. Williams State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	75
Interested Trustee(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	290	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*

42

State Street Master Funds

State Street Treasury Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1966	Vice President Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected: 8/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015 – Present); Senior Manager-Mutual Fund Compliance, ICMA-Retirement Corporation (December 2011 – January 2015); Assistant Vice President, J.P. Morgan (September 2007 – December 2011).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).

43

State Street Master Funds

State Street Treasury Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

44

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator, and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITINVAR IBG-18444

Annual Report

31 December 2015

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Annual Report

December 31, 2015

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Statement of Assets and Liabilities

December 31, 2015

Assets
Investments in corresponding Portfolio, at market value and cost (Note 1)	$1,744,812,778
Cash	3,764
Receivable from Adviser (Note 3)	40,385
Prepaid expenses and other assets	5,287

Total assets	1,744,862,214
Liabilities
Administration and custody fees payable (Note 3)	77,116
Professional fees payable	17,064
Shareholder servicing fee payable (Note 3)	13,041
Distribution fees payable (Note 3)	5,424
Transfer agent fees payable	3,361
Registration and filing fees payable	2,767
Dividends payable	5,464
Accrued expenses and other liabilities	45,371

Total liabilities	169,608

Net Assets	$1,744,692,606

Net Assets Consist of:
Paid-in capital	$1,744,693,446
Accumulated net realized loss	(840)

Net Assets	$1,744,692,606

Net Assets
Premier Class	$1,684,651,605

Investment Class	$60,041,001

Shares of Beneficial Interest Outstanding
Premier Class	1,684,776,182

Investment Class	60,065,187

Offering, Net Asset Value, and Redemption Price Per Share
Premier Class	$1.00

Investment Class	$1.00

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

1

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Statement of Operations

Year Ended December 31, 2015

Income
Interest income allocated from Portfolio (Note 2)	$1,081,476
Expenses allocated from Portfolio (Note 2)	(1,329,553)

(248,077)

Expenses
Administration and custody fees (Note 3)	902,976
Shareholder servicing fee – Investment Class (Note 3)	137,790
Distribution fees – Investment Class (Note 3)	55,116
Trustees’ fees and expenses	15,207
Registration and filing fees	56,768
Professional fees	28,223
Transfer agent fees (Note 3)	52,166
Printing fees	67,724
Other expenses	27,243

Total expenses	1,343,213
Less: Expenses reimbursed by the Adviser (Note 3)	(1,444,631)
Shareholder servicing fees waived – Investment Class (Note 3)	(137,790)
Distribution fees waived – Investment Class (Note 3)	(55,116)

Net expenses	(294,324)

Net Investment Income	46,247

Net realized gain on investments allocated from Portfolio	695

Net Increase in Net Assets Resulting from Operations	$46,942

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

2

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$46,247	$4
Net realized gain on investments	695	–

Net increase in net assets from operations	46,942	4

Distributions to Shareholders from:
Net investment income
Premier Class	(46,249)	–

Net Increase (Decrease) from Capital Share Transactions:
Premier Class
Shares sold	10,751,778,055	13,323,353,168
Reinvestment of distributions	40,118	–
Shares redeemed	(11,758,126,363)	(13,311,990,338)

Net increase (decrease) from capital share transactions	(1,006,308,190)	11,362,830

Investment Class
Shares sold	222,890,448	412,002,624
Shares redeemed	(237,630,175)	(410,670,896)

Net increase (decrease) from capital share transactions	(14,739,727)	1,331,728

Net Increase (Decrease) in Net Assets	(1,021,047,224)	12,694,562
Net Assets
Beginning of year	2,765,739,830	2,753,045,268

End of year	$1,744,692,606	$2,765,739,830

Undistributed net investment income	$–	$38

Changes in Shares:
Premier Class
Shares sold	10,751,778,055	13,323,353,168
Reinvestment of distribution	40,118	–
Shares redeemed	(11,758,126,363)	(13,311,990,338)

Net increase (decrease) in shares	(1,006,308,190)	11,362,830

Investment Class
Shares sold	222,890,448	412,002,624
Shares redeemed	(237,630,175)	(410,670,896)

Net increase (decrease) in shares	(14,739,727)	1,331,728

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

3

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below(a):

Year Ended December 31,	Net Asset Value Beginning of Year	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
Premier Class
2015	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2014	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2013	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0002		$0.0000	(d)	$0.0002		$(0.0002)		$–		$(0.0002)
2011	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–		$(0.0001)
Investment Class
2015	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2014	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2013	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$–		$(0.0000	)(d)	$(0.0000	)(d)
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.
(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than 0.005%.

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

4

Year Ended December 31,	Net Asset Value End of Year	Ratios to Average Net Assets/Supplemental Data(a)							Net Assets End of Year (000s omitted)
		Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)
Premier Class
2015	$1.0000	0.00	%(e)	0.14%	0.06%	0.00	%(e)	0.08%	$1,684,652
2014	$1.0000	0.00	%(e)	0.13%	0.05%	0.00	%(e)	0.08%	$2,690,959
2013	$1.0000	0.00	%(e)	0.13%	0.08%	0.00	%(e)	0.05%	$2,679,596
2012	$1.0000	0.02%		0.14%	0.11%	0.02%		0.03%	$2,203,141
2011	$1.0000	0.01%		0.14%	0.06%	0.01%		0.08%	$1,220,159
Investment Class
2015	$1.0000	0.00	%(e)	0.49%	0.06%	0.00	%(e)	0.43%	$60,041
2014	$1.0000	0.00	%(e)	0.48%	0.05%	0.00	%(e)	0.43%	$74,781
2013	$1.0000	0.00	%(e)	0.48%	0.08%	0.00	%(e)	0.40%	$73,449
2012	$1.0000	0.00	%(e)	0.49%	0.13%	0.00	%(e)	0.36%	$95,222
2011	$1.0000	0.00	%(e)	0.49%	0.08%	0.00	%(e)	0.41%	$141,023

See accompanying notes to financial statements and financial statements of the corresponding portfolio.

5

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Notes to Financial Statements

December 31, 2015

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of forty-five (45) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. Each series is authorized to issue an unlimited number of shares, with no par value. The financial statements herein relate to the following fund (the “Fund”):

Fund	Classes	Commencement of Operations:
State Street Institutional Treasury Plus Money Market Fund	Service Class Investment Class Premier Class Institutional Class Investor Class Administration Class	Not commenced October 24, 2007 October 24, 2007 Not commenced Not commenced Not commenced

The Fund is part of a master-feeder investment structure and invests all of its investable assets in interests of its master portfolio (the “Portfolio”) as reflected in the table below. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund’s investment in its Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Fund	% Investment in Master	Portfolio
State Street Institutional Treasury Plus Money Market Fund	100.00%	State Street Treasury Plus Money Market Portfolio*

*	A series of the State Street Master Funds

The State Street Treasury Plus Money Market Fund is considered to be a money market fund pursuant to Rule 2a-7 under the 1940 Act. It is the Fund’s policy, as a money market fund, to maintain a stable net asset value per share of $1.00. However, there is no assurance the Fund will maintain a stable net asset value per share.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of the shareholders’ investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

6

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Notes to Financial Statements — (continued)

December 31, 2015

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security valuation – The Fund records its investment in the Portfolio at value. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The summary of the inputs used for the Portfolio, as of December 31, 2015, in valuing the Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

Investment transactions and income recognition – Investment transactions are accounted for on trade date for financial reporting purposes. Net investment income consists of the Fund’s pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Dividends from net investment income are declared daily and are payable as of the last business day of each month. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of the Portfolio’s realized gains and losses. Distributions from capital gains, if any, are distributed annually. Class specific distribution and shareholder servicing fees are borne by each class. Income, non-class specific expenses, and realized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

Expenses – Certain expenses, which are directly identifiable to a specific fund, are applied to that fund within the Trust. Other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the funds within the Trust.

Federal income taxes – The Fund has qualified and intends to continue to qualify for and elect treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year.

7

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Notes to Financial Statements — (continued)

December 31, 2015

In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gain distributions, if any, are determined in accordance with income tax regulation which may differ from U.S. GAAP.

At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser) has reviewed the Fund’s tax positions for the open tax years as of December 31, 2015, and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of tax liability.

For the year ended December 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:

	Paid-In Capital	Accumulated Gain (Loss)	Undistributed Net Investment Income (Loss)
State Street Institutional Treasury Plus Money Market Fund	$36	$–	$(36)

These differences were primarily attributable to distribution redesignations, net operating loss, non-deductible tax paid and distributions in excess of current earnings. Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions paid to shareholders during the years ended December 31, 2015, and December 31, 2014, was as follows:

	December 31, 2015			December 31, 2014
	Ordinary Income	Tax Exempt Income	Long Term Capital Gain	Ordinary Income	Tax Exempt Income	Long Term Capital Gain
State Street Institutional Treasury Plus Money Market Fund	$46,247	$–	$–	$–	$–	$–

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryover	Total
State Street Institutional Treasury Plus Money Market Fund	$–	$–	$(840)	$(840)

8

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Notes to Financial Statements — (continued)

December 31, 2015

3.	Related Party and Other Fees

The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

The Adviser is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and any class specific expenses such as Distribution, Shareholder Servicing, Administration, and Sub-Transfer Agency Fees, as measured on an annualized basis) exceed 0.07% of average daily net assets on an annual basis. The waiver and/or reimbursement may not be terminated during the relevant period except with approval of the Board. For the year ended December 31, 2015, SSGA FM reimbursed or waived $328,526.

Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2015, SSGA FM voluntarily waived $1,116,105.

Under the terms of the reimbursement agreement the Fund agrees to repay SSGA FM up to the amount of fees waived or expenses reduced under the agreement provided that a Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of such Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on a Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of December 31, 2015, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:

Expiration Date	Amount
12/31/2016	$1,004,830
12/31/2017	1,802,611
12/31/2018	1,116,105

Pursuant to the administration agreement, the Fund pays a fee at an annual rate of 0.05% of its net assets accrued daily to SSGA FM. The Fund pays State Street an annual fee for custody and accounting services. Pursuant to the sub-administration agreement, SSGA FM pays an annual fee to State Street for services provided to the Fund.

9

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Notes to Financial Statements — (continued)

December 31, 2015

The Fund’s Investment Class has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Fund shares and for services provided to the Fund’s shareholders. The Fund’s Investment Class Shares may make payments under the Rule 12b-1 Plan at an annual rate up to 0.10% of eligible average daily net assets of the Investment Class Shares. State Street Global Markets LLC (“SSGM” or the “Distributor”), a subsidiary of State Street Corporation, is the Fund’s Distributor.

During the year ended December 31, 2015, the Fund was charged $55,116 but did not make any payments to SSGM under the Rule 12b-1 Plan, as SSGM voluntarily agreed to waive the entire amount of the Rule 12b-1 fees.

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Rule 12b-1 Plan. During the year ended December 31, 2015, SSGM did not make any payments to WMS.

Under the Fund’s Shareholder Servicing Plan, the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Investment Class Shares made payments under the Shareholder Servicing Plan at an annual rate up to 0.25% of the eligible average daily net assets of the Investment Class Shares. During the year ended December 31, 2015, the Fund paid SSGM $12,958 under the shareholder servicing agreement which SSGM subsequently paid to financial intermediaries.

During the year ended December 31, 2015, SSGM voluntarily agreed to waive shareholder services fees of $9,478.

WMS is among the financial intermediaries who may receive fees under the shareholder serving agreement. For the year ended December 31, 2015, WMS received payment of $3,481.

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend paying agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Fund does not receive compensation from the Fund for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. Trustees’ fees and expenses are allocated among the Trusts and funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the funds, subject to a $15,000 minimum per fund. As of the date of this Shareholder Report, the Trustees were not paid pension or retirement benefits as part of

10

State Street Institutional Investment Trust

State Street Institutional Treasury Plus Money Market Fund

Notes to Financial Statements — (continued)

December 31, 2015

Trust’s expenses. However, the Trust has, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified State Street Institutional Investment Trust series. As of the fiscal year ended December 31, 2015, none of the Independent Trustees participated in the optional deferred compensation program.

The Trust’s officers are compensated by the Adviser and its affiliates.

5.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gate, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund’s financial statements and related disclosure.

6.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

11

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

State Street Institutional Investment Trust:

We have audited the accompanying statement of assets and liabilities of the State Street Institutional Treasury Plus Money Market Fund (one of the funds constituting State Street Institutional Investment Trust) (the “Fund”) as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Institutional Treasury Plus Money Market Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2016

12

State Street Institutional Treasury Plus Money Market Fund

Other Information

December 31, 2015 (Unaudited)

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including administration fees; distribution (12b-1) and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2015 to December 31, 2015.

The table below illustrates your Fund’s costs in two ways:

•

Actual expenses.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical example for comparison purposes.    This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2015

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *

Premier Class Shares

Based on Actual Fund Return	$1,000.00	$1,000.00	$0.35

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36

Investment Class Shares

Based on Actual Fund Return	$1,000.00	$1,000.00	$0.40

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

*	The calculations are based on expense incurred in the most recent six month period of the Fund. The annualized average weighted expense ratio as of December 31, 2015, which includes the Fund’s proportionate share of the expenses of the Portfolio, was 0.07% and 0.08% for the Premier Class and Investment Class, respectively.

The dollar amount shown as “Expenses Paid” is equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

13

State Street Institutional Treasury Plus Money Market Fund

Shareholder Requests for Additional Information

December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund will file its complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments is available in the Fund’s semi-annual and annual financial statements. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Fund’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (ii) at the Securities and Exchange Commission’s public reference room.

14

State Street Institutional Investment Trust

State Street Treasury Plus Money Market Fund

Disclosure of Information about Fund Trustees and Officers

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected:1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.

15

State Street Institutional Investment Trust

State Street Treasury Plus Money Market Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
William L. Marshall State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Marshall Financial Group, Inc.
Richard D. Shirk State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present); Chairman (January 2014 – Present).
Rina K. Spence State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 – present).	75

16

State Street Institutional Investment Trust

State Street Treasury Plus Money Market Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Bruce D. Taber State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75
Douglas T. Williams State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	75

Interested Trustee(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	290	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*

17

State Street Institutional Investment Trust

State Street Treasury Plus Money Market Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1966	Vice President Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc.( June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected:8/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015 – Present); Senior Manager – Mutual Fund Compliance, ICMA-Retirement Corporation (December 2011 – January 2015); Assistant Vice President, J.P. Morgan (September 2007 – December 2011).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).

18

State Street Institutional Investment Trust

State Street Treasury Plus Money Market Fund

Disclosure of Information about Fund Trustees and Officers — (continued)
December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

19

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Annual Report

31 December 2015

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Annual Report

December 31, 2015

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2015
Treasury Debt	70.7%
Treasury Repurchase Agreements	25.1
Other Assets in Excess of Liabilities	4.2
Total	100.0%

Maturity Ladder*	December 31, 2015
Overnight (1 Day)	25.1%
2-30 Days	39.6
31-60 Days	13.5
61-90 Days	7.7
Over 90 Days	9.9
Total	95.8%
Average days to maturity	19
Weighted average life	57

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

25

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value

TREASURY DEBT – 70.7%
U.S. Treasury Bill(a)	0.003%	01/07/2016	01/07/2016	$60,300,000	$60,299,985
U.S. Treasury Bill(a)	0.050%	01/07/2016	01/07/2016	21,000,000	20,999,825
U.S. Treasury Bill(a)	0.055%	01/07/2016	01/07/2016	11,000,000	10,999,899
U.S. Treasury Bill(a)	0.060%	01/07/2016	01/07/2016	31,000,000	30,999,690
U.S. Treasury Bill(a)	0.061%	01/07/2016	01/07/2016	9,000,000	8,999,909
U.S. Treasury Bill(a)	0.235%	01/07/2016	01/07/2016	125,000,000	124,995,104
U.S. Treasury Bill(a)	0.000%	01/14/2016	01/14/2016	32,000,000	32,000,000
U.S. Treasury Bill(a)	0.001%	01/14/2016	01/14/2016	8,000,000	7,999,997
U.S. Treasury Bill(a)	0.020%	01/14/2016	01/14/2016	20,000,000	19,999,856
U.S. Treasury Bill(a)	0.065%	01/14/2016	01/14/2016	7,000,000	6,999,836
U.S. Treasury Bill(a)	0.070%	01/14/2016	01/14/2016	41,000,000	40,998,964
U.S. Treasury Bill(a)	0.072%	01/14/2016	01/14/2016	7,000,000	6,999,817
U.S. Treasury Bill(a)	0.075%	01/14/2016	01/14/2016	20,000,000	19,999,458
U.S. Treasury Bill(a)	0.205%	01/14/2016	01/14/2016	25,000,000	24,998,149
U.S. Treasury Bill(a)	0.010%	01/21/2016	01/21/2016	10,000,000	9,999,944
U.S. Treasury Bill(a)	0.015%	01/21/2016	01/21/2016	50,000,000	49,999,583
U.S. Treasury Bill(a)	0.195%	01/21/2016	01/21/2016	67,000,000	66,992,742
U.S. Treasury Bill(a)	0.020%	01/28/2016	01/28/2016	50,000,000	49,999,250
U.S. Treasury Bill(a)	0.170%	01/28/2016	01/28/2016	75,000,000	74,990,437
U.S. Treasury Bill(a)	0.115%	02/04/2016	02/04/2016	26,100,000	26,097,165
U.S. Treasury Bill(a)	0.117%	02/04/2016	02/04/2016	3,900,000	3,899,567
U.S. Treasury Bill(a)	0.135%	02/11/2016	02/11/2016	20,000,000	19,996,925
U.S. Treasury Bill(a)	0.145%	02/18/2016	02/18/2016	25,000,000	24,995,167
U.S. Treasury Bill(a)	0.140%	02/25/2016	02/25/2016	24,000,000	23,994,867
U.S. Treasury Bill(a)	0.215%	03/03/2016	03/03/2016	30,000,000	29,988,892
U.S. Treasury Bill(a)	0.268%	03/10/2016	03/10/2016	12,000,000	11,993,848
U.S. Treasury Bill(a)	0.280%	03/10/2016	03/10/2016	18,000,000	17,990,340
U.S. Treasury Bill(a)	0.280%	03/17/2016	03/17/2016	50,000,000	49,970,444
U.S. Treasury Bill(a)	0.245%	03/24/2016	03/24/2016	11,000,000	10,993,787
U.S. Treasury Bill(a)	0.250%	03/24/2016	03/24/2016	14,000,000	13,991,931
U.S. Treasury Bill(a)	0.250%	03/31/2016	03/31/2016	5,000,000	4,996,875
U.S. Treasury Bill(a)	0.260%	03/31/2016	03/31/2016	10,000,000	9,993,500
U.S. Treasury Note(a)	0.026%	01/15/2016	01/15/2016	20,000,000	20,002,658
U.S. Treasury Note(b)	0.305%	01/01/2016	01/31/2016	87,000,000	86,999,358
U.S. Treasury Note(a)	0.303%	02/29/2016	02/29/2016	50,000,000	49,995,663
U.S. Treasury Note(b)	0.329%	01/01/2016	04/30/2016	34,500,000	34,501,221
U.S. Treasury Note(b)	0.330%	01/01/2016	07/31/2016	10,000,000	10,000,735
U.S. Treasury Note(b)	0.313%	01/01/2016	10/31/2016	25,000,000	24,994,855
U.S. Treasury Note(b)	0.344%	01/01/2016	01/31/2017	6,000,000	5,999,604
U.S. Treasury Note(b)	0.320%	01/01/2016	04/30/2017	4,000,000	4,000,014
U.S. Treasury Note(b)	0.334%	01/01/2016	04/30/2017	11,430,000	11,430,040

See accompanying notes to the financial statements.

26

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value

TREASURY DEBT – (continued)
U.S. Treasury Note(b)	0.337%	01/01/2016	07/31/2017	$42,000,000	$41,980,285
U.S. Treasury Note(b)	0.428%	01/01/2016	10/31/2017	25,000,000	24,948,078

TOTAL TREASURY DEBT					1,233,028,264

TREASURY REPURCHASE AGREEMENTS – 25.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by a U.S. Treasury Note, 1.375% due 02/29/2020, valued at $10,200,037); expected proceeds $10,000,326	0.290%	01/04/2016	01/04/2016	10,000,000	10,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by U.S. Treasury Bills, 0.000% –1.000% due 01/21/2016 – 12/31/2017, U.S. Treasury Bonds, 0.125% –4.500% due 04/15/2016 – 02/15/2036, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2040, U.S. Treasury Notes, 2.500% –6.875% due 08/15/2023 – 11/15/2028, and U.S. Treasury Strips, 0.000% due 11/15/2016 – 11/15/2021, valued at $56,100,000); expected proceeds $55,001,772	0.290%	01/04/2016	01/04/2016	55,000,000	55,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by a U.S. Treasury Note, 2.000% due 09/30/2020, valued at $21,420,044); expected proceeds $21,000,747	0.320%	01/04/2016	01/04/2016	21,000,000	21,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by a U.S. Treasury Bill, 0.000% due 01/07/2016, and U.S. Treasury Bonds, 0.125% due 04/15/2016 – 04/15/2020, valued at $113,220,056); expected proceeds $111,004,070	0.330%	01/04/2016	01/04/2016	111,000,000	111,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by a U.S. Treasury Bond, 1.250% due 10/31/2018, a U.S. Treasury Note, 0.375% due 07/15/2023, and U.S. Treasury Strips, 0.000% due 05/15/2018 – 05/15/2023, valued at $71,400,090); expected proceeds $70,002,489	0.320%	01/04/2016	01/04/2016	70,000,000	70,000,000

See accompanying notes to the financial statements.

27

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value

TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by a U.S. Treasury Bond, 6.250% due 05/15/2030, and U.S. Treasury Notes, 0.500% –2.000% due 11/30/2016 – 02/28/2021, valued at $175,373,892); expected proceeds $171,935,113	0.320%	01/04/2016	01/04/2016	$171,929,000	$171,929,000

TOTAL TREASURY REPURCHASE AGREEMENTS					438,929,000

TOTAL INVESTMENTS(c)(d) – 95.8%					1,671,957,264
OTHER ASSETS IN EXCESS OF LIABILITIES – 4.2%					72,856,538

NET ASSETS – 100.0%					$1,744,813,802

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at December 31, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

(d)	Also represents the cost for federal tax purposes.

See accompanying notes to the financial statements.

28

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Statement of Assets and Liabilities

December 31, 2015

Assets
Investments at value and amortized cost (Note 2)	$1,233,028,264
Repurchase Agreements, at value and cost (Note 2)	438,929,000

Total Investments	1,671,957,264
Cash	72,833,570
Interest receivable	190,562
Prepaid expenses and other assets	3,896

Total assets	1,744,985,292
Liabilities
Management fee payable (Note 3)	79,110
Professional fees payable	39,795
Administration and custody fees payable (Note 3)	38,274
Accrued expenses and other liabilities	14,311

Total liabilities	171,490

Net Assets	$1,744,813,802

See accompanying notes to financial statements.

29

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Statement of Operations

Year Ended December 31, 2015

Investment Income
Interest	$1,081,476

Expenses
Management fees (Note 3)	896,030
Administration and custody fees (Note 3)	227,950
Professional fees	81,390
Trustees’ fees (Note 4)	33,999
Printing fees	7,097
Other expenses	83,087

Total expenses	1,329,553

Net Investment Loss	$(248,077)

Realized Gain (Loss)
Net realized gain on investments	695

Net Decrease in Net Assets Resulting from Operations	$(247,382)

See accompanying notes to financial statements.

30

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
Increase (Decrease) in Net Assets From Operations:
Net investment gain (loss)	$(248,077)	$(507,397)
Net realized gain on investments	695	–

Net decrease in net assets from operations	(247,382)	(507,397)

Capital Transactions:
Contributions	8,379,100,091	12,046,302,272
Withdrawals	(9,399,568,878)	(12,033,281,777)

Net increase (decrease) in net assets from capital transactions	(1,020,468,787)	13,020,495

Net Increase (Decrease) in Net Assets	(1,020,716,169)	12,513,098
Net Assets
Beginning of year	2,765,529,971	2,753,016,873

End of year	$1,744,813,802	$2,765,529,971

See accompanying notes to financial statements.

31

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Financial Highlights

	Total Return(a)		Ratios to Average Net Assets				Net Assets End of Year (000s Omitted)
Year Ended December 31,			Gross Operating Expenses	Net Operating Expenses	Net Investment Income
2015	(0.01)%		0.07%	0.07%	(0.01)%		$1,744,814
2014	(0.02)%		0.07%	0.07%	(0.02)%		$2,765,530
2013	0.00	%(b)	0.07%	0.07%	0.00	%(b)	$2,753,017
2012	0.06%		0.08%	0.08%	0.06%		$2,298,541
2011	0.00	%(b)	0.08%	0.08%	(0.01	)%(c)	$1,361,158

(a)	Results represent past performance and are not indicative of future results.

(b)	Amount is less than 0.005%.

(c)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

See accompanying notes to financial statements.

32

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements

December 31, 2015

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises five investment portfolios: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street Treasury Plus Money Market Portfolio (the “Portfolio”). The Portfolio commenced operations on October 24, 2007.

The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security valuation – The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees of the Trust (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee (the “Committee”) makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the

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State Street Master Funds

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Notes to Financial Statements — (continued)

December 31, 2015

general supervision of the Committee. The Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the year ended December 31, 2015. Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Portfolio are determined based on Level 2 inputs.

Investment transactions and income recognition – Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Expenses – Advisory fees and other expenses, which are directly identifiable to a specific portfolio, are applied to that portfolio within the Trust. Trustees’ fees and other expenses which cannot be attributed to a specific portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the portfolios within the Trust.

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State Street Master Funds

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Notes to Financial Statements — (continued)

December 31, 2015

Repurchase agreements – The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve losses, costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. The Portfolio may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Federal income taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) has reviewed the tax positions for open years as of December 31, 2015, and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the past three years remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Portfolio’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

3.	Related Party Fees

The Trust has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

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Notes to Financial Statements — (continued)

December 31, 2015

Effective June 1, 2015, SSGA FM serves as administrator and State Street serves as sub-administrator. A fee is paid by the Portfolio for the administration, sub-administration, custody and transfer agency services SSGA FM and State Street provide. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per fund fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

Prior to June 1, 2015, State Street served as administrator. The administration fees paid by the Portfolio were not changed as a result of the administrator and sub-administrator appointments as of June 1, 2015.

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust does not receive compensation from the Trust for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. Trustees’ fees and expenses are allocated among the Trusts and funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the funds, subject to a $15,000 minimum per fund. As of the date of this Shareholder Report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses. However, the State Street Master Funds have, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified State Street Master Funds. As of the fiscal year ended December 31, 2015, none of the Independent Trustees participated in the optional deferred compensation program

The Trust’s officers are compensated by the Adviser and its affiliates.

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State Street Master Funds

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Notes to Financial Statements — (continued)

December 31, 2015

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

6.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gate, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Portfolio’s financial statements and accompanying notes.

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

37

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Owners of Beneficial Interest of

State Street Master Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the State Street Treasury Plus Money Market Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”) as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Treasury Plus Money Market Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2016

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State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information

December 31, 2015 (Unaudited)

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2015 to December 31, 2015.

The table below illustrates your Portfolio’s costs in two ways:

•

Actual expenses.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period.”

•

Hypothetical example for comparison purposes.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2015

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *

Based on Actual Portfolio Return	$1,000.00	$1,000.00	$0.40

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolio. The Portfolio’s annualized expense ratio for the six months ended December 31, 2015 was 0.07%.

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

39

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Shareholder Requests for Additional Information

December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Portfolio’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (ii) at the Securities and Exchange Commission’s public reference room.

40

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected:1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.

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State Street Master Funds

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Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
William L. Marshall State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Marshall Financial Group, Inc.
Richard D. Shirk State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present); Chairman (January 2014 – Present).
Rina K. Spence State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 – present).	75

42

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Bruce D. Taber State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75
Douglas T. Williams State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	75

Interested Trustee(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	290	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*

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State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1966	Vice President Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc.( June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected:8/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015 – Present); Senior Manager – Mutual Fund Compliance, ICMA-Retirement Corporation (December 2011 – January 2015); Assistant Vice President, J.P. Morgan (September 2007 – December 2011).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).

44

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

45

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITINVAR IBG-18445

Annual Report

31 December 2015

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Annual Report

December 31, 2015

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Statement of Assets and Liabilities

December 31, 2015

Assets
Investments in corresponding Portfolio, at market value and cost (Note 1)	$15,221,665,348
Cash	3,764
Receivable from Adviser (Note 3)	181,307
Prepaid expenses and other assets	15,871

Total assets	15,221,866,290

Liabilities
Administration and custody fees payable (Note 3)	557,354
Registration and filing fees payable	235,616
Shareholder servicing fee payable (Note 3)	154,436
Distribution fees payable (Note 3)	61,771
Professional fees payable	8,302
Transfer agent fees payable	4,118
Dividends payable	63,849
Accrued expenses and other liabilities	28,052

Total liabilities	1,113,498

Net Assets	$15,220,752,792

Net Assets Consist of:
Paid-in capital	$15,220,752,792

Net Assets	$15,220,752,792

Net Assets
Premier Class	$13,516,264,037

Investment Class	$971,551,181

Class G Shares	$732,937,574

Shares of Beneficial Interest Outstanding
Premier Class	13,516,527,738

Investment Class	971,616,529

Class G Shares	732,930,190

Offering, Net Asset Value, and Redemption Price Per Share
Premier Class	$1.00

Investment Class	$1.00

Class G Shares	$1.00

See accompanying notes to financial statements and financial statements of corresponding portfolio.

1

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Statement of Operations

Year Ended December 31, 2015

Income
Interest income allocated from Portfolio (Note 2)	$12,715,335
Expenses allocated from Portfolio (Note 2)	(8,425,030)

4,290,305

Expenses
Administration and custody fees (Note 3)	6,055,546
Shareholder servicing fee – Investment Class (Note 3)	1,691,657
Distribution fees – Investment Class (Note 3)	676,663
Trustees’ fees and expenses	16,277
Registration and filing fees	76,169
Professional fees	28,223
Transfer agent fees (Note 3)	70,868
Printing fees	68,124
Other expenses	296,911

Total expenses	8,980,438
Less: Expenses reimbursed by the Adviser (Note 3)	(3,042,069)
Shareholder servicing fees waived – Investment Class (Note 3)	(1,691,657)
Distribution fees waived – Investment Class (Note 3)	(676,663)

Net expenses	3,570,049

Net Investment Income	720,256

Net realized gain on investments allocated from Portfolio	101,189

Net Increase in Net Assets Resulting from Operations	$821,445

See accompanying notes to financial statements and financial statements of corresponding portfolio.

2

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
Increase (Decrease) in Net Assets Resulting from: Operations:
Net investment income	$720,256	$(43)
Net realized gain on investments allocated from Portfolio	101,189	13,046

Net increase in net assets from operations	821,445	13,003

Distributions to Shareholders from:
Net investment income
Premier Class	(565,219)	—
Class G Shares	(155,037)	(43)

Total distributions	(720,256)	(43)

Net Increase (Decrease) from Capital Share Transactions:
Premier Class
Shares sold	43,034,500,814	35,021,325,932
Reinvestment of distributions	492,834	—
Shares redeemed	(40,481,619,457)	(31,247,787,167)

Net increase from capital share transactions	2,553,374,191	3,773,538,765

Investment Class
Shares sold	4,327,886,922	3,966,547,545
Shares redeemed	(3,972,047,433)	(4,042,310,684)

Net increase (decrease) from capital share transactions	355,839,489	(75,763,139)

Class G Shares*
Shares sold	2,487,611,939	1,626,172,411
Reinvestment of distributions	155,037	43
Shares redeemed	(2,627,170,798)	(753,838,442)

Net increase (decrease) from capital share transactions	(139,403,822)	872,334,012

Net Increase in Net Assets	2,769,911,047	4,570,122,598
Net Assets
Beginning of year	12,450,841,745	7,880,719,147

End of year	$15,220,752,792	$12,450,841,745

Undistributed net investment income	$—	$—

Changes in Shares:
Premier Class
Shares sold	43,034,500,814	35,021,325,932
Reinvestment of distributions	492,834	—
Shares redeemed	(40,481,619,457)	(31,247,787,167)

Net increase in shares	2,553,374,191	3,773,538,765

Investment Class
Shares sold	4,327,886,922	3,966,547,545
Shares redeemed	(3,972,047,433)	(4,042,310,684)

Net increase (decrease) in shares	355,839,489	(75,763,139)

Class G Shares*
Shares sold	2,487,611,932	1,626,172,411
Reinvestment of distributions	155,044	43
Shares redeemed	(2,627,170,798)	(753,838,442)

Net increase (decrease) in shares	(139,403,822)	872,334,012

*	The Fund’s Class G Shares commenced operations on October 5, 2014.

See accompanying notes to financial statements and financial statements of corresponding portfolio.

3

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below(a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income
Premier Class
2015	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000		$(0.0000	)(d)
2014	$1.0000	$(0.0000	)(d)	$–		$(0.0000	)(d)	$–
2013	$1.0000	$0.0001		$–		$0.0001		$(0.0001)
2012	$1.0000	$0.0003		$0.0000	(d)	$0.0003		$(0.0003)
2011	$1.0000	$0.0002		$0.0000	(d)	$0.0002		$(0.0002)
Investment Class
2015	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–
2014	$1.0000	$(0.0000	)(d)	$–		$(0.0000	)(d)	$–
2013	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–
2011	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$–
Class G
2015	$1.0000	$0.0002		$0.0000	(d)	$0.0002		$(0.0002)
2014(f)	$1.0000	$0.0000		$0.0000		$0.0000		$(0.0000	)(d)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net operating expense and the net investment income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

(f)	The Fund’s Class G Shares commenced operations on October 5, 2014.

**	Annualized.

See accompanying notes to financial statements and financial statements of corresponding portfolio.

4

Period Ended December 31,	Net Asset Value End of Period	Total Return(b)		Ratios to Average Net Assets/Supplemental Data(a)						Net Assets End of Period (000s omitted)
				Gross Expenses	Net Expenses	Investment Income		Net Expense Waiver(c)
Premier Class
2015	$1.0000	0.00	%(e)	0.12%	0.09%	0.00	%(e)	0.03%		$13,516,264
2014	$1.0000	0.00	%(e)	0.12%	0.07%	0.00	%(e)	0.05%		$10,962,800
2013	$1.0000	0.01%		0.12%	0.09%	0.01%		0.03%		$7,189,250
2012	$1.0000	0.03%		0.13%	0.12%	0.03%		0.01%		$7,114,213
2011	$1.0000	0.02%		0.12%	0.10%	0.02%		0.02%		$5,139,795
Investment Class
2015	$1.0000	0.00	%(e)	0.47%	0.10%	0.00	%(e)	0.37%		$971,551
2014	$1.0000	0.00	%(e)	0.47%	0.07%	0.00	%(e)	0.40%		$615,706
2013	$1.0000	0.00	%(e)	0.47%	0.10%	0.00	%(e)	0.37%		$691,469
2012	$1.0000	0.00	%(e)	0.47%	0.14%	0.00	%(e)	0.33%		$654,978
2011	$1.0000	0.00	%(e)	0.47%	0.11%	0.00	%(e)	0.36%		$638,101
Class G
2015	$1.0000	0.02%		0.08%	0.08%	0.02%		0.00	%(e)	$732,938
2014(f)	$1.0000	0.00	%(e)	0.09%**	0.08%**	0.00	%(e)**	0.01	%**	$872,335

See accompanying notes to financial statements and financial statements of corresponding portfolio.

5

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Notes to Financial Statements

December 31, 2015

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of forty-five (45) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. Each series is authorized to issue an unlimited number of shares, with no par value. The financial statements herein relate to the following fund (the “Fund”):

Fund	Classes	Commencement of Operations:
State Street Institutional U.S. Government Money Market Fund	Administration Class Class G Institutional Class Investment Class Investor Class Premier Class Service Class	Not commenced October 5, 2014 Not commenced October 17, 2007 Not commenced October 25, 2007 Not commenced

The Fund is part of a master-feeder investment structure and invests all of its investable assets in interests of its master portfolio (the “Portfolio”) as reflected in the table below. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund’s investment in its Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Fund	% Investment in Master	Portfolio
State Street Institutional U.S. Government Money Market Fund	95.00%	State Street U.S. Government Money Market Portfolio*

*	A series of the State Street Master Funds

The State Street Institutional U.S. Government Money Market Fund is considered to be a money market fund pursuant to Rule 2a-7 under the 1940 Act. It is the Fund’s policy, as a money market fund, to maintain a stable net asset value per share of $1.00. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of the shareholders’ investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

6

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Notes to Financial Statements — (continued)

December 31, 2015

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation – The Fund records its investment in the Portfolio at value. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The summary of the inputs used for the Portfolio, as of December 31, 2015, in valuing the Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

Investment Transactions and Income Recognition – Investment transactions are accounted for on trade date for financial reporting purposes. Net investment income consists of the Fund’s pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Dividends from net investment income are declared daily and are payable as of the last business day of each month. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of the Portfolio’s realized gains and losses. Class specific distribution and shareholder servicing fees are borne by each class. Income, non-class specific expenses, and realized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

Expenses – Certain expenses, which are directly identifiable to a specific fund, are applied to that fund within the Trust. Other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the funds within the Trust.

Federal income taxes – The Fund has qualified and intends to continue to qualify for and elect treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year.

7

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Notes to Financial Statements — (continued)

December 31, 2015

In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gain distributions, if any, are determined in accordance with income tax regulation which may differ from U.S. GAAP.

At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser) has reviewed the Fund’s tax positions for the open tax years as of December 31, 2015, and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of tax liability.

For the year ended December 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:

	Paid-In Capital	Accumulated Gain (Loss)	Undistributed Net Investment Income (Loss)
State Street Institutional U.S. Government Money Market Fund	$(51,345)	$51,345	$–

These differences were primarily attributable to distribution redesignations, net operating loss, non-deductible tax paid and distributions in excess of current earnings. Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions paid to shareholders during the years ended December 31, 2015, and December 31, 2014, was as follows:

	December 31, 2015			December 31, 2014
	Ordinary Income	Tax Exempt Income	Long Term Capital Gain	Ordinary Income	Tax Exempt Income	Long Term Capital Gain
State Street Institutional U.S. Government Money Market Fund	$720,256	$–	$–	$43	$–	$–

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryover	Total
State Street Institutional U.S. Government Money Market Fund	$–	$–	$–	$–

8

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Notes to Financial Statements — (continued)

December 31, 2015

3.	Related Party and Other Fees

The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

The Adviser is contractually obligated until April 30, 2016, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and any class specific expenses such as Distribution, Shareholder Servicing, Administration, and Sub-Transfer Agency Fees, as measured on an annualized basis) exceed 0.07% of average daily net assets on an annual basis. The waiver and/or reimbursement may not be terminated during the relevant period except with approval of the Board. For the year ended December 31, 2015, SSGA FM did not reimburse or waived any fees.

Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the year ended December 31, 2015, SSGA FM voluntarily waived $3,042,069.

Under the terms of the reimbursement agreement the Fund agrees to repay SSGA FM up to the amount of fees waived or expenses reduced under the agreement provided that a Fund is not obligated to reimburse SSGA FM (1) more than three years after the end of the fiscal year of the Fund in which SSGA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of such Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSGA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on a Fund’s expenses per contractual fee waivers and/or reimbursements by SSGA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of December 31, 2015, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:

Expiration Date	Amount
12/31/2016	$1,976,248
12/31/2017	4,726,293
12/31/2018	3,042,069

Pursuant to the administration agreement, the Fund, except Class G Shares, pays a fee at an annual rate of 0.05% of its net assets accrued daily to SSGA FM. Class G Shares pay a fee at an annual rate of

9

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Notes to Financial Statements — (continued)

December 31, 2015

0.01% of its net assets accrued daily to SSGA FM. During the year ended December 31, 2015, the Fund incurred the following administration fees:

Class	Amount
Premier Class	$5,616,176
Investment Class	338,331
Class G	88,398

The Fund pays State Street an annual fee for custody and accounting services. Pursuant to the sub-administration agreement, SSGA FM pays an annual fee to State Street for services provided to the Fund.

The Fund’s Investment Class has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Fund shares and for services provided to the Fund’s shareholders. The Fund’s Investment Class Shares may make payments under the Rule 12b-1 Plan at an annual rate up to 0.10% of eligible average daily net assets of the Investment Class Shares. State Street Global Markets LLC (“SSGM” or the “Distributor”), a subsidiary of State Street Corporation, is the Fund’s Distributor.

During the year ended December 31, 2015, the Fund was charged $676,663 but did not make any payments to SSGM under the Rule 12b-1 Plan, as SSGM voluntarily agreed to waive the entire amount of the Rule 12b-1 fees.

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Rule 12b-1 Plan. During the year ended December 31, 2015, SSGM did not make any payments to WMS.

Under the Fund’s Shareholder Servicing Plan, the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Investment Class Shares made payments under the Shareholder Servicing Plan at an annual rate up to 0.25% of the eligible average daily net assets of the Investment Class Shares. During the year ended December 31, 2015, the Fund paid SSGM $405,713 under the shareholder servicing agreement which SSGM subsequently paid to financial intermediaries.

During the year ended December 31, 2015, SSGM voluntarily agreed to waive shareholder services fees of $1,691,657.

WMS is among the financial intermediaries who may receive fees under the shareholder serving agreement. For the year ended December 31, 2015, WMS received payment of $390,796.

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend paying agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, and charges related to compliance and regulatory services.

10

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Notes to Financial Statements — (continued)

December 31, 2015

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Fund does not receive compensation from the Fund for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. Trustees’ fees and expenses are allocated among the Trusts and funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the funds, subject to a $15,000 minimum per fund. As of the date of this Shareholder Report, the Trustees were not paid pension or retirement benefits as part of Trust’s expenses. However, the Trust has, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified State Street Institutional Investment Trust series. As of the fiscal year ended December 31, 2015, none of the Independent Trustees participated in the optional deferred compensation program.

The Trust’s officers are compensated by the Adviser and its affiliates.

5.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gate, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund’s financial statements and related disclosure.

6.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

11

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

State Street Institutional Investment Trust:

We have audited the accompanying statement of assets and liabilities of the State Street Institutional U.S. Government Money Market Fund (one of the funds constituting State Street Institutional Investment Trust) (the “Fund”) as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Institutional U.S. Government Money Market Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2016

12

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Other Information

December 31, 2015 (Unaudited)

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including administration fees; distribution (12b-1) and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2015 to December 31, 2015.

The table below illustrates your Fund’s costs in two ways:

•

Actual Expenses.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes.    This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2015

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period*

Premier Class Shares

Based on Actual Fund Return	$1,000.00	$1,000.10	$0.50

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51

Investment Class Shares

Based on Actual Fund Return	$1,000.00	$1,000.00	$0.55

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.56

13

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Other Information — (continued)

December 31, 2015 (Unaudited)

SHAREHOLDER EXPENSE EXAMPLE — (continued)

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period*

Class G Shares

Based on Actual Fund Return	$1,000.00	$1,000.30	$0.40

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41

*	The calculations are based on expense incurred in the most recent six month period of the Fund. The annualized average weighted expense ratio as of December 31, 2015, which includes the Fund’s proportionate share of the expenses of the Portfolio, was 0.10%, 0.11% and 0.08%, for the Premier Class, Investment Class and Class G, respectively.

The dollar amount shown as “Expenses Paid” is equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

14

State Street Institutional Investment Trust

State Street Institutional U.S. Government Money Market Fund

Shareholder Requests for Additional Information

December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund will file its complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments is available in the Fund’s semi-annual and annual financial statements. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at 1-877-521-4083, (ii) on the Fund’s website at www.SSGA.com/cash, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Fund’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (ii) at the Securities and Exchange Commission’s public reference room.

15

State Street Institutional Investment Trust

State Street U.S. Government Money Market Fund

Disclosure of Information about Fund Trustees and Officers

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.
William L. Marshall State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Marshall Financial Group, Inc.

16

State Street Institutional Investment Trust

State Street U.S. Government Money Market Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Richard D. Shirk State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present); Chairman (January 2014 – Present).
Rina K. Spence State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 – present).	75
Bruce D. Taber State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75

17

State Street Institutional Investment Trust

State Street U.S. Government Money Market Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Douglas T. Williams State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	75

Interested Trustee(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 –present); and Principal, State Street Global Advisors (2006 – present).	290	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1966	Vice President Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

18

State Street Institutional Investment Trust

State Street U.S. Government Money Market Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected: 8/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015 – Present); Senior Manager – Mutual Fund Compliance, ICMA – Retirement Corporation (December 2011 – January 2015); Assistant Vice President, J.P. Morgan (September 2007 – December 2011).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).
David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

19

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206

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Annual Report

31 December 2015

State Street Master Funds

State Street U.S. Government Money Market Portfolio

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Annual Report

December 31, 2015

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2015
Government Agency Debt	64.0%
Treasury Repurchase Agreements	14.7
Treasury Debt	12.5
Government Agency Repurchase Agreement	1.2
Other Assets in Excess of Liabilities	7.6
Total	100.0%

Maturity Ladder*	December 31, 2015
Overnight (1 Day)	16.8%
2-30 Days	33.2
31-60 Days	15.2
61-90 Days	11.2
Over 90 Days	16.0
Total	92.4%
Average days to maturity	25
Weighted average life	63

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

25

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – 64.0%
Federal Farm Credit Bank(a)	0.221%	01/05/2016	01/05/2016	$70,000,000	$70,000,000
Federal Farm Credit Bank(a)	0.271%	01/11/2016	01/11/2016	73,000,000	73,000,000
Federal Farm Credit Bank(a)	0.092%	01/19/2016	01/19/2016	35,100,000	35,098,421
Federal Farm Credit Bank(a)	0.184%	01/21/2016	01/21/2016	12,800,000	12,798,720
Federal Farm Credit Bank(a)	0.183%	01/25/2016	01/25/2016	14,300,000	14,298,284
Federal Farm Credit Bank(a)	0.183%	01/28/2016	01/28/2016	23,900,000	23,896,774
Federal Farm Credit Bank(b)	0.320%	01/18/2016	02/18/2016	86,000,000	85,999,001
Federal Farm Credit Bank(b)	0.277%	01/11/2016	09/09/2016	47,600,000	47,600,473
Federal Farm Credit Bank(b)	0.412%	01/26/2016	10/26/2016	79,500,000	79,500,000
Federal Home Loan Bank(a)	0.108%	01/04/2016	01/04/2016	124,300,000	124,298,912
Federal Home Loan Bank(a)	0.098%	01/05/2016	01/05/2016	79,200,000	79,199,164
Federal Home Loan Bank(a)	0.113%	01/06/2016	01/06/2016	38,000,000	37,999,415
Federal Home Loan Bank(a)	0.114%	01/06/2016	01/06/2016	551,000,000	550,991,510
Federal Home Loan Bank(a)	0.133%	01/08/2016	01/08/2016	482,000,000	481,989,691
Federal Home Loan Bank(a)	0.114%	01/13/2016	01/13/2016	500,000,000	499,981,472
Federal Home Loan Bank(a)	0.115%	01/13/2016	01/13/2016	100,000,000	99,996,294
Federal Home Loan Bank(a)	0.118%	01/15/2016	01/15/2016	342,000,000	341,984,555
Federal Home Loan Bank(a)	0.123%	01/15/2016	01/15/2016	100,000,000	99,995,484
Federal Home Loan Bank(a)	0.402%	01/25/2016	01/25/2016	114,000,000	114,000,000
Federal Home Loan Bank(a)	0.126%	01/27/2016	01/27/2016	268,000,000	267,976,193
Federal Home Loan Bank(a)	0.148%	01/28/2016	01/28/2016	118,000,000	117,987,167
Federal Home Loan Bank(a)	0.143%	01/29/2016	01/29/2016	150,000,000	149,983,667
Federal Home Loan Bank(a)	0.148%	02/03/2016	02/03/2016	200,000,000	199,973,417
Federal Home Loan Bank(a)	0.170%	02/05/2016	02/05/2016	250,000,000	249,959,653
Federal Home Loan Bank(a)	0.276%	02/24/2016	02/24/2016	50,000,000	49,979,750
Federal Home Loan Bank(a)	0.486%	03/11/2016	03/11/2016	75,000,000	74,930,000
Federal Home Loan Bank(a)	0.354%	03/23/2016	03/23/2016	234,510,000	234,323,043
Federal Home Loan Bank(a)	0.403%	03/23/2016	03/23/2016	100,000,000	99,909,344
Federal Home Loan Bank(a)	0.385%	04/01/2016	04/01/2016	162,500,000	162,349,056
Federal Home Loan Bank(b)	0.368%	01/25/2016	06/24/2016	235,000,000	235,000,000
Federal Home Loan Bank(b)	0.226%	01/08/2016	07/08/2016	110,000,000	110,000,000
Federal Home Loan Bank(b)	0.281%	01/15/2016	07/15/2016	176,000,000	176,000,000
Federal Home Loan Bank(b)	0.262%	01/12/2016	08/12/2016	224,000,000	224,000,000
Federal Home Loan Bank(b)	0.392%	01/20/2016	09/20/2016	119,100,000	119,100,000
Federal Home Loan Mortgage Corp.(a)	0.098%	01/04/2016	01/04/2016	23,600,000	23,599,813
Federal Home Loan Mortgage Corp.(a)	0.123%	01/07/2016	01/07/2016	281,715,000	281,709,366
Federal Home Loan Mortgage Corp.(a)	0.234%	01/08/2016	01/08/2016	91,000,000	90,995,930
Federal Home Loan Mortgage Corp.(a)	0.234%	01/13/2016	01/13/2016	91,000,000	90,993,023
Federal Home Loan Mortgage Corp.(a)	0.092%	01/14/2016	01/14/2016	333,015,000	333,004,177

See accompanying notes to the financial statements.

26

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Mortgage Corp.(a)	0.122%	01/15/2016	01/15/2016	$58,600,000	$58,596,595
Federal Home Loan Mortgage Corp.(a)	0.163%	01/15/2016	01/15/2016	163,000,000	162,990,528
Federal Home Loan Mortgage Corp.(a)	0.092%	01/20/2016	01/20/2016	355,897,000	355,879,978
Federal Home Loan Mortgage Corp.(a)	0.102%	01/20/2016	01/20/2016	23,600,000	23,598,871
Federal Home Loan Mortgage Corp.(a)	0.100%	01/21/2016	01/21/2016	25,000,000	24,998,639
Federal Home Loan Mortgage Corp.(a)	0.072%	01/25/2016	01/25/2016	23,800,000	23,798,889
Federal Home Loan Mortgage Corp.(a)	0.179%	02/09/2016	02/09/2016	116,000,000	115,978,008
Federal Home Loan Mortgage Corp.(a)	0.138%	02/11/2016	02/11/2016	123,400,000	123,381,027
Federal Home Loan Mortgage Corp.(a)	0.200%	02/17/2016	02/17/2016	205,300,000	205,246,394
Federal Home Loan Mortgage Corp.(a)	0.224%	02/23/2016	02/23/2016	24,567,000	24,559,043
Federal Home Loan Mortgage Corp.(a)	0.275%	02/26/2016	02/26/2016	262,700,000	262,590,075
Federal Home Loan Mortgage Corp.(a)	0.152%	03/04/2016	03/04/2016	93,000,000	92,975,587
Federal Home Loan Mortgage Corp.(a)	0.435%	03/08/2016	03/08/2016	148,000,000	147,881,559
Federal Home Loan Mortgage Corp.(a)	0.232%	03/09/2016	03/09/2016	328,400,000	328,257,328
Federal Home Loan Mortgage Corp.(a)	0.283%	03/14/2016	03/14/2016	162,700,000	162,607,623
Federal Home Loan Mortgage Corp.(a)	0.458%	04/11/2016	04/11/2016	148,000,000	147,813,150
Federal Home Loan Mortgage Corp.(a)	0.519%	04/26/2016	04/26/2016	150,000,000	149,753,500
Federal Home Loan Mortgage Corp.(b)	0.296%	01/18/2016	08/17/2016	126,500,000	126,500,000
Federal Home Loan Mortgage Corp.(b)	0.373%	01/25/2016	08/24/2016	136,000,000	136,000,000
Federal Home Loan Mortgage Corp.(b)	0.365%	01/20/2016	04/20/2017	100,000,000	99,980,097
Federal National Mortgage Assoc.(a)	0.092%	01/06/2016	01/06/2016	140,833,000	140,831,240
Federal National Mortgage Assoc.(a)	0.091%	01/08/2016	01/08/2016	96,600,000	96,598,309
Federal National Mortgage Assoc.(a)	0.080%	01/13/2016	01/13/2016	50,800,000	50,798,679
Federal National Mortgage Assoc.(a)	0.082%	01/20/2016	01/20/2016	104,000,000	103,995,609
Federal National Mortgage Assoc.(a)	0.061%	01/27/2016	01/27/2016	23,400,000	23,398,986
Federal National Mortgage Assoc.(a)	0.374%	02/02/2016	02/02/2016	100,000,000	99,968,000
Federal National Mortgage Assoc.(a)	0.066%	02/03/2016	02/03/2016	38,500,000	38,497,706
Federal National Mortgage Assoc.(a)	0.153%	02/17/2016	02/17/2016	61,238,000	61,226,008
Federal National Mortgage Assoc.(a)	0.224%	02/22/2016	02/22/2016	7,000,000	6,997,776
Federal National Mortgage Assoc.(a)	0.205%	02/24/2016	02/24/2016	94,000,000	93,971,800
Federal National Mortgage Assoc.(a)	0.273%	03/02/2016	03/02/2016	128,000,000	127,941,440
Federal National Mortgage Assoc.(a)	0.435%	03/09/2016	03/09/2016	155,749,000	155,622,497
Federal National Mortgage Assoc.(a)	0.405%	03/16/2016	03/16/2016	108,000,000	107,910,000
Federal National Mortgage Assoc.(a)	0.339%	03/30/2016	03/30/2016	55,000,000	54,954,449
Federal National Mortgage Assoc.(a)	0.388%	04/06/2016	04/06/2016	150,000,000	149,848,000

TOTAL GOVERNMENT AGENCY DEBT					10,250,349,159

See accompanying notes to the financial statements.

27

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 12.5%
U.S. Treasury Bill(a)	0.050%	01/07/2016	01/07/2016	$241,000,000	$240,997,992
U.S. Treasury Bill(a)	0.055%	01/07/2016	01/07/2016	64,000,000	63,999,413
U.S. Treasury Bill(a)	0.060%	01/07/2016	01/07/2016	53,000,000	52,999,461
U.S. Treasury Bill(a)	0.060%	01/07/2016	01/07/2016	29,000,000	28,999,710
U.S. Treasury Bill(a)	0.115%	02/04/2016	02/04/2016	217,700,000	217,676,355
U.S. Treasury Bill(a)	0.118%	02/04/2016	02/04/2016	32,300,000	32,296,416
U.S. Treasury Bill(a)	0.135%	02/11/2016	02/11/2016	175,000,000	174,973,094
U.S. Treasury Bill(a)	0.145%	02/18/2016	02/18/2016	50,000,000	49,990,333
U.S. Treasury Bill(a)	0.280%	03/17/2016	03/17/2016	200,000,000	199,881,778
U.S. Treasury Note(b)	0.305%	01/01/2016	01/31/2016	143,000,000	142,997,138
U.S. Treasury Note(a)	0.303%	02/29/2016	02/29/2016	200,000,000	199,982,654
U.S. Treasury Note(b)	0.329%	01/01/2016	04/30/2016	36,350,000	36,350,182
U.S. Treasury Note(b)	0.313%	01/01/2016	10/31/2016	82,000,000	81,975,759
U.S. Treasury Note(b)	0.334%	01/01/2016	04/30/2017	131,000,000	131,000,598
U.S. Treasury Note(b)	0.337%	01/01/2016	07/31/2017	206,000,000	205,902,590
U.S. Treasury Note(b)	0.428%	01/01/2016	10/31/2017	150,000,000	149,722,800

TOTAL TREASURY DEBT					2,009,746,273

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 1.2%

Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2015 (collateralized by Federal Home Loan Banks, 0.000% – 2.000% due 09/09/2016 – 10/21/2022, Federal Home Loan Mortgage Corporations, 1.000% – 6.250% due 03/08/2017 – 07/15/2032, Federal National Mortgage Associations, 0.875% – 2.200% due 10/26/2017 –10/25/2022, Federal National Mortgage Associations Principal Strips, 0.000% –5.250% due 12/28/2016 – 05/15/2030, Residual Funding Corporations Principal Strips, 0.000% due 01/15/2030 –04/15/2030, and a Tennessee Valley Authority, 0.000% due 11/01/2025, valued at $204,000,941); expected proceeds $200,012,444

	0.320%	01/04/2016	01/04/2016	200,000,000	200,000,000

See accompanying notes to the financial statements.

28

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2015

Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – 14.7%
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by U.S. Treasury Bonds, 3.125% – 8.000% due 11/15/2021 –02/15/2043, and U.S. Treasury Notes, 1.375% – 3.500% due 02/28/2019 –05/15/2020, valued at $2,225,061,871); expected proceeds $2,225,061,806	0.250%	01/04/2016	01/04/2016	$2,225,000,000	$2,225,000,000
Agreement with Mitsubishi UFJ Securities Co., Ltd. and Bank of New York Mellon (Tri-Party), dated 12/31/2015 (collateralized by a U.S. Treasury Bonds, 2.000% due 11/30/2022, and U.S. Treasury Notes, 0.625% – 2.500% due 12/31/2018 – 11/15/2025, valued at $127,504,277); expected proceeds $125,004,167	0.300%	01/04/2016	01/04/2016	125,000,000	125,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,350,000,000

TOTAL INVESTMENTS(c)(d) – 92.4%					14,810,095,432
Other Assets in Excess of Liabilities – 7.6%					1,213,395,159

NET ASSETS – 100.0%					$16,023,490,591

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect at December 31, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

(d)	Also represents the cost for federal tax purposes

See accompanying notes to the financial statements.

29

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Statement of Assets and Liabilities

December 31, 2015

Assets
Investments at value and amortized cost (Note 2)	$12,260,095,432
Repurchase Agreements, at value and cost (Note 2)	2,550,000,000

Total Investments	14,810,095,432
Cash	1,375,985,680
Interest receivable	752,063
Prepaid expenses and other assets	19,149

Total assets	16,186,852,324
Liabilities
Investment securities purchased	162,349,056
Management fee payable (Note 3)	614,461
Administration and custody fees payable (Note 3)	354,578
Professional fees payable	29,951
Accrued expenses and other liabilities	13,687

Total liabilities	163,361,733

Net Assets	$16,023,490,591

See accompanying notes to financial statements.

30

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Statement of Operations

Year Ended December 31, 2015

Investment Income
Interest	$13,458,047

Expenses
Management fees (Note 3)	6,773,799
Administration and custody fees (Note 3)	1,716,481
Trustees’ fees (Note 4)	201,692
Professional fees	105,193
Printing fees	7,096
Other expenses	117,259

Total expenses	8,921,520

Net Investment Income	$4,536,527

Realized Gain
Net realized gain on investments	106,964

Net Increase in Net Assets Resulting from Operations	$4,643,491

See accompanying notes to financial statements.

31

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014
Increase (Decrease) in Net Assets From Operations:
Net investment income	$4,536,527	$892,563
Net realized gain on investments	106,964	13,831

Net increase in net assets from operations	4,643,491	906,394

Capital Transactions:
Contributions	30,186,959,859	29,375,563,089
Withdrawals	(27,375,980,364)	(24,881,521,721)

Net increase in net assets from capital transactions	2,810,979,495	4,494,041,368

Net Increase in Net Assets	2,815,622,986	4,494,947,762
Net Assets
Beginning of year	13,207,867,605	8,712,919,843

End of year	$16,023,490,591	$13,207,867,605

See accompanying notes to financial statements.

32

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Financial Highlights

		Ratios to Average Net Assets				Net Assets End of Year (000s Omitted)
Year Ended December 31,	Total Return(a)	Gross Operating Expenses	Net Operating Expenses	Net Investment Income
2015	0.03%	0.07%	0.07%	0.03%		$16,023,491
2014	0.01%	0.07%	0.07%	0.01%		$13,207,868
2013	0.03%	0.07%	0.07%	0.03%		$8,712,920
2012	0.08%	0.07%	0.07%	0.08%		$8,621,186
2011	0.04%	0.07%	0.07%	0.04	%(b)	$5,779,444

(a)	Results represent past performance and are not indicative of future results.

(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

See accompanying notes to financial statements.

33

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements

December 31, 2015

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises five investment portfolios: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street U.S. Government Money Market Portfolio (the “Portfolio”). The Portfolio commenced operations on October 17, 2007.

The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation – The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees of the Trust (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee (the “Committee”) makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the

34

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

general supervision of the Committee. The Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolios had no transfers between levels for the year ended December 31, 2015. Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.

Investment Transactions and Income Recognition – Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Expenses – Advisory fees and other expenses, which are directly identifiable to a specific portfolio, are applied to that portfolio within the Trust. Trustees’ fees and other expenses which cannot be attributed to a specific portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the portfolios within the Trust.

35

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

Repurchase Agreements – The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve losses, costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. The Portfolio may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Federal Income Taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) has reviewed the tax positions for open years as of December 31, 2015, and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the past three years remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Portfolio’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

3.	Related Party Fees

The Trust has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

36

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

Effective June 1, 2015, SSGA FM serves as administrator and State Street serves as sub-administrator. A fee is paid by the Portfolio for the administration, sub-administration, custody and transfer agency services SSGA FM and State Street provide. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per fund fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

Prior to June 1, 2015, State Street served as a administrator. The administration fees paid by the Portfolio were not changed as a result of the administrator and sub-administrator appointments as of June 1, 2015.

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust does not receive compensation from the Trust for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. Trustees’ fees and expenses are allocated among the Trusts and funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the funds, subject to a $15,000 minimum per fund. As of the date of this Shareholder Report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses. However, the State Street Master Funds have, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified State Street Master Funds. As of the fiscal year ended December 31, 2015, none of the Independent Trustees participated in the optional deferred compensation program

The Trust’s officers are compensated by the Adviser and its affiliates.

37

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2015

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

6.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value. The rule changes also allow for certain liquidity-based redemption fees and gate, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Portfolio’s financial statements and accompanying notes.

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

38

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Owners of Beneficial Interest of

State Street Master Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of State Street U.S. Government Money Market Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”) as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street U.S. Government Money Market Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2016

39

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information

December 31, 2015 (Unaudited)

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administration fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2015 to December 31, 2015.

The table below illustrates your Portfolio’s costs in two ways:

•

Actual Expenses.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2015

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *

Based on Actual Portfolio Return	$1,000.00	$1,000.20	$0.35

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolio. The Portfolio’s annualized expense ratio for the six months ended December 31, 2015 was 0.07%.

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

40

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Shareholder Requests for Additional Information

December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-251-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-251-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-251-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Portfolio’s Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (ii) at the Securities and Exchange Commission’s public reference room.

41

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.
William L. Marshall State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Marshall Financial Group, Inc.

42

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Richard D. Shirk State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present); Chairman (January 2014 – Present).
Rina K. Spence State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 – present).	75
Bruce D. Taber State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75

43

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Douglas T. Williams State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	75

Interested Trustee(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 –present); and Principal, State Street Global Advisors (2006 – present).	290	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1966	Vice President Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

44

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected: 8/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015 – Present); Senior Manager – Mutual Fund Compliance, ICMA – Retirement Corporation (December 2011 – January 2015); Assistant Vice President, J.P. Morgan (September 2007 – December 2011).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).
David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

45

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITINVAR IBG-18446

Annual Report

31 December 2015

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

State Street Equity 500 Index II Portfolio

State Street Institutional Investment Trust

Annual Report

December 31, 2015

State Street Equity 500 Index Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The State Street Equity 500 Index Fund (the “Fund”) normally invests substantially all of its investable assets in the State Street Equity 500 Index II Portfolio (the “Portfolio”), which seeks to provide investment results that, before expenses, correspond generally to the total return of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”). In seeking to achieve this objective, the Fund utilizes a passive management strategy designed to track the performance of the Index. The Fund also employs futures to maintain market exposure and otherwise assist in attempting to replicate the performance of the Index. During the 12-month period ended December 31, 2015 (the “Reporting Period”), the Fund invested in S&P 500 futures contracts to equitize the small amount of cash in the portfolio. Futures performance did not have a material impact on portfolio performance.

For the Reporting Period, the total return for the Fund’s Administrative Shares was 1.08%, and the total return for the Index was 1.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The expenses of managing the Fund, managing cash inflows to and outflows from the Fund and small security misweights contributed to the difference between the Fund’s performance and that of the Index.

After a turbulent January 2015 for equity markets, volatility subsided through the month of February as oil prices stabilized and the aggressive pace of global central bank actions witnessed the prior month moderated. In March, the Bureau of Labor Statistics reported better than expected employment numbers which potentially increased the likelihood that the U.S Federal Reserve (the “Fed”) would increase interest rates sooner rather than later. This possibility contributed to a selloff of gold and U.S. equities. However, the rout was short lived as news broke that the Fed would allow several large Wall Street banks to initiate or raise their dividends. U.S. equities rallied on the news.

Kicking off the second quarter of 2015, April provided a bumpy ride for investors exposed to a number of recent popular trends in the market. After rising for nine consecutive months on anticipated policy divergence between the Fed and other central banks, the U.S. dollar declined nearly 4% for the month, which reflected in part a softening in U.S. economic data and a later than expected start to Fed interest rate hikes. Global markets entered the month of May 2015 digesting an initial first quarter 2015 GDP report released in April that showed a much lower than expected 0.2% annualized rate of growth in the U.S. Despite the weak U.S. growth data, May opened with global interest rates continuing to rise sharply on the heels of a market selloff that began in late April 2015.

Markets in the third quarter of 2015 were unsettled by a steady stream of worrying headlines from Europe. After the market selloff in August, expectations that the Fed would make good on the median forecast of Fed Board members and bank presidents in June, that interest rates would increase in two increments for the remainder of the year beginning in September 2015 were brought into question.

Contributing to a lackluster outcome for 2015 was a challenging environment for U.S. companies’ ability to earn a profit, evidenced by a year over year decline in the earnings of issuers listed on the Index. This falloff in earnings is most significantly attributable to the energy sector, where a significant decline in oil prices through the end of September corresponded to a nearly identical decline in energy sector earnings. Excluding the energy sector, aggregate earnings growth for issuers included in the Index remained positive, though still soft given the impact on multinationals of the stronger U.S. dollar and the backdrop of subdued global growth.

1

State Street Equity 500 Index Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — (continued)

After being battered to close the third quarter of 2015 on a rapidly deteriorating global growth outlook, equity markets found their footing in October to open the fourth quarter. The shift in market sentiment was aided by new policy commitments from global central banks to provide additional stimulus to combat the effects of a slowing global economy – commitments that were seemingly validated when the International Monetary Fund downgraded its forecast for global growth in early October. The fourth quarter proved a strong one for the Index, which finished positive for the three month period.

On an individual security level, the top positive contributors to the Fund’s performance were: Amazon.com, Inc., Microsoft Corp., and General Electric Co. The top negative contributors to the Fund’s performance were: Kinder Morgan, Inc. Class P, Exxon Mobil Corp., and QUALCOMM Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions, and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2

State Street Equity 500 Index Fund

Administrative Shares

Growth of a $10,000 Investment (a)

Investment Performance (a)

As of December 31, 2015

	Total Return One Year Ended December 31, 2015	Average Annual Total Return Five Years Ended December 31, 2015	Average Annual Total Return Ten Years Ended December 31, 2015

State Street Equity 500 Index Fund Administrative Shares	1.08%	12.27%	7.10%

State Street Equity 500 Index Fund Service Shares	0.98%	12.16%	6.99%

State Street Equity 500 Index Fund R Shares	0.58%	11.76%	6.61%

State Street Equity 500 Index Fund Class A(b)	0.78%	11.96%	6.81%

State Street Equity 500 Index Fund Class I(c)	1.03%	12.24%	7.07%

State Street Equity 500 Index Fund Class K(d)	1.23%	12.31%	7.11%

S&P 500® Index(e)	1.38%	12.57%	7.31%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

3

(b)

NAV Performance shown for the periods prior to the inception of Class A shares on September 17, 2014 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees.

(c)

NAV Performance shown for the periods prior to the inception of Class I shares on September 17, 2014 reflects the historical performance of the fund’s Administrative Shares adjusted to reflect the higher expenses of Class I shares, including applicable 12b-1 fees.

(d)

NAV Performance shown for the periods prior to the inception of Class K shares on September 17, 2014 reflect the historical performance of the fund’s Administrative shares. Had the fund’s Class K fees been reflected, the returns shown for those periods would have been higher.

(e)

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. It is not possible to invest directly in the S&P 500® Index.

4

State Street Equity 500 Index Fund

Statement of Assets and Liabilities

December 31, 2015

Assets
Investment in corresponding Portfolio (45,139,604 shares), at market value (cost $456,273,810)	$465,840,709
Receivable for investments sold	540,027
Receivable for fund shares sold	216,759
Receivable from Adviser (Note 4)	142,098
Cash	35,285
Prepaid expenses and other assets	3,520

Total assets	466,778,398

Liabilities
Payable for fund shares repurchased	786,370
Distribution fees payable (Note 4)	79,013
Custody and accounting fees payable (Note 4)	4,105
Registration and filing fees payable	35,755
Administration fees payable (Note 4)	24,226
Professional fees payable	19,069
Transfer agent fees payable (Note 4)	6,936
Shareholder servicing fee payable (Note 4)	276
Miscellaneous fees payable	34,892

Total liabilities	990,642

Net Assets	$465,787,756

Net Assets Consist of:
Paid-in capital	$453,146,395
Accumulated net realized gain	3,074,462
Net unrealized appreciation on investments and futures	9,566,899

Net Assets	$465,787,756

Net Assets
Administrative Shares	$261,038,088

Service Shares	$104,730,362

Class R	$37,845,271

Class A	$59,881

Class I	$50,495

Class K	$62,063,659

Shares of Beneficial Interest Outstanding
Administrative Shares	15,207,158

Service Shares	6,107,022

Class R	2,206,107

Class A	3,488

Class I	2,941

Class K	3,615,061

See accompanying notes to financial statements and financial statements of the corresponding Portfolio.

5

State Street Equity 500 Index Fund

Statement of Assets and Liabilities – (continued)

December 31, 2015

Offering, Net Asset Value, and Redemption Price Per Share
Administrative Shares	$17.17

Service Shares	$17.15

Class R	$17.15

Class I	$17.17

Class K	$17.17

Net Asset Value and Redemption Price Per Share
Class A	$17.17

Maximum Sales Charge
Class A	5.25%

Maximum Offering Price Per Share
Class A	$18.12

See accompanying notes to financial statements and financial statements of the corresponding Portfolio.

6

State Street Equity 500 Index Fund

Statement of Operations

Year Ended December 31, 2015

Income
Dividend income from corresponding Portfolio (Note 2)	$8,676,662

Expenses
Management fees (Note 4)	86,528
Administration fees (Note 4)	216,320
Custody and accounting fees (Note 4)	8,658
Distribution fees (Note 4)
Administrative Shares	379,884
Service Shares	311,339
Class R Shares	246,906
Class A Shares	149
Registration and filing fees	73,619
Professional fees	26,874
Transfer agent fees (Note 4)	148,984
Sub-Transfer agent fees (Note 4)	222
Printing fees	122,913
Miscellaneous fees	12,678

Total expenses	1,635,074
Less: Expenses reimbursed and waived by the Adviser (Note 4)	(565,958)

Net expenses	1,069,116

Net Investment Income	$7,607,546

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investment in corresponding Portfolio	1,043,957
Capital gain distributions from corresponding Portfolio	6,990,261
Change in net unrealized appreciation (depreciation) on investment in corresponding Portfolio	(11,631,751)

Net realized and unrealized gain (loss)	(3,597,533)

Net Increase in Net Assets Resulting from Operations	$4,010,013

See accompanying notes to financial statements and financial statements of the corresponding Portfolio.

7

State Street Equity 500 Index Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014*
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$7,607,546	$6,663,914
Net realized gain on corresponding Portfolio	8,034,218	4,872,412
Change in net unrealized appreciation (depreciation) on investment in corresponding Portfolio	(11,631,751)	36,952,352

Net increase in net assets from operations	4,010,013	48,488,678

Distributions to Shareholders from:
Net investment income
Administrative Shares	(4,364,601)	(4,368,794)
Service Shares	(1,622,598)	(2,087,460)
Class R	(461,399)	(543,044)
Class A	(829)	(853)
Class I	(827)	(920)
Class K	(1,121,491)	(890)

Total distributions	(7,571,745)	(7,001,961)

Net Increase (Decrease) from Fund Share Transactions:
Administrative Shares
Shares sold	41,802,550	24,425,275
Reinvestment of distributions	4,364,601	4,368,794
Shares redeemed	(31,463,427)	(36,318,004)

Net increase (decrease) from Fund share transactions	14,703,724	(7,523,935)

Service Shares
Shares sold	17,158,854	21,364,651
Reinvestment of distributions	1,622,598	2,087,460
Shares redeemed	(39,708,683)	(34,078,747)

Net decrease from Fund share transactions	(20,927,231)	(10,626,636)

Class R
Shares sold	10,803,830	8,619,272
Reinvestment of distributions	461,399	543,044
Shares redeemed	(14,403,865)	(4,524,963)

Net increase (decrease) from Fund share transactions	(3,138,636)	4,637,353

Class A
Shares sold	9,470	50,000

Class I
Shares sold	–	50,000

Class K
Shares sold	61,692,390	50,000
Reinvestment of distributions	1,120,561	–
Shares redeemed	(3,875)	–

Net increase from Fund share transactions	62,809,076	50,000

Net increase (decrease) in net assets from share transactions	53,456,403	(13,363,218)

See accompanying notes to financial statements and financial statements of the corresponding Portfolio.

8

State Street Equity 500 Index Fund

Statements of Changes in Net Assets — (continued)

	Year Ended December 31, 2015	Year Ended December 31, 2014*
Net Increase in Net Assets	$49,894,671	$28,123,499
Net Assets
Beginning of year	415,893,085	387,769,586

End of year	$465,787,756	$415,893,085

Changes in Shares:
Administrative Shares
Shares sold	2,410,360	1,493,957
Reinvestment of distributions	251,852	250,217
Shares redeemed	(1,827,428)	(2,229,714)

Net increase (decrease) in shares	834,784	(485,540)

Service Shares
Shares sold	992,013	1,305,903
Reinvestment of distributions	93,683	119,694
Shares redeemed	(2,306,875)	(2,161,357)

Net decrease in shares	(1,221,179)	(735,760)

Class R Shares
Shares sold	620,202	529,045
Reinvestment of distributions	26,640	31,120
Shares redeemed	(825,254)	(276,992)

Net increase (decrease) in shares	(178,412)	283,173

Class A
Shares sold	547	2,941

Class I
Shares sold	–	2,941

Class K
Shares sold	3,547,720	2,941
Reinvestment of distributions	64,623	–
Shares redeemed	(223)	–

Net increase in shares	3,612,120	2,941

*	Effective August 11, 2014, the Fund invests substantially all of its investable assets in State Street Equity 500 Index II Portfolio (Note 1).

See accompanying notes to financial statements and financial statements of the corresponding Portfolio.

9

State Street Equity 500 Index Fund

Financial Highlights

Selected data for an Administrative Share of beneficial interest outstanding throughout each period is presented below:

	Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11
Per Share Operating Performance:(a)
Net Asset Value, Beginning of Year	$17.27		$15.50		$11.94		$10.51		$10.52

Investment Operations:
Net investment income(b)	0.31		0.29		0.26		0.24		0.20
Net realized and unrealized gain (loss) on investments	(0.12)		1.79		3.56		1.42		(0.01)

Total from investment operations	0.19		2.08		3.82		1.66		0.19

Less Distributions From:
Net investment income	(0.29)		(0.31)		(0.26)		(0.23)		(0.20)

Net increase (decrease) in net assets	(0.10)		1.77		3.56		1.43		(0.01)

Net Asset Value, End of Year	$17.17		$17.27		$15.50		$11.94		$10.51

Total Return(c)	1.08%		13.41%		31.97%		15.84%		1.79%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$261,038		$248,180		$230,330		$185,918		$161,813
Ratios to average net assets:(a)
Expenses before waivers and payments by affiliates	0.311%		0.300	%(d)	0.245%		0.245%		0.245%
Expenses net of waivers and payments by affiliates	0.180%		0.231	%(d)	0.245%		0.245%		0.245%
Net investment income	1.76%		1.78%		1.84%		2.06%		1.83%
Portfolio turnover rate	5	%(e)	4	%(f)	4	%(g)	9	%(g)	15	%(g)

(a)	Prior to August 11, 2014, the per shares amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)

Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity 500 Index II Portfolio from 8/11/2014 through 12/31/2014.

(e)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

(f)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(g)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

See accompanying notes to financial statements and financial statements of the corresponding Portfolio.

10

State Street Equity 500 Index Fund

Financial Highlights — (continued)

Selected data for a Service Share of beneficial interest outstanding throughout each period is presented below:

	Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11
Per Share Operating Performance:(a)
Net Asset Value, Beginning of Year	$17.25		$15.49		$11.92		$10.50		$10.51

Investment Operations:
Net investment income(b)	0.22		0.28		0.24		0.23		0.19
Net realized and unrealized gain (loss) on investments	(0.05)		1.77		3.57		1.41		(0.01)

Total from investment operations	0.17		2.05		3.81		1.64		0.18

Less Distributions From:
Net investment income	(0.27)		(0.29)		(0.24)		(0.22)		(0.19)

Net increase (decrease) in net assets	(0.10)		1.76		3.57		1.42		(0.01)

Net Asset Value, End of Year	$17.15		$17.25		$15.49		$11.92		$10.50

Total Return(c)	0.98%		13.24%		31.97%		15.64%		1.69%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$104,730		$126,412		$124,885		$88,416		$77,600
Ratios to average net assets:
Expenses before waivers and payments by affiliates	0.411%		0.401	%(d)	0.345%		0.345%		0.345%
Expenses net of waivers and payments by affiliates	0.280%		0.331	%(d)	0.345%		0.345%		0.345%
Net investment income	1.25%		1.73%		1.74%		1.96%		1.74%
Portfolio turnover rate	5	%(e)	4	%(f)	4	%(g)	9	%(g)	15	%(g)

(a)	Prior to August 11, 2014, the per share amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)

Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity 500 Index II Portfolio from 8/11/2014 through 12/31/2014.

(e)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

(f)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(g)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

See accompanying notes to financial statements and financial statements of the corresponding Portfolio.

11

State Street Equity 500 Index Fund

Financial Highlights — (continued)

Selected data for a Class R Share of beneficial interest outstanding throughout each period is presented below:

	Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11
Per Share Operating Performance:(a)
Net Asset Value, Beginning of Year	$17.26		$15.49		$11.93		$10.51		$10.51

Investment Operations:
Net investment income(b)	0.19		0.22		0.19		0.19		0.15
Net realized and unrealized gain (loss) on investments	(0.09)		1.78		3.56		1.41		–

Total from investment operations	0.10		2.00		3.75		1.60		0.15

Less Distributions From:
Net investment income	(0.21)		(0.23)		(0.19)		(0.18)		(0.15)

Net increase (decrease) in net assets	(0.11)		1.77		3.56		1.42		0.00

Net Asset Value, End of Year	$17.15		$17.26		$15.49		$11.93		$10.51

Total Return(c)	0.58%		12.91%		31.40%		15.22%		1.42%
Ratios and Supplemental Data:
Net Assets, End of Year (000s)	$37,845		$41,148		$32,555		$21,954		$16,363
Ratios to average net assets:(a)
Expenses before waivers and payments by affiliates	0.761%		0.754	%(d)	0.695%		0.695%		0.695%
Expenses net of waivers and payments by affiliates	0.630%		0.680	%(d)	0.695%		0.695%		0.695%
Net investment income	1.09%		1.37%		1.40%		1.62%		1.40%
Portfolio turnover rate	5	%(e)	4	%(f)	4	%(g)	9	%(g)	15	%(g)

(a)	Prior to August 11, 2014, the per share amounts and percentages included the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(d)

Ratio includes expenses allocated from the State Street Equity 500 Index Portfolio from 1/1/2014 through 8/10/2014, and does not include the expenses of the State Street Equity 500 Index II Portfolio from 8/11/2014 through 12/31/2014.

(e)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

(f)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(g)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

See accompanying notes to financial statements and financial statements of the corresponding Portfolio.

12

State Street Equity 500 Index Fund

Financial Highlights — (continued)

Selected data for a Class A Share of beneficial interest outstanding throughout the period is presented below:

	Year Ended 12/31/15		Period Ended 12/31/14(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$17.27		$17.00

Investment Operations:
Net investment income(b)	0.25		0.11
Net realized and unrealized gain (loss) on investments	(0.11)		0.45

Total from investment operations	0.14		0.56

Less Distributions From:
Net investment income	(0.24)		(0.29)

Net increase (decrease) in net assets	(0.10)		0.27

Net Asset Value, End of Period	$17.17		$17.27

Total Return(c)	0.78%		3.28%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$60		$51
Ratios to average net assets:
Expenses before waivers and payments by affiliates	0.608%		0.700	%(d)(e)
Expenses net of waivers and payments by affiliates	0.479%		0.507	%(d)(e)
Net investment income	1.43%		2.32	%(e)
Portfolio turnover rate	5	%(f)	4	%(g)(h)

(a)	The Fund’s Class A Shares commenced operations on September 17, 2014.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.

(e)	Annualized.

(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

(g)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(h)	Not annualized.

See accompanying notes to financial statements and financial statements of the corresponding Portfolio.

13

State Street Equity 500 Index Fund

Financial Highlights — (continued)

Selected data for a Class I Share of beneficial interest outstanding throughout the period is presented below:

	Year Ended 12/31/15		Period Ended 12/31/14(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$17.27		$17.00

Investment Operations:
Net investment income(b)	0.29		0.13
Net realized and unrealized gain (loss) on investments	(0.11)		0.44

Total from investment operations	0.18		0.57

Less Distributions From:
Net investment income	(0.28)		(0.30)

Net increase (decrease) in net assets	(0.10)		0.27

Net Asset Value, End of Period	$17.17		$17.27

Total Return(c)	1.03%		3.35%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$50		$51
Ratios to average net assets:
Expenses before waivers and payments by affiliates	0.361%		0.450	%(d)(e)
Expenses net of waivers and payments by affiliates	0.230%		0.258	%(d)(e)
Net investment income	1.66%		2.57	%(e)
Portfolio turnover rate	5	%(f)	4	%(g)(h)

(a)	The Fund’s Class I Shares commenced operations on September 17, 2014.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.

(e)	Annualized.

(f)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

(g)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(h)	Not annualized.

See accompanying notes to financial statements and financial statements of the corresponding Portfolio.

14

State Street Equity 500 Index Fund

Financial Highlights — (continued)

Selected data for a Class K Share of beneficial interest outstanding throughout the period is presented below:

	Year Ended 12/31/15		Period Ended 12/31/14(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$17.27		$17.00

Investment Operations:
Net investment income(b)	1.45		0.14
Net realized and unrealized gain (loss) on investments	(1.23)		0.44

Total from investment operations	0.22		0.58

Less Distributions From:
Net investment income	(0.32)		(0.31)

Net increase (decrease) in net assets	(0.10)		0.27

Net Asset Value, End of Period	$17.17		$17.27

Total Return(c)	1.23%		3.41%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$62,064		$51
Ratios to average net assets:
Expenses before waivers and payments by affiliates	0.160%		0.272	%(d)(e)
Expenses net of waivers and payments by affiliates	0.030%		0.057	%(d)(e)
Net investment income	8.45	%(f)	2.78	%(e)
Portfolio turnover rate	5	%(g)	4	%(h)(i)

(a)	The Fund’s Class K Shares commenced operations on September 17, 2014.

(b)	Net investment income per share is calculated using the average shares method.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.

(e)	Annualized.

(f)

The calculation of the Net investment income ratio is affected by the timing and relative size of a class’ shareholder activity during the period. As a result, the Net investment income ratio may vary significantly from period to period.

(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.

(h)	Portfolio turnover rate is calculated from the State Street Equity 500 Index Portfolio (from 1/1/2014 to 8/10/2014) and the State Street Equity 500 Index II Portfolio (from 8/11/2014 to 12/31/2014).

(i)	Not annualized.

See accompanying notes to financial statements and financial statements of the corresponding Portfolio.

15

State Street Equity 500 Index II Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2015
Common Stocks	98.4%
Short-Term Investment	1.6
Liabilities in Excess of Other Assets	(0.0)**
Total	100.0%

Top Five Sectors (excluding short-term investment)*	December 31, 2015
Information Technology	20.4%
Financials	16.2
Health Care	14.9
Consumer Discretionary	12.7
Consumer Staples	9.9
Industrials	9.9
Total	84.0%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

**	Less than 0.05% of net assets.

See accompanying notes to financial statements.

16

State Street Equity 500 Index II Portfolio

Schedule of Investments

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – 98.4%
Consumer Discretionary – 12.7%
Advance Auto Parts, Inc.	2,200	$331,122
Amazon.com, Inc.(a)	11,490	7,765,976
AutoNation, Inc.(a)	1,894	112,996
AutoZone, Inc.(a)	876	649,913
Bed Bath & Beyond, Inc.(a)	5,515	266,099
Best Buy Co., Inc.	9,806	298,593
BorgWarner, Inc.	6,077	262,709
Cablevision Systems Corp. (Class A)	6,888	219,727
CarMax, Inc.(a)	6,303	340,173
Carnival Corp.	13,701	746,431
CBS Corp. (Class B)	13,642	642,947
Chipotle Mexican Grill, Inc.(a)	886	425,147
Coach, Inc.	7,528	246,391
Comcast Corp. (Class A)	73,383	4,141,003
Darden Restaurants, Inc.	3,271	208,166
Delphi Automotive PLC	8,419	721,761
Discovery Communications, Inc. (Class A)(a)	5,403	144,152
Discovery Communications, Inc. (Class C)(a)(b)	7,003	176,616
Dollar General Corp.	9,013	647,764
Dollar Tree, Inc.(a)	7,026	542,548
D.R. Horton, Inc.	9,097	291,377
Expedia, Inc.	3,134	389,556
Ford Motor Co.	117,838	1,660,337
Fossil Group, Inc.(a)	783	28,626
GameStop Corp. (Class A)	2,622	73,521
Gap, Inc.	7,434	183,620
Garmin, Ltd.	4,340	161,318
General Motors Co.	42,123	1,432,603
Genuine Parts Co.	4,789	411,327
Goodyear Tire & Rubber Co.	8,244	269,331
H&R Block, Inc.	7,664	255,288
Hanesbrands, Inc.	12,200	359,046
Harley-Davidson, Inc.	5,816	263,988
Harman International Industries, Inc.	2,416	227,611
Hasbro, Inc.	3,197	215,350
Home Depot, Inc.	37,902	5,012,540
Interpublic Group of Cos., Inc.	12,566	292,537
Johnson Controls, Inc.	19,280	761,367
Kohl’s Corp.	5,445	259,345
L Brands, Inc.	7,921	758,990
Leggett & Platt, Inc.	4,654	195,561
Lennar Corp. (Class A)	4,906	239,952
Lowe’s Cos., Inc.	26,850	2,041,674
Macy’s, Inc.	8,662	302,997
Marriott International, Inc. (Class A)	5,653	378,977
Mattel, Inc.	9,633	261,729
McDonald’s Corp.	27,110	3,202,775
Michael Kors Holdings, Ltd.(a)	5,514	220,891
Mohawk Industries, Inc.(a)	2,031	384,651
Netflix, Inc.(a)	12,504	1,430,208
Newell Rubbermaid, Inc.	7,542	332,451
News Corp. (Class A)	13,088	174,856
News Corp. (Class B)	4,700	65,612
Nike, Inc. (Class B)	40,706	2,544,125
Nordstrom, Inc.	3,877	193,113
O’Reilly Automotive, Inc.(a)	2,980	755,192
Omnicom Group, Inc.	7,491	566,769
Priceline Group, Inc.(a)	1,461	1,862,702
PulteGroup, Inc.	10,862	193,561
PVH Corp.	2,349	173,004
Ralph Lauren Corp.	1,979	220,619
Ross Stores, Inc.	12,256	659,495
Royal Caribbean Cruises, Ltd.	5,300	536,413
Scripps Networks Interactive, Inc. (Class A)	2,372	130,958
Signet Jewelers, Ltd.	2,500	309,225
Staples, Inc.	21,299	201,702
Starbucks Corp.	44,630	2,679,139
Starwood Hotels & Resorts Worldwide, Inc.	5,203	360,464
Target Corp.	18,372	1,333,991
TEGNA, Inc.	7,622	194,513
Tiffany & Co.	3,199	244,052
Time Warner Cable, Inc.	8,297	1,539,840
Time Warner, Inc.	23,411	1,513,989
TJX Cos., Inc.	19,737	1,399,551
Tractor Supply Co.	4,326	369,873
TripAdvisor, Inc. (a)	3,142	267,856
Twenty-First Century Fox, Inc. (Class A)	35,800	972,328
Twenty-First Century Fox, Inc. (Class B)	13,700	373,051
Under Armour, Inc. (Class A)(a)	5,124	413,046
Urban Outfitters, Inc.(a)	2,461	55,988
VF Corp.	10,044	625,239
Viacom, Inc. (Class B)	10,881	447,862
Walt Disney Co.	45,052	4,734,064
Whirlpool Corp.	2,502	367,469
Wyndham Worldwide Corp.	3,353	243,595
Wynn Resorts, Ltd.	2,141	148,136
Yum! Brands, Inc.	12,702	927,881

		68,989,051

Consumer Staples – 9.9%
Altria Group, Inc.	58,829	3,424,436
Archer-Daniels-Midland Co.	17,932	657,746
Brown-Forman Corp. (Class B)	2,921	289,997
Campbell Soup Co.	5,082	267,059
Church & Dwight Co., Inc.	3,900	331,032
Clorox Co.	4,064	515,437
Coca-Cola Co.	115,900	4,979,064
Coca-Cola Enterprises, Inc.	5,788	285,001
Colgate-Palmolive Co.	27,223	1,813,596
ConAgra Foods, Inc.	12,824	540,660
Constellation Brands, Inc. (Class A)	5,050	719,322
Costco Wholesale Corp.	13,255	2,140,682
CVS Health Corp.	32,705	3,197,568
Dr. Pepper Snapple Group, Inc.	5,997	558,920
Estee Lauder Cos. Inc (Class A)	6,741	593,612
General Mills, Inc.	17,642	1,017,238
Hershey Co.	4,667	416,623
Hormel Foods Corp.	3,851	304,537
J.M. Smucker Co	3,605	444,641
Kellogg Co.	7,628	551,276
Keurig Green Mountain, Inc.	3,211	288,926
Kimberly-Clark Corp.	10,627	1,352,817

See accompanying notes to financial statements.

17

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Kraft Heinz Co.	17,418	$1,267,334
Kroger Co.	28,542	1,193,912
McCormick & Co., Inc.	3,592	307,332
Mead Johnson Nutrition Co.	6,250	493,437
Molson Coors Brewing Co. (Class B)	4,453	418,226
Mondelez International, Inc. (Class A)	46,715	2,094,701
Monster Beverage Corp.(a)	4,753	708,007
PepsiCo, Inc.	43,316	4,328,135
Philip Morris International, Inc.	45,812	4,027,333
Procter & Gamble Co.	80,658	6,405,052
Reynolds American, Inc.	24,308	1,121,814
Sysco Corp.	14,874	609,834
Tyson Foods, Inc. (Class A)	9,444	503,648
Wal-Mart Stores, Inc.	47,403	2,905,804
Walgreens Boots Alliance, Inc.	26,305	2,240,002
Whole Foods Market, Inc.	9,379	314,196

		53,628,957

Energy – 6.4%
Anadarko Petroleum Corp.	14,882	722,968
Apache Corp.	11,255	500,510
Baker Hughes, Inc.	12,879	594,366
Cabot Oil & Gas Corp.	11,278	199,508
Cameron International Corp.(a)	5,533	349,686
Chesapeake Energy Corp.	14,988	67,446
Chevron Corp.	55,712	5,011,852
Cimarex Energy Co.	2,958	264,386
Columbia Pipeline Group, Inc.	10,604	212,080
ConocoPhillips	37,227	1,738,129
CONSOL Energy, Inc.	5,000	39,500
Devon Energy Corp.	11,501	368,032
Diamond Offshore Drilling, Inc.	1,546	32,621
Ensco PLC (Class A)	8,711	134,062
EOG Resources, Inc.	16,071	1,137,666
EQT Corp.	4,157	216,704
Exxon Mobil Corp.	123,575	9,632,671
FMC Technologies, Inc.(a)	6,591	191,205
Halliburton Co.	25,167	856,685
Helmerich & Payne, Inc.	3,126	167,397
Hess Corp.	6,757	327,579
Kinder Morgan, Inc.	52,550	784,046
Marathon Oil Corp.	20,488	257,944
Marathon Petroleum Corp.	15,874	822,908
Murphy Oil Corp.	3,879	87,084
National Oilwell Varco, Inc.	11,016	368,926
Newfield Exploration Co.(a)	4,215	137,240
Noble Energy, Inc.	11,925	392,690
Occidental Petroleum Corp.	23,109	1,562,399
ONEOK, Inc.	5,796	142,929
Phillips 66	14,073	1,151,171
Pioneer Natural Resources Co.	4,476	561,201
Range Resources Corp.	5,859	144,190
Schlumberger, Ltd.	37,986	2,649,523
Southwestern Energy Co.(a)	10,456	74,342
Spectra Energy Corp.	19,957	477,771
Tesoro Corp.	3,416	359,944
Transocean, Ltd.	10,910	135,066
Valero Energy Corp.	14,623	1,033,992
Williams Cos., Inc.	20,658	530,911

		34,439,330

Financials – 16.2%
ACE, Ltd.	9,533	1,113,931
Affiliated Managers Group, Inc.(a)	1,524	243,474
Aflac, Inc.	12,753	763,905
Allstate Corp.	11,839	735,083
American Express Co.	24,512	1,704,810
American International Group, Inc.	37,301	2,311,543
American Tower Corp.	12,418	1,203,925
Ameriprise Financial, Inc.	5,344	568,708
Aon PLC	8,265	762,116
Apartment Investment & Management Co. (Class A)	4,087	163,603
Assurant, Inc.	1,685	135,710
AvalonBay Communities, Inc.	3,969	730,812
Bank of America Corp.	309,005	5,200,554
Bank of New York Mellon Corp.	32,394	1,335,281
BB&T Corp.	23,031	870,802
Berkshire Hathaway, Inc. (Class B)(a)	55,584	7,339,311
BlackRock, Inc.	3,716	1,265,372
Boston Properties, Inc.	4,546	579,797
Capital One Financial Corp.	15,895	1,147,301
CBRE Group, Inc. (Class A)(a)	9,367	323,911
Charles Schwab Corp.	35,204	1,159,268
Chubb Corp.	6,679	885,903
Cincinnati Financial Corp.	4,209	249,047
Citigroup, Inc.	88,827	4,596,797
CME Group, Inc.	9,963	902,648
Comerica, Inc.	5,927	247,926
Crown Castle International Corp.	9,858	852,224
Discover Financial Services	12,928	693,199
E*TRADE Financial Corp.(a)	8,242	244,293
Equinix, Inc.	1,943	587,563
Equity Residential	10,719	874,563
Essex Property Trust, Inc.	1,945	465,652
Fifth Third Bancorp	25,362	509,776
Franklin Resources, Inc.	12,189	448,799
General Growth Properties, Inc.	17,158	466,869
Goldman Sachs Group, Inc.	11,646	2,098,959
Hartford Financial Services Group, Inc.	12,967	563,546
HCP, Inc.	13,823	528,591
Host Hotels & Resorts, Inc.	23,662	362,975
Huntington Bancshares, Inc.	24,691	273,082
Intercontinental Exchange, Inc.	3,237	829,514
Invesco, Ltd.	13,411	449,000
Iron Mountain, Inc.	5,481	148,042
JPMorgan Chase & Co.	109,343	7,219,918
KeyCorp	27,096	357,396
Kimco Realty Corp.	11,353	300,400
Legg Mason, Inc.	3,827	150,133
Leucadia National Corp.	10,227	177,848
Lincoln National Corp.	6,982	350,915
Loews Corp.	8,219	315,610
M&T Bank Corp.	4,563	552,944
Macerich Co.	4,355	351,405
Marsh & McLennan Cos., Inc.	15,619	866,074
McGraw Hill Financial, Inc.	8,068	795,343
MetLife, Inc.	33,770	1,628,052

See accompanying notes to financial statements.

18

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
Moody’s Corp.	4,932	$494,877
Morgan Stanley	44,575	1,417,931
Nasdaq, Inc.	3,075	178,873
Navient Corp.	9,313	106,634
Northern Trust Corp.	6,796	489,924
People’s United Financial, Inc.	7,666	123,806
Plum Creek Timber Co., Inc.	5,825	277,969
PNC Financial Services Group, Inc.	15,075	1,436,798
Principal Financial Group, Inc.	8,665	389,752
Progressive Corp.	16,649	529,438
Prologis, Inc.	15,552	667,492
Prudential Financial, Inc.	13,202	1,074,775
Public Storage	4,435	1,098,549
Realty Income Corp.	7,500	387,225
Regions Financial Corp.	37,146	356,602
Simon Property Group, Inc.	9,080	1,765,515
SL Green Realty Corp.	3,000	338,940
State Street Corp.(c)	12,078	801,496
SunTrust Banks, Inc.	15,336	656,994
Synchrony Financial(a)	25,675	780,777
T Rowe Price Group, Inc.	7,655	547,256
Torchmark Corp.	3,012	172,166
Travelers Cos., Inc.	9,106	1,027,703
Unum Group	7,205	239,854
US Bancorp	49,922	2,130,172
Ventas, Inc.	9,897	558,488
Vornado Realty Trust	5,268	526,589
Wells Fargo & Co.	138,103	7,507,279
Welltower, Inc.	10,419	708,805
Weyerhaeuser Co.	15,967	478,691
Willis Group Holdings PLC	100	4,857
XL Group PLC	8,448	330,993
Zions Bancorp	6,095	166,393

		87,777,836

Health Care – 14.9%
Abbott Laboratories	44,947	2,018,570
AbbVie, Inc.	48,243	2,857,915
Aetna, Inc.	10,244	1,107,581
Agilent Technologies, Inc.	10,593	442,893
Alexion Pharmaceuticals, Inc.(a)	6,773	1,291,950
Allergan PLC(a)	11,606	3,626,875
AmerisourceBergen Corp.	6,134	636,157
Amgen, Inc.	22,354	3,628,725
Anthem, Inc.	7,719	1,076,337
Baxalta, Inc.	16,216	632,911
Baxter International, Inc.	16,216	618,640
Becton Dickinson and Co.	6,236	960,905
Biogen, Inc.(a)	6,484	1,986,374
Boston Scientific Corp.(a)	39,857	734,963
Bristol-Myers Squibb Co.	50,004	3,439,775
Cardinal Health, Inc.	9,633	859,938
Celgene Corp.(a)	23,171	2,774,959
Cerner Corp.(a)	9,137	549,773
Cigna Corp.	7,585	1,109,913
C.R. Bard, Inc.	2,235	423,398
DaVita HealthCare Partners, Inc.(a)	4,728	329,589
DENTSPLY International, Inc.	3,834	233,299
Edwards Lifesciences Corp.(a)	6,510	514,160
Eli Lilly & Co.	28,618	2,411,353
Endo International PLC(a)	6,300	385,686
Express Scripts Holding Co.(a)	20,467	1,789,021
Gilead Sciences, Inc.	43,252	4,376,670
HCA Holdings, Inc.(a)	9,900	669,537
Henry Schein, Inc.(a)	2,500	395,475
Humana, Inc.	4,390	783,659
Illumina, Inc.(a)	4,300	825,364
Intuitive Surgical, Inc.(a)	1,148	626,992
Johnson & Johnson	82,108	8,434,134
Laboratory Corp. of America Holdings(a)	3,175	392,557
Mallinckrodt PLC(a)	3,200	238,816
McKesson Corp.	6,824	1,345,898
Medtronic PLC	41,593	3,199,334
Merck & Co., Inc.	83,072	4,387,863
Mylan NV(a)	12,402	670,576
Patterson Cos., Inc.	3,135	141,733
PerkinElmer, Inc.	3,886	208,173
Perrigo Co. PLC	4,386	634,654
Pfizer, Inc.	182,933	5,905,077
Quest Diagnostics, Inc.	4,042	287,548
Regeneron Pharmaceuticals, Inc.(a)	2,342	1,271,402
St Jude Medical, Inc.	8,373	517,200
Stryker Corp.	9,594	891,666
Tenet Healthcare Corp.(a)	2,590	78,477
Thermo Fisher Scientific, Inc.	11,612	1,647,162
UnitedHealth Group, Inc.	28,574	3,361,445
Universal Health Services, Inc. (Class B)	2,500	298,725
Varian Medical Systems, Inc.(a)	3,229	260,903
Vertex Pharmaceuticals, Inc.(a)	7,252	912,519
Waters Corp.(a)	2,350	316,263
Zimmer Biomet Holdings, Inc.	5,125	525,774
Zoetis, Inc.	13,120	628,710

		80,675,966

Industrials – 9.9%
3M Co.	18,129	2,730,953
ADT Corp.	5,794	191,086
Allegion PLC	2,496	164,536
American Airlines Group, Inc.	18,100	766,535
AMETEK, Inc.	7,299	391,153
Boeing Co.	18,564	2,684,169
Caterpillar, Inc.	17,624	1,197,727
C.H. Robinson Worldwide, Inc.	4,079	252,980
Cintas Corp.	2,566	233,634
CSX Corp.	29,055	753,977
Cummins, Inc.	4,914	432,481
Danaher Corp.	17,994	1,671,283
Deere & Co.	9,183	700,387
Delta Air Lines, Inc.	23,334	1,182,800
Dover Corp.	4,550	278,961
Dun & Bradstreet Corp.	1,255	130,432
Eaton Corp. PLC	13,825	719,453
Emerson Electric Co.	19,379	926,898
Equifax, Inc.	3,288	366,185
Expeditors International of Washington, Inc.	5,776	260,498
Fastenal Co.	8,758	357,502
FedEx Corp.	7,750	1,154,672
Flowserve Corp.	3,545	149,174

See accompanying notes to financial statements.

19

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Industrials – (continued)
Fluor Corp.	4,804	$226,845
General Dynamics Corp.	8,872	1,218,658
General Electric Co.	280,088	8,724,741
Honeywell International, Inc.	22,978	2,379,831
Illinois Tool Works, Inc.	10,100	936,068
Ingersoll-Rand PLC	8,284	458,022
Jacobs Engineering Group, Inc.(a)	4,343	182,189
JB Hunt Transport Services, Inc.	2,400	176,064
Kansas City Southern	2,996	223,711
L-3 Communications Holdings, Inc.	2,438	291,365
Lockheed Martin Corp.	7,803	1,694,421
Masco Corp.	9,984	282,547
Nielsen Holdings PLC	11,525	537,065
Norfolk Southern Corp.	8,887	751,751
Northrop Grumman Corp.	5,525	1,043,175
PACCAR, Inc.	10,539	499,549
Parker-Hannifin Corp.	3,989	386,853
Pentair PLC	5,504	272,613
Pitney Bowes, Inc.	4,806	99,244
Precision Castparts Corp.	4,029	934,768
Quanta Services, Inc.(a)	4,707	95,317
Raytheon Co.	8,946	1,114,045
Republic Services, Inc.	7,789	342,638
Robert Half International, Inc.	4,166	196,385
Rockwell Automation, Inc.	4,226	433,630
Rockwell Collins, Inc.	3,631	335,141
Roper Technologies, Inc.	2,965	562,727
Ryder System, Inc.	1,366	77,630
Snap-on, Inc.	1,640	281,145
Southwest Airlines Co.	19,459	837,905
Stanley Black & Decker, Inc.	4,757	507,715
Stericycle, Inc.(a)	2,296	276,898
Textron, Inc.	8,933	375,275
Tyco International PLC	12,664	403,855
Union Pacific Corp.	25,098	1,962,664
United Continental Holdings, Inc.(a)	11,200	641,760
United Parcel Service, Inc. (Class B)	21,091	2,029,587
United Rentals, Inc.(a)	2,500	181,350
United Technologies Corp.	24,951	2,397,043
Verisk Analytics, Inc.(a)	4,900	376,712
Waste Management, Inc.	12,435	663,656
WW Grainger, Inc.	1,557	315,433
Xylem, Inc.	4,758	173,667

		53,599,134

Information Technology – 20.4%
Accenture PLC (Class A)	18,818	1,966,481
Activision Blizzard, Inc.	15,000	580,650
Adobe Systems, Inc.(a)	14,544	1,366,263
Akamai Technologies, Inc.(a)	5,790	304,728
Alliance Data Systems Corp.(a)	1,896	524,377
Alphabet, Inc. (Class C)(a)	8,887	6,744,167
Alphabet, Inc. (Class A)(a)	8,667	6,743,013
Amphenol Corp. (Class A)	9,220	481,561
Analog Devices, Inc.	9,351	517,297
Apple, Inc.	165,724	17,444,108
Applied Materials, Inc.	35,754	667,527
Autodesk, Inc.(a)	6,806	414,690
Automatic Data Processing, Inc.	13,652	1,156,597
Avago Technologies, Ltd.	7,682	1,115,042
Broadcom Corp. (Class A)	16,924	978,546
CA, Inc.	8,940	255,326
Cisco Systems, Inc.	152,290	4,135,435
Citrix Systems, Inc.(a)	4,489	339,593
Cognizant Technology Solutions Corp. (Class A)(a)	17,841	1,070,817
Corning, Inc.	36,426	665,867
CSRA, Inc.	4,012	120,360
eBay, Inc.(a)	33,845	930,061
Electronic Arts, Inc.(a)	9,279	637,653
EMC Corp.	56,310	1,446,041
F5 Networks, Inc.(a)	1,941	188,199
Facebook, Inc. (Class A)(a)	67,293	7,042,885
Fidelity National Information Services, Inc.	8,391	508,495
First Solar, Inc.(a)	1,821	120,168
Fiserv, Inc.(a)	7,162	655,037
FLIR Systems, Inc.	3,161	88,729
Harris Corp.	4,002	347,774
Hewlett Packard Enterprise Co.	52,853	803,366
HP, Inc.	52,853	625,780
Intel Corp.	140,236	4,831,130
International Business Machines Corp.	26,395	3,632,480
Intuit, Inc.	8,237	794,870
Juniper Networks, Inc.	10,749	296,672
KLA-Tencor Corp.	4,532	314,294
Lam Research Corp.	5,077	403,215
Linear Technology Corp.	6,742	286,333
MasterCard, Inc. (Class A)	29,251	2,847,877
Microchip Technology, Inc.	6,883	320,335
Micron Technology, Inc.(a)	32,134	455,017
Microsoft Corp.(b)	237,258	13,163,074
Motorola Solutions, Inc.	4,872	333,488
NetApp, Inc.	8,514	225,876
NVIDIA Corp.	15,944	525,514
Oracle Corp.	95,835	3,500,853
Paychex, Inc.	9,607	508,114
PayPal Holdings, Inc.(a)	32,545	1,178,129
Qorvo, Inc.(a)	3,700	188,330
QUALCOMM, Inc.	45,426	2,270,619
Red Hat, Inc.(a)	5,470	452,971
salesforce.com, Inc.(a)	18,195	1,426,488
SanDisk Corp.	5,861	445,377
Seagate Technology PLC	8,624	316,156
Skyworks Solutions, Inc.	5,700	437,931
Symantec Corp.	21,360	448,560
TE Connectivity, Ltd.	11,851	765,693
Teradata Corp.(a)	3,407	90,013
Texas Instruments, Inc.	29,693	1,627,473
Total System Services, Inc.	5,476	272,705
VeriSign, Inc.(a)	3,301	288,375
Visa, Inc. (Class A)	57,560	4,463,778
Western Digital Corp.	6,553	393,508
Western Union Co.	14,645	262,292
Xerox Corp.	28,809	306,240
Xilinx, Inc.	7,560	355,093
Yahoo!, Inc.(a)	25,582	850,857

		110,266,363

See accompanying notes to financial statements.

20

State Street Equity 500 Index II Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Materials – 2.7%
Air Products & Chemicals, Inc.	5,702	$741,887
Airgas, Inc.	1,760	243,443
Alcoa, Inc.	42,060	415,132
Avery Dennison Corp.	2,870	179,834
Ball Corp.	3,766	273,901
C.F. Industries Holdings, Inc.	6,720	274,243
Dow Chemical Co.	33,638	1,731,684
Eastman Chemical Co.	4,136	279,221
Ecolab, Inc.	7,801	892,278
E.I. du Pont de Nemours & Co.	26,518	1,766,099
FMC Corp.	3,878	151,746
Freeport-McMoRan, Inc.	34,240	231,805
International Flavors & Fragrances, Inc.	2,251	269,310
International Paper Co.	12,503	471,363
LyondellBasell Industries NV (Class A)	10,348	899,241
Martin Marietta Materials, Inc.	2,145	292,964
Monsanto Co.	12,761	1,257,214
Mosaic Co.	10,184	280,977
Newmont Mining Corp.	16,933	304,625
Nucor Corp.	9,648	388,814
Owens-Illinois, Inc.(a)	3,537	61,615
PPG Industries, Inc.	7,954	786,014
Praxair, Inc.	8,411	861,287
Sealed Air Corp.	6,723	299,846
Sherwin-Williams Co.	2,309	599,417
Vulcan Materials Co.	3,671	348,635
AT&T, Inc.	182,387	6,275,937
WestRock Co.	7,836	357,478

		14,660,073

Telecommunication Services – 2.4%
AT&T, Inc.	182,387	6,275,937
CenturyLink, Inc.	17,492	440,099
Frontier Communications Corp.	29,906	139,661
Level 3 Communications, Inc.(a)	8,700	472,932
Verizon Communications, Inc.	120,515	5,570,203

		12,898,832

Utilities – 2.9%
AES Corp.	22,836	218,541
AGL Resources, Inc.	3,698	235,969
Ameren Corp.	6,604	285,491
American Electric Power Co., Inc.	14,509	845,439
CenterPoint Energy, Inc.	12,276	225,387
CMS Energy Corp.	8,455	305,056
Consolidated Edison, Inc.	8,752	562,491
Dominion Resources, Inc.	17,394	1,176,530
DTE Energy Co.	5,345	428,616
Duke Energy Corp.	20,892	1,491,480
Edison International	9,714	575,166
Entergy Corp.	5,798	396,351
Eversource Energy	9,517	486,033
Exelon Corp.	25,484	707,691
FirstEnergy Corp.	13,493	428,133
NextEra Energy, Inc.	13,464	1,398,775
NiSource, Inc.	10,904	212,737
NRG Energy, Inc.	7,802	91,830
Pepco Holdings, Inc.	6,641	172,732
PG&E Corp.	14,814	787,957
Pinnacle West Capital Corp.	2,904	187,250
PPL Corp.	19,819	676,422
Public Service Enterprise Group, Inc.	14,988	579,886
SCANA Corp.	4,699	284,243
Sempra Energy	6,962	654,498
Southern Co	26,659	1,247,375
TECO Energy, Inc.	6,601	175,917
WEC Energy Group, Inc.	9,382	481,390
Xcel Energy, Inc.	15,151	544,072

		15,863,458

TOTAL COMMON STOCKS (Cost $317,805,673)		532,799,000

SHORT-TERM INVESTMENT – 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09%(b)(c)(d) (Cost $8,664,695)	8,664,695	8,664,695

TOTAL INVESTMENTS – 100.0%(e) (Cost $326,470,368)		541,463,695
Liabilities in Excess of Other Assets – 0.0%(f)		(128,734)

NET ASSETS – 100.0%		$541,334,961

(a)	Non-income producing security

(b)	All or part of this security has been designated as collateral for futures contracts.

(c)	Affiliated issuer (Note 4).

(d)	The rate shown is the annualized seven-day yield at period end.

(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

(f)	Amount represents less than 0.05% of net assets.

At December 31, 2015, open futures contracts purchased were as follows:

Futures	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
S&P 500 Financial Futures Contracts (long)*	03/18/2016	97	$9,871,690	$144,320

*	Futures contracts are valued at Level 1 inputs.

See accompanying notes to financial statements.

21

State Street Equity 500 Index II Portfolio

Statement of Assets and Liabilities

December 31, 2015

Assets
Investments in unaffiliated issuers, at value (cost $317,308,793)	$531,997,504
Investments in non-controlled affiliates, at value (cost $9,161,575) (Note 4)	9,466,191

Total investments at value (cost $326,470,368)	541,463,695
Cash	11,241
Cash at broker	446,364
Receivable for investment securities sold	7,334
Receivable for fund shares sold	205,559
Dividends receivable	715,017
Dividend receivable from non-controlled affiliates (Note 4)	4,107
Receivable from advisor (Note 4)	32,540
Prepaid expenses and other assets	6,068

Total assets	542,891,925

Liabilities
Payable for investment securities purchased	4,898
Daily variation margin on futures contracts	93,120
Payable for fund shares repurchased	1,405,678
Professional fees payable	34,014
Administration and custody fees payable (Note 4)	10,117
Accrued expenses and other liabilities	9,137

Total liabilities	1,556,964

Net Assets	$541,334,961

Net Assets Consist of:
Paid in capital	$325,811,350
Accumulated net realized gain on investments	385,964
Unrealized appreciation on investments and futures contracts	215,137,647

Net Assets	$541,334,961

Net asset value, offering, and redemption price per share	$10.32

Shares outstanding	52,437,412

See accompanying notes to financial statements.

22

State Street Equity 500 Index II Portfolio

Statement of Operations

Year Ended December 31, 2015

Investment Income
Dividend income – unaffiliated issuers (net of foreign taxes withheld of $719)	$10,143,360
Dividend income – non-controlled affiliated issuer	23,011

Total investment income	10,166,371

Expenses
Administration and custody fees (Note 4)	66,316
Professional fees	65,834
Printing fees	51,305
Other expenses	10,030

Total expenses	193,485
Less: Expenses reimbursed and waived by the Adviser (Note 4)	(45,211)

Total net expenses	148,274

Net Investment Income	10,018,097

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	7,707,158
Futures contracts	(232,078)

7,475,080

Net change in net unrealized appreciation (depreciation) on:
Investments	(13,079,555)
Futures contracts	29,509

(13,050,046)

Net Increase in Net Assets Resulting From Operations	$4,443,131

See accompanying notes to financial statements.

23

State Street Equity 500 Index II Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2015	For the Period August 11, 2014* – December 31, 2014
Increase (Decrease) in Net Assets From Operations:
Net investment income	$10,018,097	$3,240,871
Net realized gain on investments and futures contracts	7,475,080	4,281,757
Net change in net unrealized appreciation (depreciation) on investments and futures contracts	(13,050,046)	20,415,808

Net increase in net assets from operations	4,443,131	27,938,436

Distributions From:
Net investment income	(10,151,317)	(3,305,865)
Net realized gain on investments	(8,178,301)	(2,994,358)

Total distributions	(18,329,618)	(6,300,223)

Fund Share Transactions
In-kind subscription (Note 7)	–	387,955,841
Shares sold	169,454,825	30,018,341
Reinvestment of distributions	18,329,618	6,300,223
Shares redeemed	(59,273,359)	(19,202,254)

Net increase in net assets from fund transactions	128,511,084	405,072,151

Net Increase in Net Assets	114,624,597	426,710,364
Net Assets
Beginning of period	426,710,364	–

End of period	$541,334,961	$426,710,364

Change in Shares
In-kind subscriptions (Note 7)	–	39,080,818
Shares sold	15,808,989	2,613,803
Reinvestment of distributions	1,811,227	596,612
Shares redeemed	(5,623,888)	(1,850,149)

Net increase in net assets from share transactions	11,996,328	40,441,084

*	Commencement of operations

See accompanying notes to financial statements.

24

State Street Equity 500 Index II Portfolio

Financial Highlights

	Year Ended 12/31/15	For the Period 8/11/14* – 12/31/14
Per Share Operating Performance:
Net asset value, beginning of period	$10.55	$10.00

Net investment income(a)	0.22	0.08
Net realized and unrealized gain (loss) on investments	(0.09)	0.63

Total from investment operations	0.13	0.71

Distributions From:
Net investment income	(0.20)	(0.08)
Net realized gain on investments	(0.16)	(0.08)

Total distributions	(0.36)	(0.16)

Net increase (decrease) in net assets	(0.23)	0.55

Net asset value, end of period	$10.32	$10.55

Total Return(b)	1.29%	7.12%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$541,335	$426,710
Expenses before waivers and payments by affiliates	0.039%	0.042	%(c)
Expenses net of waivers and payments by affiliates	0.030%	0.030	%(c)
Net investment income	2.05%	2.06	%(c)
Portfolio turnover	5%	4	%(d)(e)

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for period of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Portfolio turnover rate excludes in-kind security transactions (Note 7).

(e)	Not annualized.

See accompanying notes to financial statements.

25

State Street Institutional Investment Trust

Notes to Financial Statements

December 31, 2015

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company, and was organized as a Massachusetts business trust on February 16, 2000. The Trust consists of forty-five (45) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares, with no par value. The financial statements herein relate to the following funds:

Fund	Classes	Commencement of Operations:
State Street Equity 500 Index Fund (diversified)	Administrative Shares Service Shares Class A Class I Class K Class R Shares	April 11, 2001 March 10, 2003 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005
State Street Equity 500 Index II Portfolio (diversified)	N/A	August 11, 2014

The State Street Equity 500 Index Fund (the “Fund”) offers Administrative, Class A, I, K, R and Service Shares Class. Class A shares of the Funds are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a 5.25% sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I and K shares are sold only to certain eligible investors.

State Street Equity 500 Index II Portfolio’s (the “Portfolio”) investment objective is to seek to provide investment results that, before expenses, correspond generally to the total return of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

The Fund invests as part of a “master-feeder” structure, and currently seeks to achieve its investment objective by investing substantially all of its investable assets in the Portfolio (86.08% at December 31, 2015), a separate mutual fund, that has a substantially similar investment objective, investment policies, and risks as the Fund. The performance of the Fund was directly affected by the performance of the Portfolio.

Prior to August 11, 2014, the Fund invested all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the “Equity 500 Portfolio”), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Equity 500 Portfolio were substantially similar to those of the Fund. The value of the Fund’s investment in the Portfolio reflected the Fund’s proportionate interest in the net assets of the Equity 500 Portfolio. The performance of the Fund was directly affected by the performance of the Equity 500 Portfolio.

26

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund and the Portfolio are investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security valuation – The Fund records its investment in the Portfolio at net asset value per share. The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with their procedures to stabilize net asset value.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange- traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

27

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolio’s underlying index, which in turn could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s underlying index. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes.

The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for year ended December 31, 2015. Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Portfolio are determined based on Level 1 inputs.

Investment Transactions and Income Recognition – Investment transactions are accounted for on trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend dates, net of foreign taxes withheld at the source, if any. Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Portfolio may invest in Real Estate Investment Trusts (REITs). REITs determine the character of their distributions annually and may characterize a portion of their distributions as income, return of capital, or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate to return of capital or capital gain distributions at year end based on information provided by

28

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

the REIT and management’s estimates of such re-designations for which actual information has not yet been reported. Realized gains and losses from the sale of disposition of investments and foreign exchange transactions are determined using the identified cost method.

Dividends and Distributions – Dividends from net investment income are declared and paid at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Expenses – Certain expenses, which are directly identifiable to a specific fund, are applied to that fund. Other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the funds within the Trust. Class specific fees are borne by each class.

Federal Income Taxes – The Fund and the Portfolio have each qualified and intend to continue to qualify for and elect treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund and the Portfolio will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Fund and the Portfolio will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulation which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for distribution redesignations, real estate investment trusts and non taxable dividend adjustments to income. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Fund’s and the Portfolio’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax is required in the Fund’s and the Portfolio’s financial statements. The federal tax returns for the prior three fiscal years, as applicable, remain subject to examination by the major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Fund and the Portfolio recognize interest and penalties, if any, related to tax liabilities as income tax expense in their respective Statement of Operations.

For the year ended December 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Accumulated Gain (Loss)	Undistributed Net Investment Income (Loss)
State Street Equity 500 Index Fund	$–	$35,801	$(35,801)
State Street Equity 500 Index II Portfolio	$–	$(133,220)	$133,220

These differences were primarily attributable to distribution redesignations. Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

29

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Capital Gains	Post October Capital Loss Deferral	Net Unrealized Appreciation	Total
State Street Equity 500 Index Fund	$3,257,113	$–	$9,384,248	$12,641,361
State Street Equity 500 Index II Portfolio	$1,067,796	$(87,411)	$214,543,226	$215,523,611

The tax character of distributions paid to shareholders during the year ended December 31, 2015, was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total
State Street Equity 500 Index Fund	$7,503,399	$68,346	$7,571,745
State Street Equity 500 Index II Portfolio	$10,029,469	$8,300,149	$18,329,618

The tax character of distributions paid to shareholders during the period ended December 31, 2014, was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total
State Street Equity 500 Index Fund	$7,001,961	$–	$7,001,961
State Street Equity 500 Index II Portfolio	$3,366,010	$2,934,213	$6,300,223

At December 31, 2015, the Fund and Portfolio had no capital loss carryforwards.

During the year, a capital loss carryforward in the amount of $4,946,685 was utilized on the Fund.

At December 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
State Street Equity 500 Index Fund	$456,456,461	$9,384,248	$–	$9,384,248
State Street Equity 500 Index II Portfolio	$326,920,341	$220,110,578	$(5,567,224)	$214,543,354

Futures – The Portfolio may enter into futures contracts as part of its strategy to track the performance of the S&P 500® Index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index. Such receipt or payment is recorded by the Portfolio for financial statement purposes as part of unrealized gains or losses, and is recorded on the Statement of Assets and Liabilities as Receivable or Payable from

30

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

broker – variation margin on open futures contracts. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The risk of loss in trading futures contracts in some strategies is potentially unlimited.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the year ended December 31, 2015, the Portfolio entered into futures contracts for cash equalization and return enhancement.

The following table summarizes the value of the Portfolio’s derivative instruments as of December 31, 2015, and the related location in the accompanying Schedule of Investments, Statement of Assets and Liabilities and Statement of Operations presented by primary underlying risk exposure:

Asset Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$144,320	$144,320

Transactions in derivative instruments during the year ended December 31, 2015, were as follows:

Realized Gain (Loss)(2)

	Equity Contracts Risk	Total
Futures Contracts	$(232,078)	$(232,078)

Change in Appreciation (Depreciation)(3)

	Equity Contracts Risk	Total
Futures Contracts	$29,509	$29,509

(1)	Schedule of Investments: Unrealized appreciation on futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts

(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional of futures outstanding for the Portfolio during the year ended December 31, 2015 was $11,328,273.

3.	Investment Transactions

For the year ended December 31, 2015, purchases and sales of investment securities (excluding short-term securities) by the Portfolio were $147,853,422 and $21,768,007, respectively.

31

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

4.	Fees and Compensation paid to Affiliates and Other Related Party Transactions

The Fund and Portfolio have entered into Investment Advisory Agreements with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Fund pays the Adviser fee at an annual rate of 0.02% of its average daily net assets. The Portfolio pays no investment advisory fees to SSGA FM.

SSGA FM is contractually obligated until April 30, 2016, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency, and administration expenses) exceed 0.01% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval the Fund’s Board.

SSGA FM is contractually obligated until April 30, 2016, to waive its management fee and/or to reimburse the Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency expenses) exceed 0.03% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval the Portfolio’s Board.

For the year ended December 31, 2015, SSGA FM reimbursed or waived the fees under these agreements as shown on their respective Statement of Operations.

SSGA FM serves as administrator and State Street serves as sub-administrator and custodian to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

SSGA FM serves as administrator and State Street serves as the sub-administrator, custodian, and transfer agent to the Portfolio. For its administration services, the Portfolio pays SSGA FM an annual fee. SSGA FM compensates State Street for its services as sub-administrator, custodian, and transfer agent to the Portfolio.

Prior to June 1, 2015, State Street served as administrator of the Portfolio. For its services as custodian, administrator, transfer agent and dividend disbursing agent, the Portfolio paid State Street an annual fee. The fee was accrued daily and payable monthly, and was calculated as the greater of an asset-based fee or a minimum fee. The minimum fee was calculated by multiplying the minimum per fund fee by the number of funds in the State Street Master Funds Trust plus the number of stand-alone funds in the State Street Institutional Investment Trust to arrive at the total minimum fee. The asset-based fee was calculated at the following rates:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee	$150,000

32

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, charges related to compliance and regulatory services.

State Street Global Markets LLC (“SSGM” or the “Distributor”) serves as the distributor of the Fund. SSGM is a wholly owned subsidiary of State Street Corporation. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R shares and Class A shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R shares and Class A shares, respectively. Because these fees are paid out of the assets of the Fund attributable to its Administrative Shares, Service Shares, Class R shares and Class A shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. In addition to payments under the Plan, the Fund may reimburse SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

The Fund may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and Class I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSGA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund and State Street Institutional U.S. Government Money Market Fund. Transactions in all affiliates for the year ending December 31, 2015 were as follows:

Security Description	Number of shares held at 12/31/14	Purchased		Sold		Number of shares held at 12/31/15	Value at 12/31/15	Income earned for the year ended 12/31/15	Realized gain/loss on shares sold
		Cost	Shares	Proceeds	Shares
State Street Corp.	9,678	$168,883	2,400	$–	–	12,078	$801,496	$13,204	$–
State Street Institutional Liquid Reserves Fund, Premier Class	10,185,685	109,537,255	109,537,255	119,722,940	119,722,940	–	–	9,125	–
State Street Institutional U.S. Government Money Market Fund, Premier Class	–	82,171,525	82,171,525	73,506,831	73,506,831	8,664,695	8,664,695	682	–

33

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Fund or Portfolio does not receive compensation from the Fund or Portfolio for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. Trustees’ fees and expenses are allocated among the Trusts and funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the funds, subject to a $15,000 minimum per fund. As of the date of these financial statements, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

6.	Line of Credit

Effective October 15, 2015 the Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $360 million revolving credit facility provided by a syndication of banks. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. A Participant may borrow up to a maximum of 33% of its assets or a lower amount as may be set forth in the Portfolio’s prospectus. The Portfolio had no outstanding loans during the year ended December 31, 2015.

7.	Initial Subscription

The Portfolio commenced operations on August 11, 2014, with an initial in-kind contribution of securities from the Fund, as part of a tax-free in-kind transaction in which the Fund redeemed its full interest in the Equity 500 Portfolio and immediately contributed into the Portfolio. The transaction consisted of 503 securities totaling $387,955,841 at market value and $2,852,336 in cash, and included $207,771,885 in unrealized appreciation. The Portfolio has elected to carryforward the allocable tax basis of the 503 securities contributed in kind for purposes of measuring realized and unrealized gain/loss on the Portfolio’s Statement of Operations.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and Portfolio through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

34

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of State Street Institutional Investment Trust:

We have audited the accompanying statements of assets and liabilities of State Street Equity 500 Index Fund (the “Fund”) and State Street Equity 500 Index II Portfolio (the “Portfolio”) (two of the series constituting the State Street Institutional Investment Trust), including the schedule of investments of the Portfolio, as of December 31, 2015, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s and Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s and Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s and Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Fund and State Street Equity 500 Index Portfolio (two of the series constituting State Street Institutional Investment Trust) at December 31, 2015, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2016

35

State Street Institutional Investment Trust

Other Information

December 31, 2015 (Unaudited)

SHAREHOLDER

EXPENSE EXAMPLE

As a shareholder of a fund (the “Funds”), you incur ongoing costs, (1) transaction costs, and (2) ongoing costs, including advisory and administration fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2015 to December 31, 2015.

The table below illustrates your Fund’s costs in two ways:

•

Actual Expenses – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Hypothetical Example for Comparison Purposes – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2015

State Street Equity 500 Index Fund	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *

Based on Actual Class Return
Administrative Shares	$1,000.00	$999.84	$0.77
Service Shares	$1,000.00	$999.42	$1.25
Class R	$1,000.00	$997.10	$3.02
Class A	$1,000.00	$998.01	$2.27
Class K	$1,000.00	$1,000.74	$0.15
Class I	$1,000.00	$999.34	$1.02

36

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2015 (Unaudited)

State Street Equity 500 Index Fund	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)
Administrative Shares	$1,000.00	$1,024.44	$0.78
Service Shares	$1,000.00	$1,023.96	$1.27
Class R	$1,000.00	$1,022.18	$3.06
Class A	$1,000.00	$1,022.94	$2.30
Class K	$1,000.00	$1,025.05	$0.15
Class I	$1,000.00	$1,024.18	$1.03

*	The calculations are based on expenses incurred in the most recent fiscal period of each Class. The Administrative Shares, Service Shares, Class R shares, Class A shares, Class K shares and Class I shares annualized expense ratios for the six months ended December 31, 2015 were 0.15%, 0.25%, 0.60%, 0.45%, 0.03% and 0.20%, respectively. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

Six Months Ended December 31, 2015

State Street Equity 500 Index II Portfolio	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *

Based on Actual Portfolio Return	$1,000.00	$1,000.53	$0.16
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,025.04	$0.17

*	The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized expense ratio for the six months ended December 31, 2015 was 0.03%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

37

State Street Institutional Investment Trust

Tax Information

December 31, 2015 (Unaudited)

Dividend Received Deduction

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal period ended December 31, 2015.

Percentage of distributions which qualify for the corporate dividends received deduction:

Fund	Percentage
State Street Equity 500 Index Fund	100.00%
State Street Equity 500 Index II Portfolio	93.27

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal period ended December 31, 2015, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. These amounts are noted below:

Fund	Amount
State Street Equity 500 Index Fund	$8,490,958
State Street Equity 500 Index II Portfolio	9,816,125

Long Term Capital Gains

Long term capital gains dividends were paid from the following Funds during the year ended December 31, 2015:

Fund	Amount
State Street Equity 500 Index Fund	$68,346
State Street Equity 500 Index II Portfolio	8,300,149

General Tax Disclosure

Form 1099-DIV mailed to you in January 2016 will show the tax status of all distributions paid to your account in calendar year 2015.

Please consult a tax adviser for questions about federal or state income tax laws.

38

State Street Institutional Investment Trust

Shareholder Requests for Additional Information

December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund and Portfolio each file a complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

39

State Street Institutional Investment Trust

Trustees and Officers Information

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected:1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.
William L. Marshall State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Marshall Financial Group, Inc.

40

State Street Institutional Investment Trust

Trustees and Officers Information — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Richard D. Shirk State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present); Chairman (January 2014 – Present).
Rina K. Spence State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 – present).	75
Bruce D. Taber State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75

41

State Street Institutional Investment Trust

Trustees and Officers Information — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Douglas T. Williams State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 -1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007).	75

Interested Trustee(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	290	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

42

State Street Institutional Investment Trust

Trustees and Officers Information — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc.( June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected: 8/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015 – Present); Senior Manager-Mutual Fund Compliance, ICMA-Retirement Corporation (December 2011 – January 2015); Assistant Vice President, J.P. Morgan (September 2007 – December 2011).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).
David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Senior Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

43

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator of the Fund and Portfolio, Transfer Agent of the Portfolio

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	IBG-18491

Annual Report

31 December 2015

State Street Institutional

Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Annual Report

December 31, 2015

State Street Clarion Global Infrastructure & MLP Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The State Street Clarion Global Infrastructure & MLP Fund (the “Fund”) normally invests substantially all of its investable assets in the State Street Clarion Global Infrastructure & MLP Portfolio (the “Portfolio”), which seeks to provide long-term total return. As a result, this Fund invests indirectly through the Portfolio. The Fund’s benchmark is the MSCI ACWI IMI Index (the “Index”).

For the 12-month period ended December 31, 2015 (the “Reporting Period”), the total return for Class I of the Fund was -5.91%, and the total return for the Index was -2.19%. The Fund’s secondary benchmark, the State Street Clarion Global Infrastructure & MLP Composite Index (the “Secondary Index”), yielded a return of -10.52% for the Reporting Period. The returns of the Fund and both the Index and the Secondary Index reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. Both the Index and the Secondary Index are unmanaged and their returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Global listed infrastructure and MLP securities declined during the Reporting Period, underperforming global equities, as fears of rising interest rates, falling commodity prices, and slowing global economic growth weighed on investors’ confidence. By geography, the Fund’s performance in the Americas region dampened the overall return due to continued pressure in the energy infrastructure sector. In contrast, the Fund enjoyed positive absolute performance in Asia and Europe. In Europe, the Fund generated strong absolute returns in local currency terms in both continental Europe and the U.K. Returns in terms of the U.S. dollar, the currency of the Fund, were less positive given the appreciation of the U.S. dollar against European currencies during the Reporting Period. Within Continental Europe, investments in the toll road sector were the largest contributors to the total return of the Fund. Investments in Europe were balanced between more economically sensitive sectors like toll roads and more predictable sectors like regulated electric and water utilities. In addition, the Fund’s focus in the U.K. on the regulated electric and water sectors contributed to performance results. Asia was the best performing region during the Reporting Period, and the Fund had strong performance from its significant investment in Japanese passenger rail companies. In the Americas, the Fund’s exposure to MLPs and rails were the primary detractors from the total return, offset in part by the positive performance of the towers and utilities sectors.

The top positive contributors to the Fund’s performance were East Japan Railway Co., Vinci SA and Crown Castle International Corp. East Japan Railway benefited from continued traffic improvement on its passenger rail assets driven by growth in tourism in Japan. Vinci SA is a French toll road and construction company. Passenger growth on its toll roads in France continued in 2015 driving the performance of the company. Crown Castle International is a U.S. listed tower company. While earnings growth slowed for the company in 2015, the company divested its Australian tower assets, focusing its business on the U.S., and the market favored this purely-domestic investment story.

The top detractors from the Fund’s performance relative to the Index were Williams Cos., Inc., Union Pacific Corp. and TerraForm Power Inc. Williams Cos., Inc. is an energy infrastructure company operating in the U.S. The timing of the Fund’s investment in Williams Cos., Inc. coincided with a significant deterioration in the outlook of energy infrastructure companies due to the sharp fall in the price of oil in the second half of the year. Similarly, the timing of our investment in TerraForm Power Inc., a renewable energy infrastructure company, coincided with substantial equity issuance from renewable energy companies that saturated the market and caused share prices to decline. Union Pacific Corporation is a freight railroad owner operating across the U.S. The stock declined as rail volumes

1

State Street Clarion Global Infrastructure & MLP Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — (continued)

suffered from the decline in coal demand and industrial demand more broadly. Earnings estimates for the company were reduced throughout the year adjusting to weaker volume expectations and driving down the company’s share price.

The Fund did not invest in derivatives during the Reporting Period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions, and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2

State Street Clarion Global Infrastructure & MLP Fund

Class I

Growth of a $10,000 Investment(a)

Investment Performance(a)

For the Year Ended December 31, 2015

	Total Return One Year Ended December 31, 2015	Total Return Average Annual Three Year Ended December 31, 2015	Total Return Average Annual Inception to Date December 31, 2015

State Street Clarion Global Infrastructure & MLP Fund Class A(b)	-6.13%	8.54%	8.52%

State Street Clarion Global Infrastructure & MLP Fund Class I(c)	-5.91%	8.80%	8.79%

MSCI ACWI IMI Index(d)	-2.19%	7.86%	7.22%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

(b)

NAV Performance shown for the periods prior to the inception of Class A shares on January 21, 2015 reflects the historical performance of the fund when managed by the Sub-Adviser adjusted to reflect the higher expenses of Class A shares, estimated for their first year of operations, including applicable 12b-1 fees.

(c)

NAV Performance shown for the periods prior to the inception of Class I shares on January 21, 2015 reflects the historical performance of the fund when managed by the Sub-Adviser adjusted to reflect the higher expenses of Class I shares, estimated for their first year of operations, including applicable 12b-1 fees.

(d)

The MSCI ACWI IMI Index is a free float-adjusted market capitalization-weighted index that is designed to measure the combined equity market performance of developed and emerging markets. The Index covers approximately 99% of the global equity investment opportunity set.

(e)	NAV Performance shown for the periods prior to the inception of the Fund on January 21, 2015 reflects the historical performance of the fund when managed by the Sub-Adviser.

3

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Statement of Assets and Liabilities

December 31, 2015

Assets
Investment in State Street Clarion Global Infrastructure & MLP Portfolio (1,652,514 shares), at value (cost $16,432,507) (Note 1)	$14,808,698
Receivable for investments sold	11,201
Prepaid Expenses	12,896

Total assets	14,832,795

Liabilities
Professional fees payable	17,018
Advisory fees payable (Note 3)	11,206
Due to custodian	5,525
Administration fees payable (Note 3)	8,703
Custodian fees payable (Note 3)	3,680
Registration and filing fees payable	1,584
Transfer agent fees payable (Note 3)	788
Printing fees payable	703
Accrued expenses and other liabilities	269

Total liabilities	49,476

Net Assets	$14,783,319

Net Assets Consist of:
Paid-in capital	$16,436,904
Accumulated net realized gain	(29,776)
Net unrealized appreciation (depreciation) on Investment in State Street Clarion Global Infrastructure & MLP Portfolio	(1,623,809)

Net Assets	$14,783,319

Net Assets
Class A	$1,923,270

Class I	$12,860,049

Shares of Beneficial Interest Outstanding
Class A	214,703

Class I	1,435,410

Net Asset Value and Redemption Price Per Share
Class A	$8.96

Maximum Sales Charge
Class A	5.25%

Maximum Offering Price Per Share
Class A	$9.46

Offering, Net Asset Value, and Redemption Price Per Share
Class I	$8.96

See Notes to Financial Statements and Financial Statements of the Master Portfolio.

4

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Statement of Operations

Period Ended December 31, 2015*

Income
Dividend income from State Street Clarion Global Infrastructure & MLP Portfolio (Note 3)	$471,844

Expenses
Advisory fees (Note 3)	133,913
Custodian fees (Note 3)	23,929
Administration fees (Note 3)	4,517
Distribution fees (Note 3)
Class A	4,811
Trustees’ fees and expenses (Note 4)	11,252
Registration and filing fees	23,705
Professional fees	22,291
Transfer agent fees (Note 3)	19,817
Printing fees	13,050
Insurance fees	3,143
Miscellaneous fees	3,147

Total expenses	263,575

Less: Expenses reimbursed by the Adviser (Note 3)	(80,214)

Net expenses	183,361

Net Investment Income	$288,483

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment in State Street Clarion Global Infrastructure & MLP Portfolio	(24,107)
Capital gain distributions from affiliated issuer	413,050
Change in unrealized appreciation (depreciation) on:
Investment in State Street Clarion Global Infrastructure & MLP Portfolio	(1,623,809)

Net realized and unrealized loss	(1,234,866)

Net Increase (Decrease) in Net Assets from Operations	$(946,383)

*	For the period January 20, 2015 (inception date) through December 31, 2015.

See Notes to Financial Statements and Financial Statements of the Master Portfolio.

5

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Statement of Changes in Net Assets

For the Period 1/20/15*-12/31/15
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$288,483
Net realized gain on investments	388,943
Change in net unrealized appreciation (depreciation) on Investment in State Street Clarion Global Infrastructure & MLP Portfolio	(1,623,809)

Net increase (decrease) in net assets from operations	(946,383)

Distributions to Shareholders from:
Net investment income
Class A	(88,991)
Class I	(612,792)

Total distributions from net investment income	(701,783)

Net realized gain on investments
Class A	(773)
Class I	(5,021)

Total distributions from net realized gain on investments	(5,794)

Total distributions	(707,577)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Contribution from SSGA FM (**)	2,000,000
Proceeds from shares sold	161,054
Reinvestment of distributions	5,144
Cost of redemptions	(23,813)

Net increase from Capital share transactions	2,142,385

Class I
In-kind transfer from CBRE Clarion Global Listed Infrastructure Fund, LP (Note 1)	11,569,962
Contribution from SSGA FM (**)	2,000,000
Proceeds from shares sold	196,001
Reinvestment of distributions	528,931

Net increase from Capital share transactions	14,294,894

Total increase from Capital share transactions	16,437,279

Net Increase in Net Assets	14,783,319
Net Assets
Beginning of period	—

End of period	$14,783,319

Distributions in excess of net investment income	$(413,300)

Changes in Shares:
Class A
Shares sold	216,521
Reinvestment of distributions	583
Shares redeemed	(2,401)

Net increase in shares	214,703
Class I
In-kind transfer from CBRE Clarion Global Listed Infrastructure Fund, LP (Note 1)	1,176,596
Shares sold	200,000
Reinvestment of distributions	58,814

Net increase in shares	1,435,410

*	Inception date

**	See Financial Statements of the Master Portfolio

See Notes to Financial Statements and Financial Statements of the Master Portfolio.

6

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Financial Highlights

Selected data for a Class A Share of beneficial interest outstanding throughout the period is presented below:

	Period from 1/21/15*-12/31/15
Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment income(a)	0.16
Net realized and unrealized gain (loss) on investments	(0.78)

Total from investment operations	(0.62)

Less Distributions From:
Net investment income	(0.42)
Net realized gain	(0.00	)(b)

Total distributions	(0.42)

Net decrease in net assets	(1.04)

Net Asset Value, End of Period	$8.96

Total Return(c)	(6.13)%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$1,923
Ratios to average net assets:
Expenses before waiver and payments by affiliates	1.99	%(d)
Expenses net of waivers and payments by affiliates	1.45	%(d)
Net investment income	1.73	%(d)
Portfolio turnover rate(e)	54	%(f)

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Portfolio turnover rate is from the Portfolio.

(f)	Not annualized

See Notes to Financial Statements and Financial Statements of the Master Portfolio.

7

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Financial Highlights

Selected data for a Class I Share of beneficial interest outstanding throughout the period is presented below:

	Period from 1/21/15*-12/31/15
Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment income (loss)(a)	0.18
Net realized and unrealized loss on investments	(0.78)

Total from investment operations	(0.60)

Less Distributions From:
Net investment income	(0.44)
Net realized gains	(0.00	)(b)

Total distributions	(0.44)

Net decrease in net assets	(1.04)

Net Asset Value, End of Period	$8.96

Total Return(c)	(5.91)%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$12,860
Ratios to average net assets:
Expenses before waiver and payments by affiliates	1.74	%(d)
Expenses net of waivers and payments by affiliates	1.20	%(d)
Net investment income	1.97	%(d)
Portfolio turnover rate(e)	54	%(f)

*	Commencement of operations

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Portfolio turnover rate is from the Portfolio.

(f)	Not annualized.

See Notes to Financial Statements and Financial Statements of the Master Portfolio.

8

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Notes to Financial Statements

December 31, 2015

1.	Organization

State Street Institutional Investment Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is as an open-end management investment company, and was organized as a Massachusetts business trust on February 16, 2000. The Trust consists of forty-five (45) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. State Street Clarion Global Infrastructure & MLP Fund (the “Fund”), a separate non-diversified series of the Trust, is authorized to issue an unlimited number of shares, with no par value. The Fund has registered Class A, Class C, Class I and Class K Shares. The Fund’s Class C and Class K Shares were not operational at December 31, 2015. The financial statements herein relate to the following Fund:

Fund	Classes	Commencement of Operations:
State Street Clarion Global Infrastructure & MLP Fund	Class A Class I	January 21, 2015 January 21, 2015

The investment objective of the Fund is to provide long-term total return. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets (100% at December 31, 2015) in the State Street Clarion Global Infrastructure & MLP Portfolio (the “Portfolio”), a series of a separately registered investment company called SSGA Active Trust, which has substantially similar investment policies to the Fund.

Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a 5.25% sales charge (as a percentage of offering price) and may be subject to a 1% CDSC if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I shares are sold without a sales charge and only to certain eligible investors.

The financial statements of the Portfolio, including the Schedule of Investments, is attached with this report and should be read in conjunction with the Fund’s financial statements.

The Portfolio of the State Street Clarion Global Infrastructure & MLP Fund commenced operations on January 21, 2015, after it acquired the net assets of the CBRE Clarion Global Listed Infrastructure Fund, LP (the “Partnership”), in exchange for Fund shares. The Partnership commenced operations on March 1, 2012. The acquisition of net assets of the Partnership was accomplished by an in-kind transfer of all of the Partnership’s net assets amounting to $11,569,962 and a cash transfer of $196,000 by the Partnership in exchange for 1,176,596 shares of the Fund. The Partnership elected to make a deemed sale election pursuant to the subscription agreement. SSGA FM contributed initial capital of $4,000,100 to the Fund in exchange for its shares. The fund substantially invested all of its assets into the MLP Portfolio as part of commencement of its operations. Immediately prior to the acquisition, the Portfolio did not have any assets or liabilities nor operations or investment activities.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

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State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Notes to Financial Statements — (continued)

December 31, 2015

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation – The Fund records its investment in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in accordance with generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for the Portfolio, as of December 31, 2015, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report. The investment in the Portfolio is categorized as Level 1 for financial reporting purposes.

Investment Transactions and Income Recognition – Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of foreign taxes withheld at source, if any. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Expenses – Advisory fees and other expenses, which are directly identifiable to a specific fund, are applied to that fund within the Trust. Trustees’ fees and other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the funds within the Trust. Class specific fees are borne by each class.

Federal Income Taxes – The Fund has qualified and intends to qualify for and elect treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for foreign currencies and losses deferred due to wash sales.

10

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Notes to Financial Statements — (continued)

December 31, 2015

SSGA FM has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax return for the initial fiscal year remains subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

The tax character of distributions paid to shareholders during the period ended December 31, 2015, was as follows:

Ordinary Income	Long-Term Capital Gain	Tax Return of Capital	Total
$707,577	$—	—	$707,577

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Tax Exempt Income	Unrealized Appreciation (Depreciation)	Total
$—	$—	$(1,653,585)	$(1,653,585)

For the period ended December 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:

Paid-In Capital	Accumulated Gain (Loss)	Undistributed Net Investment Income (Loss)
$(375)	$(412,925)	$413,300

These differences were primarily attributable to distribution redesignations. Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

At December 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purpose were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$16,462,283	$—	$(1,653,585)	$(1,653,585)

Distributions – Dividends from net investment income are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

11

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Notes to Financial Statements — (continued)

December 31, 2015

3.	Related Party and Other Fees

SSGA Funds Management, Inc. ( “SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), serves as the investment adviser and CBRE Clarion Securities LLC (the “Sub-Adviser”) serves as the subadviser. The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.90% of its average daily net assets.

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser pursuant to which the Sub-Adviser will be responsible for the day-to-day management of any assets of the Fund. The Sub-Adviser receives fees from the Adviser for its services provided to the Fund.

The Adviser is contractually obligated until April 30, 2016, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing, and sub- transfer agency fees) exceed 1.20% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2016, except with the approval of the Board. Fees waived and expenses reimbursed by SSGA FM are shown on the Statement of Operations.

Effective June 1, 2015, SSGA FM serves as administrator and State Street serves as sub-administrator and custodian. For services as administrator, SSGA FM receives a fee at an annual rate of 0.05% of average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily and paid monthly. State Street receives fees for its services as sub-administrator, accounting agent and custodian. Prior to June 1, 2015, State Street served as administrator. For the period January 21, 2015 to May 31, 2015, the Fund paid State Street an annualized fee of $25,000 for its services as administrator.

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, charges related to compliance and regulatory services.

State Street Global Markets LLC (“SSGM” or the “Distributor”) serves as the distributor of the Fund. SSGM is a wholly owned subsidiary of State Street Corporation. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (State Street Global Markets LLC or “SSGM”) for services in connection with the distribution of the Fund’s Class A shares and for services provided to Fund shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. Because these fees are paid out of the assets of the Fund attributable to its Class A shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. In addition to payments under the Plan, the Fund may reimburse SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

The Fund also may pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

12

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Notes to Financial Statements — (continued)

December 31, 2015

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Fund does not receive compensation from the Fund for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the Trust, the State Street Master Funds, and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trusts. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. Trustees’ fees and expenses are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series, subject to a $15,000 minimum per Fund. As of the date of these financial statements, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

5.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

13

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of State Street Institutional Investment Trust:

We have audited the accompanying statement of assets and liabilities of State Street Clarion Global Infrastructure & MLP Fund (one of the funds constituting State Street Institutional Investment Trust) (the “Fund”) as of December 31, 2015, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from January 21, 2015 (commencement of operations) to December 31, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Clarion Global Infrastructure & MLP Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2015, and the results of its operations, the changes in its net assets and the financial highlights for the period from January 21, 2015 (commencement of operations) to December 31, 2015, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2016

14

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Other Information

December 31, 2015 (Unaudited)

Shareholder Expense Example

As a shareholder of the Fund, you incur (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) or service fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the six months ended from July 1, 2015 to December 31, 2015.

•

Actual Expenses – The first section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Hypothetical Example for Comparison Purposes – The second section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Six Months Ended December 31, 2015
Class A Shares**	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *
Based on Actual Fund Return
State Street Clarion Global Infrastructure & MLP Fund	$1,000.00	$ 936.19	$7.08
Based on Hypothetical (5% return before expenses)
State Street Clarion Global Infrastructure & MLP Fund	$1,000.00	$1,017.90	$7.38

*	The calculations are based on expenses incurred in the most recent six month period of the Fund. The Fund’s Class A Shares’ annualized expense ratio as of December 31, 2015, which includes the Fund’s proportionate share of the expenses of its Portfolio, was 1.45%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

15

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Other Information — (continued)

December 31, 2015 (Unaudited)

Six Months Ended December 31, 2015
Class I Shares**	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *
Based on Actual Fund Return
State Street Clarion Global Infrastructure & MLP Fund	$1,000.00	$937.40	$5.86
Based on Hypothetical (5% return before expenses)
State Street Clarion Global Infrastructure & MLP Fund	$1,000.00	$1,019.16	$6.11

*	The calculations are based on expenses incurred in the most recent six month period of the Fund. The Fund’s Class I Shares’ annualized expense ratio as of December 31, 2015, which includes the Fund’s proportionate share of the expenses of its Portfolio, was 1.20%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

Tax Information

Dividend Received Deduction

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal period ended December 31, 2015.

Percentage of distributions which qualify for the corporate dividends received deduction:

Fund	Percentage
State Street Clarion Global Infrastructure & MLP Fund	12.11%

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal period ended December 31, 2015, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. These amounts are noted below:

Fund	Amount
State Street Clarion Global Infrastructure & MLP Fund	$357,404

16

State Street Institutional Investment Trust

State Street Clarion Global Infrastructure & MLP Fund

Shareholder Requests for Additional Information

December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission (the “SEC”), at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolio’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Fund and the Portfolio file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s and the Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

17

State Street Clarion Global Infrastructure & MLP Fund

Disclosure of Information about Fund Trustees and Officers

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.
William L. Marshall State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Marshall Financial Group, Inc.

18

State Street Clarion Global Infrastructure & MLP Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Richard D. Shirk State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present); Chairman (January 2014 – Present).
Rina K. Spence State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 – present).	75

19

State Street Clarion Global Infrastructure & MLP Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Bruce D. Taber State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75
Douglas T. Williams State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	75

Interested Trustee(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	290	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*

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State Street Clarion Global Infrastructure & MLP Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1966	Vice President Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc.( June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected: 8/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015 – Present); Senior Manager-Mutual Fund Compliance, ICMA-Retirement Corporation (December 2011 – January 2015); Assistant Vice President, J.P. Morgan (September 2007 – December 2011).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).

21

State Street Clarion Global Infrastructure & MLP Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

22

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Investment Sub-Adviser

CBRE Clarion Securities LLC.

201 King of Prussia Road, Suite 600

Radnor, PA 19087

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

IBG-18451

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State Street Clarion Global Infrastructure & MLP Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.5%
AUSTRALIA — 5.0%
Transurban Group Stapled Security (a) (b)	93,689	$709,038
Transurban Group (a) (b) (c)	5,205	39,649

		748,687

CANADA — 2.3%
Pembina Pipeline Corp.	8,100	175,808
Veresen, Inc.	26,100	166,472

		342,280

CHINA — 1.8%
Beijing Enterprises Holdings, Ltd. (b)	19,000	114,536
COSCO Pacific, Ltd. (b)	132,700	145,866

		260,402

FRANCE — 6.3%
Aeroports de Paris (b)	1,653	192,278
Suez Environnement Co. (b)	11,169	208,811
Vinci SA (b)	8,332	533,816

		934,905

ITALY — 3.6%
Atlantia SpA (b)	5,041	133,321
Ei Towers SpA (b)	2,847	183,354
Enel SpA (b)	52,206	218,825

		535,500

JAPAN — 8.5%
Central Japan Railway Co. (b)	3,100	549,897
East Japan Railway Co. (b)	7,500	705,657

		1,255,554

MEXICO — 1.1%
Grupo Aeroportuario del Sureste SAB de CV Class B	11,370	160,558

SPAIN — 8.2%
Abertis Infraestructuras SA (b)	23,414	366,029
Enagas SA (b)	8,386	236,454
Ferrovial SA (b)	14,956	338,063
Red Electrica Corp. SA (b)	3,362	280,710

		1,221,256

SWITZERLAND — 1.3%
Flughafen Zuerich AG (b)	250	187,690

UNITED KINGDOM — 4.6%
National Grid PLC (b)	39,798	548,765
United Utilities Group PLC (b)	9,403	129,447

		678,212

UNITED STATES — 55.8%
American Electric Power Co., Inc.	4,300	250,561
American Tower Corp. REIT	3,300	319,935
Avangrid, Inc. (c)	3,300	126,720
Boardwalk Pipeline Partners L.P.	8,700	112,926
California Water Service Group	5,600	130,312
Crown Castle International Corp. REIT	8,335	720,561
Dominion Midstream Partners L.P. (c)	5,400	165,564
Dominion Resources, Inc.	5,968	403,675
DTE Energy Co.	5,784	463,819
Edison International	5,509	326,188
Energy Transfer Partners L.P.	8,229	277,564

Enterprise Products Partners L.P.	13,400	342,772
EQT Midstream Partners L.P.	3,960	298,822
Eversource Energy	5,062	258,516
Exelon Corp.	15,898	441,487
Genesis Energy L.P.	3,000	110,220
ITC Holdings Corp.	5,300	208,025
Magellan Midstream Partners L.P.	3,100	210,552
NextEra Energy Partners L.P.	5,100	152,235
NextEra Energy, Inc.	4,310	447,766
NiSource, Inc.	13,319	259,854
Norfolk Southern Corp.	3,800	321,442
NRG Yield, Inc. Class A	11,100	154,401
PG&E Corp.	5,900	313,821
PPL Corp.	4,500	153,585
Sempra Energy	2,505	235,495
Sunoco Logistics Partners L.P.	8,571	220,275
Tesoro Logistics L.P.	2,600	130,832
Union Pacific Corp.	3,694	288,871
Valero Energy Partners L.P.	1,800	92,898
Williams Cos., Inc.	8,000	205,600
Williams Partners L.P.	4,100	114,186

		8,259,480

TOTAL COMMON STOCKS (Cost $15,304,548)		14,584,524

SHORT-TERM INVESTMENT — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23% (d) (e) (Cost $257,047)	257,047	257,047

TOTAL INVESTMENTS (f) — 100.2% (Cost $15,561,595)		14,841,571
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(33,348)

NET ASSETS — 100.0%		$14,808,223

(a)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(b)	Security is fair valued at year end by applying factors provided by independent third party in accordance with Fund’s valuation policy and procedures. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.Total market value of such securities represent 5,782,557 and 39.1% of net assets of the Fund at December 31, 2015.
(c)	Non-income producing security.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at December 31, 2015.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

See accompanying notes which are an integral part of the financial statements.

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State Street Clarion Global Infrastructure & MLP Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Common Stocks	$8,762,318	$5,822,206	$—	$14,584,524
Short-Term Investment	257,047	—	—	257,047

TOTAL INVESTMENTS	$9,019,365	$5,822,206	$—	$14,841,571

See accompanying notes which are an integral part of the financial statements.

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Portfolio procedures to stabilize net asset value.

In the event prices or quotations are not readily available or that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolio’s underlying index, which in turn could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s underlying index. Various inputs are used in determining the value of Portfolio’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended December 31, 2015.

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SCHEDULE OF INVESTMENTS (continued)

December 31, 2015 (Unaudited)

Transactions with Affiliates

The Portfolio may invest in certain money market funds affiliated with the Adviser. Amounts related to investments in affiliated underlying Portfolio at December 31, 2015, and for the period then ended are:

State Street Clarion Global Infrastructure & MLP Portfolio	Value at 6/30/15	Shares Purchased	Shares Sold	Value at 12/31/15	Income	Realized Gain/(Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	$284,165	3,553,157	3,580,275	$257,047	$149	$0

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value	$14,584,524
Investments in securities of affiliated issuers, at value	257,047

Total Investments	14,841,571
Foreign currency, at value	22,763
Dividends receivable from unaffiliated issuers	34,815
Dividends receivable from affiliated funds	40
Receivable for foreign taxes recoverable	8,347
Receivable from Adviser	33,340

TOTAL ASSETS	14,940,876

LIABILITIES
Payable for investments purchased	87,957
Payable for fund shares repurchased	11,201
Advisory fees payable	33,340
Trustees’ fees payable	155

TOTAL LIABILITIES	132,653

NET ASSETS	$14,808,223

NET ASSETS CONSIST OF:
Paid-in capital	$16,456,615
Distributions in excess of net investment income	(5,693)
Accumulated net realized loss	(922,215)
Net unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers	(720,024)
Foreign currency transactions	(460)

NET ASSETS	$14,808,223

NET ASSETS	$14,808,223
Shares of beneficial interest outstanding	1,652,756

Net asset value, and redemption price per share	$8.96

Investments in securities of unaffiliated issuers, at cost	15,304,548
Investments in securities of affiliated issuers, at cost	257,047

Total cost of investments	$15,561,595

Foreign currency, at cost	$22,817

See accompanying notes which are an integral part of the financial statements.

31

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Annual Report

30 June 2015

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

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STATE STREET CLARION GLOBAL INFRASTRUCTURE & MLP PORTFOLIO — PORTFOLIO SUMMARY

The Portfolio had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.

TOP FIVE HOLDINGS AS OF JUNE 30, 2015

DESCRIPTION	CROWN CASTLE INTERNATIONAL CORP.	EAST JAPAN RAILWAY CO.	UNION PACIFIC CORP.	NATIONAL GRID PLC	VINCI SA
MARKET VALUE	$773,691	728,811	628,870	598,780	593,307
% OF NET ASSETS	4.9	4.6	3.9	3.8	3.7

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular security.)

INDUSTRY BREAKDOWN AS OF JUNE 30, 2015*

PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	23.4%
Electric Utilities	15.3
Multi-utilities	14.1
Road & Rail	13.8
Transportation Infrastructure	10.6
Construction & Engineering	7.4
Real Estate Investment Trusts	4.9
Independent Power & Renewable Electricity Producers	4.1
Water Utilities	2.2
Gas Utilities	1.8
Industrial Conglomerates	1.1
Short Term Investment	1.8
Other Assets & Liabilities	(0.5)
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

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SCHEDULE OF INVESTMENTS

June 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 98.7%
AUSTRALIA — 5.8%
Aurizon Holdings, Ltd.	93,230	$367,598
Transurban Group	76,527	547,014

		914,612

CANADA — 4.1%
TransCanada Corp.	10,640	432,606
Veresen, Inc.	16,200	219,166

		651,772

FRANCE — 5.4%
Suez Environnement Co.	13,817	256,864
Vinci SA	10,264	593,307

		850,171

GERMANY — 0.8%
Hamburger Hafen und Logistik AG	6,530	132,055

HONG KONG — 4.7%
Beijing Enterprises Holdings, Ltd.	23,500	176,874
China Resources Gas Group, Ltd.	25,500	75,653
COSCO Pacific, Ltd.	172,700	234,349
Power Assets Holdings, Ltd.	29,300	267,204

		754,080

ITALY — 4.7%
Atlantia SpA	15,314	378,113
Enel SpA	82,465	373,410

		751,523

JAPAN — 7.5%
Central Japan Railway Co.	2,600	469,685
East Japan Railway Co.	8,100	728,811

		1,198,496

MEXICO — 1.5%
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	35,100	240,970

SPAIN — 6.4%
Enagas SA	7,429	201,927
Ferrovial SA	26,761	579,943
Red Electrica Corp. SA	2,935	235,060

		1,016,930

SWITZERLAND — 1.0%
Flughafen Zuerich AG	197	152,511

UNITED KINGDOM — 7.1%
National Grid PLC	46,590	598,780
Severn Trent PLC	4,933	161,447
United Utilities Group PLC	13,900	194,996
VTTI Energy Partners LP (a)	7,116	178,184

		1,133,407

UNITED STATES — 49.7%
Cone Midstream Partners LP (a)	17,716	313,573
Crown Castle International Corp.	9,635	773,691
Dominion Resources, Inc.	5,968	399,080
DTE Energy Co.	5,584	416,790
Edison International	5,009	278,400
Energy Transfer Equity LP (a)	4,765	305,770

Security Description	Shares	Value
Energy Transfer Partners LP (a)	10,029	$523,514
EnLink Midstream Partners LP (a)	4,931	108,334
EQT GP Holdings LP (a) (b)	4,859	165,157
EQT Midstream Partners LP (a)	3,960	322,898
Eversource Energy	6,662	302,522
Exelon Corp.	9,298	292,143
ITC Holdings Corp.	6,300	202,734
NextEra Energy Partners LP (a)	5,900	233,758
NextEra Energy, Inc.	4,910	481,327
NiSource, Inc.	5,719	260,729
NRG Yield, Inc. (Class A)	7,200	158,328
Plains GP Holdings LP (Class A) (a)	10,600	273,904
Sempra Energy	3,105	307,209
Summit Midstream Partners LP (a)	9,277	306,512
Sunoco Logistics Partners LP (a)	9,271	352,576
TerraForm Power, Inc. (Class A) (b)	6,700	254,466
Union Pacific Corp.	6,594	628,870
Valero Energy Partners LP (a)	4,750	242,629

		7,904,914

TOTAL COMMON STOCKS (Cost $16,178,415)		15,701,441

SHORT TERM INVESTMENT — 1.8%
MONEY MARKET FUND — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (c) (d) (Cost $284,165)	284,165	284,165

TOTAL INVESTMENTS — 100.5% (e) (Cost $16,462,580)		15,985,606
OTHER ASSETS & LIABILITIES — (0.5)%		(74,661)

NET ASSETS — 100.0%		$15,910,945

(a)	Master Limited Partnership. Represents $3,326,809 or 20.91% of net assets.
(b)	Non-income producing security
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs (Note 2).

PLC = Public Limited Company

See accompanying notes to financial statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015

ASSETS
Investments in securities of unaffiliated issuers, at value	$15,701,441
Investments in securities of affiliated issuers, at value	284,165
Foreign currency, at value	25,303
Dividends receivable from unaffiliated issuers (Note 3)	54,109
Dividends receivable from affiliated issuers (Note 3)	30
Receivable for foreign taxes recoverable	6,968
Receivable from Adviser (Note 3)	21,589

TOTAL ASSETS	16,093,605

LIABILITIES
Payable for investments purchased	160,836
Payable for Fund shares repurchased	235
Advisory fees payable (Note 3)	21,589

TOTAL LIABILITIES	182,660

NET ASSETS	$15,910,945

NET ASSETS CONSIST OF:
Paid-in capital	$15,939,961
Undistributed net investment income	26,377
Accumulated net realized gain	421,536
Net unrealized (depreciation) on:
Investments in securities of unaffiliated issuers	(476,974)
Foreign currency transactions	45

NET ASSETS	$15,910,945

NET ASSETS	$15,910,945
Shares of beneficial interest outstanding	1,593,481

Net asset value and redemption price per share	$9.99

Investments in securities of unaffiliated issuers, at cost	$16,178,415
Investments in securities of affiliated issuers, at cost	284,165

Total Cost of Investments	$16,462,580

Foreign currency, at cost	$25,644

See accompanying notes to financial statements.

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STATEMENT OF OPERATIONS

Period Ended June 30, 2015*

INVESTMENT INCOME
Dividend income from unaffiliated issuers	$220,246
Dividend income from master limited partnerships and related companies	58,205
Return of capital on dividends from master limited partnerships and related companies (Note 2)	(49,137)

Net dividend income from master limited partnerships and related companies	9,068

Interest income on securities of affiliated issuers (Note 2 and Note 3)	135
Foreign taxes withheld	(15,887)

TOTAL INVESTMENT INCOME	213,562

EXPENSES
Advisory fee (Note 3)	21,589
Trustees’ fees and expenses (Note 3)	69

TOTAL EXPENSES	21,658

Less: Expenses reimbursed by the Adviser (Note 3)	(21,589)

Net expenses	69

NET INVESTMENT INCOME	$213,493

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments in securities of unaffiliated issuers	410,113
Foreign currency transactions	5,124
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers	(476,974)
Foreign currency transactions	45

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(61,692)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$151,801

*	For the period from January 21, 2015 (commencement of operations) to June 30, 2015.

See accompanying notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

Period Ended 6/30/15*
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$213,493
Net realized gain on investments and foreign currency transactions	415,237
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	(476,929)

Net increase in net assets from operations	151,801

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(180,817)

Total distributions to shareholders	(180,817)

FROM BENEFICIAL INTEREST TRANSACTIONS:
In-kind transfer from CBRE Clarion Global Listed Infrastructure Fund, LP	11,569,962
Contribution from SSGA Funds Management, Inc. (Note 1)	4,000,100
Proceeds from shares sold	348,304
Reinvestment of distributions	180,817
Cost of redemptions	(159,222)

Net increase (decrease) in net assets from beneficial interest transactions	15,939,961

Net increase in net assets	15,910,945
NET ASSETS END OF PERIOD (1)
Beginning of period	—

End of period	$15,910,945

SHARES OF BENEFICIAL INTEREST:
In-kind transfer from CBRE Clarion Global Listed Infrastructure Fund, LP (Note 1)	1,176,596
Shares sold	414,875
Reinvestment of distributions	17,385
Shares redeemed	(15,375)

Net increase in shares	1,593,481

(1) Undistributed net investment income	$26,377

*	For the period from January 21, 2015 (commencement of operations) to June 30, 2015.

See accompanying notes to financial statements.

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State Street Clarion Global Infrastructure & MLP Portfolio

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	Period Ended 6/30/15*
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income(1)	0.14
Net realized and unrealized gain (loss) on investments	(0.04)

Total from investment operations	0.10

Less Distributions to Shareholders From:
Net investment income	(0.11)

Total distributions to shareholders	(0.11)

Net decrease in net assets	(0.01)

Net Asset Value, End of Period	$9.99

Total Return(2)	1.00%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$15,911
Ratios to average net assets:
Gross operating expenses	0.30	%(3)
Expense waiver	(0.30	)%(3)
Net operating expenses	0.00	%(3)(4)
Net investment income	2.97	%(3)
Portfolio turnover rate	37%

*	For the period from January 21, 2015 (commencement of operations) to June 30, 2015.
(1)	Net investment income per share is calculated using the average shares method.
(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(3)	Annualized.
(4)	Less than 0.005%

See accompanying notes to financial statements.

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SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

NOTES TO FINANCIAL STATEMENTS

June 30, 2015

1.	Organization

SSGA Active Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on March 30, 2011.

As of June 30, 2015, the Trust offered eleven (11) funds, 10 feeders and 1 master portfolio. The financial statements herein relate to the State Street Clarion Global Infrastructure & MLP Portfolio (the “Portfolio”), a separate non-diversified series of the Active Trust. The Portfolio operates as the master portfolio in a master feeder structure.

The investment objective of the Portfolio is to seek long-term total return. The Portfolio invests in infrastructure companies located worldwide including infrastructure companies organized as Master Limited Partnerships (“MLPs”). The Portfolio is part of a master feeder structure where State Street Clarion Infrastructure & MLP Fund (the “Feeder Fund”) invests substantially all of its assets in the Portfolio. SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) serves as the investment adviser and CBRE Clarion Securities LLC serves as the subadviser.

The Portfolio commenced operations on January 21, 2015, after it acquired the net assets of the CBRE Clarion Global Listed Infrastructure Fund, LP (the “Partnership”), via the Feeder Fund. The acquisition of net assets of the Partnership was accomplished by an in-kind transfer of all of the Partnership’s net assets amounting to $11,569,962 and a cash transfer of $196,000 by the Partnership in exchange for 1,176,596 shares of the Feeder Fund (the “transaction”). The Partnership elected to make a deemed sale election related to the transaction, pursuant to the subscription agreement. SSGA FM contributed initial capital of $4,000,100 to the Feeder Fund in exchange for the Feeder Fund’s shares. Immediately prior to the acquisition, the Portfolio did not have any assets or liabilities nor operations or investment activities.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies (“ASC 946”).

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board.

41

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Portfolio procedures to stabilize net asset value.

In the event prices or quotations are not readily available or that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolio’s underlying index, which in turn could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s underlying index. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended June 30, 2015.

As of June 30, 2015, all of the Portfolio’s assets were valued using Level 1 inputs.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Interest income, if any, is recorded daily on an accrual basis. Dividend income and capital gain distributions received, if any, are recognized on the ex-dividend dates, net of any foreign taxes withheld at the source. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the portfolio may include a return of capital that is estimated by SSGA FM. Such amounts are recorded as a reduction of the cost of investments or reclassified as capital gains. Realized gains and losses from investment transactions are determined using identified cost method.

42

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015

Distributions received from the Portfolio’s investments in master limited partnerships or limited liability companies that have economic characteristics substantially similar to master limited partnerships (collectively, “MLPs”) generally are comprised of ordinary income and return of capital from the MLPs. The Portfolio records distributions from MLPs as dividend income and redesignates between income and return of capital at year end. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Portfolio. For the period ended June 30, 2015, the Portfolio estimated the allocation of investment income and return of capital for the distributions received from MLPs within the Statement of Operations. For this period, the Portfolio has estimated approximately 82.4% as income and approximately 17.6% as return of capital.

Foreign Currency Translation

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates deemed appropriate pursuant to the valuation policy at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of transactions. The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Portfolio as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Foreign Taxes

The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred and foreign taxes recoverable as of June 30, 2015, if any, are disclosed in the Portfolio’s statements of assets and liabilities.

Expenses

Advisory fees and other expenses, which are directly identifiable to the Portfolio, are applied to the Portfolio. Trustees’ fees and other expenses which cannot be attributed directly to the Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio.

Federal Income Tax

The Portfolio intends to qualify for and elect treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of net investment income and capital gains, if any, the Portfolio will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.

Paid-In Capital	Accumulated Gain (Loss)	Undistributed Net Investment Income (Loss)
$—	$6,299	$(6,299)

These book-tax differences are primarily due to differing treatments for foreign currencies, return of capital securities and losses deferred due to wash sales.

43

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015

The tax character of distributions paid during the period ended June 30, 2015 was as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital
$180,817	$—	$—

For the period ended June 30, 2015, there were no significant differences between the book basis and the tax basis character of distributions to shareholders.

For the period ended June 30, 2015, there were no significant differences between the book basis and the tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax deferral of losses on wash sales, foreign currency gains and losses and distributions from MLPs.

As of June 30, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)
$439,427	$—	$(468,443)

As a limited partner in the MLPs, the Portfolio reports its allocable share of the MLP’s taxable income in computing its own taxable income. The distributions paid by the MLPs generally do not constitute income for tax purposes. Each MLP may allocate losses to the Portfolio which are generally not deductible in computing the Portfolio’s taxable income until such time as that particular MLP either generates income to offset those losses or the Portfolio disposes of units in that MLP. This may result in the Portfolio’s taxable income being substantially different than its book income in any given year. As a result, the Portfolio may have insufficient taxable income to support its distributions paid resulting in a return of capital to shareholders. A return of capital distribution is generally not treated as taxable income to shareholders and instead reduces a shareholder’s basis in their shares of the Portfolio.

SSGA FM has analyzed the Portfolio’s tax positions it will take on its income tax returns and has concluded that as of June 30, 2015, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Dividends and Distributions

Dividends from net investment income, if any, are generally declared and paid quarterly. Distributions of net realized capital gains, if any, are generally declared and paid at least annually, unless otherwise required to be compliant with applicable tax regulations. The Portfolio currently intends to pay distributions out of its distributable cash flow, which generally consists of cash and paid-in-kind distributions from MLPs or their affiliates, dividends from common stocks and income from other investments held by the Portfolio less current or accrued operating expenses of the Portfolio, including taxes on Portfolio taxable income. Dividends and distributions paid by the Portfolio are recorded on the ex-dividend dates. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

The Trust, on behalf of the Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Portfolio, the Adviser is paid a management fee by the Portfolio at an annual rate of 0.30% of its average daily net assets. The Adviser has contractually agreed to waive the entire amount of the advisory fee until the later of April 30, 2016, or such time as the shares of the Portfolio cease to be the only investment security held by the State Street Clarion Global Infrastructure & MLP Fund series of the State Street Institutional Investment Trust. The waiver may be terminated only by the Portfolio’s Board of Trustees.

44

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015

The Adviser pays all operating expenses of the Portfolio other than management fee, distribution fee pursuant to the Portfolio’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, and other extraordinary expenses.

Effective June 1, 2015, SSGA FM serves as Administrator and State Street Bank and Trust Company (“State Street”) serves as Sub-Administrator. State Street, an affiliate of the Adviser, receives fees for its services as Custodian, Sub-Administrator and Transfer Agent from the Adviser. CBRE Clarion Securities LLC serves as the subadviser for the Portfolio. Prior to June 1, 2015, State Street served as Administrator.

Trustees’ Fees

The Trust, SSGA Master Trust, SPDR Series Trust and SPDR Index Shares Funds (together with the Trust, the “Trusts”) pay, in the aggregate, each Independent Trustee an annual fee of $185,000 (effective July 1, 2015, the annual fee is $200,000) plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Independent Trustee fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

The Portfolio may invest in certain money market funds affiliated with the Adviser. Amounts related to investments in affiliated underlying Portfolio at June 30, 2015, and for the period then ended are:

State Street Clarion Global Infrastructure & MLP Portfolio	Value at 1/21/15*	Shares Purchased	Shares Sold	Value at 6/30/15	Income	Realized Gain/(Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	$0	7,144,133	6,859,968	$284,165	$135	$0

*	Commencement of operations

4.	Aggregate Unrealized Appreciation and Depreciation

As of June 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Clarion Global Infrastructure & MLP Portfolio	$16,454,094	$399,773	$(868,261)	$(468,488)

5.	Investment Transactions

For the period ended June 30, 2015, the Portfolio had purchases and sales of investments (excluding in-kind transactions and short-term investments) that aggregated to $10,159,693 and $5,924,235, respectively.

6.	Concentration of Ownership

From time to time, the Portfolio may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Portfolio. As of June 30, 2015, based on management’s evaluation of the shareholder account base, the Portfolio had accounts representing controlling ownership of more than 5% of the Portfolio’s total outstanding shares. The number of such

45

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015

accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership	Total Percentage of Ownership
State Street Clarion Global Infrastructure & MLP Fund	0	0%	100%	100%

7.	Concentration of Risk

The Portfolio concentrates its investments in the infrastructure sector. Because the Portfolio concentrates its investments in infrastructure-related securities, the Portfolio has greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and or legal challenges due to environmental, operational or other conditions or events and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

46

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

SSGA Active Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of State Street Clarion Global Infrastructure & MLP Portfolio (the “Portfolio”) (one of the portfolios constituting SSGA Active Trust) as of June 30, 2015, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from January 21, 2015 (commencement of operations) to June 30, 2015. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Clarion Global Infrastructure & MLP Portfolio (one of the portfolios constituting SSGA Active Trust) at June 30, 2015, and the results of its operations, the changes in its net assets and the financial highlights for the period from January 21, 2015 (commencement of operations) to June 30, 2015, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 31, 2015

47

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

OTHER INFORMATION

June 30, 2015 (Unaudited)

Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below also provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Portfolio charges transaction fees at scheduled amounts ranging from $50 to $1,350 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Portfolio’s shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 to 6/30/15
Actual**	0.00%	$1,000	$1,010.00	$0.00
Hypothetical** (assuming a 5% return before expenses)	0.00%	$1,000	$1,024.80	$0.00

*	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.
**	Actual period is from commencement of operations 1/21/15. Hypothetical period is from 1/1/15.

48

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

OTHER INFORMATION (continued)

June 30, 2015 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Portfolio for its fiscal period ended June 30, 2015.

For U.S. federal income tax purposes, the percentage of distributions that qualify for the corporate dividends received deduction for the fiscal period ended June 30, 2015 is 9.95%.

Qualified Dividend Income

A portion of dividends distributed by the Portfolio during the fiscal period ended June 30, 2015, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. These amounts were $183,136 for the fiscal period ended June 30, 2015.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolio’s website at www.ssgafunds.com.

Quarterly Portfolio Schedule

The Portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Portfolio’s website at www.ssgafunds.com.

Advisory Agreement Renewal

Approval of Advisory Agreement

At an in-person meeting held prior to June 30, 2015, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve the Investment Advisory Agreement (the “Agreement”) between SSGA Active Trust (the “Trust”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the State Street Clarion Global Infrastructure & MLP Portfolio, a new series of the Trust (the “New Fund”), which commenced operations during the period covered by this Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by SSGA FM, the Trust’s investment adviser and administrator, and other materials provided by State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser with respect to the New Fund under the Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser, and (iv) extent to which economies of scale would be shared as the New Fund grows.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of the New Fund in accordance with its investment objective and policies, and applicable legal

49

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

OTHER INFORMATION (continued)

June 30, 2015 (Unaudited)

and regulatory requirements. The Board appreciated the nature of the New Fund in a master-feeder structure and the experience and expertise of the Adviser. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the New Fund. The Board also considered the portfolio management and oversight resources, structures and practices of the Adviser, including those associated with monitoring and securing the New Fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises. The Board also considered the Adviser’s experience in active management, managing funds in master-feeder structures and overseeing third-party sub-advisers.

Fees Charged to Comparable Funds

The Board evaluated the New Fund’s unitary fee through review of comparative information with respect to fees paid by similar funds. The Board reviewed the universe of similar funds based upon data independently obtained from Lipper Analytical Services and related comparative information for similar funds. The Board also reviewed the fee structure of the New Fund in connection with the master-feeder structure and the estimated expense ratio for the New Fund.

Other Benefits

The Board considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies that may result as the New Fund’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in the New Fund’s advisory fee rate as assets of the New Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the New Fund by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the New Fund from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the New Fund grows in size and assess whether fee breakpoints may be warranted.

The Board, including the Independent Trustees voting separately, approved the Agreement for the New Fund after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the New Fund were appropriate; (b) the Adviser’s unitary fee for the New Fund, considered in relation to services expected to be provided, and in relation to fees charged to comparable funds, was fair and reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions.

Approval of CBRE Clarion Securities LLC Sub-Advisory Agreement

At an in-person meeting held prior to June 30, 2015, the Board also considered the approval of the Sub-Advisory Agreement (the “Clarion Sub-Advisory Agreement”) between the Adviser and CBRE Clarion Securities LLC (“Clarion”) with respect to the State Street Clarion Global Infrastructure & MLP Portfolio (the “Clarion Portfolio”), a series of the SSGA Active Trust. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Clarion Sub-Advisory Agreement.

50

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

OTHER INFORMATION (continued)

June 30, 2015 (Unaudited)

In evaluating the Clarion Sub-Advisory Agreement, the Board drew on materials provided to them by Clarion and the Adviser. In deciding whether to approve the Clarion Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by Clarion with respect to the Clarion Portfolio under the Clarion Sub-Advisory Agreement; and (ii) investment performance of other actively managed mandates managed by Clarion. The Board was apprised of the portion of the advisory fee that the Adviser would pay to Clarion under the Clarion Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Clarion Portfolio.

The Board considered the background and experience of Clarion’s senior management and in particular Clarion’s experience in investing in infrastructure companies. The Board noted that Clarion would bring significant actively managed experience to bear in managing the Clarion Portfolio. The Board noted that Clarion has extensive experience in managing securities of infrastructure companies and reviewed Clarion’s assets under management in similar portfolios of securities.

The Board, including the Independent Trustees voting separately, approved the Clarion Sub-Advisory Agreement for the Clarion Portfolio after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Clarion Agreement were as follows: (a) the nature and extent of the services expected to be provided by Clarion with respect to the Clarion Portfolio were adequate and appropriate; and (b) Clarion’s experience in managing securities of infrastructure companies is extensive; (c) Clarion’s fees for the Clarion Portfolio and the unitary fee, considered in relation to the services expected to be provided, were fair and reasonable; (d) any additional potential benefits to Clarion were not of a magnitude to materially affect the Board’s conclusions; and (e) fees expected to be paid to Clarion were expected to share economies of scale with the Clarion Portfolio by way of the relatively low fee structure of the Trusts.

51

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

TRUSTEES AND OFFICERS INFORMATION

June 30, 2015 (Unaudited)

TRUSTEES

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees
FRANK NESVET c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Chief Executive Officer, Libra Group, Inc. (a financial services consulting company) (1998-present).	192	SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee).
DAVID M. KELLY c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Retired.	192	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired); SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee).
BONNY EUGENIA BOATMAN c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	192	SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee).
DWIGHT D. CHURCHILL c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	192	SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee); Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	192	The Motley Fool Funds Trust (Trustee); SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee).

52

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

TRUSTEES AND OFFICERS INFORMATION (continued)

June 30, 2015 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Senior Managing Director and Principal, State Street Global Advisors (2006-present); President, SSGA Funds Management, Inc. (2005-2012).	256

SPDR Index

Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee); Select Sector SPDR Trust (Trustee); State Street Master Funds (Trustee); and State Street Institutional Investment Trust (Trustee).

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser.

OFFICERS

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President; Assistant Treasurer	Term: Unlimited Served: since August 2012; Term: Unlimited Served: since April 2015	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014-present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005-present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since March 2011	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2008-present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (2005-2008).
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Vice President and Managing Counsel, State Street Global Advisors (2011-present); Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2006-2011).

53

SSGA Active Trust

State Street Clarion Global Infrastructure & MLP Portfolio

TRUSTEES AND OFFICERS INFORMATION (continued)

June 30, 2015 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
CHRISTOPHER A. MADDEN State Street Bank and Trust Company One Hundred Huntington Avenue, CPH0326 Boston, MA 02116 1967	Secretary	Term: Unlimited Served: since August 2013	Vice President and Senior Counsel, State Street Bank and Trust Company (2013-present); Counsel, Atlantic Fund Services (2009-2013); Vice President, Citigroup Fund Services, LLC (2005-2009).*
PATRICIA A. MORISETTE State Street Bank and Trust Company One Hundred Huntington Avenue, CPH0326 Boston, MA 02116 1973	Assistant Secretary	Term: Unlimited Served: since February 2015	Vice President and Counsel, State Street Bank and Trust Company (2014-present); Assistant Vice President and Counsel, John Hancock Financial Services (2011-2013); Independent legal consultant (2009-2011); Associate, Bingham McCutchen LLP (2003-2009).*,**
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Treasurer	Term: Unlimited Served: since March 2011	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer	Term: Unlimited Served: since November 2013

Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global

Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**	Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

54

SSGA Active Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Ann Carpenter, Vice President and Assistant Treasurer

Michael P. Riley, Vice President

Joshua A. Weinberg, Chief Legal Officer

Chad C. Hallett, Treasurer

Christopher A. Madden, Secretary

Patricia A. Morisette, Assistant Secretary

Brian Harris, Chief Compliance Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Markets, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

2020 K Street, NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian, transfer agent and shareholder servicing agent and pays SSGA Funds Management, Inc. for investment advisory services.

Before investing, consider the funds’ investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-800-997-7327 or visit www.SSGAfunds.com. Read it carefully.

Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssgafunds.com Please read the prospectus carefully before you invest.

Not FDIC Insured — No Bank Guarantee — May Lose Value	© 2015 State Street Corporation — All Rights Reserved IBG-16220

Annual Report

31 December 2015

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Annual Report

December 31, 2015

State Street Clarion Global Real Estate Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The State Street Clarion Global Real Estate Income Fund (the “Fund”) seeks total return with an emphasis on income. The Fund is benchmarked to the FTSE EPRA/NAREIT Developed Rental Index (the “Index”).

For the 12-month period ended December 31, 2015 (the “Reporting Period”), the total return for Class I of the Fund was 0.10%, and the total return for the Index was 0.98%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged, and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Global real estate stocks generated modestly positive returns in 2015, outperforming equities and bonds in most markets. Solid fundamentals and stable earnings growth continued to attract investors to real estate securities, particularly in Continental Europe, the United Kingdom and Australia. However, the overall sector performance fell short of our expectations set out at the start of the year as fears of rising interest rates, geopolitical concerns, and slowing global economic growth weighed on investors’ confidence.

The Fund underperformed the Index during the Reporting Period. Detractors from the Fund’s performance included stock selection in the U.K., as London office positions were challenged despite improving fundamentals, stock selection in Continental Europe, and stock selection in Hong Kong, where Fund holdings suffered from Chinese economic weakness, which indirectly impacted property companies in nations with strong economic ties to China. Positioning in the Americas, in terms of both security selection and weighting versus the Index, contributed positively to relative performance. An underweight allocation to Canada generated meaningful alpha as it was the worst performing market during the Reporting Period. In the U.S., key positive contributors to relative performance included high conviction positioning in apartment companies due to their healthy fundamentals, outperforming mall holdings and a meaningful underweight position in the underperforming healthcare sector. Asset allocation was favorable in Asia-Pacific, which was largely the result of an underweight allocation to Singapore, the second worst performing market during the year.

The top positive contributors to the Fund’s relative performance were Equity Residential, RioCan REIT and QTS Realty Trust, Inc. An overweight position in outperforming Equity Residential, an S&P 500 company focused on the acquisition, development and management of high-quality apartment properties in top U.S. growth markets, benefited the Fund as U.S. apartment fundamentals continue to accelerate, particularly in coastal markets with limited new supply and high demand. A timely exit of RioCan REIT, a Canadian retail REIT, added to relative value as the stock declined significantly in the Index versus a positive total return in the Fund. A position in QTS Realty contributed positively to relative results due to strong performance. Given the sharp underperformance in the technology real estate (data centers) sector despite strong demand drivers, the Fund added small-cap QTS Realty Trust during the year, and it delivered a significantly positive total return.

The top negative contributors to the Fund’s relative performance were Extra Space Storage, Host Hotels & Resorts, Inc. and LaSalle Hotel Properties. The Fund was underweight Extra Space Storage, the second-largest owner of self-storage, which trades at a hefty premium to its peers.

We feel this premium is unwarranted and driven by the market’s overly optimistic growth prospects. An overweight position in underperforming Host Hotels, a $23 billion hotel REIT concentrated in branded full-service assets, and LaSalle Hotel Properties, a hotel REIT with a $6.3 billion portfolio concentrated

1

State Street Clarion Global Real Estate Income Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — (continued)

in independently branded urban hotels, detracted from relative results as the uninspiring macro-economic environment caused stock weakness in the shortest duration and most economically sensitive hotel property sector during the Reporting Period.

The Fund did not invest in derivatives during the Reporting Period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions, and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2

State Street Clarion Global Real Estate Income Fund

Class I

Growth of a $10,000 Investment (a)

Investment Performance (a)

as of December 31, 2015

	Total Return One Year Ended December 31, 2015	Total Return Average Annual Inception to Date December 31, 2015

State Street Clarion Global Real Estate Income Fund Class A	-0.22%	5.88%

State Street Clarion Global Real Estate Income Fund Class I	0.10%	6.14%

FTSE EPRA/NAREIT Developed Rental Index(b)	0.98%	7.90%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

(b)

The FTSE EPRA/NAREIT Developed Rental Index is designed to measure the stock performance of companies engaged in specific Rental real-estate activities in North America, Europe and Asia. A company is included in the FTSE EPRA/NAREIT Developed Rental Index if its rental revenue from investment properties is greater than or equal to 70% of total revenue. Relevant real-estate activities are defined as the ownership, disposal and development of income producing real estate.

3

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2015
Common Stocks	99.6%
Short-Term Investment	1.0
Liabilities in Excess of Other Assets	(0.6)%
Total	100.0%

Top Five Sectors (excluding short-term investment)*	December 31, 2015
REITS-Diversified	20.4%
REITS-Office Property	14.2
REITS-Apartments	13.3
REITS-Shopping Centers	11.2
REITS-Regional Malls	10.9
Total	70.0%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

See accompanying notes to financial statements.

4

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Schedule of Investments

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – 99.6%
AUSTRALIA – 6.2%
GPT Group REIT(a)	17,621	$60,929
Investa Office Fund REIT(a)	19,262	55,671
Mirvac Group REIT(a)	18,984	27,134
Vicinity Centres(a)	31,048	62,887
Westfield Corp. REIT(a)	15,852	108,888

		315,509

FRANCE – 6.2%
Gecina SA(a)	377	45,813
Klepierre REIT(a)	2,597	115,388
Unibail-Rodamco SE REIT	604	153,796

		314,997

GERMANY – 3.2%
Deutsche EuroShop AG(a)	1,399	61,257
LEG Immobilien AG(a)(b)	1,236	100,693

		161,950

HONG KONG – 1.4%
Cheung Kong Property Holdings, Ltd.(a)	7,500	48,854
Link REIT(a)	3,900	23,326

		72,180

JAPAN – 6.6%
Fukuoka Corp. REIT(a)	23	39,716
GLP J - REIT(a)	31	29,974
Invincible Investment Corp.(a)	5	2,902
Japan Retail Fund Investment Corp. REIT(a)	37	71,124
Kenedix Office Investment Corp. REIT(a)	17	79,409
Mitsui Fudosan Co., Ltd.(a)	2,000	50,154
Nippon Prologis, Inc. REIT(a)	34	61,453

		334,732

NETHERLANDS – 0.9%
Eurocommercial Properties NV(a)	1,050	45,342

SPAIN – 0.8%
Hispania Activos Inmobiliarios SA(a)(b)	2,922	41,537

SWEDEN – 0.7%
Hufvudstaden AB Class A(a)	2,368	33,519

UNITED KINGDOM – 7.9%
British Land Co. PLC REIT(a)	13,538	156,614
Great Portland Estates PLC REIT(a)	7,312	89,104

See accompanying notes to financial statements.

5

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
UNITED KINGDOM – (continued)
Hammerson PLC REIT(a)	4,550	$40,215
Land Securities Group PLC(a)	5,007	86,779
ST Modwen Properties PLC(a)	3,991	24,415

		397,127

UNITED STATES – 65.7%
Alexandria Real Estate Equities, Inc. REIT	1,100	99,396
AvalonBay Communities, Inc. REIT	1,000	184,130
Boston Properties, Inc. REIT	1,100	140,294
CubeSmart REIT	1,700	52,054
DCT Industrial Trust, Inc. REIT	1,000	37,370
DDR Corp. REIT	5,600	94,304
Digital Realty Trust, Inc.	1,100	83,182
Douglas Emmett, Inc. REIT	1,300	40,534
Equity Residential REIT	3,400	277,406
Essex Property Trust, Inc. REIT	375	89,779
General Growth Properties, Inc. REIT	7,000	190,470
Healthcare Realty Trust, Inc. REIT	1,800	50,976
Host Hotels & Resorts, Inc. REIT	7,100	108,914
Kilroy Realty Corp. REIT	1,600	101,248
Kimco Realty Corp. REIT	4,600	121,716
LaSalle Hotel Properties REIT	2,400	60,384
Liberty Property Trust REIT	2,000	62,100
Paramount Group, Inc. REIT	2,700	48,870
Post Properties, Inc. REIT	738	43,660
Prologis, Inc. REIT	4,000	171,680
Public Storage, Inc. REIT	800	198,160
QTS Realty Trust, Inc. Class A REIT	719	32,434
Simon Property Group, Inc. REIT	1,850	359,714
SL Green Realty Corp. REIT	1,200	135,576
Spirit Realty Capital, Inc. REIT	7,800	78,156
Sunstone Hotel Investors, Inc. REIT	3,900	48,711
UDR, Inc. REIT	1,920	72,134
Vornado Realty Trust REIT	1,300	129,948
Welltower, Inc.	3,000	204,090

		3,317,390

TOTAL COMMON STOCKS (Cost $4,947,003)		5,034,283

See accompanying notes to financial statements.

6

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

SHORT-TERM INVESTMENT – 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23%(c)(d) (Cost $49,258)	49,258	$49,258

TOTAL INVESTMENTS – 100.6%(e) (Cost $4,996,261)		5,083,541
LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(32,123)

NET ASSETS – 100.0%		$5,051,418

(a)

Security is fair valued at year end by applying factors provided by independent third party in accordance with the Fund’s valuation policy and procedures. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods results in the investments being classified within Level 2 of the fair value hierarchy. Total market value of such securities represent $862,697 and 17.1% of net assets of the Fund at December 31, 2015.

(b)	Non-income producing security

(c)	The rate shown is the annualized seven-day yield at December 31, 2015.

(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 4).

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

7

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Statement of Assets and Liabilities

December 31, 2015

Assets
Investments in securities of unaffiliated issuers, at value (Note 2)	$5,034,283
Investments in securities of non-controlled affiliated issuer, at value (Notes 2 and 4)	49,258

Total Investments	5,083,541
Cash	4,767
Foreign currency, at value	1,015
Receivable for investments sold	6,405
Dividends receivable from unaffiliated issuers	29,689
Dividends receivable from non-controlled affiliated issuers	2
Receivable for foreign taxes recoverable	2,431
Receivable from Adviser (Note 4)	14,099
Prepaid expenses and other assets	3,081

Total assets	5,145,030

Liabilities
Payable for investments purchased	14,663
Advisory fees payable (Note 4)	3,689
Custodian fees payable (Note 4)	14,007
Professional fees payable	43,391
Registration and filing fees payable	6,891
Sub-Transfer Agent fees payable (Note 4)	2,379
Administration fees payable (Note 4)	1,216
Transfer agent fees payable	572
Distribution fees payable (Note 4)	385
Printing fees payable	6,143
Accrued expenses and other liabilities	276

Total liabilities	93,612

Net Assets	$5,051,418

Net Assets Consist of:
Paid-in capital	$4,992,270
Distributions in excess of net investment income	(10,249)
Accumulated net realized loss on investments and foreign currency transactions	(21,698)
Net unrealized appreciation (depreciation) on investments and foreign currency	91,095

Net Assets	$5,051,418

See accompanying notes to financial statements.

8

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Statement of Assets and Liabilities — (continued)

December 31, 2015

Class A
Net Assets	$2,525,658
Shares of beneficial interest outstanding	250,000

Offering, net asset value, and redemption price per share	$10.10

Maximum Sales Charge	5.25%
Maximum offering price per share	$10.66

Class I
Net Assets	$2,525,760
Shares of beneficial interest outstanding	250,000

Offering, net asset value, and redemption price per share	$10.10

Investments in securities of unaffiliated issuers, at cost	4,947,003
Investments in securities of affiliated issuers, at cost	49,258

Investments in securities, at cost	4,996,261

Foreign currency, at cost	1,015

See accompanying notes to financial statements.

9

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Statement of Operations

Year Ended December 31, 2015

Income
Dividend income – unaffiliated issuers (net of foreign taxes withheld of $8,890)	$159,228
Dividend income – non-controlled affiliated issuer (Note 4)	44

Total investment income	159,272

Expenses
Advisory fees (Note 4)	44,893
Administration fees (Note 4)	1,503
Custodian fees (Note 4)	38,091
Distribution fees (Note 4)
Class A	6,601
Trustees’ fees and expenses (Note 5)	15,339
Registration and filing fees	35,204
Professional fees	57,347
Transfer agent fees (Note 4)	20,505
Printing fees	20,984
Miscellaneous expenses	1,619

Total expenses	242,086
Less: Expenses waived/reimbursed by the Adviser (Note 4)	(179,971)

Net expenses	62,115

Net Investment Income	$97,157

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	115,590
Foreign currency transactions	(2,190)

Net realized gain (loss)	113,400

Change in unrealized appreciation (depreciation) on:
Investments	(226,779)
Foreign currency translations	3,862

Net change in unrealized appreciation (depreciation)	(222,917)

Net realized and unrealized loss	(139,993)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(12,360)

See accompanying notes to financial statements.

10

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Period from 10/9/14* to 12/31/14
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$97,157	$22,471
Net realized gain (loss) on investments and foreign currency transactions	113,400	38,995
Change in net unrealized appreciation (depreciation) on investments and foreign currency translations	(222,917)	314,012

Net increase (decrease) in net assets from operations	(12,360)	375,478

Distributions to Shareholders from:
Net investment income
Class A	(57,025)	(26,325)
Class I	(63,075)	(28,175)

Total distributions from net investment income	(120,100)	(54,500)

Net realized gain on investments
Class A	(66,875)	(1,675)
Class I	(66,875)	(1,675)

Total distributions from net realized gain on investments	(133,750)	(3,350)

Total distributions	(253,850)	(57,850)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Shares sold	–	2,500,000

Class I
Shares sold	–	2,500,000

Net increase from capital share transactions	–	5,000,000

Net Increase (Decrease) in Net Assets	(266,210)	5,317,628
Net Assets
Beginning of period	5,317,628	–

End of period	$5,051,418	$5,317,628

Distributions in excess of net investment income	$(10,249)	$(22,764)

Changes in Shares:
Class A
Shares sold	–	250,000

Class I
Shares sold	–	250,000

*	Commencement of operations

See accompanying notes to financial statements.

11

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Financial Highlights

Selected data for a Class A Share of beneficial interest outstanding throughout each year is presented below:

	Year Ended 12/31/15	Period from 10/9/14*-12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.64	$10.00

Investment Operations:
Net investment income(a)	0.18	0.04
Net realized and unrealized gain (loss) on investments	(0.22)	0.72

Total from investment operations	(0.04)	0.76

Less Distributions From:
Net investment income	(0.23)	(0.11)
Net realized gain	(0.27)	(0.01)

Total distributions	(0.50)	(0.12)

Net increase (decrease) in net assets	(0.54)	0.64

Net Asset Value, End of Period	$10.10	$10.64

Total Return(b)	(0.32)%	7.52	%(c)
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$2,526	$2,659
Ratios to average net assets:
Expenses before waiver and payments by affiliates	4.71%	6.51	%(d)
Expenses net of waivers and payments by affiliates	1.30%	1.50	%(d)
Net investment income	1.74%	1.76	%(d)
Portfolio turnover rate	93%	11	%(c)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes to financial statements.

12

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Financial Highlights

Selected data for a Class I Share of beneficial interest outstanding throughout each year is presented below:

	Year Ended 12/31/15	Period from 10/9/14*-12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.63	$10.00

Investment Operations:
Net investment income (loss)(a)	0.20	0.05
Net realized and unrealized gain (loss) on investments	(0.21)	0.70

Total from investment operations	(0.01)	0.75

Less Distributions From:
Net investment income	(0.25)	(0.11)
Net realized gains	(0.27)	(0.01)

Total distributions	(0.52)	(0.12)

Net increase (decrease) in net assets	(0.53)	0.63

Net Asset Value, End of Period	$10.10	$10.63

Total Return(b)	0.01%	7.49	%(c)
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$2,526	$2,659
Ratios to average net assets:
Expenses before waiver and payments by affiliates	4.46%	6.26	%(d)
Expenses net of waivers and payments by affiliates	1.05%	1.25	%(d)
Net investment income	1.93%	2.01	%(d)
Portfolio turnover rate	93%	11	%(c)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes to financial statements.

13

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements

December 31, 2015

1.	Organization

State Street Institutional Investment Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company, and was organized as a Massachusetts business trust on February 16, 2000. The Trust consists of forty-five (45) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. Information presented in these financial statements pertains only to the State Street Clarion Global Real Estate Income Fund (the “Fund”). The Fund has registered Class A, Class C, Class I and Class K Shares. The Fund’s Class C and Class K were not operational at December 31, 2015.

Fund	Classes	Commencement of Operations:
State Street Clarion Global Real Estate Income Fund	Class A	October 9, 2014
State Street Clarion Global Real Estate Income Fund	Class I	October 9, 2014

The Fund is authorized to issue an unlimited number of shares, with no par value.

The investment objective of the Fund is to seek total return with an emphasis on income. Class A shares of the Fund are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a 5.25% sales charge (as a percentage of offering price) and may be subject to a 1% CDSC if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I shares are sold without a sales charge and only to certain eligible investors.

The Fund is classified as a diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial ServicesInvestment Companies (“ASC 946”).

Security Valuation

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the

14

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements — (continued)

December 31, 2015

Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments. Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including registered investment companies) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with their procedures to stabilize net asset value.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

The Fund values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the

15

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements — (continued)

December 31, 2015

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market– corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the year ended December 31, 2015.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2015.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
INVESTMENTS:
Common Stocks	$3,471,186	$1,563,097	$–	$5,034,283
Short-Term Investment	49,258	–	–	49,258

TOTAL INVESTMENTS	$3,520,444	$1,563,097	$–	$5,083,541

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are received as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Fund may invest in Real Estate Investment Trusts (REITs). REITs determine the tax characterization of their distributions annually and may characterize a portion of their distributions as income, return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate to return of capital or capital gain distributions at year end based on information provided by the REITs and management’s estimates of such re-designations for which actual information has not been reported. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions are determined using the identified cost method.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific fund, are applied to that fund within the Trust. Trustees’ fees and other expenses which can not be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the funds. Class specific fees and expenses are borne by each class.

16

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements — (continued)

December 31, 2015

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates deemed appropriate pursuant to the valuation policy and procedures at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The Fund does not isolate the effect of fluctuations in foreign exchange from the effect of fluctuations in the market price of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable.

Foreign taxes payable or deferred as of December 31, 2015, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions

Dividends from net investment income are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Federal Income Tax

The Fund has qualified and intends to continue to qualify for and elect treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gain distributions, if any, are determined in accordance with income tax regulation which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for foreign currency, passive foreign investment companies and return of capital distributions.

Additionally, based on the SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the Fund invests, the Fund will provide for foreign taxes and, where appropriate, deferred foreign taxes.

17

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements — (continued)

December 31, 2015

SSGA FM has reviewed the Fund’s tax positions for the open tax years as of December 31, 2015, and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior fiscal year, as applicable, remains subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2015, the Fund had no capital loss carryforwards.

For the year ended December 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:

Paid-In Capital	Accumulated Gain (Loss)	Undistributed Net Investment Income (Loss)
$(7,730)	$(27,728)	$35,458

These differences were primarily attributable to distribution redesignations. Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions paid to shareholders during the year ended December 31, 2015, was as follows:

Ordinary Income	Long-Term Capital Gain	Tax Return of Capital	Total
$224,930	$21,190	7,730	$253,850

The tax character of distributions paid to shareholders during the period ended December 31, 2014, was as follows:

Ordinary Income	Long-Term Capital Gain	Tax Return of Capital	Total
$57,400	$450	$–	$57,850

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Post October Capital Loss Deferrals	Unrealized Appreciation (Depreciation)	Total
$(18,411)	$77,559	$59,148

At December 31, 2015, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purpose were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$5,005,914	$254,929	$(177,302)	$77,627

18

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements — (continued)

December 31, 2015

3.	Investment Transactions

Purchases and sales of investments (excluding short-term securities) for the year ended December 31, 2015 were $4,856,886 and $4,964,219, respectively.

4.	Fees and Compensation paid to Affiliates and other Related Party Transactions

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.85% of its average daily net assets.

The Adviser has entered into a sub-advisory agreement with the CBRE Clarion Securities LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser will be responsible for the day-to-day management of any assets of the Fund. The Sub-Adviser receives fees from the Adviser for its services provided to the Fund.

The Adviser is contractually obligated until April 30, 2016, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing, and sub- transfer agency fees) exceed 1.05% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2016 except with the approval of the Board. Fees waived and expenses reimbursed by SSGA FM are shown on the Statement of Operations.

Effective June 1, 2015, SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”) serves as sub-administrator and custodian. The Fund pays SSGA FM a fee at the annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. State Street receives fees for its services as custodian and sub-administrator.

Prior to June 1, 2015, State Street served as administrator of the Fund. For it services as the administrator and custodian, the Fund paid State Street an annual fee. The fee was accrued daily and payable monthly, and was calculated as the greater of an asset-based fee or a minimum fee. The minimum fee was calculated by multiplying the minimum per fund fee by the number of funds in the State Street Master Funds Trust plus the number of stand-alone funds in the State Street Institutional Investment Trust to arrive at the total minimum fee. The asset-based fee was calculated at the following rates:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, charges related to compliance and regulatory services.

19

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements — (continued)

December 31, 2015

State Street Global Markets LLC (“SSGM” or the “Distributor”) serves as the distributor of the Fund. SSGM is a wholly owned subsidiary of State Street Corporation. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to Fund shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. Because these fees are paid out of the assets of the Fund attributable to its Class A shares on an ongoing basis, they will increase the cost of the shareholders’ investment and may cost the shareholders more over time than paying other types of sales charges. In addition to payments under the Plan, the Fund may reimburse SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

The Fund also pays a sub-transfer agent fee at an annual rate of up to 0.20% of average daily net assets attributable to Class A and I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

Transactions with Affiliates

Certain investments made by the Fund were securities affiliated with SSGA FM. The Fund invested in the State Street Institutional Liquid Reserves Fund. Transactions in affiliates for the year ending December 31, 2015, were as follows:

Security Description	Number of shares held at 12/31/14	Shares purchased for the year ended 12/31/15	Shares sold for the year ended 12/31/15	Number of shares held at 12/31/15	Value at 12/31/15	Income earned for the year ended 12/31/15
State Street Institutional Liquid Reserves Fund, Premier Class	35,023	986,226	971,991	49,258	$49,258	$44

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Fund does not receive compensation from the Fund for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trusts. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. Trustees’ fees and expenses are allocated among the Trusts and Funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the Funds, subject to a $15,000 minimum per Fund. As of the date of these financial statements, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

20

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements — (continued)

December 31, 2015

The Trust’s officers are compensated by the Adviser and its affiliates.

6.	Concentration Risk

The Fund’s assets may be concentrated in a particular state or geographic area, or in a particular industry, group of industries or sector. Because the Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of investments of a particular state or geographic area, or in a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if the Fund concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

7.	Foreign Investment Risks

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

8.	Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2015, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Clarion Global Real Estate Income Fund	1	100%

9.	Line of Credit

Effective October 15, 2015, certain funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $360 million revolving credit facility provided by a syndication of banks. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the

21

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Notes to Financial Statements — (continued)

December 31, 2015

interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. A Participant may borrow up to a maximum of 33% of its assets or a lower amount as may be set forth in the Fund’s prospectus.

The Fund had no outstanding loans during the year ended December 31, 2015.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of State Street Institutional Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of State Street Clarion Global Real Estate Income Fund (one of the funds constituting State Street Institutional Investment Trust) (the “Fund”) as of December 31, 2015, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Clarion Global Real Estate Income Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2015, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2016

23

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Other Information

December 31, 2015 (Unaudited)

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the six months ended from July 1, 2015 to December 31, 2015.

•

Actual Expenses – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Hypothetical Example for Comparison Purposes – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2015

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period*

Based on Actual Class Return

Class A	$1,000.00	$1,053.47	$6.73

Class I	$1,000.00	$1,054.82	$5.44

Based on Hypothetical (5% return before expenses)

Class A	$1,000.00	$1,018.65	$6.61

Class I	$1,000.00	$1,019.91	$5.35

*	The calculations are based on expenses incurred in the most recent fiscal period of each Class. The Class A Shares and Class I Shares annualized expense ratios for the six months ended December 31, 2015 were 1.30% and 1.05%, respectively. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

24

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Other Information — (continued)

December 31, 2015 (Unaudited)

Tax Information

Dividend Received Deduction

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal period ended December 31, 2015.

Percentage of distributions which qualify for the corporate dividends received deduction:

Fund	Percentage
State Street Clarion Global Real Estate Income Fund	0.00%

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal period ended December 31, 2015, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. These amounts are noted below:

Fund	Amount
State Street Clarion Global Real Estate Income Fund	$43,303

Long Term Capital Gains

Long term capital gains dividends were paid from the following Funds during the year ended December 31, 2015:

Fund	Amount
State Street Clarion Global Real Estate Income Fund	$21,190

General Tax Disclosure

Form 1099-DIV mailed to you in January 2016 will show the tax status of all distributions paid to your account in calendar year 2015.

Please consult a tax adviser for questions about federal or state income tax laws.

25

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Shareholder Requests for Additional Information

December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures and Record

Information regarding the Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

26

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Disclosure of Information about Fund Trustees and Officers

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.
William L. Marshall State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Marshall Financial Group, Inc.

27

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Richard D. Shirk State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present); Chairman (January 2014 – Present).
Rina K. Spence State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 – present).	75

28

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Bruce D. Taber State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75
Douglas T. Williams State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	75

Interested Trustee(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	290	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*

29

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1966	Vice President Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, SSGA Funds Management, Inc. (2008 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc.( June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected: 8/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015 – Present); Senior Manager-Mutual Fund Compliance, ICMA-Retirement Corporation (December 2011 – January 2015); Assistant Vice President, J.P. Morgan (September 2007 – December 2011).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).

30

State Street Institutional Investment Trust

State Street Clarion Global Real Estate Income Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

31

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Investment Sub-Adviser

CBRE Clarion Securities LLC

201 King of Prussia Road, Suite 600

Radnor, PA 19087

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	IBG-18460

Annual Report

31 December 2015

State Street Institutional Investment Trust

State Street Aggregate Bond Index Fund

State Street Global Equity ex-U.S. Index Fund

State Street Small/Mid Cap Equity Index Fund

State Street Aggregate Bond Index Portfolio

State Street Global Equity ex-U.S. Index Portfolio

State Street Small/Mid Cap Equity Index Portfolio

State Street Institutional Investment Trust

Annual Report

December 31, 2015

State Street Aggregate Bond Index Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The State Street Aggregate Bond Index Fund (the “Fund”) normally invests substantially all of its investable assets in the State Street Aggregate Bond Index Portfolio (the “Portfolio”), which seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index, the Barclays U.S. Aggregate Index (the “Index”), that tracks the U.S. dollar denominated investment grade bond market over the long term. As a result, the Fund invests indirectly through the Portfolio.

For the 12-month period ended December 31, 2015 (the “Reporting Period”), the total return for Class K of the Fund was 0.54% and the total return for the Index was 0.55%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged, and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

For the Reporting Period, the Fund underperformed the Index. The fees and expenses of managing the Fund contributed to the Fund’s underperformance in relation to the Index. Security sampling within the Fund aided the performance of the Fund relative to the Index over the Reporting Period.

Over the Reporting Period, markets generally witnessed strong support for safe-haven products such as U.S. Treasuries and securitized products and a rotation out of credit products such as high yield.

The Reporting Period brought on positive total returns for the broader U.S. fixed income market. The positive performance can be attributed to the Index’s exposure to U.S. securitized products (U.S. mortgage-backed securities (“MBS”), asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”)) and U.S. Treasuries. Poor global economic data releases and continued low realized inflation weighed on markets culminating in negative front-end interest rates in Europe. Concerns abroad, mainly in Europe, added to the allure of U.S. bonds as the European Central Bank began to outline details of a bond purchasing, or quantitative easing (“QE”) plan which was officially implemented in March. By mid-2015, investors seemed relatively confident in the QE plan which spurred a large selloff in European bonds and spread to the U.S. At the same time, the threat of a Greek exit from the Eurozone loomed and slowing Chinese growth sparked a selloff in oil and commodities. Towards the end of the summer, investors began focusing on the U.S. Federal Reserve’s (the “Fed’s”) interest rate decision. The Fed held rates steady while signaling the prospect of a December tightening. As the market began to anticipate a December tightening, volatility fell and the yield curve flattened into the end of the Reporting Period.

The Reporting Period proved to be difficult for credit markets, as evidenced in the corporate sector’s negative annual total return and widening option-adjusted spread. Attractive yields and demand led to a record year for investment grade issuance. Swelling balance sheets had investors demanding higher yields as default risks rose and corporate profitability deteriorated. The Non-corporate component of the Index was negatively impacted by turmoil in Emerging Markets and the downgrade of Brazilian debt in September. The securitized component remained resilient, posting positive total returns for the Reporting Period. It was supported by demand for high quality spread products and the Fed’s continuing MBS repurchase program.

The Fund invested in Mortgages To-Be-Announced (“TBAs”) to gain exposure to the MBS portion of the Index during the Reporting Period. These investments neither significantly added nor detracted from Fund performance relative to the Index during the Reporting Period.

State Street Aggregate Bond Index Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE — (continued)

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions, and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

State Street Aggregate Bond Index Fund

Class K

Performance Summary

Growth of a $10,000 Investment (a)

Investment Performance (a)

as of December 31, 2015

	Total Return One Year Ended December 31, 2015	Average Annual Total Return Inception to Date* December 31, 2015

State Street Aggregate Bond Index Fund Class A	0.35%	1.71%

State Street Aggregate Bond Index Fund Class I	0.60%	1.89%

State Street Aggregate Bond Index Fund Class K	0.54%	1.96%

Barclays U.S. Aggregate Index(b)	0.55%	2.04%

*	Inception date is September 19, 2014.

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

(b)

The Barclays U.S. Aggregate Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Inc.)

State Street Global Equity ex-U.S. Index Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The State Street Global Equity ex-U.S. Index Fund (the “Fund”) normally invests substantially all of its investable assets in the State Street Global Equity ex-U.S. Index Portfolio (the Portfolio”), which seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based index of world (ex-U.S.) equity markets over the long term. As a result, this Fund invests indirectly through the Portfolio.

For the 12-month period ended December 31, 2015 (the “Reporting Period”), the total return for Class K of the Fund was –5.94%, and the total return for the MSCI ACWI ex USA Index (the “Index”) was –5.66%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged, and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weight differences between the securities in the Fund and the Index, the Fund’s cash flows and fair value pricing contributed to the difference between the Fund’s performance and that of the Index.

The Fund underperformed the Index during the Reporting Period. The performance of the Fund and Index for the first half of the year was positive despite concerns about a global economic slowdown, disappointing macro data, Chinese Yuan devaluations and uncertainty around the direction the U.S. Federal Reserve (the “Fed”) would take on interest rates. The markets were also weighed down by Volkswagen’s emissions scandal, coordinated Islamic terrorist attacks across four countries and scrutiny by U.S. lawmakers regarding the pricing practices of drug makers. Positive factors like a Greek bailout plan, a nuclear deal with Iran and positive macro and earnings data could not offset the negative factors in the second half of the year. The second half of the year remained volatile with negative returns despite accommodative monetary policy (a Chinese interest rate cut, quantitative easing by the European Central Bank and a gradual pace of rate increases for the Fed). A combination of the negative factors helped push down the performance of both the Index and the Fund for the Reporting Period amid the plunge in oil prices and the terrorist attacks in Paris.

On an individual security level, the top positive contributors to the Fund’s performance were Novo Nordisk A/S (Class B), Tencent Holdings, Ltd., and Anheuser-Busch InBev SA. The top negative contributors to the Fund’s performance were Banco Santander SA, Royal Dutch Shell PLC (Class A), and Glencore PLC.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions, and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

State Street Global Equity ex-U.S. Index Fund

Class K

Performance Summary

Growth of a $10,000 Investment (a)

Investment Performance (a)

as of December 31, 2015

	Total Return One Year Ended December 31, 2015	Average Annual Total Return Inception to Date* December 31, 2015

State Street Global Equity ex-U.S. Index Fund Class A	-6.17%	-10.68%

State Street Global Equity ex-U.S. Index Fund Class I	-5.94%	-10.46%

State Street Global Equity ex-U.S. Index Fund Class K	-5.94%	-10.42%

MSCI ACWI ex USA Index(b)	-5.66%	-9.70%

*	Inception date is September 17, 2014.

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

(b)

The MSCI ACWI ex-USA Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the United States.

State Street Institutional Investment Trust

Statements of Assets and Liabilities

December 31, 2015

	State Street Aggregate Bond Index Fund	State Street Global Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
Assets
Investment in corresponding Portfolio, at value (Note 1)*	$54,344,404	$57,296,961	$4,195,101
Cash	15,057	13,337	7,116
Receivable for fund shares sold	–	4,180	–
Receivable from Adviser (Note 4)	29,221	50,289	401
Prepaid Expenses	3,129	3,122	–

Total assets	54,391,811	57,367,889	4,202,618

Liabilities
Payable for investments purchased	9,337	11,806	1,456
Advisory fees payable (Note 4)	1,381	2,923	106
Custodian fees payable (Note 4)	1,806	1,769	3,091
Professional fees payable	19,559	19,568	14,226
Registration and filing fees payable	16,378	19,878	14,947
Administration fees payable (Note 4)	4,385	4,520	2,260
Transfer agent fees payable	1,900	1,898	630
Sub-Transfer Agent fees payable (Note 4)	975	54	–
Distribution fees payable (Note 4)	43	14	53
Printing fees payable	2,341	2,033	6,490
Accrued expenses and other liabilities	149	152	34,413

Total liabilities	58,254	64,615	77,672

Net Assets	$54,333,557	$57,303,274	$4,124,946

Net Assets Consist of:
Paid-in capital	$55,312,301	$65,173,529	$4,425,061
Undistributed (distributions in excess of) net investment income	–	280	–
Accumulated net realized gain (loss)	93,921	(30,975)	1,218
Net unrealized appreciation (depreciation) on investments	(1,072,665)	(7,839,560)	(301,333)

Net Assets	$54,333,557	$57,303,274	$4,124,946

Class A
Net Assets	$183,908	$42,267	$97,371
Shares of beneficial interest outstanding	18,869	5,000	10,471

Offering, net asset value, and redemption price per share	$9.75	$8.45	$9.30

Maximum Sales Charge	3.75%	4.50%	4.50%
Maximum offering price per share	$10.13	$8.85	$9.74

Class I
Net Assets	$4,508,280	$42,269	$97,372
Shares of beneficial interest outstanding	462,709	5,000	10,471

Offering, net asset value, and redemption price per share	$9.74	$8.45	$9.30

Class K
Net Assets	$49,641,369	$57,218,738	$3,930,203
Shares of beneficial interest outstanding	5,096,647	6,769,397	422,677

Offering, net asset value, and redemption price per share	$9.74	$8.45	$9.30

*Investment in corresponding Portfolio, at cost (Note 1)	55,417,069	65,136,521	4,496,434

See Notes to Financial Statements and Financial Statements of the corresponding Portfolios.

State Street Institutional Investment Trust

Statements of Operations

Year Ended December 31, 2015

	State Street Aggregate Bond Index Fund	State Street Global Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund*
Income
Dividend income from corresponding Portfolio (Note 2)	$990,084	$1,206,997	$25,177

Expenses
Advisory fees (Note 4)	15,237	27,364	479
Administration fees (Note 4)	45,495	42,825	6,858
Distribution fees (Note 4)
Class A	185	116	53
Registration and filing fees	56,922	45,320	38,769
Professional fees	25,700	25,660	15,121
Transfer agent fees (Note 4)	53,176	55,764	8,055
Printing fees	12,829	10,158	7,999
Insurance fees	154	30	–

Total expenses	209,698	207,237	77,334

Less: Expenses waived/reimbursed by the Adviser (Note 4)	(179,024)	(178,231)	(76,482)

Net expenses	30,674	29,006	852

Net Investment Income	959,410	1,177,991	24,325

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment in corresponding Portfolio	773,958	(31,679)	(995)
Capital gain distributions from corresponding Portfolio	615,929	–	5,520
Change in net unrealized appreciation (depreciation) on:
Investment in corresponding Portfolio	(1,696,466)	(4,138,701)	(301,333)

Total realized and unrealized loss	(306,579)	(4,170,380)	(296,808)

Net Increase (Decrease) in Net Assets Resulting from Operations	$652,831	$(2,992,389)	$(272,483)

*	For the period from August 11, 2015 (inception date) to December 31, 2015.

See Notes to Financial Statements and Financial Statements of the corresponding Portfolios.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	State Street Aggregate Bond Index Fund		State Street Global Equity ex-U.S. Index Fund
	For the Year Ended December 31, 2015	For the Period 9/19/14* to 12/31/14	For the Year Ended December 31, 2015	For the Period 9/17/14* to 12/31/14
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$959,410	$229,993	$1,177,991	$241,527
Net realized gain (loss) on investments	1,389,887	155,412	(31,679)	(1,996)
Change in net unrealized appreciation (depreciation) on investments	(1,696,466)	623,801	(4,138,701)	(3,700,859)

Net increase (decrease) in net assets from operations	652,831	1,009,206	(2,992,389)	(3,461,328)

Distributions to Shareholders from:
Net investment income
Class A	(3,397)	(224)	(778)	(212)
Class I	(129,825)	(18,524)	(885)	(246)
Class K	(1,347,561)	(366,853)	(1,173,348)	(241,183)

Total distributions from net investment income	(1,480,783)	(385,601)	(1,175,011)	(241,641)

Net realized gain on investments
Class A	(2,642)	–	–	–
Class I	(64,302)	–	–	–
Class K	(708,038)	–	–	–

Total distributions from net realized gain on investments	(774,982)	–	–	–

Return of capital
Class A	(217)	–	–	–
Class I	(8,278)	–	–	–
Class K	(85,925)	–	–	–

Total return of capital	(94,420)	–	–	–

Total distributions	(2,350,185)	(385,601)	(1,175,011)	(241,641)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Shares sold	136,350	50,000	–	50,000
Reinvestment of distributions	4,126	–	–	–

Net increase from capital share transactions	140,476	50,000	–	50,000

Class I
Shares sold	–	4,450,000	–	50,000
Reinvestment of distributions	200,148	18,266	–	–

Net increase from capital share transactions	200,148	4,468,266	–	50,000

Class K
Shares sold	10,758,828	70,042,895	19,529,351	44,253,803
Reinvestment of distributions	2,141,524	299,560	1,173,348	241,183
Shares redeemed	(32,694,391)	–	(124,042)	–

Net increase (decrease) from capital share transactions	(19,794,039)	70,342,455	20,578,657	44,494,986

Total increase from capital share transactions	(19,453,415)	74,860,721	20,578,657	44,594,986

Net Increase (Decrease) in Net Assets	(21,150,769)	75,484,326	16,411,257	40,892,017
Net Assets
Beginning of year	75,484,326	–	40,892,017	–

End of year	$54,333,557	$75,484,326	$57,303,274	$40,892,017

Undistributed (distributions in excess of) net investment income	$–	$–	$280	$–

See Notes to Financial Statements and Financial Statements of the corresponding Portfolios.

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Aggregate Bond Index Fund		State Street Global Equity ex-U.S. Index Fund
	For the Year Ended December 31, 2015	For the Period 9/19/14* to 12/31/14	For the Year Ended December 31, 2015	For the Period 9/17/14* to 12/31/14
Changes in Shares:
Class A
Shares sold	13,447	5,000	–	5,000
Reinvestment of distributions	422	–	–	–

Net increase in shares	13,869	5,000	–	5,000

Class I
Shares sold	–	440,643	–	5,000
Reinvestment of distributions	20,257	1,809	–	–

Net increase in shares	20,257	442,452	–	5,000

Class K
Shares sold	1,072,582	6,969,737	2,194,817	4,425,380
Reinvestment of distributions	216,970	29,655	137,394	26,102
Shares redeemed	(3,192,297)	–	(14,296)	–

Net increase (decrease) in shares	(1,902,745)	6,999,392	2,317,915	4,451,482

*	Commencement of operations

See Notes to Financial Statements and Financial Statements of the corresponding Portfolios.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

State Street Small/Mid Cap Equity Index Fund
For the Period 8/11/15* to 12/31/15
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$24,325
Net realized gain on investments	4,525
Change in net unrealized appreciation on investments	(301,333)

Net increase (decrease) in net assets from operations	(272,483)

Distributions to Shareholders from:
Net investment income
Class A	(606)
Class I	(658)
Class K	(26,368)

Total distributions from net investment income	(27,632)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Shares sold	100,000

Class I
Shares sold	100,000

Class K
Shares sold	4,198,693
Reinvestment of distributions	26,368

Net increase (decrease) from capital share transactions	4,225,061

Total increase from capital share transactions	4,425,061

Net Increase (Decrease) in Net Assets	4,124,946
Net Assets
Beginning of year	–

End of year	$4,124,946

Undistributed (distributions in excess of) net investment income	$–

Changes in Shares:
Class A
Shares sold	10,471

Class I
Shares sold	10,471

Class K
Shares sold	419,869
Reinvestment of distributions	2,808
Shares redeemed	–

Net increase (decrease) in shares	422,677

*	Inception date

See Notes to Financial Statements and Financial Statements of the corresponding Portfolios.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a Class A Share of beneficial interest outstanding throughout each year is presented below:

	State Street Aggregate Bond Index Fund			State Street Global Equity ex-U.S. Index Fund			State Street Small/Mid Cap Equity Index Fund
	Year Ended 12/31/15	Period from 9/19/14* – 12/31/14		Year Ended 12/31/15	Period from 9/17/14* – 12/31/14		Period from 10/16/15* – 12/31/15
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.14	$10.00		$9.17	$10.00		$10.00

Investment Operations:
Net investment income(a)	0.21	0.02		0.15	0.04		0.05
Net realized and unrealized gain (loss) on investments	(0.18)	0.16		(0.71)	(0.83)		(0.69)

Total from investment operations	0.03	0.18		(0.56)	(0.79)		(0.64)

Less Distributions From:
Net investment income	(0.26)	(0.04)		(0.16)	(0.04)		(0.06)
Net realized gains	(0.14)	–		–	–		–
Return of capital	(0.02)	–		–	–		–

Total distributions	(0.42)	(0.04)		(0.16)	(0.04)		(0.06)

Net increase (decrease) in net assets	(0.39)	0.14		(0.72)	(0.83)		(0.70)

Net Asset Value, End of Period	$9.75	$10.14		$8.45	$9.17		$9.30

Total Return(b)	0.35%	1.85	%(c)	(6.17)%	(7.88	)%(c)	(6.27	)%(c)
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$184	$51		$42	$46		$97
Ratios to average net assets:
Expenses before waiver and payments by affiliates(d)	0.66%	0.91	%(e)	0.70%	1.17	%(e)	5.08	%(e)
Expenses net of waiver and payments by affiliates(d)	0.31%	0.52	%(e)	0.32%	0.60	%(e)	0.30	%(e)
Net investment income	2.11%	0.58	%(e)	1.64%	1.55	%(e)	2.55	%(e)
Portfolio turnover rate(f)	62%	16	%(c)	3%	0	%(c)	8	%(c)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Ratio does not include the expenses of the corresponding Portfolio.

(e)	Annualized.

(f)	Portfolio turnover rate is from the corresponding Portfolio.

See Notes to Financial Statements and Financial Statements of the corresponding Portfolios.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a Class I Share of beneficial interest outstanding throughout each year is presented below:

	State Street Aggregate Bond Index Fund			State Street Global Equity ex-U.S. Index Fund			State Street Small/Mid Cap Equity Index Fund
	Year Ended 12/31/15	Period from 9/19/14* – 12/31/14		Year Ended 12/31/15	Period from 9/17/14* – 12/31/14		Period from 10/16/15* – 12/31/15
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.13	$10.00		$9.17	$10.00		$10.00

Investment Operations:
Net investment income (loss)(a)	0.20	0.08		0.18	0.05		0.06
Net realized and unrealized gain (loss) on investments	(0.14)	0.09		(0.72)	(0.83)		(0.70)

Total from investment operations	0.06	0.17		(0.54)	(0.78)		(0.64)

Less Distributions From:
Net investment income	(0.29)	(0.04)		(0.18)	(0.05)		(0.06)
Net realized gains	(0.14)	–		–	–		–
Return of capital	(0.02)	–		–	–		–

Total distributions	(0.45)	(0.04)		(0.18)	(0.05)		(0.06)

Net increase (decrease) in net assets	(0.39)	0.13		(0.72)	(0.83)		(0.70)

Net Asset Value, End of Period	$9.74	$10.13		$8.45	$9.17		$9.30

Total Return(b)	0.60%	1.82	%(c)	(5.94)%	(7.81	)%(c)	(6.18	)%(c)
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$4,508	$4,484		$42	$46		$97
Ratios to average net assets:
Expenses before waiver and payments by affiliates(d)	0.41%	0.88	%(e)	0.45%	0.92	%(e)	4.83	%(e)
Expenses net of waivers and payments by affiliates(d)	0.06%	0.28	%(e)	0.06%	0.35	%(e)	0.05	%(e)
Net investment income	1.95%	2.91	%(e)	1.89%	1.81	%(e)	2.80	%(e)
Portfolio turnover rate(f)	62%	16	%(c)	3%	0	%(c)	8	%(c)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Ratio does not include the expenses of the corresponding Portfolio.

(e)	Annualized.

(f)	Portfolio turnover rate is from the corresponding Portfolio.

See Notes to Financial Statements and Financial Statements of the corresponding Portfolios.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a Class K Share of beneficial interest outstanding throughout each year is presented below:

	State Street Aggregate Bond Index Fund			State Street Global Equity ex-U.S. Index Fund			State Street Small/Mid Cap Equity Index Fund
	Year Ended 12/31/15	Period from 9/19/14* – 12/31/14		Year Ended 12/31/15	Period from 9/17/14* – 12/31/14		Period from 8/12/15* – 12/31/15
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.14	$10.00		$9.17	$10.00		$10.00

Investment Operations:
Net investment income(a)	0.20	0.04		0.24	0.05		0.06
Net realized and unrealized gain (loss) on investments	(0.15)	0.15		(0.78)	(0.83)		(0.70)

Total from investment operations	0.05	0.19		(0.54)	(0.78)		(0.64)

Less Distributions From:
Net investment income	(0.29)	(0.05)		(0.18)	(0.05)		(0.06)
Net realized gains	(0.14)	–		–	–		–
Return of capital	(0.02)	–		–	–		–

Total distributions	(0.45)	(0.05)		(0.18)	(0.05)		(0.06)

Net increase (decrease) in net assets	(0.40)	0.14		(0.72)	(0.83)		(0.70)

Net Asset Value, End of Period	$9.74	$10.14		$8.45	$9.17		$9.30

Total Return(b)	0.54%	1.97	%(c)	(5.94)%	(7.76	)%(c)	(6.38	)%(c)
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$49,641	$70,950		$57,219	$40,800		$3,930
Ratios to average net assets:
Expenses before waiver and payments by affiliates(d)	0.41%	0.50	%(e)	0.45%	0.73	%(e)	4.71	%(e)
Expenses net of waivers and payments by affiliates(d)	0.06%	0.09	%(e)	0.06%	0.15	%(e)	0.05	%(e)
Net investment income	1.88%	1.33	%(e)	2.59%	2.00	%(e)	1.49	%(e)
Portfolio turnover rate(f)	62%	16	%(c)	3%	0	%(c)	8	%(c)

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

(d)	Ratio does not include the expenses of the corresponding Portfolio.

(e)	Annualized.

(f)	Portfolio turnover rate is from the corresponding Portfolio.

See Notes to Financial Statements and Financial Statements of the corresponding Portfolios.

State Street Aggregate Bond Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2015
U.S. Treasury Obligations	36.0%
U.S. Government Agency Obligations	31.7
Corporate Bonds & Notes	26.7
Foreign Government Obligations	1.8
Mortgage-Backed Securities	1.1
Municipal Bonds & Notes	0.6
Asset-Backed Securities	0.5
Short-Term Investment	15.9
Liabilities in Excess of Other Assets	(14.3)
Total	100.0%

Top Five Sectors (excluding short-term investment)*	December 31, 2015
Banks	5.8%
Oil & Gas	1.9
Electric	1.5
Multi-National	1.4
Telecommunications	1.2
Total	11.8%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to the financial statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments

December 31, 2015

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES – 26.7%
Advertising – 0.1%
Interpublic Group of Cos., Inc. 4.20%, 4/15/2024	$25,000	$24,696
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,116

		49,812

Aerospace & Defense – 0.4%
Boeing Co. 0.95%, 5/15/2018	25,000	24,638
Embraer Netherlands Finance B.V. 5.05%, 6/15/2025	35,000	31,894
L-3 Communications Corp. 4.95%, 2/15/2021	25,000	25,762
Lockheed Martin Corp.:
3.60%, 3/1/2035	50,000	45,035
4.70%, 5/15/2046	35,000	35,852
Northrop Grumman Corp. 4.75%, 6/1/2043	25,000	25,619
Raytheon Co. 3.13%, 10/15/2020	25,000	25,757
United Technologies Corp.:
1.80%, 6/1/2017	25,000	25,128
6.13%, 2/1/2019	25,000	27,830
6.13%, 7/15/2038	50,000	60,867

		328,382

Agriculture – 0.3%
Altria Group, Inc.:
2.63%, 1/14/2020	50,000	49,951
4.00%, 1/31/2024	25,000	25,898
4.50%, 5/2/2043	25,000	23,681
Philip Morris International, Inc.:
1.88%, 1/15/2019	50,000	49,743
4.13%, 3/4/2043	25,000	23,725
4.50%, 3/26/2020	25,000	27,154
Reynolds American, Inc.:
2.30%, 6/12/2018	25,000	25,164
3.75%, 5/20/2023	25,000	24,974
5.70%, 8/15/2035	25,000	27,299

		277,589

Airlines – 0.1%
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	23,546	23,310
Southwest Airlines Co. 2.75%, 11/6/2019	25,000	25,089

		48,399

Auto Manufacturers – 0.5%
American Honda Finance Corp.: Series MTN, 2.25%, 8/15/2019	25,000	25,060
2.45%, 9/24/2020	25,000	24,999
Ford Motor Co. 4.75%, 1/15/2043	50,000	46,959
Ford Motor Credit Co. LLC 6.63%, 8/15/2017	100,000	106,544
General Motors Co. 3.50%, 10/2/2018	25,000	25,245

General Motors Financial Co., Inc.:
3.15%, 1/15/2020	35,000	34,541
3.20%, 7/13/2020	25,000	24,584
4.00%, 1/15/2025	35,000	33,148
Toyota Motor Credit Corp.: Series MTN, 2.10%, 1/17/2019	50,000	50,146
Series GMTN, 2.80%, 7/13/2022	25,000	24,976

		396,202

Auto Parts & Equipment – 0.1%
Delphi Automotive PLC 4.25%, 1/15/2026	25,000	25,046
Johnson Controls, Inc.:
1.40%, 11/2/2017	25,000	24,716
3.63%, 7/2/2024	25,000	24,110

		73,872

Banks – 5.8%
Abbey National Treasury Services PLC 3.05%, 8/23/2018	25,000	25,592
Bank of America Corp.:
Series L, 2.60%, 1/15/2019	50,000	50,174
Series L, 2.65%, 4/1/2019	50,000	50,122
Series L, 3.95%, 4/21/2025	50,000	48,683
Series MTN, 4.00%, 4/1/2024	50,000	51,143
Series MTN, 4.13%, 1/22/2024	25,000	25,812
Series MTN, 4.20%, 8/26/2024	50,000	49,798
Series MTN, 4.25%, 10/22/2026	75,000	74,064
Series MTN, 5.00%, 5/13/2021	50,000	54,274
5.63%, 7/1/2020	50,000	55,419
Bank of Montreal:
1.40%, 4/10/2018	25,000	24,737
Series MTN, 1.45%, 4/9/2018	25,000	24,781
Bank of New York Mellon Corp.:
Series MTN, 2.20%, 3/4/2019	25,000	25,081
Series G, 3.00%, 2/24/2025	100,000	97,834
Bank of Nova Scotia:
1.30%, 7/21/2017	50,000	49,746
2.35%, 10/21/2020	100,000	99,007
BB&T Corp.:
2.25%, 2/1/2019	25,000	25,086
Series MTN, 2.63%, 6/29/2020	50,000	50,196
BNP Paribas SA:
Series MTN, 1.38%, 3/17/2017	25,000	24,959
5.00%, 1/15/2021	25,000	27,567
Capital One Financial Corp.:
2.45%, 4/24/2019	50,000	49,967
6.75%, 9/15/2017	25,000	26,901
Citigroup, Inc.:
1.55%, 8/14/2017	50,000	49,776
2.50%, 9/26/2018	50,000	50,310
2.55%, 4/8/2019	50,000	50,201
3.75%, 6/16/2024	25,000	25,499
4.30%, 11/20/2026	50,000	49,673
4.45%, 9/29/2027	50,000	49,700
5.30%, 5/6/2044	50,000	51,947
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
3.88%, 2/8/2022	50,000	52,349
4.50%, 1/11/2021	50,000	54,449

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES – (continued)
Banks – (continued)
Credit Suisse AG:
5.30%, 8/13/2019	$100,000	$110,166
6.00%, 2/15/2018	25,000	26,864
Deutsche Bank AG:
1.35%, 5/30/2017	25,000	24,832
2.50%, 2/13/2019	25,000	24,962
2.95%, 8/20/2020	50,000	49,955
Fifth Third Bancorp 2.30%, 3/1/2019	50,000	49,696
Goldman Sachs Group, Inc.:
2.55%, 10/23/2019	25,000	24,972
2.63%, 1/31/2019	50,000	50,390
2.90%, 7/19/2018	50,000	50,895
3.50%, 1/23/2025	100,000	98,579
3.63%, 1/22/2023	25,000	25,357
4.00%, 3/3/2024	50,000	51,312
Series MTN, 4.80%, 7/8/2044	50,000	49,463
5.95%, 1/15/2027	50,000	55,673
HSBC Holdings PLC 5.10%, 4/5/2021	50,000	55,457
HSBC USA, Inc. 1.63%, 1/16/2018	100,000	99,403
Huntington Bancshares, Inc. 2.60%, 8/2/2018	50,000	50,151
International Finance Corp.:
1.00%, 4/24/2017	50,000	49,902
1.75%, 9/16/2019	25,000	25,098
JPMorgan Chase & Co.:
Series MTN, 1.35%, 2/15/2017	50,000	49,871
1.63%, 5/15/2018	50,000	49,494
2.35%, 1/28/2019	50,000	50,073
3.38%, 5/1/2023	75,000	73,418
3.88%, 2/1/2024	50,000	51,573
4.85%, 2/1/2044	50,000	53,186
4.95%, 6/1/2045	50,000	49,844
KeyCorp.:
Series MTN, 2.30%, 12/13/2018	25,000	24,947
Series MTN, 2.90%, 9/15/2020	50,000	49,671
KFW:
0.88%, 12/15/2017	75,000	74,477
1.00%, 6/11/2018	25,000	24,759
1.88%, 4/1/2019	25,000	25,208
2.00%, 5/2/2025	100,000	96,278
2.13%, 1/17/2023	100,000	98,891
2.50%, 11/20/2024	50,000	50,222
2.63%, 1/25/2022	50,000	51,322
4.50%, 7/16/2018	75,000	80,755
Landwirtschaftliche Rentenbank:
1.00%, 4/4/2018	50,000	49,620
2.25%, 10/1/2021	50,000	50,289
Morgan Stanley:
2.13%, 4/25/2018	25,000	25,023
Series MTN, 2.20%, 12/7/2018	50,000	49,796
Series GMTN, 2.38%, 7/23/2019	50,000	49,669
2.80%, 6/16/2020	50,000	50,040
3.75%, 2/25/2023	50,000	51,275
3.95%, 4/23/2027	25,000	24,209
Series GMTN, 4.35%, 9/8/2026	50,000	50,100
4.75%, 3/22/2017	50,000	51,789

Oesterreichische Kontrollbank AG:
1.13%, 5/29/2018	50,000	49,654
1.63%, 3/12/2019	25,000	24,996
PNC Financial Services Group, Inc. 3.90%, 4/29/2024	50,000	50,790
PNC Funding Corp. 3.30%, 3/8/2022	50,000	51,178
Royal Bank of Canada:
Series CB8, 1.20%, 9/19/2017	50,000	49,732
Series MTN, 1.50%, 1/16/2018	50,000	49,736
Santander Holdings USA, Inc. 4.50%, 7/17/2025	50,000	50,854
Santander UK Group Holdings PLC 2.88%, 10/16/2020	100,000	99,441
SunTrust Banks, Inc. 2.35%, 11/1/2018	25,000	25,070
Toronto-Dominion Bank:
Series GMTN, 1.13%, 5/2/2017	25,000	24,882
Series GMTN, 2.50%, 12/14/2020	50,000	49,952
US Bancorp:
Series MTN, 2.20%, 4/25/2019	25,000	25,116
Series MTN, 3.60%, 9/11/2024	25,000	25,359
Wells Fargo & Co.:
2.15%, 1/15/2019	25,000	25,058
Series MTN, 3.00%, 1/22/2021	50,000	50,585
Series MTN, 3.55%, 9/29/2025	50,000	50,385
4.13%, 8/15/2023	25,000	25,858
Series GMTN, 4.30%, 7/22/2027	50,000	50,840
4.48%, 1/16/2024	25,000	26,300
5.61%, 1/15/2044	50,000	55,430
Wells Fargo Capital 5.95%, 12/1/2086	25,000	25,238
Westpac Banking Corp.:
1.55%, 5/25/2018	100,000	99,009
2.25%, 1/17/2019	25,000	25,051

		4,834,287

Beverages – 0.5%
Anheuser-Busch InBev Finance, Inc.:
1.13%, 1/27/2017	25,000	24,945
2.15%, 2/1/2019	25,000	24,962
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	50,000	48,019
3.75%, 7/15/2042	50,000	43,316
Coca-Cola Co.:
1.15%, 4/1/2018	25,000	24,876
1.65%, 11/1/2018	25,000	25,170
3.20%, 11/1/2023	25,000	25,688
Diageo Capital PLC:
1.50%, 5/11/2017	25,000	24,989
2.63%, 4/29/2023	25,000	24,185
Dr Pepper Snapple Group, Inc. 2.00%, 1/15/2020	25,000	24,428
PepsiCo, Inc.:
0.95%, 2/22/2017	25,000	24,949
1.85%, 4/30/2020	25,000	24,670

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES – (continued)
Beverages – (continued)
3.60%, 3/1/2024	$25,000	$26,148
4.45%, 4/14/2046	25,000	25,753
4.60%, 7/17/2045	25,000	26,365

		418,463

Biotechnology – 0.4%
Amgen, Inc.:
2.13%, 5/15/2017	50,000	50,333
6.38%, 6/1/2037	50,000	58,318
Biogen, Inc. 2.90%, 9/15/2020	25,000	24,890
Celgene Corp.:
2.88%, 8/15/2020	25,000	24,811
3.63%, 5/15/2024	25,000	24,643
3.88%, 8/15/2025	25,000	24,859
Gilead Sciences, Inc.:
3.65%, 3/1/2026	35,000	35,215
4.40%, 12/1/2021	25,000	26,987
4.50%, 2/1/2045	25,000	24,443
4.75%, 3/1/2046	25,000	25,399

		319,898

Chemicals – 0.5%
Airgas, Inc. 3.05%, 8/1/2020	25,000	25,157
CF Industries, Inc. 3.45%, 6/1/2023	25,000	23,246
Dow Chemical Co.:
3.00%, 11/15/2022	25,000	24,011
4.25%, 11/15/2020	25,000	26,174
4.25%, 10/1/2034	50,000	45,241
Eastman Chemical Co. 3.80%, 3/15/2025	25,000	24,194
Ecolab, Inc. 4.35%, 12/8/2021	25,000	26,612
EI du Pont de Nemours & Co.:
3.63%, 1/15/2021	25,000	25,607
6.00%, 7/15/2018	25,000	27,220
Lubrizol Corp. 8.88%, 2/1/2019	25,000	29,741
LyondellBasell Industries NV 4.63%, 2/26/2055	25,000	20,408
Monsanto Co. 4.70%, 7/15/2064	25,000	19,052
PPG Industries, Inc. 2.30%, 11/15/2019	25,000	24,409
Praxair, Inc.:
3.20%, 1/30/2026	25,000	24,966
3.55%, 11/7/2042	25,000	22,030

		388,068

Commercial Services – 0.1%
Automatic Data Processing, Inc. 2.25%, 9/15/2020	20,000	19,999
Massachusetts Institute of Technology 3.96%, 7/1/2038	50,000	51,758
Western Union Co 3.35%, 5/22/2019	25,000	25,239

		96,996

Diversified Financial Services – 1.2%
Air Lease Corp. 4.25%, 9/15/2024	25,000	24,332
American Express Credit Corp.:
2.13%, 3/18/2019	50,000	49,883
Series GMTN, 2.25%, 8/15/2019	50,000	49,791
Ameriprise Financial, Inc. 3.70%, 10/15/2024	50,000	50,765
Bear Stearns Cos. LLC 6.40%, 10/2/2017	50,000	53,740
BlackRock, Inc. 3.50%, 3/18/2024	25,000	25,618
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	64,033
Discover Financial Services 3.85%, 11/21/2022	50,000	49,474
General Electric Capital Corp.:
2.30%, 1/14/2019	25,000	25,293
3.45%, 5/15/2024	50,000	51,590
4.65%, 10/17/2021	50,000	55,138
5.30%, 2/11/2021	25,000	28,146
Series GMTN, 5.63%, 9/15/2017	50,000	53,563
Series MTN, 5.88%, 1/14/2038	50,000	61,304
HSBC Finance Corp. 6.68%, 1/15/2021	25,000	28,638
Intercontinental Exchange, Inc. 2.75%, 12/1/2020	25,000	24,999
Invesco Finance PLC 3.75%, 1/15/2026	50,000	50,092
National Rural Utilities Cooperative Finance Corp. 4.75%, 4/30/2043(a)	75,000	72,000
Synchrony Financial 1.88%, 8/15/2017	25,000	24,858
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	25,000	27,824
Visa, Inc. 1.20%, 12/14/2017	100,000	99,938

		971,019

Electric – 1.5%
Alabama Power Co. 3.85%, 12/1/2042	75,000	68,639
Appalachian Power Co. 4.40%, 5/15/2044	25,000	23,755
Baltimore Gas & Electric Co. 6.35%, 10/1/2036	50,000	61,844
Berkshire Hathaway Energy Co. 1.10%, 5/15/2017	50,000	49,573
Consolidated Edison Co. of New York, Inc. Series 06-B, 6.20%, 6/15/2036	25,000	29,819
DTE Energy Co. 2.40%, 12/1/2019	25,000	24,722
Duke Energy Carolinas LLC 4.25%, 12/15/2041	50,000	49,688
Duke Energy Corp. 1.63%, 8/15/2017	50,000	49,835
Duke Energy Florida LLC 6.40%, 6/15/2038	50,000	63,338

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES – (continued)
Electric– (continued)
Entergy Corp. 4.00%, 7/15/2022	$50,000	$50,460
Florida Power & Light Co.:
3.25%, 6/1/2024	25,000	25,357
4.05%, 10/1/2044	50,000	49,245
Hydro-Quebec 1.38%, 6/19/2017	50,000	50,114
Midamerican Funding LLC 6.93%, 3/1/2029	50,000	62,091
NiSource Finance Corp. 6.80%, 1/15/2019	25,000	27,970
Oncor Electric Delivery Co. LLC 7.50%, 9/1/2038	50,000	66,667
Pacific Gas & Electric Co.:
3.25%, 6/15/2023	50,000	50,174
6.05%, 3/1/2034	50,000	59,753
PPL Capital Funding, Inc. 3.50%, 12/1/2022	75,000	75,687
Public Service Co. of Colorado 3.20%, 11/15/2020	25,000	25,667
Public Service Electric & Gas Co. 3.65%, 9/1/2042	50,000	45,536
Puget Sound Energy, Inc. 5.80%, 3/15/2040	50,000	60,152
Southern California Edison Co. Series 13-A, 3.90%, 3/15/2043	50,000	47,191
Southwestern Public Service Co. 3.30%, 6/15/2024	50,000	50,154
Virginia Electric & Power Co. 3.45%, 2/15/2024	50,000	50,949
WEC Energy Group, Inc. 3.55%, 6/15/2025	25,000	24,949

		1,243,329

Electrical Components & Equipment – 0.0%(b)
Emerson Electric Co. 2.63%, 2/15/2023	25,000	24,346

Electronics – 0.2%
Corning, Inc. 5.75%, 8/15/2040	25,000	27,005
Honeywell International, Inc. 5.30%, 3/1/2018	25,000	26,976
Thermo Fisher Scientific, Inc.: 1.85%, 1/15/2018	50,000	49,926
4.15%, 2/1/2024	25,000	25,973

		129,880

Environmental Control – 0.1%
Republic Services, Inc. 3.55%, 6/1/2022	25,000	25,563
Waste Management, Inc. 3.50%, 5/15/2024	25,000	25,201

		50,764

Food – 0.5%
ConAgra Foods, Inc. 1.90%, 1/25/2018	25,000	24,638
General Mills, Inc. 2.20%, 10/21/2019	25,000	24,373

Hershey Co. 3.20%, 8/21/2025	25,000	24,885
JM Smucker Co. 2.50%, 3/15/2020	25,000	24,752
Kellogg Co. 4.15%, 11/15/2019	25,000	25,950
Kraft Foods Group, Inc.:
6.13%, 8/23/2018	25,000	27,389
6.88%, 1/26/2039	50,000	59,142
Kraft Heinz Foods Co. 3.95%, 7/15/2025(c)	50,000	50,444
Kroger Co. 3.85%, 8/1/2023	75,000	77,492
Mondelez International, Inc. 4.00%, 2/1/2024	25,000	25,633
Sysco Corp.:
3.75%, 10/1/2025	5,000	5,061
4.85%, 10/1/2045	5,000	5,159
Tyson Foods, Inc. 4.50%, 6/15/2022	25,000	26,562

		401,480

Forest Products & Paper – 0.1%
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	32,329
International Paper Co. 3.65%, 6/15/2024	25,000	24,543

		56,872

Gas – 0.3%
AGL Capital Corp. 5.25%, 8/15/2019	25,000	26,871
Atmos Energy Corp. 4.15%, 1/15/2043	25,000	23,676
CenterPoint Energy, Inc. 6.50%, 5/1/2018	100,000	109,068
Dominion Gas Holdings LLC:
3.60%, 12/15/2024	50,000	49,151
4.80%, 11/1/2043	25,000	23,641
Southern California Gas Co. 3.15%, 9/15/2024	25,000	25,045

		257,452

Hand & Machine Tools – 0.1%
Stanley Black & Decker, Inc. 5.75%, 12/15/2053	50,000	52,500

Health Care Products – 0.4%
Baxter International, Inc. 3.20%, 6/15/2023	25,000	23,923
Becton Dickinson and Co. 2.68%, 12/15/2019	50,000	50,139
Boston Scientific Corp. 2.65%, 10/1/2018	25,000	25,116
Covidien International Finance SA 3.20%, 6/15/2022	50,000	50,350
Danaher Corp. 2.40%, 9/15/2020	25,000	24,966
Medtronic, Inc.:
1.38%, 4/1/2018	25,000	24,890
4.38%, 3/15/2035	25,000	25,242
4.63%, 3/15/2045	25,000	25,710
5.55%, 3/15/2040	25,000	28,563

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES – (continued)
Health Care Products – (continued)
Stryker Corp. 3.38%, 11/1/2025	$25,000	$24,688
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/2025	25,000	24,276

		327,863

Health Care Services – 0.5%
Aetna, Inc.:
2.20%, 3/15/2019	25,000	24,884
4.13%, 11/15/2042	25,000	23,105
Anthem, Inc.:
2.25%, 8/15/2019	50,000	49,142
3.50%, 8/15/2024	25,000	24,406
Cigna Corp. 5.38%, 2/15/2042	50,000	54,836
Howard Hughes Medical Institute 3.50%, 9/1/2023	25,000	25,944
Humana, Inc. 2.63%, 10/1/2019	25,000	24,888
Laboratory Corp. of America Holdings 2.63%, 2/1/2020	25,000	24,594
Memorial Sloan-Kettering Cancer Center 4.13%, 7/1/2052	25,000	23,243
Quest Diagnostics, Inc.:
2.70%, 4/1/2019	25,000	24,922
4.70%, 3/30/2045	25,000	22,712
UnitedHealth Group, Inc.:
1.90%, 7/16/2018	25,000	25,071
2.70%, 7/15/2020	5,000	5,053
2.88%, 3/15/2022	25,000	24,928
3.75%, 7/15/2025	5,000	5,152
4.63%, 7/15/2035	25,000	25,999
4.75%, 7/15/2045	5,000	5,254
6.88%, 2/15/2038	25,000	32,758

		446,891

Holding Companies-Divers – 0.0%(b)
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	25,000	24,374

Household Products – 0.1%
Colgate-Palmolive Co. Series MTN, 1.75%, 3/15/2019	25,000	24,945
Estee Lauder Cos., Inc. 3.70%, 8/15/2042	25,000	22,561
Procter & Gamble Co. 5.80%, 8/15/2034	50,000	60,993

		108,499

Household Products & Wares – 0.0%(b)
Kimberly-Clark Corp. 2.15%, 8/15/2020	25,000	24,792

Insurance – 0.9%
ACE INA Holdings, Inc.:
4.15%, 3/13/2043	25,000	24,128
4.35%, 11/3/2045	25,000	25,332
Aflac, Inc. 2.65%, 2/15/2017	50,000	50,675

Allstate Corp. 5.75%, 8/15/2053(a)	25,000	25,500
American International Group, Inc.:
2.30%, 7/16/2019	25,000	24,772
4.88%, 6/1/2022	50,000	53,932
Aon PLC 4.45%, 5/24/2043	25,000	23,241
Berkshire Hathaway Finance Corp. 1.60%, 5/15/2017	25,000	25,142
Berkshire Hathaway, Inc. 3.00%, 2/11/2023	25,000	25,359
First American Financial Corp. 4.60%, 11/15/2024	25,000	25,043
Hartford Financial Services Group, Inc. 5.13%, 4/15/2022	25,000	27,354
Lincoln National Corp. 6.30%, 10/9/2037	50,000	58,412
Marsh & McLennan Cos., Inc.:
Series MTN, 2.55%, 10/15/2018	25,000	25,212
3.75%, 3/14/2026	25,000	24,945
MetLife, Inc.:
1.76%, 12/15/2017	25,000	25,013
Series D, 4.37%, 9/15/2023	50,000	53,683
Principal Financial Group, Inc. 4.70%, 5/15/2055(a)	25,000	24,875
Progressive Corp. 3.75%, 8/23/2021	50,000	52,595
Prudential Financial, Inc.: Series MTN, 3.50%, 5/15/2024	50,000	50,267
6.63%, 6/21/2040	25,000	30,944
Travelers Cos., Inc. 6.25%, 6/15/2037	25,000	31,420
XLIT, Ltd. 5.50%, 3/31/2045	25,000	23,480

		731,324

Internet – 0.1%
Amazon.com, Inc. 2.50%, 11/29/2022	25,000	24,216
eBay, Inc. 3.45%, 8/1/2024	25,000	23,702

		47,918

Iron/Steel – 0.1%
Nucor Corp. 4.00%, 8/1/2023	25,000	24,242
Vale Overseas, Ltd.:
4.38%, 1/11/2022	25,000	18,937
8.25%, 1/17/2034	25,000	20,094

		63,273

IT Services – 0.6%
Apple, Inc.:
1.05%, 5/5/2017	25,000	25,006
1.55%, 2/7/2020	25,000	24,530
2.40%, 5/3/2023	25,000	24,282
2.85%, 5/6/2021	25,000	25,522
3.85%, 5/4/2043	25,000	23,124
4.38%, 5/13/2045	75,000	75,430

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES – (continued)
IT Services – (continued)
EMC Corp. 1.88%, 6/1/2018	$25,000	$23,256
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018(c)	20,000	19,966
3.60%, 10/15/2020(c)	10,000	10,008
4.90%, 10/15/2025(c)	20,000	19,624
6.20%, 10/15/2035(c)	10,000	9,613
6.35%, 10/15/2045(c)	10,000	9,525
HP, Inc. 4.05%, 9/15/2022	25,000	23,927
International Business Machines Corp.:
2.88%, 11/9/2022	100,000	99,498
3.63%, 2/12/2024	50,000	51,342
5.88%, 11/29/2032	25,000	30,236
Seagate HDD Cayman 4.75%, 6/1/2023	50,000	43,750

		538,639

Lodging – 0.1%
Marriott International, Inc. 2.88%, 3/1/2021	50,000	49,583
Starwood Hotels & Resorts Worldwide, Inc. 3.75%, 3/15/2025	25,000	24,379

		73,962

Machinery, Construction & Mining – 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 1.00%, 3/3/2017	25,000	24,904
Series MTN, 3.75%, 11/24/2023	25,000	25,942
Caterpillar, Inc. 4.75%, 5/15/2064	25,000	23,863

		74,709

Machinery-Diversified – 0.1%
Deere & Co. 2.60%, 6/8/2022	25,000	24,569
John Deere Capital Corp.:
Series MTN, 2.38%, 7/14/2020	25,000	24,919
Series MTN, 3.40%, 9/11/2025	25,000	25,318

		74,806

Media – 1.0%
21st Century Fox America, Inc.:
4.00%, 10/1/2023	25,000	25,746
5.40%, 10/1/2043	25,000	26,105
7.25%, 5/18/2018	25,000	27,897
CBS Corp. 2.30%, 8/15/2019	25,000	24,614
CCO Safari II LLC:
3.58%, 7/23/2020(c)	15,000	14,924
4.91%, 7/23/2025(c)	50,000	49,743
6.48%, 10/23/2045(c)	10,000	10,043
Comcast Corp.:
3.60%, 3/1/2024	25,000	25,903
4.25%, 1/15/2033	50,000	49,520
4.65%, 7/15/2042	25,000	25,538

DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc.:
2.40%, 3/15/2017	25,000	25,213
4.45%, 4/1/2024	25,000	25,633
Discovery Communications LLC 3.25%, 4/1/2023	25,000	22,973
NBCUniversal Media LLC:
5.15%, 4/30/2020	50,000	55,730
6.40%, 4/30/2040	50,000	61,821
Thomson Reuters Corp. 3.85%, 9/29/2024	25,000	24,624
Time Warner Cable, Inc.:
4.00%, 9/1/2021	25,000	25,303
5.50%, 9/1/2041	25,000	22,645
5.88%, 11/15/2040	50,000	47,404
6.75%, 7/1/2018	25,000	27,290
Time Warner, Inc.:
3.55%, 6/1/2024	25,000	24,543
4.65%, 6/1/2044	25,000	23,109
6.50%, 11/15/2036	50,000	57,586
Viacom, Inc.:
2.20%, 4/1/2019	25,000	24,422
4.38%, 3/15/2043	25,000	17,961
4.88%, 6/15/2043	25,000	19,643
Walt Disney Co.:
Series MTN, 1.10%, 12/1/2017	25,000	24,890
Series GMTN, 3.15%, 9/17/2025	25,000	25,259
Series MTN, 5.50%, 3/15/2019	25,000	27,826

		863,908

Metal Fabricate & Hardware – 0.0%(b)
Precision Castparts Corp. 2.50%, 1/15/2023	25,000	24,018

Mining – 0.3%
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	16,664
Barrick North America Finance LLC 4.40%, 5/30/2021	25,000	22,423
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	50,000	49,911
4.13%, 2/24/2042	25,000	20,055
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	25,000	19,500
3.55%, 3/1/2022	25,000	14,500
4.55%, 11/14/2024	25,000	14,375
Newmont Mining Corp. 3.50%, 3/15/2022	25,000	22,308
Rio Tinto Finance USA PLC:
2.25%, 12/14/2018	25,000	24,216
3.50%, 3/22/2022	25,000	23,491
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	50,000	45,351
Southern Copper Corp. 5.88%, 4/23/2045	7,000	5,409

		278,203

Miscellaneous Manufacturer – 0.2%
3M Co. Series MTN, 1.63%, 6/15/2019	25,000	24,812

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES – (continued)
Miscellaneous Manufacturer – (continued)
Eaton Corp. 1.50%, 11/2/2017	$25,000	$24,806
General Electric Co. 4.50%, 3/11/2044	50,000	51,456
Illinois Tool Works, Inc. 1.95%, 3/1/2019	25,000	24,923
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	25,000	27,575
Parker-Hannifin Corp. Series MTN, 3.30%, 11/21/2024	50,000	50,504

		204,076

Multi-National – 1.4%
African Development Bank Series GDIF, 0.88%, 5/15/2017	25,000	24,919
Asian Development Bank:
1.75%, 9/11/2018	50,000	50,453
2.13%, 11/24/2021	75,000	75,073
Council of Europe Development Bank 1.13%, 5/31/2018	25,000	24,853
European Bank for Reconstruction & Development:
1.00%, 9/17/2018	50,000	49,414
1.63%, 11/15/2018	25,000	25,108
European Investment Bank:
0.88%, 4/18/2017	50,000	49,832
1.00%, 6/15/2018	50,000	49,516
1.13%, 8/15/2018	75,000	74,389
1.75%, 6/17/2019	25,000	25,063
1.88%, 3/15/2019	50,000	50,403
1.88%, 2/10/2025	100,000	95,267
2.13%, 10/15/2021	50,000	49,926
2.50%, 4/15/2021	50,000	51,050
2.50%, 10/15/2024	25,000	25,189
Inter-American Development Bank:
1.13%, 8/28/2018	50,000	49,651
1.25%, 1/16/2018	25,000	25,009
1.25%, 10/15/2019	100,000	98,308
1.88%, 6/16/2020	35,000	35,011
2.13%, 11/9/2020	25,000	25,227
International Bank for Reconstruction & Development:
1.00%, 10/5/2018	100,000	98,913
2.13%, 11/1/2020	25,000	25,250
Series GDIF, 2.50%, 11/25/2024	50,000	50,462
Series GDIF, 2.50%, 7/29/2025	50,000	50,344
Series GMTN, 4.75%, 2/15/2035	25,000	30,639

		1,209,269

Office & Business Equipment – 0.0%(b)
Xerox Corp. 2.95%, 3/15/2017	25,000	25,152

Oil & Gas – 1.9%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024	50,000	44,104
6.20%, 3/15/2040	25,000	22,626
Apache Corp. 6.00%, 1/15/2037	50,000	47,317
BP Capital Markets PLC:
1.38%, 5/10/2018	25,000	24,599
1.67%, 2/13/2018	25,000	24,871
2.24%, 5/10/2019	25,000	24,789
3.81%, 2/10/2024	25,000	24,893
Canadian Natural Resources, Ltd.:
3.45%, 11/15/2021	25,000	23,107
3.90%, 2/1/2025	25,000	21,882
Chevron Corp.:
1.72%, 6/24/2018	25,000	24,846
2.42%, 11/17/2020	75,000	74,379
3.19%, 6/24/2023	25,000	25,105
ConocoPhillips Co.:
2.20%, 5/15/2020	50,000	48,271
5.75%, 2/1/2019	25,000	27,086
ConocoPhillips Holding Co. 6.95%, 4/15/2029	50,000	56,636
Continental Resources, Inc. 3.80%, 6/1/2024	25,000	17,500
Devon Energy Corp. 3.25%, 5/15/2022	25,000	21,733
Ecopetrol SA 7.38%, 9/18/2043	50,000	41,625
EOG Resources, Inc. 3.90%, 4/1/2035	25,000	21,991
Exxon Mobil Corp. 1.31%, 3/6/2018	25,000	24,925
Hess Corp. 5.60%, 2/15/2041	25,000	20,707
Marathon Oil Corp. 2.80%, 11/1/2022	25,000	20,109
Marathon Petroleum Corp. 3.63%, 9/15/2024	50,000	47,305
Nexen Energy ULC 5.88%, 3/10/2035	100,000	107,871
Noble Energy, Inc. 5.25%, 11/15/2043	25,000	19,616
Noble Holding International, Ltd. 6.20%, 8/1/2040	25,000	14,750
Occidental Petroleum Corp. Series 1, 4.10%, 2/1/2021	25,000	26,228
Petro-Canada 5.35%, 7/15/2033	25,000	25,370
Petroleos Mexicanos:
2.46%, 12/15/2025	25,000	24,992
3.50%, 7/18/2018	25,000	24,829
3.50%, 1/30/2023	25,000	21,718
4.25%, 1/15/2025(c)	25,000	21,972
5.50%, 6/27/2044(c)	25,000	18,940
6.38%, 1/23/2045	100,000	84,903
Phillips 66 4.30%, 4/1/2022	35,000	36,209
Shell International Finance B.V.:
4.30%, 9/22/2019	25,000	26,682

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES – (continued)
Oil & Gas – (continued)
4.38%, 5/11/2045	$100,000	$93,788
5.50%, 3/25/2040	25,000	27,037
Statoil ASA: 1.95%, 11/8/2018	25,000	24,914
2.65%, 1/15/2024	75,000	70,942
3.70%, 3/1/2024	25,000	25,395
Suncor Energy, Inc. 3.60%, 12/1/2024	25,000	23,492
Total Capital International SA 3.75%, 4/10/2024	25,000	25,345
Total Capital SA 2.13%, 8/10/2018	25,000	25,076
Valero Energy Corp. 6.13%, 2/1/2020	25,000	27,475
XTO Energy, Inc. 6.75%, 8/1/2037	25,000	34,339

		1,562,289

Oil & Gas Services – 0.2%
Baker Hughes, Inc. 3.20%, 8/15/2021	25,000	24,619
Halliburton Co.:
5.00%, 11/15/2045	35,000	34,359
7.45%, 9/15/2039	25,000	30,572
National Oilwell Varco, Inc. 2.60%, 12/1/2022	75,000	65,888

		155,438

Pharmaceuticals – 1.1%
Abbott Laboratories 2.95%, 3/15/2025	25,000	24,650
AbbVie, Inc.:
1.75%, 11/6/2017	25,000	24,954
2.50%, 5/14/2020	25,000	24,672
2.90%, 11/6/2022	25,000	24,248
4.50%, 5/14/2035	50,000	48,797
Actavis Funding SCS:
2.35%, 3/12/2018	25,000	25,029
3.00%, 3/12/2020	25,000	25,028
3.80%, 3/15/2025	25,000	24,892
4.75%, 3/15/2045	25,000	24,533
Actavis, Inc. 1.88%, 10/1/2017	25,000	24,911
AstraZeneca PLC:
3.38%, 11/16/2025	35,000	34,707
4.00%, 9/18/2042	25,000	23,549
Baxalta, Inc.:
2.88%, 6/23/2020(c)	25,000	24,714
4.00%, 6/23/2025(c)	25,000	24,755
Bristol-Myers Squibb Co. 1.75%, 3/1/2019	25,000	24,846
Cardinal Health, Inc. 1.70%, 3/15/2018	25,000	24,772
Eli Lilly & Co. 5.55%, 3/15/2037	25,000	29,902
Express Scripts Holding Co.:
2.25%, 6/15/2019	25,000	24,753
6.13%, 11/15/2041	25,000	28,190

GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	25,000	24,877
4.20%, 3/18/2043	25,000	24,918
Johnson & Johnson:
3.38%, 12/5/2023	25,000	26,517
5.55%, 8/15/2017	25,000	26,749
McKesson Corp. 2.28%, 3/15/2019	25,000	24,910
Merck & Co., Inc.:
2.40%, 9/15/2022	25,000	24,354
3.60%, 9/15/2042	25,000	22,830
3.70%, 2/10/2045	25,000	23,108
Novartis Capital Corp. 3.40%, 5/6/2024	25,000	25,834
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	25,000	27,382
Pfizer, Inc. 3.40%, 5/15/2024	25,000	25,594
Sanofi 4.00%, 3/29/2021	25,000	26,704
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	25,000	24,166
Wyeth LLC:
5.45%, 4/1/2017	50,000	52,575
6.00%, 2/15/2036	25,000	30,040
Zoetis, Inc. 4.70%, 2/1/2043	25,000	21,976

		944,436

Pipelines – 0.6%
Buckeye Partners L.P. 4.88%, 2/1/2021	25,000	23,887
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	25,000	23,836
Energy Transfer Partners L.P.:
4.75%, 1/15/2026	25,000	21,436
5.15%, 2/1/2043	25,000	17,854
6.70%, 7/1/2018	50,000	52,124
Enterprise Products Operating LLC:
4.85%, 3/15/2044	50,000	39,825
Series N, 6.50%, 1/31/2019	25,000	26,981
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	25,000	22,462
5.40%, 9/1/2044	25,000	19,154
Kinder Morgan, Inc.:
3.05%, 12/1/2019	25,000	23,033
5.05%, 2/15/2046	50,000	36,983
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	20,217
Plains All American Pipeline L.P./PAA Finance Corp. 3.60%, 11/1/2024	25,000	20,219
Spectra Energy Partners L.P. 2.95%, 9/25/2018	25,000	24,374
Sunoco Logistics Partners Operations L.P. 5.35%, 5/15/2045	25,000	18,844

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES – (continued)
Pipelines – (continued)
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	$50,000	$47,092
6.35%, 5/15/2067	25,000	18,750
7.63%, 1/15/2039	25,000	31,054
Williams Partners L.P.:
3.90%, 1/15/2025	50,000	37,449
5.25%, 3/15/2020	25,000	23,084

		548,658

Real Estate – 0.1%
Prologis L.P. 3.75%, 11/1/2025	50,000	49,609

Real Estate Investment Trusts – 0.7%
American Tower Corp.:
3.40%, 2/15/2019	25,000	25,482
3.50%, 1/31/2023	50,000	48,484
AvalonBay Communities, Inc. Series GMTN, 2.95%, 9/15/2022	25,000	24,439
Boston Properties L.P. 3.85%, 2/1/2023	25,000	25,489
Brandywine Operating Partnership L.P. 4.10%, 10/1/2024	25,000	24,149
DDR Corp. 3.50%, 1/15/2021	25,000	24,862
Digital Realty Trust L.P. 3.95%, 7/1/2022	25,000	24,737
Duke Realty L.P. 3.88%, 2/15/2021	25,000	25,571
ERP Operating L.P. 2.38%, 7/1/2019	50,000	49,957
HCP, Inc. 2.63%, 2/1/2020	25,000	24,547
Hospitality Properties Trust 4.50%, 6/15/2023	25,000	24,803
Realty Income Corp. 4.13%, 10/15/2026	50,000	49,779
Simon Property Group L.P.:
2.15%, 9/15/2017	25,000	25,222
5.65%, 2/1/2020	25,000	27,959
Tanger Properties L.P. 3.88%, 12/1/2023	25,000	24,830
Ventas Realty L.P./Ventas Capital Corp. 2.00%, 2/15/2018	50,000	49,748
Welltower, Inc. 5.25%, 1/15/2022	50,000	54,208
Weyerhaeuser Co. 4.63%, 9/15/2023	25,000	26,016

		580,282

Retail – 1.0%
AutoNation, Inc. 3.35%, 1/15/2021	25,000	24,942
AutoZone, Inc. 2.50%, 4/15/2021	25,000	24,512
Costco Wholesale Corp. 1.13%, 12/15/2017	25,000	24,891

CVS Health Corp.:
2.80%, 7/20/2020	20,000	20,092
3.38%, 8/12/2024	25,000	24,722
3.88%, 7/20/2025	20,000	20,359
4.00%, 12/5/2023	25,000	25,997
4.88%, 7/20/2035	20,000	20,692
5.13%, 7/20/2045	10,000	10,604
Dollar General Corp. 4.15%, 11/1/2025	25,000	24,709
Home Depot, Inc.:
2.00%, 6/15/2019	25,000	25,162
2.25%, 9/10/2018	25,000	25,481
3.75%, 2/15/2024	25,000	26,530
Kohl’s Corp. 5.55%, 7/17/2045	20,000	18,708
Lowe’s Cos., Inc.:
3.38%, 9/15/2025	25,000	25,343
4.25%, 9/15/2044	25,000	24,916
4.38%, 9/15/2045	25,000	25,603
Macy’s Retail Holdings, Inc. 3.63%, 6/1/2024	25,000	23,025
McDonald’s Corp.:
1.88%, 5/29/2019	25,000	24,596
2.75%, 12/9/2020	25,000	25,022
Series GMTN, 5.80%, 10/15/2017	25,000	26,723
QVC, Inc. 5.45%, 8/15/2034	50,000	42,974
Starbucks Corp. 3.85%, 10/1/2023	25,000	26,546
Target Corp.:
2.30%, 6/26/2019	25,000	25,335
6.00%, 1/15/2018	25,000	27,264
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	25,000	24,860
1.95%, 12/15/2018	25,000	25,270
4.00%, 4/11/2043	25,000	24,310
4.88%, 7/8/2040	50,000	54,012
5.25%, 9/1/2035	25,000	28,525
Walgreen Co. 3.10%, 9/15/2022	25,000	24,079
Walgreens Boots Alliance, Inc. 4.50%, 11/18/2034	25,000	22,854

		818,658

Semiconductors – 0.2%
Applied Materials, Inc. 3.90%, 10/1/2025	25,000	25,028
Intel Corp.:
2.45%, 7/29/2020	50,000	50,431
3.30%, 10/1/2021	25,000	25,820
Lam Research Corp. 2.75%, 3/15/2020	25,000	24,338
QUALCOMM, Inc. 2.25%, 5/20/2020	50,000	49,523
Texas Instruments, Inc. 2.75%, 3/12/2021	25,000	25,058

		200,198

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES – (continued)
Software – 0.5%
Fidelity National Information Services, Inc. 3.88%, 6/5/2024	$25,000	$23,836
Microsoft Corp.:
2.00%, 11/3/2020	50,000	49,884
3.63%, 12/15/2023	25,000	26,411
4.20%, 11/3/2035	65,000	65,859
4.45%, 11/3/2045	25,000	25,790
5.20%, 6/1/2039	50,000	56,439
Oracle Corp.:
2.25%, 10/8/2019	75,000	75,539
2.38%, 1/15/2019	25,000	25,341
2.50%, 5/15/2022	50,000	48,940
2.95%, 5/15/2025	10,000	9,731
3.90%, 5/15/2035	5,000	4,726
4.38%, 5/15/2055	10,000	9,301

		421,797

Sovereign – 0.0%(b)
Svensk Exportkredit AB 1.75%, 5/30/2017	25,000	25,198

Telecommunications – 1.2%
AT&T, Inc.:
1.40%, 12/1/2017	50,000	49,641
2.30%, 3/11/2019	25,000	24,961
3.90%, 3/11/2024	25,000	25,487
4.80%, 6/15/2044	50,000	46,071
6.30%, 1/15/2038	50,000	55,207
BellSouth LLC 6.55%, 6/15/2034	50,000	53,215
Cisco Systems, Inc.:
2.13%, 3/1/2019	25,000	25,171
3.00%, 6/15/2022	25,000	25,432
3.50%, 6/15/2025	25,000	25,761
3.63%, 3/4/2024	25,000	26,133
Motorola Solutions, Inc. 4.00%, 9/1/2024	25,000	21,618
Orange SA 2.75%, 2/6/2019	25,000	25,296
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	32,842
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	100,000	109,551
Verizon Communications, Inc.:
3.50%, 11/1/2024	50,000	49,156
4.27%, 1/15/2036	28,000	25,372
4.50%, 9/15/2020	50,000	53,606
4.52%, 9/15/2048	25,000	22,311
4.86%, 8/21/2046	50,000	47,421
5.05%, 3/15/2034	35,000	34,997
5.15%, 9/15/2023	50,000	54,800
6.40%, 9/15/2033	15,000	17,255
6.40%, 2/15/2038	25,000	28,662
6.55%, 9/15/2043	50,000	59,347
6.90%, 4/15/2038	15,000	18,093
Vodafone Group PLC:
1.50%, 2/19/2018	25,000	24,738
2.95%, 2/19/2023	25,000	23,569
4.38%, 2/19/2043	50,000	40,316

		1,046,029

Toys/Games/Hobbies – 0.0%(b)
Mattel, Inc. 2.35%, 5/6/2019	25,000	24,760

Transportation – 0.4%
Burlington Northern Santa Fe LLC:
3.75%, 4/1/2024	25,000	25,598
4.45%, 3/15/2043	50,000	48,014
4.55%, 9/1/2044	25,000	24,373
Canadian National Railway Co. 2.95%, 11/21/2024	50,000	49,322
Canadian Pacific Railway Co. 4.80%, 9/15/2035	30,000	29,584
CSX Corp. 3.40%, 8/1/2024	25,000	24,750
FedEx Corp.:
4.00%, 1/15/2024	25,000	26,037
4.75%, 11/15/2045	25,000	24,683
Norfolk Southern Corp. 3.00%, 4/1/2022	25,000	24,557
Ryder System, Inc. Series MTN, 2.45%, 9/3/2019	25,000	24,439
Union Pacific Corp. 4.75%, 12/15/2043	25,000	26,718
United Parcel Service, Inc. 2.45%, 10/1/2022	25,000	24,684

		352,759

Trucking & Leasing – 0.1%
GATX Corp. 2.50%, 3/15/2019	50,000	49,164

Water – 0.0%(b)
American Water Capital Corp. 3.40%, 3/1/2025	25,000	24,949

TOTAL CORPORATE BONDS & NOTES (Cost $22,967,938)		22,365,510

FOREIGN GOVERNMENT OBLIGATIONS – 1.8%
Canada Government International Bond:
1.13%, 3/19/2018	75,000	74,805
1.63%, 2/27/2019	50,000	50,192
Export-Import Bank of Korea 5.13%, 6/29/2020	100,000	110,971
Mexico Government International Bond:
3.50%, 1/21/2021	100,000	101,714
3.63%, 3/15/2022	100,000	100,601
4.75%, 3/8/2044	50,000	45,791
6.05%, 1/11/2040	30,000	32,950
Panama Government International Bond 6.70%, 1/26/2036	50,000	60,190
Peruvian Government International Bond 5.63%, 11/18/2050	50,000	51,356
Philippine Government International Bond 7.75%, 1/14/2031	100,000	140,750
Poland Government International Bond 5.00%, 3/23/2022	50,000	55,450

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Province of British Columbia Canada 2.65%, 9/22/2021	$50,000	$51,073
Province of Manitoba Canada 1.13%, 6/1/2018	25,000	24,770
Province of Nova Scotia Canada 5.13%, 1/26/2017	25,000	26,017
Province of Ontario Canada:
1.10%, 10/25/2017	50,000	49,769
2.50%, 9/10/2021	25,000	25,003
4.40%, 4/14/2020	50,000	54,616
Province of Quebec Canada:
2.63%, 2/13/2023	50,000	49,673
2.75%, 8/25/2021	50,000	50,686
South Africa Government International Bond 6.88%, 5/27/2019	100,000	107,270
Turkey Government International Bond:
6.75%, 4/3/2018	100,000	107,502
6.88%, 3/17/2036	50,000	56,125
Uruguay Government International Bond 5.10%, 6/18/2050	50,000	43,375

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,492,539)		1,470,649

U.S. GOVERNMENT AGENCY OBLIGATIONS – 31.7%
Federal Farm Credit Banks:
0.71%, 10/20/2017	100,000	99,416
3.50%, 12/20/2023	50,000	53,827
Federal Home Loan Bank:
Series 1, 0.88%, 5/24/2017	75,000	74,816
Series 1, 1.00%, 6/21/2017	100,000	99,874
1.88%, 3/8/2019	50,000	50,574
Series 0000, 2.25%, 6/11/2021	75,000	75,278
2.88%, 9/13/2024	50,000	51,088
Federal Home Loan Mortgage Corp.:
0.88%, 2/22/2017	75,000	74,915
0.88%, 3/7/2018	75,000	74,472
1.00%, 6/29/2017	50,000	49,931
1.00%, 9/29/2017	100,000	99,819
1.25%, 10/2/2019	75,000	73,953
2.38%, 1/13/2022	75,000	76,041
2.50%, 10/1/2029	85,262	86,084
TBA, 2.50%, 1/1/2031(d)	750,000	756,562
TBA, 3.00%, 1/1/2031(d)	500,000	515,234
3.00%, 6/1/2045	146,930	146,836
3.00%, 8/1/2045	295,834	295,645
TBA, 3.00%, 1/1/2046(d)	500,000	499,258
Series K028, Class A2, 3.11%, 2/25/2023	100,000	102,753
Series K040, Class A2, 3.24%, 9/25/2024	75,000	76,714
Series K010, Class A1, 3.32%, 7/25/2020	49,062	50,421
3.50%, 11/1/2044	106,134	109,348
3.50%, 1/1/2045	136,006	140,148

3.50%, 7/1/2045	98,584	101,586
3.50%, 7/1/2045	98,182	101,319
3.50%, 10/1/2045	124,184	127,966
TBA, 3.50%, 1/1/2046(d)	1,200,000	1,235,531
4.00%, 4/1/2025	193,085	202,749
4.00%, 4/1/2042	79,651	84,535
4.00%, 12/1/2044	125,929	133,098
4.00%, 4/1/2045	91,981	97,315
TBA, 4.00%, 1/1/2046(d)	900,000	950,906
4.50%, 5/1/2044	172,013	185,356
5.00%, 4/18/2017	100,000	105,078
5.00%, 7/1/2041	381,449	416,466
6.25%, 7/15/2032	35,000	48,663
Federal National Mortgage Association:
0.75%, 4/20/2017	75,000	74,736
0.88%, 10/26/2017	75,000	74,672
0.88%, 5/21/2018	50,000	49,556
Series 0001, 1.00%, 9/27/2017	100,000	99,839
1.50%, 6/22/2020	100,000	98,772
Series 2013-M12, Class A, 1.53%, 10/25/2017	50,034	50,132
1.75%, 9/14/2018	200,000	201,037
1.75%, 9/12/2019	75,000	75,355
2.00%, 5/16/2017	100,000	100,525
2.00%, 9/26/2017	75,000	75,711
Series 2013-M12, Class APT, 2.39%, 3/25/2023(a)	43,776	43,305
TBA, 2.50%, 1/1/2031(d)	450,000	453,586
Series 2011-M5, Class A2, 2.94%, 7/25/2021	140,000	143,906
3.00%, 3/1/2028	100,000	98,733
3.00%, 10/1/2028	175,000	180,589
3.00%, 8/1/2029	91,901	94,752
3.00%, 6/1/2030	118,041	121,717
3.00%, 9/1/2030	95,666	98,646
3.00%, 11/1/2030	197,154	203,294
3.00%, 12/1/2030	124,359	128,232
3.00%, 7/1/2043	129,846	130,085
3.00%, 9/1/2045	123,057	123,170
TBA, 3.00%, 1/1/2046(d)	1,375,000	1,375,107
3.50%, 11/1/2025	95,896	100,599
3.50%, 1/1/2027	111,585	117,058
3.50%, 5/1/2029	105,035	110,177
3.50%, 10/1/2029	80,961	84,925
3.50%, 10/1/2044	82,725	85,408
3.50%, 1/1/2045	110,419	114,022
3.50%, 1/1/2045	135,801	140,205
3.50%, 5/1/2045	95,802	98,928
3.50%, 8/1/2045	122,522	126,520
3.50%, 8/1/2045	171,212	176,798
3.50%, 11/1/2045	124,276	128,330
TBA, 3.50%, 1/1/2046(d)	1,575,000	1,625,080
4.00%, 8/1/2018	98,859	103,178
4.00%, 1/1/2019	90,782	94,639
4.00%, 9/1/2019	145,585	151,843
4.00%, 5/1/2020	95,848	100,036
4.00%, 3/1/2021	100,851	105,381
4.00%, 10/1/2044	78,531	83,136
4.00%, 10/1/2044	67,796	71,772
4.00%, 3/1/2045	137,833	145,977
4.00%, 7/1/2045	121,878	129,080
TBA, 4.00%, 1/1/2046(d)	1,500,000	1,587,422

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – (continued)
4.50%, 4/1/2018	$56,467	$58,657
4.50%, 5/1/2020	66,655	69,240
4.50%, 12/1/2040	311,041	336,502
4.50%, 1/1/2042	150,335	162,745
4.50%, 9/1/2043	231,494	250,442
4.50%, 9/1/2043	73,465	79,349
4.50%, 11/1/2043	176,348	190,474
4.50%, 6/1/2044	221,120	238,836
5.00%, 7/1/2041	131,869	145,251
5.00%, 5/1/2042	129,890	143,071
5.00%, 1/1/2045	191,406	210,709
5.50%, 2/1/2037	72,250	80,515
5.50%, 9/1/2040	107,531	119,837
5.50%, 9/1/2041	176,206	196,345
TBA, 5.50%, 1/1/2046(d)	350,000	390,305
6.63%, 11/15/2030	50,000	70,907
7.25%, 5/15/2030	75,000	111,146
Government National Mortgage Association:
3.00%, 12/20/2044	134,067	136,067
3.00%, 3/20/2045	71,381	72,429
3.00%, 6/20/2045	97,643	99,077
3.00%, 7/20/2045	171,889	174,413
3.00%, 8/20/2045	147,880	150,052
TBA, 3.00%, 1/1/2046(d)	600,000	608,016
3.50%, 9/20/2043	98,166	102,626
3.50%, 10/20/2044	116,763	121,947
3.50%, 12/20/2044	82,501	86,164
3.50%, 4/20/2045	191,248	199,703
3.50%, 6/20/2045	145,224	151,643
TBA, 3.50%, 1/1/2046(d)	1,700,000	1,772,781
4.00%, 4/15/2040	119,078	127,279
4.00%, 2/20/2042	51,506	54,855
4.00%, 7/20/2042	33,600	35,784
4.00%, 8/20/2044	79,201	84,174
4.00%, 10/20/2044	100,810	107,140
4.00%, 8/20/2045	97,182	103,459
TBA, 4.00%, 1/1/2046(d)	875,000	928,594
4.50%, 1/20/2044	326,443	351,044
4.50%, 11/20/2044	124,703	134,057
4.50%, 12/20/2044	100,206	107,722
TBA, 4.50%, 1/1/2046(d)	200,000	215,656
5.00%, 6/15/2040	98,149	108,901
5.00%, 10/15/2041	157,940	174,846
5.00%, 3/20/2044	165,869	181,925
5.50%, 10/20/2043	133,352	149,088
Tennessee Valley Authority 3.50%, 12/15/2042	50,000	45,721

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,571,226)		26,539,040

U.S. TREASURY OBLIGATIONS – 36.0%
Treasury Bonds:
2.50%, 2/15/2045(e)	540,000	484,839
2.75%, 8/15/2042(e)	150,000	143,457
2.75%, 11/15/2042(e)	350,000	333,921
2.88%, 8/15/2045(e)	80,000	77,738
3.00%, 5/15/2042(e)	200,000	201,330
3.00%, 11/15/2044(e)	175,000	174,456

3.00%, 5/15/2045(e)	375,000	373,459
3.13%, 11/15/2041(e)	300,000	310,131
3.13%, 8/15/2044(e)	500,000	511,355
3.63%, 8/15/2043(e)	100,000	112,697
4.38%, 2/15/2038(e)	350,000	441,777
4.38%, 5/15/2040(e)	500,000	629,360
5.25%, 11/15/2028(e)	450,000	587,876
Treasury Notes:
0.50%, 2/28/2017(e)	500,000	498,080
0.50%, 4/30/2017(e)	250,000	248,700
0.50%, 7/31/2017(e)	750,000	744,382
0.63%, 5/31/2017(e)	750,000	746,753
0.63%, 6/30/2017(e)	300,000	298,515
0.63%, 7/31/2017(e)	250,000	248,622
0.63%, 8/31/2017(e)	1,000,000	993,690
0.75%, 6/30/2017(e)	250,000	249,230
0.75%, 3/31/2018(e)	250,000	247,822
0.75%, 4/15/2018(e)	200,000	198,062
0.88%, 11/15/2017(e)	750,000	747,517
0.88%, 1/15/2018(e)	250,000	248,882
0.88%, 7/15/2018(e)	350,000	346,888
0.88%, 10/15/2018(e)	500,000	494,520
1.00%, 3/31/2017(e)	750,000	751,305
1.00%, 2/15/2018(e)	500,000	498,535
1.00%, 5/31/2018(e)	500,000	497,515
1.00%, 8/15/2018(e)	300,000	298,074
1.00%, 9/15/2018(e)	100,000	99,292
1.00%, 8/31/2019(e)	500,000	490,150
1.00%, 9/30/2019(e)	750,000	734,438
1.13%, 6/15/2018(e)	150,000	149,675
1.13%, 4/30/2020(e)	100,000	97,726
1.25%, 1/31/2020(e)	250,000	246,170
1.38%, 9/30/2018(e)	100,000	100,314
1.38%, 2/28/2019(e)	500,000	499,685
1.38%, 2/29/2020(e)	500,000	494,325
1.38%, 4/30/2020(e)	350,000	345,517
1.38%, 5/31/2020(e)	500,000	492,850
1.38%, 8/31/2020(e)	200,000	196,822
1.38%, 9/30/2020(e)	250,000	245,697
1.38%, 10/31/2020(e)	350,000	343,836
1.50%, 12/31/2018(e)	750,000	753,435
1.50%, 5/31/2020(e)	300,000	297,438
1.50%, 1/31/2022(e)	200,000	194,458
1.63%, 8/31/2019(e)	800,000	802,456
1.63%, 12/31/2019(e)	750,000	750,135
1.63%, 6/30/2020(e)	75,000	74,689
1.63%, 7/31/2020(e)	100,000	99,535
1.75%, 10/31/2018(e)	500,000	506,510
1.75%, 10/31/2020(e)	650,000	649,103
1.75%, 2/28/2022(e)	300,000	295,806
1.75%, 3/31/2022(e)	250,000	246,182
1.75%, 4/30/2022(e)	300,000	295,245
1.75%, 5/15/2023(e)	250,000	243,583
1.88%, 9/30/2017(e)	750,000	760,567
1.88%, 10/31/2017(e)	500,000	507,280
1.88%, 5/31/2022(e)	100,000	99,058
1.88%, 8/31/2022(e)	150,000	148,290
2.00%, 2/28/2021(e)	750,000	756,255
2.00%, 5/31/2021(e)	350,000	352,429
2.00%, 8/31/2021(e)	300,000	301,338
2.00%, 11/15/2021(e)	500,000	501,605

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – (continued)
2.00%, 7/31/2022(e)	$100,000	$99,742
2.00%, 2/15/2023(e)	500,000	497,120
2.00%, 2/15/2025(e)	625,000	610,944
2.00%, 8/15/2025(e)	450,000	438,768
2.13%, 8/31/2020(e)	500,000	508,075
2.13%, 6/30/2022(e)	150,000	150,791
2.13%, 12/31/2022(e)	650,000	651,222
2.13%, 5/15/2025(e)	300,000	296,058
2.25%, 11/15/2024(e)	75,000	74,960
2.25%, 11/15/2025(e)	200,000	199,546
2.63%, 8/15/2020(e)	150,000	155,889
2.63%, 11/15/2020(e)	250,000	259,832
2.75%, 2/15/2024(e)	100,000	104,157
4.00%, 8/15/2018(e)	250,000	268,360

TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,391,364)		30,226,846

MUNICIPAL BONDS & NOTES – 0.6%
California – 0.4%
California, State General Obligation 7.50%, 4/1/2034	100,000	139,537
Los Angeles, CA, Department of Water & Power Revenue 5.72%, 7/1/2039	100,000	121,449
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	30,095
University of California, Revenue Series H, 6.55%, 5/15/2048	50,000	64,175

		355,256

Illinois – 0.1%
State of Illinois 5.37%, 3/1/2017	50,000	51,855

New Jersey – 0.1%
New Jersey, State Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	50,000	68,723

New York – 0.0%(b)
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.44%, 6/15/2043	25,000	30,557

Pennsylvania – 0.0%(b)
Pennsylvania, State General Obligation 5.45%, 2/15/2030	20,000	22,798

TOTAL MUNICIPAL BONDS & NOTES (Cost $532,409)		529,189

ASSET-BACKED SECURITIES – 0.5%
Asset-Backed – Automobile – 0.2%
CarMax Auto Owner Trust 2015-1 Series 2015-1, Class A3, 1.38%, 11/15/2019	75,000	74,595
Fifth Third Auto Trust 2015-1 Series 2015-1, Class A3, 1.42%, 3/16/2020	100,000	99,200

		173,795

Asset-Backed – Credit Card – 0.3%
Capital One Multi-Asset Execution Trust Series 2014-A5, Class A5, 1.48%, 7/15/2020	30,000	30,000
Citibank Credit Card Issuance Trust:
Series 2014-A1, Class A1, 2.88%, 1/23/2023	100,000	102,550
Series 2008-A1, Class A1, 5.35%, 2/7/2020	100,000	107,360

		239,910

TOTAL ASSET-BACKED SECURITIES (Cost $412,536)		413,705

MORTGAGE-BACKED SECURITIES – 1.1%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	100,967
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	74,437
COMM 2013-CCRE8 Mortgage Trust Series 2013-CR8, Class A4, 3.33%, 6/10/2046	65,000	65,644
COMM 2013-LC6 Mortgage Trust Series 2013-LC6, Class A2, 1.91%, 1/10/2046	75,000	74,659
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	101,061
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	50,668
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.04%, 7/10/2046(a)	80,000	84,974
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 Series 2007-CB20, Class A4, 5.79%, 2/12/2051(a)	44,182	45,956
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	63,668
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class A5, 4.08%, 2/15/2047	50,000	52,546

See accompanying notes to financial statements.

State Street Aggregate Bond Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 Series 2013-C8, Class A2, 1.69%, 12/15/2048	$90,000	$89,013
Wells Fargo Commercial Mortgage Trust 2014-LC16 Series 2014-LC16, Class A1, 1.29%, 8/15/2050	69,504	68,793
WFRBS Commercial Mortgage Trust 2014-C19 Series 2014-C19, Class A3, 3.66%, 3/15/2047	75,000	77,436

TOTAL MORTGAGE-BACKED SECURITIES (Cost $967,069)		949,822

	Shares
SHORT-TERM INVESTMENT – 15.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23%(f)(g) (Cost $13,317,540)	13,317,540	13,317,540

TOTAL INVESTMENTS – 114.3% (Cost $96,652,621)		95,812,301
Liabilities in Excess of Other Assets – (14.3)%		(11,970,320)

NET ASSETS – 100.0%		$83,841,981

(a)	Variable Rate Security – Interest rate shown is rate in effect at December 31, 2015.

(b)	Amount is less than 0.05% of net assets.

(c)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These Securities, which represent 0.3% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	When-issued security

(e)	All or a portion of the principal held as collateral for TBA’s purchased by the Portfolio.

(f)	The rate shown is the annualized seven-day yield at December 31, 2015.

(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 4).

GMTN	Global Medium Term Note
MTN	Medium Term Note
TBA	To Be Announced

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments:
Corporate Bonds & Notes	$—	$22,365,510	$—	$22,365,510
Foreign Government Obligations	—	1,470,649	—	1,470,649
U.S. Government Agency Obligations	—	26,539,040	—	26,539,040
U.S. Treasury Obligations	—	30,226,846	—	30,226,846
Municipal Bonds & Notes	—	529,189	—	529,189
Asset-Backed Securities	—	413,705	—	413,705
Mortgage-Backed Securities	—	949,822	—	949,822
Short-term Investment	13,317,540	—	—	13,317,540

Total Investments	$13,317,540	$82,494,761	$—	$95,812,301

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Portfolio Statistics (Unaudited)

December 31, 2015

Portfolio Composition*	December 31, 2015
Common Stocks	97.3%
Short-Term Investment	2.1
Rights	0.0 **
Other Assets in Excess of Liabilities	0.6
Total	100.0%

**	Less than 0.05% of net assets.

Top Five Sectors (excluding short-term investment)*	December 31, 2015
Banks	14.7%
Pharmaceuticals	7.5
Oil, Gas & Consumable Fuels	5.8
Insurance	6.4
Automobiles	3.7
Total	38.1%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to the financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – 97.3%
Australia – 5.0%
AGL Energy, Ltd.(a)	4,657	$60,842
Alumina, Ltd.(a)	21,492	17,908
Amcor, Ltd.(a)	7,827	75,921
AMP, Ltd.(a)	21,038	88,503
APA Group(a)	8,049	50,567
Aristocrat Leisure, Ltd.(a)	4,203	30,986
Asciano, Ltd.(a)	4,715	29,929
ASX, Ltd.(a)	1,443	44,325
Aurizon Holdings, Ltd.(a)	14,957	47,407
AusNet Services(a)	15,829	17,014
Australia & New Zealand Banking Group, Ltd.(a)	19,813	399,191
Bank of Queensland, Ltd.(a)	2,945	29,661
Bendigo & Adelaide Bank, Ltd.(a)	3,558	30,728
BHP Billiton PLC(a)	14,675	163,620
BHP Billiton, Ltd.(a)	22,164	284,791
Boral, Ltd.(a)	6,119	26,121
Brambles, Ltd.(a)	10,298	86,109
Caltex Australia, Ltd.(a)	2,000	54,581
Challenger, Ltd.(a)	3,817	24,018
CIMIC Group, Ltd.(a)	882	15,447
Coca-Cola Amatil, Ltd.(a)	4,443	29,912
Cochlear, Ltd.(a)	446	30,815
Commonwealth Bank of Australia(a)	11,377	702,267
Computershare, Ltd.(a)	3,657	30,723
Crown Resorts, Ltd.(a)	2,903	26,197
CSL, Ltd.(a)	3,224	245,409
Dexus Property Group REIT(a)	7,278	39,415
DUET Group(a)	15,550	25,712
Flight Centre Travel Group, Ltd.(a)	511	14,714
Fortescue Metals Group, Ltd.(a)	12,753	17,135
Goodman Group REIT(a)	12,547	56,766
GPT Group REIT(a)	13,210	45,677
Harvey Norman Holdings, Ltd.(a)	4,776	14,415
Healthscope, Ltd.(a)	11,781	22,667
Iluka Resources, Ltd.(a)	3,667	16,195
Incitec Pivot, Ltd.(a)	12,827	36,594
Insurance Australia Group, Ltd.(a)	17,460	70,009
LendLease Group(a)	4,167	42,925
Macquarie Group, Ltd.(a)	2,110	126,027
Medibank Pvt, Ltd.(a)	21,491	33,458
Mirvac Group REIT(a)	27,973	39,981
National Australia Bank, Ltd.(a)	18,095	394,243
Newcrest Mining, Ltd.(a)(b)	5,621	53,103
Oil Search, Ltd.(a)	9,180	44,612
Orica, Ltd.(a)	2,844	31,813
Origin Energy, Ltd.(a)	12,926	43,656
Platinum Asset Management, Ltd.(a)	1,125	6,563
Qantas Airways, Ltd.(a)(b)	2,281	6,750
QBE Insurance Group, Ltd.(a)	9,713	88,202
Ramsay Health Care, Ltd.(a)	1,008	49,487
REA Group, Ltd.(a)	458	18,194
Santos, Ltd.(a)	11,235	29,877
Scentre Group REIT(a)	37,585	113,821
SEEK, Ltd.(a)	2,590	28,782
Sonic Healthcare, Ltd.(a)	2,857	36,932
South32, Ltd.(a)(b)(c)	10,757	8,277
South32, Ltd.(a)(b)(c)	29,327	22,493
Stockland REIT(a)	17,492	51,843
Suncorp Group, Ltd.(a)	9,160	80,298
Sydney Airport(a)	8,242	37,872
Tabcorp Holdings, Ltd.(a)	5,788	19,676
Tatts Group, Ltd.(a)	11,208	35,528
Telstra Corp., Ltd.(a)	30,153	122,339
TPG Telecom, Ltd.(a)	2,800	20,015
Transurban Group Stapled Security(a)	13,599	102,917
Transurban Group(a)(b)	755	5,751
Treasury Wine Estates, Ltd.(a)	5,702	34,182
Vicinity Centres REIT(a)	24,752	50,135
Wesfarmers, Ltd.(a)	7,801	234,814
Westfield Corp.(a)	13,978	96,016
Westpac Banking Corp.(a)	22,256	538,629
Woodside Petroleum, Ltd.(a)	4,908	102,092
Woolworths, Ltd.(a)	8,852	156,809

		5,910,403

Austria – 0.1%
Andritz AG(a)	764	37,167
Erste Group Bank AG(a)(b)	1,906	59,614
OMV AG(a)	1,408	39,950
Raiffeisen Bank International AG(a)(b)	265	3,882
voestalpine AG(a)	542	16,572

		157,185

Belgium – 1.0%
Ageas(a)	1,349	62,586
Anheuser-Busch InBev SA(a)	5,607	697,486
Colruyt SA(a)	340	17,483
Delhaize Group(a)	694	67,517
Groupe Bruxelles Lambert SA(a)	590	50,464
KBC Groep NV(a)	1,679	104,938
Proximus SADP(a)	1,401	45,571
Solvay SA(a)	542	57,823
Telenet Group Holding NV(a)(b)	254	13,722
UCB SA(a)	837	75,519
Umicore SA(a)	460	19,283

		1,212,392

Brazil – 1.1%
Ambev SA(a)	31,587	141,930
B2W Cia Digital(a)(b)	1,200	4,603
Banco Bradesco SA(a)	6,360	32,766
Banco Bradesco SA Preference Shares(a)	15,480	74,903
Banco do Brasil SA(a)	4,200	15,555
Banco Santander Brasil SA(a)	2,000	8,060
BB Seguridade Participacoes SA(a)	6,600	40,334
BM&FBovespa SA(a)	15,900	43,475
BR Malls Participacoes SA(a)	2,100	5,852
Braskem SA Class A, Preference Shares(a)	1,800	12,509
BRF SA(a)	4,300	59,978
CCR SA(a)	5,100	16,114
CETIP SA – Mercados Organizados(a)	900	8,505
Cia Brasileira de Distribuicao Preference Shares(a)	600	6,318
Cia de Saneamento Basico do Estado de Sao Paulo(a)	1,700	8,096

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Brazil – (continued)
Cia Energetica de Minas Gerais Preference Shares(a)	3,900	$6,013
Cia Energetica de Sao Paulo Class B, Preference Shares(a)	900	3,037
Cia Paranaense de Energia Preference Shares(a)	900	5,497
Cia Siderurgica Nacional SA(a)	3,400	3,407
Cielo SA(a)	5,780	48,825
Cosan SA Industria e Comercio(a)	1,100	6,968
CPFL Energia SA(a)(b)	1,238	4,733
Duratex SA(a)	3,200	4,761
EDP – Energias do Brasil SA(a)	2,600	7,889
Embraer SA(a)	3,800	28,877
Equatorial Energia SA(a)	1,700	14,703
Estacio Participacoes SA(a)	2,500	8,756
Fibria Celulose SA(a)	2,600	34,132
Gerdau SA Preference Shares(a)	6,200	7,222
Hypermarcas SA(a)(b)	1,700	9,283
Itau Unibanco Holding SA Preference Shares(a)	21,390	141,480
Itausa - Investimentos Itau SA Preference Shares(a)	25,527	44,110
JBS SA(a)	3,600	11,172
Klabin SA(a)	5,797	34,298
Kroton Educacional SA(a)	6,300	15,069
Localiza Rent a Car SA(a)	1,800	11,237
Lojas Americanas SA Preference Shares(a)	3,300	16,087
Lojas Americanas SA(a)	1,100	3,451
Lojas Renner SA(a)	5,000	21,479
M Dias Branco SA(a)	300	5,038
Multiplan Empreendimentos Imobiliarios SA(a)	400	3,823
Natura Cosmeticos SA(a)	800	4,731
Odontoprev SA(a)	2,400	5,722
Petroleo Brasileiro SA(a)(b)	20,600	44,065
Petroleo Brasileiro SA Preference Shares(a)(b)	26,300	44,022
Porto Seguro SA(a)	500	3,631
Qualicorp SA(a)	991	3,525
Raia Drogasil SA(a)	1,000	8,948
Sul America SA(a)	1,900	8,912
Suzano Papel e Celulose SA Class A, Preference Shares(a)	1,600	7,556
Telefonica Brasil SA Preference Shares(a)	3,885	34,949
Tim Participacoes SA(a)	3,900	6,726
TOTVS SA(a)	600	4,693
Tractebel Energia SA(a)	1,900	16,021
Ultrapar Participacoes SA(a)	2,600	39,511
Vale SA(a)	12,200	39,748
Vale SA Preference Shares(a)	14,100	36,124
WEG SA(a)	2,800	10,572

		1,299,801

Canada – 5.7%
Agnico Eagle Mines, Ltd.	1,600	41,892
Agrium, Inc.	1,000	89,029
Alimentation Couche-Tard, Inc. Class B	2,900	127,161
AltaGas, Ltd.	1,000	22,245
ARC Resources, Ltd.	2,300	27,651
Atco, Ltd. Class I	600	15,420
Bank of Montreal	4,500	252,941
Bank of Nova Scotia	8,100	326,367
Barrick Gold Corp.	7,900	58,236
BCE, Inc.	979	37,677
BlackBerry, Ltd.(b)	3,900	36,049
Bombardier, Inc. Class B	13,300	12,830
Brookfield Asset Management, Inc. Class A	6,050	190,110
CAE, Inc.	2,200	24,311
Cameco Corp.	3,000	36,866
Canadian Imperial Bank of Commerce	2,800	183,811
Canadian National Railway Co.	5,500	306,259
Canadian Natural Resources, Ltd.	7,600	165,339
Canadian Oil Sands, Ltd.	3,800	22,623
Canadian Pacific Railway, Ltd.	1,100	139,949
Canadian Tire Corp., Ltd. Class A	500	42,531
Canadian Utilities, Ltd. Class A	1,000	22,993
CCL Industries, Inc. Class B	200	32,304
Cenovus Energy, Inc.	5,900	74,329
CGI Group, Inc. Class A(b)	1,600	63,811
CI Financial Corp.	1,600	35,246
Constellation Software, Inc.	100	41,529
Crescent Point Energy Corp.	3,700	42,937
Dollarama, Inc.	900	51,793
Eldorado Gold Corp.	6,000	17,709
Element Financial Corp.	2,600	31,258
Empire Co., Ltd.	1,300	24,089
Enbridge, Inc.	6,000	198,690
Encana Corp.	6,200	31,377
Fairfax Financial Holdings, Ltd.	200	94,581
Finning International, Inc.	1,400	18,827
First Capital Realty, Inc.	800	10,568
First Quantum Minerals, Ltd.	5,600	20,883
Fortis, Inc.	1,900	51,169
Franco-Nevada Corp.	1,100	50,126
George Weston, Ltd.	400	30,794
Gildan Activewear, Inc.	1,700	48,145
Goldcorp, Inc.	6,000	69,066
Great-West Lifeco, Inc.	2,100	52,201
H&R Real Estate Investment Trust	1,200	17,321
Husky Energy, Inc.	2,643	27,223
IGM Financial, Inc.	800	20,353
Imperial Oil, Ltd.	2,100	68,151
Industrial Alliance Insurance & Financial Services, Inc.	800	25,415
Intact Financial Corp.	1,000	63,840
Inter Pipeline, Ltd.	2,500	39,972
Jean Coutu Group PJC, Inc. Class A	800	10,315
Keyera Corp.	1,300	37,678
Kinross Gold Corp.(b)	9,700	17,527
Linamar Corp.	300	16,139
Loblaw Cos., Ltd.	1,600	75,260
Magna International, Inc.	2,900	117,161
Manulife Financial Corp.	13,700	204,548
MEG Energy Corp.(b)	1,500	8,660
Methanex Corp.	700	23,029
Metro, Inc.	1,800	50,199

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Canada – (continued)
National Bank of Canada	2,400	$69,645
Onex Corp.	600	36,637
Open Text Corp.	900	42,982
Pembina Pipeline Corp.	2,500	54,262
Peyto Exploration & Development Corp.	1,200	21,484
Potash Corp. of Saskatchewan, Inc.	5,900	100,662
Power Corp. of Canada	2,700	56,251
Power Financial Corp.	1,800	41,219
PrairieSky Royalty, Ltd.	1,200	18,936
Restaurant Brands International, Inc.	1,446	53,870
RioCan Real Estate Investment Trust	1,300	22,170
Rogers Communications, Inc. Class B	2,600	89,318
Royal Bank of Canada	9,900	528,461
Saputo, Inc.	1,900	45,274
Seven Generations Energy, Ltd. Class A(b)	1,100	10,675
Shaw Communications, Inc. Class B	2,800	47,974
Silver Wheaton Corp.	2,700	33,432
Smart Real Estate Investment Trust	700	15,213
SNC-Lavalin Group, Inc.	1,100	32,562
Sun Life Financial, Inc.	4,300	133,572
Suncor Energy, Inc.	10,000	257,145
Teck Resources, Ltd. Class B	4,600	17,683
TELUS Corp.	1,500	41,315
Toronto-Dominion Bank	12,400	484,181
Tourmaline Oil Corp.(b)	1,500	24,134
TransCanada Corp.	5,000	162,659
Turquoise Hill Resources, Ltd.(b)	8,100	20,467
Veresen, Inc.	2,400	15,308
Vermilion Energy, Inc.	900	24,368
West Fraser Timber Co., Ltd.	600	22,690
Yamana Gold, Inc.	8,300	15,356

		6,636,418

Chile – 0.2%
AES Gener SA	12,812	5,685
Aguas Andinas SA Class A	12,641	6,486
Antofagasta PLC(a)	1,906	13,108
Banco de Chile	104,977	10,693
Banco de Credito e Inversiones(a)	161	6,051
Banco Santander Chile	318,826	14,304
Cencosud SA	9,119	18,210
Cia Cervecerias Unidas SA	714	7,900
Colbun SA	39,137	9,345
Corpbanca SA(a)	658,104	5,274
Empresa Nacional de Electricidad SA	26,443	32,787
Empresa Nacional de Telecomunicaciones SA	572	5,119
Empresas CMPC SA	6,042	13,036
Empresas COPEC SA	4,449	38,194
Enersis SA	116,837	28,207
Latam Airlines Group SA(a)(b)	2,319	12,153
SACI Falabella	4,707	29,998
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares(a)	466	8,721
SONDA SA	2,316	4,104

		269,375

China – 5.4%
58.com, Inc. ADR(b)	200	13,192
AAC Technologies Holdings, Inc.(a)	5,500	35,637
Agricultural Bank of China, Ltd. Class H(a)	166,000	67,553
Air China, Ltd. Class H(a)	16,000	12,569
Alibaba Group Holding, Ltd. ADR(b)	3,500	284,445
Alibaba Health Information Technology, Ltd.(a)(b)	19,500	13,428
Aluminum Corp. of China, Ltd. Class H(a)(b)	20,000	6,591
Anhui Conch Cement Co., Ltd. Class H(a)	9,500	25,394
ANTA Sports Products, Ltd.(a)	8,000	21,871
AviChina Industry & Technology Co., Ltd. Class H(a)	12,000	9,376
Baidu, Inc. ADR(b)	900	170,136
Bank of China, Ltd. Class H(a)	550,000	244,039
Bank of Communications Co., Ltd. Class H(a)	64,000	44,881
Beijing Capital International Airport Co., Ltd. Class H(a)	8,000	8,592
Beijing Enterprises Holdings, Ltd.(a)	3,500	21,121
Beijing Enterprises Water Group, Ltd.(a)(b)	34,000	23,802
Belle International Holdings, Ltd.(a)	35,000	26,187
Brilliance China Automotive Holdings, Ltd.(a)	20,000	24,989
Byd Co., Ltd. Class H(a)(b)	5,000	27,306
CAR, Inc.(a)(b)	8,000	13,183
CGN Power Co., Ltd. Class H(a)(d)	62,600	23,307
China Cinda Asset Management Co., Ltd. Class H(a)	68,592	25,334
China CITIC Bank Corp., Ltd. Class H(a)(b)	48,000	30,936
China Coal Energy Co., Ltd. Class H(a)	20,000	7,612
China Communications Construction Co., Ltd. Class H(a)	33,000	33,393
China Communications Services Corp., Ltd. Class H(a)	20,000	7,507
China Conch Venture Holdings, Ltd.(a)	10,000	20,662
China Construction Bank Corp. Class H(a)	579,000	394,958
China COSCO Holdings Co., Ltd. Class H(a)(b)	12,500	5,967
China Everbright Bank Co., Ltd. Class H(a)	30,300	14,710
China Everbright International, Ltd.(a)	19,000	24,270
China Everbright, Ltd.(a)	8,000	18,292

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
China Galaxy Securities Co., Ltd. Class H(a)	25,800	$23,481
China Huishan Dairy Holdings Co., Ltd.(a)	52,000	19,886
China International Marine Containers Group Co., Ltd. Class H(a)	4,400	8,009
China Jinmao Holdings Group, Ltd.(a)	30,000	10,219
China Life Insurance Co., Ltd. Class H(a)	52,000	167,261
China Longyuan Power Group Corp., Ltd. Class H(a)	29,000	21,807
China Medical System Holdings, Ltd.(a)	10,000	14,630
China Mengniu Dairy Co., Ltd.(a)	21,000	34,090
China Merchants Bank Co., Ltd. Class H(a)	32,500	76,159
China Merchants Holdings International Co., Ltd.(a)	10,090	31,913
China Minsheng Banking Corp., Ltd. Class H(a)	43,500	43,024
China Mobile, Ltd.(a)	42,000	472,750
China National Building Material Co., Ltd. Class H(a)	22,000	10,494
China Oilfield Services, Ltd. Class H(a)	12,000	10,342
China Overseas Land & Investment, Ltd.(a)	28,000	97,118
China Pacific Insurance Group Co., Ltd. Class H(a)	17,400	71,095
China Petroleum & Chemical Corp. Class H(a)	180,000	108,324
China Power International Development, Ltd.(a)	28,000	16,154
China Railway Construction Corp., Ltd. Class H(a)	16,000	19,733
China Railway Group, Ltd. Class H(a)	31,000	23,459
China Resources Beer Holdings Co., Ltd.(a)	10,041	21,450
China Resources Gas Group, Ltd.(a)	8,000	23,791
China Resources Land, Ltd.(a)	19,333	55,943
China Resources Power Holdings Co., Ltd.(a)	14,055	27,084
China Shenhua Energy Co., Ltd. Class H(a)	25,500	39,883
China Shipping Container Lines Co., Ltd. Class H(a)(b)	28,000	7,743
China Southern Airlines Co., Ltd. Class H(a)	10,000	7,709
China State Construction International Holdings, Ltd.(a)	14,000	24,174
China Taiping Insurance Holdings Co., Ltd.(a)(b)	12,000	36,910
China Telecom Corp., Ltd. Class H(a)	100,000	46,646
China Unicom Hong Kong, Ltd.(a)	42,000	50,789
China Vanke Co., Ltd. Class H(a)	10,400	30,908
Chongqing Changan Automobile Co., Ltd. Class B(a)	7,600	16,733
Chongqing Rural Commercial Bank Co., Ltd. Class H(a)	23,000	13,844
CITIC Securities Co., Ltd. Class H(a)	15,000	34,795
CITIC, Ltd.(a)	32,000	56,505
CNOOC, Ltd.(a)	125,000	130,095
COSCO Pacific, Ltd.(a)	22,381	24,602
Country Garden Holdings Co., Ltd.(a)	48,000	19,563
CRRC Corp., Ltd. Class H(a)	31,350	38,552
CSPC Pharmaceutical Group, Ltd.(a)	26,000	26,507
Ctrip.com International, Ltd. ADR(b)	1,000	46,330
Dalian Wanda Commercial Properties Co., Ltd. Class H(a)(d)	4,200	24,403
Datang International Power Generation Co., Ltd. Class H(a)	14,000	4,256
Dongfeng Motor Group Co., Ltd. Class H(a)	20,000	26,596
ENN Energy Holdings, Ltd.(a)	6,000	31,673
Evergrande Real Estate Group, Ltd.(a)	28,000	24,513
Far East Horizon, Ltd.(a)	16,000	14,865
Fosun International, Ltd.(a)	16,500	25,724
Geely Automobile Holdings, Ltd.(a)	45,000	23,778
GF Securities Co., Ltd. Class H(a)(b)	10,600	26,520
GOME Electrical Appliances Holding, Ltd.(a)	99,000	16,411
Great Wall Motor Co., Ltd. Class H(a)	24,000	27,782
Guangdong Investment, Ltd.(a)	22,000	30,955
Guangzhou Automobile Group Co., Ltd. Class H(a)	18,000	15,992
Guangzhou R&F Properties Co., Ltd. Class H(a)	8,800	10,790
Haitian International Holdings, Ltd.(a)	3,000	4,429
Haitong Securities Co., Ltd. Class H(a)	24,000	42,087
Hengan International Group Co., Ltd.(a)	5,000	46,940
Huadian Power International Corp., Ltd. Class H(a)	8,000	5,187
Huaneng Power International, Inc. Class H(a)	26,000	22,297
Huaneng Renewables Corp., Ltd. Class H(a)	18,629	5,529
Huatai Securities Co., Ltd. Class H(a)(b)(d)	7,800	18,031
Industrial & Commercial Bank of China, Ltd. Class H(a)	509,000	305,100
JD.com, Inc. ADR(b)	1,100	35,491
Jiangsu Expressway Co., Ltd. Class H(a)	10,000	13,421
Jiangxi Copper Co., Ltd. Class H(a)	12,000	14,164
Kingsoft Corp., Ltd.(a)	7,000	16,944

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
China – (continued)
Kunlun Energy Co., Ltd.(a)	26,000	$23,085
Lenovo Group, Ltd.(a)	48,000	48,441
Longfor Properties Co., Ltd.(a)	12,500	18,591
Luye Pharma Group, Ltd.(a)(b)	6,500	6,763
NetEase, Inc. ADR	300	54,372
New China Life Insurance Co., Ltd. Class H(a)	6,100	25,569
New Oriental Education & Technology Group, Inc. ADR	400	12,548
People’s Insurance Co. Group of China, Ltd. Class H(a)	51,000	24,830
PetroChina Co., Ltd. Class H(a)	148,000	97,076
PICC Property & Casualty Co., Ltd. Class H(a)	25,800	50,982
Ping An Insurance Group Co. of China, Ltd. Class H(a)	36,000	198,065
Qihoo 360 Technology Co., Ltd. ADR(b)	300	21,843
Semiconductor Manufacturing International Corp.(a)(b)	213,000	21,661
Shandong Weigao Group Medical Polymer Co., Ltd. Class H(a)	16,000	11,022
Shanghai Electric Group Co., Ltd. Class H(a)	14,000	7,374
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H(a)	2,000	5,773
Shanghai Industrial Holdings, Ltd.(a)	5,000	13,085
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B(a)	3,400	13,774
Shanghai Pharmaceuticals Holding Co., Ltd. Class H(a)	6,200	13,363
Shenzhou International Group Holdings, Ltd.(a)	4,000	22,923
Shui On Land, Ltd.(a)	32,500	8,882
Sino-Ocean Land Holdings, Ltd.(a)	29,500	18,809
Sinopec Engineering Group Co., Ltd. Class H(a)	10,500	8,932
Sinopec Shanghai Petrochemical Co., Ltd. Class H(a)(b)	38,000	15,029
Sinopharm Group Co., Ltd. Class H(a)	8,000	31,937
Sinotrans, Ltd. Class H(a)	9,000	4,791
SOHO China, Ltd.(a)	38,500	18,628
Sunac China Holdings, Ltd.(a)	9,000	6,915
Tencent Holdings, Ltd.(a)	34,600	678,347
Tingyi Cayman Islands Holding Corp.(a)	12,000	17,110
TravelSky Technology, Ltd. Class H(a)	10,000	16,424
Tsingtao Brewery Co., Ltd. Class H(a)	4,000	18,019
Vipshop Holdings, Ltd. ADR(b)	1,300	19,851
Want Want China Holdings, Ltd.(a)	45,000	33,398
Weichai Power Co., Ltd. Class H(a)	10,000	11,025
Yangzijiang Shipbuilding Holdings, Ltd.(a)	14,000	10,810
Yanzhou Coal Mining Co., Ltd. Class H(a)	8,000	3,710
Youku Tudou, Inc. ADR(b)	600	16,278
Yuexiu Property Co., Ltd.(a)	34,000	5,853
Zhejiang Expressway Co., Ltd. Class H(a)	12,000	14,338
Zhuzhou CSR Times Electric Co., Ltd. Class H(a)	4,000	23,092
Zijin Mining Group Co., Ltd. Class H(a)	54,000	14,206
ZTE Corp. Class H(a)	6,600	14,965

		6,298,111

Colombia – 0.1%
Bancolombia SA ADR	500	13,375
Cementos Argos SA	1,948	5,965
Corp. Financiera Colombiana SA(a)(b)	3	33
Ecopetrol SA ADR	700	4,907
Ecopetrol SA	9,851	3,444
Grupo Argos SA	1,404	7,165
Grupo Aval Acciones y Valores SA Preference Shares	16,055	5,513
Grupo de Inversiones Suramericana SA Preference Shares	463	5,075
Grupo de Inversiones Suramericana SA	1,089	12,247
Interconexion Electrica SA ESP	1,874	4,357

		62,081

Czech Republic – 0.0%(e)
CEZ A/S(a)	1,178	20,999
Komercni banka A/S(a)	73	14,487

		35,486

Denmark – 1.4%
AP Moeller – Maersk A/S Class B(a)	47	61,279
AP Moeller – Maersk A/S Class A(a)	30	38,617
Carlsberg A/S Class B(a)	724	64,116
Chr Hansen Holding A/S(a)	662	41,393
Coloplast A/S Class B(a)	759	61,256
Danske Bank A/S(a)	5,270	141,353
DSV A/S(a)	1,260	49,579
ISS A/S(a)	966	34,808
Novo Nordisk A/S Class B(a)	13,639	789,375
Novozymes A/S Class B(a)	1,543	73,849
Pandora A/S(a)	716	90,242
TDC A/S(a)	3,900	19,411
Tryg A/S(a)	505	10,031
Vestas Wind Systems A/S(a)	1,453	101,437
William Demant Holding A/S(a)(b)	213	20,282

		1,597,028

Egypt – 0.0%(e)
Commercial International Bank Egypt SAE	6,481	31,453
Global Telecom Holding SAE(a)(b)	12,679	3,320
Talaat Moustafa Group(a)	4,988	4,071

		38,844

Finland – 0.6%
Elisa Oyj(a)	1,121	42,160
Fortum Oyj(a)	3,249	48,931

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Finland – (continued)
Kone Oyj Class B(a)	2,257	$95,524
Metso Oyj(a)	545	12,203
Neste Oyj(a)	620	18,497
Nokia Oyj(a)	24,641	174,251
Nokian Renkaat Oyj(a)	548	19,556
Orion Oyj Class B(a)	487	16,842
Sampo Oyj Class A(a)	3,147	159,746
Stora Enso Oyj Class R(a)	4,327	39,109
UPM-Kymmene Oyj(a)	3,567	66,195
Wartsila Oyj Abp(a)	1,083	49,427

		742,441

France – 6.9%
Accor SA(a)	1,512	65,457
Aeroports de Paris(a)	232	26,986
Air Liquide SA(a)	2,375	266,523
Airbus Group SE(a)	4,083	275,029
Alcatel-Lucent(b)	18,766	74,407
Alstom SA(a)(b)	1,573	48,027
Arkema SA(a)	506	35,405
Atos SE(a)	605	50,770
AXA SA(a)	13,484	368,278
BNP Paribas SA(a)	7,288	412,165
Bollore SA(b)	25	115
Bollore SA(a)	5,542	25,813
Bouygues SA(a)	1,476	58,500
Bureau Veritas SA(a)	1,978	39,408
Cap Gemini SA(a)	1,156	107,216
Carrefour SA(a)	3,612	104,198
Casino Guichard Perrachon SA(a)	450	20,665
Christian Dior SE(a)	360	61,125
Cie de Saint-Gobain(a)	3,411	147,755
Cie Generale des Etablissements Michelin(a)	1,308	124,447
CNP Assurances(a)	830	11,192
Credit Agricole SA(a)	7,492	88,250
Danone SA(a)	4,075	275,248
Dassault Systemes(a)	852	68,073
Edenred(a)	1,613	30,478
Electricite de France SA(a)	1,866	27,470
Engie SA(a)	10,175	180,157
Essilor International SA(a)	1,429	178,031
Eurazeo SA(a)	193	13,306
Eutelsat Communications SA(a)	1,293	38,697
Fonciere Des Regions(a)	144	12,874
Gecina SA(a)	267	32,446
Groupe Eurotunnel SE(a)	3,452	42,929
Hermes International(a)	176	59,468
ICADE(a)	179	12,010
Iliad SA(a)	196	46,703
Imerys SA(a)	166	11,591
Ingenico Group SA(a)	405	51,098
JCDecaux SA(a)	597	22,876
Kering(a)	488	83,401
Klepierre(a)	1,518	67,447
L’Oreal SA(a)	1,739	292,387
Lagardere SCA(a)	922	27,502
Legrand SA(a)	1,877	106,129
LVMH Moet Hennessy Louis Vuitton SE(a)	1,927	302,549
Natixis SA(a)	6,973	39,431
Numericable-SFR SAS(a)	825	29,958
Orange SA(a)	13,760	230,051
Pernod Ricard SA(a)	1,480	168,716
Peugeot SA(a)(b)	3,226	56,525
Publicis Groupe SA(a)	1,231	81,822
Remy Cointreau SA(a)	216	15,465
Renault SA(a)	1,348	134,873
Rexel SA(a)	2,324	30,933
Safran SA(a)	2,041	140,164
Sanofi(a)	7,911	673,910
Schneider Electric SE(a)	3,868	219,627
SCOR SE(a)	1,137	42,526
Societe BIC SA(a)	218	35,858
Societe Generale SA(a)	5,026	231,513
Sodexo SA(a)	651	63,574
Suez Environnement Co.(a)	2,221	41,523
Technip SA(a)	784	38,972
Thales SA(a)	649	48,557
TOTAL SA(a)	14,556	652,295
Unibail-Rodamco SE(a)	467	118,537
Unibail-Rodamco SE REIT	220	56,018
Valeo SA(a)	566	87,227
Veolia Environnement SA(a)	3,221	76,389
Vinci SA(a)	3,320	212,706
Vivendi SA(a)	8,097	173,828
Wendel SA(a)	150	17,831
Zodiac Aerospace(a)	1,532	36,462

		8,149,892

Germany – 6.5%
adidas AG(a)	1,362	132,140
Allianz SE(a)	3,061	539,364
Axel Springer SE(a)	191	10,617
BASF SE(a)	6,153	468,529
Bayer AG(a)	5,762	719,320
Bayerische Motoren Werke AG(a)	2,294	241,576
Bayerische Motoren Werke AG Preference Shares(a)	417	34,874
Beiersdorf AG(a)	675	61,326
Brenntag AG(a)	1,040	54,170
Commerzbank AG(a)(b)	7,202	74,284
Continental AG(a)	766	185,226
Daimler AG(a)	6,450	538,700
Deutsche Bank AG(a)	9,550	231,822
Deutsche Boerse AG(a)	1,357	119,232
Deutsche Lufthansa AG(a)(b)	1,820	28,655
Deutsche Post AG(a)	6,740	188,357
Deutsche Telekom AG(a)	22,207	398,687
Deutsche Wohnen AG(a)	2,251	62,218
E.ON SE(a)	14,028	134,641
Evonik Industries AG(a)	935	30,914
Fraport AG Frankfurt Airport Services Worldwide(a)	179	11,411
Fresenius Medical Care AG & Co. KGaA(a)	1,532	128,688
Fresenius SE & Co. KGaA(a)	2,652	188,830
Fuchs Petrolub SE Preference Shares(a)	336	15,815
GEA Group AG(a)	1,316	53,146
Hannover Rueck SE(a)	438	49,994
HeidelbergCement AG(a)	933	76,006

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Germany – (continued)
Henkel AG & Co. KGaA(a)	746	$71,327
Henkel AG & Co. KGaA Preference Shares(a)	1,248	139,222
HUGO BOSS AG(a)	386	31,835
Infineon Technologies AG(a)	7,259	105,783
K S AG(a)	1,478	37,660
Kabel Deutschland Holding AG(a)	107	13,216
Lanxess AG(a)	695	31,969
Linde AG(a)	1,288	185,985
MAN SE(a)	275	27,624
Merck KGaA(a)	843	81,586
METRO AG(a)	1,349	42,958
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(a)	1,157	230,422
OSRAM Licht AG(a)	694	28,983
Porsche Automobil Holding SE Preference Shares(a)	1,128	60,681
ProSiebenSat.1 Media SE(a)	1,436	72,418
RWE AG(a)	3,627	45,708
SAP SE(a)	6,885	546,120
Siemens AG(a)	5,556	537,297
Symrise AG(a)	848	56,113
Telefonica Deutschland Holding AG(a)	4,663	24,586
ThyssenKrupp AG(a)	2,189	43,375
TUI AG(a)	2,999	53,537
United Internet AG(a)	909	49,955
Volkswagen AG(a)	269	41,319
Volkswagen AG Preference Shares(a)	1,243	179,389
Vonovia SE(a)	3,297	101,812
Zalando SE(b)(d)	693	27,402

		7,646,824

Greece – 0.1%
Alpha Bank AE(a)(b)	9,400	25,181
Eurobank Ergasias SA(a)(b)	17,778	19,908
Hellenic Telecommunications Organization SA(a)	2,078	20,788
JUMBO SA(a)(b)	493	5,180
National Bank of Greece SA(a)(b)	790	292
OPAP SA(a)	1,974	17,315
Piraeus Bank SA(a)(b)	62,037	18,531
Titan Cement Co. SA(a)	224	4,276

		111,471

Hong Kong – 2.4%
AIA Group, Ltd.(a)	80,800	482,780
Alibaba Pictures Group, Ltd.(a)(b)	50,000	12,196
ASM Pacific Technology, Ltd.(a)	1,200	9,377
Bank of East Asia, Ltd.(a)	6,436	23,874
BOC Hong Kong Holdings, Ltd.(a)	24,000	72,878
Cathay Pacific Airways, Ltd.(a)	6,000	10,324
Cheung Kong Infrastructure Holdings, Ltd.(a)	5,000	46,129
Cheung Kong Property Holdings, Ltd.(a)	18,524	120,662
China Gas Holdings, Ltd.(a)	14,000	20,152
CK Hutchison Holdings, Ltd.(a)	18,024	241,811
CLP Holdings, Ltd.(a)	13,500	114,685
First Pacific Co., Ltd.(a)	22,000	14,573
Galaxy Entertainment Group, Ltd.(a)	18,000	56,399
GCL-Poly Energy Holdings, Ltd.(a)	91,000	13,647
Goldin Properties Holdings, Ltd.(a)(b)	8,000	9,061
Haier Electronics Group Co., Ltd.(a)	10,000	20,185
Hanergy Thin Film Power Group, Ltd.(b)(f)	68,000	–
Hang Lung Properties, Ltd.(a)	17,000	38,519
Hang Seng Bank, Ltd.(a)	5,400	102,832
Henderson Land Development Co., Ltd.(a)	8,543	52,112
HK Electric Investments & HK Electric Investments, Ltd.(a)(d)	22,664	18,990
HKT Trust & HKT, Ltd.	21,000	26,825
Hong Kong & China Gas Co., Ltd.(a)	49,000	96,146
Hong Kong Exchanges and Clearing, Ltd.(a)	7,940	202,267
Hongkong Land Holdings, Ltd.(a)	4,000	27,931
Hysan Development Co., Ltd.(a)	3,000	12,295
Imperial Pacific International Holdings, Ltd.(a)(b)	376,000	8,223
Kerry Properties, Ltd.(a)	5,500	15,003
Li & Fung, Ltd.(a)	46,000	31,168
Link REIT(a)	15,000	89,716
Melco Crown Entertainment, Ltd. ADR	1,003	16,850
MTR Corp., Ltd.(a)	10,550	52,161
New World China Land, Ltd.(a)	22,000	17,578
New World Development Co., Ltd.(a)	41,969	41,264
Nine Dragons Paper Holdings, Ltd.(a)	8,000	4,698
Noble Group, Ltd.(a)	21,000	5,867
NWS Holdings, Ltd.(a)	7,373	10,930
PCCW, Ltd.(a)	20,000	11,691
Power Assets Holdings, Ltd.(a)	10,000	91,931
Sands China, Ltd.(a)	16,400	55,389
Shangri-La Asia, Ltd.(a)	4,000	3,905
Shimao Property Holdings, Ltd.(a)	11,500	20,330
Sino Biopharmaceutical, Ltd.(a)	34,000	30,652
Sino Land Co., Ltd.(a)	22,181	32,369
SJM Holdings, Ltd.(a)	10,000	7,112
Sun Art Retail Group, Ltd.(a)	20,500	15,424
Sun Hung Kai Properties, Ltd.(a)	12,000	144,464
Swire Pacific, Ltd. Class A(a)	4,500	50,467
Swire Properties, Ltd.(a)	9,200	26,453
Techtronic Industries Co., Ltd.(a)	10,500	42,506
WH Group, Ltd.(a)(b)(d)	39,500	21,933
Wharf Holdings, Ltd.(a)	10,000	55,326
Wheelock & Co., Ltd.(a)	7,000	29,508
Yue Yuen Industrial Holdings, Ltd.(a)	3,500	11,834

		2,791,402

Hungary – 0.1%
MOL Hungarian Oil & Gas PLC(a)	202	9,828
OTP Bank PLC(a)	2,100	43,075
Richter Gedeon Nyrt(a)	676	12,729

		65,632

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
India – 1.8%
Adani Ports & Special Economic Zone, Ltd.(a)	5,808	$22,818
Ambuja Cements, Ltd.(a)	5,670	17,378
Apollo Hospitals Enterprise, Ltd.(a)	698	15,410
Ashok Leyland, Ltd.(a)	11,880	15,717
Asian Paints, Ltd.(a)	2,029	26,999
Aurobindo Pharma, Ltd.(a)	1,943	25,589
Bajaj Auto, Ltd.(a)	628	24,044
Bharat Forge, Ltd.(a)	1,020	13,692
Bharat Heavy Electricals, Ltd.(a)	5,166	13,179
Bharat Petroleum Corp., Ltd.(a)	1,416	19,012
Bharti Airtel, Ltd.(a)	10,480	53,320
Bharti Infratel, Ltd.(a)	4,072	26,119
Bosch, Ltd.(a)	62	17,393
Cipla, Ltd.(a)	2,496	24,579
Coal India, Ltd.(a)	4,976	24,556
Dabur India, Ltd.(a)	4,324	18,024
Divi’s Laboratories, Ltd.(a)	939	16,307
Dr Reddy’s Laboratories, Ltd.(a)	1,047	49,064
Eicher Motors, Ltd.(a)	89	22,585
GAIL India, Ltd. GDR	400	13,520
Glenmark Pharmaceuticals, Ltd.(a)	1,135	15,731
Godrej Consumer Products, Ltd.(a)	978	19,509
HCL Technologies, Ltd.(a)	3,768	48,760
Hero MotoCorp, Ltd.(a)	441	17,856
Hindalco Industries, Ltd.(a)	13,190	16,805
Hindustan Unilever, Ltd.(a)	5,264	68,479
Housing Development Finance Corp., Ltd.(a)	10,032	190,769
ICICI Bank, Ltd. ADR	3,576	28,000
Idea Cellular, Ltd.(a)	8,548	18,465
Indiabulls Housing Finance, Ltd.(a)	2,089	23,021
Infosys, Ltd.(a)	2,131	35,561
Infosys, Ltd. ADR	11,029	184,736
ITC, Ltd.(a)	14,646	72,610
Larsen & Toubro, Ltd. GDR(a)	1,370	26,464
Larsen & Toubro, Ltd. GDR	750	14,550
LIC Housing Finance, Ltd.(a)	2,368	18,208
Lupin, Ltd.(a)	1,709	47,154
Mahindra & Mahindra, Ltd. GDR(a)	1,651	31,550
Mahindra & Mahindra, Ltd.(a)	954	18,207
Marico, Ltd.(a)(c)	2,239	7,634
Marico, Ltd.(a)(c)	2,239	7,654
Maruti Suzuki India, Ltd.(a)	708	49,285
Nestle India, Ltd.(a)	189	16,585
NTPC, Ltd.(a)	9,531	20,866
Oil & Natural Gas Corp., Ltd.(a)	6,380	23,094
Reliance Industries, Ltd. GDR(c)(d)	1,500	45,900
Reliance Industries, Ltd. GDR(c)(d)	1,942	59,425
Reliance Industries, Ltd.(a)	1,286	19,609
Shree Cement, Ltd.(a)	80	14,046
Shriram Transport Finance Co., Ltd.(a)	1,238	16,031
Siemens, Ltd.(a)	695	12,621
State Bank of India GDR	1,020	34,425
Sun Pharmaceutical Industries, Ltd.(a)	6,233	77,005
Tata Consultancy Services, Ltd.(a)	3,557	130,400
Tata Motors, Ltd. ADR(b)	1,078	31,769
Tata Motors, Ltd.(a)(b)	3,923	17,106
Tata Steel, Ltd. GDR(a)	1,300	5,124
Tech Mahindra, Ltd.(a)	1,980	15,579
UltraTech Cement, Ltd.(a)	347	14,516
United Spirits, Ltd.(a)(b)	445	20,157
UPL, Ltd.(a)	2,397	15,750
Vedanta, Ltd. ADR	1,433	7,968
Wipro, Ltd. ADR	2,938	33,905
Zee Entertainment Enterprises, Ltd.(a)	4,134	27,310

		2,079,504

Indonesia – 0.5%
Astra International Tbk PT(a)	136,500	58,798
Bank Central Asia Tbk PT(a)	80,500	77,125
Bank Danamon Indonesia Tbk PT(a)	16,000	3,700
Bank Mandiri Persero Tbk PT(a)	72,500	48,143
Bank Negara Indonesia Persero Tbk PT(a)	37,000	13,247
Bank Rakyat Indonesia Persero Tbk PT(a)	75,000	61,553
Bumi Serpong Damai Tbk PT(a)	75,500	9,738
Charoen Pokphand Indonesia Tbk PT(a)	35,500	6,615
Gudang Garam Tbk PT(a)	2,500	9,922
Hanjaya Mandala Sampoerna Tbk PT(a)	3,500	23,824
Indocement Tunggal Prakarsa Tbk PT(a)	6,500	10,423
Indofood CBP Sukses Makmur Tbk PT(a)	5,500	5,321
Indofood Sukses Makmur Tbk PT(a)	57,000	21,217
Jasa Marga Persero Tbk PT(a)	5,500	2,069
Kalbe Farma Tbk PT(a)	87,500	8,325
Lippo Karawaci Tbk PT(a)	95,000	7,110
Matahari Department Store Tbk PT(a)	25,000	31,648
Perusahaan Gas Negara Persero Tbk(a)	58,000	11,436
Semen Indonesia Persero Tbk PT(a)	21,500	17,617
Summarecon Agung Tbk PT(a)	50,500	5,960
Surya Citra Media Tbk PT(a)	28,500	6,355
Telekomunikasi Indonesia Persero Tbk PT(a)	334,500	74,920
Tower Bersama Infrastructure Tbk PT(a)(b)	9,500	4,019
Unilever Indonesia Tbk PT(a)	14,500	38,707
United Tractors Tbk PT(a)	8,000	9,741

		567,533

Ireland – 0.7%
Bank of Ireland(a)(b)	182,414	66,764
CRH PLC(a)	6,037	174,028
Experian PLC(a)	6,835	120,780
James Hardie Industries PLC(a)	3,353	42,208
Kerry Group PLC Class A(a)	1,030	85,187
Shire PLC(a)	4,092	280,684

		769,651

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Israel – 0.5%
Azrieli Group(a)	360	$13,411
Bank Hapoalim BM(a)	8,327	42,983
Bank Leumi Le-Israel BM(a)(b)	11,088	38,445
Bezeq The Israeli Telecommunication Corp., Ltd.(a)	18,578	40,896
Check Point Software Technologies, Ltd.(b)	454	36,947
Delek Group, Ltd.(a)	11	2,203
Israel Chemicals, Ltd.(a)	2,151	8,732
Mizrahi Tefahot Bank, Ltd.(a)	312	3,726
NICE-Systems, Ltd.(a)	277	15,916
Teva Pharmaceutical Industries, Ltd.(a)	6,440	420,146

		623,405

Italy – 1.5%
Assicurazioni Generali SpA(a)	8,222	150,127
Atlantia SpA(a)	2,710	71,673
Banca Monte dei Paschi di Siena SpA(a)(b)	12,884	17,049
Banco Popolare SC(a)(b)	2,859	39,382
Enel Green Power SpA(a)	8,459	17,186
Enel SpA(a)	47,244	198,026
Eni SpA(a)	17,042	253,108
EXOR SpA(a)	930	42,192
Finmeccanica SpA(a)(b)	3,150	43,780
Intesa Sanpaolo SpA(a)	84,973	282,078
Intesa Sanpaolo SpA(a)	4,508	13,765
Luxottica Group SpA(a)	1,104	71,912
Mediobanca SpA(a)	5,057	48,457
Prysmian SpA(a)	994	21,709
Saipem SpA(a)(b)	1,280	10,342
Snam SpA(a)	13,866	72,336
Telecom Italia SpA(a)(b)	76,870	97,378
Telecom Italia SpA(a)	43,871	45,007
Terna Rete Elettrica Nazionale SpA(a)	10,775	55,392
UniCredit SpA(a)	31,979	176,729
Unione di Banche Italiane SpA(a)	6,303	42,096
UnipolSai SpA(a)	4,400	11,189

		1,780,913

Japan – 16.6%
ABC-Mart, Inc.(a)	100	5,469
Acom Co., Ltd.(a)(b)	3,400	15,997
Aeon Co., Ltd.(a)	4,400	67,737
AEON Financial Service Co., Ltd.(a)	900	20,088
Aeon Mall Co., Ltd.(a)	1,000	17,138
Air Water, Inc.(a)	1,000	16,070
Aisin Seiki Co., Ltd.(a)	1,300	55,903
Ajinomoto Co., Inc.(a)	4,000	94,624
Alfresa Holdings Corp.(a)	900	17,760
Alps Electric Co., Ltd.(a)	1,300	35,224
Amada Holdings Co., Ltd.(a)	1,700	16,209
ANA Holdings, Inc.(a)	6,000	17,296
Aozora Bank, Ltd.(a)	6,000	20,922
Asahi Glass Co., Ltd.(a)	7,000	40,069
Asahi Group Holdings, Ltd.(a)	2,500	78,196
Asahi Kasei Corp.(a)	9,000	60,808
Asics Corp.(a)	800	16,584
Astellas Pharma, Inc.(a)	14,700	209,092
Bandai Namco Holdings, Inc.(a)	1,400	29,553
Bank of Kyoto, Ltd.(a)	2,000	18,532
Bank of Yokohama, Ltd.(a)	8,000	48,996
Benesse Holdings, Inc.(a)	200	5,755
Bridgestone Corp.(a)	4,500	154,228
Brother Industries, Ltd.(a)	1,100	12,626
Calbee, Inc.(a)	500	21,097
Canon, Inc.(a)	7,400	223,664
Casio Computer Co., Ltd.(a)	1,500	35,036
Central Japan Railway Co.(a)	1,000	177,386
Chiba Bank, Ltd.(a)	4,000	28,361
Chubu Electric Power Co., Inc.(a)	4,300	58,834
Chugai Pharmaceutical Co., Ltd.(a)	1,600	55,724
Chugoku Bank, Ltd.(a)	800	10,666
Chugoku Electric Power Co., Inc.(a)	2,300	30,342
Citizen Holdings Co., Ltd.(a)	2,300	16,517
Credit Saison Co., Ltd.(a)	700	13,780
Dai Nippon Printing Co., Ltd.(a)	3,000	29,641
Dai-ichi Life Insurance Co., Ltd.(a)	7,000	116,367
Daicel Corp.(a)	2,100	31,226
Daihatsu Motor Co., Ltd.(a)	900	12,131
Daiichi Sankyo Co., Ltd.(a)	4,200	86,615
Daikin Industries, Ltd.(a)	1,500	109,142
Daito Trust Construction Co., Ltd.(a)	500	57,707
Daiwa House Industry Co., Ltd.(a)	4,200	120,634
Daiwa Securities Group, Inc.(a)	11,000	67,195
Denso Corp.(a)	3,400	162,336
Dentsu, Inc.(a)	1,500	82,000
Don Quijote Holdings Co., Ltd.(a)	900	31,581
East Japan Railway Co.(a)	2,300	216,401
Eisai Co., Ltd.(a)	1,700	112,363
Electric Power Development Co., Ltd.(a)	1,100	39,146
FamilyMart Co., Ltd.(a)	300	13,949
FANUC Corp.(a)	1,300	223,791
Fast Retailing Co., Ltd.(a)	400	139,808
Fuji Electric Co., Ltd.(a)	3,000	12,571
Fuji Heavy Industries, Ltd.(a)	4,100	168,764
FUJIFILM Holdings Corp.(a)	3,000	125,093
Fujitsu, Ltd.(a)	13,000	64,831
Fukuoka Financial Group, Inc.(a)	4,000	19,818
GungHo Online Entertainment, Inc.(a)(b)	900	2,443
Gunma Bank, Ltd.(a)	2,000	11,619
Hachijuni Bank, Ltd.(a)	2,000	12,230
Hakuhodo DY Holdings, Inc.(a)	1,100	11,892
Hamamatsu Photonics KK(a)	1,100	30,132
Hankyu Hanshin Holdings, Inc.(a)	8,000	51,956
Hikari Tsushin, Inc.(a)	200	13,609
Hino Motors, Ltd.(a)	1,200	13,857
Hirose Electric Co., Ltd.(a)	200	24,194
Hiroshima Bank, Ltd.(a)	4,000	22,716
Hisamitsu Pharmaceutical Co., Inc.(a)	300	12,584
Hitachi Chemical Co., Ltd.(a)	500	7,926
Hitachi Construction Machinery Co., Ltd.(a)	500	7,770
Hitachi High-Technologies Corp.(a)	300	8,106

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Hitachi Metals, Ltd.(a)	1,000	$12,328
Hitachi, Ltd.(a)	34,000	192,496
Hokuhoku Financial Group, Inc.(a)	6,000	12,221
Hokuriku Electric Power Co.(a)	1,300	19,196
Honda Motor Co., Ltd.(a)	11,200	357,671
Hoshizaki Electric Co., Ltd.(a)	300	18,634
Hoya Corp.(a)	2,700	110,318
Hulic Co., Ltd.(a)	2,400	21,056
Idemitsu Kosan Co., Ltd.(a)	200	3,191
IHI Corp.(a)	7,000	19,307
Iida Group Holdings Co., Ltd.(a)	1,000	18,519
Inpex Corp.(a)	6,800	66,237
Isetan Mitsukoshi Holdings, Ltd.(a)	2,700	35,182
Isuzu Motors, Ltd.(a)	4,300	46,284
ITOCHU Corp.(a)	11,100	131,187
Itochu Techno-Solutions Corp.(a)	200	3,982
Iyo Bank, Ltd.(a)	1,200	11,649
J Front Retailing Co., Ltd.(a)	1,900	27,598
Japan Airlines Co., Ltd.(a)	1,000	35,763
Japan Airport Terminal Co., Ltd.(a)	200	8,846
Japan Exchange Group, Inc.(a)	3,700	57,789
Japan Post Bank Co., Ltd.(b)	3,000	43,643
Japan Post Holdings Co., Ltd.(b)	3,000	46,511
Japan Prime Realty Investment Corp.(a)	4	13,648
Japan Real Estate Investment Corp.(a)	10	48,487
Japan Retail Fund Investment Corp.(a)	18	34,601
Japan Tobacco, Inc.(a)	7,600	278,793
JFE Holdings, Inc.(a)	3,500	54,913
JGC Corp.(a)	1,000	15,294
Joyo Bank, Ltd.(a)	3,000	14,175
JSR Corp.(a)	900	14,014
JTEKT Corp.(a)	1,600	26,167
JX Holdings, Inc.(a)	15,200	63,743
Kajima Corp.(a)	6,000	35,679
Kakaku.com, Inc.(a)	700	13,757
Kamigumi Co., Ltd.(a)	1,000	8,603
Kaneka Corp.(a)	2,000	20,771
Kansai Electric Power Co., Inc.(a)(b)	4,800	57,503
Kansai Paint Co., Ltd.(a)	1,800	27,261
Kao Corp.(a)	3,500	179,711
Kawasaki Heavy Industries, Ltd.(a)	11,000	40,665
KDDI Corp.(a)	12,100	313,978
Keihan Electric Railway Co., Ltd.(a)	4,000	26,767
Keikyu Corp.(a)	4,000	33,026
Keio Corp.(a)	4,000	34,514
Keisei Electric Railway Co., Ltd.(a)	2,000	25,495
Keyence Corp.(a)	300	164,744
Kikkoman Corp.(a)	1,000	34,619
Kintetsu Group Holdings Co., Ltd.(a)	13,000	52,811
Kirin Holdings Co., Ltd.(a)	5,400	73,256
Kobe Steel, Ltd.(a)	24,000	26,055
Koito Manufacturing Co., Ltd.(a)	800	32,779
Komatsu, Ltd.(a)	5,900	96,458
Konami Holdings Corp.(a)	800	19,028
Konica Minolta, Inc.(a)	3,400	34,023
Kose Corp.(a)	200	18,477
Kubota Corp.(a)	8,000	123,486
Kuraray Co., Ltd.(a)	2,700	32,677
Kurita Water Industries, Ltd.(a)	500	10,462
Kyocera Corp.(a)	2,100	97,444
Kyowa Hakko Kirin Co., Ltd.(a)	2,000	31,443
Kyushu Electric Power Co., Inc.(a)(b)	3,200	34,848
Kyushu Financial Group, Inc.(b)	3,000	21,123
Lawson, Inc.(a)	500	40,552
LIXIL Group Corp.(a)	2,000	44,382
M3, Inc.(a)	1,500	31,075
Mabuchi Motor Co., Ltd.(a)	400	21,660
Makita Corp.(a)	900	51,821
Marubeni Corp.(a)	11,100	57,019
Marui Group Co., Ltd.(a)	1,200	19,511
Maruichi Steel Tube, Ltd.(a)	100	2,950
Mazda Motor Corp.(a)	3,600	74,223
McDonald’s Holdings Co., Japan, Ltd.(a)(b)	200	4,346
Medipal Holdings Corp.(a)	1,100	18,733
MEIJI Holdings Co., Ltd.(a)	800	66,025
Minebea Co., Ltd.(a)	2,000	17,110
Miraca Holdings, Inc.(a)	300	13,189
Mitsubishi Chemical Holdings Corp.(a)	9,300	58,957
Mitsubishi Corp.(a)	9,400	156,221
Mitsubishi Electric Corp.(a)	13,000	136,346
Mitsubishi Estate Co., Ltd.(a)	9,000	186,984
Mitsubishi Gas Chemical Co., Inc.(a)	3,000	15,328
Mitsubishi Heavy Industries, Ltd.(a)	21,000	91,746
Mitsubishi Logistics Corp.(a)	1,000	13,165
Mitsubishi Materials Corp.(a)	9,000	28,323
Mitsubishi Motors Corp.(a)	4,800	40,577
Mitsubishi Tanabe Pharma Corp.(a)	1,700	29,264
Mitsubishi UFJ Financial Group, Inc.(a)	89,300	552,687
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)	2,400	12,341
Mitsui & Co., Ltd.(a)	11,900	141,279
Mitsui Chemicals, Inc.(a)	4,000	17,725
Mitsui Fudosan Co., Ltd.(a)	7,000	175,539
Mitsui OSK Lines, Ltd.(a)	9,000	22,682
Mixi, Inc.(a)	200	7,474
Mizuho Financial Group, Inc.(a)	162,400	324,530
MS&AD Insurance Group Holdings, Inc.(a)	3,300	96,691
Murata Manufacturing Co., Ltd.(a)	1,400	201,266
Nabtesco Corp.(a)	600	12,179
Nagoya Railroad Co., Ltd.(a)	7,000	29,111
NEC Corp.(a)	18,000	56,986
Nexon Co., Ltd.(a)	1,100	17,880
NGK Insulators, Ltd.(a)	2,000	45,043
NGK Spark Plug Co., Ltd.(a)	1,400	36,829
NH Foods, Ltd.(a)	1,000	19,584
NHK Spring Co., Ltd.(a)	400	4,007
Nidec Corp.(a)	1,600	115,929
Nikon Corp.(a)	2,600	34,794
Nintendo Co., Ltd.(a)	700	96,177
Nippon Building Fund, Inc.(a)	10	47,746

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Nippon Electric Glass Co., Ltd.(a)	3,000	$15,108
Nippon Express Co., Ltd.(a)	6,000	28,172
Nippon Paint Holdings Co., Ltd.(a)	1,000	24,182
Nippon Prologis REIT, Inc.(a)	7	12,652
Nippon Steel & Sumitomo Metal Corp.(a)	4,900	96,853
Nippon Telegraph & Telephone Corp.(a)	5,200	206,778
Nippon Yusen KK(a)	12,000	29,060
Nissan Motor Co., Ltd.(a)	17,300	180,993
Nisshin Seifun Group, Inc.(a)	1,700	27,746
Nissin Foods Holdings Co., Ltd.(a)	500	26,510
Nitori Holdings Co., Ltd.(a)	500	41,956
Nitto Denko Corp.(a)	1,100	80,239
NOK Corp.(a)	500	11,671
Nomura Holdings, Inc.(a)	25,300	140,805
Nomura Real Estate Holdings, Inc.(a)	1,000	18,537
Nomura Real Estate Master Fund, Inc.(b)	27	33,533
Nomura Research Institute, Ltd.(a)	900	34,535
NSK, Ltd.(a)	2,700	29,314
NTT Data Corp.(a)	900	43,475
NTT DOCOMO, Inc.(a)	9,900	202,896
NTT Urban Development Corp.(a)	300	2,880
Obayashi Corp.(a)	5,000	46,098
Obic Co., Ltd.(a)	400	21,156
Odakyu Electric Railway Co., Ltd.(a)	5,000	53,789
Oji Holdings Corp.(a)	4,000	16,063
Olympus Corp.(a)	1,700	66,871
Omron Corp.(a)	1,400	46,647
Ono Pharmaceutical Co., Ltd.(a)	600	106,898
Oracle Corp. Japan(a)	300	13,956
Oriental Land Co., Ltd.(a)	1,400	84,625
ORIX Corp.(a)	8,600	120,545
Osaka Gas Co., Ltd.(a)	14,000	50,525
Otsuka Corp.(a)	400	19,633
Otsuka Holdings Co., Ltd.(a)	2,500	88,748
Panasonic Corp.(a)	15,400	155,988
Park24 Co., Ltd.(a)	800	19,366
Rakuten, Inc.(a)(b)	6,600	75,954
Recruit Holdings Co., Ltd.(a)	1,000	29,369
Resona Holdings, Inc.(a)	14,500	70,357
Ricoh Co., Ltd.(a)	4,900	50,412
Rinnai Corp.(a)	300	26,559
Rohm Co., Ltd.(a)	700	35,426
Ryohin Keikaku Co., Ltd.(a)	200	40,469
Sankyo Co., Ltd.(a)	400	14,919
Sanrio Co., Ltd.(a)	100	2,347
Santen Pharmaceutical Co., Ltd.(a)	2,800	46,059
SBI Holdings, Inc.(a)	1,500	16,173
Secom Co., Ltd.(a)	1,400	94,799
Sega Sammy Holdings, Inc.(a)	900	8,411
Seibu Holdings, Inc.(a)	1,000	20,405
Seiko Epson Corp.(a)	2,200	33,850
Sekisui Chemical Co., Ltd.(a)	3,100	40,441
Sekisui House, Ltd.(a)	4,300	72,239
Seven & i Holdings Co., Ltd.(a)	5,200	237,882
Seven Bank, Ltd.(a)	2,900	12,707
Shikoku Electric Power Co., Inc.(a)	900	14,047
Shimadzu Corp.(a)	2,000	33,452
Shimamura Co., Ltd.(a)	100	11,701
Shimano, Inc.(a)	500	76,715
Shimizu Corp.(a)	4,000	32,590
Shin-Etsu Chemical Co., Ltd.(a)	2,900	157,530
Shinsei Bank, Ltd.(a)	14,000	25,743
Shionogi & Co., Ltd.(a)	2,000	90,385
Shiseido Co., Ltd.(a)	2,400	49,755
Shizuoka Bank, Ltd.(a)	3,000	29,070
Showa Shell Sekiyu KK(a)	1,700	13,861
SMC Corp.(a)	400	103,807
SoftBank Group Corp.(a)	6,600	332,828
Sohgo Security Services Co., Ltd.(a)	400	18,744
Sompo Japan Nipponkoa Holdings, Inc.(a)	2,200	72,176
Sony Corp.(a)	8,700	213,640
Sony Financial Holdings, Inc.(a)	800	14,298
Stanley Electric Co., Ltd.(a)	700	15,344
Sumitomo Chemical Co., Ltd.(a)	10,000	57,383
Sumitomo Corp.(a)	7,300	74,364
Sumitomo Dainippon Pharma Co., Ltd.(a)	1,400	16,480
Sumitomo Electric Industries, Ltd.(a)	5,000	70,545
Sumitomo Heavy Industries, Ltd.(a)	3,000	13,437
Sumitomo Metal Mining Co., Ltd.(a)	3,000	36,386
Sumitomo Mitsui Financial Group, Inc.(a)	8,800	331,845
Sumitomo Mitsui Trust Holdings, Inc.(a)	22,000	83,252
Sumitomo Realty & Development Co., Ltd.(a)	3,000	85,557
Sumitomo Rubber Industries, Ltd.(a)	800	10,394
Suntory Beverage & Food, Ltd.(a)	1,000	43,740
Suruga Bank, Ltd.(a)	900	18,532
Suzuken Co., Ltd.(a)	500	18,985
Suzuki Motor Corp.(a)	2,400	72,860
Sysmex Corp.(a)	1,000	64,091
T&D Holdings, Inc.(a)	4,000	52,730
Taiheiyo Cement Corp.(a)	6,000	17,507
Taisei Corp.(a)	8,000	52,652
Taisho Pharmaceutical Holdings Co., Ltd.(a)	300	21,170
Taiyo Nippon Sanso Corp.(a)	1,000	9,036
Takashimaya Co., Ltd.(a)	2,000	17,996
Takeda Pharmaceutical Co., Ltd.(a)	5,500	273,999
TDK Corp.(a)	800	51,193
Teijin, Ltd.(a)	5,000	17,025
Terumo Corp.(a)	2,100	65,032
THK Co., Ltd.(a)	500	9,259
Tobu Railway Co., Ltd.(a)	8,000	39,427
Toho Co., Ltd.(a)	900	24,884
Toho Gas Co., Ltd.(a)	3,000	19,359
Tohoku Electric Power Co., Inc.(a)	3,400	42,469
Tokio Marine Holdings, Inc.(a)	4,700	181,385
Tokyo Electric Power Co., Inc.(a)(b)	9,600	55,233
Tokyo Electron, Ltd.(a)	1,100	66,588

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Tokyo Gas Co., Ltd.(a)	15,000	$70,423
Tokyo Tatemono Co., Ltd.(a)	1,000	10,875
Tokyu Corp.(a)	8,000	63,167
Tokyu Fudosan Holdings Corp.(a)	4,000	25,051
TonenGeneral Sekiyu KK(a)	2,000	16,870
Toppan Printing Co., Ltd.(a)	3,000	27,617
Toray Industries, Inc.(a)	10,000	92,848
Toshiba Corp.(a)(b)	26,000	53,391
TOTO, Ltd.(a)	1,000	35,103
Toyo Seikan Group Holdings, Ltd.(a)	1,300	24,094
Toyo Suisan Kaisha, Ltd.(a)	700	24,376
Toyoda Gosei Co., Ltd.(a)	600	13,619
Toyota Industries Corp.(a)	1,100	58,772
Toyota Motor Corp.(a)	18,900	1,162,875
Toyota Tsusho Corp.(a)	1,600	37,397
Trend Micro, Inc.(a)(b)	800	32,435
Unicharm Corp.(a)	2,600	53,052
United Urban Investment Corp.(a)	21	28,485
USS Co., Ltd.(a)	1,100	16,515
West Japan Railway Co.(a)	1,100	75,972
Yahoo Japan Corp.(a)	10,600	43,052
Yakult Honsha Co., Ltd.(a)	700	34,233
Yamada Denki Co., Ltd.(a)	4,200	18,127
Yamaguchi Financial Group, Inc.(a)	1,000	11,837
Yamaha Corp.(a)	1,300	31,375
Yamaha Motor Co., Ltd.(a)	1,900	42,554
Yamato Holdings Co., Ltd.(a)	2,500	52,926
Yamazaki Baking Co., Ltd.(a)	1,000	22,467
Yaskawa Electric Corp.(a)	1,100	14,955
Yokogawa Electric Corp.(a)	1,000	12,016
Yokohama Rubber Co., Ltd.(a)	500	7,673

		19,555,533

Luxembourg – 0.2%
ArcelorMittal(a)	7,530	31,757
Millicom International Cellular SA(a)	320	18,385
RTL Group SA(a)	304	25,305
SES SA(a)	2,350	65,091
Tenaris SA(a)	3,658	43,298

		183,836

Macau – 0.0%(e)
MGM China Holdings, Ltd.(a)	4,400	5,469
Wynn Macau, Ltd.(a)	7,600	8,829

		14,298

Malaysia – 0.6%
Alliance Financial Group Bhd(a)	5,200	4,305
AMMB Holdings Bhd(a)	9,500	9,997
Astro Malaysia Holdings Bhd(a)	7,500	4,807
Axiata Group Bhd(a)	25,807	38,458
British American Tobacco Malaysia Bhd(a)	600	7,826
CIMB Group Holdings Bhd(a)	39,921	42,092
Dialog Group Bhd(a)	16,800	6,244
DiGi.Com Bhd(a)	28,600	35,909
Gamuda Bhd(a)	8,500	9,207
Genting Bhd(a)	22,300	38,033
Genting Malaysia Bhd(a)	14,600	14,874
Hong Leong Bank Bhd(a)	3,132	9,759
IHH Healthcare Bhd	12,100	18,544
IJM Corp. Bhd(a)	11,600	9,120
IOI Corp. Bhd(a)	13,700	14,189
Kuala Lumpur Kepong Bhd(a)	2,300	12,233
Lafarge Malaysia Bhd	2,100	4,343
Malayan Banking Bhd(a)	32,309	63,093
Malaysia Airports Holdings Bhd(a)	4,024	5,241
Maxis Bhd(a)	9,000	14,221
MISC Bhd(a)	5,400	11,740
Petronas Chemicals Group Bhd(a)	22,600	38,175
Petronas Dagangan Bhd	1,200	6,948
Petronas Gas Bhd(a)	3,100	16,398
PPB Group Bhd(a)	2,300	8,491
Public Bank Bhd(a)	17,300	74,542
RHB Capital Bhd(a)	4,800	6,326
SapuraKencana Petroleum Bhd(a)	15,300	7,178
Sime Darby Bhd(a)	20,758	37,299
Telekom Malaysia Bhd(a)	5,503	8,672
Tenaga Nasional Bhd(a)	22,600	69,974
UMW Holdings Bhd(a)	2,800	5,122
Westports Holdings Bhd(a)	5,100	4,880
YTL Corp. Bhd(a)	20,800	7,589

		665,829

Mexico – 0.9%
Alfa SAB de CV Class A	21,900	43,277
America Movil SAB de CV Series L	221,900	155,461
Arca Continental SAB de CV	4,100	24,852
Cemex SAB de CV(b)	90,196	49,090
Coca-Cola Femsa SAB de CV Series L	2,800	19,989
Controladora Comercial Mexicana SAB de CV	2,300	6,315
El Puerto de Liverpool SAB de CV Series C1	900	10,982
Fibra Uno Administracion SA de CV	16,200	35,634
Fomento Economico Mexicano SAB de CV	12,300	114,503
Fresnillo PLC(a)	1,069	11,112
Gentera SAB de CV	5,200	9,981
Gruma SAB de CV Class B	800	11,232
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,500	13,222
Grupo Aeroportuario del Sureste SAB de CV Class B	1,400	19,792
Grupo Bimbo SAB de CV Series A(b)	9,800	25,971
Grupo Carso SAB de CV Series A1	5,000	20,844
Grupo Comercial Chedraui SA de CV	3,100	8,190
Grupo Financiero Banorte SAB de CV Series O	16,100	88,372
Grupo Financiero Inbursa SAB de CV Series O	13,100	23,672
Grupo Financiero Santander Mexico SAB de CV Class B	12,300	21,493
Grupo Lala SAB de CV	3,000	6,927

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Mexico – (continued)
Grupo Mexico SAB de CV Series B	25,600	$54,532
Grupo Televisa SAB Series CPO	16,400	89,610
Industrias Penoles SAB de CV	910	9,341
Kimberly-Clark de Mexico SAB de CV Class A	12,500	29,102
Mexichem SAB de CV	7,300	16,353
OHL Mexico SAB de CV(b)	3,800	3,991
Promotora y Operadora de Infraestructura SAB de CV(b)	2,200	25,848
Wal-Mart de Mexico SAB de CV	34,100	85,886

		1,035,574

Netherlands – 2.5%
Aegon NV(a)	12,994	73,457
AerCap Holdings NV(b)	595	25,680
Akzo Nobel NV(a)	1,747	116,684
Altice NV Class B(a)(b)	950	13,841
Altice NV Class A(a)(b)	2,596	37,282
ASML Holding NV(a)	2,404	213,510
Boskalis Westminster(a)	680	27,727
Gemalto NV(a)	602	36,106
Heineken Holding NV(a)	695	53,484
Heineken NV(a)	1,612	137,313
ING Groep NV	26,657	360,521
Koninklijke Ahold NV(a)	5,864	123,641
Koninklijke DSM NV(a)	1,306	65,463
Koninklijke KPN NV(a)	22,798	86,194
Koninklijke Philips NV(a)	6,634	169,258
Koninklijke Vopak NV(a)	565	24,321
NN Group NV(a)	1,654	58,334
NXP Semiconductors NV(b)	801	67,484
OCI NV(a)(b)	707	17,450
Randstad Holding NV(a)	894	55,648
Royal Dutch Shell PLC Class B(a)	16,348	372,510
Royal Dutch Shell PLC Class A(a)	26,973	610,791
Steinhoff International Holdings NV	18,718	94,837
TNT Express NV(a)	3,792	32,063
Wolters Kluwer NV(a)	2,162	72,577

		2,946,176

New Zealand – 0.1%
Auckland International Airport, Ltd.(a)	4,604	18,079
Contact Energy, Ltd.(a)	5,920	19,179
Fletcher Building, Ltd.(a)	3,325	16,679
Meridian Energy, Ltd.(a)	6,069	9,907
Mighty River Power, Ltd.(a)	3,384	6,427
Ryman Healthcare, Ltd.(a)	2,941	17,084
Spark New Zealand, Ltd.(a)	8,869	19,989

		107,344

Norway – 0.4%
DNB ASA(a)	6,361	78,378
Gjensidige Forsikring ASA(a)	967	15,477
Norsk Hydro ASA(a)	11,730	43,603
Orkla ASA(a)	5,936	46,830
Schibsted ASA Class A(a)	506	16,636
Schibsted ASA Class B(b)	597	19,027
Statoil ASA(a)	7,476	104,270
Telenor ASA(a)	4,819	80,329
Yara International ASA(a)	1,233	53,031

		457,581

Peru – 0.1%
Cia de Minas Buenaventura SAA ADR	900	3,852
Credicorp, Ltd.	400	38,928
Southern Copper Corp.	1,500	39,180

		81,960

Philippines – 0.2%
Aboitiz Equity Ventures, Inc.(a)	9,370	11,495
Aboitiz Power Corp.	7,100	6,292
Alliance Global Group, Inc.(a)	21,700	7,397
Ayala Corp.(a)	1,050	16,828
Ayala Land, Inc.(a)	48,300	35,306
Bank of the Philippine Islands(a)	3,800	6,768
BDO Unibank, Inc.(a)	7,460	16,583
DMCI Holdings, Inc.(a)	19,230	5,623
Energy Development Corp.(a)	45,300	5,950
Globe Telecom, Inc.(a)	160	6,285
GT Capital Holdings, Inc.(a)	390	10,926
International Container Terminal Services, Inc.(a)	2,460	3,664
JG Summit Holdings, Inc.(a)	24,600	38,282
Jollibee Foods Corp.(a)	2,060	9,563
Megaworld Corp.(a)	54,000	4,865
Metro Pacific Investments Corp. (a)	57,000	6,288
Philippine Long Distance Telephone Co.(a)	570	24,919
SM Investments Corp.(a)	650	11,874
SM Prime Holdings, Inc.(a)	56,400	25,936
Universal Robina Corp.(a)	4,090	16,139

		270,983

Poland – 0.2%
Alior Bank SA(b)	410	6,904
Bank Millennium SA(a)(b)	3,024	4,255
Bank Pekao SA(a)	778	28,226
Bank Zachodni WBK SA(a)(b)	230	16,463
CCC SA(a)	209	7,308
Cyfrowy Polsat SA(a)(b)	927	4,895
Enea SA(a)	1,101	3,138
Energa SA(a)	1,052	3,364
Grupa Azoty SA(b)	463	11,666
KGHM Polska Miedz SA(a)	698	11,184
LPP SA(a)	4	5,615
mBank SA(a)(b)	71	5,632
Orange Polska SA	3,172	5,269
PGE Polska Grupa Energetyczna SA(a)	4,169	13,426
Polski Koncern Naftowy Orlen SA(a)	2,862	48,939
Polskie Gornictwo Naftowe i Gazownictwo SA(a)	8,556	11,093
Powszechna Kasa Oszczednosci Bank Polski SA(a)(b)	6,798	46,902
Powszechny Zaklad Ubezpieczen SA(a)	5,155	44,176
Tauron Polska Energia SA(a)	17,518	12,749

		291,204

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Portugal – 0.1%
Banco Comercial Portugues SA(a)(b)	170,282	$9,020
EDP–Energias de Portugal SA(a)	15,742	56,700
Galp Energia SGPS SA(a)	3,557	41,488
Jeronimo Martins SGPS SA(a)	1,217	15,830

		123,038

Qatar – 0.2%
Barwa Real Estate Co.(a)	470	5,142
Commercial Bank QSC(a)	1,526	19,171
Doha Bank QSC(a)	1,139	13,881
Ezdan Holding Group QSC(a)	4,907	21,343
Industries Qatar QSC(a)	1,440	43,793
Masraf Al Rayan QSC(a)	1,940	19,978
Ooredoo QSC	387	7,969
Qatar Electricity & Water Co. QSC(a)	133	7,905
Qatar Gas Transport Co., Ltd.(a)	1,819	11,647
Qatar Insurance Co. SAQ	730	16,435
Qatar Islamic Bank SAQ(a)	286	8,355
Qatar National Bank SAQ(a)	1,183	56,737
Vodafone Qatar QSC(a)	1,635	5,680

		238,036

Romania – 0.0%(e)
New Europe Property Investments PLC	1,500	17,212

Russia – 0.7%
AK Transneft OAO Preference Shares(b)	8	21,294
Alrosa PAO(b)	14,500	11,128
Gazprom PAO	83,060	154,895
Lukoil PJSC ADR(a)	1,831	59,272
Lukoil PJSC(b)	2,010	64,807
Magnit PJSC GDR(a)	1,697	68,240
MegaFon PJSC GDR(a)	450	5,235
MMC Norilsk Nickel PJSC(b)	377	47,237
Mobile TeleSystems PJSC ADR	2,500	15,450
Moscow Exchange MICEX-RTS PJSC(b)	13,013	16,314
Novatek OAO GDR(a)	618	50,901
Rosneft OAO(b)	7,810	27,188
Sberbank of Russia PJSC(b)	69,130	96,101
Sberbank of Russia PJSC Preference Shares(b)	28,500	29,782
Severstal PAO(b)	1,640	13,729
Sistema JSFC GDR(a)	1,855	10,921
Surgutneftegas OAO(b)	51,000	23,753
Surgutneftegas OAO Preference Share(b)	43,800	26,522
Tatneft PAO(b)	10,160	43,910
VTB Bank PJSC(b)	29,280,000	31,827

		818,506

Singapore – 0.8%
Ascendas Real Estate Investment Trust(a)	10,000	16,018
CapitaLand Commercial Trust, Ltd.(a)	10,000	9,483
CapitaLand Mall Trust(a)	12,000	16,274
CapitaLand, Ltd.(a)	19,000	44,636
City Developments, Ltd.(a)	2,000	10,753
ComfortDelGro Corp., Ltd.(a)	20,000	42,803
DBS Group Holdings, Ltd.(a)	13,128	153,772
Genting Singapore PLC(a)	29,000	15,639
Global Logistic Properties, Ltd.(a)	29,000	43,771
Golden Agri-Resources, Ltd.(a)	50,000	11,937
Hutchison Port Holdings Trust(a)	27,000	14,267
Jardine Cycle & Carriage, Ltd.(a)	1,111	27,146
Keppel Corp., Ltd.(a)	10,000	45,658
Oversea-Chinese Banking Corp., Ltd.(a)	19,637	121,340
Sembcorp Industries, Ltd.(a)	5,000	10,712
Sembcorp Marine, Ltd.(a)	2,000	2,460
Singapore Airlines, Ltd.(a)	3,000	23,626
Singapore Exchange, Ltd.(a)	4,000	21,622
Singapore Press Holdings, Ltd.(a)	8,000	22,163
Singapore Technologies Engineering, Ltd.(a)	8,000	16,902
Singapore Telecommunications, Ltd.(a)	52,000	133,999
StarHub, Ltd.(a)	3,000	7,803
Suntec Real Estate Investment Trust(a)	12,000	13,062
United Overseas Bank, Ltd.(a)	9,000	124,016
UOL Group, Ltd.(a)	2,040	8,936
Wilmar International, Ltd.(a)	19,000	39,182

		997,980

South Africa – 1.3%
Anglo American Platinum, Ltd.(a)(b)	261	3,137
AngloGold Ashanti, Ltd.(a) (b)	1,769	12,108
Aspen Pharmacare Holdings, Ltd.(a)(b)	1,992	39,691
Barclays Africa Group, Ltd.(a)	1,540	14,261
Barloworld, Ltd.(a)	1,061	4,259
Bidvest Group, Ltd.(a)	2,169	45,947
Brait SE(a)(b)	1,637	17,626
Capitec Bank Holdings, Ltd.(a)	173	6,004
Coronation Fund Managers, Ltd.(a)	1,099	3,757
Discovery, Ltd.(a)	1,722	14,740
Exxaro Resources, Ltd.(a)	692	1,962
FirstRand, Ltd.(a)	21,870	59,652
Fortress Income Fund, Ltd.(a)	4,609	10,321
Foschini Group, Ltd.(a)	838	6,572
Gold Fields, Ltd.(a)	6,904	18,843
Growthpoint Properties, Ltd.(a)	13,109	19,637
Hyprop Investments, Ltd.(a)	1,213	8,103
Impala Platinum Holdings, Ltd.(a)(b)	2,581	4,167
Imperial Holdings, Ltd.(a)	763	5,903
Investec PLC(a)	4,252	29,975
Investec, Ltd.(a)	1,235	8,707
Liberty Holdings, Ltd.(a)	553	4,108
Life Healthcare Group Holdings, Ltd.(a)	7,198	16,307
Massmart Holdings, Ltd.(a)	525	3,392
Mediclinic International, Ltd.(a)	3,874	29,740
MMI Holdings, Ltd.(a)	4,341	6,144
Mondi PLC(a)	2,595	50,854
Mondi, Ltd.(a)	590	11,653

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
South Africa – (continued)
Mr Price Group, Ltd.	1,504	$19,412
MTN Group, Ltd.(a)	10,479	90,092
Naspers, Ltd. Class N(a)	2,815	384,009
Nedbank Group, Ltd.(a)	1,555	18,958
Netcare, Ltd.(a)	4,888	10,685
Pick n Pay Stores, Ltd.(a)	2,239	9,386
Pioneer Foods Group, Ltd.(a)	1,132	11,589
PSG Group, Ltd.(a)	440	6,349
Rand Merchant Insurance Holdings, Ltd.(a)	3,232	8,063
Redefine Properties, Ltd.(a)	35,794	22,424
Remgro, Ltd.(a)	3,209	50,697
Resilient REIT, Ltd.(a)	1,241	9,215
RMB Holdings, Ltd.(a)	5,831	20,865
Sanlam, Ltd.(a)	11,610	45,325
Sappi, Ltd.(a)(b)	2,617	10,974
Sasol, Ltd.(a)	3,708	99,911
Shoprite Holdings, Ltd.(a)	4,348	40,214
SPAR Group, Ltd.(a)	721	8,562
Standard Bank Group, Ltd.(a)	7,875	57,612
Telkom SA SOC, Ltd.(a)	1,133	4,698
Tiger Brands, Ltd.(a)	1,010	20,647
Truworths International, Ltd.(a)	1,639	9,643
Vodacom Group, Ltd.(a)	2,734	26,892
Woolworths Holdings, Ltd.(a)	6,703	43,278

		1,487,070

South Korea – 2.9%
Amorepacific Corp.(a)	230	80,713
Amorepacific Corp. Preference Shares(a)	40	7,795
Amorepacific Group(a)	216	26,985
BGF retail Co., Ltd.(a)	80	11,582
BNK Financial Group, Inc.(a)	1,770	12,609
Celltrion, Inc.(a)(b)	405	28,894
Cheil Worldwide, Inc.(a)(b)	390	6,821
CJ CheilJedang Corp.(a)	34	10,875
CJ Corp.(a)	70	14,869
CJ Korea Express Co., Ltd.(a)(b)	75	12,150
Coway Co., Ltd.(a)	410	29,193
Daelim Industrial Co., Ltd.(a)	135	7,623
Daewoo International Corp.(a)	400	5,508
Daewoo Securities Co., Ltd.(a)	870	6,887
DGB Financial Group, Inc.(a)	2,079	17,711
Dongbu Insurance Co., Ltd.(a)	210	12,565
Doosan Heavy Industries & Construction Co., Ltd.(a)	282	4,907
E-MART, Inc.(a)	130	20,860
GS Engineering & Construction Corp.(a)(b)	240	3,976
GS Holdings Corp.(a)	247	10,584
GS Retail Co., Ltd.(a)	260	11,845
Hana Financial Group, Inc.(a)	1,700	33,971
Hankook Tire Co., Ltd.(a)	360	14,359
Hanmi Pharm Co., Ltd.(a)(b)	26	15,926
Hanmi Science Co., Ltd.(a)(b)	132	14,311
Hanon Systems(a)	180	7,905
Hanssem Co., Ltd.(a)	50	9,797
Hanwha Chemical Corp.(a)	510	11,620
Hanwha Corp.(a)	460	15,252
Hanwha Life Insurance Co., Ltd.	1,050	6,618
Hotel Shilla Co., Ltd.(a)	140	9,167
Hyosung Corp.(a)	110	10,879
Hyundai Department Store Co., Ltd.(a)	74	7,931
Hyundai Development Co-Engineering & Construction(a)	270	8,823
Hyundai Engineering & Construction Co., Ltd.(a)	487	11,691
Hyundai Glovis Co., Ltd.(a)	100	16,293
Hyundai Heavy Industries Co., Ltd.(a)(b)	280	20,696
Hyundai Marine & Fire Insurance Co., Ltd.(a)	300	9,192
Hyundai Mobis Co., Ltd.(a)	438	91,643
Hyundai Motor Co. Preference Shares(a)	290	25,812
Hyundai Motor Co. Preference Shares(a)	115	10,055
Hyundai Motor Co.(a)	998	125,871
Hyundai Steel Co.(a)	388	16,350
Hyundai Wia Corp.(a)	79	7,469
Industrial Bank of Korea(a)	1,780	18,613
Kakao Corp.(a)	257	25,179
Kangwon Land, Inc.(a)	590	19,257
KB Financial Group, Inc.(a)	2,520	70,998
KCC Corp.(a)	24	8,466
KEPCO Plant Service & Engineering Co., Ltd.(a)	100	7,564
Kia Motors Corp.(a)	1,713	76,383
Korea Aerospace Industries, Ltd.(a)	210	13,863
Korea Electric Power Corp.(a)	1,680	71,177
Korea Gas Corp.(a)	240	7,489
Korea Investment Holdings Co., Ltd.(a)	190	7,940
Korea Zinc Co., Ltd.(a)	41	16,330
Korean Air Lines Co., Ltd.(a)(b)	169	3,967
KT&G Corp.(a)	723	64,249
Kumho Petrochemical Co., Ltd.(a)	68	2,981
LG Chem, Ltd.(a)	301	83,101
LG Chem, Ltd. Preference Shares(a)	65	13,580
LG Corp.(a)	539	32,401
LG Display Co., Ltd.(a)	1,770	36,661
LG Electronics, Inc.(a)	814	37,008
LG Household & Health Care, Ltd.(a)	68	60,383
LG Innotek Co., Ltd.(a)	63	5,237
LG Uplus Corp.(a)	1,030	9,095
Lotte Chemical Corp.(a)	68	13,875
Lotte Confectionery Co., Ltd.(a)	6	11,633
Lotte Shopping Co., Ltd.(a)	48	9,443
Mirae Asset Securities Co., Ltd.(a)	510	9,279
NAVER Corp.(a)	180	100,375
NCSoft Corp.(a)	139	25,058
NH Investment & Securities Co., Ltd.(a)	680	5,754
OCI Co., Ltd.(a)	81	5,107
Orion Corp.(a)	34	33,584
Paradise Co., Ltd.(a)(b)	409	6,086
POSCO(a)	500	70,041
S-1 Corp.	92	7,823

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
South Korea – (continued)
S-Oil Corp.(a)	197	$13,196
Samsung C&T Corp.(a)(b)	551	65,038
Samsung Card Co., Ltd.(a)	374	9,791
Samsung Electro-Mechanics Co., Ltd.(a)	468	24,866
Samsung Electronics Co., Ltd.(a)	768	819,135
Samsung Electronics Co., Ltd. Preference Shares(a)	144	133,112
Samsung Fire & Marine Insurance Co., Ltd.(a)	255	66,659
Samsung Heavy Industries Co., Ltd.(a)	690	6,285
Samsung Life Insurance Co., Ltd.(a)	550	51,397
Samsung SDI Co., Ltd.(a)	412	39,608
Samsung SDS Co., Ltd.(a)	190	40,866
Samsung Securities Co., Ltd.(a)	263	9,230
Shinhan Financial Group Co., Ltd.(a)	3,010	101,111
Shinsegae Co., Ltd.(a)	59	11,479
SK Holdings Co., Ltd.(a)	257	52,362
SK Hynix, Inc.(a)	3,730	96,357
SK Innovation Co., Ltd.(a)(b)	444	48,694
SK Telecom Co., Ltd.(a)	47	8,602
Woori Bank(a)	2,720	20,344
Yuhan Corp.(a)	38	8,766

		3,463,461

Spain – 2.3%
Abertis Infraestructuras SA(a)	3,900	60,968
ACS Actividades de Construccion y Servicios SA(a)	1,371	40,095
Aena SA(a)(b)(d)	493	56,430
Amadeus IT Holding SA Class A(a)	3,082	135,782
Banco Bilbao Vizcaya Argentaria SA(a)	43,935	320,891
Banco de Sabadell SA(a)	36,365	64,423
Banco Popular Espanol SA(a)	12,596	41,485
Banco Santander SA(a)	96,837	476,180
Bankia SA(a)	34,272	39,866
Bankinter SA(a)	5,032	35,669
CaixaBank SA(a)	18,844	65,561
Distribuidora Internacional de Alimentacion SA(a) (b)	4,785	28,211
Enagas SA(a)	1,531	43,168
Endesa SA(a)	2,298	46,147
Ferrovial SA(a)	2,646	59,810
Gas Natural SDG SA(a)	2,517	51,306
Grifols SA(a)	1,077	49,760
Iberdrola SA(a)	37,273	264,118
Industria de Diseno Textil SA(a)	7,545	259,094
Mapfre SA(a)	8,670	21,693
Red Electrica Corp. SA(a)	725	60,534
Repsol SA(a)	7,458	82,073
Telefonica SA(a)	30,189	334,776
Zardoya Otis SA(a)	1,446	16,905

		2,654,945

Sweden – 2.1%
Alfa Laval AB(a)	2,203	40,270
Assa Abloy AB Class B(a)	7,016	147,053
Atlas Copco AB Class A(a)	4,719	115,881
Atlas Copco AB Class B(a)	2,608	60,036
Boliden AB(a)	2,066	34,659
Electrolux AB Series B(a)	1,744	42,132
Getinge AB Class B(a)	1,510	39,606
Hennes & Mauritz AB Class B(a)	6,575	234,176
Hexagon AB Class B(a)	1,743	64,561
Husqvarna AB Class B(a)	1,975	13,051
ICA Gruppen AB(a)	625	22,727
Industrivarden AB Class C(a)	794	13,601
Investment AB Kinnevik Class B(a)	1,692	52,183
Investor AB Class B(a)	3,204	117,899
Lundin Petroleum AB(a)(b)	1,736	25,082
Nordea Bank AB(a)	21,054	231,297
Sandvik AB(a)	7,096	61,935
Securitas AB Class B(a)	2,389	36,577
Skandinaviska Enskilda Banken AB Class A(a)	10,707	112,745
Skanska AB Class B(a)	2,731	53,032
SKF AB Class B(a)	2,876	46,511
Svenska Cellulosa AB SCA Class B(a)	4,145	120,277
Svenska Handelsbanken AB Class A(a)	10,480	139,369
Swedbank AB Class A(a)	6,338	139,765
Swedish Match AB(a)	1,448	51,234
Tele2 AB Class B(a)	2,536	25,323
Telefonaktiebolaget LM Ericsson Class B(a)	21,153	204,205
TeliaSonera AB(a)	16,800	83,534
Volvo AB Class B(a)	10,136	94,107

		2,422,828

Switzerland – 7.0%
ABB, Ltd.(a)(b)	15,199	271,428
Actelion, Ltd.(a)(b)	662	92,036
Adecco SA(a)(b)	1,107	75,811
Aryzta AG(a)(b)	673	34,067
Baloise Holding AG(a)	370	46,921
Barry Callebaut AG(a)(b)	11	11,956
Chocoladefabriken Lindt & Spruengli AG(a)(b)	7	43,739
Chocoladefabriken Lindt & Spruengli AG(b)	1	74,545
Cie Financiere Richemont SA(a)	3,608	258,390
Coca-Cola HBC AG(a)(b)	1,515	32,256
Credit Suisse Group AG(a)(b)	12,430	267,927
Dufry AG(a)(b)	304	36,192
EMS-Chemie Holding AG(a)	64	28,183
Galenica AG(a)	26	40,703
Geberit AG(a)	247	83,710
Givaudan SA(a)(b)	65	118,043
Glencore PLC(a)	85,963	113,889
Julius Baer Group, Ltd.(a)(b)	1,475	71,399
Kuehne + Nagel International AG(a)	387	53,050
LafargeHolcim, Ltd.(a)(b)	2,109	105,671
LafargeHolcim, Ltd.(a)(b)	852	43,081
Lonza Group AG(a)(b)	366	59,560
Nestle SA(a)	21,689	1,611,053
Novartis AG(a)	15,491	1,333,323
Pargesa Holding SA(a)	149	9,419

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
Partners Group Holding AG(a)	119	$42,822
Roche Holding AG(a)	4,784	1,326,481
Schindler Holding AG(a)(c)	321	53,735
Schindler Holding AG(a)(c)	161	27,167
SGS SA(a)	36	68,459
Sika AG(a)	15	54,239
Sonova Holding AG(a)	386	49,072
STMicroelectronics NV(a)	4,848	32,443
Sulzer AG(a)	116	10,910
Swatch Group AG(a)	202	70,190
Swatch Group AG(a)	390	26,353
Swiss Life Holding AG(a)(b)	229	61,718
Swiss Prime Site AG(a)(b)	494	38,603
Swiss Re AG(a)	2,441	238,546
Swisscom AG(a)	168	84,118
Syngenta AG(a)	644	252,215
UBS Group AG(a)	24,493	475,436
Wolseley PLC(a)	1,835	99,644
Zurich Insurance Group AG (a)(b)	1,040	267,336

		8,195,839

Taiwan – 2.3%
Acer, Inc.(a)(b)	13,000	4,762
Advanced Semiconductor Engineering, Inc.(a)	44,000	50,544
Advantech Co., Ltd.(a)	2,000	12,808
Asia Cement Corp.(a)	9,000	7,489
Asustek Computer, Inc.(a)	4,000	33,027
AU Optronics Corp.(a)	40,000	11,793
Catcher Technology Co., Ltd.(a)	5,000	41,682
Cathay Financial Holding Co., Ltd.(a)	53,000	74,250
Chailease Holding Co., Ltd.(a)	12,480	21,479
Chang Hwa Commercial Bank, Ltd.(a)	21,400	10,191
Cheng Shin Rubber Industry Co., Ltd.(a)	8,000	12,930
Chicony Electronics Co., Ltd.(a)	2,010	4,397
China Airlines, Ltd.(a)(b)	13,000	4,738
China Development Financial Holding Corp.(a)	90,000	22,448
China Life Insurance Co., Ltd.(a)	15,400	11,760
China Steel Corp.(a)	85,000	46,340
Chunghwa Telecom Co., Ltd.(a)	25,000	75,312
Compal Electronics, Inc.(a)	17,000	9,513
CTBC Financial Holding Co., Ltd.(a)	104,342	53,423
Delta Electronics, Inc.(a)	12,630	59,406
E.Sun Financial Holding Co., Ltd.(a)	68,608	39,833
Eclat Textile Co., Ltd.(a)	1,000	13,741
Eva Airways Corp.(a)(b)	9,000	5,083
Evergreen Marine Corp. Taiwan, Ltd.(a)	17,170	6,905
Far Eastern New Century Corp.(a)	31,620	24,703
Far EasTone Telecommunications Co., Ltd.(a)	8,000	16,442
Feng TAY Enterprise Co., Ltd.(a)	1,030	5,238
First Financial Holding Co., Ltd.(a)	63,313	29,408
Formosa Chemicals & Fibre Corp.(a)	23,000	51,594
Formosa Petrochemical Corp.(a)	6,000	14,352
Formosa Plastics Corp.(a)	28,000	65,364
Foxconn Technology Co., Ltd. (a)	4,040	8,510
Fubon Financial Holding Co., Ltd.(a)	44,000	59,850
Giant Manufacturing Co., Ltd.(a)	1,000	6,629
Highwealth Construction Corp.(a)	3,900	4,480
Hiwin Technologies Corp.(a)	1,030	4,033
Hon Hai Precision Industry Co., Ltd.(a)	96,500	236,164
Hotai Motor Co., Ltd.(a)	1,000	11,501
HTC Corp.(a)	3,000	7,088
Hua Nan Financial Holdings Co., Ltd.(a)	31,860	14,748
Innolux Corp.(a)	38,000	11,422
Inotera Memories, Inc.(a)(b)	11,000	9,279
Inventec Corp.(a)	11,000	7,171
Largan Precision Co., Ltd.(a)	1,000	68,425
Lite-On Technology Corp.(a)	9,045	8,723
MediaTek, Inc.(a)	10,000	75,635
Mega Financial Holding Co., Ltd.(a)	74,601	48,096
Merida Industry Co., Ltd.(a)	1,000	5,363
Nan Ya Plastics Corp.(a)	32,000	59,117
Novatek Microelectronics Corp.(a)	2,000	7,786
OBI Pharma, Inc.(a)(b)	1,000	19,862
Pegatron Corp.(a)	14,000	30,450
Phison Electronics Corp.(a)	1,000	7,023
Pou Chen Corp.(a)	9,000	11,744
Powertech Technology, Inc.(a)	7,000	13,803
President Chain Store Corp.(a)	4,000	24,965
Quanta Computer, Inc.(a)	16,000	25,668
Radiant Opto-Electronics Corp.(a)	2,000	4,551
Realtek Semiconductor Corp. (a)	2,000	4,761
Ruentex Development Co., Ltd.(a)	5,280	6,860
Ruentex Industries, Ltd.(a)	3,000	5,578
Shin Kong Financial Holding Co., Ltd.(a)	39,551	8,568
Siliconware Precision Industries Co., Ltd.(a)	17,135	27,059
Simplo Technology Co., Ltd. (a)	1,000	3,176
SinoPac Financial Holdings Co., Ltd.(a)	66,563	18,900
Synnex Technology International Corp.(a)	6,000	5,821
Taishin Financial Holding Co., Ltd.(a)	60,000	20,731
Taiwan Business Bank(a) (b)	45,066	11,190
Taiwan Cement Corp.(a)	15,000	12,418
Taiwan Cooperative Financial Holding Co., Ltd.(a)	76,350	31,802
Taiwan Fertilizer Co., Ltd.(a)	4,000	5,218
Taiwan Mobile Co., Ltd.(a)	12,000	36,442
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	172,000	742,049
Teco Electric and Machinery Co., Ltd.(a)	9,000	7,171
Uni-President Enterprises Corp.(a)	32,880	54,809
United Microelectronics Corp.(a)	82,000	29,966

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Taiwan – (continued)
Vanguard International Semiconductor Corp.(a)	4,000	$5,166
Wistron Corp.(a)	11,338	6,361
WPG Holdings, Ltd.(a)	7,000	6,645
Yuanta Financial Holding Co., Ltd.(a)	40,022	14,680
Yulon Motor Co., Ltd.(a)	4,000	3,641
Zhen Ding Technology Holding, Ltd.(a)	2,000	4,560

		2,706,613

Thailand – 0.4%
Advanced Info Service PCL	5,900	24,921
Airports of Thailand PCL	4,100	39,422
Bangkok Bank PCL NVDR(a)	5,100	21,516
Bangkok Dusit Medical Services PCL	15,000	9,296
BEC World PCL	4,700	3,984
BTS Group Holdings PCL	27,900	7,055
Bumrungrad Hospital PCL	1,700	9,968
Central Pattana PCL	5,900	7,706
Charoen Pokphand Foods PCL	13,100	6,662
CP ALL PCL	27,600	30,104
Delta Electronics Thailand PCL	5,400	11,480
Glow Energy PCL	2,500	5,141
Indorama Ventures PCL	6,600	3,907
IRPC PCL	48,400	5,783
Kasikornbank PCL(a)	19,600	81,469
Krung Thai Bank PCL	15,600	7,240
Minor International PCL	8,250	8,311
PTT Exploration & Production PCL	8,100	12,887
PTT Global Chemical PCL(a)	20,700	28,080
PTT PCL	8,400	56,957
Siam Cement PCL(a)	2,000	25,242
Siam Commercial Bank PCL	14,000	46,492
Thai Oil PCL	3,900	7,153
Thai Union Group PCL	9,200	4,397
TMB Bank PCL	63,300	4,257
True Corp. PCL(b)	34,300	6,386

		475,816

Turkey – 0.2%
Akbank TAS(a)	13,031	29,855
Anadolu Efes Biracilik Ve Malt Sanayii A/S(a)	1,002	6,484
Arcelik A/S(a)	1,143	5,467
BIM Birlesik Magazalar A/S(a)	1,296	22,793
Coca-Cola Icecek A/S(a)	369	4,695
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S(a)	9,184	8,169
Enka Insaat ve Sanayi A/S(a)	2,593	4,013
Eregli Demir ve Celik Fabrikalari TAS(a)	6,767	7,036
Haci Omer Sabanci Holding A/S (a)	7,057	19,989
KOC Holding A/S(a)	6,204	23,216
TAV Havalimanlari Holding A/S(a)	790	4,920
Tupras Turkiye Petrol Rafinerileri A/S(a)(b)	535	12,749
Turk Hava Yollari AO(a)(b)	2,668	6,743
Turk Telekomunikasyon A/S(a)	2,538	4,743
Turkcell Iletisim Hizmetleri A/S(a)	4,027	13,639
Turkiye Garanti Bankasi A/S(a)	16,453	40,049
Turkiye Halk Bankasi A/S(a)	4,682	16,627
Turkiye Is Bankasi(a)	12,616	19,835
Turkiye Sise ve Cam Fabrikalari A/S(a)	3,298	3,601
Turkiye Vakiflar Bankasi TAO Class D(a)	3,625	4,747
Ulker Biskuvi Sanayi A/S(a)	744	4,487
Yapi ve Kredi Bankasi A/S(a)	4,203	4,726

		268,583

United Arab Emirates – 0.2%
Abu Dhabi Commercial Bank PJSC(a)	13,495	24,077
Aldar Properties PJSC(a)	15,203	9,510
Arabtec Holding PJSC(a)(b)	10,931	3,672
DP World, Ltd.(a)	798	16,187
Dubai Financial Market PJSC(a)	23,678	7,848
Dubai Islamic Bank PJSC(a)	4,778	7,996
Emaar Malls Group PJSC(a)(b)	17,826	13,342
Emaar Properties PJSC(a)	31,490	48,419
Emirates Telecommunications Group Co. PJSC	11,652	51,075
First Gulf Bank PJSC(a)	4,341	14,907
National Bank of Abu Dhabi PJSC	3,273	7,093

		204,126

United Kingdom – 13.0%
3i Group PLC(a)	7,006	49,619
Aberdeen Asset Management PLC(a)	6,999	29,818
Admiral Group PLC(a)	1,592	38,894
Aggreko PLC(a)	1,238	16,662
Amec Foster Wheeler PLC(a)	1,853	11,695
Anglo American PLC(a)	10,067	44,157
ARM Holdings PLC(a)	9,806	149,433
Ashtead Group PLC(a)	3,486	57,360
Associated British Foods PLC (a)	2,327	114,482
AstraZeneca PLC(a)	8,466	571,739
Auto Trader Group PLC(a)(b)(d)	5,029	32,782
Aviva PLC(a)	28,093	213,196
Babcock International Group PLC(a)	1,959	29,311
BAE Systems PLC(a)	22,099	162,671
Barclays PLC(a)	115,545	371,837
Barratt Developments PLC(a)	6,639	61,164
BG Group PLC(a)	23,552	341,336
BP PLC(a)	122,515	636,542
British American Tobacco PLC(a)	12,842	713,022
British Land Co. PLC(a)	6,345	73,402
BT Group PLC(a)	57,617	399,986
Bunzl PLC(a)	2,252	62,467
Burberry Group PLC(a)	3,002	52,806
Capita PLC(a)	4,315	76,759
Centrica PLC(a)	35,578	114,217
CNH Industrial NV(a)	6,955	47,615
Cobham PLC(a)	8,616	35,972

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
Compass Group PLC(a)	11,469	$198,697
Croda International PLC(a)	1,009	45,199
Diageo PLC(a)	17,609	480,764
Direct Line Insurance Group PLC(a)	9,380	56,213
Dixons Carphone PLC(a)	7,089	52,158
easyJet PLC(a)	1,211	31,052
Fiat Chrysler Automobiles NV(a)(b)	5,821	80,808
G4S PLC(a)	11,589	38,488
GKN PLC(a)	11,889	53,940
GlaxoSmithKline PLC(a)	33,940	685,307
Hammerson PLC(a)	5,677	50,177
Hargreaves Lansdown PLC(a)	1,893	42,017
HSBC Holdings PLC(a)	133,306	1,052,132
ICAP PLC(a)	4,229	31,737
IMI PLC(a)	2,117	26,858
Imperial Tobacco Group PLC(a)	6,599	348,473
Inmarsat PLC(a)	3,164	53,032
InterContinental Hotels Group PLC(a)	1,589	61,924
International Consolidated Airlines Group SA(a)	5,832	52,252
Intertek Group PLC(a)	1,191	48,710
Intu Properties PLC(a)	7,107	33,197
ITV PLC(a)	24,582	100,062
J Sainsbury PLC(a)	10,308	39,247
Johnson Matthey PLC(a)	1,411	55,184
Kingfisher PLC(a)	15,149	73,359
Land Securities Group PLC(a)	5,583	96,762
Legal & General Group PLC(a)	41,457	163,552
Lloyds Banking Group PLC(a)	392,904	422,676
London Stock Exchange Group PLC(a)	2,111	85,390
Marks & Spencer Group PLC(a)	10,708	71,281
Meggitt PLC(a)	5,903	32,585
Melrose Industries PLC(a)	7,635	32,697
Merlin Entertainments PLC(a)(d)	4,651	31,179
National Grid PLC(a)	25,805	355,819
Next PLC(a)	1,021	109,603
Old Mutual PLC(a)	31,408	82,607
Pearson PLC(a)	5,405	58,419
Persimmon PLC(a)(b)	2,058	61,384
Petrofac, Ltd.(a)	1,254	14,706
Provident Financial PLC(a)	985	48,829
Prudential PLC(a)	17,706	398,826
Randgold Resources, Ltd.(a)	699	43,054
Reckitt Benckiser Group PLC(a)	4,405	407,495
RELX NV(a)	6,997	117,797
RELX PLC(a)	7,302	128,751
Rexam PLC(a)	5,229	46,631
Rio Tinto PLC(a)	8,658	252,029
Rio Tinto, Ltd.(a)	2,995	96,704
Rolls-Royce Holdings PLC(a)(b)	11,647	98,635
Royal Bank of Scotland Group PLC(a)(b)	24,439	108,611
Royal Mail PLC(a)	5,175	33,889
RSA Insurance Group PLC(a)	7,388	46,360
SABMiller PLC(a)	6,683	399,722
Sage Group PLC(a)	7,279	64,661
Schroders PLC(a)	927	40,593
Segro PLC(a)	5,643	35,704
Severn Trent PLC(a)	1,639	52,383
Sky PLC(a)	7,262	119,020
Smith & Nephew PLC(a)	6,323	112,666
Smiths Group PLC(a)	2,941	40,663
Sports Direct International PLC(a)(b)	1,302	11,062
SSE PLC(a)	6,938	155,752
St James’s Place PLC(a)	3,816	56,548
Standard Chartered PLC(a)	22,861	189,643
Standard Life PLC(a)	12,800	73,284
Tate & Lyle PLC(a)	3,567	31,413
Taylor Wimpey PLC(a)	21,754	65,017
Tesco PLC(a)(b)	56,905	125,010
Travis Perkins PLC(a)	1,786	51,802
Unilever NV	10,967	477,789
Unilever PLC(a)	8,844	379,261
United Utilities Group PLC(a)	4,528	62,335
Vodafone Group PLC(a)	177,840	576,576
Weir Group PLC(a)	1,669	24,511
Whitbread PLC(a)	1,175	76,144
William Hill PLC(a)	6,712	39,164
Wm Morrison Supermarkets PLC(a)	16,634	36,236
WPP PLC(a)	8,996	206,882

		15,250,043

United States – 0.4%
Carnival PLC(a)	1,226	69,826
Mobileye NV(b)	544	23,000
QIAGEN NV(a)(b)	1,645	44,568
Thomson Reuters Corp.	2,500	94,324
Transocean, Ltd.(a)	2,729	34,134
Valeant Pharmaceuticals International, Inc.(b)	2,300	232,732

		498,584

TOTAL COMMON STOCKS (Cost $128,193,171)		114,278,790

RIGHTS – 0.0%(e)
Brazil – 0.0%(e)
Banco Bradesco SA (expiring 2/5/16)(b)	507	265
Banco Bradesco SA (expiring 2/5/16)(b)	208	68

		333

Hong Kong – 0.0%(e)
GCL-Poly Energy Holdings, Ltd. (expiring 1/20/16)(b)	18,200	94

Italy – 0.0%(e)
UBI Banca (expiring 1/12/16)(b)	6,303	305

Singapore – 0.0%(e)
Ascendas Real Estate Investment Trust (expiring 1/13/16)(b)	375	16

South Korea – 0.0%(e)
BNK Financial Group, Inc. (expiring 1/14/16)(b)	387	439

Spain – 0.0%(e)
Repsol SA (expiring 1/14/16)(b)	7,458	3,719

TOTAL RIGHTS (Cost $3,769)		4,906

See accompanying notes to financial statements.

State Street Global Equity ex-U.S. Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
SHORT-TERM INVESTMENT – 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09%(g)(h)(i) (Cost $2,440,800)	2,440,800	$2,440,800

TOTAL INVESTMENTS – 99.4% (Cost $130,637,740)		116,724,496
Other Assets in Excess of Liabilities – 0.6%		736,756

NET ASSETS – 100.0%		$117,461,252

(a)

Security is fair valued at year end by applying factors provided by an independent third party in accordance with Portfolio’s valuation policy and procedures. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. Total market value of such securities represent $102,099,336 and 86.9% of net assets of the Portfolio at December 31, 2015.

(b)	Non-income producing security

(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(d)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 359,783 or 0.31% of net assets as of December 31, 2015.

(e)	Amount shown represents less than 0.05% of net assets.

(f)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security valued is determined based on Level 3 inputs. As of December 31, 2015, total aggregate fair value of security is $0, representing 0% of the Portfolio’s net assets.

(g)	The rate shown is the annualized seven-day yield at December 31, 2015.

(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 4).

(i)	All or part of this security has been designated as collateral for futures contracts.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2015, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Mini MSCI EAFE (long)	03/18/2016	21	$1,783,110	$31,080
Mini MSCI Emerging Markets (long)	03/18/2016	39	1,535,625	32,370

Total unrealized appreciation on open futures contracts purchased				$63,450

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Investments:
Common Stocks	$12,179,454	$102,099,336	$—	*	$114,278,790
Rights	4,158	748	—		4,906
Short-Term Investment	2,440,800	—	—		2,440,800
Other Financial Instruments:
Futures Contracts**	63,450	—	—		63,450

Total Investments	$16,515,472	$100,272,474	$—		$116,787,946

*	Fund held level 3 securities that were valued at $0 at December 31, 2015.
**	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2015
Common Stocks	96.6%
Short-Term Investment	3.5
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

Top Five Sectors (excluding short-term investment)*	December 31, 2015
Real Estate Investment Trusts (REITs)	9.9%
Banks	5.7
Biotechnology	4.8
Software	4.5
Insurance	4.4
Total	29.3%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – 96.6%
Aerospace & Defense – 1.7%
AAR Corp.	260	$6,835
Aerojet Rocketdyne Holdings, Inc.(a)	400	6,264
Aerovironment, Inc.(a)	100	2,947
American Science & Engineering, Inc.	39	1,614
Astronics Corp.(a)	143	5,822
B/E Aerospace, Inc.	701	29,701
BWX Technologies, Inc.	695	22,080
Cubic Corp.	200	9,450
Curtiss-Wright Corp.	309	21,166
DigitalGlobe, Inc.(a)	500	7,830
Ducommun, Inc.(a)	100	1,622
Engility Holdings, Inc.	100	3,248
Esterline Technologies Corp.(a)	200	16,200
HEICO Corp.	142	7,719
HEICO Corp. Class A	259	12,743
Hexcel Corp.	647	30,053
Huntington Ingalls Industries, Inc.	333	42,241
KEYW Holding Corp.(a)	200	1,204
KLX, Inc.(a)	343	10,561
Kratos Defense & Security Solutions, Inc.(a)	300	1,230
Moog, Inc. Class A(a)	251	15,211
National Presto Industries, Inc.	25	2,072
Orbital ATK, Inc.	415	37,076
Sparton Corp.(a)	100	1,999
Spirit AeroSystems Holdings, Inc. Class A(a)	973	48,718
TASER International, Inc.(a)	392	6,778
Teledyne Technologies, Inc.(a)	230	20,401
TransDigm Group, Inc.(a)	362	82,699
Triumph Group, Inc.	345	13,714
Vectrus, Inc.(a)	100	2,089

		471,287

Air Freight & Logistics – 0.2%
Air Transport Services Group, Inc.(a)	300	3,024
Atlas Air Worldwide Holdings, Inc.(a)	182	7,524
Echo Global Logistics, Inc.(a)	200	4,078
Forward Air Corp.	200	8,602
Hub Group, Inc. Class A(a)	259	8,534
Park-Ohio Holdings Corp.	46	1,692
Radiant Logistics, Inc.(a)	200	686
UTi Worldwide, Inc.(a)	500	3,515
XPO Logistics, Inc.(a)	500	13,625

		51,280

Airlines – 0.7%
Alaska Air Group, Inc.	883	71,090
Allegiant Travel Co.	87	14,601
Copa Holdings SA Class A	233	11,245
Hawaiian Holdings, Inc.(a)	300	10,599
JetBlue Airways Corp.(a)	2,136	48,380
Republic Airways Holdings, Inc.(a)	300	1,179
SkyWest, Inc.	300	5,706
Spirit Airlines, Inc.(a)	500	19,925
Virgin America, Inc.(a)	185	6,662

		189,387

Auto Components – 0.9%
American Axle & Manufacturing Holdings, Inc.(a)	500	9,470
Cooper Tire & Rubber Co.	400	15,140
Cooper-Standard Holding, Inc.(a)	100	7,759
Dana Holding Corp.	994	13,717
Dorman Products, Inc.(a)	193	9,162
Drew Industries, Inc.	172	10,473
Federal-Mogul Holdings Corp.(a)	200	1,370
Fox Factory Holding Corp.(a)	100	1,653
Gentex Corp.	1,966	31,476
Gentherm, Inc.(a)	254	12,040
Horizon Global Corp.(a)	174	1,804
Lear Corp.	530	65,100
Metaldyne Performance Group, Inc.	100	1,834
Modine Manufacturing Co.(a)	383	3,466
Motorcar Parts of America, Inc.(a)	100	3,381
Standard Motor Products, Inc.	149	5,669
Stoneridge, Inc.(a)	182	2,694
Strattec Security Corp.	19	1,073
Superior Industries International, Inc.	188	3,463
Tenneco, Inc.(a)	435	19,971
Tower International, Inc.	161	4,600
Visteon Corp.(a)	278	31,831

		257,146

Automobiles – 0.6%
Tesla Motors, Inc.(a)	661	158,647
Thor Industries, Inc.	296	16,620
Winnebago Industries, Inc.	200	3,980

		179,247

Banks – 5.7%
1st Source Corp.	100	3,087
American National Bankshares, Inc.	100	2,561
Ameris Bancorp	200	6,798
Ames National Corp.	100	2,429
Arrow Financial Corp.	102	2,771
Associated Banc-Corp	1,000	18,750
Banc of California, Inc.	200	2,924
BancFirst Corp.	38	2,228
Banco Latinoamericano de Comercio Exterior SA	200	5,186
Bancorp, Inc.(a)	200	1,274
BancorpSouth, Inc.	670	16,073
Bank of Hawaii Corp.	284	17,864
Bank of Marin Bancorp	31	1,655
Bank of the Ozarks, Inc.	507	25,076
BankUnited, Inc.	672	24,232
Banner Corp.	200	9,172
Bar Harbor Bankshares	39	1,342
BBCN Bancorp, Inc.	500	8,610
Berkshire Hills Bancorp, Inc.	200	5,822
Blue Hills Bancorp, Inc.	226	3,460
BNC Bancorp	200	5,076
BOK Financial Corp.	184	11,001
Boston Private Financial Holdings, Inc.	600	6,804
Bridge Bancorp, Inc.	100	3,043
Bryn Mawr Bank Corp.	100	2,872
Camden National Corp.	39	1,720
Capital Bank Financial Corp. Class A	137	4,381

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Capital City Bank Group, Inc.	100	$1,535
Cardinal Financial Corp.	200	4,550
Cascade Bancorp(a)	301	1,827
Cathay General Bancorp	554	17,357
CenterState Banks, Inc.	300	4,695
Central Pacific Financial Corp.	179	3,942
Century Bancorp, Inc. Class A	36	1,565
Chemical Financial Corp.	200	6,854
CIT Group, Inc.	1,190	47,243
Citizens & Northern Corp.	100	2,100
Citizens Financial Group, Inc.	2,127	55,706
City Holding Co.	100	4,564
CNB Financial Corp.	100	1,803
CoBiz Financial, Inc.	200	2,684
Columbia Banking System, Inc.	400	13,004
Commerce Bancshares, Inc.	575	24,478
Community Bank System, Inc.	300	11,982
Community Trust Bancorp, Inc.	100	3,496
CommunityOne Bancorp(a)	123	1,657
ConnectOne Bancorp, Inc.	200	3,738
CU Bancorp(a)	100	2,536
Cullen/Frost Bankers, Inc.	351	21,060
Customers Bancorp, Inc.(a)	200	5,444
CVB Financial Corp.	700	11,844
Eagle Bancorp, Inc.(a)	200	10,094
East West Bancorp, Inc.	985	40,937
Enterprise Bancorp, Inc.	75	1,714
Enterprise Financial Services Corp.	100	2,835
Farmers Capital Bank Corp.(a)	49	1,328
FCB Financial Holdings, Inc. Class A(a)	182	6,514
Fidelity Southern Corp.	100	2,231
Financial Institutions, Inc.	100	2,800
First Bancorp(a)	600	1,950
First Bancorp	100	1,874
First Bancorp, Inc.	100	2,047
First Busey Corp.	133	2,744
First Business Financial Services, Inc.	100	2,501
First Citizens BancShares, Inc. Class A	50	12,908
First Commonwealth Financial Corp.	500	4,535
First Community Bancshares, Inc.	100	1,863
First Connecticut Bancorp, Inc.	100	1,741
First Financial Bancorp	400	7,228
First Financial Bankshares, Inc.	451	13,607
First Financial Corp.	100	3,397
First Horizon National Corp.	1,615	23,450
First Interstate BancSystem, Inc. Class A	100	2,907
First Merchants Corp.	278	7,067
First Midwest Bancorp, Inc.	500	9,215
First NBC Bank Holding Co.(a)	100	3,739
First Niagara Financial Group, Inc.	2,450	26,582
First of Long Island Corp.	100	3,000
First Republic Bank	969	64,012
FirstMerit Corp.	1,100	20,515
Flushing Financial Corp.	200	4,328
FNB Corp.	1,200	16,008
Franklin Financial Network, Inc.(a)	55	1,726
Fulton Financial Corp.	1,200	15,612
German American Bancorp, Inc.	100	3,332
Glacier Bancorp, Inc.	500	13,265
Great Southern Bancorp, Inc.	68	3,078
Great Western Bancorp, Inc.	300	8,706
Green Bancorp, Inc.(a)	100	1,048
Guaranty Bancorp	100	1,654
Hancock Holding Co.	500	12,585
Hanmi Financial Corp.	200	4,744
Heartland Financial USA, Inc.	100	3,136
Heritage Commerce Corp.	200	2,392
Heritage Financial Corp.	200	3,768
Heritage Oaks Bancorp	200	1,602
Hilltop Holdings, Inc.(a)	500	9,610
Home BancShares, Inc.	400	16,208
HomeTrust Bancshares, Inc.(a)	100	2,025
Horizon Bancorp	100	2,796
IBERIABANK Corp.	247	13,602
Independent Bank Corp.(b)	188	8,746
Independent Bank Corp.(b)	100	1,523
Independent Bank Group, Inc.	51	1,632
International Bancshares Corp.	352	9,046
Investors Bancorp, Inc.	2,300	28,612
Lakeland Bancorp, Inc.	200	2,358
Lakeland Financial Corp.	100	4,662
LegacyTexas Financial Group, Inc.	348	8,707
MainSource Financial Group, Inc.	170	3,890
MB Financial, Inc.	500	16,185
Mercantile Bank Corp.	100	2,454
Merchants Bancshares, Inc.	51	1,606
Metro Bancorp, Inc.	100	3,138
MidWestOne Financial Group, Inc.	51	1,551
National Bank Holdings Corp. Class A	200	4,274
National Bankshares, Inc.	37	1,315
National Commerce Corp.(a)	63	1,578
National Penn Bancshares, Inc.	1,000	12,330
NBT Bancorp, Inc.	300	8,364
NewBridge Bancorp	200	2,436
OFG Bancorp	200	1,464
Old National Bancorp	800	10,848
Old Second Bancorp, Inc.(a)	200	1,568
Opus Bank	100	3,697
Pacific Continental Corp.	100	1,488
Pacific Premier Bancorp, Inc.(a)	100	2,125
PacWest Bancorp	791	34,092
Park National Corp.	85	7,691
Park Sterling Corp.	200	1,464
Peapack Gladstone Financial Corp.	100	2,062
Penns Woods Bancorp, Inc.	47	1,996
Peoples Bancorp, Inc.	100	1,884
Peoples Financial Services Corp.	39	1,485
Pinnacle Financial Partners, Inc.	252	12,943
Popular, Inc.	700	19,838
Preferred Bank	100	3,302
PrivateBancorp, Inc.	511	20,961
Prosperity Bancshares, Inc.	455	21,776
QCR Holdings, Inc.	100	2,429
Renasant Corp.	261	8,981
Republic Bancorp, Inc. Class A	100	2,641
S&T Bancorp, Inc.	253	7,797
Sandy Spring Bancorp, Inc.	200	5,392
Seacoast Banking Corp. of Florida(a)	100	1,498

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
ServisFirst Bancshares, Inc.	200	$9,506
Sierra Bancorp	100	1,765
Signature Bank(a)	346	53,066
Simmons First National Corp. Class A	200	10,272
South State Corp.	157	11,296
Southside Bancshares, Inc.	200	4,804
Southwest Bancorp, Inc.	100	1,748
State Bank Financial Corp.	200	4,206
Sterling Bancorp	800	12,976
Stock Yards Bancorp, Inc.	100	3,779
Stonegate Bank	100	3,286
Suffolk Bancorp	100	2,835
Sun Bancorp, Inc.(a)	100	2,064
SVB Financial Group(a)	351	41,734
Synovus Financial Corp.	900	29,142
Talmer Bancorp, Inc. Class A	300	5,433
TCF Financial Corp.	1,100	15,532
Texas Capital Bancshares, Inc.(a)	298	14,727
Tompkins Financial Corp.	100	5,616
Towne Bank	300	6,261
TriCo Bancshares	176	4,829
TriState Capital Holdings, Inc.(a)	100	1,399
Triumph Bancorp, Inc.(a)	100	1,650
Trustmark Corp.	477	10,990
UMB Financial Corp.	256	11,917
Umpqua Holdings Corp.	1,500	23,850
Union Bankshares Corp.	300	7,572
United Bankshares, Inc.	451	16,682
United Community Banks, Inc.	385	7,504
Univest Corp. of Pennsylvania	100	2,086
Valley National Bancorp	1,600	15,760
Washington Trust Bancorp, Inc.	100	3,952
Webster Financial Corp.	600	22,314
WesBanco, Inc.	250	7,505
West Bancorp, Inc.	100	1,975
Westamerica Bancorp	185	8,649
Western Alliance Bancorp(a)	596	21,373
Wilshire Bancorp, Inc.	400	4,620
Wintrust Financial Corp.	308	14,944
Yadkin Financial Corp.	200	5,034

		1,616,917

Beverages – 0.1%
Boston Beer Co., Inc. Class A(a)	59	11,913
Coca-Cola Bottling Co. Consolidated	35	6,388
MGP Ingredients, Inc.	100	2,595
National Beverage Corp.(a)	100	4,544

		25,440

Biotechnology – 4.8%
ACADIA Pharmaceuticals, Inc.(a)	518	18,467
Acceleron Pharma, Inc.(a)	200	9,752
Achillion Pharmaceuticals, Inc.(a)	800	8,632
Acorda Therapeutics, Inc.(a)	300	12,834
Adamas Pharmaceuticals, Inc.(a)	100	2,832
Aduro Biotech, Inc.(a)	54	1,520
Advaxis, Inc.(a)	200	2,012
Aegerion Pharmaceuticals, Inc.(a)	100	1,010
Affimed NV(a)	100	712
Agenus, Inc.(a)	400	1,816
Agios Pharmaceuticals, Inc.(a)	168	10,907
Aimmune Therapeutics, Inc.(a)	100	1,845
Akebia Therapeutics, Inc.(a)	200	2,584
Alder Biopharmaceuticals, Inc.(a)	152	5,021
Alkermes PLC(a)	1,011	80,253
Alnylam Pharmaceuticals, Inc.(a)	507	47,729
AMAG Pharmaceuticals, Inc.(a)	200	6,038
Amicus Therapeutics, Inc.(a)	841	8,158
Anacor Pharmaceuticals, Inc.(a)	282	31,857
Anthera Pharmaceuticals, Inc.(a)	200	928
Applied Genetic Technologies Corp.(a)	87	1,775
Ardelyx, Inc.(a)	100	1,812
Arena Pharmaceuticals, Inc.(a)	1,200	2,280
ARIAD Pharmaceuticals, Inc.(a)	1,200	7,500
Array BioPharma, Inc.(a)	1,083	4,570
Arrowhead Research Corp.(a)	300	1,845
Atara Biotherapeutics, Inc.(a)	100	2,641
Avalanche Biotechnologies, Inc.(a)	100	952
Axovant Sciences, Ltd.(a)	137	2,470
Bellicum Pharmaceuticals, Inc.(a)	82	1,662
BioCryst Pharmaceuticals, Inc.(a)	400	4,128
BioMarin Pharmaceutical, Inc.(a)	1,089	114,084
BioSpecifics Technologies Corp.(a)	26	1,117
BioTime, Inc.(a)	500	2,050
Bluebird Bio, Inc.(a)	248	15,927
Blueprint Medicines Corp.(a)	100	2,634
Cara Therapeutics, Inc.(a)	100	1,686
Catalyst Pharmaceuticals, Inc.(a)	400	980
Celldex Therapeutics, Inc.(a)	700	10,976
Cellular Biomedicine Group, Inc.(a)	100	2,149
Cepheid(a)	500	18,265
ChemoCentryx, Inc.(a)	300	2,430
Chimerix, Inc.(a)	297	2,658
Clovis Oncology, Inc.(a)	180	6,300
Coherus Biosciences, Inc.(a)	200	4,592
Concert Pharmaceuticals, Inc.(a)	100	1,897
CTI BioPharma Corp.(a)	800	984
Curis, Inc.(a)	600	1,746
Cytokinetics, Inc.(a)	200	2,092
CytomX Therapeutics, Inc.(a)	76	1,586
CytRx Corp.(a)	657	1,741
Dicerna Pharmaceuticals, Inc.(a)	100	1,187
Dyax Corp.(a)	960	36,115
Dynavax Technologies Corp.(a)	238	5,750
Eagle Pharmaceuticals, Inc.(a)	64	5,675
Emergent BioSolutions, Inc.(a)	200	8,002
Enanta Pharmaceuticals, Inc.(a)	100	3,302
Epizyme, Inc.(a)	238	3,813
Esperion Therapeutics, Inc.(a)	100	2,226
Exact Sciences Corp.(a)	704	6,498
Exelixis, Inc.(a)	1,509	8,511
FibroGen, Inc.(a)	300	9,141
Five Prime Therapeutics, Inc.(a)	147	6,100
Flexion Therapeutics, Inc.(a)	100	1,927
Foundation Medicine, Inc.(a)	100	2,106
Galena Biopharma, Inc.(a)	800	1,176
Genocea Biosciences, Inc.(a)	100	527
Genomic Health, Inc.(a)	100	3,520
Geron Corp.(a)	1,183	5,726
Global Blood Therapeutics, Inc.(a)	38	1,228
Halozyme Therapeutics, Inc.(a)	752	13,032
Heron Therapeutics, Inc.(a)	217	5,794

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Biotechnology – (continued)
Idera Pharmaceuticals, Inc.(a)	600	$1,854
Ignyta, Inc.(a)	100	1,340
Immune Design Corp.(a)	100	2,008
ImmunoGen, Inc.(a)	600	8,142
Immunomedics, Inc.(a)	500	1,535
Incyte Corp.(a)	1,062	115,174
Infinity Pharmaceuticals, Inc.(a)	300	2,355
Inovio Pharmaceuticals, Inc.(a)	400	2,688
Insmed, Inc.(a)	400	7,260
Insys Therapeutics, Inc.(a)	153	4,380
Intercept Pharmaceuticals, Inc.(a)	111	16,578
Intrexon Corp.(a)	341	10,281
Ionis Pharmaceuticals, Inc.(a)	853	52,826
Ironwood Pharmaceuticals, Inc.(a)	900	10,431
Juno Therapeutics, Inc.(a)	100	4,397
Karyopharm Therapeutics, Inc.(a)	100	1,325
Keryx Biopharmaceuticals, Inc.(a)	803	4,055
Kite Pharma, Inc.(a)	188	11,585
La Jolla Pharmaceutical Co.(a)	100	2,700
Lexicon Pharmaceuticals, Inc.(a)	321	4,272
Ligand Pharmaceuticals, Inc.(a)	124	13,444
Lion Biotechnologies, Inc.(a)	200	1,544
Loxo Oncology, Inc.(a)	77	2,191
MacroGenics, Inc.(a)	200	6,194
MannKind Corp.(a)	1,300	1,885
Medivation, Inc.(a)	1,075	51,965
Merrimack Pharmaceuticals, Inc.(a)	805	6,359
MiMedx Group, Inc.(a)	793	7,430
Mirati Therapeutics, Inc.(a)	100	3,160
Momenta Pharmaceuticals, Inc.(a)	400	5,936
Myriad Genetics, Inc.(a)	451	19,465
Navidea Biopharmaceuticals, Inc.(a)	800	1,064
Neurocrine Biosciences, Inc.(a)	588	33,263
NewLink Genetics Corp.(a)	158	5,750
Northwest Biotherapeutics, Inc.(a)	200	640
Novavax, Inc.(a)	1,800	15,102
Ocata Therapeutics, Inc.(a)	300	2,526
OncoMed Pharmaceuticals, Inc.(a)	100	2,254
Oncothyreon, Inc.(a)	500	1,110
Ophthotech Corp.(a)	154	12,094
OPKO Health, Inc.(a)	2,023	20,331
Orexigen Therapeutics, Inc.(a)	500	860
Organovo Holdings, Inc.(a)	500	1,245
Osiris Therapeutics, Inc.	100	1,038
Otonomy, Inc.(a)	100	2,775
OvaScience, Inc.(a)	100	977
PDL BioPharma, Inc.	1,255	4,443
Peregrine Pharmaceuticals, Inc.(a)	1,500	1,755
Pfenex, Inc.(a)	100	1,238
Portola Pharmaceuticals, Inc.(a)	341	17,544
Progenics Pharmaceuticals, Inc.(a)	400	2,452
Prothena Corp. PLC(a)	200	13,622
PTC Therapeutics, Inc.(a)	200	6,480
Puma Biotechnology, Inc.(a)	162	12,701
Radius Health, Inc.(a)	215	13,231
Raptor Pharmaceutical Corp.(a)	400	2,080
Regulus Therapeutics, Inc.(a)	300	2,616
Repligen Corp.(a)	200	5,658
Retrophin, Inc.(a)	200	3,858
Rigel Pharmaceuticals, Inc.(a)	700	2,121
Sage Therapeutics, Inc.(a)	100	5,830
Sangamo BioSciences, Inc.(a)	400	3,652
Sarepta Therapeutics, Inc.(a)	300	11,574
Seattle Genetics, Inc.(a)	700	31,416
Seres Therapeutics, Inc.(a)	46	1,614
Sorrento Therapeutics, Inc.(a)	100	871
Spark Therapeutics, Inc.(a)	42	1,903
Spectrum Pharmaceuticals, Inc.(a)	300	1,809
Synergy Pharmaceuticals, Inc.(a)	500	2,835
TESARO, Inc.(a)	149	7,796
TG Therapeutics, Inc.(a)	200	2,386
Threshold Pharmaceuticals, Inc.(a)	300	144
Trevena, Inc.(a)	200	2,100
Trovagene, Inc.(a)	200	1,080
Ultragenyx Pharmaceutical, Inc.(a)	265	29,728
United Therapeutics Corp.(a)	316	49,489
Vanda Pharmaceuticals, Inc.(a)	200	1,862
Verastem, Inc.(a)	200	372
Versartis, Inc.(a)	100	1,239
Vitae Pharmaceuticals, Inc.(a)	130	2,353
Vital Therapies, Inc.(a)	100	1,152
Xencor, Inc.(a)	185	2,705
Zafgen, Inc.(a)	100	629
ZIOPHARM Oncology, Inc.(a)	800	6,648

		1,360,566

Building Products – 1.1%
AAON, Inc.	300	6,966
Advanced Drainage Systems, Inc.	200	4,806
American Woodmark Corp.(a)	83	6,638
AO Smith Corp.	509	38,995
Apogee Enterprises, Inc.	209	9,094
Armstrong World Industries, Inc.(a)	255	11,661
Builders FirstSource, Inc.(a)	400	4,432
Continental Building Products, Inc.(a)	200	3,492
Fortune Brands Home & Security, Inc.	1,087	60,329
Gibraltar Industries, Inc.(a)	200	5,088
Griffon Corp.	200	3,560
Insteel Industries, Inc.	100	2,092
Lennox International, Inc.	278	34,722
Masonite International Corp.(a)	200	12,246
NCI Building Systems, Inc.(a)	228	2,830
Nortek, Inc.(a)	50	2,181
Owens Corning	809	38,047
Patrick Industries, Inc.(a)	100	4,350
PGT, Inc.(a)	400	4,556
Ply Gem Holdings, Inc.(a)	100	1,254
Quanex Building Products Corp.	200	4,170
Simpson Manufacturing Co., Inc.	300	10,245
Trex Co., Inc.(a)	200	7,608
Universal Forest Products, Inc.	131	8,956
USG Corp.(a)	600	14,574

		302,892

Capital Markets – 1.7%
Arlington Asset Investment Corp. Class A	100	1,323
Artisan Partners Asset Management, Inc. Class A	255	9,195
Associated Capital Group, Inc. Class A(a)	33	1,007

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
BGC Partners, Inc. Class A	1,200	$11,772
Calamos Asset Management, Inc. Class A	100	968
Cohen & Steers, Inc.	155	4,724
Cowen Group, Inc. Class A(a)	600	2,298
Diamond Hill Investment Group, Inc.	16	3,024
Eaton Vance Corp.	800	25,944
Evercore Partners, Inc. Class A	243	13,139
Federated Investors, Inc. Class B	600	17,190
Financial Engines, Inc.	366	12,323
GAMCO Investors, Inc. Class A	33	1,024
Greenhill & Co., Inc.	217	6,208
HFF, Inc. Class A	246	7,643
Houlihan Lokey, Inc.	100	2,621
Interactive Brokers Group, Inc. Class A	400	17,440
INTL. FCStone, Inc.(a)	100	3,346
Investment Technology Group, Inc.	200	3,404
Janus Capital Group, Inc.	1,000	14,090
KCG Holdings, Inc. Class A(a)	200	2,462
Ladenburg Thalmann Financial Services, Inc.(a)	500	1,380
Lazard, Ltd. Class A	863	38,844
LPL Financial Holdings, Inc.	550	23,458
Moelis & Co. Class A	100	2,918
NorthStar Asset Management Group, Inc.	1,300	15,782
OM Asset Management PLC	100	1,533
Oppenheimer Holdings, Inc. Class A	100	1,738
Piper Jaffray Cos.(a)	100	4,040
Raymond James Financial, Inc.	900	52,173
Safeguard Scientifics, Inc.(a)	100	1,451
SEI Investments Co.	952	49,885
Stifel Financial Corp.(a)	454	19,231
TD Ameritrade Holding Corp.	1,811	62,860
Virtu Financial, Inc. Class A	100	2,264
Virtus Investment Partners, Inc.	50	5,873
Waddell & Reed Financial, Inc. Class A	539	15,448
Westwood Holdings Group, Inc.	40	2,084
WisdomTree Investments, Inc.	800	12,544

		474,651

Chemicals – 2.2%
A Schulman, Inc.	190	5,822
Albemarle Corp.	800	44,808
American Vanguard Corp.	152	2,130
Ashland, Inc.	432	44,366
Axalta Coating Systems, Ltd.(a)	700	18,655
Axiall Corp.	501	7,715
Balchem Corp.	200	12,160
Cabot Corp.	440	17,987
Calgon Carbon Corp.	300	5,175
Celanese Corp. Series A	1,044	70,293
Chase Corp.	37	1,507
Chemours Co.	1,300	6,968
Chemtura Corp.(a)	471	12,844
Ferro Corp.(a)	542	6,027
Flotek Industries, Inc.(a)	300	3,432
FutureFuel Corp.	200	2,700
Hawkins, Inc.	100	3,577
HB Fuller Co.	354	12,910
Huntsman Corp.	1,400	15,918
Innophos Holdings, Inc.	100	2,898
Innospec, Inc.	174	9,450
Intrepid Potash, Inc.(a)	300	885
KMG Chemicals, Inc.	100	2,302
Koppers Holdings, Inc.	100	1,825
Kraton Performance Polymers, Inc.(a)	200	3,322
LSB Industries, Inc.(a)	100	725
Minerals Technologies, Inc.	243	11,144
NewMarket Corp.	55	20,940
Olin Corp.	1,100	18,986
OMNOVA Solutions, Inc.(a)	200	1,226
Platform Specialty Products Corp.(a)	900	11,547
PolyOne Corp.	600	19,056
Quaker Chemical Corp.	100	7,726
Rayonier Advanced Materials, Inc.	200	1,958
RPM International, Inc.	913	40,227
Scotts Miracle-Gro Co. Class A	293	18,902
Senomyx, Inc.(a)	200	754
Sensient Technologies Corp.	304	19,097
Stepan Co.	142	7,056
Trecora Resources(a)	100	1,239
Tredegar Corp.	207	2,819
Trinseo SA(a)	100	2,820
Tronox, Ltd. Class A	300	1,173
Valspar Corp.	556	46,120
Westlake Chemical Corp.	280	15,210
WR Grace & Co.(a)	497	49,496

		613,897

Commercial Services & Supplies – 1.5%
ABM Industries, Inc.	400	11,388
ACCO Brands Corp.(a)	816	5,818
ARC Document Solutions, Inc.(a)	200	884
Brady Corp. Class A	300	6,894
Brink’s Co.	354	10,216
Casella Waste Systems, Inc. Class A(a)	200	1,196
CECO Environmental Corp.	156	1,198
Civeo Corp.	600	852
Clean Harbors, Inc.(a)	400	16,660
Copart, Inc.(a)	860	32,689
Covanta Holding Corp.	800	12,392
Deluxe Corp.	345	18,816
Ennis, Inc.	200	3,850
Essendant, Inc.	249	8,095
G&K Services, Inc. Class A	130	8,177
Healthcare Services Group, Inc.	465	16,215
Heritage-Crystal Clean, Inc.(a)	100	1,060
Herman Miller, Inc.	400	11,480
HNI Corp.	289	10,421
InnerWorkings, Inc.(a)	200	1,500
Interface, Inc.	400	7,656
KAR Auction Services, Inc.	973	36,030
Kimball International, Inc. Class B	200	1,954
Knoll, Inc.	300	5,640
Matthews International Corp. Class A	231	12,347
McGrath RentCorp	200	5,038
Mobile Mini, Inc.	300	9,339
MSA Safety, Inc.	211	9,172
Multi-Color Corp.	100	5,981

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Commercial Services & Supplies – (continued)
Quad/Graphics, Inc.	100	$930
Rollins, Inc.	663	17,172
RR Donnelley & Sons Co.	1,400	20,608
SP Plus Corp.(a)	100	2,390
Steelcase, Inc. Class A	600	8,940
Team, Inc.(a)	157	5,018
Tetra Tech, Inc.	400	10,408
TRC Cos., Inc.(a)	100	925
UniFirst Corp.	100	10,420
US Ecology, Inc.	141	5,138
Viad Corp.	154	4,347
Waste Connections, Inc.	847	47,703
West Corp.	373	8,046

		415,003

Communications Equipment – 1.4%
ADTRAN, Inc.	300	5,166
Alliance Fiber Optic Products, Inc.	100	1,516
Applied Optoelectronics, Inc.(a)	100	1,716
Arista Networks, Inc.(a)	235	18,292
ARRIS Group, Inc.(a)	1,200	36,684
Bel Fuse, Inc. Class B	100	1,729
Black Box Corp.	100	953
Brocade Communications Systems, Inc.	2,800	25,704
CalAmp Corp.(a)	200	3,986
Calix, Inc.(a)	200	1,574
Ciena Corp.(a)	800	16,552
Clearfield, Inc.(a)	100	1,341
CommScope Holding Co., Inc.(a)	726	18,796
Comtech Telecommunications Corp.	100	2,009
Digi International, Inc.(a)	200	2,276
EchoStar Corp. Class A(a)	287	11,225
Extreme Networks, Inc.(a)	500	2,040
Finisar Corp.(a)	700	10,178
Harmonic, Inc.(a)	500	2,035
Infinera Corp.(a)	900	16,308
InterDigital, Inc.	300	14,712
Ixia(a)	400	4,972
KVH Industries, Inc.(a)	166	1,564
Lumentum Holdings, Inc.(a)	300	6,606
NETGEAR, Inc.(a)	200	8,382
NetScout Systems, Inc.(a)	600	18,420
Oclaro, Inc.(a)	500	1,740
Palo Alto Networks, Inc.(a)	493	86,837
Plantronics, Inc.	248	11,760
Polycom, Inc.(a)	900	11,331
Ruckus Wireless, Inc.(a)	559	5,987
ShoreTel, Inc.(a)	490	4,336
Sonus Networks, Inc.(a)	300	2,139
Ubiquiti Networks, Inc.(a)	200	6,338
ViaSat, Inc.(a)	276	16,839
Viavi Solutions, Inc.(a)	1,600	9,744

		391,787

Construction & Engineering – 0.5%
AECOM(a)	1,000	30,030
Aegion Corp.(a)	200	3,862
Argan, Inc.	100	3,240
Chicago Bridge & Iron Co. NV	657	25,616
Comfort Systems USA, Inc.	243	6,906
Dycom Industries, Inc.(a)	235	16,441
EMCOR Group, Inc.	407	19,552
Furmanite Corp.(a)	200	1,332
Granite Construction, Inc.	256	10,985
Great Lakes Dredge & Dock Corp.(a)	300	1,188
KBR, Inc.	1,000	16,920
MasTec, Inc.(a)	400	6,952
MYR Group, Inc.(a)	100	2,061
Primoris Services Corp.	286	6,301
Tutor Perini Corp.(a)	200	3,348

		154,734

Construction Materials – 0.1%
Eagle Materials, Inc.	345	20,849
Headwaters, Inc.(a)	500	8,435
Summit Materials, Inc. Class A(a)	203	4,068
US Concrete, Inc.(a)	100	5,266

		38,618

Consumer Finance – 0.6%
Ally Financial, Inc.(a)	3,230	60,207
Cash America International, Inc.	200	5,990
Credit Acceptance Corp.(a)	55	11,771
Encore Capital Group, Inc.(a)	192	5,583
Enova International, Inc.(a)	100	661
EZCORP, Inc. Class A(a)	300	1,497
First Cash Financial Services, Inc.(a)	206	7,711
Green Dot Corp. Class A(a)	300	4,926
LendingClub Corp.(a)	500	5,525
Nelnet, Inc. Class A	154	5,170
OneMain Holdings, Inc.(a)	362	15,037
PRA Group, Inc.(a)	314	10,893
Regional Management Corp.(a)	100	1,547
Santander Consumer USA Holdings, Inc.(a)	600	9,510
SLM Corp.(a)	2,800	18,256
World Acceptance Corp.(a)	37	1,373

		165,657

Containers & Packaging – 0.9%
AEP Industries, Inc.(a)	21	1,620
AptarGroup, Inc.	431	31,312
Bemis Co., Inc.	655	29,272
Berry Plastics Group, Inc.(a)	822	29,740
Crown Holdings, Inc.(a)	952	48,266
Graphic Packaging Holding Co.	2,200	28,226
Greif, Inc. Class A	200	6,162
Multi Packaging Solutions International, Ltd.(a)	100	1,735
Myers Industries, Inc.	100	1,332
Packaging Corp. of America	670	42,244
Silgan Holdings, Inc.	284	15,256
Sonoco Products Co.	695	28,405

		263,570

Distributors – 0.3%
Core-Mark Holding Co., Inc.	162	13,274
LKQ Corp.(a)	2,077	61,541
Pool Corp.	282	22,780
Weyco Group, Inc.	43	1,151

		98,746

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Diversified Consumer Services – 0.7%
2U, Inc.(a)	205	$5,736
American Public Education, Inc.(a)	100	1,861
Apollo Education Group, Inc.(a)	704	5,400
Ascent Capital Group, Inc. Class A(a)	100	1,672
Bright Horizons Family Solutions, Inc.(a)	242	16,166
Capella Education Co.	100	4,622
Career Education Corp.(a)	300	1,089
Carriage Services, Inc.	100	2,410
Chegg, Inc.(a)	400	2,692
DeVry Education Group, Inc.	400	10,124
Graham Holdings Co. Class B	23	11,154
Grand Canyon Education, Inc.(a)	306	12,277
Houghton Mifflin Harcourt Co.(a)	900	19,602
K12, Inc.(a)	200	1,760
LifeLock, Inc.(a)	600	8,610
Regis Corp.(a)	307	4,344
Service Corp. International	1,354	35,231
ServiceMaster Global Holdings, Inc.(a)	668	26,212
Sotheby’s	400	10,304
Strayer Education, Inc.(a)	71	4,268
Weight Watchers International, Inc.(a)	200	4,560

		190,094

Diversified Financial Services – 0.8%
CBOE Holdings, Inc.	572	37,123
FactSet Research Systems, Inc.	286	46,495
FNFV Group(a)	600	6,738
GAIN Capital Holdings, Inc.	200	1,622
MarketAxess Holdings, Inc.	257	28,679
Morningstar, Inc.	136	10,936
MSCI, Inc.	701	50,563
NewStar Financial, Inc.(a)	100	898
PICO Holdings, Inc.(a)	100	1,032
Tiptree Financial, Inc. Class A	200	1,228
Voya Financial, Inc.	1,450	53,519

		238,833

Diversified Telecommunication Services – 0.4%
8x8, Inc.(a)	600	6,870
Atlantic Tele-Network, Inc.	67	5,241
Cincinnati Bell, Inc.(a)	1,569	5,648
Cogent Communications Holdings, Inc.	300	10,407
Consolidated Communications Holdings, Inc.	300	6,285
FairPoint Communications, Inc.(a)	100	1,607
General Communication, Inc. Class A(a)	200	3,956
Globalstar, Inc.(a)	3,400	4,896
Hawaiian Telcom Holdco, Inc.(a)	100	2,486
IDT Corp. Class B	100	1,166
inContact, Inc.(a)	473	4,512
Inteliquent, Inc.	200	3,554
Intelsat SA(a)	147	612
Iridium Communications, Inc.(a)	619	5,206
Lumos Networks Corp.	100	1,120
ORBCOMM, Inc.(a)	300	2,172
pdvWireless, Inc.(a)	100	2,750
Straight Path Communications, Inc. Class B(a)	100	1,714
Vonage Holdings Corp.(a)	1,300	7,462
Windstream Holdings, Inc.	758	4,882
Zayo Group Holdings, Inc.(a)	933	24,809

		107,355

Electric Utilities – 1.1%
ALLETE, Inc.	317	16,113
Avangrid, Inc.(a)	400	15,360
Cleco Corp.	393	20,519
El Paso Electric Co.	263	10,125
Empire District Electric Co.	300	8,421
Great Plains Energy, Inc.	1,063	29,031
Hawaiian Electric Industries, Inc.	698	20,207
IDACORP, Inc.	327	22,236
ITC Holdings Corp.	1,063	41,723
MGE Energy, Inc.	246	11,414
OGE Energy Corp.	1,369	35,991
Otter Tail Corp.	276	7,350
PNM Resources, Inc.	556	16,997
Portland General Electric Co.	600	21,822
Unitil Corp.	100	3,588
Westar Energy, Inc.	967	41,010

		321,907

Electrical Equipment – 0.8%
Acuity Brands, Inc.	296	69,205
Allied Motion Technologies, Inc.	62	1,623
AZZ, Inc.	184	10,225
Babcock & Wilcox Enterprises, Inc.(a)	387	8,077
Encore Wire Corp.	154	5,712
EnerSys	289	16,164
Franklin Electric Co., Inc.	349	9,433
FuelCell Energy, Inc.(a)	116	575
Generac Holdings, Inc.(a)	449	13,367
General Cable Corp.	400	5,372
Hubbell, Inc.	395	39,911
LSI Industries, Inc.	200	2,438
Plug Power, Inc.(a)	900	1,899
Powell Industries, Inc.	100	2,603
PowerSecure International, Inc.(a)	100	1,505
Regal Beloit Corp.	291	17,029
SolarCity Corp.(a)	400	20,408
Sunrun, Inc.(a)	100	1,177
Thermon Group Holdings, Inc.(a)	200	3,384
Vicor Corp.(a)	170	1,550

		231,657

Electronic Equipment, Instruments & Components – 2.3%
Agilysys, Inc.(a)	157	1,568
Anixter International, Inc.(a)	186	11,233
Arrow Electronics, Inc.(a)	639	34,621
Avnet, Inc.	930	39,841
AVX Corp.	300	3,642
Badger Meter, Inc.	100	5,859
Belden, Inc.	276	13,160
Benchmark Electronics, Inc.(a)	380	7,855
CDW Corp.	904	38,004
Checkpoint Systems, Inc.	200	1,254
Cognex Corp.	566	19,114
Coherent, Inc.(a)	170	11,069
Control4 Corp.(a)	212	1,541
CTS Corp.	200	3,528
Daktronics, Inc.	200	1,744

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Dolby Laboratories, Inc. Class A	351	$11,811
DTS, Inc.(a)	100	2,258
Electro Rent Corp.	171	1,573
ePlus, Inc.(a)	29	2,705
Fabrinet(a)	200	4,764
FARO Technologies, Inc.(a)	100	2,952
FEI Co.	269	21,463
Fitbit, Inc. Class A(a)	300	8,877
GSI Group, Inc.(a)	200	2,724
II-VI, Inc.(a)	384	7,127
Ingram Micro, Inc. Class A	1,073	32,598
Insight Enterprises, Inc.(a)	252	6,330
InvenSense, Inc.(a)	575	5,882
IPG Photonics Corp.(a)	225	20,061
Itron, Inc.(a)	250	9,045
Jabil Circuit, Inc.	1,300	30,277
Keysight Technologies, Inc.(a)	1,161	32,891
Kimball Electronics, Inc.(a)	244	2,682
Knowles Corp.(a)	568	7,571
Littelfuse, Inc.	146	15,623
Mercury Systems, Inc.(a)	200	3,672
Mesa Laboratories, Inc.	15	1,492
Methode Electronics, Inc.	249	7,926
MTS Systems Corp.	100	6,341
Multi-Fineline Electronix, Inc.(a)	92	1,903
National Instruments Corp.	772	22,149
Newport Corp.(a)	303	4,809
OSI Systems, Inc.(a)	129	11,437
Park Electrochemical Corp.	100	1,506
PC Connection, Inc.	100	2,264
Plexus Corp.(a)	200	6,984
RealD, Inc.(a)	200	2,110
Rofin-Sinar Technologies, Inc.(a)	200	5,356
Rogers Corp.(a)	136	7,013
Sanmina Corp.(a)	510	10,496
ScanSource, Inc.(a)	209	6,734
SYNNEX Corp.	186	16,727
Tech Data Corp.(a)	239	15,865
Trimble Navigation, Ltd.(a)	1,778	38,138
TTM Technologies, Inc.(a)	300	1,953
Universal Display Corp.(a)	261	14,209
Vishay Intertechnology, Inc.	900	10,845
Vishay Precision Group, Inc.(a)	100	1,132
Zebra Technologies Corp. Class A(a)	337	23,472

		647,780

Energy Equipment & Services – 1.0%
Archrock, Inc.	400	3,008
Atwood Oceanics, Inc.	500	5,115
Basic Energy Services, Inc.(a)	200	536
Bristow Group, Inc.	200	5,180
C&J Energy Services, Ltd.(a)	300	1,428
CARBO Ceramics, Inc.	100	1,720
Dril-Quip, Inc.(a)	253	14,985
Era Group, Inc.(a)	100	1,115
Exterran Corp.(a)	200	3,210
Fairmount Santrol Holdings, Inc.(a)	300	705
Forum Energy Technologies, Inc.(a)	439	5,470
Frank’s International NV	200	3,338
Geospace Technologies Corp.(a)	100	1,407
Gulfmark Offshore, Inc. Class A	200	934
Helix Energy Solutions Group, Inc.(a)	809	4,255
Hornbeck Offshore Services, Inc.(a)	200	1,988
Matrix Service Co.(a)	200	4,108
McDermott International, Inc.(a)	1,700	5,695
Nabors Industries, Ltd.	2,187	18,611
Natural Gas Services Group, Inc.(a)	100	2,230
Newpark Resources, Inc.(a)	400	2,112
Noble Corp. PLC	1,600	16,880
Oceaneering International, Inc.	681	25,551
Oil States International, Inc.(a)	367	10,001
Parker Drilling Co.(a)	600	1,092
Patterson-UTI Energy, Inc.	1,000	15,080
PHI, Inc. NVDR(a)	100	1,641
Pioneer Energy Services Corp.(a)	500	1,085
RigNet, Inc.(a)	100	2,069
Rowan Cos. PLC Class A	800	13,560
RPC, Inc.	432	5,163
SEACOR Holdings, Inc.(a)	133	6,991
Seadrill, Ltd.(a)	2,500	8,475
Superior Energy Services, Inc.	1,000	13,470
Tesco Corp.	200	1,448
TETRA Technologies, Inc.(a)	518	3,895
Tidewater, Inc.	300	2,088
Unit Corp.(a)	300	3,660
US Silica Holdings, Inc.	388	7,267
Weatherford International PLC(a)	5,236	43,930

		270,496

Food & Staples Retailing – 0.7%
Andersons, Inc.	185	5,852
Casey’s General Stores, Inc.	267	32,160
Chefs’ Warehouse, Inc.(a)	100	1,668
Fresh Market, Inc.(a)	300	7,026
Ingles Markets, Inc. Class A	100	4,408
Natural Grocers by Vitamin Cottage, Inc.(a)	100	2,037
Performance Food Group Co.(a)	100	2,314
PriceSmart, Inc.	127	10,540
Rite Aid Corp.(a)	6,728	52,747
Smart & Final Stores, Inc.(a)	195	3,551
SpartanNash Co.	300	6,492
Sprouts Farmers Market, Inc.(a)	1,000	26,590
SUPERVALU, Inc.(a)	1,800	12,204
United Natural Foods, Inc.(a)	348	13,697
Village Super Market, Inc. Class A	69	1,818
Weis Markets, Inc.	72	3,190

		186,294

Food Products – 1.6%
Amplify Snack Brands, Inc.(a)	147	1,693
B&G Foods, Inc.	400	14,008
Blue Buffalo Pet Products, Inc.(a)	292	5,463
Boulder Brands, Inc.(a)	300	3,294
Bunge, Ltd.	978	66,778
Cal-Maine Foods, Inc.	200	9,268
Calavo Growers, Inc.	100	4,900
Darling Ingredients, Inc.(a)	1,100	11,572
Dean Foods Co.	600	10,290
Diamond Foods, Inc.(a)	200	7,710
Farmer Brothers Co.(a)	50	1,614
Flowers Foods, Inc.	1,131	24,305

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Fresh Del Monte Produce, Inc.	239	$9,292
Freshpet, Inc.(a)	100	849
Hain Celestial Group, Inc.(a)	679	27,425
Ingredion, Inc.	487	46,674
J&J Snack Foods Corp.	100	11,667
John B Sanfilippo & Son, Inc.	43	2,323
Lancaster Colony Corp.	121	13,971
Landec Corp.(a)	100	1,183
Limoneira Co.	100	1,494
Omega Protein Corp.(a)	171	3,796
Pilgrim’s Pride Corp.	400	8,836
Pinnacle Foods, Inc.	800	33,968
Post Holdings, Inc.(a)	425	26,223
Sanderson Farms, Inc.	159	12,326
Seaboard Corp.(a)	2	5,789
Seneca Foods Corp. Class A(a)	49	1,420
Snyder’s-Lance, Inc.	317	10,873
Tootsie Roll Industries, Inc.	100	3,159
TreeHouse Foods, Inc.(a)	297	23,303
WhiteWave Foods Co.(a)	1,200	46,692

		452,158

Gas Utilities – 1.0%
Atmos Energy Corp.	668	42,111
Chesapeake Utilities Corp.	100	5,675
Laclede Group, Inc.	280	16,635
National Fuel Gas Co.	549	23,470
New Jersey Resources Corp.	556	18,326
Northwest Natural Gas Co.	197	9,970
ONE Gas, Inc.	400	20,068
Piedmont Natural Gas Co., Inc.	542	30,905
Questar Corp.	1,200	23,376
South Jersey Industries, Inc.	485	11,407
Southwest Gas Corp.	304	16,768
UGI Corp.	1,182	39,904
WGL Holdings, Inc.	323	20,346

		278,961

Health Care Equipment & Supplies – 3.0%
Abaxis, Inc.	200	11,136
Abiomed, Inc.(a)	288	26,001
Accuray, Inc.(a)	400	2,700
Alere, Inc.(a)	553	21,617
Align Technology, Inc.(a)	540	35,559
Analogic Corp.	81	6,691
AngioDynamics, Inc.(a)	100	1,214
Anika Therapeutics, Inc.(a)	100	3,816
Antares Pharma, Inc.(a)	800	968
AtriCure, Inc.(a)	200	4,488
Atrion Corp.	7	2,668
Cantel Medical Corp.	240	14,914
Cardiovascular Systems, Inc.(a)	200	3,024
Cerus Corp.(a)	500	3,160
ConforMIS, Inc.(a)	100	1,729
CONMED Corp.	201	8,854
Cooper Cos., Inc.	330	44,286
CryoLife, Inc.	200	2,156
Cutera, Inc.(a)	100	1,279
Cynosure, Inc. Class A(a)	200	8,934
DexCom, Inc.(a)	543	44,472
Endologix, Inc.(a)	523	5,178
Exactech, Inc.(a)	100	1,815
GenMark Diagnostics, Inc.(a)	200	1,552
Glaukos Corp.(a)	68	1,679
Globus Medical, Inc. Class A(a)	458	12,741
Greatbatch, Inc.(a)	183	9,607
Haemonetics Corp.(a)	366	11,800
Halyard Health, Inc.(a)	300	10,023
HeartWare International, Inc.(a)	100	5,040
Hill-Rom Holdings, Inc.	368	17,686
Hologic, Inc.(a)	1,698	65,696
ICU Medical, Inc.(a)	100	11,278
IDEXX Laboratories, Inc.(a)	640	46,669
Inogen, Inc.(a)	100	4,009
Insulet Corp.(a)	400	15,124
Integra LifeSciences Holdings Corp.(a)	199	13,488
Invacare Corp.	200	3,478
InVivo Therapeutics Holdings Corp.(a)	100	720
K2M Group Holdings, Inc.(a)	100	1,974
LDR Holding Corp.(a)	136	3,415
LeMaitre Vascular, Inc.	100	1,725
LivaNova PLC(a)	287	17,039
Masimo Corp.(a)	284	11,789
Meridian Bioscience, Inc.	300	6,156
Merit Medical Systems, Inc.(a)	300	5,577
Natus Medical, Inc.(a)	234	11,244
Neogen Corp.(a)	241	13,621
Nevro Corp.(a)	100	6,751
Novocure, Ltd.(a)	55	1,230
NuVasive, Inc.(a)	314	16,990
NxStage Medical, Inc.(a)	400	8,764
OraSure Technologies, Inc.(a)	300	1,932
Orthofix International NV(a)	140	5,489
Oxford Immunotec Global PLC(a)	100	1,150
Penumbra, Inc.(a)	41	2,206
Quidel Corp.(a)	200	4,240
ResMed, Inc.	962	51,650
Rockwell Medical, Inc.(a)	300	3,072
RTI Surgical, Inc.(a)	300	1,191
Second Sight Medical Products, Inc.(a)	100	589
Sirona Dental Systems, Inc.(a)	380	41,637
Spectranetics Corp.(a)	322	4,849
STAAR Surgical Co.(a)	200	1,428
STERIS PLC	583	43,923
SurModics, Inc.(a)	100	2,027
Tandem Diabetes Care, Inc.(a)	100	1,181
Teleflex, Inc.	285	37,463
Utah Medical Products, Inc.	37	2,166
Vascular Solutions, Inc.(a)	100	3,439
West Pharmaceutical Services, Inc.	495	29,809
Wright Medical Group NV(a)	609	14,726
Zeltiq Aesthetics, Inc.(a)	200	5,706

		853,397

Health Care Providers & Services – 2.1%
AAC Holdings, Inc.(a)	100	1,906
Acadia Healthcare Co., Inc.(a)	336	20,987
Aceto Corp.	200	5,396
Addus HomeCare Corp.(a)	67	1,560
Adeptus Health, Inc. Class A(a)	32	1,745
Air Methods Corp.(a)	255	10,692
Almost Family, Inc.(a)	37	1,415

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – (continued)
Amedisys, Inc.(a)	205	$8,061
AMN Healthcare Services, Inc.(a)	348	10,805
Amsurg Corp.(a)	352	26,752
BioTelemetry, Inc.(a)	100	1,168
Brookdale Senior Living, Inc.(a)	1,260	23,260
Capital Senior Living Corp.(a)	200	4,172
Centene Corp.(a)	849	55,873
Chemed Corp.	118	17,676
Civitas Solutions, Inc.(a)	100	2,879
Community Health Systems, Inc.(a)	767	20,349
CorVel Corp.(a)	45	1,976
Cross Country Healthcare, Inc.(a)	200	3,278
Diplomat Pharmacy, Inc.(a)	263	9,000
Ensign Group, Inc.	370	8,373
Envision Healthcare Holdings, Inc.(a)	1,276	33,138
ExamWorks Group, Inc.(a)	300	7,980
Genesis Healthcare, Inc.(a)	200	694
Hanger, Inc.(a)	200	3,290
Health Net, Inc.(a)	529	36,215
HealthEquity, Inc.(a)	263	6,593
HealthSouth Corp.	600	20,886
Healthways, Inc.(a)	200	2,574
Kindred Healthcare, Inc.	600	7,146
Landauer, Inc.	100	3,292
LHC Group, Inc.(a)	100	4,529
LifePoint Health, Inc.(a)	288	21,139
Magellan Health, Inc.(a)	162	9,989
MEDNAX, Inc.(a)	640	45,862
Molina Healthcare, Inc.(a)	254	15,273
National HealthCare Corp.	66	4,072
National Research Corp. Class A	100	1,604
Owens & Minor, Inc.	438	15,759
PharMerica Corp.(a)	200	7,000
Premier, Inc. Class A(a)	245	8,641
Providence Service Corp.(a)	100	4,692
RadNet, Inc.(a)	200	1,236
Select Medical Holdings Corp.	700	8,337
Surgery Partners, Inc.(a)	100	2,049
Surgical Care Affiliates, Inc.(a)	163	6,489
Team Health Holdings, Inc.(a)	468	20,541
Teladoc, Inc.(a)	92	1,652
Triple-S Management Corp. Class B(a)	189	4,519
Trupanion, Inc.(a)	169	1,649
Universal American Corp.	300	2,100
US Physical Therapy, Inc.	100	5,368
VCA, Inc.(a)	565	31,075
WellCare Health Plans, Inc.(a)	285	22,290

		604,996

Health Care Technology – 0.6%
Allscripts Healthcare Solutions, Inc.(a)	1,200	18,456
athenahealth, Inc.(a)	264	42,496
Castlight Health, Inc. Class B(a)	200	854
Computer Programs & Systems, Inc.	74	3,682
Evolent Health, Inc. Class A(a)	100	1,211
HealthStream, Inc.(a)	200	4,400
HMS Holdings Corp.(a)	641	7,910
IMS Health Holdings, Inc.(a)	900	22,923
Inovalon Holdings, Inc. Class A(a)	200	3,400
MedAssets, Inc.(a)	400	12,376
Medidata Solutions, Inc.(a)	359	17,695
Omnicell, Inc.(a)	264	8,205
Press Ganey Holdings, Inc.(a)	100	3,155
Quality Systems, Inc.	300	4,836
Veeva Systems, Inc. Class A(a)	500	14,425
Vocera Communications, Inc.(a)	134	1,635

		167,659

Hotels, Restaurants & Leisure – 3.3%
Aramark	1,345	43,376
Belmond, Ltd. Class A(a)	700	6,650
Biglari Holdings, Inc.(a)	10	3,258
BJ’s Restaurants, Inc.(a)	200	8,694
Bloomin’ Brands, Inc.	800	13,512
Bob Evans Farms, Inc.	200	7,770
Boyd Gaming Corp.(a)	500	9,935
Bravo Brio Restaurant Group, Inc.(a)	100	900
Brinker International, Inc.	397	19,036
Buffalo Wild Wings, Inc.(a)	123	19,637
Caesars Acquisition Co. Class A(a)	200	1,362
Caesars Entertainment Corp.(a)	300	2,367
Carrols Restaurant Group, Inc.(a)	200	2,348
Cheesecake Factory, Inc.	317	14,617
Choice Hotels International, Inc.	249	12,552
Churchill Downs, Inc.	83	11,744
Chuy’s Holdings, Inc.(a)	100	3,134
ClubCorp Holdings, Inc.	300	5,481
Cracker Barrel Old Country Store, Inc.	124	15,727
Dave & Buster’s Entertainment, Inc.(a)	148	6,178
Del Frisco’s Restaurant Group, Inc.(a)	100	1,602
Denny’s Corp.(a)	600	5,898
Diamond Resorts International, Inc.(a)	300	7,653
DineEquity, Inc.	121	10,245
Domino’s Pizza, Inc.	378	42,052
Dunkin’ Brands Group, Inc.	626	26,661
El Pollo Loco Holdings, Inc.(a)	100	1,263
Eldorado Resorts, Inc.(a)	200	2,200
Extended Stay America, Inc.	400	6,360
Fiesta Restaurant Group, Inc.(a)	199	6,686
Habit Restaurants, Inc. Class A(a)	100	2,306
Hilton Worldwide Holdings, Inc.	3,517	75,264
Hyatt Hotels Corp. Class A(a)	240	11,285
International Game Technology PLC	600	9,708
International Speedway Corp. Class A	206	6,946
Interval Leisure Group, Inc.	299	4,667
Isle of Capri Casinos, Inc.(a)	100	1,393
J Alexander’s Holdings, Inc.(a)	69	753
Jack in the Box, Inc.	242	18,564
Jamba, Inc.(a)	100	1,349
Krispy Kreme Doughnuts, Inc.(a)	500	7,535
La Quinta Holdings, Inc.(a)	600	8,166
Las Vegas Sands Corp.	2,450	107,408
Marcus Corp.	100	1,897
Marriott Vacations Worldwide Corp.	168	9,568
MGM Resorts International(a)	2,995	68,046
Monarch Casino & Resort, Inc.(a)	100	2,272
Noodles & Co.(a)	100	969
Norwegian Cruise Line Holdings, Ltd.(a)	897	52,564
Panera Bread Co. Class A(a)	174	33,892

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Papa John’s International, Inc.	188	$10,504
Penn National Gaming, Inc.(a)	500	8,010
Pinnacle Entertainment, Inc.(a)	400	12,448
Planet Fitness, Inc. Class A(a)	100	1,563
Popeyes Louisiana Kitchen, Inc.(a)	167	9,770
Potbelly Corp.(a)	100	1,171
Red Robin Gourmet Burgers, Inc.(a)	100	6,174
Ruby Tuesday, Inc.(a)	300	1,653
Ruth’s Hospitality Group, Inc.	200	3,184
Scientific Games Corp. Class A(a)	300	2,691
SeaWorld Entertainment, Inc.	490	9,648
Shake Shack, Inc. Class A(a)	30	1,188
Six Flags Entertainment Corp.	496	27,250
Sonic Corp.	370	11,955
Speedway Motorsports, Inc.	100	2,072
Texas Roadhouse, Inc.	455	16,275
Vail Resorts, Inc.	250	31,998
Wendy’s Co.	1,327	14,292
Wingstop, Inc.(a)	70	1,597
Zoe’s Kitchen, Inc.(a)	100	2,798

		919,691

Household Durables – 1.4%
Bassett Furniture Industries, Inc.	100	2,508
Beazer Homes USA, Inc.(a)	200	2,298
CalAtlantic Group, Inc.	500	18,960
Cavco Industries, Inc.(a)	66	5,499
Century Communities, Inc.(a)	100	1,771
CSS Industries, Inc.	100	2,838
Ethan Allen Interiors, Inc.	200	5,564
Flexsteel Industries, Inc.	100	4,418
GoPro, Inc. Class A(a)	600	10,806
Green Brick Partners, Inc.(a)	100	720
Helen of Troy, Ltd.(a)	184	17,342
Hooker Furniture Corp.	100	2,524
Hovnanian Enterprises, Inc. Class A(a)	600	1,086
Installed Building Products, Inc.(a)	100	2,483
iRobot Corp.(a)	200	7,080
Jarden Corp.(a)	1,449	82,767
KB Home	600	7,398
La-Z-Boy, Inc.	333	8,132
LGI Homes, Inc.(a)	100	2,433
Libbey, Inc.	142	3,027
Lifetime Brands, Inc.	100	1,326
M/I Homes, Inc.(a)	200	4,384
MDC Holdings, Inc.	300	7,659
Meritage Homes Corp.(a)	258	8,769
NACCO Industries, Inc. Class A	41	1,730
NVR, Inc.(a)	27	44,361
Taylor Morrison Home Corp. Class A(a)	200	3,200
Tempur Sealy International, Inc.(a)	420	29,593
Toll Brothers, Inc.(a)	1,159	38,595
TopBuild Corp.(a)	252	7,754
TRI Pointe Group, Inc.(a)	1,100	13,937
Tupperware Brands Corp.	344	19,144
Universal Electronics, Inc.(a)	100	5,135
WCI Communities, Inc.(a)	100	2,228
William Lyon Homes Class A(a)	100	1,650
ZAGG, Inc.(a)	200	2,188

		381,307

Household Products – 0.2%
Central Garden & Pet Co. Class A(a)	300	4,080
Energizer Holdings, Inc.	404	13,761
HRG Group, Inc.(a)	600	8,136
Oil-Dri Corp. of America	48	1,768
Orchids Paper Products Co.	60	1,855
Spectrum Brands Holdings, Inc.	164	16,695
WD-40 Co.	100	9,865

		56,160

Independent Power Producers & Energy Traders – 0.3%
Abengoa Yield PLC	300	5,787
Atlantic Power Corp.	600	1,182
Calpine Corp.(a)	2,554	36,956
Dynegy, Inc.(a)	784	10,506
NRG Yield, Inc. Class A	200	2,782
NRG Yield, Inc. Class C	400	5,904
Ormat Technologies, Inc.	242	8,826
Pattern Energy Group, Inc.	400	8,364
Talen Energy Corp.(a)	631	3,931
TerraForm Global, Inc. Class A	200	1,118
TerraForm Power, Inc. Class A(a)	400	5,032
Vivint Solar, Inc.(a)	100	956

		91,344

Industrial Conglomerates – 0.2%
Carlisle Cos., Inc.	446	39,556
Raven Industries, Inc.	200	3,120

		42,676

Insurance – 4.4%
Alleghany Corp.(a)	109	52,094
Allied World Assurance Co. Holdings AG	620	23,058
Ambac Financial Group, Inc.(a)	300	4,227
American Equity Investment Life Holding Co.	568	13,649
American Financial Group, Inc.	474	34,166
American National Insurance Co.	54	5,523
AMERISAFE, Inc.	140	7,126
AmTrust Financial Services, Inc.	285	17,550
Arch Capital Group, Ltd.(a)	846	59,009
Argo Group International Holdings, Ltd.	182	10,891
Arthur J Gallagher & Co.	1,192	48,801
Aspen Insurance Holdings, Ltd.	401	19,368
Assured Guaranty, Ltd.	919	24,289
Atlas Financial Holdings, Inc.(a)	100	1,990
Axis Capital Holdings, Ltd.	669	37,611
Baldwin & Lyons, Inc. Class B	100	2,403
Brown & Brown, Inc.	753	24,171
Citizens, Inc.(a)	300	2,229
CNA Financial Corp.	199	6,995
CNO Financial Group, Inc.	1,209	23,080
Crawford & Co. Class B	291	1,545
eHealth, Inc.(a)	100	998
EMC Insurance Group, Inc.	100	2,530
Employers Holdings, Inc.	200	5,460
Endurance Specialty Holdings, Ltd.	405	25,916
Enstar Group, Ltd.(a)	65	9,753
Erie Indemnity Co. Class A	158	15,111
Everest Re Group, Ltd.	303	55,476
FBL Financial Group, Inc. Class A	50	3,182

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Federated National Holding Co.	100	$2,956
Fidelity & Guaranty Life	100	2,537
First American Financial Corp.	748	26,853
FNF Group	1,923	66,671
Genworth Financial, Inc. Class A(a)	3,300	12,309
Global Indemnity PLC(a)	54	1,567
Greenlight Capital Re, Ltd. Class A(a)	200	3,742
Hallmark Financial Services, Inc.(a)	141	1,648
Hanover Insurance Group, Inc.	286	23,263
HCI Group, Inc.	45	1,568
Heritage Insurance Holdings, Inc.	200	4,364
Horace Mann Educators Corp.	300	9,954
Infinity Property & Casualty Corp.	75	6,167
James River Group Holdings, Ltd.	100	3,354
Kemper Corp.	283	10,542
Maiden Holdings, Ltd.	300	4,473
Markel Corp.(a)	95	83,918
MBIA, Inc.(a)	800	5,184
Mercury General Corp.	194	9,035
National General Holdings Corp.	299	6,536
National Interstate Corp.	46	1,228
National Western Life Group, Inc. Class A	12	3,023
Navigators Group, Inc.(a)	69	5,920
Old Republic International Corp.	1,794	33,422
OneBeacon Insurance Group, Ltd. Class A	100	1,241
PartnerRe, Ltd.	326	45,555
Primerica, Inc.	338	15,964
ProAssurance Corp.	358	17,374
Reinsurance Group of America, Inc.	454	38,840
RenaissanceRe Holdings, Ltd.	316	35,768
RLI Corp.	279	17,228
Safety Insurance Group, Inc.	100	5,638
Selective Insurance Group, Inc.	400	13,432
StanCorp Financial Group, Inc.	290	33,025
State Auto Financial Corp.	100	2,059
State National Cos., Inc.	200	1,962
Stewart Information Services Corp.	149	5,562
Symetra Financial Corp.	500	15,885
Third Point Reinsurance, Ltd.(a)	600	8,046
United Fire Group, Inc.	153	5,862
United Insurance Holdings Corp.	100	1,710
Universal Insurance Holdings, Inc.	200	4,636
Validus Holdings, Ltd.	550	25,460
White Mountains Insurance Group, Ltd.	37	26,892
WR Berkley Corp.	667	36,518

		1,227,092

Internet & Catalog Retail – 0.8%
1-800-Flowers.com, Inc. Class A(a)	200	1,456
Blue Nile, Inc.(a)	100	3,713
Etsy, Inc.(a)	100	826
Expedia, Inc.	1	6
FTD Cos., Inc.(a)	100	2,617
Groupon, Inc.(a)	2,922	8,970
HSN, Inc.	200	10,134
Lands’ End, Inc.(a)	100	2,344
Liberty Interactive Corp. QVC Group Class A(a)	3,336	91,139
Liberty TripAdvisor Holdings, Inc. Class A(a)	500	15,170
Liberty Ventures Series A(a)	997	44,975
Nutrisystem, Inc.	151	3,268
Overstock.com, Inc.(a)	100	1,228
PetMed Express, Inc.	100	1,714
Shutterfly, Inc.(a)	251	11,185
Travelport Worldwide, Ltd.	700	9,030
Wayfair, Inc. Class A(a)	151	7,191

		214,966

Internet Software & Services – 2.4%
Actua Corp.(a)	200	2,290
Angie’s List, Inc.(a)	235	2,197
Bankrate, Inc.(a)	500	6,650
Bazaarvoice, Inc.(a)	300	1,314
Benefitfocus, Inc.(a)	41	1,492
Blucora, Inc.(a)	200	1,960
Box, Inc. Class A(a)	100	1,396
Brightcove, Inc.(a)	326	2,021
Carbonite, Inc.(a)	100	980
ChannelAdvisor Corp.(a)	100	1,385
Cimpress NV(a)	227	18,419
comScore, Inc.(a)	244	10,041
Constant Contact, Inc.(a)	200	5,848
Cornerstone OnDemand, Inc.(a)	351	12,120
CoStar Group, Inc.(a)	222	45,885
Cvent, Inc.(a)	152	5,306
Demandware, Inc.(a)	217	11,712
DHI Group, Inc.(a)	200	1,834
EarthLink Holdings Corp.	700	5,201
Endurance International Group Holdings, Inc.(a)	435	4,755
Envestnet, Inc.(a)	252	7,522
Everyday Health, Inc.(a)	100	602
Five9, Inc.(a)	227	1,975
GoDaddy, Inc. Class A(a)	153	4,905
Gogo, Inc.(a)	410	7,298
GrubHub, Inc.(a)	500	12,100
GTT Communications, Inc.(a)	195	3,327
Hortonworks, Inc.(a)	78	1,708
IAC/InterActiveCorp	505	30,325
Internap Corp.(a)	300	1,920
Intralinks Holdings, Inc.(a)	200	1,814
j2 Global, Inc.	333	27,413
LinkedIn Corp. Class A(a)	742	167,009
Liquidity Services, Inc.(a)	200	1,300
LivePerson, Inc.(a)	300	2,025
LogMeIn, Inc.(a)	160	10,736
Marketo, Inc.(a)	200	5,742
Match Group, Inc.(a)	200	2,710
Monster Worldwide, Inc.(a)	500	2,865
New Relic, Inc.(a)	31	1,129
NIC, Inc.	400	7,872
OPOWER, Inc.(a)	140	1,478
Pandora Media, Inc.(a)	1,402	18,801
Q2 Holdings, Inc.(a)	100	2,637
QuinStreet, Inc.(a)	200	858
Quotient Technology, Inc.(a)	300	2,046
Rackspace Hosting, Inc.(a)	800	20,256

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – (continued)
Reis, Inc.	100	$2,373
RetailMeNot, Inc.(a)	200	1,984
SciQuest, Inc.(a)	226	2,931
Shutterstock, Inc.(a)	150	4,851
SPS Commerce, Inc.(a)	100	7,021
Stamps.com, Inc.(a)	100	10,961
TechTarget, Inc.(a)	200	1,606
Textura Corp.(a)	100	2,158
TrueCar, Inc.(a)	255	2,433
Twitter, Inc.(a)	3,822	88,441
United Online, Inc.(a)	100	1,179
Web.com Group, Inc.(a)	300	6,003
WebMD Health Corp.(a)	300	14,490
Wix.com, Ltd.(a)	100	2,275
XO Group, Inc.(a)	211	3,389
Yelp, Inc.(a)	458	13,190
Zillow Group, Inc. Class A(a)	329	8,567
Zillow Group, Inc. Class C(a)	558	13,102

		678,133

It Services – 3.3%
Acxiom Corp.(a)	500	10,460
Amdocs, Ltd.	1,055	57,571
Black Knight Financial Services, Inc. Class A(a)	158	5,224
Blackhawk Network Holdings, Inc.(a)	353	15,606
Booz Allen Hamilton Holding Corp.	700	21,595
Broadridge Financial Solutions, Inc.	854	45,886
CACI International, Inc. Class A(a)	156	14,474
Cardtronics, Inc.(a)	292	9,826
Cass Information Systems, Inc.	75	3,860
Ciber, Inc.(a)	400	1,404
Computer Sciences Corp.	954	31,177
Convergys Corp.	642	15,979
CoreLogic, Inc.(a)	600	20,316
CSG Systems International, Inc.	200	7,196
Datalink Corp.(a)	213	1,448
DST Systems, Inc.	239	27,260
EPAM Systems, Inc.(a)	318	25,001
Euronet Worldwide, Inc.(a)	358	25,930
Everi Holdings, Inc.(a)	300	1,317
EVERTEC, Inc.	400	6,696
ExlService Holdings, Inc.(a)	237	10,648
First Data Corp. Class A(a)	1,200	19,224
FleetCor Technologies, Inc.(a)	624	89,188
Forrester Research, Inc.	100	2,848
Gartner, Inc.(a)	553	50,157
Genpact, Ltd.(a)	1,068	26,679
Global Payments, Inc.	906	58,446
Hackett Group, Inc.	190	3,053
Heartland Payment Systems, Inc.	238	22,567
Jack Henry & Associates, Inc.	560	43,714
Leidos Holdings, Inc.	448	25,205
Lionbridge Technologies, Inc.(a)	300	1,473
Luxoft Holding, Inc.(a)	131	10,104
ManTech International Corp. Class A	158	4,778
MAXIMUS, Inc.	444	24,975
MoneyGram International, Inc.(a)	153	959
NeuStar, Inc. Class A(a)	400	9,588
Perficient, Inc.(a)	200	3,424
PFSweb, Inc.(a)	100	1,287
Sabre Corp.	739	20,670
Science Applications International Corp.	299	13,688
ServiceSource International, Inc.(a)	300	1,383
Square, Inc. Class A(a)	200	2,618
Sykes Enterprises, Inc.(a)	253	7,787
Syntel, Inc.(a)	200	9,050
TeleTech Holdings, Inc.	100	2,791
Unisys Corp.(a)	300	3,315
Vantiv, Inc. Class A(a)	983	46,614
VeriFone Systems, Inc.(a)	739	20,707
Virtusa Corp.(a)	200	8,268
WEX, Inc.(a)	250	22,100

		915,534

Leisure Equipment & Products – 0.4%
Arctic Cat, Inc.	100	1,638
Brunswick Corp.	637	32,175
Callaway Golf Co.	583	5,492
Escalade, Inc.	100	1,325
JAKKS Pacific, Inc.(a)	196	1,560
Malibu Boats, Inc. Class A(a)	100	1,637
Nautilus, Inc.(a)	200	3,344
Performance Sports Group, Ltd.(a)	362	3,486
Polaris Industries, Inc.	455	39,107
Smith & Wesson Holding Corp.(a)	388	8,528
Sturm Ruger & Co., Inc.	137	8,167
Vista Outdoor, Inc.(a)	433	19,273

		125,732

Life Sciences Tools & Services – 1.1%
Accelerate Diagnostics, Inc.(a)	100	2,149
Affymetrix, Inc.(a)	579	5,842
Albany Molecular Research, Inc.(a)	196	3,891
Bio-Rad Laboratories, Inc. Class A(a)	134	18,580
Bio-Techne Corp.	240	21,600
Bruker Corp.(a)	773	18,761
Cambrex Corp.(a)	200	9,418
Charles River Laboratories International, Inc.(a)	308	24,760
Fluidigm Corp.(a)	244	2,638
INC Research Holdings, Inc. Class A(a)	100	4,851
Luminex Corp.(a)	300	6,417
Mettler-Toledo International, Inc.(a)	191	64,774
NanoString Technologies, Inc.(a)	100	1,471
NeoGenomics, Inc.(a)	300	2,361
Pacific Biosciences of California, Inc.(a)	300	3,939
PAREXEL International Corp.(a)	359	24,455
PRA Health Sciences, Inc.(a)	149	6,745
QIAGEN NV(a)	1,608	44,461
Quintiles Transnational Holdings, Inc.(a)	531	36,458
Sequenom, Inc.(a)	600	984
VWR Corp.(a)	200	5,662

		310,217

Machinery – 3.0%
Actuant Corp. Class A	400	9,584
AGCO Corp.	500	22,695
Alamo Group, Inc.	50	2,605

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Albany International Corp. Class A	248	$9,064
Allison Transmission Holdings, Inc.	1,200	31,068
Altra Industrial Motion Corp.	200	5,016
American Railcar Industries, Inc.	49	2,268
Astec Industries, Inc.	141	5,739
Barnes Group, Inc.	356	12,599
Blount International, Inc.(a)	385	3,777
Briggs & Stratton Corp.	300	5,190
Chart Industries, Inc.(a)	200	3,592
CIRCOR International, Inc.	100	4,215
CLARCOR, Inc.	348	17,289
Colfax Corp.(a)	638	14,897
Columbus McKinnon Corp.	100	1,890
Crane Co.	313	14,974
Donaldson Co., Inc.	900	25,794
Douglas Dynamics, Inc.	177	3,729
EnPro Industries, Inc.	145	6,357
ESCO Technologies, Inc.	190	6,867
Federal Signal Corp.	400	6,340
FreightCar America, Inc.	100	1,943
Global Brass & Copper Holdings, Inc.	100	2,130
Gorman-Rupp Co.	100	2,673
Graco, Inc.	404	29,116
Graham Corp.	100	1,682
Greenbrier Cos., Inc.	194	6,328
Harsco Corp.	600	4,728
Hillenbrand, Inc.	400	11,852
Hurco Cos., Inc.	66	1,753
Hyster-Yale Materials Handling, Inc.	49	2,570
IDEX Corp.	534	40,910
ITT Corp.	600	21,792
John Bean Technologies Corp.	209	10,414
Joy Global, Inc.	700	8,827
Kadant, Inc.	100	4,061
Kennametal, Inc.	500	9,600
LB Foster Co. Class A	100	1,366
Lincoln Electric Holdings, Inc.	500	25,945
Lindsay Corp.	77	5,575
Lydall, Inc.(a)	100	3,548
Manitowoc Co., Inc.	900	13,815
Meritor, Inc.(a)	700	5,845
Middleby Corp.(a)	392	42,285
Milacron Holdings Corp.(a)	100	1,251
Miller Industries, Inc.	100	2,178
Mueller Industries, Inc.	400	10,840
Mueller Water Products, Inc. Class A	1,100	9,460
Navistar International Corp.(a)	300	2,652
NN, Inc.	216	3,443
Nordson Corp.	419	26,879
Oshkosh Corp.	508	19,832
Proto Labs, Inc.(a)	152	9,681
RBC Bearings, Inc.(a)	152	9,818
Rexnord Corp.(a)	700	12,684
SPX Corp.	200	1,866
SPX FLOW, Inc.(a)	300	8,373
Standex International Corp.	83	6,901
Sun Hydraulics Corp.	148	4,696
Tennant Co.	134	7,539
Terex Corp.	700	12,936
Timken Co.	500	14,295
Titan International, Inc.	200	788
Toro Co.	384	28,059
TriMas Corp.(a)	300	5,595
Trinity Industries, Inc.	1,069	25,677
Valmont Industries, Inc.	152	16,115
Wabash National Corp.(a)	500	5,915
WABCO Holdings, Inc.(a)	374	38,245
Wabtec Corp.	660	46,939
Watts Water Technologies, Inc. Class A	183	9,090
Woodward, Inc.	441	21,900
Xerium Technologies, Inc.(a)	100	1,185

		839,139

Marine – 0.1%
Golden Ocean Group, Ltd.	300	321
Kirby Corp.(a)	363	19,101
Matson, Inc.	282	12,021
Navios Maritime Holdings, Inc.	400	700
Scorpio Bulkers, Inc.(a)	133	1,319

		33,462

Media – 3.0%
AMC Entertainment Holdings, Inc. Class A	100	2,400
AMC Networks, Inc. Class A(a)	412	30,768
Cable One, Inc.	23	9,974
Carmike Cinemas, Inc.(a)	200	4,588
Central European Media Enterprises, Ltd. Class A(a)	700	1,883
Charter Communications, Inc. Class A(a)	509	93,198
Cinemark Holdings, Inc.	760	25,407
Clear Channel Outdoor Holdings, Inc. Class A(a)	200	1,118
Crown Media Holdings, Inc. Class A(a)	300	1,683
Daily Journal Corp.(a)	11	2,222
DISH Network Corp. Class A(a)	1,515	86,628
DreamWorks Animation SKG, Inc. Class A(a)	500	12,885
Entercom Communications Corp. Class A(a)	200	2,246
Entravision Communications Corp. Class A	300	2,313
Eros International PLC(a)	147	1,345
EW Scripps Co. Class A	400	7,600
Gannett Co., Inc.	800	13,032
Global Eagle Entertainment, Inc.(a)	300	2,961
Gray Television, Inc.(a)	400	6,520
Harte-Hanks, Inc.	400	1,296
Hemisphere Media Group, Inc.(a)	100	1,475
IMAX Corp.(a)	400	14,216
John Wiley & Sons, Inc. Class A	301	13,554
Journal Media Group, Inc.	200	2,404
Liberty Broadband Corp. Class A(a)	187	9,659
Liberty Broadband Corp. Class C(a)	446	23,130
Liberty Media Corp. Class A(a)	745	29,241
Liberty Media Corp. Class C(a)	1,403	53,426
Lions Gate Entertainment Corp.	649	21,021
Live Nation Entertainment, Inc.(a)	959	23,563
Loral Space & Communications, Inc.(a)	100	4,071

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Madison Square Garden Co. Class A(a)	133	$21,519
MDC Partners, Inc. Class A	300	6,516
Media General, Inc.(a)	700	11,305
Meredith Corp.	300	12,975
MSG Networks, Inc. Class A(a)	421	8,757
National CineMedia, Inc.	400	6,284
New Media Investment Group, Inc.	300	5,838
New York Times Co. Class A	900	12,078
Nexstar Broadcasting Group, Inc. Class A	200	11,740
Reading International, Inc. Class A(a)	100	1,311
Regal Entertainment Group Class A	600	11,322
Rentrak Corp.(a)	100	4,753
Scholastic Corp.	195	7,519
Sinclair Broadcast Group, Inc. Class A	462	15,033
Sirius XM Holdings, Inc.(a)	15,591	63,455
Starz Class A(a)	599	20,066
Thomson Reuters Corp.	2,243	84,898
Time, Inc.	700	10,969
Tribune Media Co. Class A	532	17,987
Tribune Publishing Co.	100	922
World Wrestling Entertainment, Inc. Class A	200	3,568

		844,642

Metals & Mining – 0.8%
AK Steel Holding Corp.(a)	900	2,016
Allegheny Technologies, Inc.	700	7,875
Carpenter Technology Corp.	355	10,746
Century Aluminum Co.(a)	300	1,326
Cliffs Natural Resources, Inc.	800	1,264
Coeur Mining, Inc.(a)	700	1,736
Commercial Metals Co.	800	10,952
Compass Minerals International, Inc.	233	17,538
Ferroglobe PLC	500	5,375
Haynes International, Inc.	100	3,669
Hecla Mining Co.	2,784	5,262
Horsehead Holding Corp.(a)	300	615
Kaiser Aluminum Corp.	122	10,206
Materion Corp.	155	4,340
Real Industry, Inc.(a)	128	1,028
Reliance Steel & Aluminum Co.	500	28,955
Royal Gold, Inc.	438	15,974
Schnitzer Steel Industries, Inc. Class A	172	2,471
Southern Copper Corp.	742	19,381
Steel Dynamics, Inc.	1,600	28,592
Stillwater Mining Co.(a)	800	6,856
SunCoke Energy, Inc.	300	1,041
Tahoe Resources, Inc.	1,100	9,537
TimkenSteel Corp.	200	1,676
United States Steel Corp.	1,000	7,980
Worthington Industries, Inc.	300	9,042

		215,453

Multi-Utilities – 0.5%
Alliant Energy Corp.	772	48,211
Avista Corp.	400	14,148
Black Hills Corp.	345	16,018
MDU Resources Group, Inc.	1,300	23,816
NorthWestern Corp.	306	16,601
Vectren Corp.	550	23,331

		142,125

Multiline Retail – 0.2%
Big Lots, Inc.	345	13,296
Burlington Stores, Inc.(a)	500	21,450
Dillard’s, Inc. Class A	138	9,068
Fred’s, Inc. Class A	200	3,274
JC Penney Co., Inc.(a)	2,000	13,320
Ollie’s Bargain Outlet Holdings, Inc.(a)	102	1,735
Sears Holdings Corp.(a)	100	2,056
Tuesday Morning Corp.(a)	200	1,300

		65,499

Oil, Gas & Consumable Fuels – 2.3%
Alon USA Energy, Inc.	200	2,968
Antero Resources Corp.(a)	496	10,813
Ardmore Shipping Corp.	100	1,272
Bill Barrett Corp.(a)	300	1,179
Bonanza Creek Energy, Inc.(a)	300	1,581
California Resources Corp.	2,200	5,126
Callon Petroleum Co.(a)	504	4,203
Carrizo Oil & Gas, Inc.(a)	400	11,832
Cheniere Energy, Inc.(a)	1,638	61,016
Clayton Williams Energy, Inc.(a)	38	1,124
Clean Energy Fuels Corp.(a)	400	1,440
Cloud Peak Energy, Inc.(a)	600	1,248
Cobalt International Energy, Inc.(a)	2,400	12,960
Concho Resources, Inc.(a)	878	81,531
Continental Resources, Inc.(a)	547	12,570
CVR Energy, Inc.	100	3,935
Delek US Holdings, Inc.	400	9,840
Denbury Resources, Inc.	2,500	5,050
DHT Holdings, Inc.	696	5,631
Diamondback Energy, Inc.(a)	458	30,640
Dorian LPG, Ltd.(a)	100	1,177
Eclipse Resources Corp.(a)	400	728
Energen Corp.	512	20,987
EP Energy Corp. Class A(a)	200	876
EXCO Resources, Inc.(a)	1,556	1,929
Frontline, Ltd.	1,600	4,784
GasLog, Ltd.	200	1,660
Gener8 Maritime, Inc.(a)	100	945
Golar LNG, Ltd.	600	9,474
Green Plains, Inc.	247	5,656
Gulfport Energy Corp.(a)	700	17,199
Halcon Resources Corp.(a)	380	479
HollyFrontier Corp.	1,249	49,823
Kosmos Energy, Ltd.(a)	1,100	5,720
Laredo Petroleum, Inc.(a)	800	6,392
Matador Resources Co.(a)	500	9,885
Memorial Resource Development Corp.(a)	600	9,690
Navios Maritime Acquisition Corp.	400	1,204
Nordic American Tankers, Ltd.	640	9,946
Northern Oil and Gas, Inc.(a)	300	1,158
Oasis Petroleum, Inc.(a)	900	6,633
Pacific Ethanol, Inc.(a)	200	956
Panhandle Oil and Gas, Inc. Class A	100	1,616

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Par Pacific Holdings, Inc.(a)	100	$2,354
Parsley Energy, Inc. Class A(a)	604	11,144
PBF Energy, Inc. Class A	649	23,890
PDC Energy, Inc.(a)	260	13,879
Peabody Energy Corp.	93	714
QEP Resources, Inc.	1,200	16,080
Renewable Energy Group, Inc.(a)	200	1,858
REX American Resources Corp.(a)	34	1,838
Rice Energy, Inc.(a)	527	5,744
Ring Energy, Inc.(a)	200	1,410
RSP Permian, Inc.(a)	461	11,244
Sanchez Energy Corp.(a)	300	1,293
SandRidge Energy, Inc.(a)	2,300	460
Scorpio Tankers, Inc.	1,200	9,624
SemGroup Corp. Class A	329	9,495
Ship Finance International, Ltd.	400	6,628
SM Energy Co.	452	8,886
Solazyme, Inc.(a)	400	992
Stone Energy Corp.(a)	300	1,287
Synergy Resources Corp.(a)	700	5,964
Targa Resources Corp.	400	10,824
Teekay Corp.	343	3,385
Teekay Tankers, Ltd. Class A	700	4,816
Ultra Petroleum Corp.(a)	800	2,000
Western Refining, Inc.	462	16,456
Westmoreland Coal Co.(a)	100	588
Whiting Petroleum Corp.(a)	1,400	13,216
World Fuel Services Corp.	500	19,230
WPX Energy, Inc.(a)	1,600	9,184

		649,359

Paper & Forest Products – 0.3%
Boise Cascade Co.(a)	300	7,659
Clearwater Paper Corp.(a)	141	6,420
Deltic Timber Corp.	71	4,180
Domtar Corp.	414	15,297
KapStone Paper and Packaging Corp.	598	13,509
Louisiana-Pacific Corp.(a)	926	16,677
Neenah Paper, Inc.	100	6,243
PH Glatfelter Co.	300	5,532
Schweitzer-Mauduit International, Inc.	200	8,398
Wausau Paper Corp.	200	2,046

		85,961

Personal Products – 0.4%
Avon Products, Inc.	3,000	12,150
Coty, Inc. Class A	578	14,814
Edgewell Personal Care Co.	427	33,464
Elizabeth Arden, Inc.(a)	200	1,980
Herbalife, Ltd.(a)	505	27,078
Inter Parfums, Inc.	100	2,382
Medifast, Inc.	100	3,038
Natural Health Trends Corp.	51	1,710
Nature’s Sunshine Products, Inc.	100	1,012
Nu Skin Enterprises, Inc. Class A	400	15,156
Nutraceutical International Corp.(a)	100	2,582
Revlon, Inc. Class A(a)	100	2,784
USANA Health Sciences, Inc.(a)	37	4,727

		122,877

Pharmaceuticals – 1.1%
Aclaris Therapeutics, Inc.(a)	58	1,563
Aerie Pharmaceuticals, Inc.(a)	100	2,435
Akorn, Inc.(a)	544	20,297
Amphastar Pharmaceuticals, Inc.(a)	200	2,846
ANI Pharmaceuticals, Inc.(a)	41	1,850
Aratana Therapeutics, Inc.(a)	200	1,116
Assembly Biosciences, Inc.(a)	100	751
BioDelivery Sciences International, Inc.(a)	200	958
Catalent, Inc.(a)	582	14,567
Cempra, Inc.(a)	200	6,226
Collegium Pharmaceutical, Inc.(a)	67	1,842
Corcept Therapeutics, Inc.(a)	300	1,494
Depomed, Inc.(a)	400	7,252
Dermira, Inc.(a)	100	3,461
Durect Corp.(a)	600	1,326
Endocyte, Inc.(a)	400	1,604
Foamix Pharmaceuticals, Ltd.(a)	200	1,622
Heska Corp.(a)	58	2,243
Impax Laboratories, Inc.(a)	466	19,926
Intersect ENT, Inc.(a)	100	2,250
Intra-Cellular Therapies, Inc.(a)	192	10,328
Jazz Pharmaceuticals PLC(a)	416	58,473
Lannett Co., Inc.(a)	197	7,904
Medicines Co.(a)	459	17,139
Nektar Therapeutics(a)	900	15,165
Ocular Therapeutix, Inc.(a)	100	937
Omeros Corp.(a)	200	3,146
Pacira Pharmaceuticals, Inc.(a)	237	18,199
Paratek Pharmaceuticals, Inc.(a)	100	1,897
Phibro Animal Health Corp. Class A	100	3,013
POZEN, Inc.(a)	151	1,031
Prestige Brands Holdings, Inc.(a)	400	20,592
Relypsa, Inc.(a)	200	5,668
Revance Therapeutics, Inc.(a)	100	3,416
Sagent Pharmaceuticals, Inc.(a)	100	1,591
SciClone Pharmaceuticals, Inc.(a)	300	2,760
Sucampo Pharmaceuticals, Inc. Class A(a)	162	2,801
Supernus Pharmaceuticals, Inc.(a)	200	2,688
Teligent, Inc.(a)	200	1,780
Tetraphase Pharmaceuticals, Inc.(a)	200	2,006
TherapeuticsMD, Inc.(a)	900	9,333
Theravance Biopharma, Inc.(a)	204	3,344
Theravance, Inc.	600	6,324
XenoPort, Inc.(a)	300	1,647
Zogenix, Inc.(a)	100	1,474

		298,285

Professional Services – 1.2%
Acacia Research Corp.	300	1,287
Advisory Board Co.(a)	328	16,272
Barrett Business Services, Inc.	39	1,698
CBIZ, Inc.(a)	300	2,958
CEB, Inc.	232	14,242
CRA International, Inc.(a)	100	1,865
Exponent, Inc.	187	9,341
Franklin Covey Co.(a)	100	1,674
FTI Consulting, Inc.(a)	270	9,358
GP Strategies Corp.(a)	100	2,511
Heidrick & Struggles International, Inc.	100	2,722

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Professional Services – (continued)
Huron Consulting Group, Inc.(a)	167	$9,920
ICF International, Inc.(a)	148	5,263
IHS, Inc. Class A(a)	470	55,662
Insperity, Inc.	143	6,885
Kelly Services, Inc. Class A	200	3,230
Kforce, Inc.	200	5,056
Korn/Ferry International	355	11,779
ManpowerGroup, Inc.	504	42,482
Mistras Group, Inc.(a)	100	1,909
Navigant Consulting, Inc.(a)	300	4,818
On Assignment, Inc.(a)	360	16,182
Pendrell Corp.(a)	800	401
Resources Connection, Inc.	200	3,268
RPX Corp.(a)	300	3,300
Towers Watson & Co. Class A	473	60,762
TransUnion(a)	200	5,514
TriNet Group, Inc.(a)	300	5,805
TrueBlue, Inc.(a)	300	7,728
VSE Corp.	40	2,487
WageWorks, Inc.(a)	254	11,524

		327,903

Real Estate Investment Trusts (REITS) – 9.9%
Acadia Realty Trust	447	14,818
AG Mortgage Investment Trust, Inc.	200	2,568
Agree Realty Corp.	156	5,302
Alexander’s, Inc.	16	6,146
Alexandria Real Estate Equities, Inc.	493	44,548
Altisource Residential Corp.	427	5,299
American Assets Trust, Inc.	242	9,281
American Campus Communities, Inc.	772	31,914
American Capital Agency Corp.	2,393	41,495
American Capital Mortgage Investment Corp.	300	4,188
American Homes 4 Rent Class A	1,100	18,326
American Residential Properties, Inc.	200	3,780
Annaly Capital Management, Inc.	6,460	60,595
Anworth Mortgage Asset Corp.	500	2,175
Apollo Commercial Real Estate Finance, Inc.	400	6,892
Apollo Residential Mortgage, Inc.	200	2,390
Apple Hospitality REIT, Inc.	1,200	23,964
Ares Commercial Real Estate Corp.	100	1,144
Armada Hoffler Properties, Inc.	200	2,096
ARMOUR Residential REIT, Inc.	300	6,528
Ashford Hospitality Prime, Inc.	223	3,234
Ashford Hospitality Trust, Inc.	651	4,108
BioMed Realty Trust, Inc.	1,399	33,142
Bluerock Residential Growth REIT,Inc.	100	1,185
Brandywine Realty Trust	1,200	16,392
Brixmor Property Group, Inc.	1,191	30,752
Camden Property Trust	574	44,060
Campus Crest Communities, Inc.	300	2,040
Capstead Mortgage Corp.	710	6,205
Care Capital Properties, Inc.	552	16,875
CareTrust REIT, Inc.	400	4,380
CatchMark Timber Trust, Inc. Class A	200	2,262
CBL & Associates Properties, Inc.	1,100	13,607
Cedar Realty Trust, Inc.	553	3,915
Chatham Lodging Trust	283	5,796
Chesapeake Lodging Trust	400	10,064
Chimera Investment Corp.	1,315	17,937
Colony Capital, Inc. Class A	782	15,233
Colony Starwood Homes	283	6,407
Columbia Property Trust, Inc.	869	20,404
Communications Sales & Leasing, Inc.(a)	800	14,952
CorEnergy Infrastructure Trust, Inc.	60	890
CoreSite Realty Corp.	174	9,869
Corporate Office Properties Trust	600	13,098
Corrections Corp. of America	771	20,424
Cousins Properties, Inc.	1,500	14,145
CubeSmart	1,142	34,968
CyrusOne, Inc.	446	16,703
CYS Investments, Inc.	1,100	7,843
DCT Industrial Trust, Inc.	600	22,422
DDR Corp.	2,000	33,680
DiamondRock Hospitality Co.	1,300	12,545
Digital Realty Trust, Inc.	1,014	76,679
Douglas Emmett, Inc.	961	29,964
Duke Realty Corp.	2,358	49,565
DuPont Fabros Technology, Inc.	400	12,716
Dynex Capital, Inc.	300	1,905
Easterly Government Properties, Inc.	100	1,718
EastGroup Properties, Inc.	228	12,679
Education Realty Trust, Inc.	396	15,000
Empire State Realty Trust, Inc. Class A	724	13,083
EPR Properties	372	21,743
Equity Commonwealth(a)	843	23,376
Equity LifeStyle Properties, Inc.	578	38,535
Equity One, Inc.	500	13,575
Extra Space Storage, Inc.	836	73,744
Federal Realty Investment Trust	468	68,375
FelCor Lodging Trust, Inc.	1,000	7,300
First Industrial Realty Trust, Inc.	773	17,107
First Potomac Realty Trust	446	5,084
Four Corners Property Trust, Inc.(a)	300	7,248
Franklin Street Properties Corp.	661	6,841
Gaming and Leisure Properties, Inc.	560	15,568
GEO Group, Inc.	500	14,455
Getty Realty Corp.	205	3,516
Gladstone Commercial Corp.	100	1,459
Government Properties Income Trust	457	7,253
Gramercy Property Trust	2,876	22,202
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	287	5,430
Hatteras Financial Corp.	700	9,205
Healthcare Realty Trust, Inc.	653	18,493
Healthcare Trust of America, Inc. Class A	866	23,356
Hersha Hospitality Trust	300	6,528
Highwoods Properties, Inc.	648	28,253
Hospitality Properties Trust	1,000	26,150
Hudson Pacific Properties, Inc.	500	14,070
Independence Realty Trust, Inc.	173	1,299
InfraREIT, Inc.(a)	100	1,850
Inland Real Estate Corp.	600	6,372
Invesco Mortgage Capital, Inc.	800	9,912
Investors Real Estate Trust	900	6,255
iStar, Inc.(a)	600	7,038

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITS) – (continued)
Kilroy Realty Corp.	604	$38,221
Kite Realty Group Trust	583	15,117
Ladder Capital Corp.	200	2,484
Lamar Advertising Co. Class A	541	32,449
LaSalle Hotel Properties	776	19,524
Lexington Realty Trust	1,400	11,200
Liberty Property Trust	1,000	31,050
LTC Properties, Inc.	254	10,958
Mack-Cali Realty Corp.	600	14,010
Medical Properties Trust, Inc.	1,577	18,151
MFA Financial, Inc.	2,500	16,500
Mid-America Apartment Communities, Inc.	500	45,405
Monmouth Real Estate Investment Corp.	479	5,010
Monogram Residential Trust, Inc.	1,100	10,736
National Health Investors, Inc.	243	14,791
National Retail Properties, Inc.	919	36,806
National Storage Affiliates Trust	100	1,713
New Residential Investment Corp.	1,500	18,240
New Senior Investment Group, Inc.	600	5,916
New York Mortgage Trust, Inc.	600	3,198
New York REIT, Inc.	1,100	12,650
NexPoint Residential Trust, Inc.	100	1,309
NorthStar Realty Europe Corp.	400	4,724
NorthStar Realty Finance Corp.	1,200	20,436
Omega Healthcare Investors, Inc.	1,251	43,760
One Liberty Properties, Inc.	100	2,146
Orchid Island Capital, Inc.	100	993
Outfront Media, Inc.	891	19,451
Paramount Group, Inc.	1,200	21,720
Parkway Properties, Inc.	600	9,378
Pebblebrook Hotel Trust	500	14,010
Pennsylvania Real Estate Investment Trust	492	10,760
PennyMac Mortgage Investment Trust	541	8,256
Physicians Realty Trust	600	10,116
Piedmont Office Realty Trust, Inc. Class A	1,000	18,880
Post Properties, Inc.	355	21,002
Potlatch Corp.	300	9,072
Preferred Apartment Communities, Inc. Class A	200	2,616
PS Business Parks, Inc.	127	11,104
QTS Realty Trust, Inc. Class A	202	9,112
RAIT Financial Trust	400	1,080
Ramco-Gershenson Properties Trust	500	8,305
Rayonier, Inc.	862	19,136
Redwood Trust, Inc.	600	7,920
Regency Centers Corp.	645	43,937
Resource Capital Corp.	175	2,233
Retail Opportunity Investments Corp.	700	12,530
Retail Properties of America, Inc. Class A	1,600	23,632
Rexford Industrial Realty, Inc.	407	6,659
RLJ Lodging Trust	900	19,467
Rouse Properties, Inc.	200	2,912
Ryman Hospitality Properties, Inc.	283	14,614
Sabra Health Care REIT, Inc.	400	8,092
Saul Centers, Inc.	51	2,615
Select Income REIT	400	7,928
Senior Housing Properties Trust	1,600	23,744
Silver Bay Realty Trust Corp.	200	3,132
Sovran Self Storage, Inc.	245	26,291
Spirit Realty Capital, Inc.	2,900	29,058
STAG Industrial, Inc.	400	7,380
Starwood Property Trust, Inc.	1,600	32,896
STORE Capital Corp.	300	6,960
Summit Hotel Properties, Inc.	600	7,170
Sun Communities, Inc.	343	23,506
Sunstone Hotel Investors, Inc.	1,400	17,486
Tanger Factory Outlet Centers, Inc.	658	21,517
Taubman Centers, Inc.	425	32,606
Terreno Realty Corp.	300	6,786
Two Harbors Investment Corp.	2,400	19,440
UDR, Inc.	1,765	66,311
UMH Properties, Inc.	100	1,012
United Development Funding IV	200	2,200
Universal Health Realty Income Trust	100	5,001
Urban Edge Properties	600	14,070
Urstadt Biddle Properties, Inc. Class A	200	3,848
VEREIT, Inc.	6,184	48,977
Washington Real Estate Investment Trust	456	12,339
Weingarten Realty Investors	853	29,497
Western Asset Mortgage Capital Corp.	200	2,044
Whitestone REIT	100	1,201
WP Carey, Inc.	714	42,126
WP Glimcher, Inc.	1,200	12,732
Xenia Hotels & Resorts, Inc.	800	12,264

		2,773,515

Real Estate Management & Development – 0.7%
Alexander & Baldwin, Inc.	318	11,228
Altisource Portfolio Solutions SA(a)	100	2,781
AV Homes, Inc.(a)	100	1,281
Consolidated-Tomoka Land Co.	23	1,212
Forest City Enterprises, Inc. Class A(a)	1,501	32,917
Forestar Group, Inc.(a)	200	2,188
FRP Holdings, Inc.(a)	45	1,527
Howard Hughes Corp.(a)	273	30,893
Jones Lang LaSalle, Inc.	307	49,077
Kennedy-Wilson Holdings, Inc.	600	14,448
Marcus & Millichap, Inc.(a)	100	2,914
RE/MAX Holdings, Inc. Class A	100	3,730
Realogy Holdings Corp.(a)	1,025	37,587
RMR Group, Inc. Class A(a)	46	663
St. Joe Co.(a)	400	7,404
Tejon Ranch Co.(a)	100	1,915

		201,765

Road & Rail – 0.7%
AMERCO	47	18,307
ArcBest Corp.	200	4,278
Avis Budget Group, Inc.(a)	652	23,661
Celadon Group, Inc.	100	989
Covenant Transportation Group, Inc. Class A(a)	100	1,889
Genesee & Wyoming, Inc. Class A(a)	393	21,100
Heartland Express, Inc.	300	5,106

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Road & Rail – (continued)
Hertz Global Holdings, Inc.(a)	2,780	$39,559
Knight Transportation, Inc.	400	9,692
Landstar System, Inc.	289	16,950
Marten Transport, Ltd.	193	3,416
Old Dominion Freight Line, Inc.(a)	481	28,413
Roadrunner Transportation Systems, Inc.(a)	200	1,886
Saia, Inc.(a)	200	4,450
Swift Transportation Co.(a)	631	8,720
USA Truck, Inc.(a)	100	1,745
Werner Enterprises, Inc.	300	7,017
YRC Worldwide, Inc.(a)	200	2,836

		200,014

Semiconductors & Semiconductor Equipment –2.2%
Advanced Energy Industries, Inc.(a)	300	8,469
Advanced Micro Devices, Inc.(a)	4,400	12,628
Alpha & Omega Semiconductor, Ltd.(a)	187	1,719
Ambarella, Inc.(a)	200	11,148
Amkor Technology, Inc.(a)	752	4,572
Applied Micro Circuits Corp.(a)	400	2,548
Atmel Corp.	2,800	24,108
Axcelis Technologies, Inc.(a)	600	1,554
Brooks Automation, Inc.	500	5,340
Cabot Microelectronics Corp.(a)	181	7,924
Cascade Microtech, Inc.(a)	100	1,625
Cavium, Inc.(a)	360	23,656
CEVA, Inc.(a)	100	2,336
Cirrus Logic, Inc.(a)	440	12,993
Cohu, Inc.	200	2,414
Cree, Inc.(a)	700	18,669
Cypress Semiconductor Corp.(a)	2,206	21,641
Diodes, Inc.(a)	277	6,365
DSP Group, Inc.(a)	100	944
Entegris, Inc.(a)	1,000	13,270
Exar Corp.(a)	200	1,226
Fairchild Semiconductor International, Inc.(a)	800	16,568
FormFactor, Inc.(a)	300	2,700
Inphi Corp.(a)	249	6,728
Integrated Device Technology, Inc.(a)	1,000	26,350
Intersil Corp. Class A	900	11,484
IXYS Corp.	130	1,642
Kopin Corp.(a)	400	1,088
Lattice Semiconductor Corp.(a)	880	5,694
M/A-COM Technology Solutions Holdings, Inc.(a)	152	6,215
Marvell Technology Group, Ltd.	3,000	26,460
Mattson Technology, Inc.(a)	500	1,765
Maxim Integrated Products, Inc.	1,951	74,138
MaxLinear, Inc. Class A(a)	300	4,419
Microsemi Corp.(a)	655	21,346
MKS Instruments, Inc.	347	12,492
Monolithic Power Systems, Inc.	257	16,373
Nanometrics, Inc.(a)	100	1,514
NeoPhotonics Corp.(a)	200	2,172
NVE Corp.	26	1,461
OmniVision Technologies, Inc.(a)	400	11,608
ON Semiconductor Corp.(a)	2,800	27,440
PDF Solutions, Inc.(a)	100	1,084
Photronics, Inc.(a)	500	6,225
PMC-Sierra, Inc.(a)	1,200	13,944
Power Integrations, Inc.	200	9,726
Rambus, Inc.(a)	800	9,272
Rudolph Technologies, Inc.(a)	200	2,844
Semtech Corp.(a)	432	8,173
Sigma Designs, Inc.(a)	200	1,264
Silicon Laboratories, Inc.(a)	329	15,970
SunEdison, Inc.(a)	1,800	9,162
SunPower Corp.(a)	355	10,654
Synaptics, Inc.(a)	238	19,121
Teradyne, Inc.	1,475	30,488
Tessera Technologies, Inc.	342	10,263
Ultra Clean Holdings, Inc.(a)	200	1,024
Ultratech, Inc.(a)	222	4,400
Veeco Instruments, Inc.(a)	301	6,189
Xcerra Corp.(a)	300	1,815

		626,424

Software – 4.5%
A10 Networks, Inc.(a)	200	1,312
ACI Worldwide, Inc.(a)	800	17,120
American Software, Inc. Class A	200	2,036
ANSYS, Inc.(a)	612	56,610
Aspen Technology, Inc.(a)	555	20,957
AVG Technologies NV(a)	300	6,015
Barracuda Networks, Inc.(a)	100	1,868
Blackbaud, Inc.	305	20,087
Bottomline Technologies de, Inc.(a)	300	8,919
BroadSoft, Inc.(a)	212	7,496
Cadence Design Systems, Inc.(a)	2,002	41,662
Callidus Software, Inc.(a)	403	7,484
CDK Global, Inc.	1,095	51,980
CommVault Systems, Inc.(a)	294	11,569
Digimarc Corp.(a)	40	1,460
Ebix, Inc.	200	6,558
Ellie Mae, Inc.(a)	190	11,444
EnerNOC, Inc.(a)	200	770
Epiq Systems, Inc.	200	2,614
Fair Isaac Corp.	200	18,836
FireEye, Inc.(a)	953	19,765
Fleetmatics Group PLC(a)	300	15,237
Fortinet, Inc.(a)	982	30,609
Gigamon, Inc.(a)	200	5,314
Globant SA(a)	100	3,751
Glu Mobile, Inc.(a)	600	1,458
Guidewire Software, Inc.(a)	483	29,057
HubSpot, Inc.(a)	138	7,771
Imperva, Inc.(a)	173	10,953
Infoblox, Inc.(a)	417	7,669
Interactive Intelligence Group, Inc.(a)	100	3,142
Jive Software, Inc.(a)	250	1,020
King Digital Entertainment PLC	523	9,351
Manhattan Associates, Inc.(a)	506	33,482
Mentor Graphics Corp.	700	12,894
MicroStrategy, Inc. Class A(a)	60	10,757
MobileIron, Inc.(a)	404	1,458
Model N, Inc.(a)	200	2,232
Monotype Imaging Holdings, Inc.	293	6,927
NetSuite, Inc.(a)	277	23,440
Nuance Communications, Inc.(a)	1,700	33,813

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
Park City Group, Inc.(a)	100	$1,191
Paycom Software, Inc.(a)	200	7,526
Paylocity Holding Corp.(a)	100	4,055
Pegasystems, Inc.	261	7,177
Progress Software Corp.(a)	300	7,200
Proofpoint, Inc.(a)	256	16,643
PROS Holdings, Inc.(a)	200	4,608
PTC, Inc.(a)	793	27,462
QAD, Inc. Class A	100	2,052
Qlik Technologies, Inc.(a)	600	18,996
Qualys, Inc.(a)	164	5,427
RealPage, Inc.(a)	381	8,553
RingCentral, Inc. Class A(a)	385	9,078
Rovi Corp.(a)	500	8,330
Rubicon Project, Inc.(a)	207	3,405
Sapiens International Corp. NV	100	1,020
Seachange International, Inc.(a)	200	1,348
ServiceNow, Inc.(a)	1,046	90,542
Silver Spring Networks, Inc.(a)	200	2,882
SolarWinds, Inc.(a)	407	23,972
Solera Holdings, Inc.	450	24,673
Splunk, Inc.(a)	884	51,988
SS&C Technologies Holdings, Inc.	557	38,026
Synchronoss Technologies, Inc.(a)	252	8,878
Synopsys, Inc.(a)	1,060	48,347
Tableau Software, Inc. Class A(a)	341	32,129
Take-Two Interactive Software, Inc.(a)	550	19,162
Tangoe, Inc.(a)	200	1,678
TeleCommunication Systems, Inc. Class A(a)	486	2,415
Telenav, Inc.(a)	152	865
TiVo, Inc.(a)	717	6,188
TubeMogul, Inc.(a)	158	2,149
Tyler Technologies, Inc.(a)	231	40,268
Ultimate Software Group, Inc.(a)	196	38,320
Varonis Systems, Inc.(a)	90	1,692
VASCO Data Security International, Inc.(a)	200	3,346
Verint Systems, Inc.(a)	429	17,400
VMware, Inc. Class A(a)	547	30,944
Workday, Inc. Class A(a)	724	57,688
Xura, Inc.(a)	174	4,277
Zendesk, Inc.(a)	387	10,232
Zix Corp.(a)	300	1,524
Zynga, Inc. Class A(a)	5,200	13,936

		1,274,489

Specialty Retail – 2.4%
Aaron’s, Inc.	438	9,807
Abercrombie & Fitch Co. Class A	496	13,392
America’s Car-Mart, Inc.(a)	44	1,174
American Eagle Outfitters, Inc.	1,300	20,150
Asbury Automotive Group, Inc.(a)	177	11,937
Ascena Retail Group, Inc.(a)	1,163	11,456
Barnes & Noble Education, Inc.(a)	200	1,990
Barnes & Noble, Inc.	300	2,613
Big 5 Sporting Goods Corp.	100	999
Boot Barn Holdings, Inc.(a)	100	1,229
Buckle, Inc.	184	5,664
Build-A-Bear Workshop, Inc.(a)	100	1,224
Cabela’s, Inc.(a)	353	16,496
Caleres, Inc.	300	8,046
Cato Corp. Class A	200	7,364
Chico’s FAS, Inc.	1,000	10,670
Children’s Place, Inc.	151	8,335
Citi Trends, Inc.	100	2,125
Conn’s, Inc.(a)	143	3,356
Container Store Group, Inc.(a)	100	820
CST Brands, Inc.	500	19,570
Destination XL Group, Inc.(a)	200	1,104
Dick’s Sporting Goods, Inc.	600	21,210
DSW, Inc. Class A	500	11,930
Express, Inc.(a)	549	9,487
Finish Line, Inc. Class A	300	5,424
Five Below, Inc.(a)	354	11,363
Foot Locker, Inc.	953	62,031
Francesca’s Holdings Corp.(a)	275	4,788
Genesco, Inc.(a)	172	9,775
GNC Holdings, Inc. Class A	603	18,705
Group 1 Automotive, Inc.	152	11,506
Guess?, Inc.	400	7,552
Haverty Furniture Cos., Inc.	100	2,144
Hibbett Sports, Inc.(a)	134	4,052
Kirkland’s, Inc.	100	1,450
Lithia Motors, Inc. Class A	147	15,680
Lumber Liquidators Holdings, Inc.(a)	176	3,055
MarineMax, Inc.(a)	166	3,058
Mattress Firm Holding Corp.(a)	151	6,739
Men’s Wearhouse, Inc.	352	5,167
Michaels Cos., Inc.(a)	400	8,844
Monro Muffler Brake, Inc.	200	13,244
Murphy USA, Inc.(a)	294	17,858
Office Depot, Inc.(a)	3,600	20,304
Outerwall, Inc.	134	4,896
Party City Holdco, Inc.(a)	100	1,291
Penske Automotive Group, Inc.	277	11,728
Pep Boys-Manny Moe & Jack(a)	395	7,272
Pier 1 Imports, Inc.	500	2,545
Rent-A-Center, Inc.	300	4,491
Restoration Hardware Holdings, Inc.(a)	229	18,194
Sally Beauty Holdings, Inc.(a)	1,085	30,261
Select Comfort Corp.(a)	376	8,050
Shoe Carnival, Inc.	100	2,320
Sonic Automotive, Inc. Class A	200	4,552
Sportsman’s Warehouse Holdings, Inc.(a)	100	1,290
Stage Stores, Inc.	200	1,822
Stein Mart, Inc.	153	1,030
Tile Shop Holdings, Inc.(a)	219	3,592
Ulta Salon Cosmetics & Fragrance, Inc.(a)	437	80,845
Vitamin Shoppe, Inc.(a)	200	6,540
West Marine, Inc.(a)	182	1,545
Williams-Sonoma, Inc.	629	36,740
Winmark Corp.	12	1,116
Zumiez, Inc.(a)	100	1,512

		666,519

Technology Hardware, Storage & Peripherals – 0.4%
3D Systems Corp.(a)	800	6,952
Avid Technology, Inc.(a)	200	1,458
CPI Card Group, Inc.(a)	169	1,801

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Technology Hardware, Storage & Peripherals – (continued)
Cray, Inc.(a)	266	$8,632
Diebold, Inc.	451	13,570
Eastman Kodak Co.(a)	100	1,254
Electronics For Imaging, Inc.(a)	305	14,256
Immersion Corp.(a)	235	2,740
Lexmark International, Inc. Class A	400	12,980
NCR Corp.(a)	1,167	28,545
Nimble Storage, Inc.(a)	300	2,760
Pure Storage, Inc. Class A(a)	200	3,114
QLogic Corp.(a)	600	7,320
Quantum Corp.(a)	1,100	1,023
Silicon Graphics International Corp.(a)	333	1,965
Stratasys, Ltd.(a)	365	8,570
Super Micro Computer, Inc.(a)	272	6,667

		123,607

Textiles, Apparel & Luxury Goods – 0.7%
Carter’s, Inc.	361	32,140
Cherokee, Inc.(a)	100	1,725
Columbia Sportswear Co.	187	9,118
Crocs, Inc.(a)	500	5,120
Culp, Inc.	100	2,547
Deckers Outdoor Corp.(a)	200	9,440
G-III Apparel Group, Ltd.(a)	281	12,437
Iconix Brand Group, Inc.(a)	300	2,049
Kate Spade & Co.(a)	900	15,993
lululemon athletica, Inc.(a)	800	41,976
Movado Group, Inc.	100	2,571
Oxford Industries, Inc.	100	6,382
Perry Ellis International, Inc.(a)	100	1,842
Sequential Brands Group, Inc.(a)	310	2,455
Skechers U.S.A., Inc. Class A(a)	847	25,588
Steven Madden, Ltd.(a)	400	12,088
Tumi Holdings, Inc.(a)	412	6,852
Unifi, Inc.(a)	100	2,815
Vera Bradley, Inc.(a)	200	3,152
Wolverine World Wide, Inc.	700	11,697

		207,987

Thrifts & Mortgage Finance – 1.1%
Anchor BanCorp Wisconsin, Inc.(a)	40	1,741
Astoria Financial Corp.	600	9,510
Bank Mutual Corp.	200	1,560
BankFinancial Corp.	100	1,263
Beneficial Bancorp, Inc.(a)	600	7,992
BofI Holding, Inc.(a)	400	8,420
Brookline Bancorp, Inc.	400	4,600
BSB Bancorp, Inc.(a)	79	1,848
Capitol Federal Financial, Inc.	1,000	12,560
Charter Financial Corp.	100	1,321
Clifton Bancorp, Inc.	220	3,155
Dime Community Bancshares, Inc.	200	3,498
Essent Group, Ltd.(a)	400	8,756
EverBank Financial Corp.	700	11,186
Federal Agricultural Mortgage Corp. Class C	100	3,157
First Defiance Financial Corp.	48	1,813
Flagstar Bancorp, Inc.(a)	100	2,311
Fox Chase Bancorp, Inc.	100	2,029
Hingham Institution for Savings	13	1,557
HomeStreet, Inc.(a)	174	3,778
Impac Mortgage Holdings, Inc.(a)	89	1,602
Kearny Financial Corp.	700	8,869
LendingTree, Inc.(a)	48	4,285
Meridian Bancorp, Inc.	300	4,230
Meta Financial Group, Inc.	36	1,654
MGIC Investment Corp.(a)	2,300	20,309
Nationstar Mortgage Holdings, Inc.(a)	200	2,674
New York Community Bancorp, Inc.	3,223	52,599
NMI Holdings, Inc. Class A(a)	300	2,031
Northfield Bancorp, Inc.	300	4,776
Northwest Bancshares, Inc.	700	9,373
OceanFirst Financial Corp.	100	2,003
Ocwen Financial Corp.(a)	800	5,576
Oritani Financial Corp.	300	4,950
PennyMac Financial Services, Inc. Class A(a)	100	1,536
PHH Corp.(a)	300	4,860
Provident Financial Services, Inc.	400	8,060
Radian Group, Inc.	1,300	17,407
Territorial Bancorp, Inc.	55	1,526
TFS Financial Corp.	429	8,078
TrustCo Bank Corp.	500	3,070
United Community Financial Corp.	300	1,770
United Financial Bancorp, Inc.	300	3,864
Walker & Dunlop, Inc.(a)	200	5,762
Walter Investment Management Corp.(a)	200	2,844
Washington Federal, Inc.	600	14,298
Waterstone Financial, Inc.	200	2,820
WSFS Financial Corp.	200	6,472

		299,353

Tobacco – 0.1%
Universal Corp.	141	7,907
Vector Group, Ltd.	600	14,154

		22,061

Trading Companies & Distributors – 0.7%
Air Lease Corp.	700	23,436
Aircastle, Ltd.	400	8,356
Applied Industrial Technologies, Inc.	261	10,568
Beacon Roofing Supply, Inc.(a)	349	14,372
BMC Stock Holdings, Inc.(a)	300	5,025
CAI International, Inc.(a)	100	1,008
DXP Enterprises, Inc.(a)	100	2,280
GATX Corp.	285	12,127
H&E Equipment Services, Inc.	200	3,496
HD Supply Holdings, Inc.(a)	1,170	35,135
Kaman Corp.	199	8,121
MRC Global, Inc.(a)	700	9,030
MSC Industrial Direct Co., Inc. Class A	309	17,387
NOW, Inc.(a)	700	11,074
Rush Enterprises, Inc. Class A(a)	200	4,378
TAL International Group, Inc.(a)	200	3,180
Textainer Group Holdings, Ltd.	100	1,411
Titan Machinery, Inc.(a)	100	1,093
Univar, Inc.(a)	301	5,120
Veritiv Corp.(a)	42	1,521
Watsco, Inc.	168	19,678
WESCO International, Inc.(a)	287	12,536

		210,332

See accompanying notes to financial statements.

State Street Small/Mid Cap Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	475	$34,485
Wesco Aircraft Holdings, Inc.(a)	400	4,788

		39,273

Water Utilities – 0.5%
American States Water Co.	246	10,319
American Water Works Co., Inc.	1,220	72,895
Aqua America, Inc.	1,215	36,207
Artesian Resources Corp. Class A	51	1,413
California Water Service Group	300	6,981
Connecticut Water Service, Inc.	100	3,801
Consolidated Water Co., Ltd.	100	1,224
Middlesex Water Co.	100	2,654
SJW Corp.	100	2,965
York Water Co.	100	2,494

		140,953

Wireless Telecommunication Services – 0.8%
Boingo Wireless, Inc.(a)	200	1,324
NTELOS Holdings Corp.(a)	177	1,618
SBA Communications Corp. Class A(a)	880	92,461
Shenandoah Telecommunications Co.	175	7,534
Spok Holdings, Inc.	100	1,832
Sprint Corp.(a)	4,874	17,644
T-Mobile US, Inc.(a)	1,860	72,763
Telephone & Data Systems, Inc.	600	15,534
United States Cellular Corp.(a)	100	4,081

		214,791

TOTAL COMMON STOCKS (Cost $28,946,003)		27,211,052

SHORT-TERM INVESTMENT – 3.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23%(c)(d) (Cost $976,457)	976,457	976,457

TOTAL INVESTMENTS – 100.1%(e) (Cost $29,922,460)		28,187,509
Liabilities In Excess Of Other Assets – (0.1)%		(36,213)

NET ASSETS – 100.0%		$28,151,296

(a)	Non-income producing security.

(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 4).

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

REIT	Real Estate Investment Trust
NVDR	Non Voting Depositary Receipt

At December 31, 2015, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
S&P 400 (long)	03/18/2016	5	$696,750	$10,179
Russell 2000 (long)	03/18/2016	3	339,450	7,163

Total unrealized appreciation on open futures contracts purchased				$17,342

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments:
Common Stocks	$27,211,052	$–	$–	$27,211,052
Short-Term Investment	976,457	–	–	976,457
Other Financial Instruments:
Futures Contracts*	17,342	–	–	17,342

Total Investments	$28,204,851	$–	$–	$28,204,851

*	Futures contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Statements of Assets and Liabilities

December 31, 2015

	State Street Aggregate Bond Index Portfolio	State Street Global Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
Assets
Investments in unaffiliated issuers, at value (Note 2)*	$82,494,761	$114,283,696	$27,211,052
Investments in non-controlled affiliated issuer, at value (Note 4)**	13,317,540	2,440,800	976,457

Total Investments	95,812,301	116,724,496	28,187,509
Cash	53,375	20,620	6,884
Foreign currency***	–	1,255,971	–
Cash at broker	–	139,500	49,732
Receivable for when issued/delayed securities	616,504	–	–
Receivable for investment securities sold	349,884	1,356	1,700
Receivable for fund shares sold	729,948	214,989	107,471
Daily variation margin on futures contracts	–	90,388	–
Interest receivable	436,045	–	–
Dividend receivable from unaffiliated issuers	–	190,857	37,640
Dividend receivable from affiliated issuer	2,242	276	147
Prepaid expenses and other assets	36,326	191,676	5,518

Total assets	98,036,625	118,830,129	28,396,601

Liabilities
Payable for when issued/delayed securities	13,524,040	–	–
Investment securities purchased	621,628	864,038	1,641
Daily variation margin on futures contracts	–	–	9,950
Payable for fund shares repurchased	–	383,354	202,879
Deferred foreign taxes payable	–	1,406	–
Professional fees payable	38,807	36,922	22,097
Administration and custody fees payable (Note 4)	–	65,549	–
Management fees payable (Note 4)	1,745	2,253	1,003
Accrued expenses and other liabilities	8,424	15,355	7,735

Total liabilities	14,194,644	1,368,877	245,305

Net Assets	$83,841,981	$117,461,252	$28,151,296

Net assets consist of:
Paid in capital	84,836,518	132,400,571	29,978,835
Undistributed (distributions in excess of) net investment income	(25,248)	(74,567)	(443)
Accumulated net realized loss on investments, foreign currency transactions, and futures	(128,969)	(1,002,503)	(109,487)
Unrealized appreciation (depreciation) on:
Investments	(840,320)	(13,913,244)	(1,734,951)
Futures	–	63,450	17,342
Foreign currency	–	(12,455)	–

Net Assets	$83,841,981	$117,461,252	$28,151,296

Net asset value, offering, and redemption price per share	$9.89	$8.45	$9.30
Shares outstanding	8,477,224	13,902,714	3,028,300
* Investments in unaffiliated issuers, at cost (Note 2)	$83,335,081	$128,196,940	$28,946,003
**Investments in non-controlled affiliated issuer, at cost (Note 4)	13,317,540	2,440,800	976,457

Total Cost of Investments	96,652,621	130,637,740	29,922,460

*** Foreign Currency, at cost	–	1,267,897	–

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Statements of Operations

Year Ended December 31, 2015

	State Street Aggregate Bond Index Portfolio	State Street Global Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio*
Investment Income
Interest	$1,454,826	$57	$–
Dividend income (net of foreign taxes withheld of $259,275 and $294, respectively)	–	2,529,428	161,824
Dividend income from non-controlled affiliated issuer (Note 4)	14,498	1,446	618

Total investment income	1,469,324	2,530,931	162,442

Expenses
Administration and custody fees (Note 4)	13,002	313,760	2,188
Professional fees	72,133	70,167	26,900
Trustees’ fees (Note 5)	11,647	11,351	3,750
Interest expense	–	45	–
Printing fees	14,480	14,099	2,500
Other expenses	14,051	24,123	5,263

Total expenses	125,313	433,545	40,601
Less: Expenses waived/reimbursed by the Adviser (Note 4)	(106,859)	(360,189)	(37,591)

Total net expenses	18,454	73,356	3,010

Net Investment Income	1,450,870	2,457,575	159,432

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	516,297	(616,060)	(55,004)
Foreign currency	–	(31,526)	–
Futures contracts	–	(351,647)	(17,313)

Net realized gain (loss)	516,297	(999,233)	(72,317)

Change in net unrealized appreciation (depreciation) on:
Investments	(1,351,934)	(10,064,694)	(1,734,951)
Foreign currency	–	(8,991)	–
Futures contracts	–	71,950	17,342

Net change in unrealized appreciation (depreciation)	(1,351,934)	(10,001,735)	(1,717,609)

Net Increase (Decrease) in Net Assets Resulting from Operations	$615,233	$(8,543,393)	$(1,630,494)

*	For the period from August 11, 2015 (inception date) to December 31, 2015.

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	State Street Aggregate Bond Index Portfolio		State Street Global Equity ex-U.S. Index Portfolio
	For the Year Ended December 31, 2015	For the Period 9/19/14* to 12/31/14	For the Year Ended December 31, 2015	For the Period 9/17/14* to 12/31/14
Increase (Decrease) in Net Assets From Operations:
Net investment income	$1,450,870	$251,556	$2,457,575	$232,181
Net realized gain (loss) on investments, foreign currency transactions, and futures contracts	516,297	297,932	(999,233)	(17,014)
Net change in net unrealized appreciation (depreciation) on investments, foreign currency translations, and futures contracts	(1,351,934)	511,614	(10,001,735)	(3,860,514)

Net increase (decrease) in net assets from operations	615,233	1,061,102	(8,543,393)	(3,645,347)

Distributions From:
Net investment income	(1,321,087)	(252,366)	(2,500,924)	(284,533)
Net realized gain on investments	(939,187)	(158,232)	–	–
Return of capital	(143,433)	–	–	–

Total distributions	(2,403,707)	(410,598)	(2,500,924)	(284,533)

Fund Shares Transactions:
Shares sold	43,053,139	79,369,350	88,218,101	53,494,038
Reinvestment of distributions	2,403,707	410,598	2,500,924	284,533
Shares redeemed	(39,871,948)	(385,982)	(11,674,037)	(388,780)

Net increase (decrease) in net assets from fund share transactions	5,584,898	79,393,966	79,044,988	53,389,791

Voluntary contribution from Adviser	1,087	–	670	–
Net Increase in net assets	3,797,511	80,044,470	68,001,341	49,459,911
Net Assets
Beginning of year	80,044,470	–	49,459,911	–

End of year	$83,841,981	$80,044,470	$117,461,252	$49,459,911

Undistributed (distributions in excess of) net investment income	$(25,248)	$–	$(74,567)	$(5,293)

Share Transactions:
Proceeds from shares sold	4,249,283	7,892,207	9,497,332	5,407,432
Reinvestment of distributions	239,374	40,587	300,231	30,928
Cost of redemptions	(3,906,083)	(38,144)	(1,291,303)	(41,906)

Net increase in net assets from share transactions	582,574	7,894,650	8,506,260	5,396,454

*	Commencement of operations

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

State Street Small/Mid Cap Equity Index Portfolio
For the Period 8/11/15* to 12/31/15
Increase (Decrease) in Net Assets From Operations:
Net investment income	$159,432
Net realized loss on investments, foreign currency transactions, and futures contracts	(72,317)
Net change in net unrealized appreciation (depreciation) on investments, foreign currency translations, and futures contracts	(1,717,609)

Net increase (decrease) in net assets from operations	(1,630,494)

Distributions From:
Net investment income	(170,569)
Net realized gain on investments	(37,397)

Total distributions	(207,966)

Fund Share Transactions:
Shares sold	32,157,103
Reinvestment of distributions	207,966
Shares redeemed	(2,375,313)

Net increase (decrease) in net assets from fund share transactions	29,989,756

Net Increase in net assets	28,151,296
Net Assets
Beginning of year	–

End of year	$28,151,296

Undistributed (distributions in excess of) net investment income	$(443)

Share Transactions:
Proceeds from shares sold	3,259,393
Reinvestment of distributions	22,778
Cost of redemptions	(253,871)

Net increase in net assets from share transactions	3,028,300

*	Inception date

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Financial Highlights

	State Street Aggregate Bond Index Portfolio				State Street Global Equity ex-U.S. Index Portfolio				State Street Small/Mid Cap Equity Index Portfolio
	Year Ended 12/31/15		For the Period 9/19/14* – 12/31/14		Year Ended 12/31/15		For the Period 9/17/14* – 12/31/14		For the Period 8/12/15* – 12/31/15
Per Share Operating Performance:
Net asset value, beginning of period	$10.14		$10.00		$9.17		$10.00		$10.00

Net investment income(a)	0.20		0.04		0.25		0.05		0.06
Net realized and unrealized gain (loss) on investments	(0.13)		0.16		(0.79)		(0.82)		(0.69)

Total from investment operations	0.07		0.20		(0.54)		(0.77)		(0.63)

Voluntary contribution from Adviser	0.00	(g)	0.00	(g)	0.00	(g)	0.00	(g)	–

Distributions from:
Net investment income	(0.19)		(0.04)		(0.18)		(0.06)		(0.06)
Net realized gain on investments	(0.11)		(0.02)		–		–		(0.01)
Return of capital	(0.02)		–		–		–		–

Total distributions	(0.32)		(0.06)		(0.18)		(0.06)		(0.07)

Net increase (decrease) in net assets	(0.25)		0.14		(0.72)		(0.83)		(0.70)

Net asset value, end of period	$9.89		$10.14		$8.45		$9.17		$9.30

Total Return(b)	0.65	%(f)	2.00	%(c)(d)	(5.84	)%(f)	(7.72	)%(c)(d)	6.30	%(c)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$83,842		$80,044		$117,461		$49,460		$28,151
Ratios to average net assets:
Gross expenses	0.17%		0.25	%(e)	0.48%		0.73	%(e)	0.41	%(e)
Net expenses	0.03%		0.04	%(e)	0.08%		0.31	%(e)	0.03	%(e)
Net investment income	2.00%		1.52	%(e)	2.73%		1.77	%(e)	1.61	%(e)
Portfolio turnover	62%		16	%(c)	3%		0	%(c)	8	%(c)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Not annualized.
(d)	If the Adviser had not made a voluntary contribution during the period ended 12/31/14, the total return would have decreased by less than 0.005%.
(e)	Annualized.
(f)	If the Adviser had not made a voluntary contribution during the year ended 12/31/15, the total return would have decreased by less than 0.005%
(g)	Amount is less than $0.005 per share.

See accompanying notes to financial statements.

State Street Institutional Investment Trust

Notes to Financial Statements

December 31, 2015

1.	Organization

State Street Institutional Investment Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is as an open-end management investment company, and was organized as a Massachusetts business trust on February 16, 2000. The Trust consists of forty-five (45) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights (each, a “Fund”, and collectively, the “Funds”). The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares, with no par value. The financial statements herein relate to the following funds:

Fund	Classes	Commencement of Operations:
State Street Aggregate Bond Index Fund (diversified)	Class A Class I Class K Class C	September 19, 2014 September 19, 2014 September 19, 2014 Not commenced
State Street Global Equity ex-U.S. Index Fund (diversified)	Class A Class I Class K Class C	September 17, 2014 September 17, 2014 September 17, 2014 Not commenced
State Street Small/Mid Cap Equity Index Fund (diversified)	Class A Class I Class K Class C	October 16, 2015 October 16, 2015 August 12, 2015 Not commenced
State Street Aggregate Bond Index Portfolio (diversified)		September 19, 2014
State Street Global Equity ex-U.S. Index Portfolio (diversified)		September 17, 2014
State Street Small/Mid Cap Equity Index Portfolio (diversified)		August 12, 2015

The financial statements of the State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio (each a “Portfolio” and collectively the “Portfolios”) including the Schedules of Investments on this report should be read in conjunction with these financial statements.

The State Street Aggregate Bond Index Fund, State Street Global Equity ex-U.S. Index Fund and State Street Small/Mid Cap Equity Index Fund (each a “Fund” and collectively the “Funds”) invests as part of a “master-feeder” structure, and currently seeks to achieve its investment objective by investing substantially all of its investable assets in its corresponding Portfolio. Each of the Portfolios is a separate mutual fund that has a substantially similar investment objective, investment policies, and risks as its corresponding Fund. The performance of each Fund is directly affected by the performance of its

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

Portfolio. The following table discloses the Funds’ investment ownership percentages in their respective Portfolios.

Feeder Fund	% Investment in Master	Master Fund
State Street Aggregate Bond Index Fund	64.82%	State Street Aggregate Bond Index Portfolio
State Street Global Equity ex-U.S. Index Fund	48.78%	State Street Global Equity ex-U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Fund	14.90%	State Street Small/Mid Cap Equity Index Portfolio

Each Portfolio may hold portions of its assets in short-term debt instruments with remaining maturities of 397 days or less pending investment or to meet anticipated redemptions and day-to-day operating expenses. Each Portfolio’s shares are offered exclusively to investors (including without limitation, registered investment companies, private investment pools, bank collective funds, and investment separate accounts), like the Funds, that pay fees to SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”). Class A shares of the Funds are available to the general public for investment through transaction-based financial intermediaries.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation

Each Fund records its investment in its respective Portfolio at fair value each business day (net asset value). Each Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments. Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no prices are obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with their procedures to stabilize net asset value.

•

Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) and investment grade are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service, pursuant to policy and procedures approved by the Board.

•

Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded futures contracts are valued at the settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolio’s underlying indices, which in turn could result in a difference between the Portfolio’s performance and the performance of the Portfolios’ underlying indices. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

The Portfolios’ value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. For the year ended December 31, 2015, there were no transfers between levels for the State Street Aggregate Bond Index Portfolio. The State Street Global Equity ex-U.S. Index Portfolio had transfers from Level 2 to Level 1 during the year ended December 31, 2015 in the amount of $1,252,278. At December 31, 2015 these investments were valued at exchange closing prices in accordance with the Portfolio’s valuation policy. At December 31, 2014 these investments applied factor prices provided by an independent third party in accordance with the Portfolio’s valuation policy and procedures. There were no material transfers between Level 1 and Level 2 on the State Street Global Equity ex-U.S. Index Portfolio for the year ended December 31, 2015.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Portfolios invest in Real

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

Estate Investment Trusts (REITs). REITs will determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios’ policy is to record all REIT distributions as dividend income initially and redesignate the prior calendar year’s return of capital or capital gain distributions at year end. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions are determined using the identified cost method.

Expenses

Certain expenses, which are directly identifiable to a specific Fund or Portfolio are applied to that Fund and Portfolio. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund or Portfolio within the Trust. Class specific fees are borne by each class.

Foreign Currency Translation

The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates deemed appropriate pursuant to the valuation policy and procedures at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of transactions. The Funds and Portfolios do not isolate the effect of fluctuations in foreign exchange from the effect of fluctuations in the market price of securities. Such fluctuations are reflected by the Funds and Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Foreign Taxes

The Portfolios may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2015, if any, are disclosed in the Portfolios’ Statements of Assets and Liabilities.

Futures

The State Street Global Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio may enter into futures contracts to meet each Portfolio’s objective. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the State Street Global Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index are required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Variation margin payments are made or received by the State Street Global Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index each day, depending on the daily fluctuations in the value of the underlying security or index. Such receipt or payment is recorded by the State Street Global Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio for financial statement purposes as part of unrealized gains or losses, and is recorded on the Statements of Assets and Liabilities

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

as Receivable or Payable from broker – Daily variation margin on futures contracts. The Portfolios recognize a realized gain or loss when the contract is closed, which is recorded on the Statements of Operations. The risk of loss in trading futures contracts in some strategies is potentially unlimited.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended December 31, 2015, the State Street Global Equity ex-U.S. Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio entered into futures contracts for cash equalization and return enhancement.

The following table summarizes the value of the derivative instruments as of December 31, 2015, and the related location in the accompanying Schedule of Investments, Statements of Assets and Liabilities and Statements of Operations presented by primary underlying risk exposure:

Asset Derivatives(1)

	Equity Contracts	Total
State Street Global Equity ex-U.S. Index Portfolio	$63,450	$63,450
State Street Small/Mid Cap Equity Index Portfolio	17,342	17,342

Realized Gain (Loss)(2)

	Equity Contracts	Total
State Street Global Equity ex-U.S. Index Portfolio	$(351,647)	$(351,647)
State Street Small/Mid Cap Equity Index Portfolio	(17,313)	(17,313)

Change in Appreciation (Depreciation)(3)

	Equity Contracts	Total
State Street Global Equity ex-U.S. Index Portfolio	$71,950	$71,950
State Street Small/Mid Cap Equity Index Portfolio	17,342	17,342

(1)	Schedule of Investments: Unrealized appreciation (depreciation) on futures contracts. Only unsettled receivable/payable for variation margin is reported within Statements of Assets and Liabilities.

(2)	Statements of Operations location: Net realized gain (loss) on: Futures contracts

(3)	Statements of Operations location: Change in net unrealized appreciation (depreciation) on: Futures contracts

The average notional of futures outstanding for State Street Global Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio during the period ended December 31, 2015 were $2,246,366 and $226,306, respectively.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

When-Issued/Delayed Delivery Securities.

The State Street Aggregate Bond Index Portfolio may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the State Street Aggregate Bond Index Portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the State Street Aggregate Bond Index Portfolio enters into a purchase transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the State Street Aggregate Bond Index Portfolio may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Mortgage Dollar Rolls

The State Street Aggregate Bond Index Portfolio may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The State Street Aggregate Bond Index Portfolio receives compensation as consideration for entering into the commitment to repurchase.

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.

Additionally, the value of such securities may change adversely before the State Street Aggregate Bond Index Portfolio is able to repurchase them. There can be no assurance that the State Street Aggregate Bond Index Portfolio’s use of the cash that it receives form a mortgage dollar roll will provide a return that exceeds its costs. The State Street Aggregate Bond Index Portfolio’s use of to-be announced (“TBA”) mortgage dollar rolls may cause the funds to experience higher transaction costs.

Federal Income Taxes

Each Fund and Portfolio has qualified and intends to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund and each Portfolio will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds and Portfolios will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

regulations which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for foreign currencies and losses deferred due to wash sales.

Additionally, based on SSGA FM’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Portfolios invest, the Portfolios will provide for foreign taxes and, where appropriate, deferred foreign taxes.

SSGA FM has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax is required in the Funds’ and Portfolios’ financial statements. The Funds’ and the Portfolios’ federal tax returns for the prior three fiscal years, as applicable, remain subject to examination by the their major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds and Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Funds’ and the Portfolios’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

For the year ended December 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Capital Accumulated Gain (Loss)	Undistributed Net Investment Income (Loss)
State Street Aggregate Bond Index Fund	$(389)	$(520,984)	$521,373
State Street Global Equity ex-U.S. Index Fund	–	2,700	(2,700)
State Street Small/Mid Cap Equity Index Fund	–	(3,307)	3,307
State Street Aggregate Bond Index Portfolio	–	155,031	(155,031)
State Street Global Equity ex-U.S. Index Portfolio	(5,595)	31,520	(25,925)
State Street Small/Mid Cap Equity Index Portfolio	(10,921)	227	10,694

The tax character of distributions paid to shareholders during the period ended December 31, 2015 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Tax Return of Capital	Total
State Street Aggregate Bond Index Fund	$2,255,223	$153	$94,809	$2,350,185
State Street Global Equity ex-U.S. Index Fund	1,175,011	–	–	1,175,011
State Street Small/Mid cap Equity Index Fund	26,008	1,624	–	27,632
State Street Aggregate Bond Index Portfolio	2,260,274	–	143,433	2,403,707
State Street Global Equity ex-U.S. Index Portfolio	2,495,329	–	5,595	2,500,924
State Street Small/Mid Cap Equity Index Portfolio	181,912	15,133	10,921	207,966

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

The tax character of distributions paid to shareholders during the period ended December 31, 2014 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total
State Street Aggregate Bond Index Fund	$385,601	$–	$385,601
State Street Global Equity ex-U.S. Index Fund	$241,641	$–	$241,641
State Street Aggregate Bond Index Portfolio	$410,598	$–	$410,598
State Street Global Equity ex-U.S. Index Portfolio	$284,533	$–	$284,533

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains Income	Capital Loss Carryover	Unrealized Appreciation (Depreciation)	Late Year Ordinary and Post October Loss Deferrals	Total
State Street Aggregate Bond Index Fund	$–	$–	$–	$(978,744)	$–	$(978,744)
State Street Global Equity ex-U.S. Index Fund	280	–	(843)	(7,869,692)	–	(7,870,255)
State Street Small/Mid Cap Equity Index Fund	–	605	–	(300,720)	–	(300,115)
State Street Aggregate Bond Index Portfolio	–	–	–	(841,273)	(153,264)	(994,537)
State Street Global Equity ex-U.S. Index Portfolio	–	–	(767,592)	(14,145,725)	(26,002)	(14,939,319)
State Street Small/Mid Cap Equity Index Portfolio	–	–	–	(1,785,152)	(42,387)	(1,827,539)

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

Fund	Post October Capital Loss Deferrals	Late Year Ordinary Loss Deferrals
State Street Aggregate Bond Index Fund	$–	$–
State Street Global Equity ex-U.S. Index Fund	–	–
State Street Small/Mid Cap Equity Index Fund	–	–
State Street Aggregate Bond Index Portfolio	(128,016)	(25,248)
State Street Global Equity ex-U.S. Index Portfolio	–	(26,002)
State Street Small/Mid Cap Equity Index Portfolio	(42,387)	–

At December 31, 2015, Funds had capital loss carryover in the amount of:

Fund	Non-Expiring Short Term	Non-Expiring Long Term	Total
State Street Aggregate Bond Index Fund	$–	$–	$–
State Street Global Equity ex-U.S. Index Fund	843	–	843
State Street Small/Mid Cap Equity Index Fund	–	–	–
State Street Aggregate Bond Index Portfolio	–	–	–
State Street Global Equity ex-U.S. Index Portfolio	468,958	298,634	767,592
State Street Small/Mid Cap Equity Index Portfolio	–	–	–

At December 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purpose were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$55,323,148	$–	$978,744	$(978,744)
State Street Global Equity ex-U.S. Index Fund	$65,166,653	$–	$7,869,692	$(7,869,692)
State Street Small/Mid Cap Equity Index Fund	$4,495,821	$–	$300,720	$(300,720)
State Street Aggregate Bond Index Portfolio	$96,653,574	$182,742	$1,024,015	$(841,273)
State Street Global Equity ex-U.S. Index Portfolio	$130,857,903	$3,108,426	$17,241,833	$(14,133,407)
State Street Small/Mid Cap Equity Index Portfolio	$29,972,661	$865,751	$2,650,903	$(1,785,152)

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

Distributions

Dividends from net investment income are declared and paid at least monthly by the State Street Aggregate Bond Index Fund and the State Street Aggregate Bond Index Portfolio and annually by the State Street Global Equity ex-U.S. Index Fund, the State Street Global Equity ex-U.S. Index Portfolio, the State Street Small/Mid Cap Equity Index Fund, and the State Street Small/Mid Cap Equity Index Portfolio. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Investment Transactions

For the period ended December 31, 2015, purchases and sales of investment securities (excluding short-term securities) by the Portfolios were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$39,695,637	$31,677,280	$8,111,398	$5,990,288
State Street Global Equity ex-U.S. Index Portfolio	$–	$–	$79,334,049	$2,678,763
State Street Small/Mid Cap Equity Index Portfolio	$–	$–	$31,055,385	$2,006,817

4.	Fees and Compensation paid to Affiliates and other Related Party Transactions

The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Fund
State Street Aggregate Bond Index Fund	0.03%
State Street Global Equity ex-U.S. Index Fund	0.06%
State Street Small/Mid Cap Equity Index Fund	0.03%

The Portfolios pay no investment advisory fees to SSGA FM.

SSGA FM is contractually obligated until April 30, 2016, to waive its management fee and/or to reimburse the State Street Aggregate Bond Index Fund and the State Street Global Equity ex-U.S. Index Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.04% and 0.10%, respectively, of average daily net assets on an annual basis.

SSGA FM is contractually obligated until April 30, 2016, to waive its management fee and/or to reimburse State Street Aggregate Bond Index Portfolio and the State Street Global Equity ex-U.S. Index Portfolio for expenses to the extent that total expenses (exclusive of non-recurring account fees,

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

extraordinary expenses, acquired fund fees, distribution, shareholder services and sub transfer agency expenses) exceed 0.04% and 0.08%, respectively, of average daily net assets on an annual basis. These waivers and/or reimbursements may not be terminated during the relevant period except with the approval of the Funds’ and Portfolios’ Board.

SSGA FM is contractually obligated until April 30, 2017, to waive its management fee and/or to reimburse the State Street Small/Mid Cap Equity Index Fund and the State Street Small/Mid Cap Equity Index Portfolio for expenses to the extent that the total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.03% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2017 except with the approval of the Fund’s and Portfolio’s Board of Trustees.

For the period ended December 31, 2015, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.

During the year ended December 31, 2015, the Adviser made contributions of $1,087 and $670 to the State Street Aggregate Bond Index Portfolio and the State Street Global Equity ex-U.S. Index Portfolio in connection with a portfolio investment matter. These amounts can be found on the Statements of Changes in Net Assets.

SSGA FM serves as administrator and State Street serves as sub-administrator and custodian to the Funds. For its administration services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Effective June 1, 2015, SSGA FM serves as administrator and State Street serves as the sub-administrator, custodian, and transfer agent to the Portfolios. For its administration services each Portfolio pays SSGA FM an annual fee. SSGA FM compensates State Street for its services as sub-administrator, custodian, and transfer agent to the Portfolios.

Prior to June 1, 2015, State Street served as the administrator, custodian, transfer agent and dividend disbursing agent for the Portfolios. In compensation for these services, the Portfolios paid State Street an annual fee. The fee was accrued daily and payable monthly, and was calculated as the greater of an asset-based fee or a minimum fee. The minimum fee was calculated by multiplying the minimum per fund fee by the number of funds in the State Street Master Funds Trust plus the number of stand-alone funds in the State Street Institutional Investment Trust to arrive at the total minimum fee. The asset-based fee was calculated at the following rates:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee	$150,000

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Funds. For these services, the

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

Funds pay annual account services fees, activity-based fees, charges related to compliance and regulatory services.

State Street Global Markets LLC (“SSGM” or the “Distributor”) serves as the distributor of the Funds. SSGM is a wholly owned subsidiary of State Street Corporation. The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Fund may reimburse SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I and K shares are sold without a sales charge and only to certain eligible investors.

The Funds may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

Investments in Portfolios are not subject to any sales load or redemption fees. Assets of the Portfolios are not subject to Rule 12b-1 fee.

Transactions with Affiliates

Certain investments made by the Portfolios were made in securities affiliated with SSGA FM. The Portfolios invested in the State Street Institutional Liquid Reserves Fund and State Street Institutional U.S. Government Money Market Fund. Transactions in affiliates for the period ending December 31, 2015 were as follows:

State Street Aggregate Bond Index Portfolio

Security Description	Number of shares held at 12/31/14	Shares purchased for the year ended 12/31/15	Shares sold for the year ended 12/31/15	Number of shares held at 12/31/15	Value at 12/31/15	Income earned for the year ended 12/31/15	Realized gain/loss on shares sold
State Street Institutional Liquid Reserves Fund, Premier Class	19,953,875	89,682,502	96,318,837	13,317,540	13,317,540	14,498	–

State Street Global Equity ex-U.S. Index Portfolio

Security Description	Number of shares held at 12/31/14	Shares purchased for the year ended 12/31/15	Shares sold for the year ended 12/31/15	Number of shares held at 12/31/15	Value at 12/31/15	Income earned for the year ended 12/31/15	Realized gain/loss on shares sold
State Street Institutional Liquid Reserves Fund, Premier Class	597,024	50,626,183	51,223,207	–	–	1,170	–
State Street Institutional U.S. Government Money Market Fund, Premier Class	–	31,999,985	29,559,185	2,440,800	2,440,800	276	–

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

State Street Small/Mid Cap Equity Index Portfolio

Security Description	Number of shares held at 12/31/14	Shares purchased for the period ended 12/31/15	Shares sold for the period ended 12/31/15	Number of shares held at 12/31/15	Value at 12/31/15	Income earned for the period ended 12/31/15	Realized gain/loss on shares sold
State Street Institutional Liquid Reserves Fund, Premier Class	–	28,824,899	27,848,442	976,457	976,457	618	–

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds and Portfolios does not receive compensation from the Funds and Portfolios for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. Trustees’ fees and expenses are allocated among the Trusts and Funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the Funds and Portfolios, subject to a $15,000 minimum per Fund and Portfolio. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of- pocket expenses in connection with meeting attendance. Each trust will bear a pro-rata allocation based on the Trust’s average monthly assets. As of the date of these financial statements, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

6.	Concentration Risk

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rate rise. In addition when interest rates fall income may decline. The Funds’ assets may be concentrated in a particular state or geographic area, or in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries of sector, and its shares may be subject to increased price volatility. In addition, if a Fund concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

7.	Foreign Investment Risks

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the marks for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Portfolios invest are considered emerging markets. Investment in these emerging markets subjects a Portfolio to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

8.	Line of Credit

Effective October 15, 2015, the Portfolios and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $360 million revolving credit facility provided by a syndication of banks. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. A Participant may borrow up to a maximum of 33% of its assets or a lower amount as may be set forth in the Portfolio’s prospectus. The Portfolios had no outstanding loans during the period ended December 31, 2015.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and the Portfolios through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of State Street Institutional Investment Trust:

We have audited the accompanying statements of assets and liabilities of State Street Aggregate Bond Index Fund, State Street Global Equity ex-U.S. Index Fund and State Street Small/Mid Cap Equity Index Fund (collectively, the “Funds”), and State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Portfolio (collectively, the “Portfolios”) (six of the series constituting the State Street Institutional Investment Trust), including the schedules of investments of the Portfolios, as of December 31, 2015, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ and Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ and Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ and Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Aggregate Bond Index Fund, State Street Global Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Portfolio (six of the series constituting State Street Institutional Investment Trust) at December 31, 2015, the results of their operations, the changes in their net assets and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2016

State Street Institutional Investment Trust

Other Information

December 31, 2015 (Unaudited)

Shareholder Expense Example

As a shareholder of a fund (the “Funds”), you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the six months ended from July 1, 2015 to December 31, 2015.

a.	Actual Expenses – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

b.	Hypothetical Example for Comparison Purposes – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Class A Shares	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *

Based on Actual Fund Return
State Street Aggregate Bond Index Fund	$1,000.00	$1,006.24	$1.48
State Street Global Equity ex-U.S. Index Fund	$1,000.00	$899.99	$1.08
State Street Small/Mid Cap Equity Index Fund	$1,000.00	$937.34	$0.61

Based on Hypothetical (5% return before expenses)	Beginning Account Value January 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *
State Street Aggregate Bond Index Fund	$1,000.00	$1,023.72	$1.50
State Street Global Equity ex-U.S. Index Fund	$1,000.00	$1,024.07	$1.15
State Street Small/Mid Cap Equity Index Fund	$1,000.00	$1,024.38	$0.83

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2015 (Unaudited)

Shareholder Expense Example — (continued)

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolios. Each Fund’s annualized expense ratio for the six months ended December 31, 2015 was as follows:

State Street Aggregate Bond Index Fund	0.29%
State Street Global Equity ex-U.S. Index Fund	0.23%	**
State Street Small/Mid Cap Equity Index Fund	0.16%

**	An expense adjustment was recorded in the Fund’s most recent six-month period. Had the adjustment been recorded throughout the entire fiscal year, the annualized expense ratio would have been 0.31%.

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

Class I Shares	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *

Based on Actual Fund Return
State Street Aggregate Bond Index Fund	$1,000.00	$1,006.68	$0.15
State Street Global Equity ex-U.S. Index Fund	$1,000.00	$901.27	($0.12)
State Street Small/Mid Cap Equity Index Fund	$1,000.00	$938.23	$0.04

Based on Hypothetical (5% return before expenses)	Beginning Account Value January 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *
State Street Aggregate Bond Index Fund	$1,000.00	$1,025.05	$0.16
State Street Global Equity ex-U.S. Index Fund	$1,000.00	$1,025.33	$(0.13)
State Street Small/Mid Cap Equity Index Fund	$1,000.00	$1,025.10	$0.11

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolios. Each Fund’s annualized expense ratio for the six months ended December 31, 2015 was as follows:

State Street Aggregate Bond Index Fund	0.03%
State Street Global Equity ex-U.S. Index Fund	(0.02	)%**
State Street Small/Mid Cap Equity Index Fund	0.02%

**	An expense adjustment was recorded in the Fund’s most recent six-month period. Had the adjustment been recorded throughout the entire fiscal year, the annualized expense ratio would have been 0.06%.

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

Class K Shares	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *

Based on Actual Fund Return
State Street Aggregate Bond Index Fund	$1,000.00	$1,006.69	$0.15
State Street Global Equity ex-U.S. Index Fund	$1,000.00	$901.27	$(0.09)
State Street Small/Mid Cap Equity Index Fund	$1,000.00	$936.22	$0.15

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2015 (Unaudited)

Shareholder Expense Example — (continued)

Class K Shares	Beginning Account Value January 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)
State Street Aggregate Bond Index Fund	$1,000.00	$1,025.06	$0.15
State Street Global Equity ex-U.S. Index Fund	$1,000.00	$1,025.30	$(0.10)
State Street Small/Mid Cap Equity Index Fund	$1,000.00	$1,025.01	$0.20

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolios. Each Fund’s annualized expense ratio for the six months ended December 31, 2015 was as follows:

State Street Aggregate Bond Index Fund	0.03%
State Street Global Equity ex-U.S. Index Fund	(0.02	)%**
State Street Small/Mid Cap Equity Index Fund	0.04%

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

**	An expense adjustment was recorded in the Fund’s most recent six-month period. Had the adjustment been recorded throughout the entire fiscal year, the annualized expense ratio would have been 0.06%

Six Months Ended December 31, 2015

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *

Based on Actual Portfolio Return
State Street Aggregate Bond Index Portfolio	$1,000.00	$1,006.89	$0.06
State Street Global Equity ex-U.S. Index Portfolio	$1,000.00	$901.34	$2.89
State Street Small/Mid Cap Equity Index Portfolio	$1,000.00	$936.97	$0.10

Based on Hypothetical (5% return before expenses)	Beginning Account Value January 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *
State Street Aggregate Bond Index Portfolio	$1,000.00	$1,025.14	$0.06
State Street Global Equity ex-U.S. Index Portfolio	$1,000.00	$1,022.17	$3.07
State Street Small/Mid Cap Equity Index Portfolio	$1,000.00	$1,025.07	$0.13

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolios. Each Portfolio’s annualized expense ratio for the six months ended December 31, 2015 was as follows:

State Street Aggregate Bond Index Portfolio	0.01%
State Street Global Equity ex-U.S. Index Portfolio	0.08%
State Street Small/Mid Cap Equity Index Portfolio	0.03%

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2015 (Unaudited)

Dividend Received Deduction

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal period ended December 31, 2015.

Percentage of distributions which qualify for the corporate dividends received deduction:

Fund	Percentage
State Street Aggregate Bond Index Fund	0.00%
State Street Global Equity ex-U.S. Index Fund	0.01
State Street Small/Mid Cap Equity Index Fund	56.25
State Street Aggregate Bond Index Portfolio	0.00
State Street Global Equity ex-U.S. Index Portfolio	0.01
State Street Small/Mid Cap Equity Portfolio	55.46

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal period ended December 31, 2015, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. These amounts are noted below:

Fund	Amount
State Street Global Equity ex-U.S. Index Fund	$1,060,833
State Street Small/Mid Cap Equity Index Fund	16,126
State Street Global Equity ex-U.S. Index Portfolio	2,400,603
State Street Small/Mid Cap Equity Portfolio	109,293

Foreign Tax Credit

The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the year ended December 31, 2015, the total amount of foreign taxes that will be passed through are:

Fund	Amount
State Street Global Equity ex-U.S. Index Fund	$109,704
State Street Global Equity ex-U.S. Index Portfolio	227,310

The amount of foreign source income earned on the following Funds during the year ended December 31, 2015 were as follows:

Fund	Amount
State Street Global Equity ex-U.S. Index Fund	$1,206,244
State Street Global Equity ex-U.S. Index Portfolio	2,788,465

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2015 (Unaudited)

Long Term Capital Gains

Long term capital gains dividends were paid from the following Funds during the year ended December 31, 2015:

Fund	Amount
State Street Aggregate Bond Index Fund	$153
State Street Small/Mid Cap Equity Index Fund	1,624
State Street Small/Mid Cap Equity Portfolio	15,133

General Tax Disclosure

Form 1099-DIV mailed to you in January 2016 will show the tax status of all distributions paid to your account in calendar year 2015.

Please consult a tax adviser for questions about federal or state income tax laws.

Proxy Voting Policies and Procedures and Record

The Portfolios have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolios have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolios’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolios at (800) 647-7327, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolios voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolios will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolios’ semi-annual and annual financial statements. The Portfolios’ Form N-Q is available (i) without charge, upon request, by calling the Portfolios at (800) 647-7327, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2015 (Unaudited)

State Street Small/Mid Cap Equity Index Fund

State Street Small/Mid Cap Equity Index Portfolio

Trustee Considerations in Approval of Investment Advisory Agreement

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in-person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Independent Trustees on the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in-person on May 18-19, 2015 to consider proposals to approve, with respect to each of State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio, each a new series of the Trust (each, a “New Fund” and collectively, the “New Funds”), the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (the “Adviser”). Prior to voting on the proposals, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposals fully. The Independent Trustees were separately represented by co-counsel that is independent of the Adviser in connection with their consideration of approval of the Advisory Agreement with respect to the New Funds. The Independent Trustees considered, among other things, the following:

Information about Fees and Expenses

•

A report prepared by an independent third-party provider of investment company data, which included for each New Fund (except for State Street Small/Mid Cap Equity Index Portfolio, which operates as a “master” fund in a master/feeder structure and does not pay a management fee to the Adviser):

•

Comparisons of each New Fund’s estimated expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider; and

•	Comparisons of each New Fund’s contractual and estimated actual management fees to the contractual and actual management fees of comparable mutual funds.

•

Comparative information regarding fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing each New Fund, to the extent applicable.

Information about Portfolio Management

•	Descriptions of the investment management services to be provided by the Adviser, including its investment strategies and processes;

•

Information concerning the allocation of brokerage and the benefits to be received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits to be received in connection with each New Fund’s brokerage; and

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2015 (Unaudited)

Trustee Considerations in Approval of Investment Advisory Agreement — (continued)

•

Information regarding the procedures and processes to be used to value the assets of each New Fund and the assistance to be provided by the Adviser to its affiliates in monitoring the effectiveness of such procedures and processes.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals who will be responsible for managing each New Fund;

•	A copy of the Code of Ethics adopted by the Adviser, together with information relating to compliance with and the administration of such Code;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by each New Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the other funds in the fund complex (the “Other Funds”);

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services to be provided to each New Fund by the Adviser in its role as administrator, and by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of each New Fund, and the role of the Adviser in managing each New Fund’s relationship with these affiliated service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the New Funds;

•

Draft responses to the letter dated March 11, 2015 from Joseph P. Barri, LLC (co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees reviewed prior to such date by Independent Counsel, requesting specific information regarding the Other Funds, certain of which was applicable to the New Funds, from each of:

•

The Adviser, with respect to its operations relating to the Other Funds and its approximate profit margins before taxes from such operations for the Other Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Other Funds, together with their approximate profit margins from such relevant operations for the Other Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, and securities lending agent for the Other Funds, with respect to its operations relating to the Other Funds; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Other Funds (the “Distributor”), with respect to its operations relating to the Other Funds, together with the Other Funds’ related distribution plans and arrangements under SEC Rule 12b-1.

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2015 (Unaudited)

Trustee Considerations in Approval of Investment Advisory Agreement — (continued)

In addition to the information identified above, the Board considered information provided by the Adviser and other service providers of the New Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Other Funds and the investment strategies used in pursuing each Other Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Funds.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 18-19, 2015 the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreement with respect to each New Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to each New Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by each New Fund, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to each New Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention to be devoted to the New Funds by senior management.

The Board reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the New Funds’ securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to provide high quality investment management and related services for each New Fund.

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2015 (Unaudited)

Trustee Considerations in Approval of Investment Advisory Agreement — (continued)

Fund Performance

Because the New Funds have not yet commenced operations, the Board noted that they could not draw any conclusions regarding the performance of the New Funds. The Board, however, considered, at this and at prior meetings, the performance of other comparable funds or accounts, if any, managed by the Adviser and the performance of their respective benchmarks and/or peer groups. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of the Other Funds and is generally satisfied with the performance of these Other Funds.

Management Fees and Expenses

The Board reviewed the contractual management fee rate to be payable by the New Funds and the actual management fee rate to be payable by the New Funds, net of waivers (except for State Street Small/Mid Cap Equity Index Portfolio, which does not pay a management fee to the Adviser as such fee as paid at the “feeder” fund level). As part of its review, the Board considered each New Fund’s management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent third-party provider of investment company data. The Board also considered the comparability of the fees to be charged and the services to be provided to the New Funds by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, to the extent applicable. In addition, the Board considered that the Adviser agreed to waive fees or pay expenses of the New Funds to limit the total expenses borne by the New Funds’ shareholders. Among other information, the Board considered the following expense information in its evaluation of the New Funds:

The Board considered that each New Fund’s contractual management fee was below the median of its respective Expense Group. The Board also considered that State Street Small/Mid Cap Equity Index Fund’s expected actual management fee was equal to the Expense Group median and below the Expense Universe median. The Board also considered that State Street Small/Mid Cap Equity Index Fund’s expected total expenses were below the medians of the Expense Group and Expense Universe.

Profitability

Because the New Funds have not yet commenced operations, the Board noted that they could not draw any conclusions regarding the profitability of the New Funds. The Board, however, reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Other Funds. The Board considered other direct and indirect benefits received by the Adviser and the affiliated service providers in connection with their relationships with the Other Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Other Funds and other investment advisory clients, together with the ranges of profitability of each of the affiliated service providers with respect to their services to the Other Funds.

The Board concluded that the expected profitability of the Adviser with respect to New Funds, and the expected profitability range of each of the affiliated service providers with respect to its services to the New Funds, was expected to be reasonable in relation to the services provided.

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2015 (Unaudited)

Trustee Considerations in Approval of Investment Advisory Agreement — (continued)

Economies of Scale

In reviewing expected management fees and anticipated profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the New Funds, on the other hand, can expect to realize benefits from economies of scale as the New Funds’ assets increase. The Board acknowledged the difficulty in accurately measuring the expected benefits resulting from the economies of scale with respect to the management of the New Funds in view of the fact that the New Funds have not yet commenced operations. The Board concluded that, in light of the fact that the New Funds have not yet commenced operations, and the comparatively low management fees and expense ratios of the New Funds, it does not appear that the Adviser or its affiliates are expected to realize benefits from economies of scale in managing the assets of the New Funds to such an extent that the proposed advisory fees should be reduced or that breakpoints in such fees should be implemented for the New Funds at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the New Funds and their shareholders, and (2) the rates to be payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

State Street Institutional Investment Trust

Trustees and Officers Information

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.
William L. Marshall State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Marshall Financial Group, Inc.

State Street Institutional Investment Trust

Trustees and Officers Information — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Richard D. Shirk State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present); Chairman (January 2014 – Present).
Rina K. Spence State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 – present).	75
Bruce D. Taber State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75

State Street Institutional Investment Trust

Trustees and Officers Information — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Douglas T. Williams State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	75

Interested Trustee(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – Present); and Principal, State Street Global Advisors (2006 – present).	290	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

State Street Institutional Investment Trust

Trustees and Officers Information — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992-2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).

State Street Institutional Investment Trust

Trustees and Officers Information — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected:8/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015-Present); Senior Manager-Mutual Fund Compliance, ICMA-Retirement Corporation (December 2011 – January 2015); Assistant Vice President, J.P. Morgan (September 2007 – December 2011).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 –present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).
David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 –present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator of the Funds and the Portfolios and Transfer Agent of the Portfolios

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

Transfer Agent of the Funds

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	IBG-18499

Annual Report

31 December 2015

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Annual Report

December 31, 2015

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Portfolio Statistics (Unaudited)

The Fund has less than six months of operations at reporting end and therefore does not have performance history to provide in this report.

Portfolio Composition*	December 31, 2015
Common Stocks	90.1%
Rights	0.0 **
Short-Term Investment	9.4
Other Assets in Excess of Liabilities	0.5
Total	100.0%

**	Less than 0.05% of net assets.

Top Five Sectors (excluding short-term investment)*	December 31, 2015
Banks	16.6%
Oil, Gas & Consumable Fuels	6.1
Internet Software & Services	6.0
Technology Hardware, Storage & Peripherals	5.3
Semiconductors & Semiconductor Equipment	4.5
Total	38.5%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

See accompanying notes to financial statements.

1

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – 90.1%
Brazil – 5.4%
Ambev SA(a)	225,435	$1,012,949
B2W Cia Digital(a)(b)	5,600	21,480
Banco Bradesco SA(a)	36,200	186,496
Banco Bradesco SA Preference Shares(a)	120,600	583,548
Banco do Brasil SA(a)	41,100	152,218
Banco Santander Brasil SA(a)	19,900	80,193
BB Seguridade Participacoes SA(a)	33,400	204,116
BM&FBovespa SA(a)	82,500	225,578
BR Malls Participacoes SA(a)	21,000	58,515
Braskem SA Class A, Preference Shares(a)	7,400	51,425
BRF SA(a)	31,300	436,584
CCR SA(a)	42,200	133,336
Centrais Eletricas Brasileiras SA Class B, Preference Shares(a)	10,800	28,367
CETIP SA – Mercados Organizados(a)	10,700	101,113
Cia Brasileira de Distribuicao Preference Shares(a)	7,500	78,972
Cia de Saneamento Basico do Estado de Sao Paulo(a)	16,400	78,106
Cia Energetica de Minas Gerais Preference Shares(a)	36,000	55,503
Cia Energetica de Sao Paulo Class B, Preference Shares(a)	9,000	30,367
Cia Paranaense de Energia Preference Shares(a)	4,900	29,930
Cia Siderurgica Nacional SA(a)	29,900	29,966
Cielo SA(a)	40,600	342,955
Cosan SA Industria e Comercio(a)	5,900	37,372
CPFL Energia SA(a)(b)	9,500	36,323
Duratex SA(a)	14,300	21,276
EDP – Energias do Brasil SA(a)	11,400	34,590
Embraer SA(a)	31,800	241,656
Equatorial Energia SA(a)	8,500	73,517
Estacio Participacoes SA(a)	13,600	47,631
Fibria Celulose SA(a)	11,900	156,218
Gerdau SA Preference Shares(a)	41,100	47,878
Hypermarcas SA(a)(b)	16,700	91,195
Itau Unibanco Holding SA Preference Shares(a)	145,200	960,399
Itausa – Investimentos Itau SA Preference Shares(a)	169,200	292,376
JBS SA(a)	35,200	109,237
Klabin SA(a)	26,473	156,630
Kroton Educacional SA(a)	66,100	158,108
Localiza Rent a Car SA(a)	7,000	43,701
Lojas Americanas SA(a)	7,500	23,529
Lojas Americanas SA Preference Shares(a)	23,300	113,585
Lojas Renner SA(a)	30,600	131,450
M Dias Branco SA(a)	1,600	26,867
Multiplan Empreendimentos Imobiliarios SA(a)	3,900	37,279
Natura Cosmeticos SA(a)	8,200	48,488
Odontoprev SA(a)	12,700	30,281
Petroleo Brasileiro SA(a)(b)	142,300	304,389

Petroleo Brasileiro SA Preference Shares(a)(b)	187,500	313,844
Porto Seguro SA(a)	5,500	39,936
Qualicorp SA(a)	10,492	37,318
Raia Drogasil SA(a)	10,200	91,271
Sul America SA(a)	8,400	39,399
Suzano Papel e Celulose SA Class A, Preference Shares(a)	17,600	83,114
Telefonica Brasil SA Preference Shares(a)	18,800	169,124
Tim Participacoes SA(a)	40,500	69,850
TOTVS SA(a)	5,900	46,144
Tractebel Energia SA(a)	7,800	65,769
Transmissora Alianca de Energia Eletrica SA(a)	4,600	19,453
Ultrapar Participacoes SA(a)	17,300	262,901
Vale SA(a)	61,500	200,366
Vale SA Preference Shares(a)	92,100	235,961
WEG SA(a)	27,000	101,943

		8,922,085

Chile – 1.2%
AES Gener SA	120,485	53,465
Aguas Andinas SA Class A	125,020	64,147
Banco de Chile	1,148,973	117,038
Banco de Credito e Inversiones(a)	1,589	59,723
Banco Santander Chile	3,153,334	141,468
Cencosud SA	62,155	124,117
Cia Cervecerias Unidas SA	7,066	78,179
Colbun SA	377,278	90,087
Corpbanca SA(a)	7,322,567	58,678
Embotelladora Andina SA Class B, Preference Shares(a)	12,445	37,002
Empresa Nacional de Electricidad SA	156,849	194,481
Empresa Nacional de Telecomunicaciones SA	5,653	50,587
Empresas CMPC SA	59,761	128,942
Empresas COPEC SA	21,751	186,728
Enersis SA	938,841	226,655
Latam Airlines Group SA(a)(b)	14,345	75,176
SACI Falabella	23,278	148,354
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares(a)	4,605	86,177
SONDA SA	22,905	40,590

		1,961,594

China – 25.5%
58.com, Inc. ADR(b)	1,800	118,728
AAC Technologies Holdings, Inc.(a)	35,000	226,784
Agricultural Bank of China, Ltd. Class H(a)	1,102,000	448,454
Air China, Ltd. Class H(a)	88,000	69,130
Alibaba Group Holding, Ltd. ADR(b)	24,000	1,950,480
Alibaba Health Information Technology, Ltd.(a)(b)	116,000	79,879
Aluminum Corp. of China, Ltd. Class H(a)(b)	188,000	61,953

See accompanying notes to financial statements.

2

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
China – (continued)
Anhui Conch Cement Co., Ltd. Class H(a)	59,000	$157,710
ANTA Sports Products, Ltd.(a)	48,000	131,224
AviChina Industry & Technology Co., Ltd. Class H(a)	104,000	81,262
Baidu, Inc. ADR(b)	6,600	1,247,664
Bank of China, Ltd. Class H(a)	3,798,000	1,685,201
Bank of Communications Co., Ltd. Class H(a)	419,000	293,831
Beijing Capital International Airport Co., Ltd. Class H(a)	72,000	77,331
Beijing Enterprises Holdings, Ltd.(a)	25,000	150,865
Beijing Enterprises Water Group, Ltd.(a)(b)	208,000	145,609
Belle International Holdings, Ltd.(a)	222,000	166,100
Brilliance China Automotive Holdings, Ltd.(a)	144,000	179,921
Byd Co., Ltd. Class H(a)(b)	31,000	169,296
CAR, Inc.(a)(b)	39,000	64,265
CGN Power Co., Ltd. Class H(a)(c)	426,000	158,607
China Cinda Asset Management Co., Ltd. Class H(a)	418,000	154,383
China CITIC Bank Corp., Ltd. Class H(a)(b)	391,000	252,001
China Coal Energy Co., Ltd. Class H(a)	128,000	48,715
China Communications Construction Co., Ltd. Class H(a)	211,000	213,514
China Communications Services Corp., Ltd. Class H(a)	116,000	43,540
China Conch Venture Holdings, Ltd.(a)	64,500	133,272
China Construction Bank Corp. Class H(a)	4,023,000	2,744,244
China COSCO Holdings Co., Ltd. Class H(a)(b)	123,500	58,954
China Everbright Bank Co., Ltd. Class H(a)	164,000	79,620
China Everbright International, Ltd.(a)	118,000	150,731
China Everbright, Ltd.(a)	44,000	100,609
China Galaxy Securities Co., Ltd. Class H(a)	158,500	144,251
China Huishan Dairy Holdings Co., Ltd.(a)	300,000	114,729
China International Marine Containers Group Co., Ltd. Class H(a)	23,900	43,505
China Jinmao Holdings Group, Ltd.(a)	178,000	60,630
China Life Insurance Co., Ltd. Class H(a)	356,000	1,145,096
China Longyuan Power Group Corp., Ltd. Class H(a)	152,000	114,299

China Medical System Holdings, Ltd.(a)	53,000	77,538
China Mengniu Dairy Co., Ltd.(a)	131,000	212,655
China Merchants Bank Co., Ltd. Class H(a)	219,500	514,369
China Merchants Holdings International Co., Ltd.(a)	56,000	177,118
China Minsheng Banking Corp., Ltd. Class H(a)	282,000	278,913
China Mobile, Ltd.(a)	293,500	3,303,622
China National Building Material Co., Ltd. Class H(a)	136,000	64,870
China Oilfield Services, Ltd. Class H(a)	88,000	75,845
China Overseas Land & Investment, Ltd.(a)	188,000	652,081
China Pacific Insurance Group Co., Ltd. Class H(a)	126,000	514,824
China Petroleum & Chemical Corp. Class H(a)	1,220,000	734,196
China Power International Development, Ltd.(a)	158,000	91,152
China Railway Construction Corp., Ltd. Class H(a)	94,500	116,548
China Railway Group, Ltd. Class H(a)	191,000	144,537
China Resources Beer Holdings Co., Ltd.(a)	58,000	123,901
China Resources Gas Group, Ltd.(a)	42,000	124,901
China Resources Land, Ltd.(a)	132,000	381,964
China Resources Power Holdings Co., Ltd.(a)	92,000	177,283
China Shenhua Energy Co., Ltd. Class H(a)	162,500	254,157
China Shipping Container Lines Co., Ltd. Class H(a)(b)	180,000	49,776
China Southern Airlines Co., Ltd. Class H(a)	88,000	67,838
China State Construction International Holdings, Ltd.(a)	88,000	151,951
China Taiping Insurance Holdings Co., Ltd.(a)(b)	77,400	238,072
China Telecom Corp., Ltd. Class H(a)	662,000	308,797
China Unicom Hong Kong, Ltd.(a)	286,000	345,850
Chongqing Changan Automobile Co., Ltd. Class B(a)	41,000	90,269
Chongqing Rural Commercial Bank Co., Ltd. Class H(a)	120,000	72,227
CITIC Securities Co., Ltd. Class H(a)	103,500	240,086
CITIC, Ltd.(a)	208,000	367,284
CNOOC, Ltd.(a)	854,000	888,811
COSCO Pacific, Ltd.(a)	86,000	94,533
Country Garden Holdings Co., Ltd.(a)	270,000	110,039
CRRC Corp., Ltd. Class H(a)	209,000	257,013

See accompanying notes to financial statements.

3

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
China – (continued)
CSPC Pharmaceutical Group, Ltd.(a)	198,000	$201,860
Ctrip.com International, Ltd. ADR(b)	6,800	315,044
Dalian Wanda Commercial Properties Co., Ltd. Class H(a)(c)	28,100	163,271
Datang International Power Generation Co., Ltd. Class H(a)	134,000	40,738
Dongfeng Motor Group Co., Ltd. Class H(a)	128,000	170,216
ENN Energy Holdings, Ltd.(a)	36,000	190,040
Evergrande Real Estate Group, Ltd.(a)	208,000	182,096
Far East Horizon, Ltd.(a)	85,000	78,968
Fosun International, Ltd.(a)	102,500	159,798
Geely Automobile Holdings, Ltd.(a)	255,000	134,742
GF Securities Co., Ltd. Class H(a)(b)	65,000	162,623
GOME Electrical Appliances Holding, Ltd.(a)	568,000	94,154
Great Wall Motor Co., Ltd. Class H(a)	148,500	171,899
Guangdong Investment, Ltd.(a)	134,000	188,547
Guangzhou Automobile Group Co., Ltd. Class H(a)	106,000	94,174
Guangzhou R&F Properties Co., Ltd. Class H(a)	48,400	59,343
Haitian International Holdings, Ltd.(a)	31,000	45,771
Haitong Securities Co., Ltd. Class H(a)	154,800	271,464
Hengan International Group Co., Ltd.(a)	35,000	328,580
Huadian Power International Corp., Ltd. Class H(a)	78,000	50,571
Huaneng Power International, Inc. Class H(a)	202,000	173,227
Huaneng Renewables Corp., Ltd. Class H(a)	190,000	56,386
Huatai Securities Co., Ltd. Class H(a)(b)(c)	49,200	113,735
Industrial & Commercial Bank of China, Ltd. Class H(a)	3,527,000	2,114,121
JD.com, Inc. ADR(b)	8,200	264,573
Jiangsu Expressway Co., Ltd. Class H(a)	58,000	77,841
Jiangxi Copper Co., Ltd. Class H(a)	64,000	75,539
Kingsoft Corp., Ltd.(a)	41,000	99,245
Kunlun Energy Co., Ltd.(a)	154,000	136,736
Lenovo Group, Ltd.(a)	320,000	322,937
Longfor Properties Co., Ltd.(a)	69,500	103,366
Luye Pharma Group, Ltd.(a)(b)	63,500	66,066
NetEase, Inc. ADR	1,900	344,356
New China Life Insurance Co., Ltd. Class H(a)	37,100	155,511

New Oriental Education & Technology Group, Inc. ADR	3,200	100,384
People’s Insurance Co. Group of China, Ltd. Class H(a)	313,000	152,390
PetroChina Co., Ltd. Class H(a)	1,008,000	661,168
PICC Property & Casualty Co., Ltd. Class H(a)	186,000	367,545
Ping An Insurance Group Co. of China, Ltd. Class H(a)	249,000	1,369,949
Qihoo 360 Technology Co., Ltd. ADR(b)	2,300	167,463
Qunar Cayman Islands, Ltd. ADR(b)	1,300	68,562
Semiconductor Manufacturing International Corp.(a)(b)	1,266,000	128,744
Shandong Weigao Group Medical Polymer Co., Ltd. Class H(a)	92,000	63,379
Shanghai Electric Group Co., Ltd. Class H(a)	134,000	70,581
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H(a)	19,500	56,288
Shanghai Industrial Holdings, Ltd.(a)	24,000	62,807
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B(a)	24,400	98,846
Shanghai Pharmaceuticals Holding Co., Ltd. Class H(a)	32,900	70,912
Shenzhou International Group Holdings, Ltd.(a)	27,000	154,729
Shui On Land, Ltd.(a)	172,500	47,144
Sino-Ocean Land Holdings, Ltd.(a)	161,500	102,973
Sinopec Engineering Group Co., Ltd. Class H(a)	59,000	50,187
Sinopec Shanghai Petrochemical Co., Ltd. Class H(a)(b)	166,000	65,653
Sinopharm Group Co., Ltd. Class H(a)	57,200	228,352
Sinotrans, Ltd. Class H(a)	87,000	46,310
SOHO China, Ltd.(a)	99,000	47,901
SouFun Holdings, Ltd. ADR	6,000	44,340
Sunac China Holdings, Ltd.(a)	89,000	68,384
TAL Education Group ADR(b)	1,000	46,470
Tencent Holdings, Ltd.(a)	247,200	4,846,453
Tingyi Cayman Islands Holding Corp.(a)	94,000	134,025
TravelSky Technology, Ltd. Class H(a)	45,000	73,909
Tsingtao Brewery Co., Ltd. Class H(a)	18,000	81,084
Vipshop Holdings, Ltd. ADR(b)	9,500	145,065
Want Want China Holdings, Ltd.(a)	283,000	210,036
Weichai Power Co., Ltd. Class H(a)	47,000	51,819
Yanzhou Coal Mining Co., Ltd. Class H(a)	90,000	41,733
Youku Tudou, Inc. ADR(b)	2,900	78,677
Yuexiu Property Co., Ltd.(a)	326,000	56,121
YY, Inc. ADR(b)	700	43,729

See accompanying notes to financial statements.

4

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
China – (continued)
Zhejiang Expressway Co., Ltd. Class H(a)	70,000	$83,638
Zhuzhou CSR Times Electric Co., Ltd. Class H(a)	25,000	144,322
Zijin Mining Group Co., Ltd. Class H(a)	276,000	72,609
ZTE Corp. Class H(a)	36,200	82,083

		42,263,709

Colombia – 0.4%
Bancolombia SA Preference Shares	20,535	139,725
Cementos Argos SA	19,271	59,006
Corp. Financiera Colombiana SA	3,967	48,086
Ecopetrol SA	235,892	82,482
Grupo Argos SA	13,886	70,862
Grupo Aval Acciones y Valores SA Preference Shares	165,088	56,685
Grupo de Inversiones Suramericana SA	11,212	126,089
Grupo de Inversiones Suramericana SA Preference Shares	4,576	50,164
Interconexion Electrica SA ESP	18,535	43,090

		676,189

Czech Republic – 0.2%
CEZ A/S(a)	7,716	137,548
Komercni banka A/S(a)	727	144,269
O2 Czech Republic A/S	2,967	29,938

		311,755

Egypt – 0.2%
Commercial International Bank Egypt SAE	49,356	239,530
Global Telecom Holding SAE(a)(b)	125,397	32,837
Talaat Moustafa Group(a)	49,329	40,254

		312,621

Greece – 0.5%
Alpha Bank AE(a)(b)	66,129	177,144
Eurobank Ergasias SA(a)(b)	88,835	99,480
FF Group(b)	1,600	30,069
Hellenic Telecommunications Organization SA(a)	11,717	117,216
JUMBO SA(a)(b)	4,879	51,261
National Bank of Greece SA(a)(b)	239,121	88,359
OPAP SA(a)	10,676	93,646
Piraeus Bank SA(a)(b)	281,021	83,944
Public Power Corp. SA(a)	5,546	23,305
Titan Cement Co. SA(a)	2,211	42,209

		806,633

Hong Kong – 0.6%
Alibaba Pictures Group, Ltd.(a)(b)	480,000	117,079
China Gas Holdings, Ltd.(a)	84,000	120,912
GCL-Poly Energy Holdings, Ltd.(a)	518,000	77,681

Haier Electronics Group Co., Ltd.(a)	61,000	123,127
Imperial Pacific International Holdings, Ltd.(a)(b)	2,680,000	58,608
New World China Land, Ltd.(a)	124,000	99,074
Nine Dragons Paper Holdings, Ltd.(a)	78,000	45,803
Shimao Property Holdings, Ltd.(a)	66,500	117,562
Sino Biopharmaceutical, Ltd.(a)	216,000	194,733
Sun Art Retail Group, Ltd.(a)	114,000	85,771

		1,040,350

Hungary – 0.3%
MOL Hungarian Oil & Gas PLC(a)	1,749	85,098
OTP Bank PLC(a)	10,710	219,682
Richter Gedeon Nyrt(a)	6,683	125,835

		430,615

Indonesia – 2.5%
Adaro Energy Tbk PT(a)	688,000	25,424
AKR Corporindo Tbk PT(a)	85,000	43,955
Astra Agro Lestari Tbk PT(a)	19,000	21,658
Astra International Tbk PT(a)	968,000	416,968
Bank Central Asia Tbk PT(a)	589,500	564,787
Bank Danamon Indonesia Tbk PT(a)	160,000	37,001
Bank Mandiri Persero Tbk PT(a)	446,000	296,162
Bank Negara Indonesia Persero Tbk PT(a)	356,500	127,633
Bank Rakyat Indonesia Persero Tbk PT(a)	531,000	435,792
Bumi Serpong Damai Tbk PT(a)	368,000	47,467
Charoen Pokphand Indonesia Tbk PT(a)	352,500	65,687
Global Mediacom Tbk PT(a)	339,500	26,873
Gudang Garam Tbk PT(a)	23,000	91,285
Hanjaya Mandala Sampoerna Tbk PT(a)	18,000	122,525
Indocement Tunggal Prakarsa Tbk PT(a)	70,500	113,054
Indofood CBP Sukses Makmur Tbk PT(a)	55,500	53,691
Indofood Sukses Makmur Tbk PT(a)	210,000	78,166
Jasa Marga Persero Tbk PT(a)	97,500	36,679
Kalbe Farma Tbk PT(a)	1,008,500	95,953
Lippo Karawaci Tbk PT(a)	937,500	70,163
Matahari Department Store Tbk PT(a)	111,500	141,152
Media Nusantara Citra Tbk PT(a)	239,000	31,819
Perusahaan Gas Negara Persero Tbk(a)	521,500	102,821
Semen Indonesia Persero Tbk PT(a)	142,000	116,354
Summarecon Agung Tbk PT(a)	482,500	56,944
Surya Citra Media Tbk PT(a)	280,000	62,436
Telekomunikasi Indonesia Persero Tbk PT(a)	2,409,500	539,673
Tower Bersama Infrastructure Tbk PT(a)(b)	92,000	38,918

See accompanying notes to financial statements.

5

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
Indonesia – (continued)
Unilever Indonesia Tbk PT(a)	73,000	$194,867
United Tractors Tbk PT(a)	80,500	98,018
XL Axiata Tbk PT(a)(b)	143,000	37,639

		4,191,564

Malaysia – 3.2%
AirAsia Bhd(a)	59,800	17,890
Alliance Financial Group Bhd(a)	51,800	42,889
AMMB Holdings Bhd(a)	93,700	98,605
Astro Malaysia Holdings Bhd(a)	74,600	47,812
Axiata Group Bhd(a)	124,800	185,981
Berjaya Sports Toto Bhd	32,300	22,945
British American Tobacco Malaysia Bhd(a)	6,200	80,866
Bumi Armada Bhd(a)(b)	112,200	26,588
CIMB Group Holdings Bhd(a)	243,600	256,848
Dialog Group Bhd(a)	182,500	67,828
DiGi.Com Bhd(a)	167,300	210,053
Felda Global Ventures Holdings Bhd(a)	61,000	24,184
Gamuda Bhd(a)	80,600	87,308
Genting Bhd(a)	107,400	183,172
Genting Malaysia Bhd(a)	142,000	144,661
Genting Plantations Bhd	11,100	27,404
HAP Seng Consolidated Bhd(a)	26,900	40,528
Hartalega Holdings Bhd	31,400	43,442
Hong Leong Bank Bhd(a)	31,300	97,531
Hong Leong Financial Group Bhd(a)	11,000	35,678
IHH Healthcare Bhd	118,000	180,841
IJM Corp. Bhd(a)	145,200	114,158
IOI Corp. Bhd(a)	139,000	143,960
IOI Properties Group Bhd(a)	72,200	37,748
Kuala Lumpur Kepong Bhd(a)	20,400	108,505
Lafarge Malaysia Bhd	18,300	37,849
Malayan Banking Bhd(a)	228,000	445,241
Malaysia Airports Holdings Bhd(a)	39,700	51,703
Maxis Bhd(a)	89,800	141,890
MISC Bhd(a)	53,400	116,093
Petronas Chemicals Group Bhd(a)	133,800	226,009
Petronas Dagangan Bhd	11,900	68,903
Petronas Gas Bhd(a)	33,100	175,086
PPB Group Bhd(a)	22,600	83,435
Public Bank Bhd(a)	120,600	519,643
RHB Capital Bhd(a)	29,700	39,141
SapuraKencana Petroleum Bhd(a)	157,600	73,939
Sime Darby Bhd(a)	148,400	266,650
Telekom Malaysia Bhd(a)	53,900	84,935
Tenaga Nasional Bhd(a)	161,900	501,273
UMW Holdings Bhd(a)	27,900	51,037
Westports Holdings Bhd(a)	48,900	46,789
YTL Corp. Bhd(a)	206,400	75,307
YTL Power International Bhd(a)	88,800	30,553

		5,362,901

Mexico – 4.4%
Alfa SAB de CV Class A	135,000	266,777
America Movil SAB de CV Series L	1,515,700	1,061,885
Arca Continental SAB de CV	19,200	116,382
Cemex SAB de CV(b)	643,800	350,395
Coca-Cola Femsa SAB de CV Series L	23,800	169,910
Controladora Comercial Mexicana SAB de CV	21,900	60,129
El Puerto de Liverpool SAB de CV Series C1	8,900	108,596
Fibra Uno Administracion SA de CV	115,900	254,936
Fomento Economico Mexicano SAB de CV	87,800	817,345
Gentera SAB de CV	50,900	97,697
Gruma SAB de CV Class B	9,300	130,568
Grupo Aeroportuario del Pacifico SAB de CV Class B	14,800	130,458
Grupo Aeroportuario del Sureste SAB de CV Class B	9,900	139,955
Grupo Bimbo SAB de CV Series A(b)	78,700	208,562
Grupo Carso SAB de CV Series A1	27,200	113,391
Grupo Comercial Chedraui SA de CV	16,200	42,800
Grupo Financiero Banorte SAB de CV Series O	119,400	655,377
Grupo Financiero Inbursa SAB de CV Series O	111,500	201,487
Grupo Financiero Santander Mexico SAB de CV Class B	87,300	152,550
Grupo Lala SAB de CV	29,600	68,348
Grupo Mexico SAB de CV Series B	182,400	388,538
Grupo Televisa SAB Series CPO	116,900	638,745
Industrias Penoles SAB de CV	6,655	68,310
Kimberly-Clark de Mexico SAB de CV Class A	73,100	170,189
Mexichem SAB de CV	50,200	112,456
OHL Mexico SAB de CV(b)	37,300	39,176
Promotora y Operadora de Infraestructura SAB de CV(b)	11,800	138,639
Telesites SAB de CV(b)	7,585	4,936
Wal-Mart de Mexico SAB de CV	250,600	631,174

		7,339,711

Netherlands – 0.4%
Steinhoff International Holdings NV	114,928	582,298

Peru – 0.3%
Cia de Minas Buenaventura SAA ADR	9,100	38,948
Credicorp, Ltd.	3,300	321,156
Southern Copper Corp.	7,600	198,512

		558,616

See accompanying notes to financial statements.

6

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
Philippines – 1.4%
Aboitiz Equity Ventures, Inc.(a)	92,940	$114,012
Aboitiz Power Corp.	70,300	62,300
Alliance Global Group, Inc.(a)	98,200	33,471
Ayala Corp.(a)	10,370	166,197
Ayala Land, Inc.(a)	351,300	256,791
Bank of the Philippine Islands(a)	37,570	66,915
BDO Unibank, Inc.(a)	77,040	171,248
DMCI Holdings, Inc.(a)	190,400	55,675
Energy Development Corp.(a)	448,200	58,871
Globe Telecom, Inc.(a)	1,585	62,263
GT Capital Holdings, Inc.(a)	3,750	105,058
International Container Terminal Services, Inc.(a)	24,360	36,284
JG Summit Holdings, Inc.(a)	119,900	186,588
Jollibee Foods Corp.(a)	20,460	94,979
Megaworld Corp.(a)	540,000	48,649
Metro Pacific Investments Corp.(a)	627,000	69,170
Metropolitan Bank & Trust Co.(a)	15,200	25,927
Philippine Long Distance Telephone Co.(a)	4,650	203,289
Robinsons Land Corp.(a)	78,300	45,771
SM Investments Corp.(a)	7,680	140,294
SM Prime Holdings, Inc.(a)	396,400	182,289
Universal Robina Corp.(a)	41,720	164,629

		2,350,670

Poland – 1.3%
Alior Bank SA(b)	2,432	40,955
Bank Handlowy w Warszawie SA(a)	1,562	28,349
Bank Millennium SA(a)(b)	29,000	40,804
Bank Pekao SA(a)	6,275	227,654
Bank Zachodni WBK SA(a)(b)	1,661	118,887
CCC SA(a)	1,101	38,500
Cyfrowy Polsat SA(a)(b)	9,173	48,435
Enea SA(a)	10,553	30,081
Energa SA(a)	9,898	31,652
Eurocash SA(a)	3,978	48,696
Grupa Azoty SA(b)	2,134	53,769
Grupa Lotos SA(a)(b)	4,419	30,194
KGHM Polska Miedz SA(a)	6,693	107,240
LPP SA(a)	62	87,029
mBank SA(a)(b)	706	56,006
Orange Polska SA	31,371	52,114
PGE Polska Grupa Energetyczna SA(a)	40,227	129,550
Polski Koncern Naftowy Orlen SA(a)	15,337	262,257
Polskie Gornictwo Naftowe i Gazownictwo SA(a)	84,622	109,710
Powszechna Kasa Oszczednosci Bank Polski SA(a)(b)	41,833	288,622
Powszechny Zaklad Ubezpieczen SA(a)	26,835	229,963
Synthos SA(a)	25,306	24,321
Tauron Polska Energia SA(a)	50,273	36,588

		2,121,376

Qatar – 1.0%
Barwa Real Estate Co.(a)	4,651	50,883
Commercial Bank QSC(a)	7,652	96,132
Doha Bank QSC(a)	6,052	73,757
Ezdan Holding Group QSC(a)	38,044	165,469
Industries Qatar QSC(a)	7,231	219,910
Masraf Al Rayan QSC(a)	17,571	180,950
Ooredoo QSC	3,829	78,844
Qatar Electricity & Water Co. QSC(a)	1,315	78,156
Qatar Gas Transport Co., Ltd.(a)	12,979	83,107
Qatar Insurance Co. SAQ	4,325	97,370
Qatar Islamic Bank SAQ(a)	2,824	82,495
Qatar National Bank SAQ(a)	8,363	401,093
Vodafone Qatar QSC(a)	16,168	56,168

		1,664,334

Romania – 0.1%
New Europe Property Investments PLC	10,707	122,862

Russia – 3.4%
AK Transneft OAO Preference Shares(b)	74	196,969
Alrosa PAO(b)	88,900	68,225
Gazprom PAO	565,910	1,055,342
Lukoil PJSC(b)	24,399	786,674
Magnit PJSC(b)	2,977	456,404
MegaFon PJSC GDR(a)	4,446	51,721
MMC Norilsk Nickel PJSC(b)	2,648	331,784
Mobile TeleSystems PJSC ADR	24,700	152,646
Moscow Exchange MICEX-RTS PJSC(b)	54,470	68,286
Novatek OAO(b)	44,750	362,179
Rosneft OAO(b)	55,740	194,043
Rostelecom PJSC(b)	38,290	47,693
Rushhydro PJSC(b)	5,540,000	50,863
Sberbank of Russia PJSC(b)	516,040	717,376
Severstal PAO(b)	10,010	83,797
Sistema JSFC(b)	202,100	48,840
Surgutneftegas OAO(b)	341,600	159,095
Surgutneftegas OAO Preference Share(b)	331,400	200,673
Tatneft PAO(b)	67,710	292,636
VTB Bank PJSC(b)	247,860,000	269,424

		5,594,670

South Africa – 6.3%
Anglo American Platinum, Ltd.(a)(b)	2,579	31,000
AngloGold Ashanti, Ltd.(a)(b)	19,362	132,527
Aspen Pharmacare Holdings, Ltd.(a)(b)	16,363	326,039
Barclays Africa Group, Ltd.(a)	16,212	150,124
Barloworld, Ltd.(a)	10,505	42,173
Bidvest Group, Ltd.(a)	15,222	322,454
Brait SE(a)(b)	16,187	174,294
Capitec Bank Holdings, Ltd.(a)	1,659	57,579
Coronation Fund Managers, Ltd.(a)	10,870	37,156
Discovery, Ltd.(a)	17,024	145,721
Exxaro Resources, Ltd.(a)	6,848	19,416
FirstRand, Ltd.(a)	160,912	438,900

See accompanying notes to financial statements.

7

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
South Africa – (continued)
Fortress Income Fund, Ltd.(a)	32,892	$73,656
Fortress Income Fund, Ltd. Class A	45,543	47,261
Foschini Group, Ltd.(a)	9,682	75,930
Gold Fields, Ltd.(a)	37,201	101,534
Growthpoint Properties, Ltd.(a)	110,172	165,033
Hyprop Investments, Ltd.(a)	11,630	77,685
Impala Platinum Holdings, Ltd.(a)(b)	29,860	48,210
Imperial Holdings, Ltd.(a)	8,725	67,500
Investec, Ltd.(a)	11,841	83,483
Liberty Holdings, Ltd.(a)	5,473	40,652
Life Healthcare Group Holdings, Ltd.(a)	45,895	103,974
Massmart Holdings, Ltd.(a)	5,191	33,539
Mediclinic International, Ltd.(a)	23,405	179,675
MMI Holdings, Ltd.(a)	52,608	74,456
Mondi, Ltd.(a)	5,656	111,707
Mr. Price Group, Ltd.	11,499	148,417
MTN Group, Ltd.(a)	79,409	682,711
Naspers, Ltd. Class N(a)	19,050	2,598,710
Nedbank Group, Ltd.(a)	9,456	115,287
Netcare, Ltd.(a)	45,236	98,880
Pick n Pay Stores, Ltd.(a)	11,676	48,948
Pioneer Foods Group, Ltd.(a)	6,120	62,653
PSG Group, Ltd.(a)	4,242	61,206
Rand Merchant Insurance Holdings, Ltd.(a)	31,964	79,746
Redefine Properties, Ltd.(a)	204,580	128,166
Remgro, Ltd.(a)	23,002	363,393
Resilient REIT, Ltd.(a)	13,510	100,316
RMB Holdings, Ltd.(a)	33,746	120,753
Sanlam, Ltd.(a)	82,862	323,492
Sappi, Ltd.(a)(b)	25,886	108,549
Sasol, Ltd.(a)	26,464	713,064
Shoprite Holdings, Ltd.(a)	21,910	202,642
SPAR Group, Ltd.(a)	7,869	93,443
Standard Bank Group, Ltd.(a)	58,011	424,397
Telkom SA SOC, Ltd.(a)	11,337	47,009
Tiger Brands, Ltd.(a)	7,806	159,577
Truworths International, Ltd.(a)	20,526	120,763
Tsogo Sun Holdings, Ltd.(a)	17,557	27,535
Vodacom Group, Ltd.(a)	17,785	174,939
Woolworths Holdings, Ltd.(a)	47,279	305,259

		10,471,533

South Korea – 15.3%
Amorepacific Corp.(a)	1,537	539,375
Amorepacific Corp. Preference Shares(a)	430	83,795
Amorepacific Group(a)	1,334	166,658
BGF retail Co., Ltd.(a)	420	60,804
BNK Financial Group, Inc.(a)	12,680	90,332
Celltrion, Inc.(a)(b)	3,310	236,150
Cheil Worldwide, Inc.(a)(b)	3,850	67,335
CJ CheilJedang Corp. (a)	377	120,586
CJ Corp.(a)	697	148,048
CJ E&M Corp.(a)(b)	907	61,911
CJ Korea Express Co., Ltd.(a)(b)	327	52,975
Coway Co., Ltd.(a)	2,580	183,701

Daelim Industrial Co., Ltd.(a)	1,332	75,212
Daewoo Engineering & Construction Co., Ltd.(a)(b)	4,970	23,506
Daewoo International Corp.(a)	2,170	29,882
Daewoo Securities Co., Ltd.(a)	8,590	67,998
DGB Financial Group, Inc.(a)	8,090	68,919
Dongbu Insurance Co., Ltd.(a)	2,030	121,458
Dongsuh Cos., Inc.(a)	1,668	44,066
Doosan Corp.(a)	356	26,749
Doosan Heavy Industries & Construction Co., Ltd.(a)	2,284	39,743
E-MART, Inc.(a)	999	160,299
GS Engineering & Construction Corp.(a)(b)	2,376	39,367
GS Holdings Corp.(a)	2,443	104,679
GS Retail Co., Ltd.(a)	1,290	58,771
Hana Financial Group, Inc.(a)	14,150	282,758
Hankook Tire Co., Ltd.(a)	3,550	141,594
Hanmi Pharm Co., Ltd.(a)(b)	248	151,911
Hanmi Science Co., Ltd.(a)(b)	561	60,823
Hanon Systems(a)	1,790	78,610
Hanssem Co., Ltd.(a)	450	88,175
Hanwha Chemical Corp.(a)	5,030	114,604
Hanwha Corp.(a)	2,150	71,285
Hanwha Life Insurance Co., Ltd.	10,380	65,420
Hotel Shilla Co., Ltd.(a)	1,600	104,767
Hyosung Corp.(a)	1,091	107,904
Hyundai Department Store Co., Ltd.(a)	727	77,918
Hyundai Development Co-Engineering & Construction(a)	2,700	88,231
Hyundai Engineering & Construction Co., Ltd.(a)	3,727	89,471
Hyundai Glovis Co., Ltd.(a)	897	146,150
Hyundai Heavy Industries Co., Ltd.(a)(b)	1,998	147,679
Hyundai Marine & Fire Insurance Co., Ltd.(a)	3,000	91,920
Hyundai Mobis Co., Ltd.(a)	3,258	681,670
Hyundai Motor Co.(a)	7,372	929,784
Hyundai Motor Co. Preference Shares(a)	1,798	160,035
Hyundai Motor Co. Preference Shares(a)	1,141	99,767
Hyundai Steel Co.(a)	3,828	161,310
Hyundai Wia Corp.(a)	780	73,749
Industrial Bank of Korea(a)	13,300	139,071
Kakao Corp.(a)	1,433	140,396
Kangwon Land, Inc.(a)	5,630	183,754
KB Financial Group, Inc.(a)	18,472	520,426
KCC Corp.(a)	277	97,717
KEPCO Plant Service & Engineering Co., Ltd.(a)	1,070	80,939
Kia Motors Corp.(a)	12,597	561,700
Korea Aerospace Industries, Ltd.(a)	2,090	137,967
Korea Electric Power Corp.(a)	12,270	519,845
Korea Gas Corp.(a)	1,320	41,187
Korea Investment Holdings Co., Ltd.(a)	1,860	77,726
Korea Zinc Co., Ltd.(a)	406	161,709

See accompanying notes to financial statements.

8

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
South Korea – (continued)
Korean Air Lines Co., Ltd.(a)(b)	1,741	$40,869
KT Corp.(a)(b)	1,500	35,945
KT&G Corp.(a)	5,252	466,719
Kumho Petrochemical Co., Ltd.(a)	656	28,756
LG Chem, Ltd.(a)	2,218	612,352
LG Chem, Ltd. Preference Shares(a)	365	76,256
LG Corp.(a)	4,537	272,730
LG Display Co., Ltd.(a)	11,120	230,321
LG Electronics, Inc.(a)	5,086	231,233
LG Household & Health Care, Ltd.(a)	448	397,816
LG Innotek Co., Ltd.(a)	679	56,441
LG Uplus Corp.(a)	10,230	90,334
Lotte Chemical Corp.(a)	737	150,383
Lotte Chilsung Beverage Co., Ltd.	30	56,774
Lotte Confectionery Co., Ltd.(a)	34	65,919
Lotte Shopping Co., Ltd.(a)	527	103,671
Mirae Asset Securities Co., Ltd.(a)	2,820	51,308
NAVER Corp.(a)	1,339	746,679
NCSoft Corp.(a)	839	151,251
NH Investment & Securities Co., Ltd.(a)	6,730	56,943
OCI Co., Ltd.(a)	798	50,314
Orion Corp.(a)	172	169,895
Ottogi Corp.(a)	58	60,109
Paradise Co., Ltd.(a)(b)	2,174	32,349
POSCO(a)	3,335	467,171
S-1 Corp.	909	77,291
S-Oil Corp.(a)	2,153	144,221
Samsung C&T Corp.(a)(b)	3,630	428,474
Samsung Card Co., Ltd.(a)	1,662	43,511
Samsung Electro-Mechanics Co., Ltd.(a)	2,857	151,799
Samsung Electronics Co., Ltd.(a)	5,282	5,633,685
Samsung Electronics Co., Ltd. Preference Shares(a)	982	907,749
Samsung Fire & Marine Insurance Co., Ltd.(a)	1,699	444,129
Samsung Heavy Industries Co., Ltd.(a)	7,170	65,311
Samsung Life Insurance Co., Ltd.(a)	3,825	357,445
Samsung SDI Co., Ltd.(a)	2,629	252,739
Samsung SDS Co., Ltd.(a)	1,480	318,328
Samsung Securities Co., Ltd.(a)	2,740	96,164
Shinhan Financial Group Co., Ltd.(a)	20,400	685,272
Shinsegae Co., Ltd.(a)	329	64,010
SK Holdings Co., Ltd.(a)	1,682	342,699
SK Hynix, Inc.(a)	27,840	719,189
SK Innovation Co., Ltd.(a)(b)	3,095	339,432
SK Networks Co., Ltd.(a)	5,340	24,772
SK Telecom Co., Ltd.(a)	463	84,737
Woori Bank(a)	16,160	120,865
Yuhan Corp.(a)	373	86,048

		25,440,699

Taiwan – 12.0%
Acer, Inc.(a)(b)	141,000	51,652
Advanced Semiconductor Engineering, Inc.(a)	302,000	346,914
Advantech Co., Ltd.(a)	15,000	96,057
Asia Cement Corp.(a)	112,000	93,195
Asia Pacific Telecom Co., Ltd.(a)(b)	91,000	32,099
Asustek Computer, Inc.(a)	34,000	280,734
AU Optronics Corp.(a)	414,000	122,053
Casetek Holdings, Ltd.(a)	7,000	28,428
Catcher Technology Co., Ltd.(a)	32,000	266,765
Cathay Financial Holding Co., Ltd.(a)	390,000	546,367
Chailease Holding Co., Ltd.(a)	49,000	84,331
Chang Hwa Commercial Bank, Ltd.(a)	222,000	105,723
Cheng Shin Rubber Industry Co., Ltd.(a)	77,000	124,451
Chicony Electronics Co., Ltd.(a)	24,000	52,497
China Airlines, Ltd.(a)(b)	128,000	46,653
China Development Financial Holding Corp.(a)	653,000	162,876
China Life Insurance Co., Ltd.(a)	152,000	116,072
China Steel Corp.(a)	565,000	308,025
Chunghwa Telecom Co., Ltd.(a)	182,000	548,274
Compal Electronics, Inc.(a)	203,000	113,599
CTBC Financial Holding Co., Ltd.(a)	733,000	375,297
Delta Electronics, Inc.(a)	92,000	432,730
E.Sun Financial Holding Co., Ltd.(a)	342,000	198,559
Eclat Textile Co., Ltd.(a)	9,000	123,671
Eva Airways Corp.(a)(b)	92,000	51,955
Evergreen Marine Corp. Taiwan, Ltd.(a)	80,000	32,172
Far Eastern New Century Corp.(a)	154,000	120,311
Far EasTone Telecommunications Co., Ltd.(a)	76,000	156,196
Feng TAY Enterprise Co., Ltd.(a)	14,000	71,197
First Financial Holding Co., Ltd.(a)	439,000	203,906
Formosa Chemicals & Fibre Corp.(a)	154,000	345,454
Formosa Petrochemical Corp.(a)	55,000	131,557
Formosa Plastics Corp.(a)	197,000	459,882
Formosa Taffeta Co., Ltd.(a)	37,000	33,636
Foxconn Technology Co., Ltd.(a)	44,000	92,687
Fubon Financial Holding Co., Ltd.(a)	318,000	432,553
Giant Manufacturing Co., Ltd.(a)	14,000	92,806
Hermes Microvision, Inc.(a)	2,000	71,935
Highwealth Construction Corp.(a)	37,000	42,499
Hiwin Technologies Corp.(a)	10,000	39,153
Hon Hai Precision Industry Co., Ltd.(a)	689,000	1,686,188
Hotai Motor Co., Ltd.(a)	12,000	138,009

See accompanying notes to financial statements.

9

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
Taiwan – (continued)
HTC Corp.(a)	32,000	$75,609
Hua Nan Financial Holdings Co., Ltd.(a)	308,000	142,570
Innolux Corp.(a)	405,000	121,731
Inotera Memories, Inc.(a)(b)	110,000	92,785
Inventec Corp.(a)	111,000	72,363
Largan Precision Co., Ltd.(a)	5,000	342,124
Lite-On Technology Corp.(a)	101,000	97,403
MediaTek, Inc.(a)	71,000	537,008
Mega Financial Holding Co., Ltd.(a)	515,000	332,027
Merida Industry Co., Ltd.(a)	10,000	53,631
Nan Ya Plastics Corp.(a)	227,000	419,363
Novatek Microelectronics Corp.(a)	28,000	109,006
OBI Pharma, Inc.(a)(b)	5,000	99,311
Pegatron Corp.(a)	92,000	200,097
Phison Electronics Corp.(a)	7,000	49,161
Pou Chen Corp.(a)	105,000	137,017
Powertech Technology, Inc.(a)	32,000	63,097
President Chain Store Corp.(a)	28,000	174,754
Quanta Computer, Inc.(a)	129,000	206,948
Radiant Opto-Electronics Corp.(a)	21,000	47,789
Realtek Semiconductor Corp.(a)	22,000	52,373
Ruentex Development Co., Ltd.(a)	40,000	51,972
Ruentex Industries, Ltd.(a)	25,000	46,482
Shin Kong Financial Holding Co., Ltd.(a)	392,000	84,923
Siliconware Precision Industries Co., Ltd.(a)	104,000	164,234
Simplo Technology Co., Ltd.(a)	13,000	41,287
SinoPac Financial Holdings Co., Ltd.(a)	461,000	130,896
Standard Foods Corp.(a)	17,000	42,310
Synnex Technology International Corp.(a)	64,000	62,094
Taishin Financial Holding Co., Ltd.(a)	381,000	131,640
Taiwan Business Bank(a)(b)	203,000	50,407
Taiwan Cement Corp.(a)	159,000	131,629
Taiwan Cooperative Financial Holding Co., Ltd.(a)	344,000	143,285
Taiwan Fertilizer Co., Ltd.(a)	38,000	49,571
Taiwan Mobile Co., Ltd.(a)	80,000	242,949
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	1,178,000	5,082,175
Teco Electric and Machinery Co., Ltd.(a)	91,000	72,512
Transcend Information, Inc.(a)	9,000	23,376
Uni-President Enterprises Corp.(a)	231,000	385,062
United Microelectronics Corp.(a)	579,000	211,588
Vanguard International Semiconductor Corp.(a)	39,000	50,365
Wistron Corp.(a)	116,000	65,080
WPG Holdings, Ltd.(a)	71,000	67,401
Yuanta Financial Holding Co., Ltd.(a)	423,000	155,159

Yulon Motor Co., Ltd.(a)	42,000	38,233
Zhen Ding Technology Holding, Ltd.(a)	19,000	43,321

		19,853,236

Thailand – 2.0%
Advanced Info Service PCL(a)	49,700	209,105
Airports of Thailand PCL(a)	19,000	181,652
Bangkok Bank PCL(a)	11,900	50,814
Bangkok Dusit Medical Services PCL(a)	185,100	114,360
Bangkok Metro PCL(b)	790,000	48,737
Banpu PCL(a)	49,400	21,847
BEC World PCL(a)	46,800	39,464
BTS Group Holdings PCL(a)	276,500	69,797
Bumrungrad Hospital PCL(a)	17,100	99,848
Central Pattana PCL(a)	59,100	76,792
Charoen Pokphand Foods PCL(a)	148,000	74,767
CP ALL PCL(a)	210,400	228,474
Delta Electronics Thailand PCL(a)	23,800	50,291
Energy Absolute PCL(a)	53,500	33,287
Glow Energy PCL(a)	24,500	50,036
Home Product Center PCL(a)	188,600	35,485
Indorama Ventures PCL(a)	63,400	37,127
IRPC PCL(a)	478,700	56,769
Kasikornbank PCL(a)	83,500	347,076
Krung Thai Bank PCL(a)	154,700	71,347
Minor International PCL(a)	82,100	82,227
PTT Exploration & Production PCL(a)	66,500	105,441
PTT Global Chemical PCL(a)	99,100	137,082
PTT PCL(a)	47,800	322,001
Siam Cement PCL(a)	19,550	248,769
Siam Commercial Bank PCL(a)	74,600	246,079
Thai Oil PCL(a)	39,000	71,086
Thai Union Group PCL(a)	91,300	43,372
TMB Bank PCL(a)	627,500	41,955
True Corp. PCL(a)(b)	411,800	76,217

		3,271,304

Turkey – 1.3%
Akbank TAS(a)	105,182	240,982
Anadolu Efes Biracilik Ve Malt Sanayii A/S(a)	9,908	64,117
Arcelik A/S(a)	11,307	54,083
BIM Birlesik Magazalar A/S(a)	10,160	178,687
Coca-Cola Icecek A/S(a)	3,648	46,417
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S(a)	90,839	80,800
Enka Insaat ve Sanayi A/S(a)	24,861	38,472
Eregli Demir ve Celik Fabrikalari TAS(a)	66,933	69,593
Ford Otomotiv Sanayi A/S(a)	3,356	34,782
Haci Omer Sabanci Holding A/S(a)	43,898	124,338
KOC Holding A/S(a)	30,310	113,423
Petkim Petrokimya Holding A/S(a)(b)	19,123	30,034
TAV Havalimanlari Holding A/S(a)	7,815	48,674

See accompanying notes to financial statements.

10

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
Turkey – (continued)
Tofas Turk Otomobil Fabrikasi A/S(a)	5,976	$38,763
Tupras Turkiye Petrol Rafinerileri A/S(a)(b)	5,987	142,672
Turk Hava Yollari AO(a)(b)	26,391	66,697
Turk Telekomunikasyon A/S(a)	21,754	40,651
Turkcell Iletisim Hizmetleri A/S(a)	42,073	142,498
Turkiye Garanti Bankasi A/S(a)	110,440	268,825
Turkiye Halk Bankasi A/S(a)	29,881	106,115
Turkiye Is Bankasi(a)	75,300	118,390
Turkiye Sise ve Cam Fabrikalari A/S(a)	31,794	34,719
Turkiye Vakiflar Bankasi TAO Class D(a)	35,858	46,954
Ulker Biskuvi Sanayi A/S(a)	7,358	44,372
Yapi ve Kredi Bankasi A/S(a)	41,567	46,739

		2,221,797

United Arab Emirates – 0.9%
Abu Dhabi Commercial Bank PJSC(a)	93,632	167,053
Aldar Properties PJSC(a)	150,364	94,053
Arabtec Holding PJSC(a)(b)	108,115	36,319
DP World, Ltd.(a)	7,936	160,980
Dubai Financial Market PJSC(a)	95,619	31,692
Dubai Islamic Bank PJSC(a)	47,257	79,088
Emaar Malls Group PJSC(a)(b)	93,331	69,852
Emaar Properties PJSC(a)	167,729	257,901
Emirates Telecommunications Group Co. PJSC	83,158	364,510
First Gulf Bank PJSC(a)	43,029	147,764
National Bank of Abu Dhabi PJSC	32,380	70,173

		1,479,385

TOTAL COMMON STOCKS (Cost $149,730,406)		149,352,507

RIGHTS – 0.0%(d)
HONG KONG – 0.0%(d)
GCL-Poly Energy Holdings, Ltd. (expiring 1/20/16)(b) (Cost: $0)	103,600	534

SHORT-TERM INVESTMENT – 9.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23%(e)(f) (Cost $15,604,398)	15,604,398	15,604,398

TOTAL INVESTMENTS – 99.5% (Cost $165,334,804)		164,957,439
Other Assets in Excess of Liabilities – 0.5%		850,049

NET ASSETS – 100.0%		$165,807,488

(a)

Security is fair valued at year end by applying factors provided by independent third party in accordance with Fund’s valuation policy and procedures. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.Total market value of such securities represent 126,004,653 and 76.0% of net assets of the Fund at December 31, 2015.

(b)	Non-income producing security

(c)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These Securities, which represent 0.3% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Amount shown represents less than 0.05% of net assets.

(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 4).

(f)	The rate shown is the annualized seven-day yield at December 31, 2015.

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

11

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

OTC Total Return Swap

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Instrument	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3M LIBOR	1.232%	12/16/2016	Bank of America N.A.	MSCI India Net TR Index	$13,999,793	$397,691	$–	$397,691

At December 31, 2015, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Mini MSCI Emerging Markets (long)	03/18/2016	47	$1,850,625	$(5,297)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks	$23,347,854	$126,004,653	$–	$149,352,507
Rights	–	534	–	534
Short-Term Investment	15,604,398	–	–	15,604,398
Other Financial Instruments:
Total Return Swaps	–	397,691	–	397,691

Total Investments	$38,952,252	$126,402,878	$–	$165,355,130

Liabilities:
Other Financial Instruments:
Futures Contracts	$(5,297)	$–	$–	$(5,297)

Total Investments and Other Financial Instruments	$38,946,955	$126,402,878	$–	$165,349,833

The Fund commenced operation during the period ended December 31, 2015, as such the Fund had no transfers between levels for the period ended December 31, 2015.

See accompanying notes to financial statements.

12

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Statement of Assets and Liabilities

December 31, 2015

Assets
Investments in unaffiliated issuers, at value (Note 2)	$149,353,041
Investments in affiliated issuers, at value (Note 4)	15,604,398

Total Investments	164,957,439
Cash at broker for futures contracts	84,600
Foreign currency, at value	64,044
Receivable from broker – variation margin for open futures contracts	64,580
Dividends receivable from unaffiliated issuers	345,134
Dividends receivable from affiliated issuers	1,297
Receivable from Adviser (Note 4)	33,405
Unrealized appreciation on swap contracts	397,691
Miscellaneous Receivable	158,318

Total assets	166,106,508

Liabilities
Payable for investments purchased	85,689
Due to custodian	158,318
Advisory fees payable (Note 4)	7,065
Custodian fees payable (Note 4)	4,012
Professional fees payable	24,959
Administration fees payable (Note 4)	2,523
Deferred foreign taxes payable	13,029
Accrued expenses and other liabilities	3,425

Total liabilities	299,020

Net Assets	$165,807,488

Net Assets Consist of:
Paid-in capital	$165,893,952
Distributions in excess of net investment income	(90,526)
Accumulated net realized gain	4,515
Net unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains tax of $13,029)	(390,394)
Foreign currency transactions	(2,453)
Futures contracts	(5,297)
Swap contracts	397,691

Net Assets	$165,807,488

Class K
Net Assets	$165,807,488
Shares of beneficial interest outstanding	16,589,395

Offering, net asset value, and redemption price per share	$9.99

Investments in unaffiliated issuers, at cost	$149,730,406

Investments in affiliated issuers, at cost	$15,604,398

Foreign currency, at cost	$80,266

See accompanying notes to financial statements.

13

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Statement of Operations

Period Ended December 31, 2015*

Income
Dividend income (net of foreign taxes withheld of $93,094)	$412,270
Dividend income – affiliated issuer (Note 4)	1,297

413,567

Expenses
Advisory fees (Note 4)	7,065
Administration fees (Note 4)	2,523
Custodian fees (Note 4)	4,012
Professional fees	24,959
Miscellaneous expenses	3,425

Total expenses	41,984

Less: Expenses waived/reimbursed by the Adviser (Note 4)	(33,405)

Net expenses	8,579

Net Investment Income	$404,988

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	38
Foreign currency transactions	(95,020)
Futures contracts	4,477

Net realized (loss)	(90,505)

Change in unrealized appreciation (depreciation) on:
Investments (net of deferred taxes of $13,029)	(390,394)
Foreign currency transactions	(2,453)
Futures contracts	(5,297)
Swaps contracts	397,691

Net change in unrealized depreciation	(453)

Net realized and unrealized loss	(90,958)

Net Increase in Net Assets from Operations	$314,030

*	For the period December 18, 2015 (inception date) through December 31, 2015.

See accompanying notes to financial statements.

14

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Statement of Changes in Net Assets

For the Period 12/18/15* to 12/31/15
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$404,988
Net realized loss on investments, foreign currency related transactions, futures contracts and swap contracts	(90,505)
Net change in unrealized appreciation on investments, foreign currency related transactions, futures contracts and swap contracts	(453)

Net increase in net assets from operations	314,030

Distributions to Shareholders from:
Net investment income	(400,494)

Net Increase (Decrease) from Capital Share Transactions:
Class K
Shares sold	165,493,458
Reinvestment of distributions	400,494

Total increase from capital share transactions	165,893,952

Net Increase in Net Assets	165,807,488
Net Assets
Beginning of period	–

End of period	$165,807,488

Distributions in excess of net investment income	$(90,526)

Changes in Shares:
Class K
Shares sold	16,549,346
Reinvestment of distributions	40,049

Net increase in shares	16,589,395

*	Inception date

See accompanying notes to financial statements.

15

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Financial Highlights

Period from 12/21/15* to 12/31/15
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment income(a)	0.02
Net realized and unrealized loss on investments	(0.01)

Total from investment operations	0.01

Less Distributions From:
Net investment income	(0.02)

Total distributions	(0.02)

Net decrease in net assets	(0.01)

Net Asset Value, End of Period	$9.99

Total Return(b)	0.14%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$165,807
Ratios to average net assets:
Expenses before waiver and payments by affiliates(c)	0.83%
Expenses net of waiver and payments by affiliates(c)	0.17%
Net investment income(c)	8.03%
Portfolio turnover rate(d)	0.03%

*	Commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

See accompanying notes to financial statements.

16

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements

December 31, 2015

1.	Organization

State Street Institutional Investment Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is as an open-end management investment company, and was organized as a Massachusetts business trust on February 16, 2000. The Trust consists of forty-five (45) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. The financial statements herein relate only to the State Street Emerging Markets Equity Index Fund (the “Fund”). The Fund has registered Class A, C, I and Class K Shares. Class A, Class C and Class I were not operational at December 31, 2015.

The Fund’s Class K was formed on December 18, 2015 and commenced operation on December 21, 2015.

The Fund is authorized to issue an unlimited number of shares, with no par value.

The investment objective of the Fund is to seek to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks the performance of emerging market equity securities.

The Fund is classified as a diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the

17

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

December 31, 2015

Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Fund procedures to stabilize net asset value.

•

Exchange-traded futures contracts are valued at the settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation on the settlement date of the swap agreements, the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index. Various inputs are used in determining the value of the Fund’s investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

The Fund values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active

18

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

December 31, 2015

markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions are determined using the identified cost method.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific fund, are applied to the fund within the Trust. Trustees’ fees and other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the funds. Class specific fees and expenses are borne by each class.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates deemed appropriate pursuant to the valuation policy and procedures at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of transactions. The Fund does not isolate the effect of fluctuations

19

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

December 31, 2015

in foreign exchange from the effect of fluctuations in the market price of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2015, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Futures

The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Variation margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security or index. Such receipt or payment is recorded by the Fund for financial statement purposes as part of unrealized gains or losses, and is recorded on the Statement of Assets and Liabilities as Receivable or Payable from broker – variation margin on open futures contracts. The Fund recognizes a realized gain or loss when a contract is closed, which is recorded on the Statement of Operations. The risk of loss in trading futures contracts in some strategies is potentially unlimited.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended December 31, 2015, the Fund entered into futures contracts for cash equalization and return enhancement.

Swaps

The Fund may enter into swap agreements, in which the Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded

20

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

December 31, 2015

in the Statement of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as Due from broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral OTC and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.

Total Return Swaps

The Fund enters into total return swaps to obtain investment exposures that the Adviser expects to correlate closely with the Index or a portion of the Index. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty. The Fund entered into total return swaps contracts to obtain investment exposure in situations where it intends to sell a position of the stocks of its portfolio but the sale has not been completed.

Risks associated with Derivatives

Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When the Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of the Fund’s derivative counterparty to perform its obligations under the transaction. A liquid secondary market may not always exist for the Fund’s derivative positions at any time and may impact the Fund’s ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to complement the Fund’s performance, it may instead reduce returns and increase volatility. The measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. The Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.

21

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

December 31, 2015

Regulations recently adopted or proposed by regulators in the U.S. and other countries may substantially affect the markets in which derivatives are traded, including requiring central clearing and reporting of transactions that may not have been previously required to be reported or cleared. These regulations may require, among other things, that the Fund post greater amounts of collateral or margin than the amounts currently posted by the Fund on a bilateral basis with its derivatives counterparties or with derivatives clearing organizations. In addition, the regulations may make certain types of derivatives uneconomical or unavailable to the Fund, and they may substantially reduce the liquidity for some derivatives. The full extent of the new regulations and their effects on the derivatives markets are not known at this time.

Certain derivatives, including forward foreign currency contracts and some swap contracts, as applicable, are entered into OTC under the terms and conditions of an ISDA Master Agreement, which are separately negotiated with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Notional principal amounts are one component used to calculate the amount of exposure to the underlying instrument, but is not the amount delivered under the contract. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, the Fund enters into swap contracts with counterparties whose creditworthiness has been approved by the Trustees. The Fund bears the market risk arising from any change in index or security values or interest rates.

The following table discloses the amounts related to the Fund’s use of derivative instruments and hedging activities at December 31, 2015:

Asset Derivatives

	Equity Contracts Risk	Credit Contracts Risk	Total
Swap Contracts(1)	$–	$397,691	$397,691

22

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

December 31, 2015

Liability Derivatives

	Equity Contracts Risk	Credit Contracts Risk	Total
Futures Contracts(2)	$(5,297)	$–	$(5,297)

Realized Gain (Loss)

	Equity Contracts Risk	Credit Contracts Risk	Total
Futures Contracts(3)	$4,477	$–	$4,477
Swap Contracts(4)	–	–	–

Change in Unrealized Appreciation (Depreciation)

	Equity Contracts Risk	Credit Contracts Risk	Total
Futures Contracts(5)	$(5,297)	$–	$(5,297)
Swap Contracts(6)	–	397,691	397,691

(1)	Schedule of Investments: Unrealized appreciation on swap contracts

(2)	Schedule of Investments: Unrealized appreciation (depreciation) of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statements of Assets and Liabilities.

(3)	Statement of Operations location: Net realized gain (loss) on: Futures contracts

(4)	Statement of Operations location: Net realized gain (loss) on: Swap contracts

(5)	Statement of Operations location: Change in net unrealized appreciation (depreciation) on: Futures contracts

(6)	Statement of Operations location: Change in net unrealized appreciation (depreciation) on: Swaps contracts

The average notional value of futures contracts outstanding during the period ended December 31, 2015, was $1,855,814.

The average notional value of swap contracts outstanding during the period ended December 31, 2015, was $13,999,793.

Offsetting of Financial Assets and Derivative Assets

Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$397,691	$–	$–	$397,691

Amounts presented on the Schedule of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.

Distributions

Dividends from net investment income are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

23

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

December 31, 2015

Federal Income Tax

The Fund has qualified and intends to continue to qualify for and elect treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gain distributions, if any, are determined in accordance with income tax regulation which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for foreign currency gains and losses, passive foreign investment companies and total return swaps.

Additionally, based on the SSGA Funds Management, Inc. ( the “Adviser” or “SSGA FM”) understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the Fund invests, the Fund will provide for foreign taxes and, where appropriate, deferred foreign taxes.

SSGA FM has reviewed the Fund’s tax positions for the open tax year as of December 31, 2015, and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax return for the initial fiscal year remains subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

For the period ended December 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:

Paid-In Capital	Accumulated Gain (Loss)	Undistributed Net Investment Income (Loss)
$–	$95,020	$(95,020)

These differences were primarily attributable to distribution redesignations. Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

As of December 31, 2015, Fund had $782 of capital loss carryforwards.

The tax character of distributions paid to shareholders during the period ended December 31, 2015, was as follows:

Ordinary Income	Long-Term Capital Gain	Tax Return of Capital	Total
$400,494	$–	$–	$400,494

24

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

December 31, 2015

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryover	Unrealized Appreciation (Depreciation)	Total
$333,735	$(782)	$(419,417)	$(86,464)

At December 31, 2015, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purpose were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$165,354,664	$1,616,055	$(2,013,280)	$(397,225)

3.	Investment Transactions

Purchases and sales of investments (excluding short-term securities) for the period ended December 31, 2015, were $149,724,631 and $51,963, respectively.

4.	Related Party and Other Fees

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets. The fees are accrued daily and paid monthly.

The Adviser is contractually obligated until April 30, 2017, to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.12% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2017 except with the approval of the Board. For the period ended December 31, 2015, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $33,405.

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”) serves as sub-administrator and custodian to the Fund. For its administration services, the Fund pays SSGA FM at an annual rate of 0.05% of its average daily net assets. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, charges related to compliance and regulatory services.

25

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

December 31, 2015

Transactions with Affiliates

Certain investments made by the Fund were securities affiliated with SSGA FM. The Fund invested in the State Street Institutional Liquid Reserves Fund. Transactions in affiliates for the period ending December 31, 2015, were as follows:

Security Description	Number of shares held at 12/21/15*	Shares purchased for the period ended 12/31/15	Shares sold for the period ended 12/31/15	Number of shares held at 12/31/15	Value at 12/31/15	Income earned for the period ended 12/31/15	Realized gain/loss on shares sold
State Street Institutional Liquid Reserves Fund, Premier Class	–	37,621,069	22,016,671	15,604,398	$15,604,398	$1,297	$–

*	Commencement of operations.

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Fund does not receive compensation from the Fund for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the Trust, the State Street Master Funds and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. Trustees’ fees and expenses are allocated among the Trusts and Funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the Funds, subject to a $15,000 minimum per Fund. As of the date of these financial statements, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

6.	Concentration Risk

The Fund’s assets may be concentrated in a particular industry, group of industries or sector. Because the Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, the Fund may be adversely affected by the performance of a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if the Fund concentrates in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

7.	Foreign Investment Risks

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

26

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Notes to Financial Statements — (continued)

December 31, 2015

Some foreign markets in which the Fund invests are considered emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

8.	Line of Credit

Effective October 15, 2015, certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $360 million revolving credit facility provided by a syndication of banks. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. A Participant may borrow up to a maximum of 33% of its assets or a lower amount as may be set forth in the Fund’s prospectus. The Fund had no outstanding loans during the year ended December 31, 2015.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of State Street Institutional Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of State Street Emerging Markets Equity Index Fund (one of the funds constituting State Street Institutional Investment Trust) (the “Fund”) as of December 31, 2015, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from December 21, 2015 (commencement of operations) to December 31, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Emerging Markets Equity Index Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2015, and the results of its operations, the changes in its net assets and the financial highlights for the period from December 21, 2015 (commencement of operations) to December 31, 2015, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2016

28

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Other Information

December 31, 2015 (Unaudited)

Shareholder Expense Example

As a shareholder of the Fund, you incur (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) or service fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the six months ended from July 1, 2015 to December 31, 2015.

The table below illustrates your Fund’s costs in two ways:

Actual Expenses

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

29

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Other Information — (continued)

December 31, 2015 (Unaudited)

Six Months Ended December 31, 2015

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period*
Based on Actual Class Return**
Class K	$1,000.00	$1,001.40	$0.86
Based on Hypothetical (5% return before expenses)
Class K	$1,000.00	$1,024.35	$0.87

*	The calculations are based on expenses incurred in the most recent six month period of the Fund. The Class K Shares annualized expense ratios for the period ended December 31, 2015 was 0.17%.

**	Actual period is from commencement of operations December 21, 2015. Hypothetical period is from July 1, 2015.

Tax Information

Dividend Received Deduction

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal period ended December 31, 2015.

Percentage of distributions which qualify for the corporate dividends received deduction:

Fund	Percentage
State Street Emerging Markets Equity Index Fund	0.00%

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal period ended December 31, 2015, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. These amounts are noted below:

Fund	Amount
State Street Emerging Markets Equity Index Fund	$474,050

Foreign Tax Credit

The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the year ended December 31, 2015, the total amount of foreign taxes that will be passed through are:

Fund	Amount
State Street Emerging Markets Equity Index Fund	$93,094

30

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Other Information — (continued)

December 31, 2015 (Unaudited)

The amount of foreign source income earned on the following Funds during the year ended December 31, 2015 were as follows:

Fund	Amount
State Street Emerging Markets Equity Index Fund	$505,364

31

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Shareholder Requests for Additional Information

December 31, 2015

Proxy Voting Policies and Procedures

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at 1-877-251-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-251-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

32

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Trustee Considerations in Approval of Investment Advisory Agreement

December 31, 2015

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in-person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Independent Trustees on the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in-person on May 18-19, 2015 to consider proposals to approve, with respect to State Street Emerging Markets Equity Index Fund, a new series of the Trust (the “New Fund”), the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (the “Adviser”). Prior to voting on the proposals, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposals fully. The Independent Trustees were separately represented by co-counsel that is independent of the Adviser in connection with their consideration of approval of the Advisory Agreement with respect to the New Fund. The Independent Trustees considered, among other things, the following:

Information about Fees and Expenses

•	A report prepared by an independent third-party provider of investment company data, which included for the New Fund:

•

Comparisons of the New Fund’s estimated expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider; and

•	Comparisons of the New Fund’s contractual and estimated actual management fees to the contractual and actual management fees of comparable mutual funds.

•

Comparative information regarding fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the New Fund, to the extent applicable.

Information about Portfolio Management

•	Descriptions of the investment management services to be provided by the Adviser, including its investment strategies and processes;

•

Information concerning the allocation of brokerage and the benefits to be received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of any research through “soft dollar” benefits to be received in connection with the New Fund’s brokerage; and

•

Information regarding the procedures and processes to be used to value the assets of the New Fund and the assistance to be provided by the Adviser to its affiliates in monitoring the effectiveness of such procedures and processes.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals who will be responsible for managing the New Fund;

33

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Trustee Considerations in Approval of Investment Advisory Agreement — (continued)

December 31, 2015

•	A copy of the Code of Ethics adopted by the Adviser, together with information relating to compliance with and the administration of such Code;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the New Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the other funds in the fund complex (the “Other Funds”);

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•

Information concerning the nature, quality and cost of various non-investment management services to be provided to the New Fund by the Adviser in its role as administrator, and by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the New Fund, and the role of the Adviser in managing the New Fund’s relationship with these affiliated service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the New Funds;

•

Draft responses to the letter dated March 11, 2015 from Joseph P. Barri, LLC (co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees reviewed prior to such date by Independent Counsel, requesting specific information regarding the Other Funds, certain of which was applicable to the New Funds, from each of:

•

The Adviser, with respect to its operations relating to the Other Funds and its approximate profit margins before taxes from such operations for the Other Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Other Funds, together with their approximate profit margins from such relevant operations for the Other Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, and securities lending agent for the Other Funds, with respect to its operations relating to the Other Funds; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Other Funds (the “Distributor”), with respect to its operations relating to the Other Funds, together with the Other Funds’ related distribution plans and arrangements under SEC Rule 12b-1.

In addition to the information identified above, the Board considered information provided by the Adviser and other service providers of the New Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Other Funds and the investment strategies used in pursuing the Other Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single

34

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Trustee Considerations in Approval of Investment Advisory Agreement — (continued)

December 31, 2015

factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 18-19, 2015 the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreement with respect to the New Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the New Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the New Fund, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the New Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention to be devoted to the New Fund by senior management.

The Board reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the New Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to provide high quality investment management and related services for the New Fund.

Fund Performance

Because the New Fund has not yet commenced operations, the Board noted that they could not draw any conclusions regarding the performance of the New Fund. The Board, however, considered, at this and at prior meetings, the performance of other comparable funds or accounts, if any, managed by the Adviser and the performance of their respective benchmarks and/or peer groups. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of the Other Funds and is generally satisfied with the performance of these Other Funds.

Management Fees and Expenses

The Board reviewed the contractual management fee rate to be payable by the New Fund and the actual management fee rate to be payable by the New Fund, net of waivers. As part of its review, the Board considered the New Fund’s management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent third-party provider of investment company data. The Board also considered the comparability of the fees to be charged and the services to be provided to the New Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, to the extent applicable. In addition, the Board considered that the Adviser agreed to waive fees or pay expenses of

35

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Trustee Considerations In Approval of Investment Advisory Agreement — (continued)

December 31, 2015

the New Fund to limit the total expenses borne by the New Fund’s shareholders. Among other information, the Board considered the following expense information in its evaluation of the New Fund:

The Board considered that the New Fund’s contractual management fee was below the median of its respective Expense Group. The Board also considered that State Street Emerging Markets Equity Index Fund’s expected actual management fee was below the medians of the Expense Group and Expense Universe. The Board also considered that State Street Emerging Markets Equity Index Fund’s expected total expenses were above the median of the Expense Group and below the median of the Expense Universe.

Profitability

Because the New Fund has not yet commenced operations, the Board noted that they could not draw any conclusions regarding the profitability of the New Fund. The Board, however, reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Other Funds. The Board considered other direct and indirect benefits received by the Adviser and the affiliated service providers in connection with their relationships with the Other Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Other Funds and other investment advisory clients, together with the ranges of profitability of each of the affiliated service providers with respect to their services to the Other Funds.

The Board concluded that the expected profitability of the Adviser with respect to New Fund, and the expected profitability range of each of the affiliated service providers with respect to its services to the New Fund, was expected to be reasonable in relation to the services provided.

Economies of Scale

In reviewing expected management fees and anticipated profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the New Fund, on the other hand, can expect to realize benefits from economies of scale as the New Fund’s assets increase. The Board acknowledged the difficulty in accurately measuring the expected benefits resulting from the economies of scale with respect to the management of the New Fund in view of the fact that the New Fund has not yet commenced operations. The Board concluded that, in light of the fact that the New Fund has not yet commenced operations, and the comparatively low management fees and expense ratios of the New Fund, it does not appear that the Adviser or its affiliates are expected to realize benefits from economies of scale in managing the assets of the New Fund to such an extent that the proposed advisory fees should be reduced or that breakpoints in such fees should be implemented for the New Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the New Fund and its shareholders, and (2) the rates to be payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

36

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Disclosure of Information about Fund Trustees and Officers

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.
William L. Marshall State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Marshall Financial Group, Inc.

37

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Richard D. Shirk State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present); Chairman (January 2014 – Present).
Rina K. Spence State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 – present).	75
Bruce D. Taber State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75

38

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Douglas T. Williams State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	75

Interested Trustee(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	290	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1966	Vice President Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, SSGA Funds Management, Inc. (2008 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

39

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc.( June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected: 8/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015 – Present); Senior Manager-Mutual Fund Compliance, ICMA-Retirement Corporation (December 2011 – January 2015); Assistant Vice President, J.P. Morgan (September 2007 – December 2011).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).
David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

40

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	IBG-18498

Annual Report

31 December 2015

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Annual Report

December 31, 2015

State Street Hedged International Developed Equity Index Fund

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The State Street Hedged International Developed Equity Index Fund (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index (the “Index”), a broad-based developed market (ex-U.S. and Canada) large and mid-capitalization equity index, hedged to the U.S. dollar, over the long term.

For the period from May 29, 2015 (inception) to December 31, 2015 (the “Reporting Period”), the total return for the Fund was –9.01%, and the total return for the Index was –7.55%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weight differences between the securities in the Fund and the Index, the Fund’s cash flows and fair value pricing contributed to the difference between the Fund’s performance and that of the Index.

The Fund underperformed the Index during the Reporting Period. The Fund had negative performance in June and during the third calendar quarter. The underperformance of the Fund and the Index was driven by several factors including concerns about a global economic slowdown, disappointing macro data, Chinese Yuan devaluations and uncertainty around the direction the U.S. Federal Reserve (the “Fed”) will take on interest rates. The markets were also weighed down by Volkswagen’s emissions scandal, coordinated Islamic terrorist attacks across four countries and scrutiny by U.S. lawmakers regarding the pricing practices of drug makers. Positive factors like a Greek bailout plan, a nuclear deal with Iran and positive macro and earnings data could not offset the negative factors. Both the Fund and the Index had positive performance during the fourth calendar quarter with contributing factors being accommodative monetary policy (a Chinese interest rate cut, quantitative easing by the European Central Bank and a gradual pace of interest rate increases by the Fed) and good earnings reports from companies in key industries. These factors helped push positive performance despite the plunge in oil prices and the terrorist attacks in Paris.

On an individual security level, the top positive contributors to the Fund’s performance were SABMiller PLC, Allianz SE, and SAP SE. The top negative contributors to the Fund’s performance were Novartis AG, Banco Santander SA, and Glencore PLC.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions, and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

1

State Street Hedged International Developed Equity Index Fund

Class K

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2015

	Total Return Six Months Ended December 31, 2015	Total Return Cumulative Inception to Date December 31, 2015

State Street Hedged International Developed Equity Index Fund Class K	–4.32%	–9.01%

MSCI EAFE 100% Hedged to USD Index(b)	–3.18%	–7.55%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

(b)

The MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI EAFE Index, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid cap stocks across 21 developed markets countries and its local performance is calculated in 13 different currencies, including the Euro.

2

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2015
Common Stocks	93.5%
Rights	0.0 **
Short-Term Investment	3.2
Other Assets in Excess of Liabilities	3.3
Total	100.0%

**	Less than 0.05% of net assets.

Top Five Sectors (excluding short-term investment)*	December 31, 2015
Banks	12.0%
Pharmaceuticals	9.2
Insurance	6.0
Oil, Gas & Consumable Fuels	4.1
Automobiles	4.2
Total	35.5%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

3

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – 93.5%
Australia – 6.4%
AGL Energy, Ltd.(a)	52,798	$689,778
Alumina, Ltd.(a)	208,096	173,391
Amcor, Ltd.(a)	90,931	882,022
AMP, Ltd.(a)	209,671	882,050
APA Group(a)	88,028	553,030
Aristocrat Leisure, Ltd.(a)	41,151	303,375
Asciano, Ltd.(a)	38,623	245,166
ASX, Ltd.(a)	13,143	403,713
Aurizon Holdings, Ltd.(a)	141,671	449,038
AusNet Services(a)	155,716	167,372
Australia & New Zealand Banking Group, Ltd.(a)	210,775	4,246,680
Bank of Queensland, Ltd.(a)	23,954	241,258
Bendigo & Adelaide Bank, Ltd.(a)	38,352	331,215
BHP Billiton PLC(a)	150,786	1,681,195
BHP Billiton, Ltd.(a)	236,441	3,038,090
Boral, Ltd.(a)	54,063	230,784
Brambles, Ltd.(a)	119,169	996,453
Caltex Australia, Ltd.(a)	19,267	525,808
Challenger, Ltd.(a)	34,708	218,398
CIMIC Group, Ltd.(a)	9,421	165,000
Coca-Cola Amatil, Ltd.(a)	45,593	306,946
Cochlear, Ltd.(a)	3,492	241,270
Commonwealth Bank of Australia(a)	123,892	7,647,471
Computershare, Ltd.(a)	37,057	311,325
Crown Resorts, Ltd.(a)	25,600	231,013
CSL, Ltd.(a)	34,296	2,610,589
Dexus Property Group REIT(a)	62,741	339,781
DUET Group(a)	141,408	233,823
Flight Centre Travel Group, Ltd.(a)	2,958	85,176
Fortescue Metals Group, Ltd.(a)	101,947	136,978
Goodman Group REIT(a)	125,820	569,247
GPT Group REIT(a)	119,819	414,302
Harvey Norman Holdings, Ltd.(a)	43,022	129,847
Healthscope, Ltd.(a)	105,702	203,370
Iluka Resources, Ltd.(a)	20,227	89,331
Incitec Pivot, Ltd.(a)	132,647	378,432
Insurance Australia Group, Ltd.(a)	172,929	693,389
LendLease Group(a)	42,024	432,900
Macquarie Group, Ltd.(a)	22,546	1,346,639
Medibank Pvt, Ltd.(a)	228,612	355,915
Mirvac Group REIT(a)	264,118	377,499
National Australia Bank, Ltd.(a)	192,502	4,194,114
Newcrest Mining, Ltd.(a)(b)	52,171	492,875
Oil Search, Ltd.(a)	103,204	501,537
Orica, Ltd.(a)	29,191	326,531
Origin Energy, Ltd.(a)	134,369	453,817
Platinum Asset Management, Ltd.(a)	15,476	90,290
Qantas Airways, Ltd.(a)(b)	27,696	81,963
QBE Insurance Group, Ltd.(a)	96,303	874,511
Ramsay Health Care, Ltd.(a)	10,075	494,628
REA Group, Ltd.(a)	4,571	181,584
Santos, Ltd.(a)	138,560	368,467

Scentre Group REIT(a)	403,588	1,222,209
SEEK, Ltd.(a)	22,909	254,578
Sonic Healthcare, Ltd.(a)	26,969	348,621
South32, Ltd.(a)(b)	330,544	253,523
Stockland REIT(a)	169,292	501,747
Suncorp Group, Ltd.(a)	98,538	863,798
Sydney Airport(a)	84,099	386,440
Tabcorp Holdings, Ltd.(a)	50,104	170,326
Tatts Group, Ltd.(a)	102,495	324,896
Telstra Corp., Ltd.(a)	321,485	1,304,355
TPG Telecom, Ltd.(a)	16,124	115,260
Transurban Group(b)(c)	6,250	47,609
Transurban Group Stapled Security(a)(c)	137,870	1,043,400
Treasury Wine Estates, Ltd.(a)	58,425	350,238
Vicinity Centres REIT(a)	268,021	542,870
Wesfarmers, Ltd.(a)	83,007	2,498,552
Westfield Corp.(a)	143,306	984,377
Westpac Banking Corp.(a)	242,794	5,875,983
Woodside Petroleum, Ltd.(a)	56,016	1,165,193
Woolworths, Ltd.(a)	90,551	1,604,067

		61,477,418

Austria – 0.2%
Andritz AG(a)	5,484	266,786
Erste Group Bank AG(a)(b)	21,831	682,811
OMV AG(a)	11,287	320,251
Raiffeisen Bank International AG(a)(b)	10,655	156,087
Voestalpine AG(a)	6,955	212,653

		1,638,588

Belgium – 1.3%
Ageas(a)	15,545	721,205
Anheuser-Busch InBev SA(a)	58,662	7,297,296
Colruyt SA(a)	5,609	288,426
Delhaize Group(a)	7,334	713,497
Groupe Bruxelles Lambert SA(a)	5,764	493,006
KBC Groep NV(a)	19,013	1,188,318
Proximus SADP(a)	10,402	338,350
Solvay SA(a)	5,796	618,346
Telenet Group Holding NV(a)(b)	2,978	160,877
UCB SA(a)	9,671	872,573
Umicore SA(a)	6,161	258,262

		12,950,156

Chile – 0.0%(d)
Antofagasta PLC(a)	23,448	161,261

China – 0.0%(d)
Yangzijiang Shipbuilding Holdings, Ltd.(a)	101,000	77,989

Denmark – 1.8%
AP Moeller – Maersk A/S Class A(a)	240	308,934
AP Moeller – Maersk A/S Class B(a)	497	647,994
Carlsberg A/S Class B(a)	8,254	730,959
Chr Hansen Holding A/S(a)	7,451	465,886
Coloplast A/S Class B(a)	8,618	695,529
Danske Bank A/S(a)	52,878	1,418,301
DSV A/S(a)	12,939	509,134
ISS A/S(a)	11,524	415,245

See accompanying notes to financial statements.

4

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
Denmark – (continued)
Novo Nordisk A/S Class B(a)	142,843	$8,267,224
Novozymes A/S Class B(a)	16,374	783,671
Pandora A/S(a)	8,004	1,008,793
TDC A/S(a)	63,200	314,556
Tryg A/S(a)	9,323	185,193
Vestas Wind Systems A/S(a)	16,999	1,186,740
William Demant Holding A/S(a)(b)	1,568	149,302

		17,087,461

Finland – 0.8%
Elisa Oyj(a)	10,089	379,440
Fortum Oyj(a)	32,968	496,504
Kone Oyj Class B(a)	25,477	1,078,277
Metso Oyj(a)	6,873	153,893
Neste Oyj(a)	9,786	291,951
Nokia Oyj(a)	275,331	1,947,027
Nokian Renkaat Oyj(a)	7,047	251,483
Orion Oyj Class B(a)	8,154	281,997
Sampo Oyj Class A(a)	31,914	1,619,993
Stora Enso Oyj Class R(a)	35,871	324,216
UPM-Kymmene Oyj(a)	38,386	712,353
Wartsila Oyj Abp(a)	10,605	484,002

		8,021,136

France – 9.1%
Accor SA(a)	15,131	655,051
Aeroports de Paris(a)	1,846	214,727
Air Liquide SA(a)	25,340	2,843,656
Airbus Group SE(a)	43,480	2,928,788
Alcatel-Lucent(b)	194,764	772,238
Alstom SA(a)(b)	14,697	448,732
Arkema SA(a)	4,233	296,181
Atos SE(a)	5,902	495,282
AXA SA(a)	143,440	3,917,668
BNP Paribas SA(a)	77,570	4,386,886
Bollore SA(a)(c)	67,759	315,601
Bollore SA(b)(c)	131	602
Bouygues SA(a)	13,917	551,589
Bureau Veritas SA(a)	21,446	427,272
Cap Gemini SA(a)	11,625	1,078,186
Carrefour SA(a)	41,679	1,202,341
Casino Guichard Perrachon SA(a)	3,362	154,388
Christian Dior SE(a)	4,241	720,088
Cie de Saint-Gobain(a)	36,381	1,575,928
Cie Generale des Etablissements Michelin(a)	14,084	1,339,996
CNP Assurances(a)	12,048	162,452
Credit Agricole SA(a)	80,832	952,141
Danone SA(a)	43,398	2,931,340
Dassault Systemes(a)	9,814	784,116
Edenred(a)	17,518	331,006
Electricite de France SA(a)	19,792	291,366
Engie SA(a)	108,466	1,920,486
Essilor International SA(a)	15,375	1,915,483
Eurazeo SA(a)	2,708	186,691
Eutelsat Communications SA(a)	13,777	412,319
Fonciere Des Regions(a)	1,960	175,232
Gecina SA(a)	2,437	296,147

Groupe Eurotunnel SE(a)	34,599	430,271
Hermes International(a)	1,839	621,370
ICADE(a)	2,572	172,561
Iliad SA(a)	1,976	470,840
Imerys SA(a)	2,578	180,002
Ingenico Group SA(a)	4,156	524,357
JCDecaux SA(a)	5,041	193,166
Kering(a)	5,272	901,007
Klepierre(a)	15,573	691,930
L’Oreal SA(a)	18,522	3,114,200
Lagardere SCA(a)	7,798	232,607
Legrand SA(a)	18,743	1,059,764
LVMH Moet Hennessy Louis Vuitton SE(a)	20,541	3,225,044
Natixis SA(a)	76,016	429,851
Numericable-SFR SAS(a)	10,042	364,654
Orange SA(a)	146,720	2,452,982
Pernod Ricard SA(a)	15,788	1,799,788
Peugeot SA(a)(b)	32,230	564,723
Publicis Groupe SA(a)	13,279	882,626
Remy Cointreau SA(a)	1,303	93,289
Renault SA(a)	14,376	1,438,377
Rexel SA(a)	25,334	337,202
Safran SA(a)	22,357	1,535,351
Sanofi(a)	86,151	7,338,899
Schneider Electric SE(a)	41,252	2,342,306
SCOR SE(a)	10,163	380,119
Societe BIC SA(a)	2,190	360,226
Societe Generale SA(a)	53,546	2,466,493
Sodexo SA(a)	7,286	711,525
Suez Environnement Co.(a)	20,309	379,688
Technip SA(a)	8,569	425,962
Thales SA(a)	7,414	554,706
TOTAL SA(a)	158,544	7,104,803
Unibail-Rodamco SE(a)	7,325	1,859,275
Valeo SA(a)	6,048	932,062
Veolia Environnement SA(a)	34,494	818,058
Vinci SA(a)	35,387	2,267,182
Vivendi SA(a)	86,411	1,855,084
Wendel SA(a)	2,477	294,454
Zodiac Aerospace(a)	16,457	391,684

		86,882,467

Germany – 8.6%
adidas AG(a)	15,629	1,516,308
Allianz SE(a)	33,387	5,882,958
Axel Springer SE(a)	3,116	173,211
BASF SE(a)	67,181	5,115,597
Bayer AG(a)	60,314	7,529,518
Bayerische Motoren Werke AG(a)	24,428	2,572,461
Bayerische Motoren Werke AG Preference Shares(a)	3,630	303,579
Beiersdorf AG(a)	7,801	708,750
Brenntag AG(a)	12,049	627,586
Commerzbank AG(a)(b)	81,475	840,358
Continental AG(a)	8,213	1,985,983
Daimler AG(a)	70,348	5,875,421
Deutsche Bank AG(a)	101,877	2,473,023
Deutsche Boerse AG(a)	14,510	1,274,917
Deutsche Lufthansa AG(a)(b)	19,552	307,837
Deutsche Post AG(a)	72,314	2,020,902

See accompanying notes to financial statements.

5

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
Germany – (continued)
Deutsche Telekom AG(a)	236,282	$4,242,021
Deutsche Wohnen AG(a)	24,273	670,915
E.ON SE(a)	149,780	1,437,592
Evonik Industries AG(a)	10,728	354,703
Fraport AG Frankfurt Airport Services Worldwide(a)	2,721	173,452
Fresenius Medical Care AG & Co. KGaA(a)	16,382	1,376,085
Fresenius SE & Co. KGaA(a)	28,482	2,027,995
Fuchs Petrolub SE Preference Shares(a)	5,588	263,010
GEA Group AG(a)	13,354	539,289
Hannover Rueck SE(a)	4,381	500,057
HeidelbergCement AG(a)	10,777	877,935
Henkel AG & Co. KGaA(a)	7,384	706,006
Henkel AG & Co. KGaA Preference Shares(a)	13,317	1,485,588
HUGO BOSS AG(a)	5,029	414,766
Infineon Technologies AG(a)	81,380	1,185,924
Kabel Deutschland Holding AG(a)	1,324	163,531
KS AG(a)	12,680	323,094
Lanxess AG(a)	6,598	303,496
Linde AG(a)	13,780	1,989,812
MAN SE(a)	2,872	288,493
Merck KGaA(a)	9,184	888,834
METRO AG(a)	14,323	456,103
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(a)	12,315	2,452,588
OSRAM Licht AG(a)	7,082	295,756
Porsche Automobil Holding SE Preference Shares(a)	11,981	644,519
ProSiebenSat.1 Media SE(a)	15,061	759,533
RWE AG(a)	36,480	459,727
SAP SE(a)	71,822	5,696,940
Siemens AG(a)	57,949	5,604,003
Symrise AG(a)	9,674	640,138
Telefonica Deutschland Holding AG(a)	46,316	244,201
ThyssenKrupp AG(a)	26,697	529,005
TUI AG(a)	37,001	660,521
United Internet AG(a)	9,076	498,784
Volkswagen AG(a)	2,665	409,352
Volkswagen AG Preference Shares(a)	13,853	1,999,260
Vonovia SE(a)	32,528	1,004,474
Zalando SE(b)(e)	5,262	208,067

		81,983,978

Hong Kong – 2.9%
AIA Group, Ltd.(a)	880,800	5,262,782
ASM Pacific Technology, Ltd.(a)	12,100	94,547
Bank of East Asia, Ltd.(a)	78,443	290,979
BOC Hong Kong Holdings, Ltd.(a)	282,500	857,829
Cathay Pacific Airways, Ltd.(a)	112,000	192,711

Cheung Kong Infrastructure Holdings, Ltd.(a)	43,000	396,713
Cheung Kong Property Holdings, Ltd.(a)	202,265	1,317,518
CK Hutchison Holdings, Ltd.(a)	199,000	2,669,792
CLP Holdings, Ltd.(a)	142,500	1,210,566
First Pacific Co., Ltd.(a)	184,000	121,887
Galaxy Entertainment Group, Ltd.(a)	158,000	495,058
Hang Lung Properties, Ltd.(a)	155,000	351,203
Hang Seng Bank, Ltd.(a)	57,800	1,100,688
Henderson Land Development Co., Ltd.(a)	83,335	508,338
HK Electric Investments & HK Electric Investments, Ltd.(a)(e)	161,490	135,313
HKT Trust & HKT, Ltd.	214,000	273,362
Hong Kong & China Gas Co., Ltd.(a)	526,000	1,032,098
Hong Kong Exchanges and Clearing, Ltd.(a)	84,800	2,160,234
Hongkong Land Holdings, Ltd.(a)	36,000	251,380
Hysan Development Co., Ltd.(a)	43,000	176,235
Kerry Properties, Ltd.(a)	40,500	110,475
Li & Fung, Ltd.(a)	390,000	264,249
Link REIT(a)	158,000	945,010
Melco Crown Entertainment, Ltd. ADR	5,796	97,373
MTR Corp., Ltd.(a)	104,327	515,811
New World Development Co., Ltd.(a)	347,605	341,768
Noble Group, Ltd.(a)	290,000	81,017
NWS Holdings, Ltd.(a)	88,764	131,586
PCCW, Ltd.(a)	341,000	199,331
Power Assets Holdings, Ltd.(a)	106,000	974,473
Sands China, Ltd.(a)	188,400	636,299
Shangri-La Asia, Ltd.(a)	82,000	80,052
Sino Land Co., Ltd.(a)	240,000	350,232
SJM Holdings, Ltd.(a)	121,000	86,055
Sun Hung Kai Properties, Ltd.(a)	129,000	1,552,990
Swire Pacific, Ltd. Class A(a)	47,000	527,096
Swire Properties, Ltd.(a)	68,800	197,821
Techtronic Industries Co., Ltd.(a)	104,000	421,012
WH Group, Ltd.(a)(b)(e)	393,000	218,224
Wharf Holdings, Ltd.(a)	96,000	531,133
Wheelock & Co., Ltd.(a)	61,000	257,140
Yue Yuen Industrial Holdings, Ltd.(a)	39,500	133,551

		27,551,931

Ireland – 0.9%
Bank of Ireland(a)(b)	1,905,286	697,340
CRH PLC(a)	61,158	1,763,001
Experian PLC(a)	73,089	1,291,542
James Hardie Industries PLC(a)	36,495	459,400
Kerry Group PLC Class A(a)	11,228	928,617
Ryanair Holdings PLC ADR	2,065	178,540
Shire PLC(a)	43,601	2,990,742

		8,309,182

See accompanying notes to financial statements.

6

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
Israel – 0.7%
Azrieli Group(a)	1,922	$71,599
Bank Hapoalim BM(a)	72,373	373,585
Bank Leumi Le-Israel BM(a)(b)	97,035	336,446
Bezeq The Israeli Telecommunication Corp., Ltd.(a)	136,448	300,367
Check Point Software Technologies, Ltd.(b)	5,142	418,456
Delek Group, Ltd.(a)	399	79,901
Israel Chemicals, Ltd.(a)	38,864	157,759
Mizrahi Tefahot Bank, Ltd.(a)	12,796	152,827
NICE-Systems, Ltd.(a)	4,506	258,910
Teva Pharmaceutical Industries, Ltd.(a)	66,915	4,365,538

		6,515,388

Italy – 2.0%
Assicurazioni Generali SpA(a)	83,482	1,524,308
Atlantia SpA(a)	31,589	835,448
Banca Monte dei Paschi di Siena SpA(a)(b)	207,518	274,601
Banco Popolare SC(a)(b)	29,462	405,827
Enel Green Power SpA(a)	113,314	230,223
Enel SpA(a)	521,804	2,187,176
Eni SpA(a)	187,469	2,784,296
EXOR SpA(a)	7,564	343,163
Finmeccanica SpA(a)(b)	27,529	382,612
Intesa Sanpaolo SpA(a)(c)	932,715	3,096,263
Intesa Sanpaolo SpA(a)(c)	53,094	162,121
Luxottica Group SpA(a)	12,961	844,255
Mediobanca SpA(a)	37,469	359,031
Prysmian SpA(a)	13,740	300,083
Saipem SpA(a)(b)	18,417	148,799
Snam SpA(a)	160,755	838,623
Telecom Italia SpA(a)(b)(c)	801,328	1,015,112
Telecom Italia SpA(a)(c)	444,293	455,801
Terna Rete Elettrica Nazionale SpA(a)	103,698	533,086
UniCredit SpA(a)	356,462	1,969,952
Unione di Banche Italiane SpA(a)	59,534	397,608
UnipolSai SpA(a)	73,026	185,709

		19,274,097

Japan – 21.6%
ABC-Mart, Inc.(a)	1,500	82,039
Acom Co., Ltd.(a)(b)	27,700	130,331
Aeon Co., Ltd.(a)	50,300	774,358
AEON Financial Service Co., Ltd.(a)	7,600	169,633
Aeon Mall Co., Ltd.(a)	7,600	130,248
Air Water, Inc.(a)	10,000	160,699
Aisin Seiki Co., Ltd.(a)	14,900	640,739
Ajinomoto Co., Inc.(a)	41,000	969,898
Alfresa Holdings Corp.(a)	13,700	270,354
Alps Electric Co., Ltd.(a)	12,300	333,274
Amada Holdings Co., Ltd.(a)	21,800	207,858
ANA Holdings, Inc.(a)	91,000	262,326
Aozora Bank, Ltd.(a)	82,000	285,927
Asahi Glass Co., Ltd.(a)	62,000	354,894

Asahi Group Holdings, Ltd.(a)	27,400	857,028
Asahi Kasei Corp.(a)	94,000	635,109
Asics Corp.(a)	9,600	199,010
Astellas Pharma, Inc.(a)	157,300	2,237,423
Bandai Namco Holdings, Inc.(a)	10,600	223,761
Bank of Kyoto, Ltd.(a)	28,000	259,446
Bank of Yokohama, Ltd.(a)	89,000	545,081
Benesse Holdings, Inc.(a)	4,400	126,606
Bridgestone Corp.(a)	46,400	1,590,262
Brother Industries, Ltd.(a)	20,000	229,564
Calbee, Inc.(a)	5,000	210,970
Canon, Inc.(a)	78,800	2,381,720
Casio Computer Co., Ltd.(a)	14,600	341,017
Central Japan Railway Co.(a)	10,700	1,898,033
Chiba Bank, Ltd.(a)	49,000	347,426
Chubu Electric Power Co., Inc.(a)	47,900	655,385
Chugai Pharmaceutical Co., Ltd.(a)	15,800	550,277
Chugoku Bank, Ltd.(a)	12,400	165,325
Chugoku Electric Power Co., Inc.(a)	21,000	277,040
Citizen Holdings Co., Ltd.(a)	19,500	140,035
Credit Saison Co., Ltd.(a)	9,000	177,172
Dai Nippon Printing Co., Ltd.(a)	44,000	434,738
Dai-ichi Life Insurance Co., Ltd.(a)	81,400	1,353,181
Daicel Corp.(a)	22,400	333,077
Daihatsu Motor Co., Ltd.(a)	14,700	198,138
Daiichi Sankyo Co., Ltd.(a)	46,400	956,886
Daikin Industries, Ltd.(a)	17,700	1,287,872
Daito Trust Construction Co., Ltd.(a)	5,600	646,321
Daiwa House Industry Co., Ltd.(a)	45,100	1,295,382
Daiwa Securities Group, Inc.(a)	115,000	702,490
Denso Corp.(a)	34,700	1,656,778
Dentsu, Inc.(a)	15,800	863,734
Don Quijote Holdings Co., Ltd.(a)	9,800	343,878
East Japan Railway Co.(a)	24,700	2,323,964
Eisai Co., Ltd.(a)	18,900	1,249,210
Electric Power Development Co., Ltd.(a)	10,800	384,340
FamilyMart Co., Ltd.(a)	3,600	167,386
FANUC Corp.(a)	14,400	2,478,912
Fast Retailing Co., Ltd.(a)	4,000	1,398,082
Fuji Electric Co., Ltd.(a)	41,000	171,806
Fuji Heavy Industries, Ltd.(a)	41,900	1,724,689
FUJIFILM Holdings Corp.(a)	34,700	1,446,914
Fujitsu, Ltd.(a)	138,000	688,202
Fukuoka Financial Group, Inc.(a)	50,000	247,725
GungHo Online Entertainment, Inc.(a)(b)	23,000	62,431
Gunma Bank, Ltd.(a)	28,000	162,663
Hachijuni Bank, Ltd.(a)	28,000	171,217
Hakuhodo DY Holdings, Inc.(a)	17,100	184,861
Hamamatsu Photonics KK(a)	10,900	298,577
Hankyu Hanshin Holdings, Inc.(a)	81,000	526,053

See accompanying notes to financial statements.

7

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
Japan – (continued)
Hikari Tsushin, Inc.(a)	1,300	$88,456
Hino Motors, Ltd.(a)	15,700	181,301
Hirose Electric Co., Ltd.(a)	1,900	229,846
Hiroshima Bank, Ltd.(a)	29,000	164,692
Hisamitsu Pharmaceutical Co., Inc.(a)	3,300	138,428
Hitachi Chemical Co., Ltd.(a)	7,900	125,227
Hitachi Construction Machinery Co., Ltd.(a)	4,800	74,589
Hitachi High-Technologies Corp.(a)	3,600	97,274
Hitachi Metals, Ltd.(a)	11,700	144,237
Hitachi, Ltd.(a)	361,000	2,043,859
Hokuhoku Financial Group, Inc.(a)	73,000	148,690
Hokuriku Electric Power Co.(a)	10,700	157,998
Honda Motor Co., Ltd.(a)	119,600	3,819,419
Hoshizaki Electric Co., Ltd.(a)	2,400	149,073
Hoya Corp.(a)	31,500	1,287,045
Hulic Co., Ltd.(a)	18,100	158,796
Idemitsu Kosan Co., Ltd.(a)	4,700	74,983
IHI Corp.(a)	83,000	228,931
Iida Group Holdings Co., Ltd.(a)	11,000	203,704
Inpex Corp.(a)	70,600	687,700
Isetan Mitsukoshi Holdings, Ltd.(a)	22,500	293,179
Isuzu Motors, Ltd.(a)	39,600	426,242
ITOCHU Corp.(a)	118,300	1,398,142
Itochu Techno-Solutions Corp.(a)	3,200	63,705
Iyo Bank, Ltd.(a)	14,600	141,731
J Front Retailing Co., Ltd.(a)	17,100	248,386
Japan Airlines Co., Ltd.(a)	10,000	357,631
Japan Airport Terminal Co., Ltd.(a)	2,800	123,850
Japan Exchange Group, Inc.(a)	38,500	601,322
Japan Post Bank Co., Ltd.(b)	26,800	389,875
Japan Post Holdings Co., Ltd.(b)	35,400	548,826
Japan Prime Realty Investment Corp.(a)	54	184,252
Japan Real Estate Investment Corp.(a)	100	484,869
Japan Retail Fund Investment Corp.(a)	182	349,854
Japan Tobacco, Inc.(a)	80,900	2,967,674
JFE Holdings, Inc.(a)	34,700	544,420
JGC Corp.(a)	16,000	244,696
Joyo Bank, Ltd.(a)	41,000	193,722
JSR Corp.(a)	16,700	260,042
JTEKT Corp.(a)	13,600	222,421
JX Holdings, Inc.(a)	173,500	727,588
Kajima Corp.(a)	56,000	333,004
Kakaku.com, Inc.(a)	11,200	220,116
Kamigumi Co., Ltd.(a)	12,000	103,232
Kaneka Corp.(a)	16,000	166,170
Kansai Electric Power Co., Inc.(a)(b)	47,100	564,250
Kansai Paint Co., Ltd.(a)	17,200	260,497
Kao Corp.(a)	35,900	1,843,322

Kawasaki Heavy Industries, Ltd.(a)	115,000	425,134
KDDI Corp.(a)	128,500	3,334,394
Keihan Electric Railway Co., Ltd.(a)	40,000	267,667
Keikyu Corp.(a)	37,000	305,486
Keio Corp.(a)	43,000	371,027
Keisei Electric Railway Co., Ltd.(a)	22,000	280,448
Keyence Corp.(a)	3,400	1,867,104
Kikkoman Corp.(a)	12,000	415,423
Kintetsu Group Holdings Co., Ltd.(a)	129,000	524,051
Kirin Holdings Co., Ltd.(a)	56,600	767,828
Kobe Steel, Ltd.(a)	222,000	241,006
Koito Manufacturing Co., Ltd.(a)	7,600	311,397
Komatsu, Ltd.(a)	65,700	1,074,119
Konami Holdings Corp.(a)	5,900	140,330
Konica Minolta, Inc.(a)	33,500	335,229
Kose Corp.(a)	1,700	157,053
Kubota Corp.(a)	84,000	1,296,607
Kuraray Co., Ltd.(a)	24,000	290,466
Kurita Water Industries, Ltd.(a)	9,000	188,316
Kyocera Corp.(a)	22,800	1,057,963
Kyowa Hakko Kirin Co., Ltd.(a)	16,000	251,545
Kyushu Electric Power Co., Inc.(a)(b)	31,600	344,125
Kyushu Financial Group, Inc.(b)	22,000	154,903
Lawson, Inc.(a)	4,800	389,297
LIXIL Group Corp.(a)	17,900	397,223
M3, Inc.(a)	13,600	281,750
Mabuchi Motor Co., Ltd.(a)	3,800	205,769
Makita Corp.(a)	8,100	466,388
Marubeni Corp.(a)	123,000	631,829
Marui Group Co., Ltd.(a)	14,500	235,757
Maruichi Steel Tube, Ltd.(a)	3,100	91,441
Mazda Motor Corp.(a)	37,500	773,160
McDonald’s Holdings Co., Japan, Ltd.(a)(b)	3,500	76,050
Medipal Holdings Corp.(a)	9,800	166,892
MEIJI Holdings Co., Ltd.(a)	8,700	718,019
Minebea Co., Ltd.(a)	26,000	222,426
Miraca Holdings, Inc.(a)	4,500	197,842
Mitsubishi Chemical Holdings Corp.(a)	105,300	667,543
Mitsubishi Corp.(a)	100,700	1,673,562
Mitsubishi Electric Corp.(a)	144,000	1,510,289
Mitsubishi Estate Co., Ltd.(a)	89,000	1,849,068
Mitsubishi Gas Chemical Co., Inc.(a)	20,000	102,185
Mitsubishi Heavy Industries, Ltd.(a)	212,000	926,200
Mitsubishi Logistics Corp.(a)	8,000	105,322
Mitsubishi Materials Corp.(a)	95,000	298,968
Mitsubishi Motors Corp.(a)	51,500	435,355
Mitsubishi Tanabe Pharma Corp.(a)	17,100	294,365
Mitsubishi UFJ Financial Group, Inc.(a)	931,700	5,766,384
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)	35,800	184,082

See accompanying notes to financial statements.

8

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
Japan – (continued)
Mitsui & Co., Ltd.(a)	122,200	$1,450,778
Mitsui Chemicals, Inc.(a)	52,000	230,429
Mitsui Fudosan Co., Ltd.(a)	67,000	1,680,160
Mitsui OSK Lines, Ltd.(a)	76,000	191,534
Mixi, Inc.(a)	2,300	85,956
Mizuho Financial Group, Inc.(a)	1,729,800	3,456,724
MS&AD Insurance Group Holdings, Inc.(a)	36,100	1,057,741
Murata Manufacturing Co., Ltd.(a)	15,100	2,170,800
Nabtesco Corp.(a)	8,900	180,654
Nagoya Railroad Co., Ltd.(a)	65,000	270,312
NEC Corp.(a)	203,000	642,675
Nexon Co., Ltd.(a)	10,200	165,793
NGK Insulators, Ltd.(a)	20,000	450,429
NGK Spark Plug Co., Ltd.(a)	13,500	355,138
NH Foods, Ltd.(a)	15,000	293,754
NHK Spring Co., Ltd.(a)	8,300	83,149
Nidec Corp.(a)	16,800	1,217,256
Nikon Corp.(a)	23,800	318,499
Nintendo Co., Ltd.(a)	8,000	1,099,166
Nippon Building Fund, Inc.(a)	103	491,781
Nippon Electric Glass Co., Ltd.(a)	20,000	100,720
Nippon Express Co., Ltd.(a)	52,000	244,156
Nippon Paint Holdings Co., Ltd.(a)	9,000	217,637
Nippon Prologis REIT, Inc.(a)	93	168,091
Nippon Steel & Sumitomo Metal Corp.(a)	55,000	1,087,125
Nippon Telegraph & Telephone Corp.(a)	55,900	2,222,865
Nippon Yusen KK(a)	102,000	247,011
Nissan Motor Co., Ltd.(a)	176,900	1,850,734
Nisshin Seifun Group, Inc.(a)	18,300	298,673
Nissin Foods Holdings Co., Ltd.(a)	3,800	201,474
Nitori Holdings Co., Ltd.(a)	5,600	469,907
Nitto Denko Corp.(a)	11,400	831,573
NOK Corp.(a)	7,800	182,063
Nomura Holdings, Inc.(a)	259,800	1,445,897
Nomura Real Estate Holdings, Inc.(a)	7,900	146,441
Nomura Real Estate Master Fund, Inc.(b)	280	347,745
Nomura Research Institute, Ltd.(a)	7,800	299,300
NSK, Ltd.(a)	29,800	323,535
NTT Data Corp.(a)	9,300	449,245
NTT DOCOMO, Inc.(a)	106,600	2,184,717
NTT Urban Development Corp.(a)	8,900	85,443
Obayashi Corp.(a)	49,000	451,757
Obic Co., Ltd.(a)	3,900	206,273
Odakyu Electric Railway Co., Ltd.(a)	48,000	516,377
Oji Holdings Corp.(a)	62,000	248,970
Olympus Corp.(a)	19,700	774,918
Omron Corp.(a)	14,200	473,132
Ono Pharmaceutical Co., Ltd.(a)	6,200	1,104,613

Oracle Corp. Japan(a)	3,400	158,172
Oriental Land Co., Ltd.(a)	15,200	918,782
ORIX Corp.(a)	99,100	1,389,065
Osaka Gas Co., Ltd.(a)	137,000	494,424
Otsuka Corp.(a)	3,600	176,698
Otsuka Holdings Co., Ltd.(a)	29,500	1,047,232
Panasonic Corp.(a)	157,600	1,596,343
Park24 Co., Ltd.(a)	6,300	152,506
Rakuten, Inc.(a)(b)	66,500	765,294
Recruit Holdings Co., Ltd.(a)	9,000	264,324
Resona Holdings, Inc.(a)	169,200	820,992
Ricoh Co., Ltd.(a)	50,600	520,585
Rinnai Corp.(a)	3,000	265,589
Rohm Co., Ltd.(a)	7,100	359,322
Ryohin Keikaku Co., Ltd.(a)	1,800	364,217
Sankyo Co., Ltd.(a)	2,600	96,971
Sanrio Co., Ltd.(a)	1,900	44,600
Santen Pharmaceutical Co., Ltd.(a)	25,300	416,178
SBI Holdings, Inc.(a)	13,700	147,712
Secom Co., Ltd.(a)	14,800	1,002,159
Sega Sammy Holdings, Inc.(a)	10,700	99,998
Seibu Holdings, Inc.(a)	9,000	183,648
Seiko Epson Corp.(a)	22,200	341,577
Sekisui Chemical Co., Ltd.(a)	29,800	388,753
Sekisui House, Ltd.(a)	42,800	719,030
Seven & i Holdings Co., Ltd.(a)	55,600	2,543,505
Seven Bank, Ltd.(a)	40,600	177,903
Shikoku Electric Power Co., Inc.(a)	10,700	167,009
Shimadzu Corp.(a)	16,000	267,616
Shimamura Co., Ltd.(a)	1,300	152,115
Shimano, Inc.(a)	5,700	874,556
Shimizu Corp.(a)	41,000	334,046
Shin-Etsu Chemical Co., Ltd.(a)	29,300	1,591,594
Shinsei Bank, Ltd.(a)	154,000	283,169
Shionogi & Co., Ltd.(a)	22,600	1,021,353
Shiseido Co., Ltd.(a)	24,000	497,553
Shizuoka Bank, Ltd.(a)	35,000	339,149
Showa Shell Sekiyu KK(a)	8,200	66,858
SMC Corp.(a)	3,800	986,168
SoftBank Group Corp.(a)	70,500	3,555,205
Sohgo Security Services Co., Ltd.(a)	3,700	173,382
Sompo Japan Nipponkoa Holdings, Inc.(a)	25,500	836,588
Sony Corp.(a)	93,300	2,291,108
Sony Financial Holdings, Inc.(a)	14,200	253,788
Stanley Electric Co., Ltd.(a)	8,500	186,314
Sumitomo Chemical Co., Ltd.(a)	105,000	602,523
Sumitomo Corp.(a)	82,300	838,377
Sumitomo Dainippon Pharma Co., Ltd.(a)	11,600	136,551
Sumitomo Electric Industries, Ltd.(a)	57,800	815,505
Sumitomo Heavy Industries, Ltd.(a)	38,000	170,207
Sumitomo Metal Mining Co., Ltd.(a)	40,000	485,153
Sumitomo Mitsui Financial Group, Inc.(a)	93,400	3,522,082

See accompanying notes to financial statements.

9

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
Japan – (continued)
Sumitomo Mitsui Trust Holdings, Inc.(a)	235,000	$889,283
Sumitomo Realty & Development Co., Ltd.(a)	26,000	741,493
Sumitomo Rubber Industries, Ltd.(a)	12,000	155,911
Suntory Beverage & Food, Ltd.(a)	10,000	437,397
Suruga Bank, Ltd.(a)	15,300	315,049
Suzuken Co., Ltd.(a)	5,100	193,650
Suzuki Motor Corp.(a)	27,900	847,003
Sysmex Corp.(a)	10,200	653,731
T&D Holdings, Inc.(a)	41,100	541,803
Taiheiyo Cement Corp.(a)	96,000	280,116
Taisei Corp.(a)	75,000	493,612
Taisho Pharmaceutical Holdings Co., Ltd.(a)	2,000	141,134
Taiyo Nippon Sanso Corp.(a)	12,000	108,435
Takashimaya Co., Ltd.(a)	18,000	161,964
Takeda Pharmaceutical Co., Ltd.(a)	58,200	2,899,408
TDK Corp.(a)	8,600	550,320
Teijin, Ltd.(a)	58,000	197,492
Terumo Corp.(a)	23,400	724,643
THK Co., Ltd.(a)	10,000	185,187
Tobu Railway Co., Ltd.(a)	76,000	374,552
Toho Co., Ltd.(a)	7,200	199,074
Toho Gas Co., Ltd.(a)	32,000	206,492
Tohoku Electric Power Co., Inc.(a)	34,400	429,687
Tokio Marine Holdings, Inc.(a)	48,500	1,871,736
Tokyo Electric Power Co., Inc.(a)(b)	104,100	598,936
Tokyo Electron, Ltd.(a)	12,100	732,467
Tokyo Gas Co., Ltd.(a)	157,000	737,097
Tokyo Tatemono Co., Ltd.(a)	13,200	143,547
Tokyu Corp.(a)	87,000	686,936
Tokyu Fudosan Holdings Corp.(a)	29,400	184,122
TonenGeneral Sekiyu KK(a)	17,000	143,395
Toppan Printing Co., Ltd.(a)	43,000	395,837
Toray Industries, Inc.(a)	112,000	1,039,897
Toshiba Corp.(a)(b)	272,000	558,556
TOTO, Ltd.(a)	10,500	368,579
Toyo Seikan Group Holdings, Ltd.(a)	9,900	183,484
Toyo Suisan Kaisha, Ltd.(a)	7,000	243,765
Toyoda Gosei Co., Ltd.(a)	4,300	97,602
Toyota Industries Corp.(a)	12,700	678,548
Toyota Motor Corp.(a)	199,000	12,244,027
Toyota Tsusho Corp.(a)	14,000	327,227
Trend Micro, Inc.(a)(b)	8,000	324,347
Unicharm Corp.(a)	26,300	536,644
United Urban Investment Corp.(a)	224	303,840
USS Co., Ltd.(a)	18,700	280,749
West Japan Railway Co.(a)	11,400	787,347
Yahoo Japan Corp.(a)	109,200	443,518
Yakult Honsha Co., Ltd.(a)	6,700	327,657
Yamada Denki Co., Ltd.(a)	43,400	187,312

Yamaguchi Financial Group, Inc.(a)	14,000	165,723
Yamaha Corp.(a)	10,500	253,410
Yamaha Motor Co., Ltd.(a)	21,000	470,330
Yamato Holdings Co., Ltd.(a)	22,800	482,687
Yamazaki Baking Co., Ltd.(a)	7,000	157,270
Yaskawa Electric Corp.(a)	16,000	217,526
Yokogawa Electric Corp.(a)	15,300	183,844
Yokohama Rubber Co., Ltd.(a)	5,300	81,329

		207,259,223

Luxembourg – 0.2%
ArcelorMittal(a)	69,481	293,033
Millicom International Cellular SA(a)	3,914	224,875
RTL Group SA(a)	2,453	204,190
SES SA(a)	23,187	642,238
Tenaris SA(a)	38,001	449,797

		1,814,133

Macau – 0.0%(d)
MGM China Holdings, Ltd.(a)	98,400	122,297
Wynn Macau, Ltd.(a)	115,200	133,836

		256,133

Mexico – 0.0%(d)
Fresnillo PLC(a)	18,592	193,264

Netherlands – 3.1%
Aegon NV(a)	124,940	706,301
AerCap Holdings NV(b)	5,412	233,582
Akzo Nobel NV(a)	18,616	1,243,381
Altice NV Class A(a)(b)	25,291	363,213
Altice NV Class B(a)(b)	7,029	102,408
ASML Holding NV(a)	25,630	2,276,321
Boskalis Westminster(a)	6,244	254,601
Gemalto NV(a)	6,560	393,450
Heineken Holding NV(a)	7,114	547,457
Heineken NV(a)	16,515	1,406,774
ING Groep NV	283,885	3,839,384
Koninklijke Ahold NV(a)	62,993	1,328,188
Koninklijke DSM NV(a)	13,458	674,578
Koninklijke KPN NV(a)	227,989	861,980
Koninklijke Philips NV(a)	70,797	1,806,292
Koninklijke Vopak NV(a)	4,965	213,728
NN Group NV(a)	18,584	655,426
NXP Semiconductors NV(b)	9,495	799,954
OCI NV(a)(b)	6,946	171,436
Randstad Holding NV(a)	8,766	545,645
Royal Dutch Shell PLC Class A(a)	286,138	6,479,465
Royal Dutch Shell PLC Class B(a)	178,985	4,078,403
TNT Express NV(a)	25,716	217,437
Wolters Kluwer NV(a)	23,212	779,218

		29,978,622

New Zealand – 0.1%
Auckland International Airport, Ltd.(a)	76,813	301,632
Contact Energy, Ltd.(a)	45,646	147,881
Fletcher Building, Ltd.(a)	44,941	225,434
Meridian Energy, Ltd.(a)	91,140	148,771
Mighty River Power, Ltd.(a)	44,790	85,067

See accompanying notes to financial statements.

10

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
New Zealand – (continued)
Ryman Healthcare, Ltd.(a)	26,363	$153,144
Spark New Zealand, Ltd.(a)	144,751	326,240

		1,388,169

Norway – 0.5%
DNB ASA(a)	74,903	922,928
Gjensidige Forsikring ASA(a)	12,108	193,797
Norsk Hydro ASA(a)	92,895	345,312
Orkla ASA(a)	59,646	470,558
Schibsted ASA Class A(a)	4,606	151,435
Schibsted ASA Class B(b)	5,428	172,995
Statoil ASA(a)	84,121	1,173,255
Telenor ASA(a)	54,734	912,368
Yara International ASA(a)	12,232	526,095

		4,868,743

Portugal – 0.1%
Banco Comercial Portugues SA(a)(b)	3,035,422	160,787
EDP – Energias de Portugal SA(a)	182,111	655,936
Galp Energia SGPS SA(a)	26,628	310,585
Jeronimo Martins SGPS SA(a)	19,462	253,142

		1,380,450

Singapore – 1.1%
Ascendas Real Estate Investment Trust(a)	132,000	211,439
CapitaLand Commercial Trust, Ltd.(a)	106,000	100,517
CapitaLand Mall Trust(a)	143,000	193,933
CapitaLand, Ltd.(a)	176,000	413,467
City Developments, Ltd.(a)	29,000	155,926
ComfortDelGro Corp., Ltd.(a)	165,000	353,123
DBS Group Holdings, Ltd.(a)	131,000	1,534,443
Genting Singapore PLC(a)	371,000	200,077
Global Logistic Properties, Ltd.(a)	207,000	312,438
Golden Agri-Resources, Ltd.(a)	331,000	79,022
Hutchison Port Holdings Trust(a)	388,000	205,027
Jardine Cycle & Carriage, Ltd.(a)	8,333	203,611
Keppel Corp., Ltd.(a)	97,000	442,879
Oversea-Chinese Banking Corp., Ltd.(a)	227,839	1,407,852
Sembcorp Industries, Ltd.(a)	63,000	134,968
Sembcorp Marine, Ltd.(a)	47,000	57,800
Singapore Airlines, Ltd.(a)	38,000	299,262
Singapore Exchange, Ltd.(a)	66,000	356,767
Singapore Press Holdings, Ltd.(a)	120,000	332,439
Singapore Technologies Engineering, Ltd.(a)	135,000	285,224
Singapore Telecommunications, Ltd.(a)	570,000	1,468,833
StarHub, Ltd.(a)	32,000	83,232
Suntec Real Estate Investment Trust(a)	155,000	168,716
United Overseas Bank, Ltd.(a)	97,000	1,336,613

UOL Group, Ltd.(a)	42,000	183,974
Wilmar International, Ltd.(a)	141,000	290,776

		10,812,358

South Africa – 0.1%
Investec PLC(a)	41,649	293,607
Mondi PLC(a)	24,518	480,473

		774,080

Spain – 2.9%
Abertis Infraestructuras SA(a)	40,830	638,292
ACS Actividades de Construccion y Servicios SA(a)	15,255	446,138
Aena SA(a)(b)(e)	4,642	531,332
Amadeus IT Holding SA Class A(a)	32,838	1,446,723
Banco Bilbao Vizcaya Argentaria SA(a)	468,147	3,419,233
Banco de Sabadell SA(a)	358,912	635,833
Banco Popular Espanol SA(a)	137,744	453,662
Banco Santander SA(a)	1,057,149	5,198,354
Bankia SA(a)	306,268	356,262
Bankinter SA(a)	44,415	314,830
CaixaBank SA(a)	204,017	709,810
Distribuidora Internacional de Alimentacion SA(a)(b)	43,653	257,363
Enagas SA(a)	15,780	444,937
Endesa SA(a)	21,548	432,712
Ferrovial SA(a)	31,250	706,371
Gas Natural SDG SA(a)	25,335	516,423
Grifols SA(a)	10,597	489,609
Iberdrola SA(a)	396,913	2,812,539
Industria de Diseno Textil SA(a)	80,373	2,760,000
Mapfre SA(a)	72,082	180,358
Red Electrica Corp. SA(a)	8,381	699,772
Repsol SA(a)	73,333	807,008
Telefonica SA(a)	330,786	3,668,195
Zardoya Otis SA(a)	11,521	134,687

		28,060,443

Sweden – 2.7%
Alfa Laval AB(a)	19,373	354,129
Assa Abloy AB Class B(a)	74,791	1,567,593
Atlas Copco AB Class A(a)	50,504	1,240,194
Atlas Copco AB Class B(a)	28,998	667,533
Boliden AB(a)	20,076	336,790
Electrolux AB Series B(a)	19,423	469,230
Getinge AB Class B(a)	14,678	384,989
Hennes & Mauritz AB Class B(a)	70,096	2,496,543
Hexagon AB Class B(a)	20,045	742,475
Husqvarna AB Class B(a)	25,996	171,779
ICA Gruppen AB(a)	4,915	178,724
Industrivarden AB Class C(a)	9,677	165,767
Investment AB Kinnevik Class B(a)	18,531	571,513
Investor AB Class B(a)	34,235	1,259,761
Lundin Petroleum AB(a)(b)	13,540	195,625
Nordea Bank AB(a)	224,339	2,464,560
Sandvik AB(a)	77,636	677,624
Securitas AB Class B(a)	21,664	331,689

See accompanying notes to financial statements.

11

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
Sweden – (continued)
Skandinaviska Enskilda Banken AB Class A(a)	114,436	$1,205,014
Skanska AB Class B(a)	26,859	521,563
SKF AB Class B(a)	31,619	511,345
Svenska Cellulosa AB SCA Class B(a)	44,259	1,284,281
Svenska Handelsbanken AB Class A(a)	111,947	1,488,735
Swedbank AB Class A(a)	67,700	1,492,914
Swedish Match AB(a)	14,340	507,390
Tele2 AB Class B(a)	21,448	214,165
Telefonaktiebolaget LM Ericsson Class B(a)	226,767	2,189,142
TeliaSonera AB(a)	189,269	941,098
Volvo AB Class B(a)	117,271	1,088,801

		25,720,966

Switzerland – 9.2%
ABB, Ltd.(a)(b)	161,950	2,892,152
Actelion, Ltd.(a)(b)	7,772	1,080,516
Adecco SA(a)(b)	12,151	832,146
Aryzta AG(a)(b)	5,874	297,337
Baloise Holding AG(a)	3,741	474,412
Barry Callebaut AG(a)(b)	155	168,465
Chocoladefabriken Lindt & Spruengli AG(a)(b)(c)	78	487,379
Chocoladefabriken Lindt & Spruengli AG(b)(c)	7	521,818
Cie Financiere Richemont SA(a)	38,470	2,755,061
Coca-Cola HBC AG(a)(b)	16,525	351,839
Credit Suisse Group AG(a)(b)	132,299	2,851,689
Dufry AG(a)(b)	2,979	354,661
EMS-Chemie Holding AG(a)	646	284,473
Galenica AG(a)	294	460,253
Geberit AG(a)	2,683	909,283
Givaudan SA(a)(b)	694	1,260,338
Glencore PLC(a)	922,670	1,222,405
Julius Baer Group, Ltd.(a)(b)	15,463	748,504
Kuehne + Nagel International AG(a)	3,914	536,536
LafargeHolcim, Ltd.(a)(b)(c)	4,070	205,795
LafargeHolcim, Ltd.(a)(b)(c)	27,604	1,383,094
Lonza Group AG(a)(b)	3,793	617,244
Nestle SA(a)	233,359	17,333,843
Novartis AG(a)	166,630	14,341,982
Pargesa Holding SA(a)	1,554	98,234
Partners Group Holding AG(a)	1,283	461,687
Roche Holding AG(a)	51,537	14,289,895
Schindler Holding AG(a)(c)	3,473	581,377
Schindler Holding AG(a)(c)	1,633	275,552
SGS SA(a)	421	800,590
Sika AG(a)	157	567,706
Sonova Holding AG(a)	3,955	502,798
STMicroelectronics NV(a)	47,355	316,899
Sulzer AG(a)	1,526	143,520
Swatch Group AG(a)(c)	2,269	788,416
Swatch Group AG(a)(c)	4,293	290,083
Swiss Life Holding AG(a)(b)	2,297	619,067
Swiss Prime Site AG(a)(b)	4,345	339,534
Swiss Re AG(a)	25,979	2,538,794

Swisscom AG(a)	1,886	944,328
Syngenta AG(a)	6,855	2,684,676
UBS Group AG(a)	267,406	5,190,642
Wolseley PLC(a)	19,798	1,075,068
Zurich Insurance Group AG(a)(b)	11,079	2,847,899

		87,727,990

United Kingdom – 17.0%
3i Group PLC(a)	69,532	492,451
Aberdeen Asset Management PLC(a)	71,850	306,107
Admiral Group PLC(a)	14,933	364,823
Aggreko PLC(a)	15,764	212,167
Amec Foster Wheeler PLC(a)	35,323	222,937
Anglo American PLC(a)	98,150	430,517
ARM Holdings PLC(a)	100,418	1,530,262
Ashtead Group PLC(a)	35,335	581,419
Associated British Foods PLC(a)	26,911	1,323,943
AstraZeneca PLC(a)	92,312	6,234,159
Auto Trader Group PLC(a)(b)(e)	61,388	400,159
Aviva PLC(a)	299,200	2,270,607
Babcock International Group PLC(a)	19,250	288,020
BAE Systems PLC(a)	225,721	1,661,535
Barclays PLC(a)	1,230,204	3,958,936
Barratt Developments PLC(a)	73,923	681,041
BG Group PLC(a)	250,945	3,636,918
BP PLC(a)	1,334,899	6,935,632
British American Tobacco PLC(a)	135,978	7,549,865
British Land Co. PLC(a)	69,138	799,824
BT Group PLC(a)	613,405	4,258,356
Bunzl PLC(a)	23,878	662,344
Burberry Group PLC(a)	34,726	610,846
Capita PLC(a)	46,758	831,773
Centrica PLC(a)	380,381	1,221,145
CNH Industrial NV(a)	69,290	474,366
Cobham PLC(a)	75,167	313,824
Compass Group PLC(a)	122,061	2,114,668
Croda International PLC(a)	10,381	465,025
Diageo PLC(a)	184,029	5,024,394
Direct Line Insurance Group PLC(a)	107,728	645,602
Dixons Carphone PLC(a)	77,516	570,331
easyJet PLC(a)	11,298	289,701
Fiat Chrysler Automobiles NV(a)(b)	68,822	955,394
G4S PLC(a)	126,057	418,649
GKN PLC(a)	117,556	533,345
GlaxoSmithKline PLC(a)	355,091	7,169,899
Hammerson PLC(a)	55,650	491,866
Hargreaves Lansdown PLC(a)	18,344	407,165
HSBC Holdings PLC(a)	1,436,037	11,334,072
ICAP PLC(a)	44,082	330,816
IMI PLC(a)	23,193	294,242
Imperial Tobacco Group PLC(a)	70,246	3,709,472
Inmarsat PLC(a)	31,781	532,682
InterContinental Hotels Group PLC(a)	17,538	683,467
International Consolidated Airlines Group SA(a)	63,912	572,618
Intertek Group PLC(a)	11,493	470,043

See accompanying notes to financial statements.

12

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Security Description	Shares	Value

COMMON STOCKS – (continued)
United Kingdom – (continued)
Intu Properties PLC(a)	70,346	$328,584
ITV PLC(a)	269,835	1,098,369
J Sainsbury PLC(a)	87,286	332,335
Johnson Matthey PLC(a)	16,076	628,731
Kingfisher PLC(a)	163,877	793,574
Land Securities Group PLC(a)	59,866	1,037,567
Legal & General Group PLC(a)	442,340	1,745,075
Lloyds Banking Group PLC(a)	4,181,759	4,498,630
London Stock Exchange Group PLC(a)	22,295	901,829
Marks & Spencer Group PLC(a)	115,725	770,363
Meggitt PLC(a)	54,476	300,715
Melrose Industries PLC(a)	69,730	298,623
Merlin Entertainments PLC(a)(e)	47,277	316,930
National Grid PLC(a)	274,656	3,787,168
Next PLC(a)	10,939	1,174,291
Old Mutual PLC(a)	353,168	928,876
Pearson PLC(a)	58,611	633,482
Persimmon PLC(a)(b)	22,768	679,107
Petrofac, Ltd.(a)	15,783	185,092
Provident Financial PLC(a)	10,443	517,686
Prudential PLC(a)	188,415	4,244,030
Randgold Resources, Ltd.(a)	6,190	381,268
Reckitt Benckiser Group PLC(a)	46,879	4,336,656
RELX NV(a)	74,808	1,259,417
RELX PLC(a)	83,529	1,472,810
Rexam PLC(a)	53,783	479,620
Rio Tinto PLC(a)	92,476	2,691,915
Rio Tinto, Ltd.(a)	29,932	966,459
Rolls-Royce Holdings PLC(a)(b)	138,493	1,172,855
Royal Bank of Scotland Group PLC(a)(b)	244,753	1,087,721
Royal Mail PLC(a)	60,998	399,448
RSA Insurance Group PLC(a)	75,377	472,996
SABMiller PLC(a)	71,112	4,253,338
Sage Group PLC(a)	79,789	708,786
Schroders PLC(a)	8,489	371,734
Segro PLC(a)	50,517	319,630
Severn Trent PLC(a)	15,855	506,727
Sky PLC(a)	77,574	1,271,392
Smith & Nephew PLC(a)	67,925	1,210,318
Smiths Group PLC(a)	26,610	367,912
Sports Direct International PLC(a)(b)	14,393	122,288
SSE PLC(a)	70,952	1,592,814
St James’s Place PLC(a)	37,005	548,364
Standard Chartered PLC(a)	249,887	2,072,929
Standard Life PLC(a)	140,799	806,123
Tate & Lyle PLC(a)	32,672	287,727
Taylor Wimpey PLC(a)	240,666	719,291
Tesco PLC(a)(b)	610,282	1,340,684
Travis Perkins PLC(a)	17,103	496,065
Unilever NV	119,154	5,191,071
Unilever PLC(a)	94,117	4,036,059
United Utilities Group PLC(a)	53,003	729,666
Vodafone Group PLC(a)	1,938,989	6,286,410
Weir Group PLC(a)	18,709	274,757
Whitbread PLC(a)	14,000	907,246
William Hill PLC(a)	60,611	353,659

Wm Morrison Supermarkets PLC(a)	181,769	395,972
WPP PLC(a)	95,871	2,204,754

		162,565,365

United States – 0.2%
Carnival PLC(a)	13,104	746,332
Mobileye NV(b)	4,950	209,286
QIAGEN NV(a)(b)	17,799	482,227
Taro Pharmaceutical Industries, Ltd.(b)	457	70,629
Transocean, Ltd.(a)	23,107	289,022

		1,797,496

TOTAL COMMON STOCKS (Cost $940,846,686)		896,528,487

RIGHTS – 0.0%(d)
Italy – 0.0%(d)
UBI Banca (expiring 1/12/16)(b)	48,215	2,333

Singapore – 0.0%(d)
Ascendas Real Estate Investment Trust (expiring 1/13/16)(b)	4,950	216

Spain – 0.0%(d)
Repsol SA (expiring 1/14/16)(b)	73,333	36,565

TOTAL RIGHTS (Cost $37,059)		39,114

SHORT-TERM INVESTMENT – 3.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23%(f)(g) (Cost $30,478,470)	30,478,470	30,478,470

TOTAL INVESTMENTS – 96.7% (Cost $971,362,215)		927,046,071
Other Assets in Excess of Liabilities – 3.3%		31,497,603

NET ASSETS – 100.0%		$958,543,674

(a)

Security is fair valued at year end by applying factors provided by independent third party in accordance with Fund’s valuation policy and procedures. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.Total market value of such securities represent $882,052,172 and 92.0% of net assets of the Fund at December 31, 2015.

(b)	Non-income producing security

(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(d)	Amount shown represents less than 0.05% of net assets.

(e)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. Securities, which represent 0.2% of net assets as of December 31, 2015, securities considered liquid based upon procedures approved by the Board of Trustees and may be resold in

See accompanying notes to financial statements.

13

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

transactions exempt from registration, normally to qualified institutional buyers.

(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 4).

(g)	The rate shown is the annualized seven-day yield at December 31, 2015.

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

14

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

At December 31, 2015, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	113,743,938	JPY	13,682,485,805	01/06/2016	$203
BNP Paribas SA	AUD	484,000	USD	352,825	01/06/2016	708
BNP Paribas SA	ILS	2,075,000	USD	536,511	01/06/2016	3,231
BNP Paribas SA	GBP	719,000	USD	1,063,707	01/06/2016	3,969
BNP Paribas SA	EUR	1,572,000	USD	1,715,643	01/06/2016	7,937
BNP Paribas SA	JPY	11,056,855,805	USD	89,807,345	01/06/2016	(2,109,619)
BNP Paribas SA	NZD	179,000	USD	117,652	01/07/2016	(4,883)
BNP Paribas SA	JPY	13,682,485,805	USD	113,803,824	02/03/2016	(9,388)
Bank of America	USD	28,361,445	HKD	219,804,035	01/06/2016	63
Bank of America	USD	16,891,873	DKK	116,039,566	01/06/2016	(84)
Bank of America	USD	4,809,368	NOK	42,569,520	01/06/2016	(25)
Bank of America	ILS	377,000	USD	96,741	01/06/2016	(149)
Bank of America	SGD	261,000	USD	185,798	01/06/2016	1,827
Bank of America	AUD	385,000	USD	278,478	01/06/2016	(1,616)
Bank of America	CHF	402,000	USD	405,459	01/06/2016	3,844
Bank of America	HKD	3,494,000	USD	450,700	01/06/2016	(134)
Bank of America	GBP	562,000	USD	843,354	01/06/2016	15,019
Bank of America	AUD	1,347,000	USD	973,485	01/06/2016	(6,479)
Bank of America	JPY	435,083,000	USD	3,600,333	01/06/2016	(16,564)
Bank of America	NOK	36,364,520	USD	4,186,615	01/06/2016	78,290
Bank of America	DKK	91,192,566	USD	12,930,347	01/06/2016	(344,483)
Bank of America	HKD	191,145,035	USD	24,660,853	01/06/2016	(2,759)
Bank of America	SEK	1,066,000	USD	125,388	01/07/2016	(1,063)
Bank of America	USD	10,276,888	JPY	1,235,360,000	02/03/2016	(956)
Bank of America	HKD	2,338,000	USD	301,733	02/03/2016	(24)
Bank of America	AUD	2,795,000	USD	2,030,445	02/03/2016	(183)
Bank of America	NOK	42,569,520	USD	4,807,915	02/03/2016	(50)
Bank of America	DKK	116,039,566	USD	16,904,300	02/03/2016	(509)
Bank of America	HKD	219,804,035	USD	28,368,583	02/03/2016	(708)
Bank of America	NZD	300,000	USD	204,990	02/04/2016	(18)
Bank of Montreal	USD	113,747,248	JPY	13,682,485,805	01/06/2016	(3,107)
Bank of Montreal	USD	11,185,493	SGD	15,868,299	01/06/2016	(428)
Bank of Montreal	HKD	690,000	USD	89,039	01/06/2016	8
Bank of Montreal	DKK	736,000	USD	108,275	01/06/2016	1,136
Bank of Montreal	SGD	186,000	USD	131,558	01/06/2016	453
Bank of Montreal	NOK	1,559,000	USD	178,620	01/06/2016	2,490
Bank of Montreal	HKD	1,377,000	USD	177,661	01/06/2016	(14)
Bank of Montreal	HKD	2,493,000	USD	321,690	01/06/2016	16
Bank of Montreal	AUD	530,000	USD	384,112	01/06/2016	(1,471)
Bank of Montreal	NOK	3,665,000	USD	421,945	01/06/2016	7,887
Bank of Montreal	CHF	563,000	USD	569,982	01/06/2016	7,521
Bank of Montreal	DKK	3,921,000	USD	571,882	01/06/2016	1,105
Bank of Montreal	AUD	961,000	USD	702,092	01/06/2016	2,949

See accompanying notes to financial statements.

15

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	GBP	788,000	USD	1,172,512	01/06/2016	$11,076
Bank of Montreal	DKK	9,484,000	USD	1,344,532	01/06/2016	(36,046)
Bank of Montreal	JPY	171,443,000	USD	1,425,010	01/06/2016	(216)
Bank of Montreal	EUR	1,724,000	USD	1,892,538	01/06/2016	19,710
Bank of Montreal	JPY	310,401,000	USD	2,517,439	01/06/2016	(62,962)
Bank of Montreal	GBP	1,923,000	USD	2,894,952	01/06/2016	60,633
Bank of Montreal	CHF	3,001,000	USD	3,023,242	01/06/2016	25,116
Bank of Montreal	GBP	4,196,000	USD	6,240,862	01/06/2016	56,359
Bank of Montreal	EUR	9,175,000	USD	9,986,602	01/06/2016	19,551
Bank of Montreal	SGD	14,157,299	USD	10,034,589	01/06/2016	55,554
Bank of Montreal	JPY	11,056,855,805	USD	89,798,228	01/06/2016	(2,118,737)
Bank of Montreal	USD	28,201,730	SEK	237,733,531	01/07/2016	(1,266)
Bank of Montreal	SEK	1,494,000	USD	178,322	01/07/2016	1,101
Bank of Montreal	SEK	7,952,000	USD	940,611	01/07/2016	(2,672)
Bank of Montreal	SEK	8,074,000	USD	926,977	01/07/2016	(30,779)
Bank of Montreal	SEK	195,168,531	USD	22,408,181	01/07/2016	(743,131)
Bank of Montreal	SGD	15,868,299	USD	11,171,633	02/03/2016	(2,780)
Bank of Montreal	SEK	237,733,531	USD	28,220,309	02/03/2016	(2,513)
Bank of Montreal	JPY	13,682,485,805	USD	113,803,067	02/03/2016	(10,145)
Citibank N.A.	USD	61,641,520	AUD	84,728,050	01/06/2016	(534)
Citibank N.A.	HKD	1,256,000	USD	162,063	01/06/2016	–
Citibank N.A.	JPY	156,382,000	USD	1,297,938	01/06/2016	(2,085)
Citibank N.A.	EUR	1,230,000	USD	1,339,405	01/06/2016	3,222
Citibank N.A.	EUR	1,860,000	USD	2,012,410	01/06/2016	(8,158)
Citibank N.A.	AUD	71,816,050	USD	51,938,445	01/06/2016	(308,859)
Citibank N.A.	AUD	84,728,050	USD	61,550,692	02/03/2016	(6,065)
Deutsche Bank AG	DKK	788,000	USD	115,415	01/06/2016	706
Deutsche Bank AG	HKD	1,473,000	USD	190,024	01/06/2016	(39)
Deutsche Bank AG	AUD	567,000	USD	407,109	01/06/2016	(5,393)
Deutsche Bank AG	CHF	514,000	USD	517,705	01/06/2016	4,197
Deutsche Bank AG	CHF	603,000	USD	608,396	01/06/2016	5,973
Deutsche Bank AG	GBP	843,000	USD	1,254,873	01/06/2016	12,371
Deutsche Bank AG	JPY	183,422,000	USD	1,516,356	01/06/2016	(8,453)
Deutsche Bank AG	EUR	1,844,000	USD	2,015,256	01/06/2016	12,069
Deutsche Bank AG	SEK	1,362,000	USD	162,435	01/07/2016	871
Deutsche Bank AG	SEK	1,598,000	USD	188,247	01/07/2016	(1,311)
Goldman Sachs Capital Markets L.P.	SGD	125,000	USD	88,642	01/06/2016	533
Goldman Sachs Capital Markets L.P.	HKD	1,679,000	USD	216,649	01/06/2016	6
Goldman Sachs Capital Markets L.P.	CHF	282,000	USD	282,914	01/06/2016	1,184
Goldman Sachs Capital Markets L.P.	CHF	345,000	USD	335,453	01/06/2016	(9,217)
Goldman Sachs Capital Markets L.P.	AUD	647,000	USD	463,673	01/06/2016	(7,029)
Goldman Sachs Capital Markets L.P.	GBP	395,000	USD	596,656	01/06/2016	14,464
Goldman Sachs Capital Markets L.P.	GBP	489,000	USD	736,060	01/06/2016	15,321
Goldman Sachs Capital Markets L.P.	EUR	1,040,000	USD	1,102,527	01/06/2016	(27,253)
Goldman Sachs Capital Markets L.P.	JPY	209,038,000	USD	1,720,316	01/06/2016	(17,442)

See accompanying notes to financial statements.

16

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets L.P.	EUR	10,434,000	USD	11,031,639	01/06/2016	$(303,099)
Goldman Sachs Capital Markets L.P.	SEK	906,000	USD	103,841	01/07/2016	(3,631)
HSBC Bank USA	USD	5,741,948	ILS	22,341,174	01/06/2016	(213)
HSBC Bank USA	ILS	18,246,174	USD	4,717,712	01/06/2016	28,401
HSBC Bank USA	ILS	22,341,174	USD	5,743,232	02/03/2016	(984)
JP Morgan Chase Bank, N.A.	USD	89,924,402	CHF	90,008,571	01/06/2016	(2,028)
JP Morgan Chase Bank, N.A.	AUD	266,000	USD	194,948	01/06/2016	1,429
JP Morgan Chase Bank, N.A.	AUD	333,000	USD	238,961	01/06/2016	(3,301)
JP Morgan Chase Bank, N.A.	CHF	74,348,571	USD	72,522,809	01/06/2016	(1,754,562)
JP Morgan Chase Bank, N.A.	CHF	90,008,571	USD	90,016,943	02/03/2016	(15,187)
Morgan Stanley Bank, N.A.	SGD	345,000	USD	244,819	01/06/2016	1,639
Morgan Stanley Bank, N.A.	HKD	4,615,000	USD	595,378	01/06/2016	(99)
Morgan Stanley Bank, N.A.	JPY	85,983,000	USD	698,751	01/06/2016	(16,036)
Morgan Stanley Bank, N.A.	AUD	1,779,000	USD	1,300,216	01/06/2016	5,966
Morgan Stanley Bank, N.A.	CHF	2,361,000	USD	2,303,100	01/06/2016	(55,639)
Morgan Stanley Bank, N.A.	JPY	574,556,000	USD	4,682,084	01/06/2016	(94,269)
Royal Bank of Canada	USD	149,464,383	EUR	137,586,157	01/06/2016	(804)
Royal Bank of Canada	ILS	354,000	USD	91,815	01/06/2016	836
Royal Bank of Canada	DKK	1,334,000	USD	189,376	01/06/2016	(4,813)
Royal Bank of Canada	ILS	791,000	USD	203,424	01/06/2016	135
Royal Bank of Canada	DKK	1,755,000	USD	259,636	01/06/2016	4,162
Royal Bank of Canada	DKK	1,869,000	USD	274,794	01/06/2016	2,725
Royal Bank of Canada	SGD	549,000	USD	390,408	01/06/2016	3,435
Royal Bank of Canada	HKD	7,329,000	USD	945,743	01/06/2016	76
Royal Bank of Canada	CHF	1,021,000	USD	994,766	01/06/2016	(25,256)
Royal Bank of Canada	CHF	1,343,000	USD	1,370,212	01/06/2016	28,499
Royal Bank of Canada	CHF	1,431,000	USD	1,449,325	01/06/2016	19,696
Royal Bank of Canada	AUD	2,825,000	USD	2,040,817	01/06/2016	(14,415)
Royal Bank of Canada	GBP	1,427,000	USD	2,133,092	01/06/2016	29,831
Royal Bank of Canada	GBP	1,878,000	USD	2,839,731	01/06/2016	71,739
Royal Bank of Canada	GBP	2,000,000	USD	2,965,638	01/06/2016	17,829
Royal Bank of Canada	EUR	3,121,000	USD	3,303,535	01/06/2016	(86,892)
Royal Bank of Canada	EUR	4,106,000	USD	4,531,320	01/06/2016	70,861
Royal Bank of Canada	EUR	4,375,000	USD	4,801,147	01/06/2016	48,466
Royal Bank of Canada	JPY	912,489,000	USD	7,544,062	01/06/2016	(41,568)
Royal Bank of Canada	EUR	112,040,657	USD	118,467,309	01/06/2016	(3,245,499)
Royal Bank of Canada	SEK	2,705,000	USD	311,509	01/07/2016	(9,364)
Royal Bank of Canada	SEK	3,559,000	USD	420,205	01/07/2016	(1,971)
Royal Bank of Canada	SEK	3,791,000	USD	450,224	01/07/2016	527
Royal Bank of Canada	USD	16,361,592	EUR	15,050,000	02/03/2016	(1,089)
Royal Bank of Canada	USD	4,901,462	GBP	3,325,000	02/03/2016	(340)
Royal Bank of Canada	USD	2,704,009	CHF	2,703,000	02/03/2016	(301)
Royal Bank of Canada	USD	1,646,429	SEK	13,867,000	02/03/2016	(191)
Royal Bank of Canada	NOK	2,671,000	USD	301,640	02/03/2016	(33)
Royal Bank of Canada	SGD	622,000	USD	437,886	02/03/2016	(125)

See accompanying notes to financial statements.

17

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Royal Bank of Canada	DKK	4,934,000	USD	718,696	02/03/2016	$(96)
Royal Bank of Canada	ILS	5,336,000	USD	1,371,323	02/03/2016	(635)
Royal Bank of Canada	EUR	137,586,157	USD	149,560,968	02/03/2016	(5,731)
Societe Generale	NOK	981,000	USD	113,416	01/06/2016	2,586
Societe Generale	DKK	795,000	USD	115,265	01/06/2016	(462)
Societe Generale	HKD	982,000	USD	126,706	01/06/2016	(2)
Societe Generale	ILS	498,000	USD	128,582	01/06/2016	594
Societe Generale	DKK	898,000	USD	131,452	01/06/2016	731
Societe Generale	HKD	1,486,000	USD	191,692	01/06/2016	(48)
Societe Generale	AUD	378,000	USD	272,190	01/06/2016	(2,811)
Societe Generale	DKK	2,469,000	USD	351,912	01/06/2016	(7,498)
Societe Generale	AUD	572,000	USD	406,690	01/06/2016	(9,449)
Societe Generale	CHF	608,000	USD	610,448	01/06/2016	3,030
Societe Generale	CHF	687,000	USD	693,519	01/06/2016	7,177
Societe Generale	EUR	864,000	USD	939,950	01/06/2016	1,363
Societe Generale	JPY	122,338,000	USD	995,638	01/06/2016	(21,373)
Societe Generale	GBP	850,000	USD	1,265,319	01/06/2016	12,500
Societe Generale	GBP	961,000	USD	1,445,978	01/06/2016	29,556
Societe Generale	CHF	1,889,000	USD	1,838,980	01/06/2016	(48,211)
Societe Generale	EUR	2,102,000	USD	2,296,540	01/06/2016	13,080
Societe Generale	GBP	2,642,000	USD	3,981,890	01/06/2016	87,835
Societe Generale	EUR	5,777,000	USD	6,139,045	01/06/2016	(136,667)
Societe Generale	SEK	1,612,000	USD	188,184	01/07/2016	(3,035)
Societe Generale	SEK	1,821,000	USD	214,422	01/07/2016	(1,589)
Societe Generale	SEK	5,007,000	USD	576,518	01/07/2016	(17,423)
Standard Chartered Bank	USD	92,732,502	GBP	62,915,773	01/06/2016	(663)
Standard Chartered Bank	USD	499,715	HKD	3,873,000	01/06/2016	21
Standard Chartered Bank	HKD	887,000	USD	114,462	01/06/2016	12
Standard Chartered Bank	JPY	102,685,000	USD	836,906	01/06/2016	(16,727)
Standard Chartered Bank	JPY	185,003,000	USD	1,507,623	01/06/2016	(30,330)
Standard Chartered Bank	JPY	1,208,338,000	USD	9,813,900	01/06/2016	(231,158)
Standard Chartered Bank	GBP	52,652,774	USD	79,271,384	01/06/2016	1,666,225
Standard Chartered Bank	GBP	62,915,773	USD	92,736,277	02/03/2016	(2,947)
Toronto Dominion Bank	USD	92,732,125	GBP	62,915,774	01/06/2016	(286)
Toronto Dominion Bank	GBP	52,652,773	USD	79,270,751	01/06/2016	1,665,594
Toronto Dominion Bank	USD	1,240,137	NZD	1,811,581	01/07/2016	(10)
Toronto Dominion Bank	NZD	1,632,581	USD	1,073,112	01/07/2016	(44,481)
Toronto Dominion Bank	GBP	62,915,774	USD	92,736,152	02/03/2016	(3,073)
Toronto Dominion Bank	NZD	1,811,581	USD	1,237,925	02/04/2016	(38)
Westpac Banking Corp.	USD	149,463,970	EUR	137,586,157	01/06/2016	(391)
Westpac Banking Corp.	DKK	798,000	USD	116,355	01/06/2016	191
Westpac Banking Corp.	SGD	245,000	USD	173,750	01/06/2016	1,057
Westpac Banking Corp.	HKD	1,491,000	USD	192,380	01/06/2016	(5)
Westpac Banking Corp.	AUD	574,000	USD	413,930	01/06/2016	(3,664)
Westpac Banking Corp.	HKD	3,280,000	USD	423,202	01/06/2016	(19)
Westpac Banking Corp.	CHF	610,000	USD	613,985	01/06/2016	4,570

See accompanying notes to financial statements.

18

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Schedule of Investments — (continued)

December 31, 2015

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	AUD	1,264,000	USD	914,043	01/06/2016	$(5,537)
Westpac Banking Corp.	GBP	853,000	USD	1,268,246	01/06/2016	11,005
Westpac Banking Corp.	JPY	185,690,000	USD	1,535,563	01/06/2016	(8,100)
Westpac Banking Corp.	EUR	1,867,000	USD	2,031,231	01/06/2016	3,058
Westpac Banking Corp.	JPY	408,409,000	USD	3,386,757	01/06/2016	(8,396)
Westpac Banking Corp.	EUR	112,040,657	USD	118,466,189	01/06/2016	(3,246,620)
Westpac Banking Corp.	SEK	1,618,000	USD	191,093	01/07/2016	(838)
Westpac Banking Corp.	EUR	137,586,157	USD	149,563,032	02/03/2016	(3,667)

						$(11,156,378)

At December 31, 2015, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE (long)	03/18/2016	323	$27,425,930	$54,909
Total				$54,909

Abbreviations:

AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound
HKD	– Hong Kong Dollar
ILS	– Israeli New Shekel
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– U.S. Dollar

The following table summarizes the calue if the Fund’s investments according to the fair value hierarchy as of December 31, 2015:

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks	$14,428,706	$882,099,781	$–	$896,528,487
Rights	36,565	2,549	–	39,114
Short-Term Investment	30,478,470	–	–	30,478,470
Other Financial Instruments:
Futures Contracts	54,909	–	–	54,909
Forward Foreign Currency Contracts	–	4,305,110	–	4,305,110

Total Investments	$44,998,650	$886,407,440	$–	$931,406,090

Liabilities:
Other Financial Instruments*:
Forward Foreign Currency Contracts	$–	$(15,461,488)	$–	$(15,461,488)

Total Investments and Other Financial Instruments	$44,998,650	$870,945,952	$–	$915,944,602

*	Other financial instruments are derivative instruments not reflected in the schedule of investments such as futures and forward foreign currency contracts.

See accompanying notes to financial statements.

19

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Statement of Assets and Liabilities

December 31, 2015

Assets
Investments in securities of unaffiliated issuers, at value (Note 2)	$896,567,601
Investments in securities of affiliated issuers, at value (Notes 2 and 4)	30,478,470

Total Investments	927,046,071

Cash	87,652
Cash held at broker for futures contracts	1,065,900
Foreign currency, at value	1,780,659
Receivable for investments sold	13,510
Receivable for fund shares sold	45,674,243
Dividends receivable from unaffiliated issuers	760,459
Dividends receivable from affiliated funds	4,389
Receivable for foreign taxes recoverable	167,139
Unrealized appreciation on forward currency contracts	4,305,110
Receivable from broker – variation margin receivable for open futures contracts	338,025
Receivable from Adviser (Note 4)	54,829
Prepaid Expenses	2,912

Total assets	981,300,898

Liabilities
Payable for investments purchased	$4,823,350
Payable for fund shares repurchased	2,071,793
Unrealized depreciation on forward currency contracts	15,461,488
Advisory fees payable (Note 4)	100,944
Custodian fees payable (Note 4)	121,716
Registration and filing fees payable	100,321
Administration fees payable (Note 4)	40,892
Professional fees payable	25,535
Transfer agent fees payable	1,521
Printing fees payable	7,911
Accrued expenses and other liabilities	1,753

Total liabilities	22,757,224

Net Assets	$958,543,674

Net Assets Consist of:
Paid-in capital	$994,240,177
Distributions in excess of net investment income	(77,503)
Accumulated net realized gain	19,817,806
Net unrealized appreciation (depreciation) on:
Investments	(44,316,144)
Futures contracts	54,909
Foreign currency transactions	(11,175,571)

Net Assets	$958,543,674

Class K
Net Assets	$958,543,674
Shares of beneficial interest outstanding	106,448,520

Offering, net asset value, and redemption price per share	$9.00

Investments in securities of unaffiliated issuers, at cost	$940,883,745

Investments in securities of affiliated issuers, at cost	$30,478,470

Foreign currency, at cost	$1,791,371

See accompanying notes to financial statements.

20

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Statement of Operations

Period Ended December 31, 2015*

Income
Dividend income	$6,061,320
Interest income	15,633
Foreign taxes withheld	(380,049)

5,696,904

Expenses
Advisory fees (Note 4)	442,375
Administration fees (Note 4)	157,991
Custodian and accounting fees (Note 4)	435,708
Trustees’ fees and expenses (Note 5)	7,528
Registration and filing fees	100,659
Professional fees	27,974
Transfer agent fees (Note 4)	7,182
Printing fees	20,860
Insurance fees	3,640
Miscellaneous expenses	8,771

Total expenses	1,212,688

Less: Expenses waived/reimbursed by the Adviser (Note 4)	(567,455)

Net expenses	645,233

Net Investment Income	$5,051,671

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(622,444)
Foreign currency transactions	27,330,456
Futures contracts	(3,900,965)
Swap contracts	(382)

Net realized gain (loss)	22,806,665

Change in unrealized appreciation (depreciation) on:
Investments	(44,316,144)
Forwards and foreign currency transactions	(11,175,571)
Futures contracts	54,909

Net change in unrealized appreciation (depreciation)	(55,436,806)

Net realized and unrealized loss	(32,630,141)

Net Increase (Decrease) in Net Assets from Operations	$(27,578,470)

*	For the period from May 29, 2015 (inception date and commencement of operations) to December 31, 2015.

See accompanying notes to financial statements.

21

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Statements of Changes in Net Assets

For the Period from 5/29/15* to 12/31/15
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$5,051,671
Net realized gain on investments, foreign currency transactions, futures contracts and swap contracts	22,806,665
Change in net unrealized appreciation (depreciation) on investments, forwards and foreign currency transactions and futures contracts	(55,436,806)

Net decrease in net assets from operations	(27,578,470)

Distributions to Shareholders from:
Net investment income
Class K	(5,281,836)
Net realized gain on investments
Class K	(2,836,197)

Total distributions	(8,118,033)

Net Increase (Decrease) from Capital Share Transactions:
Class K
Shares sold	1,035,865,022
Reinvestment of distributions	8,118,033
Shares redeemed	(49,742,878)

Net increase from Capital share transactions	994,240,177

Net Increase in Net Assets	958,543,674
Net Assets
Beginning of period	–

End of period	$958,543,674

Distributions in excess of net investment income	$(77,503)

Changes in Shares:
Class K
Shares sold	110,940,307
Reinvestment of distributions	916,257
Shares redeemed	(5,408,044)

Net increase in shares	106,448,520

*	Inception date and commencement of operations

See accompanying notes to financial statements.

22

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Financial Highlights

Selected data for a Class K Share of beneficial interest outstanding throughout each year is presented below:

Period from 5/29/15 – 12/31/15*
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment income(a)	0.09
Net realized and unrealized loss on investments	(1.00)

Total from investment operations	(0.91)

Less Distributions From:
Net investment income	(0.06)
Net realized gains	(0.03)

Total distributions	(0.09)

Net decrease in net assets	(1.00)

Net Asset Value, End of Period	$9.00

Total Return(b)	(9.01)%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$958,544
Ratios to average net assets:
Expenses before waiver and payments by affiliates(c)	0.38%
Expenses net of waivers and payments by affiliates(c)	0.20%
Net investment income(c)	1.60%
Portfolio turnover rate(d)	1%

*	Inception date and commencement of operations.

(a)	Net investment income per share is calculated using the average shares method.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.

(d)	Not annualized.

See accompanying notes to financial statements.

23

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements

December 31, 2015

1.	Organization

State Street Institutional Investment Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is as an open-end management investment company, and was organized as a Massachusetts business trust on February 16, 2000. The Trust consists of forty-five (45) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. The financial statements herein relate only to the State Street Hedged International Developed Equity Index Fund (the “Fund”). The Fund has registered Class A, Class C, Class K, and Class I Shares. The Fund’s Class K was formed and commenced operations on May 29, 2015. Class A, Class C and Class I Shares were not operational at December 31, 2015.

The Fund is authorized to issue an unlimited number of shares, with no par value.

The investment objective of the Fund is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid-capitalization equity index, hedged to the U.S. dollar, over the long term. The Fund is classified as a diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of

24

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

December 31, 2015

investments for the Fund. The Board has responsibility for determining the fair value of investments Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange traded) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no prices are obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Fund procedures to stabilize net asset value.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Forward foreign currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index. Various inputs are used in determining the value of the Fund’s investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

The Fund values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

25

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

December 31, 2015

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund commenced operation during the period ended December 31, 2015, as such the Fund had no significant transfers between levels for the period ended December 31, 2015.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are received as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts, if any, are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses from the sale or disposition of investments are recorded on the identified cost basis.

Expenses

Advisory fees and other expenses which are directly identifiable to a specific fund are applied to that fund within the Trust. Trustees’ fees and other expenses which can not be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the funds. Class specific fees and expenses are borne by each class.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates deemed appropriate pursuant to the valuation policy and procedures at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The Fund does not isolate the effect of changes in foreign exchange from the effect of fluctuations in the market price of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses on investments and for financial reporting purposes.

26

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

December 31, 2015

Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2015, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Futures

The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Variation margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security or index. Such receipt or payment is recorded by the Fund for financial statement purposes as part of unrealized gains or losses, and is recorded on the Statement of Assets and Liabilities as Daily variation margin receivable for futures contracts. The Fund recognizes a realized gain or loss when a contract is closed, which is recorded on the Statement of Operations. The risk of loss in trading futures contracts in some strategies is potentially unlimited.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended December 31, 2015, the Fund entered into futures contracts to hedge non US currency exposure in a manner intended to replicate the currency hedged reflected in the Index.

Forward Foreign Currency Contracts

The Fund may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Forward foreign currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

27

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

December 31, 2015

For the period ended December 31, 2015, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.

Swaps

Certain funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statements of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statements of Assets and Liabilities as Due from broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.

Total Return Swaps

The Fund enters into total return swaps to obtain investment exposures that the Adviser expects to correlate closely with the Index or a portion of the Index. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty. As of December 31, 2015, the Fund held no total return swap agreements.

28

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

December 31, 2015

Risks associated with Derivatives

Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When the Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of the Fund’s derivative counterparty to perform its obligations under the transaction. A liquid secondary market may not always exist for the Fund’s derivative positions at any time and may impact the Fund’s ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to complement the Fund’s performance, it may instead reduce returns and increase volatility. The measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. The Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.

Regulations recently adopted or proposed by regulators in the U.S. and other countries may substantially affect the markets in which derivatives are traded, including requiring central clearing and reporting of transactions that may not have been previously required to be reported or cleared. These regulations may require, among other things, that the Fund post greater amounts of collateral or margin than the amounts currently posted by the Fund on a bilateral basis with its derivatives counterparties or with derivatives clearing organizations. In addition, the regulations may make certain types of derivatives uneconomical or unavailable to the Fund, and they may substantially reduce the liquidity for some derivatives. The full extent of the new regulations and their effects on the derivatives markets are not known at this time.

Certain derivatives, including forward foreign currency contracts and some swap contracts, as applicable, are entered into OTC under the terms and conditions of an ISDA Master Agreement, which are separately negotiated with each counterparty. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged

29

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

December 31, 2015

by the Fund, if any, is noted in the Schedule of Investments. Notional principal amounts are one component used to calculate the amount of exposure to the underlying instrument, but is not the amount delivered under the contract. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, the Fund enters into swap contracts with counterparties whose creditworthiness has been approved by the Trustees. The Fund bears the market risk arising from any change in index or security values or interest rates.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2015, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Foreign Exchange Contracts Risk	Equity Contracts Risk	Total
Forwards Contracts(1)	$4,305,110	$–	$4,305,110
Futures Contracts(2)	$–	$54,909	$54,909

Liability Derivatives

	Foreign Exchange Contracts Risk	Total
Forwards Contracts(3)	$(15,461,488)	$(15,461,488)

Transactions in derivative instruments during the period ended December 31, 2015, were as follows:

Net Realized Gain (Loss)

	Foreign Exchange Contracts Risk	Equity Contracts Risk	Total
Forwards Contracts(4)	$27,330,456	$–	$27,330,456
Futures Contracts(5)	$–	$(3,900,965)	$(3,900,965)
Swap Contracts(6)	$–	$(382)	$(382)

Change in Unrealized Appreciation (Depreciation)

	Foreign Exchange Contracts Risk	Equity Contracts Risk	Total
Forwards Contracts(7)	$(11,175,571)	$–	$(11,175,571)
Futures Contracts(8)	$–	$54,909	$54,909

(1)	Statement of Assets and Liabilities: Unrealized appreciation on forward currency contracts

(2)

Portfolio of Investments: Unrealized appreciation (depreciation) of futures contracts. Only unsettled receivable/payable for variation margin amounting to $338,025 is reported within Statement of Assets and Liabilities.

(3)	Statement of Assets and Liabilities: Unrealized depreciation on forward currency contracts

(4)	Statement of Operations location: Net realized gain (loss) on: Forward currency contracts

(5)	Statement of Operations location: Net realized gain (loss) on: Futures contracts

(6)	Statement of Operations location: Net realized gain (loss) on: Swaps

30

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements – (continued)

December 31, 2015

(7)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Foreign currency transactions

(8)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional of futures outstanding during the period ended December 31, 2015 was $25,709,808.

Offsetting of Financial Assets and Derivative Assets
Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Bank of America	$99,043	$(99,043)	$–	$–
Bank of Montreal	272,665	(272,665)	–	–
BNP Paribas SA	16,048	(16,048)	–	–
Citibank N.A.	3,222	(3,222)	–	–
Deutsche Bank AG	36,187	(15,196)	–	20,991
Goldman Sachs Capital Markets L.P.	31,508	(31,508)	–	–
HSBC Bank USA	28,401	(1,197)	–	27,204
JP Morgan Chase Bank, N.A.	1,429	(1,429)	–	–
Morgan Stanley Bank, N.A.	7,605	(7,605)	–	–
Royal Bank of Canada	298,817	(298,817)	–	–
Societe Generale	158,452	(158,452)	–	–
Standard Chartered Bank	1,666,258	(281,825)	–	1,384,433
Toronto Dominion Bank	1,665,594	(47,888)	–	1,617,706
Westpac Banking Corp.	19,881	(19,881)	–	–
	$4,305,110	$(1,254,776)	$–	$3,050,334

Offsetting of Financial Liabilities and Derivative Liabilities
Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Bank of America	$(375,804)	$99,043	$–	$(276,761)
Bank of Montreal	(3,016,267)	272,665	–	(2,743,602)
BNP Paribas SA	(2,123,890)	16,048	–	(2,107,842)
Citibank N.A.	(325,701)	3,222	–	(322,479)
Deutsche Bank AG	(15,196)	15,196	–	–
Goldman Sachs Capital Markets L.P.	(367,671)	31,508	–	(336,163)
HSBC Bank USA	(1,197)	1,197	–	–
JP Morgan Chase Bank, N.A.	(1,775,078)	1,429	–	(1,773,649)
Morgan Stanley Bank, N.A.	(166,043)	7,605	–	(158,438)
Royal Bank of Canada	(3,439,123)	298,817	–	(3,140,306)
Societe Generale	(248,568)	158,452	–	(90,116)
Standard Chartered Bank	(281,825)	281,825	–	–
Toronto Dominion Bank	(47,888)	47,888	–	–
Westpac Banking Corp.	(3,277,237)	19,881	–	(3,257,356)
	$(15,461,488)	$1,254,776	$–	$(14,206,712)

(a)	The actual collateral received and/or pledged may be more than the amount shown.

Amounts presented on the Schedule of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.

31

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

December 31, 2015

Federal Income Tax

The Fund intends to qualify for and elect treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distribute its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for foreign currencies and losses deferred due to wash sales.

Additionally, based on SSGA Funds Management, Inc. (“SSGA FM or the “Adviser”) understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the Fund invests, the Fund will provide for foreign taxes and, where appropriate, deferred foreign taxes.

SSGA FM has reviewed the tax positions for the open tax year as of December 31, 2015 and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax return for the initial fiscal year remains subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations.

No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

The tax character of distributions paid to shareholders during the period ended December 31, 2015, was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total
State Street Hedged International Developed Equity Index Fund	$6,565,099	$1,552,934	$8,118,033

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains	Unrealized Appreciation (Depreciation)	Total
State Street Hedged International Developed Equity Index Fund	$4,164,676	$5,386,265	$(45,247,444)	$(35,696,503)

32

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

December 31, 2015

For the period ended December 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Accumulated Gain (Loss)	Undistributed Net Investment Income (Loss)
State Street Hedged International Developed Equity Index Fund	$–	$(152,662)	$152,662

These differences were primarily attributable to distribution redesignations. Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

At December 31, 2015, the gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purpose were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
State Street Hedged International Developed Equity Index Fund	$971,952,158	$15,224,528	$(60,130,615)	$(44,906,087)

Distributions

Dividends from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3. Investment Transactions

Purchases and sales of investments (excluding short-term securities) for the period ended December 31, 2015, were $944,101,235 and $2,835,174, respectively.

4. Related Party and Other Fees

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.

The Adviser is contractually obligated until April 30, 2017, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and any class specific expenses, such as distribution, shareholder servicing, administration, and sub-transfer agency fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board. For the period ended December 31, 2015, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.

33

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

December 31, 2015

SSGA FM serves as administrator and State Street serves as sub-administrator and custodian. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays a fee at an annual rate of 0.05% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly. For the period ended December 31, 2015, the administration fees incurred are shown on the Statement of Operations. The fund pays State Street for custody and accounting services. SSGA FM pays State Street for its services as sub-administrator.

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Fund. For these services, the Fund pays annual account services fees, activity-based fees, charges related to compliance and regulatory services.

Transactions with Affiliates

Certain investments made by the Fund were securities affiliated with SSGA FM. The Fund invested in the State Street Institutional Liquid Reserves Fund. Transactions in affiliates for the period ending December 31, 2015, were as follows:

Security Description	Number of shares held at 5/29/15*	Shares purchased for the period ended 12/31/15	Shares sold for the period ended 12/31/15	Number of shares held at 12/31/15	Value at 12/31/15	Income earned for the period ended 12/31/15
State Street Institutional Liquid Reserves Fund, Premier Class	–	211,222,294	180,743,824	30,478,470	$30,478,470	$17,484

*	Commencement of operations.

5. Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Fund does not receive compensation from the Fund for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the Trust, the State Street Master Funds, and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trusts. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of- pocket expenses in connection with meeting attendance. Trustees’ fees and expenses are allocated among the Trusts and Funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the Funds, subject to a $15,000 minimum per Fund. As of the date of these financial statements, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

6. Concentration Risk

The Fund’s assets may be concentrated in a particular state or geographic area, or in a particular industry, group of industries or sector. Because the Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of investments of a particular state or geographic area, or in a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if the Fund

34

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Notes to Financial Statements — (continued)

December 31, 2015

concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

7. Foreign Investment Risks

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Fund invests are considered emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

8. Line of Credit

Effective October 15, 2015, certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $360 million revolving credit facility provided by a syndication of banks. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. A Participant may borrow up to a maximum of 33% of its assets or a lower amount as may be set forth in the Fund’s prospectus. The Fund had no outstanding loans during the year ended December 31, 2015.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of State Street Institutional Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of State Street Hedged International Developed Equity Index Fund (one of the funds constituting State Street Institutional Investment Trust) (the “Fund”) as of December 31, 2015, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from May 29, 2015 (commencement of operations) to December 31, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Hedged International Developed Equity Index Fund (one of the funds constituting State Street Institutional Investment Trust) at December 31, 2015, and the results of its operations, the changes in its net assets and the financial highlights for the period from May 29, 2015 (commencement of operations) to December 31, 2015, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2016

36

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Other Information

December 31, 2015 (Unaudited)

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) or service fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period from July 1, 2015 to December 31, 2015.

The table below illustrates your Fund’s costs in two ways:

Actual Expenses

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Six Months Ended December 31, 2015

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *

Based on Actual Fund Return
	$1,000.00	$956.74	$1.63

Based on Hypothetical (5% return before expenses)
	$1,000.00	$1,023.54	$1.68

*	The calculations are based on expenses incurred in the most recent six month period of the Fund. The Fund’s Class K Shares’ annualized expense ratio as of December 31, 2015 was 0.33%.

37

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Other Information — (continued)

December 31, 2015 (Unaudited)

Tax Information

Dividend Received Deduction

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its period ended December 31, 2015.

Percentage of distributions which qualify for the corporate dividends received deduction:

Fund	Percentage
State Street Hedged International Developed Equity Index Fund	0.00%

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal period ended December 31, 2015, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. These amounts are noted below:

Fund	Amount
State Street Hedged International Developed Equity Index Fund	$5,485,428

Long Term Capital Gains

Long term capital gains dividends were paid from the following Funds during the period ended December 31, 2015:

Fund	Amount
State Street Hedged International Developed Equity Index Fund	$1,552,934

Foreign Tax Credit

The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the period ended December 31, 2015, the total amount of foreign taxes that will be passed through are:

Fund	Amount
State Street Hedged International Developed Equity Index Fund	$357,106

The amount of foreign source income earned on the following Funds during the period ended December 31, 2015 were as follows:

Fund	Amount
State Street Hedged International Developed Equity Index Fund	$6,061,319

38

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Shareholder Requests for Additional Information

December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures

Information regarding the Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund’s semi-annual and annual financial statements. The Fund’s Forms N-Q are available (i) without charge, upon request, by calling the Funds at (877) 521-4083, (ii) on the Fund’s website at www.SSGAfunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

39

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Disclosure of Information about Fund Trustees and Officers

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.
William L. Marshall State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Marshall Financial Group, Inc.

40

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Richard D. Shirk State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present); Chairman (January 2014 – Present).
Rina K. Spence State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 – present).	75

41

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Bruce D. Taber State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75
Douglas T. Williams State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	75

Interested Trustee(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	290	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*

42

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1966	Vice President Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, SSGA Funds Management, Inc. (2008 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc.( June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected: 8/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015 – Present); Senior Manager-Mutual Fund Compliance, ICMA-Retirement Corporation (December 2011 – January 2015); Assistant Vice President, J.P. Morgan (September 2007 – December 2011).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).

43

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

44

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	IBG-18452

Annual Report

31 December 2015

State Street Institutional Investment Trust

State Street Target Retirement Fund

State Street Target Retirement 2015 Fund

State Street Target Retirement 2020 Fund

State Street Target Retirement 2025 Fund

State Street Target Retirement 2030 Fund

State Street Target Retirement 2035 Fund

State Street Target Retirement 2040 Fund

State Street Target Retirement 2045 Fund

State Street Target Retirement 2050 Fund

State Street Target Retirement 2055 Fund

State Street Target Retirement 2060 Fund

State Street Institutional Investment Trust

Target Retirement Funds

Annual Report

December 31, 2015

State Street Target Retirement Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The State Street Target Retirement Fund (the “Fund”) seeks current income and, secondarily, capital growth. The Fund’s benchmark is the Barclays U.S. Aggregate Index (the “Index”).

For the 12-month period ended December 31, 2015 (the “Reporting Period”), the total return for Class K of the Fund was -0.49%, and the total return for the Index was 0.55%. The total return for the Fund’s secondary benchmark index, the State Street Target Retirement Composite Index* (the “Secondary Index”), was -0.43% for the Reporting Period. The returns of the Fund and both the Index and Secondary Index reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. Both the Index and the Secondary Index are unmanaged and their returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the Index, which is a fixed income only index. U.S. equities faced significant headwinds in their effort to earn positive returns during the Reporting Period. Contributing to this lackluster outcome for 2015 was a challenging environment for U.S. companies’ ability to earn a profit, evidenced by a decline in year over year earnings of issuers included in the S&P 500 Index. The dollar strengthened significantly over the period, which provided a headwind to the performance of non-U.S. developed market equities. 2015 was the weakest year for developed global market equities since 2011. Continued volatility in China’s equity markets, and growing concerns surrounding emerging market growth prospects more generally led to a double-digit selloff in the emerging markets. Results were mixed in the fixed income space. In U.S. credit markets, the fourth quarter punctuated an unsettlingly steady rise in both investment grade and speculative grade credit spreads throughout 2015. In the speculative U.S. high yield space, much of the spread widening was attributable to the impact of sharply lower global oil prices on the energy sector, which represents more than 15% of the Barclays U.S. High Yield Index. Evidence that credit conditions in the U.S. tightened throughout the Reporting Period for reasons beyond energy prices comes from the coincident rise in investment grade credit spreads.

The top positive contributors to the Fund’s performance were S&P 500 Index, Barclays 1-5 Year U.S. Treasury Index and Barclays U.S. Aggregate Index. The top negative contributors to the Fund’s performance were MSCI ACWI ex USA Index, Barclays High Yield Very Liquid Index and Russell Small Cap Completeness Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions, and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

*

The State Street Target Retirement Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes. The State Street Target Retirement Composite Index will contain one or more of the following indexes: S&P 500 Index, Russell Small Cap Completeness® Index, MSCI ACWI ex USA Index, Barclays U.S. Aggregate Index, Barclays U.S. Government Inflation-linked Bond Index, Barclays 1-10 Year Government Inflation-linked Bond Index, Barclays High Yield Very Liquid Index, Dow Jones Global Select Real Estate Securities Index, Barclays Long U.S. Treasury Index, Barclays 1-5 Year U.S. Treasury Index and / or Barclays U.S. 1-3 Year Corporate Bond Index.

1

State Street Target Retirement Fund

Class K

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2015

	Total Return One Year Ended December 31, 2015	Average Annual Total Return Inception to Date December 31, 2015

State Street Target Retirement Fund Class A	-0.64%	-0.01%

State Street Target Retirement Fund Class I	-0.39%	0.24%

State Street Target Retirement Fund Class K	-0.49%	0.20%

Barclays U.S. Aggregate Index(b)	0.55%	2.35%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

(b)

The Barclays U.S. Aggregate Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Inc.)

2

State Street Target Retirement 2015 Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The State Street Target Retirement 2015 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2015 (the “Reporting Period”), the total return for Class K of the Fund was -0.74%, and the total return for the Index was 1.38%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2015 Composite Index* (the “Secondary Index”) was -0.77% for the Reporting Period. The returns of the Fund and both the Index and the Secondary Index reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. Both the Index and the Secondary Index are unmanaged and their returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the Index, which is an equity only index. U.S. equities faced significant headwinds in their effort to earn positive returns during the Reporting Period. Contributing to this lackluster outcome for 2015 was a challenging environment for U.S. companies’ ability to earn a profit, evidenced by a decline in year over year earnings of issuers included in the S&P 500 Index. The dollar strengthened significantly over the period, which provided a headwind to the performance of non-U.S. developed market equities. 2015 was the weakest year for developed global market equities since 2011. Continued volatility in China’s equity markets and growing concerns surrounding emerging market growth prospects more generally led to a double digit selloff in the emerging markets. Results were mixed in the fixed income space. In U.S. credit markets, the fourth quarter punctuated an unsettlingly steady rise in both investment grade and speculative grade credit spreads throughout 2015. In the speculative U.S. high yield space, much of the spread widening was attributable to the impact of sharply lower global oil prices on the energy sector, which represents more than 15% of the Barclays U.S. High Yield Index. Evidence that credit conditions in the U.S. tightened throughout the Reporting Period for reasons beyond energy prices comes from the coincident rise in investment grade credit spreads.

The top positive contributors to the Fund’s performance were S&P 500 Index, Barclays U.S. Aggregate Index and Dow Jones Global Select Real Estate Securities Index. The top negative contributors to the Fund’s performance were MSCI ACWI ex USA Index, Barclays High Yield Very Liquid Index and Russell Small Cap Completeness Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions, and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

*

The State Street Target Retirement 2015 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes. The State Street Target Retirement 2015 Composite Index will contain one or more of the following indexes: S&P 500 Index, Russell Small Cap Completeness® Index, MSCI ACWI ex USA Index, Barclays U.S. Aggregate Index, Barclays U.S. Government Inflation-linked Bond Index, Barclays 1-10 Year Government Inflation-linked Bond Index, Barclays High Yield Very Liquid Index, Dow Jones Global Select Real Estate Securities Index, Barclays Long U.S. Treasury Index, Barclays 1-5 Year U.S. Treasury Index and / or Barclays U.S. 1-3 Year Corporate Bond Index.

3

State Street Target Retirement 2015

Class K

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2015

	Total Return One Year Ended December 31, 2015	Average Annual Total Return Inception December 31, 2015

State Street Target Retirement 2015 Fund Class A	-1.00%	-0.16%

State Street Target Retirement 2015 Fund Class I	-0.75%	0.09%

State Street Target Retirement 2015 Fund Class K	-0.74%	0.14%

S&P 500® Index(b)	1.38%	5.07%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

(b)

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in the S&P 500® Index.

4

State Street Target Retirement 2020 Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The State Street Target Retirement 2020 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2015 (the “Reporting Period”), the total return for Class K of the Fund was -1.57%, and the total return for the Index was 1.38%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2020 Composite Index* (the “Secondary Index”) was -1.23% for the Reporting Period. The returns of the Fund and both the Index and the Secondary Index reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. Both the Index and the Secondary Index are unmanaged and their returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the Index, which is an equity only index. U.S. equities faced significant headwinds in their effort to earn positive returns during the Reporting Period. Contributing to this lackluster outcome for 2015 was a challenging environment for U.S. companies’ ability to earn a profit, evidenced by a decline in year over year earnings of issuers included in the S&P 500 Index. The dollar strengthened significantly over the period, which provided a headwind to the performance of non-U.S. developed market equities. 2015 was the weakest year for developed global market equities since 2011. Continued volatility in China’s equity markets and growing concerns surrounding emerging market growth prospects more generally led to a double digit selloff in the emerging markets. Results were mixed in the fixed income space. In U.S. credit markets, the fourth quarter punctuated an unsettlingly steady rise in both investment grade and speculative grade credit spreads throughout 2015. In the speculative U.S. high yield space, much of the spread widening was attributable to the impact of sharply lower global oil prices on the energy sector, which represents more than 15% of the Barclays U.S. High Yield Index. Evidence that credit conditions in the U.S. tightened throughout the Reporting Period for reasons beyond energy prices comes from the coincident rise in investment grade credit spreads.

The top positive contributors to the Fund’s performance were S&P 500 Index, Barclays U.S. Aggregate Index and Dow Jones Global Select Real Estate Securities Index. The top negative contributors to the Fund’s performance were MSCI ACWI ex USA Index, Barclays High Yield Very Liquid Index and Russell Small Cap Completeness Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions, and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

*

The State Street Target Retirement 2020 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes. The State Street Target Retirement 2020 Composite Index will contain one or more of the following indexes: S&P 500 Index, Russell Small Cap Completeness® Index, MSCI ACWI ex USA Index, Barclays U.S. Aggregate Index, Barclays U.S. Government Inflation-linked Bond Index, Barclays 1-10 Year Government Inflation-linked Bond Index, Barclays High Yield Very Liquid Index, Dow Jones Global Select Real Estate Securities Index, Barclays Long U.S. Treasury Index, Barclays 1-5 Year U.S. Treasury Index and / or Barclays U.S. 1-3 Year Corporate Bond Index.

5

State Street Target Retirement 2020 Fund

Class K

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2015

	Total Return One Year Ended December 31, 2015	Average Annual Total Return Inception to Date December 31, 2015

State Street Target Retirement 2020 Fund Class A	-1.71%	-0.06%

State Street Target Retirement 2020 Fund Class I	-1.56%	0.11%

State Street Target Retirement 2020 Fund Class K	-1.57%	0.07%

S&P 500® Index(b)	1.38%	5.07%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

(b)

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in the S&P 500® Index.

6

State Street Target Retirement 2025 Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The State Street Target Retirement 2025 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2015 (the “Reporting Period”), the total return for Class K of the Fund was -1.77%, and the total return for the Index was 1.38%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2025 Composite Index* (the “Secondary Index”) was -1.44% for the Reporting Period. The returns of the Fund and both the Index and the Secondary Index reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. Both the Index and the Secondary Index are unmanaged and their returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the Index, which is an equity only index. U.S. equities faced significant headwinds in their effort to earn positive returns during the Reporting Period. Contributing to this lackluster outcome for 2015 was a challenging environment for U.S. companies’ ability to earn a profit, evidenced by a decline in year over year earnings of issuers included in the S&P 500 Index. The dollar strengthened significantly over the period, which provided a headwind to the performance of non-U.S. developed market equities. 2015 was the weakest year for developed global market equities since 2011. Continued volatility in China’s equity markets and growing concerns surrounding emerging market growth prospects more generally led to a double digit selloff in the emerging markets. Results were mixed in the fixed income space. In U.S. credit markets, the fourth quarter punctuated an unsettlingly steady rise in both investment grade and speculative grade credit spreads throughout 2015. In the speculative U.S. high yield space, much of the spread widening was attributable to the impact of sharply lower global oil prices on the energy sector, which represents more than 15% of the Barclays U.S. High Yield Index. Evidence that credit conditions in the U.S. tightened throughout the Reporting Period for reasons beyond energy prices comes from the coincident rise in investment grade credit spreads.

The top positive contributors to the Fund’s performance were S&P 500 Index and Barclays U.S. Aggregate Index. The top negative contributors to the Fund’s performance were MSCI ACWI ex USA Index, Russell Small Cap Completeness Index and Barclays High Yield Very Liquid Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions, and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

*

The State Street Target Retirement 2025 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes. The State Street Target Retirement 2025 Composite Index will contain one or more of the following indexes: S&P 500 Index, Russell Small Cap Completeness® Index, MSCI ACWI ex USA Index, Barclays U.S. Aggregate Index, Barclays U.S. Government Inflation-linked Bond Index, Barclays 1-10 Year Government Inflation-linked Bond Index, Barclays High Yield Very Liquid Index, Dow Jones Global Select Real Estate Securities Index, Barclays Long U.S. Treasury Index, Barclays 1-5 Year U.S. Treasury Index and / or Barclays U.S. 1-3 Year Corporate Bond Index.

7

State Street Target Retirement 2025

Class K

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2015

	Total Return One Year Ended December 31, 2015	Average Annual Total Return Inception to Date December 31, 2015

State Street Target Retirement 2025 Fund Class A	-2.11%	-0.18%

State Street Target Retirement 2025 Fund Class I	-1.87%	0.07%

State Street Target Retirement 2025 Fund Class K	-1.77%	0.19%

S&P 500® Index(b)	1.38%	5.07%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

(b)

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in the S&P 500® Index.

8

State Street Target Retirement 2030 Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The State Street Target Retirement 2030 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2015 (the “Reporting Period”), the total return for Class K of the Fund was -1.83%, and the total return for the Index was 1.38%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2030 Composite Index* (the “Secondary Index”) was -1.48% for the Reporting Period. The returns the Fund and both the Index and the Secondary Index reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. Both the Index and the Secondary Index are unmanaged and their returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the Index, which is an equity only index. U.S. equities faced significant headwinds in their effort to earn positive returns during the Reporting Period. Contributing to this lackluster outcome for 2015 was a challenging environment for U.S. companies’ ability to earn a profit, evidenced by a decline in year over year earnings of issuers included in the S&P 500 Index. The dollar strengthened significantly over the period, which provided a headwind to the performance of non-U.S. developed market equities. 2015 was the weakest year for developed global market equities since 2011. Continued volatility in China’s equity markets and growing concerns surrounding emerging market growth prospects more generally led to a double digit selloff in the emerging markets. Results were mixed in the fixed income space. In U.S. credit markets, the fourth quarter punctuated an unsettlingly steady rise in both investment grade and speculative grade credit spreads throughout 2015. In the speculative U.S. high yield space, much of the spread widening was attributable to the impact of sharply lower global oil prices on the energy sector, which represents more than 15% of the Barclays U.S. High Yield Index. Evidence that credit conditions in the U.S. tightened throughout the Reporting Period for reasons beyond energy prices comes from the coincident rise in investment grade credit spreads.

The top positive contributors to the Fund’s performance were S&P 500 Index and Barclays U.S. Aggregate Index. The top negative contributors to the Fund’s performance were MSCI ACWI ex USA Index, Russell Small Cap Completeness Index and Barclays Long U.S. Treasury Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions, and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

*

The State Street Target Retirement 2030 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes. The State Street Target Retirement 2030 Composite Index will contain one or more of the following indexes: S&P 500 Index, Russell Small Cap Completeness® Index, MSCI ACWI ex USA Index, Barclays U.S. Aggregate Index, Barclays U.S. Government Inflation-linked Bond Index, Barclays 1-10 Year Government Inflation-linked Bond Index, Barclays High Yield Very Liquid Index, Dow Jones Global Select Real Estate Securities Index, Barclays Long U.S. Treasury Index, Barclays 1-5 Year U.S. Treasury Index and / or Barclays U.S. 1-3 Year Corporate Bond Index.

9

State Street Target Retirement 2030 Fund

Class K

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2015

	Total Return One Year Ended December 31, 2015	Average Annual Total Return Inception to Date December 31, 2015

State Street Target Retirement 2030 Fund Class A	-2.07%	0.00%

State Street Target Retirement 2030 Fund Class I	-1.83%	0.25%

State Street Target Retirement 2030 Fund Class K	-1.83%	0.29%

S&P 500® Index(b)	1.38%	5.07%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

(b)

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in the S&P 500® Index.

10

State Street Target Retirement 2035 Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The State Street Target Retirement 2035 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2015 (the “Reporting Period”), the total return for Class K of the Fund was -1.90%, and the total return for the Index was 1.38%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2035 Composite Index* (the “Secondary Index”) was -1.61% for the Reporting Period. The returns of the Fund and both the Index and the Secondary Index reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. Both the Index and the Secondary Index are unmanaged and their returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the Index, which is an equity only index. U.S. equities faced significant headwinds in their effort to earn positive returns during the Reporting Period. Contributing to this lackluster outcome for 2015 was a challenging environment for U.S. companies’ ability to earn a profit, evidenced by a decline in year over year earnings of issuers included in the S&P 500 Index. The dollar strengthened significantly over the period, which provided a headwind to the performance of non-U.S. developed market equities. 2015 was the weakest year for developed global market equities since 2011. Continued volatility in China’s equity markets and growing concerns surrounding emerging market growth prospects more generally led to a double digit selloff in the emerging markets. Results were mixed in the fixed income space. In U.S. credit markets, the fourth quarter punctuated an unsettlingly steady rise in both investment grade and speculative grade credit spreads throughout 2015. In the speculative U.S. high yield space, much of the spread widening was attributable to the impact of sharply lower global oil prices on the energy sector, which represents more than 15% of the Barclays U.S. High Yield Index. Evidence that credit conditions in the U.S. tightened throughout the Reporting Period for reasons beyond energy prices comes from the coincident rise in investment grade credit spreads.

The top positive contributors to the Fund’s performance were S&P 500 Index and Barclays U.S. Aggregate Index. The top negative contributors to the Fund’s performance were MSCI ACWI ex USA Index, Russell Small Cap Completeness Index and Barclays Long U.S. Treasury Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions, and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

*

The State Street Target Retirement 2035 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes. The State Street Target Retirement 2035 Composite Index will contain one or more of the following indexes: S&P 500 Index, Russell Small Cap Completeness® Index, MSCI ACWI ex USA Index, Barclays U.S. Aggregate Index, Barclays U.S. Government Inflation-linked Bond Index, Barclays 1-10 Year Government Inflation-linked Bond Index, Barclays High Yield Very Liquid Index, Dow Jones Global Select Real Estate Securities Index, Barclays Long U.S. Treasury Index, Barclays 1-5 Year U.S. Treasury Index and / or Barclays U.S. 1-3 Year Corporate Bond Index.

11

State Street Target Retirement 2035 Fund

Class K

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2015

	Total Return One Year Ended December 31, 2015	Average Annual Total Return Inception to Date December 31, 2015

State Street Target Retirement 2035 Fund Class A	-2.15%	-0.05%

State Street Target Retirement 2035 Fund Class I	-2.00%	0.12%

State Street Target Retirement 2035 Fund Class K	-1.90%	0.24%

S&P 500® Index(b)	1.38%	5.07%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

(b)

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in the S&P 500® Index.

12

State Street Target Retirement 2040 Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The State Street Target Retirement 2040 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is to the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2015 (the “Reporting Period”), the total return for Class K of the Fund was -2.18%, and the total return for the Index was 1.38%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2040 Composite Index* (the “Secondary Index”), was -1.84% for the Reporting Period. The returns of the Fund and both the Index and the Secondary Index reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. Both the Index and the Secondary Index are unmanaged and their returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the Index, which is an equity only index. U.S. equities faced significant headwinds in their effort to earn positive returns during the Reporting Period. Contributing to this lackluster outcome for 2015 was a challenging environment for U.S. companies’ ability to earn a profit, evidenced by a decline in year over year earnings of issuers included in the S&P 500 Index. The dollar strengthened significantly over the period, which provided a headwind to the performance of non-U.S. developed market equities. 2015 was the weakest year for developed global market equities since 2011. Continued volatility in China’s equity markets and growing concerns surrounding emerging market growth prospects more generally led to a double digit selloff in the emerging markets. Results were mixed in the fixed income space. In U.S. credit markets, the fourth quarter punctuated an unsettlingly steady rise in both investment grade and speculative grade credit spreads throughout 2015. In the speculative U.S. high yield space, much of the spread widening was attributable to the impact of sharply lower global oil prices on the energy sector, which represents more than 15% of the Barclays U.S. High Yield Index. Evidence that credit conditions in the U.S. tightened throughout the Reporting Period for reasons beyond energy prices comes from the coincident rise in investment grade credit spreads.

The top positive contributor to the Fund’s performance was S&P 500 Index. The top negative contributors to the Fund’s performance were MSCI ACWI ex USA Index, Russell Small Cap Completeness Index and Barclays Long U.S. Treasury Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions, and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

*

The State Street Target Retirement 2040 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes. The State Street Target Retirement 2040 Composite Index will contain one or more of the following indexes: S&P 500 Index, Russell Small Cap Completeness® Index, MSCI ACWI ex USA Index, Barclays U.S. Aggregate Index, Barclays U.S. Government Inflation-linked Bond Index, Barclays 1-10 Year Government Inflation-linked Bond Index, Barclays High Yield Very Liquid Index, Dow Jones Global Select Real Estate Securities Index, Barclays Long U.S. Treasury Index, Barclays 1-5 Year U.S. Treasury Index and / or Barclays U.S. 1-3 Year Corporate Bond Index.

13

State Street Target Retirement 2040 Fund

Class K

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2015

	Total Return One Year Ended December 31, 2015	Average Annual Total Return Inception to Date December 31, 2015

State Street Target Retirement 2040 Fund Class A	-2.53%	-0.33%

State Street Target Retirement 2040 Fund Class I	-2.28%	-0.08%

State Street Target Retirement 2040 Fund Class K	-2.18%	0.04%

S&P 500® Index(b)	1.38%	5.07%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

(b)

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in the S&P 500® Index.

14

State Street Target Retirement 2045 Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The State Street Target Retirement 2045 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2015 (the “Reporting Period”), the total return for Class K of the Fund was -2.40%, and the total return for the Index was 1.38%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2045 Composite Index* (the “Secondary Index”) was -1.96% for the Reporting Period. The returns of the Fund and both the Index and the Secondary Index reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. Both the Index and the Secondary Index are unmanaged and their returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the Index, which is an equity only index. U.S. equities faced significant headwinds in their effort to earn positive returns during the Reporting Period. Contributing to this lackluster outcome for 2015 was a challenging environment for U.S. companies’ ability to earn a profit, evidenced by a decline in year over year earnings of issuers included in the S&P 500 Index. The dollar strengthened significantly over the period, which provided a headwind to the performance of non-U.S. developed market equities. 2015 was the weakest year for developed global market equities since 2011. Continued volatility in China’s equity markets and growing concerns surrounding emerging market growth prospects more generally led to a double digit selloff in the emerging markets. Results were mixed in the fixed income space. In U.S. credit markets, the fourth quarter punctuated an unsettlingly steady rise in both investment grade and speculative grade credit spreads throughout 2015. In the speculative U.S. high yield space, much of the spread widening was attributable to the impact of sharply lower global oil prices on the energy sector, which represents more than 15% of the Barclays U.S. High Yield Index. Evidence that credit conditions in the U.S. tightened throughout the Reporting Period for reasons beyond energy prices comes from the coincident rise in investment grade credit spreads.

The top positive contributor to the Fund’s performance was S&P 500 Index. The top negative contributors to the Fund’s performance were MSCI ACWI ex USA Index, Russell Small Cap Completeness Index and Barclays Long U.S. Treasury Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions, and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

*

The State Street Target Retirement 2045 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes. The State Street Target Retirement 2045 Composite Index will contain one or more of the following indexes: S&P 500 Index, Russell Small Cap Completeness® Index, MSCI ACWI ex USA Index, Barclays U.S. Aggregate Index, Barclays U.S. Government Inflation-linked Bond Index, Barclays 1-10 Year Government Inflation-linked Bond Index, Barclays High Yield Very Liquid Index, Dow Jones Global Select Real Estate Securities Index, Barclays Long U.S. Treasury Index, Barclays 1-5 Year U.S. Treasury Index and / or Barclays U.S. 1-3 Year Corporate Bond Index.

15

State Street Target Retirement 2045 Fund

Class K

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2015

	Total Return One Year Ended December 31, 2015	Average Annual Total Return Inception to Date December 31, 2015

State Street Target Retirement 2045 Fund Class A	-2.64%	-0.45%

State Street Target Retirement 2045 Fund Class I	-2.40%	-0.20%

State Street Target Retirement 2045 Fund Class K	-2.40%	-0.16%

S&P 500® Index(b)	1.38%	5.07%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

(b)

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in the S&P 500® Index.

16

State Street Target Retirement 2050 Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The State Street Target Retirement 2050 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2015 (the “Reporting Period”), the total return for Class K of the Fund was -2.71%, and the total return for the Index was 1.38%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2050 Composite Index* (the “Secondary Index”) was -1.96% for the Reporting Period. The returns of the Fund and both the Index and the Secondary Index reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. Both the Index and the Secondary Index are unmanaged and their returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the Index, which is an equity only index. U.S. equities faced significant headwinds in their effort to earn positive returns during the Reporting Period. Contributing to this lackluster outcome for 2015 was a challenging environment for U.S. companies’ ability to earn a profit, evidenced by a decline in year over year earnings of issuers included in the S&P 500 Index. The dollar strengthened significantly over the period, which provided a headwind to the performance of non-U.S. developed market equities. 2015 was the weakest year for developed global market equities since 2011. Continued volatility in China’s equity markets and growing concerns surrounding emerging market growth prospects more generally led to a double digit selloff in the emerging markets. Results were mixed in the fixed income space. In U.S. credit markets, the fourth quarter punctuated an unsettlingly steady rise in both investment grade and speculative grade credit spreads throughout 2015. In the speculative U.S. high yield space, much of the spread widening was attributable to the impact of sharply lower global oil prices on the energy sector, which represents more than 15% of the Barclays U.S. High Yield Index. Evidence that credit conditions in the U.S. tightened throughout the Reporting Period for reasons beyond energy prices comes from the coincident rise in investment grade credit spreads.

The top positive contributor to the Fund’s performance was S&P 500 Index. The top negative contributors to the Fund’s performance were MSCI ACWI ex USA Index, Russell Small Cap Completeness Index and Barclays Long U.S. Treasury Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions, and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

*

The State Street Target Retirement 2050 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes. The State Street Target Retirement 2050 Composite Index will contain one or more of the following indexes: S&P 500 Index, Russell Small Cap Completeness® Index, MSCI ACWI ex USA Index, Barclays U.S. Aggregate Index, Barclays U.S. Government Inflation-linked Bond Index, Barclays 1-10 Year Government Inflation-linked Bond Index, Barclays High Yield Very Liquid Index, Dow Jones Global Select Real Estate Securities Index, Barclays Long U.S. Treasury Index, Barclays 1-5 Year U.S. Treasury Index and / or Barclays U.S. 1-3 Year Corporate Bond Index.

17

State Street Target Retirement 2050 Fund

Class K

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2015

	Total Return One Year Ended December 31, 2015	Average Annual Total Return Inception to Date December 31, 2015

State Street Target Retirement 2050 Fund Class A	-2.85%	-0.62%

State Street Target Retirement 2050 Fund Class I	-2.61%	-0.38%

State Street Target Retirement 2050 Fund Class K	-2.71%	-0.42%

S&P 500® Index(b)	1.38%	5.07%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

(b)

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in the S&P 500® Index.

18

State Street Target Retirement 2055 Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The State Street Target Retirement 2055 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2015 (the “Reporting Period”), the total return for Class K of the Fund was -2.75%, and the total return for the Index was 1.38%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2055 Composite Index* (the “Secondary Index”) was -1.96% for the Reporting Period. The returns of the Fund and both the Index and the Secondary Index reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. Both the Index and the Secondary Index are unmanaged and their returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the Index, which is an equity only index. U.S. equities faced significant headwinds in their effort to earn positive returns during the Reporting Period. Contributing to this lackluster outcome for 2015 was a challenging environment for U.S. companies’ ability to earn a profit, evidenced by a decline in year over year earnings of issuers included in the S&P 500 Index. The dollar strengthened significantly over the period, which provided a headwind to the performance of non-U.S. developed market equities. 2015 was the weakest year for developed global market equities since 2011. Continued volatility in China’s equity markets and growing concerns surrounding emerging market growth prospects more generally led to a double digit selloff in the emerging markets. Results were mixed in the fixed income space. In U.S. credit markets, the fourth quarter punctuated an unsettlingly steady rise in both investment grade and speculative grade credit spreads throughout 2015. In the speculative U.S. high yield space, much of the spread widening was attributable to the impact of sharply lower global oil prices on the energy sector, which represents more than 15% of the Barclays U.S. High Yield Index. Evidence that credit conditions in the U.S. tightened throughout the Reporting Period for reasons beyond energy prices comes from the coincident rise in investment grade credit spreads.

The top positive contributor to the Fund’s performance was S&P 500 Index. The top negative contributors to the Fund’s performance were MSCI ACWI ex USA Index, Russell Small Cap Completeness Index and Barclays Long U.S. Treasury Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions, and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

*

The State Street Target Retirement 2055 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes. The State Street Target Retirement 2055 Composite Index will contain one or more of the following indexes: S&P 500 Index, Russell Small Cap Completeness® Index, MSCI ACWI ex USA Index, Barclays U.S. Aggregate Index, Barclays U.S. Government Inflation-linked Bond Index, Barclays 1-10 Year Government Inflation-linked Bond Index, Barclays High Yield Very Liquid Index, Dow Jones Global Select Real Estate Securities Index, Barclays Long U.S. Treasury Index, Barclays 1-5 Year U.S. Treasury Index and / or Barclays U.S. 1-3 Year Corporate Bond Index.

19

State Street Target Retirement 2055 Fund

Class K

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2015

	Total Return One Year Ended December 31, 2015	Average Annual Total Return Inception to Date December 31, 2015

State Street Target Retirement 2055 Fund Class A	-2.90%	-0.66%

State Street Target Retirement 2055 Fund Class I	-2.65%	-0.41%

State Street Target Retirement 2055 Fund Class K	-2.75%	-0.45%

S&P 500® Index(b)	1.38%	5.07%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

(b)

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in the S&P 500® Index.

20

State Street Target Retirement 2060 Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The State Street Target Retirement 2060 Fund (the “Fund”) seeks capital growth and income over the long term. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2015 (the “Reporting Period”), the total return for Class K of the Fund was -2.53%, and the total return for the Index was 1.38%. The total return of the Fund’s secondary benchmark index, the State Street Target Retirement 2060 Composite Index* (the “Secondary Index”) was -1.96% for the Reporting Period. The returns of the Fund and both the Index and the Secondary Index reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. Both the Index and the Secondary Index are unmanaged and their returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund is a “fund of funds” that invests in a wide variety of asset classes. During the Reporting Period, the Fund’s diversified investment exposures contributed to its underperformance relative to the Index, which is an equity only index. U.S. equities faced significant headwinds in their effort to earn positive returns during the Reporting Period. Contributing to this lackluster outcome for 2015 was a challenging environment for U.S. companies’ ability to earn a profit, evidenced by a decline in year over year earnings of issuers included in the S&P 500 Index. The dollar strengthened significantly over the period, which provided a headwind to the performance of non-U.S. developed market equities. 2015 was the weakest year for developed global market equities since 2011. Continued volatility in China’s equity markets and growing concerns surrounding emerging market growth prospects more generally led to a double digit selloff in the emerging markets. Results were mixed in the fixed income space. In U.S. credit markets, the fourth quarter punctuated an unsettlingly steady rise in both investment grade and speculative grade credit spreads throughout 2015. In the speculative U.S. high yield space, much of the spread widening was attributable to the impact of sharply lower global oil prices on the energy sector, which represents more than 15% of the Barclays U.S. High Yield Index. Evidence that credit conditions in the U.S. tightened throughout the Reporting Period for reasons beyond energy prices comes from the coincident rise in investment grade credit spreads.

The top positive contributor to the Fund’s performance was S&P 500 Index. The top negative contributors to the Fund’s performance were MSCI ACWI ex USA Index, Russell Small Cap Completeness Index and Barclays Long U.S. Treasury Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions, and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

*

The State Street Target Retirement 2060 Composite Index consists of several different indexes, and is designed to provide exposure to a variety of asset classes. The State Street Target Retirement 2060 Composite Index will contain one or more of the following indexes: S&P 500 Index, Russell Small Cap Completeness® Index, MSCI ACWI ex USA Index, Barclays U.S. Aggregate Index, Barclays U.S. Government Inflation-linked Bond Index, Barclays 1-10 Year Government Inflation-linked Bond Index, Barclays High Yield Very Liquid Index, Dow Jones Global Select Real Estate Securities Index, Barclays Long U.S. Treasury Index, Barclays 1-5 Year U.S. Treasury Index and / or Barclays U.S. 1-3 Year Corporate Bond Index.

21

State Street Target Retirement 2060 Fund

Class K

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2015

	Total Return One Year Ended December 31, 2015	Average Annual Total Return Inception to Date December 31, 2015

State Street Target Retirement 2060 Fund Class A	-2.78%	-0.57%

State Street Target Retirement 2060 Fund Class I	-2.53%	-0.32%

State Street Target Retirement 2060 Fund Class K	-2.53%	-0.28%

S&P 500® Index(b)	1.38%	5.07%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.

(b)

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in the S&P 500® Index.

22

State Street Target Retirement Series (Unaudited)

Portfolio Summaries

Target Retirement Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund, Target Retirement 2055 Fund and Target Retirement 2060 Fund are referred to individually as a “Fund” and collectively as the “Target Retirement Funds” or the “Funds”.

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) invests the assets of each Target Retirement Fund into underlying funds according to a proprietary asset allocation strategy. Each Fund’s name refers to the approximate retirement year of the investors for whom the Fund’s asset allocation strategy is intended. As the target date for a Fund approaches, the Adviser will adjust the asset allocation and risk profile of the Fund – its glide path – to what is generally seen to be a more conservative approach to reduce (but not eliminate) risk by increasing the allocation to asset classes that have historically been subject to lower levels of volatility. For example, a Fund with a target retirement date far into the future will typically invest a greater portion of its assets in asset classes with higher risk profiles and the potential for higher returns than a Fund that is intended for investors who are in their retirement years.

State Street Target Retirement Fund (Unaudited)

Asset Allocation as of December 31, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	19.7%
Domestic Fixed Income Funds	65.2%
International Equity Funds	10.0%
Real Estate Funds	4.9%
Short-Term Investment	0.2%
Liabilities in Excess of Other Assets	(0.0)%*
100.0%

*	Amount shown represents less than 0.05% of net assets.

State Street Target Retirement 2015 Fund (Unaudited)

Asset Allocation as of December 31, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	25.7%
Domestic Fixed Income Funds	55.2%
International Equity Funds	14.0%
Real Estate Funds	5.0%
Short-Term Investment	0.1%
Other Assets in Excess of Liabilities	0.0%*
100.0%

*	Amount shown represents less than 0.05% of net assets.

23

State Street Target Retirement 2020 Fund (Unaudited)

Asset Allocation as of December 31, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	34.2%
Domestic Fixed Income Funds	42.7%
International Equity Funds	20.0%
Real Estate Funds	3.0%
Short-Term Investment	0.1%
Other Assets in Excess of Liabilities	0.0%*
100.0%

*	Amount shown represents less than 0.05% of net assets.

State Street Target Retirement 2025 Fund (Unaudited)

Asset Allocation as of December 31, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	41.8%
Domestic Fixed Income Funds	32.1%
International Equity Funds	25.5%
Real Estate Funds	0.5%
Short-Term Investment	0.2%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

State Street Target Retirement 2030 Fund (Unaudited)

Asset Allocation as of December 31, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	46.6%
Domestic Fixed Income Funds	24.6%
International Equity Funds	28.7%
Short-Term Investment	0.1%
Liabilities in Excess of Other Assets	(0.0)%*
100.0%

*	Amount shown represents less than 0.05% of net assets.

24

State Street Target Retirement 2035 Fund (Unaudited)

Asset Allocation as of December 31, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	50.6%
Domestic Fixed Income Funds	18.0%
International Equity Funds	31.4%
Short-Term Investment	0.1%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

State Street Target Retirement 2040 Fund (Unaudited)

Asset Allocation as of December 31, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	53.6%
Domestic Fixed Income Funds	13.0%
International Equity Funds	33.3%
Short-Term Investment	0.1%
Liabilities in Excess of Other Assets	(0.0)%*
100.0%

*	Amount shown represents less than 0.05% of net assets.

State Street Target Retirement 2045 Fund (Unaudited)

Asset Allocation as of December 31, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	55.5%
Domestic Fixed Income Funds	9.8%
International Equity Funds	34.7%
Short-Term Investment	0.2%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

State Street Target Retirement 2050 Fund (Unaudited)

Asset Allocation as of December 31, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	55.6%
Domestic Fixed Income Funds	9.8%
International Equity Funds	34.7%
Short-Term Investment	0.1%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

25

State Street Target Retirement 2055 Fund (Unaudited)

Asset Allocation as of December 31, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	55.8%
Domestic Fixed Income Funds	9.8%
International Equity Funds	34.8%
Short-Term Investment	0.1%
Liabilities in Excess of Other Assets	(0.5)%
100.0%

State Street Target Retirement 2060 Fund (Unaudited)

Asset Allocation as of December 31, 2015 (as a percentage of Net Assets)

Domestic Equity Funds	57.7%
Domestic Fixed Income Funds	10.0%
International Equity Funds	36.0%
Short-Term Investment	0.8%
Liabilities in Excess of Other Assets	(4.5)%
100.0%

26

State Street Target Retirement Fund

Schedule of Investments

December 31, 2015

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.8%(a)
Domestic Equity – 19.7%
State Street Equity 500 Index II Portfolio	375,107	$3,871,104
State Street Small/Mid Cap Equity Index Portfolio	78,596	730,947

		4,602,051

Domestic Fixed Income – 65.2%
SPDR Barclays 1-10 Year TIPS ETF	221,217	4,242,942
SPDR Barclays High Yield Bond ETF	48,169	1,633,411
SPDR Barclays Short Term Corporate Bond ETF	30,696	933,159
SPDR Barclays Short Term Treasury ETF	123,343	3,712,624
State Street Aggregate Bond Index Portfolio	472,975	4,677,727

		15,199,863

International Equity – 10.0%
State Street Global Equity ex-U.S. Index Portfolio	276,385	2,335,452

Real Estate – 4.9%
SPDR Dow Jones Global Real Estate ETF	24,707	1,156,288

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $24,252,579)		23,293,654

SHORT-TERM INVESTMENT – 0.2%
Money Market Fund – 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23%(a)(b) (Cost $42,203)	42,203	42,203

TOTAL INVESTMENTS – 100.0%(c) (Cost $24,294,782)		23,335,857
Liabilities in Excess of Other Assets – (0.0)%(d)		(10,259)

NET ASSETS – 100.0%		$23,325,598

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (Note 4).

(b)	The rate shown is the annualized seven-day yield at December 31, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

(d)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to the financial statements.

27

State Street Target Retirement 2015 Fund

Schedule of Investments

December 31, 2015

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.9%(a)
Domestic Equity – 25.7%
State Street Equity 500 Index II Portfolio	111,971	$1,155,545
State Street Small/Mid Cap Equity Index Portfolio	23,068	214,531

		1,370,076

Domestic Fixed Income – 55.2%
SPDR Barclays 1-10 Year TIPS ETF	53,475	1,025,651
SPDR Barclays High Yield Bond ETF	11,031	374,061
SPDR Barclays Short Term Corporate Bond ETF	1,757	53,413
SPDR Barclays Short Term Treasury ETF	6,590	198,359
State Street Aggregate Bond Index Portfolio	129,905	1,284,764

		2,936,248

International Equity – 14.0%
State Street Global Equity ex-U.S. Index Portfolio	88,277	745,943

Real Estate – 5.0%
SPDR Dow Jones Global Real Estate ETF	5,658	264,794

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $5,519,063)		5,317,061

SHORT-TERM INVESTMENT – 0.1%
Money Market Fund – 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23%(a)(b) (Cost $5,195)	5,195	5,195

TOTAL INVESTMENTS – 100.0%(c) (Cost $5,524,258)		5,322,256
Other Assets in Excess of Liabilities – 0.0%(d)		249

NET ASSETS – 100.0%		$5,322,505

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (Note 4).

(b)	The rate shown is the annualized seven-day yield at December 31, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

(d)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to the financial statements.

28

State Street Target Retirement 2020 Fund

Schedule of Investments

December 31, 2015

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.9%(a)
Domestic Equity – 34.2%
State Street Equity 500 Index II Portfolio	1,466,126	$15,130,420
State Street Small/Mid Cap Equity Index Portfolio	368,793	3,429,773

		18,560,193

Domestic Fixed Income – 42.7%
SPDR Barclays 1-10 Year TIPS ETF	85,938	1,648,291
SPDR Barclays High Yield Bond ETF	96,236	3,263,363
SPDR Barclays Long Term Treasury ETF	30,708	2,145,875
SPDR Barclays TIPS ETF	84,566	4,619,841
State Street Aggregate Bond Index Portfolio	1,158,674	11,459,287

		23,136,657

International Equity – 20.0%
State Street Global Equity ex-U.S. Index Portfolio	1,283,147	10,842,592

Real Estate – 3.0%
SPDR Dow Jones Global Real Estate ETF	34,554	1,617,127

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $57,437,723)		54,156,569

SHORT-TERM INVESTMENT – 0.1%
Money Market Fund – 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23%(a)(b) (Cost $59,223)	59,223	59,223

TOTAL INVESTMENTS – 100.0%(c) (Cost $57,496,946)		54,215,792
Other Assets in Excess of Liabilities – 0.0%(d)		24,111

NET ASSETS – 100.0%		$54,239,903

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (Note 4).

(b)	The rate shown is the annualized seven-day yield at December 31, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

(d)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to the financial statements.

29

State Street Target Retirement 2025 Fund

Schedule of Investments

December 31, 2015

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.9%(a)
Domestic Equity – 41.8%
State Street Equity 500 Index II Portfolio	806,639	$8,324,515
State Street Small/Mid Cap Equity Index Portfolio	240,898	2,240,347

		10,564,862

Domestic Fixed Income – 32.1%
SPDR Barclays High Yield Bond ETF	35,195	1,193,463
SPDR Barclays Long Term Treasury ETF	32,230	2,252,232
SPDR Barclays TIPS ETF	19,973	1,091,125
State Street Aggregate Bond Index Portfolio	360,531	3,565,649

		8,102,469

International Equity – 25.5%
State Street Global Equity ex-U.S. Index Portfolio	761,307	6,433,045

Real Estate – 0.5%
SPDR Dow Jones Global Real Estate ETF	2,689	125,845

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $26,540,428)		25,226,221

SHORT-TERM INVESTMENT – 0.2%
Money Market Fund – 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23%(a)(b) (Cost $58,469)	58,469	58,469

TOTAL INVESTMENTS – 100.1%(c) (Cost $26,598,897)		25,284,690
Liabilities in Excess of Other Assets – (0.1)%		(17,949)

NET ASSETS – 100.0%		$25,266,741

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (Note 4).

(b)	The rate shown is the annualized seven-day yield at December 31, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See accompanying notes to the financial statements.

30

State Street Target Retirement 2030 Fund

Schedule of Investments

December 31, 2015

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.9%(a)
Domestic Equity – 46.6%
State Street Equity 500 Index II Portfolio	1,734,874	$17,903,899
State Street Small/Mid Cap Equity Index Portfolio	596,282	5,545,426

		23,449,325

Domestic Fixed Income – 24.6%
SPDR Barclays High Yield Bond ETF	26,115	885,559
SPDR Barclays Long Term Treasury ETF	71,969	5,029,194
SPDR Barclays TIPS ETF	11,571	632,124
State Street Aggregate Bond Index Portfolio	590,423	5,839,285

		12,386,162

International Equity – 28.7%
State Street Global Equity ex-U.S. Index Portfolio	1,710,901	14,457,117

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $53,583,583)		50,292,604

SHORT-TERM INVESTMENT – 0.1%
Money Market Fund – 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23%(a)(b) (Cost $61,616)	61,616	61,616

TOTAL INVESTMENTS – 100.0%(c) (Cost $53,645,199)		50,354,220
Liabilities in Excess of Other Assets – (0.0)%(d)		(14,695)

NET ASSETS – 100.0%		$50,339,525

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (Note 4).

(b)	The rate shown is the annualized seven-day yield at December 31, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

(d)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to the financial statements.

31

State Street Target Retirement 2035 Fund

Schedule of Investments

December 31, 2015

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 100.0%(a)
Domestic Equity – 50.6%
State Street Equity 500 Index II Portfolio	690,403	$7,124,961
State Street Small/Mid Cap Equity Index Portfolio	274,432	2,552,213

		9,677,174

Domestic Fixed Income – 18.0%
SPDR Barclays Long Term Treasury ETF	27,142	1,896,683
State Street Aggregate Bond Index Portfolio	156,435	1,547,145

		3,443,828

International Equity – 31.4%
State Street Global Equity ex-U.S. Index Portfolio	710,580	6,004,397

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $20,156,487)		19,125,399

SHORT-TERM INVESTMENT – 0.1%
Money Market Fund – 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23%(a)(b) (Cost $29,072)	29,072	29,072

TOTAL INVESTMENTS – 100.1%(c) (Cost $20,185,559)		19,154,471
Liabilities in Excess of Other Assets – (0.1)%		(26,472)

NET ASSETS – 100.0%		$19,127,999

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (Note 4).

(b)	The rate shown is the annualized seven-day yield at December 31, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See accompanying notes to the financial statements.

32

State Street Target Retirement 2040 Fund

Schedule of Investments

December 31, 2015

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 99.9%(a)
Domestic Equity – 53.6%
State Street Equity 500 Index II Portfolio	1,360,079	$14,036,017
State Street Small/Mid Cap Equity Index Portfolio	622,013	5,784,718

		19,820,735

Domestic Fixed Income – 13.0%
SPDR Barclays Long Term Treasury ETF	52,863	3,694,067
State Street Aggregate Bond Index Portfolio	113,396	1,121,488

		4,815,555

International Equity – 33.3%
State Street Global Equity ex-U.S. Index Portfolio	1,461,063	12,345,985

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $39,492,729)		36,982,275

SHORT-TERM INVESTMENT – 0.1%
Money Market Fund – 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23%(a)(b) (Cost $31,888)	31,888	31,888

TOTAL INVESTMENTS – 100.0%(c) (Cost $39,524,617)		37,014,163
Liabilities in Excess of Other Assets – (0.0)%(d)		(13,238)

NET ASSETS – 100.0%		$37,000,925

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (Note 4).

(b)	The rate shown is the annualized seven-day yield at December 31, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

(d)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to the financial statements.

33

State Street Target Retirement 2045 Fund

Schedule of Investments

December 31, 2015

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 100.0%(a)
Domestic Equity – 55.5%
State Street Equity 500 Index II Portfolio	352,592	$3,638,753
State Street Small/Mid Cap Equity Index Portfolio	174,812	1,625,748

		5,264,501

Domestic Fixed Income – 9.8%
SPDR Barclays Long Term Treasury ETF	13,291	928,775

International Equity – 34.7%
State Street Global Equity ex-U.S. Index Portfolio	389,014	3,287,166

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $10,073,180)		9,480,442

SHORT-TERM INVESTMENT – 0.2%
Money Market Fund – 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23%(a)(b) (Cost $14,605)	14,605	14,605

TOTAL INVESTMENTS – 100.2%(c) (Cost $10,087,785)		9,495,047
Liabilities in Excess of Other Assets – (0.2)%		(17,277)

NET ASSETS – 100.0%		$9,477,770

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (Note 4).

(b)	The rate shown is the annualized seven-day yield at December 31, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See accompanying notes to the financial statements.

34

State Street Target Retirement 2050 Fund

Schedule of Investments

December 31, 2015

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 100.1%(a)
Domestic Equity – 55.6%
State Street Equity 500 Index II Portfolio	249,153	$2,571,264
State Street Small/Mid Cap Equity Index Portfolio	123,526	1,148,791

		3,720,055

Domestic Fixed Income – 9.8%
SPDR Barclays Long Term Treasury ETF	9,374	655,055

International Equity – 34.7%
State Street Global Equity ex-U.S. Index Portfolio	274,892	2,322,840

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $7,121,091)		6,697,950

SHORT-TERM INVESTMENT – 0.1%
Money Market Fund – 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23%(a)(b) (Cost $9,103)	9,103	9,103

TOTAL INVESTMENTS – 100.2%(c) (Cost $7,130,194)		6,707,053
Liabilities in Excess of Other Assets – (0.2)%		(15,254)

NET ASSETS – 100.0%		$6,691,799

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (Note 4).

(b)	The rate shown is the annualized seven-day yield at December 31, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See accompanying notes to the financial statements.

35

State Street Target Retirement 2055 Fund

Schedule of Investments

December 31, 2015

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 100.4%(a)
Domestic Equity – 55.8%
State Street Equity 500 Index II Portfolio	128,106	$1,322,051
State Street Small/Mid Cap Equity Index Portfolio	63,513	590,671

		1,912,722

Domestic Fixed Income – 9.8%
SPDR Barclays Long Term Treasury ETF	4,795	335,075

International Equity – 34.8%
State Street Global Equity ex-U.S. Index Portfolio	141,338	1,194,305

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $3,675,515)		3,442,102

SHORT-TERM INVESTMENT – 0.1%
Money Market Fund – 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23%(a)(b) (Cost $2,406)	2,406	2,406

TOTAL INVESTMENTS – 100.5%(c) (Cost $3,677,921)		3,444,508
Liabilities in Excess of Other Assets – (0.5)%		(18,616)

NET ASSETS – 100.0%		$3,425,892

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (Note 4).

(b)	The rate shown is the annualized seven-day yield at December 31, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See accompanying notes to the financial statements.

36

State Street Target Retirement 2060 Fund

Schedule of Investments

December 31, 2015

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS – 103.7%(a)
Domestic Equity – 57.7%
State Street Equity 500 Index II Portfolio	22,757	$234,850
State Street Small/Mid Cap Equity Index Portfolio	11,281	104,915

		339,765

Domestic Fixed Income – 10.0%
SPDR Barclays Long Term Treasury ETF	843	58,909

International Equity – 36.0%
State Street Global Equity ex-U.S. Index Portfolio	25,103	212,124

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $648,253)		610,798

SHORT-TERM INVESTMENT – 0.8%
Money Market Fund – 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.23%(a)(b) (Cost $4,933)	4,933	4,933

TOTAL INVESTMENTS – 104.5%(c) (Cost $653,186)		615,731
Liabilities in Excess of Other Assets – (4.5)%		(26,745)

NET ASSETS – 100.0%		$588,986

(a)	Affiliated Funds managed by SSGA Funds Management, Inc. (Note 4).

(b)	The rate shown is the annualized seven-day yield at December 31, 2015.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs.

See accompanying notes to the financial statements.

37

State Street Institutional Investment Trust

Statements of Assets and Liabilities

December 31, 2015

	State Street Target Retirement Fund	State Street Target Retirement 2015 Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund
Assets
Investments in securities of affiliated funds, at value	$23,335,857	$5,322,256	$54,215,792	$25,284,690
Cash	198,965	6,666	490,781	150,497
Receivable for investments sold	22,449	126,701	735,888	194,796
Receivable for fund shares sold	29,538	2,877	113,885	46,510
Dividends receivable from affiliated funds (Note 4)	16,120	2,824	29,587	12,700
Receivable from Adviser (Note 4)	20,319	23,270	40,872	27,617
Prepaid Expenses	131	96	157	1,255

Total assets	23,623,379	5,484,690	55,626,962	25,718,065

Liabilities
Payable for investments purchased	244,225	111,070	1,326,485	394,742
Payable for fund shares repurchased	200	–	200	1,129
Advisory fees payable (Note 4)	1,004	220	2,372	1,112
Custodian fees payable (Note 4)	7,290	7,331	7,289	7,392
Professional fees payable	28,989	29,002	28,967	28,993
Registration and filing fees payable	8,743	6,428	9,343	8,760
Administration fees payable (Note 4)	5,346	4,626	6,925	5,605
Transfer agent fees payable	312	1,895	1,894	1,894
Sub-Transfer Agent fees payable (Note 4)	422	590	835	677
Distribution fees payable (Note 4)	64	87	75	–
Accrued expenses and other liabilities	1,186	936	2,674	1,020

Total liabilities	297,781	162,185	1,387,059	451,324

Net Assets	$23,325,598	$5,322,505	$54,239,903	$25,266,741

Net Assets Consist of:
Paid-in capital	$24,338,836	$5,545,282	$57,772,714	$26,670,188
Accumulated net realized gain (loss)	(54,313)	(20,775)	(251,657)	(89,240)
Net unrealized appreciation (depreciation) on investments	(958,925)	(202,002)	(3,281,154)	(1,314,207)

Net Assets	$23,325,598	$5,322,505	$54,239,903	$25,266,741

Class A
Net Assets	$407,771	$585,448	$125,299	$159,348
Shares of beneficial interest outstanding	41,667	60,225	12,840	16,365

Net asset value and redemption price per share	$9.79	$9.72	$9.76	$9.74

Maximum Sales Charge	4.50%	4.50%	4.50%	4.50%
Maximum offering price per share	$10.25	$10.18	$10.22	$10.20

See accompanying notes to the financial statements.

38

State Street Institutional Investment Trust

Statements of Assets and Liabilities — (continued)

	State Street Target Retirement Fund	State Street Target Retirement 2015 Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund
Class I
Net Assets	$653,052	$1,029,810	$1,811,234	$3,292,827
Shares of beneficial interest outstanding	66,739	105,935	185,740	338,012

Offering, net asset value, and redemption price per share	$9.79	$9.72	$9.75	$9.74

Class K
Net Assets	$22,264,775	$3,707,247	$52,303,370	$21,814,566
Shares of beneficial interest outstanding	2,275,827	381,509	5,367,570	2,238,026

Offering, net asset value, and redemption price per share	$9.78	$9.72	$9.74	$9.75

Investments in securities of affiliated funds, at cost	$24,294,782	$5,524,258	$57,496,946	$26,598,897

See accompanying notes to the financial statements.

39

State Street Institutional Investment Trust

Statements of Assets and Liabilities — (continued)

December 31, 2015

	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund
Assets
Investments in securities of affiliated funds, at value	$50,354,220	$19,154,471	$37,014,163	$9,495,047
Cash	70,264	6,746	6,747	6,687
Receivable for investments sold	206,177	241,926	111,104	100,718
Receivable for fund shares sold	109,170	50,535	109,862	57,375
Dividends receivable from affiliated funds (Note 4)	16,169	3,907	8,153	1,916
Receivable from Adviser (Note 4)	32,265	10,882	21,910	9,242
Prepaid Expenses	4,127	66	123	78

Total assets	50,792,392	19,468,533	37,272,062	9,671,063

Liabilities
Payable for investments purchased	393,376	273,549	197,868	141,794
Payable for fund shares repurchased	–	13,944	15,691	32
Advisory fees payable (Note 4)	2,164	783	1,586	393
Custodian fees payable (Note 4)	7,383	7,299	7,359	7,323
Professional fees payable	28,974	28,998	28,984	29,001
Registration and filing fees payable	9,572	9,195	9,635	8,477
Administration fees payable (Note 4)	6,625	5,175	5,956	4,687
Transfer agent fees payable	1,894	308	1,894	447
Sub-Transfer Agent fees payable (Note 4)	677	508	508	338
Distribution fees payable (Note 4)	–	78	58	51
Accrued expenses and other liabilities	2,202	697	1,598	750

Total liabilities	452,867	340,534	271,137	193,293

Net Assets	$50,339,525	$19,127,999	$37,000,925	$9,477,770

Net Assets Consist of:
Paid-in capital	$53,668,861	$20,107,877	$39,551,981	$10,038,277
Accumulated net realized gain (loss)	(38,357)	51,210	(40,602)	32,231
Net unrealized appreciation (depreciation) on investments	(3,290,979)	(1,031,088)	(2,510,454)	(592,738)

Net Assets	$50,339,525	$19,127,999	$37,000,925	$9,477,770

Class A
Net Assets	$158,738	$488,884	$140,778	$321,324
Shares of beneficial interest outstanding	16,264	50,000	14,503	33,334

Net asset value and redemption price per share	$9.76	$9.78	$9.71	$9.64

Maximum Sales Charge	4.50%	4.50%	4.50%	4.50%
Maximum offering price per share	$10.22	$10.24	$10.17	$10.09

See accompanying notes to the financial statements.

40

State Street Institutional Investment Trust

Statements of Assets and Liabilities — (continued)

	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund
Class I
Net Assets	$2,066,396	$1,416,443	$1,501,275	$782,452
Shares of beneficial interest outstanding	211,800	144,938	154,583	81,168

Offering, net asset value, and redemption price per share	$9.76	$9.77	$9.71	$9.64

Class K
Net Assets	$48,114,391	$17,222,672	$35,358,872	$8,373,994
Shares of beneficial interest outstanding	4,930,112	1,760,887	3,639,214	869,136

Offering, net asset value, and redemption price per share	$9.76	$9.78	$9.72	$9.63

Investments in securities of affiliated funds, at cost	$53,645,199	$20,185,559	$39,524,617	$10,087,785

See accompanying notes to the financial statements.

41

State Street Institutional Investment Trust

Statements of Assets and Liabilities — (continued)

December 31, 2015

	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund
Assets
Investments in securities of affiliated funds, at value	$6,707,053	$3,444,508	$615,731
Cash	6,689	6,696	6,594
Receivable for investments sold	72,368	39,205	8,926
Receivable for fund shares sold	62,133	46,249	4,628
Dividends receivable from affiliated funds (Note 4)	1,352	687	115
Receivable from Adviser (Note 4)	11,086	10,714	13,678
Prepaid Expenses	23	100	111

Total assets	6,860,704	3,548,159	649,783

Liabilities
Payable for investments purchased	113,052	72,342	10,594
Payable for fund shares repurchased	5,810	–	–
Advisory fees payable (Note 4)	274	142	25
Custodian fees payable (Note 4)	7,317	7,229	7,274
Professional fees payable	29,002	29,003	29,005
Registration and filing fees payable	7,948	7,637	7,271
Administration fees payable (Note 4)	4,506	4,373	4,256
Transfer agent fees payable	449	447	383
Sub-Transfer Agent fees payable (Note 4)	169	165	169
Distribution fees payable (Note 4)	25	25	25
Accrued expenses and other liabilities	353	904	1,795

Total liabilities	168,905	122,267	60,797

Net Assets	$6,691,799	$3,425,892	$588,986

Net Assets Consist of:
Paid-in capital	$7,091,399	$3,647,931	$631,010
Accumulated net realized gain (loss)	23,541	11,374	(4,569)
Net unrealized appreciation (depreciation) on investments	(423,141)	(233,413)	(37,455)

Net Assets	$6,691,799	$3,425,892	$588,986

Class A
Net Assets	$160,356	$160,017	$158,274
Shares of beneficial interest outstanding	16,667	16,667	16,667

Net asset value and redemption price per share	$9.62	$9.60	$9.50

Maximum Sales Charge	4.50%	4.50%	4.50%
Maximum offering price per share	$10.07	$10.05	$9.95

Class I
Net Assets	$795,012	$222,383	$161,667
Shares of beneficial interest outstanding	82,682	23,165	17,024

Offering, net asset value, and redemption price per share	$9.62	$9.60	$9.50

Class K
Net Assets	$5,736,431	$3,043,492	$269,045
Shares of beneficial interest outstanding	596,664	317,223	28,340

Offering, net asset value, and redemption price per share	$9.61	$9.59	$9.49

Investments in securities of affiliated funds, at cost	$7,130,194	$3,677,921	$653,186

See accompanying notes to the financial statements.

42

State Street Institutional Investment Trust

Statements of Operations

Year Ended December 31, 2015

	State Street Target Retirement Fund	State Street Target Retirement 2015 Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund
Income
Dividend income from affiliated funds (Note 4)	$391,704	$85,486	$1,079,570	$472,995

Expenses
Advisory fees (Note 4)	9,818	1,949	23,094	7,947
Administration fees (Note 4)	6,796	1,336	15,977	5,623
Custodian fees (Note 4)	48,724	48,248	48,780	48,788
Distribution fees (Note 4)
Class A	1,053	1,503	2,089	1,680
Trustees’ fees and expenses (Note 5)	12,737	12,730	12,720	12,672
Registration and filing fees	40,052	46,672	49,845	48,058
Professional fees	32,980	32,980	32,980	32,980
Transfer agent fees (Note 4)	48,118	42,982	44,593	37,148
Printing fees	17,837	1,642	18,394	5,272
Insurance fees	4,703	4,709	4,718	4,752
Miscellaneous expenses	4,398	4,436	4,728	4,324

Total expenses	227,216	199,187	257,918	209,244

Less: Expenses waived/reimbursed by the Adviser (Note 4)	(223,943)	(196,859)	(250,623)	(202,613)

Net expenses	3,273	2,328	7,295	6,631

Net Investment Income	$388,431	$83,158	$1,072,275	$466,364

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated funds (Note 4)	(95,416)	(18,913)	(448,097)	(159,757)
Capital gain distributions from affiliated funds (Note 4)	116,918	32,088	379,762	180,291
Change in unrealized appreciation (depreciation) on:
Affiliated funds (Note 4)	(951,858)	(191,735)	(3,275,754)	(1,307,490)

Total realized and unrealized loss	(930,356)	(178,560)	(3,344,089)	(1,286,956)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(541,925)	$(95,402)	$(2,271,814)	$(820,592)

See accompanying notes to the financial statements.

43

State Street Institutional Investment Trust

Statements of Operations — (continued)

Year Ended December 31, 2015

	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund
Income
Dividend income from affiliated funds (Note 4)	$962,252	$317,479	$688,538	$163,386

Expenses
Advisory fees (Note 4)	19,292	5,136	13,575	2,783
Administration fees (Note 4)	13,518	3,653	9,525	2,015
Custodian fees (Note 4)	48,759	48,816	48,681	48,247
Distribution fees (Note 4)
Class A	1,678	1,282	1,258	845
Trustees’ fees and expenses (Note 5)	12,705	12,687	12,719	12,710
Registration and filing fees	40,823	39,801	40,978	39,243
Professional fees	32,980	32,980	32,980	32,980
Transfer agent fees (Note 4)	35,204	32,486	36,008	32,370
Printing fees	15,069	3,160	10,622	1,597
Insurance fees	4,728	4,740	4,718	4,725
Miscellaneous expenses	4,619	4,252	4,467	4,209

Total expenses	229,375	188,993	215,531	181,724

Less: Expenses waived/reimbursed by the Adviser (Note 4)	(215,645)	(184,520)	(208,517)	(180,255)

Net expenses	13,730	4,473	7,014	1,469

Net Investment Income	$948,522	$313,006	$681,524	$161,917

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated funds (Note 4)	(308,559)	(11,139)	(252,329)	(14,359)
Capital gain distributions from affiliated funds (Note 4)	353,018	123,355	237,613	55,895
Change in unrealized appreciation (depreciation) on:
Affiliated funds (Note 4)	(3,292,644)	(1,033,263)	(2,515,873)	(597,567)

Total realized and unrealized loss	(3,248,185)	(921,047)	(2,530,589)	(556,031)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,299,663)	$(608,041)	$(1,849,065)	$(394,114)

See accompanying notes to the financial statements.

44

State Street Institutional Investment Trust

Statements of Operations — (continued)

Year Ended December 31, 2015

	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund
Income
Dividend income from affiliated funds (Note 4)	$116,698	$61,476	$11,768

Expenses
Advisory fees (Note 4)	1,996	1,194	304
Administration fees (Note 4)	1,452	852	181
Custodian fees (Note 4)	48,209	48,194	47,998
Distribution fees (Note 4)
Class A	422	422	422
Trustees’ fees and expenses (Note 5)	12,730	12,736	12,746
Registration and filing fees	39,030	38,829	38,634
Professional fees	32,980	32,980	32,980
Transfer agent fees (Note 4)	32,553	32,547	32,430
Printing fees	7,771	7,474	6,578
Insurance fees	4,783	4,703	4,694
Miscellaneous expenses	4,190	4,172	4,247

Total expenses	186,116	184,103	181,214

Less: Expenses waived/reimbursed by the Adviser (Note 4)	(184,847)	(183,172)	(180,664)

Net expenses	1,269	931	550

Net Investment Income	$115,429	$60,545	$11,218

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated funds (Note 4)	(11,951)	(3,536)	(2,005)
Capital gain distributions from affiliated funds (Note 4)	39,894	20,619	3,722
Change in unrealized appreciation (depreciation) on:
Affiliated funds (Note 4)	(425,274)	(235,545)	(39,623)

Total realized and unrealized loss	(397,331)	(218,462)	(37,906)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(281,902)	$(157,917)	$(26,688)

See accompanying notes to the financial statements.

45

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	State Street Target Retirement Fund		State Street Target Retirement 2015 Fund
	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$388,431	$7,577	$83,158	$10,948
Net realized gain on investments	21,502	5,878	13,175	14,292
Change in net unrealized appreciation (depreciation) on investments	(951,858)	(7,067)	(191,735)	(10,267)

Net increase (decrease) in net assets from operations	(541,925)	6,388	(95,402)	14,973

Distributions to Shareholders from:
Net investment income
Class A	(6,875)	(1,400)	(9,575)	(2,993)
Class I	(12,572)	(1,667)	(19,256)	(3,366)
Class K	(423,184)	(6,970)	(68,746)	(10,826)

Total distributions from net investment income	(442,631)	(10,037)	(97,577)	(17,185)

Net realized gain on investments
Class A	(446)	(8)	(3,082)	(6)
Class I	(708)	(8)	(5,356)	(6)
Class K	(23,832)	(31)	(19,119)	(17)

Total distributions from net realized gain on investments	(24,986)	(47)	(27,557)	(29)

Total distributions	(467,617)	(10,084)	(125,134)	(17,214)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Shares sold	–	416,668	19,093	583,334
Reinvestment of distributions	–	–	389	–
Shares redeemed	–	–	–	–

Net increase (decrease) from Capital share transactions	–	416,668	19,482	583,334

Class I
Shares sold	263,364	416,666	478,703	583,333
Reinvestment of distributions	4,918	–	10,886	–
Shares redeemed	(14,601)	–	(10,053)	–

Net increase from Capital share transactions	253,681	416,666	479,536	583,333

See accompanying notes to the financial statements.

46

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement Fund		State Street Target Retirement 2015 Fund
	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14
Class K
Shares sold	$25,201,323	$1,625,168	$3,479,044	$2,428,746
Reinvestment of distributions	446,730	5,118	74,140	7,179
Shares redeemed	(3,960,380)	(66,138)	(1,419,489)	(690,023)

Net increase from Capital share transactions	21,687,673	1,564,148	2,133,695	1,745,902

Total increase from Capital share transactions	21,941,354	2,397,482	2,632,713	2,912,569

Net Increase in Net Assets	20,931,812	2,393,786	2,412,177	2,910,328
Net Assets
Beginning of year	2,393,786	–	2,910,328	–

End of year	$23,325,598	$2,393,786	$5,322,505	$2,910,328

Changes in Shares:
Class A
Shares sold	–	41,667	1,851	58,334
Reinvestment of distributions	–	–	40	–
Shares redeemed	–	–	–	–

Net increase (decrease) in shares	–	41,667	1,891	58,334

Class I
Shares sold	26,040	41,666	47,498	58,333
Reinvestment of distributions	503	–	1,119	–
Shares redeemed	(1,470)	–	(1,015)	–

Net increase (decrease) in shares	25,073	41,666	47,602	58,333

Class K
Shares sold	2,466,852	161,439	341,849	240,505
Reinvestment of distributions	45,677	507	7,628	709
Shares redeemed	(392,094)	(6,554)	(141,333)	(67,849)

Net increase (decrease) in shares	2,120,435	155,392	208,144	173,365

*	Commencement of operations

See accompanying notes to the financial statements.

47

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2020 Fund		State Street Target Retirement 2025 Fund
	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$1,072,275	$16,017	$466,364	$15,220
Net realized gain (loss) on investments	(68,335)	20,500	20,534	23,854
Change in net unrealized appreciation (depreciation) on investments	(3,275,754)	(5,400)	(1,307,490)	(6,717)

Net increase (decrease) in net assets from operations	(2,271,814)	31,117	(820,592)	32,357

Distributions to Shareholders from:
Net investment income
Class A	(2,535)	(2,183)	(2,911)	(2,207)
Class I	(40,101)	(2,708)	(66,791)	(2,633)
Class K	(1,165,963)	(23,668)	(443,353)	(24,759)

Total distributions from net investment income	(1,208,599)	(28,559)	(513,055)	(29,599)

Net realized gain on investments
Class A	(130)	(8)	(469)	–
Class I	(1,820)	(8)	(9,439)	–
Class K	(52,927)	(63)	(62,650)	–

Total distributions from net realized gain on investments	(54,877)	(79)	(72,558)	–

Total distributions	(1,263,476)	(28,638)	(585,613)	(29,599)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Shares sold	–	833,334	–	666,668
Reinvestment of distributions	–	–	–	–
Shares redeemed	(700,000)	–	(500,000)	–

Net increase (decrease) from Capital share transactions	(700,000)	833,334	(500,000)	666,668

Class I
Shares sold	2,095,038	833,333	3,545,478	666,666
Reinvestment of distributions	41,240	–	74,740	–
Shares redeemed	(1,074,819)	–	(819,957)	–

Net increase from Capital share transactions	1,061,459	833,333	2,800,261	666,666

See accompanying notes to the financial statements.

48

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2020 Fund		State Street Target Retirement 2025 Fund
	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14
Class K
Shares sold	$54,305,605	$6,398,928	$20,290,732	$5,872,425
Reinvestment of distributions	1,218,209	20,590	504,513	21,786
Shares redeemed	(6,198,744)	–	(3,374,698)	(278,165)

Net increase from Capital share transactions	49,325,070	6,419,518	17,420,547	5,616,046

Total increase from Capital share transactions	49,686,529	8,086,185	19,720,808	6,949,380

Net Increase in Net Assets	46,151,239	8,088,664	18,314,603	6,952,138
Net Assets
Beginning of year	8,088,664	–	6,952,138	–

End of year	$54,239,903	$8,088,664	$25,266,741	$6,952,138

Changes in Shares:
Class A
Shares sold	–	83,333	–	66,667
Reinvestment of distributions	–	–	–	–
Shares redeemed	(70,493)	–	(50,302)	–

Net increase (decrease) in shares	(70,493)	83,333	(50,302)	66,667

Class I
Shares sold	205,910	83,333	346,239	66,666
Reinvestment of distributions	4,212	–	7,627	–
Shares redeemed	(107,715)	–	(82,520)	–

Net increase (decrease) in shares	102,407	83,333	271,346	66,666

Class K
Shares sold	5,221,705	629,480	1,964,901	576,019
Reinvestment of distributions	124,434	2,017	51,429	2,125
Shares redeemed	(610,066)	–	(329,310)	(27,138)

Net increase (decrease) in shares	4,736,073	631,497	1,687,020	551,006

*	Commencement of operations

See accompanying notes to the financial statements.

49

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund
	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$948,522	$13,928	$313,006	$9,220
Net realized gain on investments	44,459	24,817	112,216	16,757
Change in net unrealized appreciation (depreciation) on investments	(3,292,644)	1,665	(1,033,263)	2,175

Net increase (decrease) in net assets from operations	(2,299,663)	40,410	(608,041)	28,152

Distributions to Shareholders from:
Net investment income
Class A	(2,903)	(4,160)	(7,505)	(2,195)
Class I	(41,975)	(4,580)	(24,736)	(2,515)
Class K	(980,918)	(23,450)	(302,182)	(17,579)

Total distributions from net investment income	(1,025,796)	(32,190)	(334,423)	(22,289)

Net realized gain on investments
Class A	(39)	–	(1,130)	–
Class I	(495)	–	(3,189)	–
Class K	(11,563)	–	(38,958)	–

Total distributions from net realized gain on investments	(12,097)	–	(43,277)	–

Total distributions	(1,037,893)	(32,190)	(377,700)	(22,289)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Shares sold	–	666,668	–	500,000
Reinvestment of distributions	–	–	–	–
Shares redeemed	(500,000)	–	–	–

Net increase (decrease) from Capital share transactions	(500,000)	666,668	–	500,000

Class I
Shares sold	2,100,119	666,666	1,448,614	500,000
Reinvestment of distributions	41,171	–	18,030	–
Shares redeemed	(635,900)	–	(470,339)	–

Net increase from Capital share transactions	1,505,390	666,666	996,305	500,000

See accompanying notes to the financial statements.

50

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund
	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14
Class K
Shares sold	$50,162,805	$3,587,243	$16,271,335	$3,243,252
Reinvestment of distributions	991,182	18,530	331,244	14,813
Shares redeemed	(3,078,374)	(351,249)	(1,709,612)	(39,460)

Net increase from Capital share transactions	48,075,613	3,254,524	14,892,967	3,218,605

Total increase from Capital share transactions	49,081,003	4,587,858	15,889,272	4,218,605

Net Increase in Net Assets	45,743,447	4,596,078	14,903,531	4,224,468
Net Assets
Beginning of year	4,596,078	–	4,224,468	–

End of year	$50,339,525	$4,596,078	$19,127,999	$4,224,468

Changes in Shares:
Class A
Shares sold	–	66,667	–	50,000
Reinvestment of distributions	–	–	–	–
Shares redeemed	(50,403)	–	–	–

Net increase (decrease) in shares	(50,403)	66,667	–	50,000

Class I
Shares sold	204,851	66,666	141,478	50,000
Reinvestment of distributions	(63,910)	–	1,832	–
Shares redeemed	4,193	–	(48,372)	–

Net increase (decrease) in shares	145,134	66,666	94,938	50,000

Class K
Shares sold	4,813,095	351,981	1,577,668	317,876
Reinvestment of distributions	100,832	1,808	33,629	1,442
Shares redeemed	(303,369)	(34,235)	(165,886)	(3,842)

Net increase (decrease) in shares	4,610,558	319,554	1,445,411	315,476

*	Commencement of operations

See accompanying notes to the financial statements.

51

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2040 Fund		State Street Target Retirement 2045 Fund
	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$681,524	$8,993	$161,917	$5,855
Net realized gain (loss) on investments	(14,716)	16,878	41,536	11,479
Change in net unrealized appreciation (depreciation) on investments	(2,515,873)	5,419	(597,567)	4,829

Net increase (decrease) in net assets from operations	(1,849,065)	31,290	(394,114)	22,163

Distributions to Shareholders from:
Net investment income
Class A	(2,389)	(4,395)	(4,950)	(5,183)
Class I	(28,489)	(4,715)	(13,746)	(5,397)
Class K	(675,956)	(14,728)	(146,988)	(5,567)

Total distributions from net investment income	(706,834)	(28,838)	(165,684)	(16,147)

Net realized gain on investments
Class A	(10)	–	(233)	–
Class I	(105)	–	(555)	–
Class K	(2,494)	–	(5,937)	–

Total distributions from net realized gain on investments	(2,609)	–	(6,725)	–

Total distributions	(709,443)	(23,838)	(172,409)	(16,147)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Shares sold	–	500,000	–	333,334
Reinvestment of distributions	–	–	–	–
Shares redeemed	(350,000)	–	–	–

Net increase (decrease) from Capital share transactions	(350,000)	500,000	–	333,334

Class I
Shares sold	1,480,464	500,000	522,915	333,333
Reinvestment of distributions	26,782	–	8,291	–
Shares redeemed	(442,151)	–	(49,329)	–

Net increase from Capital share transactions	1,065,095	500,000	481,877	333,333

See accompanying notes to the financial statements.

52

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2040 Fund		State Street Target Retirement 2045 Fund
	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14
Class K
Shares sold	$38,333,743	$1,506,928	$8,858,523	$333,333
Reinvestment of distributions	676,639	9,763	146,915	–
Shares redeemed	(2,690,187)	–	(449,038)	–

Net increase from Capital share transactions	36,320,195	1,516,691	8,556,400	333,333

Total increase from Capital share transactions	37,035,290	2,516,691	9,038,277	1,000,000

Net Increase in Net Assets	34,476,782	2,524,143	8,471,754	1,006,016
Net Assets
Beginning of year	2,524,143	–	1,006,016	–

End of year	$37,000,925	$2,524,143	$9,477,770	$1,006,016

Changes in Shares:
Class A
Shares sold	–	50,000	–	33,334
Reinvestment of distributions	–	–	–	–
Shares redeemed	(35,497)	–	–	–

Net increase (decrease) in shares	(35,497)	50,000	–	33,334

Class I
Shares sold	146,414	50,000	51,774	33,333
Reinvestment of distributions	2,736	–	854	–
Shares redeemed	(44,567)	–	(4,793)	–

Net increase (decrease) in shares	104,583	50,000	47,835	33,333

Class K
Shares sold	3,684,709	148,319	865,612	33,333
Reinvestment of distributions	69,115	953	15,130	–
Shares redeemed	(263,882)	–	(44,939)	–

Net increase (decrease) in shares	3,489,942	149,272	835,803	33,333

*	Commencement of operations

See accompanying notes to the financial statements.

53

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund
	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$115,429	$2,871	$60,545	$2,873
Net realized gain on investments	27,943	6,022	17,083	6,022
Change in net unrealized appreciation (depreciation) on investments	(425,274)	2,133	(235,545)	2,132

Net increase (decrease) in net assets from operations	(281,902)	11,026	(157,917)	11,027

Distributions to Shareholders from:
Net investment income
Class A	(2,505)	(2,548)	(2,587)	(2,549)
Class I	(13,951)	(2,653)	(4,139)	(2,653)
Class K	(101,651)	(2,738)	(55,216)	(2,738)

Total distributions from net investment income	(118,107)	(7,939)	(61,942)	(7,940)

Net realized gain on investments
Class A	(63)	(35)	(248)	(35)
Class I	(303)	(35)	(343)	(35)
Class K	(2,207)	(35)	(4,571)	(35)

Total distributions from net realized gain on investments	(2,573)	(105)	(5,162)	(105)

Total distributions	(120,680)	(8,044)	(67,104)	(8,045)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Shares sold	–	166,668	–	166,668
Reinvestment of distributions	–	–	–	–
Shares redeemed	–	–	–	–

Net increase (decrease) from Capital share transactions	–	166,668	–	166,668

Class I
Shares sold	652,035	166,666	68,422	166,666
Reinvestment of distributions	11,274	–	1,233	–
Shares redeemed	(6,801)	–	(3,942)	–

Net increase from Capital share transactions	656,508	166,666	65,713	166,666

See accompanying notes to the financial statements.

54

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund
	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14
Class K
Shares sold	$6,095,771	$166,666	$3,219,778	$166,666
Reinvestment of distributions	100,879	–	56,539	–
Shares redeemed	(261,759)	–	(194,099)	–

Net increase from Capital share transactions	5,934,891	166,666	3,082,218	166,666

Total increase from Capital share transactions	6,591,399	500,000	3,147,931	500,000

Net Increase in Net Assets	6,188,817	502,982	2,922,910	502,982
Net Assets
Beginning of year	502,982	–	502,982	–

End of year	$6,691,799	$502,982	$3,425,892	$502,982

Changes in Shares:
Class A
Shares sold	–	16,667	–	16,667
Reinvestment of distributions	–	–	–	–
Shares redeemed	–	–	–	–

Net increase (decrease) in shares	–	16,667	–	16,667

Class I
Shares sold	65,536	16,666	6,774	16,666
Reinvestment of distributions	1,164	–	128	–
Shares redeemed	(684)	–	(403)	–

Net increase (decrease) in shares	66,016	16,666	6,499	16,666

Class K
Shares sold	595,396	16,667	314,049	16,667
Reinvestment of distributions	10,411	–	5,847	–
Shares redeemed	(25,810)	–	(19,340)	–

Net increase (decrease) in shares	579,997	16,667	300,556	16,667

*	Commencement of operations

See accompanying notes to the financial statements.

55

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2060 Fund
	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$11,218	$2,880
Net realized gain on investments	1,717	5,990
Change in net unrealized appreciation (depreciation) on investments	(39,623)	2,168

Net increase (decrease) in net assets from operations	(26,688)	11,038

Distributions to Shareholders from:
Net investment income
Class A	(2,828)	(2,538)
Class I	(3,305)	(2,643)
Class K	(5,351)	(2,728)

Total distributions from net investment income	(11,484)	(7,909)

Net realized gain on investments
Class A	(1,880)	(27)
Class I	(1,917)	(27)
Class K	(3,103)	(27)

Total distributions from net realized gain on investments	(6,900)	(81)

Total distributions	(18,384)	(7,990)

Net Increase (Decrease) from Capital Share Transactions:
Class A
Shares sold	–	166,668
Reinvestment of distributions	–	–
Shares redeemed	–	–

Net increase (decrease) from Capital share transactions	–	166,668

Class I
Shares sold	3,454	166,666
Reinvestment of distributions	101	–
Shares redeemed	(3)	–

Net increase from Capital share transactions	3,552	166,666

Class K
Shares sold	227,182	166,666
Reinvestment of distributions	3,332	–
Shares redeemed	(103,056)	–

Net increase from Capital share transactions	127,458	166,666

Total increase from Capital share transactions	131,010	500,000

Net Increase in Net Assets	85,938	503,048
Net Assets
Beginning of year	503,048	–

End of year	$588,986	$503,048

See accompanying notes to the financial statements.

56

State Street Institutional Investment Trust

Statements of Changes in Net Assets — (continued)

	State Street Target Retirement 2060 Fund
	For the year December 31, 2015	For the Period 9/30/14* to 12/31/14
Changes in Shares:
Class A
Shares sold	$–	$16,667
Reinvestment of distributions	–	–
Shares redeemed	–	–

Net increase (decrease) in shares	–	16,667

Class I
Shares sold	347	16,666
Reinvestment of distributions	11	–
Shares redeemed	–	–

Net increase (decrease) in shares	358	16,666

Class K
Shares sold	22,197	16,667
Reinvestment of distributions	348	–
Shares redeemed	(10,872)	–

Net increase (decrease) in shares	11,673	16,667

*	Commencement of operations

See accompanying notes to the financial statements.

57

State Street Institutional Investment Trust

Financial Highlights

Selected data for a Class A Share of beneficial interest outstanding throughout each period is presented below:

	State Street Target Retirement Fund			State Street Target Retirement 2015 Fund			State Street Target Retirement 2020 Fund
	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.03	$10.00		$10.03	$10.00		$10.14	$10.00

Investment Operations:
Net investment income(a)	0.15	0.05		0.17	0.05		0.24	0.05
Net realized and unrealized gain (loss) on investments	(0.21)	0.01		(0.27)	0.03		(0.41)	0.12

Total from investment operations	(0.06)	0.06		(0.10)	0.08		(0.17)	0.17

Less Distributions From:
Net investment income	(0.17)	(0.03)		(0.16)	(0.05)		(0.20)	(0.03)
Net realized gains	(0.01)	(0.00	)(b)	(0.05)	(0.00	)(b)	(0.01)	(0.00	)(b)

Total distributions	(0.18)	(0.03)		(0.21)	(0.05)		(0.21)	(0.03)

Net increase (decrease) in net assets	(0.24)	0.03		(0.31)	0.03		(0.38)	0.14

Net Asset Value, End of Period	$9.79	$10.03		$9.72	$10.03		$9.76	$10.14

Total Return(c)	(0.64)%	0.64%		(1.00)%	0.81%		(1.71)%	1.66%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$408	$418		$585	$585		$125	$845
Ratios to average net assets:
Expenses before waiver and payments by affiliates	1.40%	21.65	%(d)	5.32%	15.05	%(d)	0.80%	9.36	%(d)
Expenses net of waiver and payments by affiliates	0.26%	0.62	%(d)	0.27%	0.62	%(d)	0.26%	0.62	%(d)
Net investment income	1.48%	1.82	%(d)	1.65%	2.06	%(d)	2.30%	2.32	%(d)
Portfolio turnover rate	31%	8	%(e)	55%	39	%(e)	39%	5	%(e)

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

*	Commencement of operations

See accompanying notes to the financial statements.

58

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a Class A Share of beneficial interest outstanding throughout each year is presented below:

	State Street Target Retirement 2025 Fund			State Street Target Retirement 2030 Fund				State Street Target Retirement 2035 Fund
	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14		Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.16	$10.00		$10.15		$10.00		$10.17	$10.00

Investment Operations:
Net investment income(a)	0.23	0.06		0.23		0.05		0.17	0.06
Net realized and unrealized gain (loss) on investments	(0.44)	0.13		(0.44)		0.16		(0.39)	0.15

Total from investment operations	(0.21)	0.19		(0.21)		0.21		(0.22)	0.21

Less Distributions From:
Net investment income	(0.18)	(0.03)		(0.18)		(0.06)		(0.15)	(0.04)
Net realized gains	(0.03)	–		(0.00	)(b)	–		(0.02)	–

Total distributions	(0.21)	(0.03)		(0.18)		(0.06)		(0.17)	(0.04)

Net increase (decrease) in net assets	(0.42)	0.16		(0.39)		0.15		(0.39)	0.17

Net Asset Value, End of Period	$9.74	$10.16		$9.76		$10.15		$9.78	$10.17

Total Return(c)	(2.11)%	1.93%		(2.07)%		2.12%		(2.15)%	2.13%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$159	$677		$159		$676		$489	$508
Ratios to average net assets:
Expenses before waiver and payments by affiliates	1.56%	10.90	%(d)	0.84%		12.85	%(d)	2.08%	17.04	%(d)
Expenses net of waiver and payments by affiliates	0.28%	0.62	%(d)	0.28%		0.62	%(d)	0.28%	0.62	%(d)
Net investment income	2.27%	2.38	%(d)	2.21%		2.05	%(d)	1.65%	2.53	%(d)
Portfolio turnover rate	51%	13	%(e)	33%		18	%(e)	38%	7	%(e)

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

*	Commencement of operations

See accompanying notes to the financial statements.

59

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a Class A Share of beneficial interest outstanding throughout each year is presented below:

	State Street Target Retirement 2040 Fund				State Street Target Retirement 2045 Fund			State Street Target Retirement 2050 Fund
	Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14		Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.13		$10.00		$10.06	$10.00		$10.06		$10.00

Investment Operations:
Net investment income(a)	0.21		0.06		0.17	0.05		0.16		0.05
Net realized and unrealized gain (loss) on investments	(0.47)		0.16		(0.43)	0.17		(0.45)		0.16

Total from investment operations	(0.26)		0.22		(0.26)	0.22		(0.29)		0.21

Less Distributions From:
Net investment income	(0.16)		(0.09)		(0.15)	(0.16)		(0.15)		(0.15)
Net realized gains	(0.00	)(b)	–		(0.01)	–		(0.00	)(b)	(0.00	)(b)

Total distributions	(0.16)		(0.09)		(0.16)	(0.16)		(0.15)		(0.15)

Net increase (decrease) in net assets	(0.42)		0.13		(0.42)	0.06		(0.44)		0.06

Net Asset Value, End of Period	$9.71		$10.13		$9.64	$10.06		$9.62		$10.06

Total Return(c)	(2.53)%		2.17%		(2.64)%	2.14%		(2.85)%		2.13%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$141		$506		$321	$335		$160		$168
Ratios to average net assets:
Expenses before waiver and payments by affiliates	1.04%		18.29	%(d)	3.50%	30.47	%(d)	4.90%		59.96	%(d)
Expenses net of waiver and payments by affiliates	0.27%		0.62	%(d)	0.26%	0.62	%(d)	0.27%		0.62	%(d)
Net investment income	2.07%		2.28	%(d)	1.63%	2.07	%(d)	1.61%		2.03	%(d)
Portfolio turnover rate	38%		5	%(e)	35%	5	%(e)	35%		7	%(e)

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

*	Commencement of operations

See accompanying notes to the financial statements.

60

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a Class A Share of beneficial interest outstanding throughout each year is presented below:

	State Street Target Retirement 2055 Fund			State Street Target Retirement 2060 Fund
	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.06	$10.00		$10.06	$10.00

Investment Operations:
Net investment income(a)	0.16	0.05		0.17	0.05
Net realized and unrealized gain (loss) on investments	(0.45)	0.16		(0.45)	0.16

Total from investment operations	(0.29)	0.21		(0.28)	0.21

Less Distributions From:
Net investment income	(0.16)	(0.15)		(0.17)	(0.15)
Net realized gains	(0.01)	(0.00	)(b)	(0.11)	(0.00	)(b)

Total distributions	(0.17)	(0.15)		(0.28)	(0.15)

Net increase (decrease) in net assets	(0.46)	0.06		(0.56)	0.06

Net Asset Value, End of Period	$9.60	$10.06		$9.50	$10.06

Total Return(c)	(2.90)%	2.13%		(2.78)%	2.12%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$160	$168		$158	$168
Ratios to average net assets:
Expenses before waiver and payments by affiliates(d)	7.94%	59.87	%(d)	30.01%	59.73	%(d)
Expenses net of waiver and payments by affiliates(d)	0.27%	0.62	%(d)	0.27%	0.62	%(d)
Net investment income(d)	1.62%	2.03	%(d)	1.68%	2.04	%(d)
Portfolio turnover rate	40%	7	%(e)	73%	7	%(e)

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

*	Commencement of operations

See accompanying notes to the financial statements.

61

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a Class I Share of beneficial interest outstanding throughout each period is presented below:

	State Street Target Retirement Fund			State Street Target Retirement 2015 Fund			State Street Target Retirement 2020 Fund
	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.03	$10.00		$10.03	$10.00		$10.14	$10.00

Investment Operations:
Net investment income (loss)(a)	0.19	0.05		0.23	0.06		0.33	0.06
Net realized and unrealized gain (loss) on investments	(0.23)	0.02		(0.31)	0.03		(0.49)	0.11

Total from investment operations	(0.04)	0.07		(0.08)	0.09		(0.16)	0.17

Less Distributions From:
Net investment income	(0.19)	(0.04)		(0.18)	(0.06)		(0.22)	(0.03)
Net realized gains	(0.01)	(0.00	)(b)	(0.05)	(0.00	)(b)	(0.01)	(0.00	)(b)

Total distributions	(0.20)	(0.04)		(0.23)	(0.06)		(0.23)	(0.03)

Net increase (decrease) in net assets	(0.24)	0.03		(0.31)	0.03		(0.39)	0.14

Net Asset Value, End of Period	$9.79	$10.03		$9.72	$10.03		$9.75	$10.14

Total Return(c)	(0.39)%	0.70%		(0.75)%	0.87%		(1.56)%	1.72%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$653	$418		$1,030	$585		$1,811	$845
Ratios to average net assets:
Expenses before waiver and payments by affiliates	1.15%	21.40	%(d)	5.07%	14.80	%(d)	0.55%	9.11	%(d)
Expenses net of waiver and payments by affiliates	0.01%	0.37	%(d)	0.02%	0.37	%(d)	0.01%	0.37	%(d)
Net investment income	1.94%	2.07	%(d)	2.32%	2.31	%(d)	3.28%	2.57	%(d)
Portfolio turnover rate	31%	8	%(e)	55%	39	%(e)	39%	5	%(e)

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

*	Commencement of operations

See accompanying notes to the financial statements.

62

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a Class I Share of beneficial interest outstanding throughout each period is presented below:

	State Street Target Retirement 2025 Fund			State Street Target Retirement 2030 Fund				State Street Target Retirement 2035 Fund
	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14		Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.16	$10.00		$10.15		$10.00		$10.17	$10.00

Investment Operations:
Net investment income (loss)(a)	0.37	0.06		0.35		0.06		0.31	0.07
Net realized and unrealized gain (loss) on investments	(0.56)	0.14		(0.54)		0.16		(0.51)	0.15

Total from investment operations	(0.19)	0.20		(0.19)		0.22		(0.20)	0.22

Less Distributions From:
Net investment income	(0.20)	(0.04)		(0.20)		(0.07)		(0.18)	(0.05)
Net realized gains	(0.03)	–		(0.00	)(b)	–		(0.02)	–

Total distributions	(0.23)	(0.04)		(0.20)		(0.07)		(0.20)	(0.05)

Net increase (decrease) in net assets	(0.42)	0.16		(0.39)		0.15		(0.40)	0.17

Net Asset Value, End of Period	$9.74	$10.16		$9.76		$10.15		$9.77	$10.17

Total Return(c)	(1.87)%	1.99%		(1.83)%		2.18%		(2.00)%	2.20%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$3,293	$677		$2,066		$676		$1,416	$508
Ratios to average net assets:
Expenses before waiver and payments by affiliates	1.31%	10.65	%(d)	0.59%		12.59	%(d)	1.83%	16.79	%(d)
Expenses net of waiver and payments by affiliates	0.03%	0.37	%(d)	0.03%		0.37	%(d)	0.03%	0.37	%(d)
Net investment income	3.71%	2.63	%(d)	3.52%		2.30	%(d)	3.07%	2.78	%(d)
Portfolio turnover rate	51%	13	%(e)	33%		18	%(e)	38%	7	%(e)

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

*	Commencement of operations.

See accompanying notes to the financial statements.

63

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a Class I Share of beneficial interest outstanding throughout each period is presented below:

	State Street Target Retirement 2040 Fund				State Street Target Retirement 2045 Fund			State Street Target Retirement 2050 Fund
	Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14		Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.13		$10.00		$10.06	$10.00		$10.06		$10.00

Investment Operations:
Net investment income (loss)(a)	0.40		0.06		0.30	0.06		0.43		0.06
Net realized and unrealized gain (loss) on investments	(0.63)		0.16		(0.54)	0.16		(0.69)		0.16

Total from investment operations	(0.23)		0.22		(0.24)	0.22		(0.26)		0.22

Less Distributions From:
Net investment income	(0.19)		(0.09)		(0.17)	(0.16)		(0.18)		(0.16)
Net realized gains	(0.00	)(b)	–		(0.01)	–		(0.00	)(b)	(0.00	)(b)

Total distributions	(0.19)		(0.09)		(0.18)	(0.16)		(0.18)		(0.16)

Net increase (decrease) in net assets	(0.42)		0.13		(0.42)	0.06		(0.44)		0.06

Net Asset Value, End of Period	$9.71		$10.13		$9.64	$10.06		$9.62		$10.06

Total Return(c)	(2.28)%		2.23%		(2.40)%	2.20%		(2.61)%		2.20%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$1,501		$506		$782	$335		$795		$168
Ratios to average net assets:
Expenses before waiver and payments by affiliates	0.79%		18.04	%(d)	3.25%	30.22	%(d)	4.65%		59.71	%(d)
Expenses net of waiver and payments by affiliates	0.02%		0.37	%(d)	0.01%	0.37	%(d)	0.02%		0.37	%(d)
Net investment income	4.02%		2.53	%(d)	2.97%	2.32	%(d)	4.40%		2.28	%(d)
Portfolio turnover rate	38%		5	%(e)	35%	5	%(e)	35%		7	%(e)

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

*	Commencement of operations.

See accompanying notes to the financial statements.

64

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a Class I Share of beneficial interest outstanding throughout each period is presented below:

	State Street Target Retirement 2055 Fund			State Street Target Retirement 2060 Fund
	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.06	$10.00		$10.06	$10.00

Investment Operations:
Net investment income (loss)(a)	0.22	0.06		0.20	0.06
Net realized and unrealized gain (loss) on investments	(0.49)	0.16		(0.46)	0.16

Total from investment operations	(0.27)	0.22		(0.26)	0.22

Less Distributions From:
Net investment income	(0.18)	(0.16)		(0.19)	(0.16)
Net realized gains	(0.01)	(0.00	)(b)	(0.11)	(0.00	)(b)

Total distributions	(0.19)	(0.16)		(0.30)	(0.16)

Net increase (decrease) in net assets	(0.46)	0.06		(0.56)	0.06

Net Asset Value, End of Period	$9.60	$10.06		$9.50	$10.06

Total Return(c)	(2.65)%	2.20%		(2.53)%	2.18%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$222	$168		$162	$168
Ratios to average net assets:
Expenses before waiver and payments by affiliates	7.69%	59.62	%(d)	29.76%	59.48	%(d)
Expenses net of waiver and payments by affiliates	0.02%	0.37	%(d)	0.02%	0.37	%(d)
Net investment income	2.20%	2.28	%(d)	1.96%	2.29	%(d)
Portfolio turnover rate	40%	7	%(e)	73%	7	%(e)

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

*	Commencement of operations.

See accompanying notes to the financial statements.

65

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a Class K Share of beneficial interest outstanding throughout each period is presented below:

	State Street Target Retirement Fund			State Street Target Retirement 2015 Fund			State Street Target Retirement 2020 Fund
	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.03	$10.00		$10.03	$10.00		$10.13	$10.00

Investment Operations:
Net investment income(a)	0.20	0.06		0.22	0.06		0.23	0.04
Net realized and unrealized gain (loss) on investments	(0.25)	0.02		(0.30)	0.03		(0.39)	0.13

Total from investment operations	(0.05)	0.08		(0.08)	0.09		(0.16)	0.17

Less Distributions From:
Net investment income	(0.19)	(0.05)		(0.18)	(0.06)		(0.22)	(0.04)
Net realized gains	(0.01)	(0.00	)(b)	(0.05)	(0.00	)(b)	(0.01)	(0.00	)(b)

Total distributions	(0.20)	(0.05)		(0.23)	(0.06)		(0.23)	(0.04)

Net increase (decrease) in net assets	(0.25)	0.03		(0.31)	0.03		(0.39)	0.13

Net Asset Value, End of Period	$9.78	$10.03		$9.72	$10.03		$9.74	$10.13

Total Return(c)	(0.49)%	0.75%		(0.74)%	0.92%		(1.57)%	1.67%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$22,265	$1,558		$3,707	$1,740		$52,303	$6,399
Ratios to average net assets:
Expenses before waiver and payments by affiliates	1.15%	25.06	%(d)	5.07%	18.68	%(d)	0.55%	11.13	%(d)
Expenses net of waiver and payments by affiliates	0.01%	0.17	%(d)	0.02%	0.17	%(d)	0.01%	0.17	%(d)
Net investment income	1.99%	2.59	%(d)	2.19%	2.50	%(d)	2.29%	1.62	%(d)
Portfolio turnover rate	31%	8	%(e)	55%	39	%(e)	39%	5	%(e)

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

*	Commencement of operations.

See accompanying notes to the financial statements.

66

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a Class K Share of beneficial interest outstanding throughout each period is presented below:

	State Street Target Retirement 2025 Fund			State Street Target Retirement 2030 Fund				State Street Target Retirement 2035 Fund
	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14		Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.16	$10.00		$10.15		$10.00		$10.17	$10.00

Investment Operations:
Net investment income(a)	0.29	0.05		0.25		0.07		0.32	0.03
Net realized and unrealized gain (loss) on investments	(0.47)	0.15		(0.44)		0.15		(0.51)	0.20

Total from investment operations	(0.18)	0.20		(0.19)		0.22		(0.19)	0.23

Less Distributions From:
Net investment income	(0.20)	(0.04)		(0.20)		(0.07)		(0.18)	(0.06)
Net realized gains	(0.03)	–		(0.00	)(b)	–		(0.02)	–

Total distributions	(0.23)	(0.04)		(0.20)		(0.07)		(0.20)	(0.06)

Net increase (decrease) in net assets	(0.41)	0.16		(0.39)		0.15		(0.39)	0.17

Net Asset Value, End of Period	$9.75	$10.16		$9.76		$10.15		$9.78	$10.17

Total Return(c)	(1.77)%	2.04%		(1.83)%		2.23%		(1.90)%	2.25%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$21,815	$5,597		$48,114		$3,243		$17,223	$3,208
Ratios to average net assets:
Expenses before waiver and payments by affiliates	1.31%	11.75	%(d)	0.59%		14.05	%(d)	1.83%	17.89	%(d)
Expenses net of waiver and payments by affiliates	0.03%	0.17	%(d)	0.03%		0.17	%(d)	0.03%	0.17	%(d)
Net investment income	2.86%	2.19	%(d)	2.42%		2.64	%(d)	3.12%	1.28	%(d)
Portfolio turnover rate	51%	13	%(e)	33%		18	%(e)	38%	7	%(e)

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

*	Commencement of operations.

See accompanying notes to the financial statements.

67

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a Class K Share of beneficial interest outstanding throughout each period is presented below:

	State Street Target Retirement 2040 Fund				State Street Target Retirement 2045 Fund			State Street Target Retirement 2050 Fund
	Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14		Year Ended 12/31/15		For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.13		$10.00		$10.06	$10.00		$10.06		$10.00

Investment Operations:
Net investment income(a)	0.25		0.05		0.30	0.06		0.28		0.06
Net realized and unrealized gain (loss) on investments	(0.47)		0.18		(0.55)	0.17		(0.55)		0.16

Total from investment operations	(0.22)		0.23		(0.25)	0.23		(0.27)		0.22

Less Distributions From:
Net investment income	(0.19)		(0.10)		(0.17)	(0.17)		(0.18)		(0.16)
Net realized gains	(0.00	)(b)	–		(0.01)	–		(0.00	)(b)	(0.00	)(b)

Total distributions	(0.19)		(0.10)		(0.18)	(0.17)		(0.18)		(0.16)

Net increase (decrease) in net assets	(0.41)		0.13		(0.43)	0.06		(0.45)		0.06

Net Asset Value, End of Period	$9.72		$10.13		$9.63	$10.06		$9.61		$10.06

Total Return(c)	(2.18)%		2.28%		(2.40)%	2.25%		(2.71)%		2.25%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$35,359		$1,512		$8,374	$335		$5,736		$168
Ratios to average net assets:
Expenses before waiver and payments by affiliates	0.79%		20.53	%(d)	3.25%	30.02	%(d)	4.65%		59.52	%(d)
Expenses net of waiver and payments by affiliates	0.02%		0.17	%(d)	0.01%	0.17	%(d)	0.02%		0.17	%(d)
Net investment income	2.47%		1.90	%(d)	2.99%	2.53	%(d)	2.82%		2.48	%(d)
Portfolio turnover rate	38%		5	%(e)	35%	5	%(e)	35%		7	%(e)

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

*	Commencement of operations.

See accompanying notes to the financial statements.

68

State Street Institutional Investment Trust

Financial Highlights — (continued)

Selected data for a Class K Share of beneficial interest outstanding throughout each period is presented below:

	State Street Target Retirement 2055 Fund			State Street Target Retirement 2060 Fund
	Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14		Year Ended 12/31/15	For the Period 9/30/14* - 12/31/14
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.06	$10.00		$10.06	$10.00

Investment Operations:
Net investment income(a)	0.27	0.06		0.19	0.06
Net realized and unrealized gain (loss) on investments	(0.55)	0.16		(0.45)	0.16

Total from investment operations	(0.28)	0.22		(0.26)	0.22

Less Distributions From:
Net investment income	(0.18)	(0.16)		(0.20)	(0.16)
Net realized gains	(0.01)	(0.00	)(b)	(0.11)	(0.00	)(b)

Total distributions	(0.19)	(0.16)		(0.31)	(0.16)

Net increase (decrease) in net assets	(0.47)	0.06		(0.57)	0.06

Net Asset Value, End of Period	$9.59	$10.06		$9.49	$10.06

Total Return(c)	(2.75)%	2.25%		(2.53)%	2.24%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$3,043	$168		$269	$168
Ratios to average net assets:
Expenses before waiver and payments by affiliates	7.69%	59.42	%(d)	29.76%	59.28	%(d)
Expenses net of waiver and payments by affiliates	0.02%	0.17	%(d)	0.02%	0.17	%(d)
Net investment income	2.64%	2.48	%(d)	1.88%	2.49	%(d)
Portfolio turnover rate	40%	7	%(e)	73%	7	%(e)

(a)	Net investment income per share is calculated using the average shares method.

(b)	Amount is less than $0.005 per share.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.

(e)	Not annualized.

*	Commencement of operations.

See accompanying notes to the financial statements.

69

State Street Institutional Investment Trust

Notes to Financial Statements

December 31, 2015

1.	Organization

State Street Institutional Investment Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company, and was organized as a Massachusetts business trust on February 16, 2000. The Trust consists of forty-five (45) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. The Target Retirement Funds (the “Funds” and each a “Fund”) are authorized to issue an unlimited number of shares, with no par value. Each Target Retirement Fund operates as a diversified investment company. Each Target Retirement Fund has registered Class A, Class C, Class I and Class K shares. Each Target Retirement Fund’s Class C shares were not operational at December 31, 2015. The financial statements herein relate to the following Funds:

Fund	Classes	Commencement of Operations:
State Street Target Retirement Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2015 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2020 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2025 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2030 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2035 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2040 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2045 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2050 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014
State Street Target Retirement 2055 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014

70

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

Fund	Classes	Commencement of Operations:
State Street Target Retirement 2060 Fund	Class A Class I Class K	September 30, 2014 September 30, 2014 September 30, 2014

The Target Retirement Funds retained SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as their investment adviser. The Adviser manages the Funds using a proprietary asset allocation strategy. Each Fund is a “fund of funds” that invests in a combination of mutual funds and exchange traded funds (“ETFs”) sponsored by the Adviser or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.

Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a 4.50% sales charge (as a percentage of offering price) and may be subject to a 1% CDSC if no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I and K shares are sold without a sales charge and only to certain eligible investors.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation – Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”)

71

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments. Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Fund procedures to stabilize net asset value.

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event prices or quotations are not readily available or application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Funds’ net asset value and the prices used by the Funds’ underlying indices, which in turn could result in a difference between the Funds’ performance and the performance of the Funds’ underlying indices. Various inputs are used in determining the value of the Funds’ investments. These inputs are categorized into a hierarchy consisting of the three broad levels for financial reporting purposes.

The Funds value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

72

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for year ended December 31, 2015. Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Funds are determined based on Level 1 inputs.

Investment Transactions and Income Recognition – Investment transactions are accounted for on trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend dates. Interest income, if any, is recorded daily on an accrual basis. Realized gains and losses from the sale or disposition of investments are recorded on the identified cost method.

Expenses – Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds. Class specific fees are borne by each class.

Federal Income Taxes – The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences were primarily attributable to distribution redesignations.

SSGA FM has reviewed the tax positions for the open tax years as of December 31, 2015, and has determined that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior fiscal year remains subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of tax liability.

73

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

For the year ended December 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Accumulated Gain (Loss)	Undistributed Net Investment Income (Loss)
State Street Target Retirement Fund	$–	$(54,200)	$54,200
State Street Target Retirement 2015 Fund	–	(14,419)	14,419
State Street Target Retirement 2020 Fund	–	(136,324)	136,324
State Street Target Retirement 2025 Fund	–	(46,691)	46,691
State Street Target Retirement 2030 Fund	–	(77,274)	77,274
State Street Target Retirement 2035 Fund	–	(21,417)	21,417
State Street Target Retirement 2040 Fund	–	(25,310)	25,310
State Street Target Retirement 2045 Fund	–	(3,767)	3,767
State Street Target Retirement 2050 Fund	–	(2,678)	2,678
State Street Target Retirement 2055 Fund	–	(1,397)	1,397
State Street Target Retirement 2060 Fund	–	(266)	266

The tax character of distributions paid to shareholders during the year ended December 31, 2015, was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Tax Return of Capital	Total
State Street Target Retirement Fund	$448,046	$19,571	$–	$467,617
State Street Target Retirement 2015 Fund	119,908	5,226	–	125,134
State Street Target Retirement 2020 Fund	1,223,102	40,374	–	1,263,476
State Street Target Retirement 2025 Fund	561,814	23,799	–	585,613
State Street Target Retirement 2030 Fund	1,000,231	37,662	–	1,037,893
State Street Target Retirement 2035 Fund	365,537	12,163	–	377,700
State Street Target Retirement 2040 Fund	689,472	19,971	–	709,443
State Street Target Retirement 2045 Fund	166,683	5,726	–	172,409
State Street Target Retirement 2050 Fund	116,785	3,895	–	120,680
State Street Target Retirement 2055 Fund	64,572	2,532	–	67,104
State Street Target Retirement 2060 Fund	17,136	1,248	–	18,384

74

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

The tax character of distributions paid to shareholders during the period ended December 31, 2014, was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total
State Street Target Retirement Fund	$10,084	$–	$10,084
State Street Target Retirement 2015 Fund	17,214	–	17,214
State Street Target Retirement 2020 Fund	28,000	638	28,638
State Street Target Retirement 2025 Fund	29,599	–	29,599
State Street Target Retirement 2030 Fund	32,190	–	32,190
State Street Target Retirement 2035 Fund	18,802	3,487	22,289
State Street Target Retirement 2040 Fund	17,563	6,275	23,838
State Street Target Retirement 2045 Fund	11,761	4,386	16,147
State Street Target Retirement 2050 Fund	6,168	1,876	8,044
State Street Target Retirement 2055 Fund	6,170	1,875	8,045
State Street Target Retirement 2060 Fund	6,141	1,849	7,990

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$–	$46,915	$(1,060,153)
State Street Target Retirement 2015 Fund	–	16,282	(239,060)
State Street Target Retirement 2020 Fund	–	221,461	(3,671,207)
State Street Target Retirement 2025 Fund	–	120,072	(1,517,159)
State Street Target Retirement 2030 Fund	–	259,613	(3,588,949)
State Street Target Retirement 2035 Fund	–	99,884	(1,079,763)
State Street Target Retirement 2040 Fund	–	201,270	(2,752,326)
State Street Target Retirement 2045 Fund	–	55,883	(616,391)
State Street Target Retirement 2050 Fund	–	36,682	(436,282)
State Street Target Retirement 2055 Fund	–	21,327	(243,367)
State Street Target Retirement 2060 Fund	–	4,021	(46,044)

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected for federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

Fund	Post October Capital Loss Defferals
State Street Target Retirement Fund	$–
State Street Target Retirement 2015 Fund	–
State Street Target Retirement 2020 Fund	(83,065)

75

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

Fund	Post October Capital Loss Defferals
State Street Target Retirement 2025 Fund	$(6,362)
State Street Target Retirement 2030 Fund	–
State Street Target Retirement 2035 Fund	–
State Street Target Retirement 2040 Fund	–
State Street Target Retirement 2045 Fund	–
State Street Target Retirement 2050 Fund	–
State Street Target Retirement 2055 Fund	–
State Street Target Retirement 2060 Fund	–

At December 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purpose were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$24,396,010	$–	$(1,060,153)	$(1,060,153)
State Street Target Retirement 2015 Fund	5,561,316	–	(239,060)	(239,060)
State Street Target Retirement 2020 Fund	57,886,999	1,336	(3,672,543)	(3,671,207)
State Street Target Retirement 2025 Fund	26,801,849	554	(1,517,713)	(1,517,159)
State Street Target Retirement 2030 Fund	53,943,169	–	(3,588,949)	(3,588,949)
State Street Target Retirement 2035 Fund	20,234,234	–	(1,079,763)	(1,079,763)
State Street Target Retirement 2040 Fund	39,766,489	–	(2,752,326)	(2,752,326)
State Street Target Retirement 2045 Fund	10,111,438	–	(616,391)	(616,391)
State Street Target Retirement 2050 Fund	7,143,335	–	(436,282)	(436,282)
State Street Target Retirement 2055 Fund	3,687,875	–	(243,367)	(243,367)
State Street Target Retirement 2060 Fund	661,775	–	(46,044)	(46,044)

Distributions – Dividends from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gain to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Investment Transactions

Purchases and sales of investments (excluding short term investments) for the year ended December 31, 2015, were as follows:

Fund	Purchases	Sales
State Street Target Retirement Fund	$28,050,400	$6,075,030
State Street Target Retirement 2015 Fund	4,822,345	2,171,451
State Street Target Retirement 2020 Fund	67,950,789	18,109,961
State Street Target Retirement 2025 Fund	28,171,500	8,393,337

76

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

Fund	Purchases	Sales
State Street Target Retirement 2030 Fund	$62,419,532	$13,085,878
State Street Target Retirement 2035 Fund	20,147,196	4,172,537
State Street Target Retirement 2040 Fund	47,916,348	10,661,037
State Street Target Retirement 2045 Fund	11,152,687	2,045,779
State Street Target Retirement 2050 Fund	8,090,494	1,439,538
State Street Target Retirement 2055 Fund	4,172,564	975,601
State Street Target Retirement 2060 Fund	611,484	444,125

4.	Fees and Compensation paid to Affiliates and other Related Party Transactions

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Funds, each Fund pays the Adviser a management fee accrued daily and paid quarterly at an annual rate of 0.05% of its average daily net assets.

The Adviser is contractually obligated until April 30, 2016, to waive its management fee and/or to reimburse the Funds for expenses to the extent that total annual operating expenses (inclusive of acquired fund fees and expenses, but exclusive of nonrecurring account fees, extraordinary expenses, distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.17% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board. Fees waived or expenses reimbursed by SSGA FM under this agreement are shown on the Statements of Operations.

Pursuant to the Custody Agreement between the Trust on behalf of the Funds and State Street, State Street serves as the custodian to the Funds. In compensation for custody and accounting services, each Fund pays an annual fee of $25,000 to State Street.

Effective June 1, 2015, SSGA FM serves as administrator and State Street serves as sub-administrator. For its administration services to the Funds, each Fund pays SSGA FM a fee at the annual rate of 0.05% of average daily net assets. The fees are accrued daily and paid monthly. SSGA FM pays State Street for its services as sub-administrator. Prior to June 1, 2015, each Fund paid an annual fee of $50,000 to State Street for administration services.

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent for the Funds. For these services, the Funds pay annual account services fees, activity-based fees, charges related to compliance and regulatory services.

State Street Global Markets LLC (“SSGM” or the “Distributor”) serves as the distributor of the Funds. SSGM is a wholly owned subsidiary of State Street Corporation. The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to Fund shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Fund may reimburse SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

77

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

The Funds may also pay a sub-transfer agent fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A and Class I for recordkeeping, shareholder servicing, or administrative services provided by financial intermediaries.

Transactions	with Affiliates

The Funds invest in Underlying Funds affiliated with the Adviser. Amounts related to investments in affiliated Underlying Funds for the year January 1, 2015, through December 31, 2015, are:

State Street Target Retirement Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	890	$75,098	$724,449	8,303	$789,338	9,193	–	$–	$4,539	$(9,163)
State Street Equity 500 Index II Portfolio	37,233	392,859	4,674,728	434,348	1,025,680	96,474	375,107	3,871,104	78,126	57,728
State Street Small/Mid Cap Equity Index Portfolio	–	–	867,535	87,884	88,124	9,288	78,596	730,947	4,595	(3,743)
SPDR Barclays 1-10 Year TIPS ETF	22,381	426,582	4,800,864	248,477	948,687	49,641	221,217	4,242,942	2,716	(13,635)
SPDR Barclays High Yield Bond ETF	4,317	166,679	1,993,915	51,370	275,178	7,518	48,169	1,633,411	89,249	(22,722)
SPDR Barclays Short Term Corporate Bond ETF	3,128	95,686	1,042,739	33,964	195,147	6,396	30,696	933,159	12,236	(1,163)
SPDR Barclays Short Term Treasury ETF	12,501	376,030	4,185,951	138,554	837,165	27,712	123,343	3,712,624	28,331	1,247
State Street Aggregate Bond Index Portfolio	47,100	477,546	5,424,403	531,973	1,068,417	106,098	472,975	4,677,727	85,678	42,879
State Street Global Equity ex-U.S. Index Portfolio	25,905	237,423	2,974,525	314,540	587,339	64,060	276,385	2,335,452	51,676	(25,527)
SPDR Dow Jones Global Real Estate ETF	2,465	117,654	132,282	27,719	18,826	5,477	24,707	1,156,288	34,395	(4,399)
State Street Institutional Liquid Reserves Fund, Premier Class	3,627	3,627	13,474,757	13,474,757	13,436,181	13,436,181	42,203	42,203	163	–

State Street Target Retirement 2015 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	1,539	$129,861	$92,758	1,055	$222,917	2,594	–	$–	$1,031	$1,921
State Street Equity 500 Index II Portfolio	62,133	655,588	1,012,711	94,622	471,196	44,784	111,971	1,155,545	22,276	21,801
State Street Small/Mid Cap Equity Index Portfolio	–	–	276,985	28,277	48,991	5,209	23,068	214,531	1,298	(2,815)
SPDR Barclays 1-10 Year TIPS ETF	27,190	518,241	811,335	42,209	305,129	15,924	53,475	1,025,651	632	(4,392)
SPDR Barclays High Yield Bond ETF	5,270	203,475	328,717	8,809	112,855	3,048	11,031	374,061	16,849	(8,112)
SPDR Barclays Short Term Corporate Bond ETF	477	14,591	50,097	1,638	10,938	358	1,757	53,413	429	(36)
SPDR Barclays Short Term Treasury ETF	1,696	51,016	191,566	6,331	43,470	1,437	6,590	198,359	927	211
State Street Aggregate Bond Index Portfolio	71,783	727,820	1,093,577	108,287	507,895	50,165	129,905	1,284,764	19,511	16,656
State Street Global Equity ex-U.S. Index Portfolio	47,201	432,604	728,604	78,500	338,715	37,424	88,277	745,943	15,903	(13,651)

78

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

State Street Target Retirement 2015 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Dow Jones Global Real Estate ETF	3,009	$143,620	$235,995	4,966	$109,346	2,317	5,658	$264,794	$6,604	$1,592
State Street Institutional Liquid Reserves Fund, Premier Class	4,002	4,002	1,435,693	1,435,693	1,434,500	1,434,500	5,195	5,195	26	–

State Street Target Retirement 2020 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	6,532	$551,170	$3,495,376	40,042	$3,997,513	46,574	–	$–	$22,601	$(42,487)
State Street Equity 500 Index II Portfolio	223,079	2,353,794	17,268,180	1,598,885	3,751,059	355,838	1,466,126	15,130,420	308,470	216,569
State Street Small/Mid Cap Equity Index Portfolio	–	–	4,228,143	427,098	544,445	58,305	368,793	3,429,773	21,976	(33,788)
SPDR Barclays 1-10 Year TIPS ETF	–	–	1,833,789	95,583	183,046	9,645	85,938	1,648,291	793	(3,789)
SPDR Barclays High Yield Bond ETF	12,408	479,073	3,861,365	99,897	570,923	16,069	96,236	3,263,363	177,890	(61,966)
SPDR Barclays Long Term Treasury ETF	5,229	381,016	2,976,053	40,577	1,080,798	15,098	30,708	2,145,875	55,310	(27,636)
SPDR Barclays TIPS ETF	14,377	804,825	5,877,839	104,160	1,877,904	33,971	84,566	4,619,841	6,649	(39,710)
State Street Aggregate Bond Index Portfolio	153,272	1,554,043	12,983,979	1,276,576	2,722,892	271,174	1,158,674	11,459,287	198,319	95,404
State Street Global Equity ex-U.S. Index Portfolio	187,497	1,718,452	13,589,935	1,433,050	3,035,674	337,400	1,283,147	10,842,592	243,896	(165,698)
SPDR Dow Jones Global Real Estate ETF	4,132	197,220	1,836,130	37,700	345,708	7,278	34,554	1,617,127	43,408	(5,234)
State Street Institutional Liquid Reserves Fund, Premier Class	16,109	16,109	18,613,522	18,613,522	18,570,408	18,570,408	59,223	59,223	258	–

State Street Target Retirement 2025 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	7,671	$647,279	$1,125,164	12,849	$1,763,221	20,520	–	$–	$8,919	$(2,681)
State Street Equity 500 Index II Portfolio	220,882	2,330,622	8,319,294	772,170	1,956,554	186,413	806,639	8,324,515	169,893	133,712
State Street Small/Mid Cap Equity Index Portfolio	–	–	2,746,156	280,927	372,291	40,029	240,898	2,240,347	14,309	(24,869)
SPDR Barclays High Yield Bond ETF	7,349	283,745	1,290,395	34,768	245,302	6,922	35,195	1,193,463	45,491	(26,519)
SPDR Barclays Long Term Treasury ETF	9,304	677,945	2,607,582	36,445	968,083	13,519	32,230	2,252,232	40,296	(9,183)
SPDR Barclays TIPS ETF	3,614	202,312	1,134,089	20,394	222,448	4,035	19,973	1,091,125	1,305	(3,861)
State Street Aggregate Bond Index Portfolio	93,539	948,398	3,786,290	374,654	1,080,405	107,662	360,531	3,565,649	46,473	31,469

79

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

State Street Target Retirement 2025 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Global Equity ex-U.S. Index Portfolio	199,123	$1,825,003	$7,009,686	758,828	$1,758,630	196,644	761,307	$6,433,045	$144,746	$(76,385)
SPDR Dow Jones Global Real Estate ETF	–	–	152,842	3,255	26,403	566	2,689	125,845	1,440	(1,149)
State Street Institutional Liquid Reserves Fund, Premier Class	13,242	13,242	6,585,638	6,585,638	6,540,411	6,540,411	58,469	58,469	123	–

State Street Target Retirement 2030 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	6,143	$518,346	$4,923,988	56,428	$5,367,687	62,571	–	$–	$31,054	$(69,714)
State Street Equity 500 Index II Portfolio	156,596	1,652,311	19,512,939	1,806,452	2,401,255	228,174	1,734,874	17,903,899	350,497	266,791
State Street Small/Mid Cap Equity Index Portfolio	–	–	6,441,142	652,247	522,520	55,965	596,282	5,545,426	33,861	(29,706)
SPDR Barclays High Yield Bond ETF	1,351	52,162	1,040,669	27,624	100,927	2,860	26,115	885,559	36,244	(12,246)
SPDR Barclays Long Term Treasury ETF	6,096	444,191	6,104,170	83,749	1,276,079	17,876	71,969	5,029,194	104,364	(32,582)
SPDR Barclays TIPS ETF	694	38,850	677,406	12,083	66,303	1,206	11,571	632,124	784	(1,588)
State Street Aggregate Bond Index Portfolio	50,392	510,932	6,621,745	651,252	1,117,730	111,221	590,423	5,839,285	93,847	49,632
State Street Global Equity ex-U.S. Index Portfolio	146,572	1,343,361	17,097,474	1,812,869	2,233,378	248,540	1,710,901	14,457,117	311,428	(126,128)
State Street Institutional Liquid Reserves Fund, Premier Class	18,347	18,347	12,664,713	12,664,713	12,621,444	12,621,444	61,616	61,616	173	–

State Street Target Retirement 2035 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	6,860	$578,847	$1,068,074	12,207	$1,636,946	$19,067	–	$–	$8,161	$(2,758)
State Street Equity 500 Index II Portfolio	148,828	1,570,347	6,865,371	637,954	1,013,794	96,379	690,403	7,124,961	130,118	114,801
State Street Small/Mid Cap Equity Index Portfolio	–	–	2,798,430	286,544	114,209	12,112	274,432	2,552,213	14,528	(3,734)
SPDR Barclays Long Term Treasury ETF	5,668	413,004	1,939,512	27,116	406,230	5,642	27,142	1,896,683	27,726	6,704
State Street Aggregate Bond Index Portfolio	29,433	298,421	1,517,535	150,219	235,214	23,217	156,435	1,547,145	16,265	16,578
State Street Global Equity ex-U.S. Index Portfolio	145,607	1,334,522	5,958,274	647,912	766,145	82,939	710,580	6,004,397	120,644	(19,375)
State Street Institutional Liquid Reserves Fund, Premier Class	15,127	15,127	3,013,174	3,013,174	2,999,229	2,999,229	29,072	29,072	37	–

80

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

State Street Target Retirement 2040 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	4,762	$401,818	$4,940,403	56,626	$5,268,172	$61,388	–	$–	$30,721	$(67,880)
State Street Equity 500 Index II Portfolio	90,269	952,462	15,603,765	1,444,887	1,850,428	175,077	1,360,079	14,036,017	271,551	211,961
State Street Small/Mid Cap Equity Index Portfolio	–	–	6,720,587	681,615	558,694	59,602	622,013	5,784,718	34,944	(29,663)
SPDR Barclays Long Term Treasury ETF	3,349	244,028	4,620,046	63,462	994,704	13,948	52,863	3,694,067	73,824	(29,439)
State Street Aggregate Bond Index Portfolio	5,009	50,785	1,257,470	124,161	157,683	15,774	113,396	1,121,488	14,344	8,178
State Street Global Equity ex-U.S. Index Portfolio	92,313	846,072	14,774,078	1,571,283	1,831,356	202,533	1,461,063	12,345,985	263,025	(107,873)
State Street Institutional Liquid Reserves Fund, Premier Class	17,599	17,599	10,111,156	10,111,156	10,096,867	10,096,867	31,888	31,888	129	–

State Street Target Retirement 2045 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	2,038	$171,966	$946,820	10,833	$1,104,421	12,871	–	$–	$5,963	$(10,909)
State Street Equity 500 Index II Portfolio	35,570	375,313	3,827,421	355,567	407,365	38,545	352,592	3,638,753	66,862	65,554
State Street Small/Mid Cap Equity Index Portfolio	–	–	1,769,283	180,700	55,884	5,888	174,812	1,625,748	9,253	(973)
SPDR Barclays Long Term Treasury ETF	1,348	98,223	1,027,039	14,229	163,823	2,286	13,291	928,775	14,961	2,461
State Street Global Equity ex-U.S. Index Portfolio	37,092	339,958	3,582,124	385,967	314,286	34,045	389,014	3,287,166	66,321	(14,597)
State Street Institutional Liquid Reserves Fund, Premier Class	11,094	11,094	2,074,796	2,074,796	2,071,285	2,071,285	14,605	14,605	26	–

State Street Target Retirement 2050 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	995	$83,958	$746,904	8,549	$818,955	9,544	–	$–	$4,314	$(10,320)
State Street Equity 500 Index II Portfolio	17,491	184,559	2,772,571	257,747	275,963	26,085	249,153	2,571,264	47,718	42,306
State Street Small/Mid Cap Equity Index Portfolio	–	–	1,225,107	125,141	15,408	1,615	123,526	1,148,791	6,616	704
SPDR Barclays Long Term Treasury ETF	666	48,529	742,759	10,269	112,236	1,561	9,374	655,055	10,723	128
State Street Global Equity ex-U.S. Index Portfolio	18,240	167,174	2,603,153	279,654	216,976	23,002	274,892	2,322,840	47,304	(4,875)
State Street Institutional Liquid Reserves Fund, Premier Class	5,420	5,420	1,594,855	1,594,855	1,591,172	1,591,172	9,103	9,103	23	–

81

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

State Street Target Retirement 2055 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	995	$83,958	$423,496	4,849	$501,280	5,844	–	$–	$2,606	$(4,587)
State Street Equity 500 Index II Portfolio	17,491	184,559	1,393,618	129,532	200,834	18,917	128,106	1,322,051	24,664	26,519
State Street Small/Mid Cap Equity Index Portfolio	–	–	648,220	65,815	22,150	2,302	63,513	590,671	3,414	(127)
SPDR Barclays Long Term Treasury ETF	666	48,529	381,291	5,260	81,375	1,131	4,795	335,075	6,291	1,331
State Street Global Equity ex-U.S. Index Portfolio	18,240	167,174	1,325,940	141,365	169,962	18,267	141,338	1,194,305	24,490	(6,053)
State Street Institutional Liquid Reserves Fund, Premier Class	5,420	5,420	942,596	942,596	945,610	945,610	2,406	2,406	11	–

State Street Target Retirement 2060 Fund	Number of Shares Held at 12/31/14	Value at 12/31/14	Purchased		Sold		Number of Shares Held at 12/31/15	Value at 12/31/15	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Russell Small Cap Completeness ETF	996	$84,042	$62,943	721	$147,517	1,717	–	$–	$708	$2,139
State Street Equity 500 Index II Portfolio	17,526	184,927	179,270	16,748	120,036	11,517	22,757	234,850	4,449	6,024
State Street Small/Mid Cap Equity Index Portfolio	–	–	132,282	13,359	18,826	2,078	11,281	104,915	627	(1,819)
SPDR Barclays Long Term Treasury ETF	667	48,602	63,009	877	50,529	701	843	58,909	1,489	2,584
State Street Global Equity ex-U.S. Index Portfolio	18,275	167,497	173,981	18,674	107,218	11,846	25,103	212,124	4,495	(7,211)
State Street Institutional Liquid Reserves Fund, Premier Class	5,435	5,435	313,236	313,236	313,738	313,738	4,933	4,933	–	–

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds does not receive compensation from the Funds for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the Trust, State Street Master Funds and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of pocket expenses in connection with meeting attendance. Trustees’ fees and expenses are allocated among the Trusts and Funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the Funds, subject to a $15,000 minimum per Fund. As of the date these financial statements, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

6.	Beneficial Interest

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying Fund’s

82

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

December 31, 2015

outstanding shares. At December 31, 2015, State Street Target Retirement Fund, State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund and State Street Target Retirement 2045 Fund held 5% or greater of an Underlying Fund’s outstanding shares.

7.	Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of December 31, 2015, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 10% of a Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Target Retirement Fund 2015	1	32%
State Street Target Retirement Fund 2045	1	10%
State Street Target Retirement Fund 2055	1	14%
State Street Target Retirement Fund 2060	1	81%

8.	Line of Credit

Effective October 15, 2015, certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $360 million revolving credit facility provided by a syndication of banks. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. A Participant may borrow up to a maximum of 33 percent of its assets or a lower amount as may be set forth in the Fund’s prospectus.

The Funds had no outstanding loans during the year ended December 31, 2015.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

83

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of State Street Institutional Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of State Street Target Retirement Fund, State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund and State Street Target Retirement 2060 Fund (eleven of the funds constituting State Street Institutional Investment Trust) (the “Funds”) as of December 31, 2015, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Target Retirement Fund, State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund and State Street Target Retirement 2060 Fund (eleven of the funds constituting State Street Institutional Investment Trust) at December 31, 2015, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2016

84

State Street Institutional Investment Trust

Other Information

December 31, 2015 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) or service fees, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2015 to December 31, 2015.

The table below illustrates your Fund’s costs in two ways:

•

Actual Expenses – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Hypothetical Example for Comparison Purposes – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

85

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2015 (Unaudited)

	Annualized Expense Ratio	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During the Period*

State Street Target Retirement Fund
Class A	0.26%
Actual		$1,000.00	$984.80	$1.30
Hypothetical**		$1,000.00	$1,023.89	$1.33
Class I	0.01%
Actual		$1,000.00	$985.30	$0.05
Hypothetical**		$1,000.00	$1,025.16	$0.05
Class K	0.01%
Actual		$1,000.00	$984.3	$0.05
Hypothetical**		$1,000.00	$1,025.16	$0.05

State Street Target Retirement 2015 Fund
Class A	0.27%
Actual		$1,000.00	$978.30	$1.35
Hypothetical**		$1,000.00	$1,023.84	$1.38
Class I	0.02%
Actual		$1,000.00	$979.80	$0.10
Hypothetical**		$1,000.00	$1,025.10	$0.10
Class K	0.02%
Actual		$1,000.00	$979.90	$0.10
Hypothetical**		$1,000.00	$1,025.10	$0.10

State Street Target Retirement 2020 Fund
Class A	0.26%
Actual		$1,000.00	$972.40	$1.29
Hypothetical**		$1,000.00	$1,023.89	$1.33
Class I	0.01%
Actual		$1,000.00	$972.90	$0.05
Hypothetical**		$1,000.00	$1,025.16	$0.05
Class K	0.01%
Actual		$1,000.00	$972.80	$0.05
Hypothetical**		$1,000.00	$1,025.16	$0.05

86

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2015 (Unaudited)

	Annualized Expense Ratio	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During the Period*

State Street Target Retirement 2025 Fund
Class A	0.28%
Actual		$1,000.00	$966.50	$1.39
Hypothetical**		$1,000.00	$1,023.79	$1.43
Class I	0.03%
Actual		$1,000.00	$968.00	$0.15
Hypothetical**		$1,000.00	$1,025.05	$0.15
Class K	0.03%
Actual		$1,000.00	$969.00	$0.15
Hypothetical**		$1,000.00	$1,025.05	$0.15

State Street Target Retirement 2030 Fund
Class A	0.28%
Actual		$1,000.00	$965.90	$1.39
Hypothetical**		$1,000.00	$1,023.79	$1.43
Class I	0.03%
Actual		$1,000.00	$966.50	$0.15
Hypothetical**		$1,000.00	$1,025.05	$0.15
Class K	0.03%
Actual		$1,000.00	$966.50	$0.15
Hypothetical**		$1,000.00	$1,025.05	$0.15

State Street Target Retirement 2035 Fund
Class A	0.28%
Actual		$1,000.00	$962.40	$1.38
Hypothetical**		$1,000.00	$1,023.79	$1.43
Class I	0.03%
Actual		$1,000.00	$962.90	$0.15
Hypothetical**		$1,000.00	$1,025.05	$0.15
Class K	0.03%
Actual		$1,000.00	$963.90	$0.15
Hypothetical**		$1,000.00	$1,025.05	$0.15

87

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2015 (Unaudited)

	Annualized Expense Ratio	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During the Period*

State Street Target Retirement 2040 Fund
Class A	0.27%
Actual		$1,000.00	$957.70	$1.33
Hypothetical**		$1,000.00	$1,023.84	$1.38
Class I	0.02%
Actual		$1,000.00	$959.20	$0.10
Hypothetical**		$1,000.00	$1,025.10	$0.10
Class K	0.02%
Actual		$1,000.00	$959.20	$0.10
Hypothetical**		$1,000.00	$1,025.10	$0.10

State Street Target Retirement 2045 Fund
Class A	0.26%
Actual		$1,000.00	$956.50	$1.28
Hypothetical**		$1,000.00	$1,023.89	$1.33
Class I	0.01%
Actual		$1,000.00	$957.00	$0.05
Hypothetical**		$1,000.00	$1,025.16	$0.05
Class K	0.01%
Actual		$1,000.00	$958.00	$0.05
Hypothetical**		$1,000.00	$1,025.16	$0.05

State Street Target Retirement 2050 Fund
Class A	0.27%
Actual		$1,000.00	$956.20	$1.33
Hypothetical**		$1,000.00	$1,023.84	$1.38
Class I	0.02%
Actual		$1,000.00	$957.70	$0.10
Hypothetical**		$1,000.00	$1,025.10	$0.10
Class K	0.02%
Actual		$1,000.00	$956.70	$0.10
Hypothetical**		$1,000.00	$1,025.10	$0.10

88

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2015 (Unaudited)

	Annualized Expense Ratio	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During the Period*

State Street Target Retirement 2055 Fund
Class A	0.27%
Actual		$1,000.00	$955.80	$1.33
Hypothetical**		$1,000.00	$1,023.84	$1.38
Class I	0.02%
Actual		$1,000.00	$957.30	$0.10
Hypothetical**		$1,000.00	$1,025.10	$0.10
Class K	0.02%
Actual		$1,000.00	$956.30	$0.10
Hypothetical**		$1,000.00	$1,025.10	$0.10

State Street Target Retirement 2060 Fund
Class A	0.27%
Actual		$1,000.00	$957.00	$1.33
Hypothetical**		$1,000.00	$1,023.84	$1.38
Class I	0.02%
Actual		$1,000.00	$958.50	$0.10
Hypothetical**		$1,000.00	$1,025.10	$0.10
Class K	0.02%
Actual		$1,000.00	$958.50	$0.10
Hypothetical**		$1,000.00	$1,025.10	$0.10

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

**	5% return per year before expenses

89

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2015 (Unaudited)

Tax Information

For federal tax income tax purposes, the following information is furnished with respect to the distributions from the Funds for the fiscal year ended December 31, 2015.

Percentage of distributions which qualify for the corporate dividends received deduction:

Percentage
State Street Target Retirement Fund	17.40%
State Street Target Retirement 2015 Fund	18.18%
State Street Target Retirement 2020 Fund	25.03%
State Street Target Retirement 2025 Fund	30.09%
State Street Target Retirement 2030 Fund	35.43%
State Street Target Retirement 2035 Fund	36.08%
State Street Target Retirement 2040 Fund	40.53%
State Street Target Retirement 2045 Fund	41.10%
State Street Target Retirement 2050 Fund	40.93%
State Street Target Retirement 2055 Fund	39.13%
State Street Target Retirement 2060 Fund	27.11%

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2015, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. These amounts are noted below:

Amount
State Street Target Retirement Fund	$131,628
State Street Target Retirement 2015 Fund	37,940
State Street Target Retirement 2020 Fund	544,777
State Street Target Retirement 2025 Fund	305,440
State Street Target Retirement 2030 Fund	649,177
State Street Target Retirement 2035 Fund	245,231
State Street Target Retirement 2040 Fund	530,677
State Street Target Retirement 2045 Fund	131,743
State Street Target Retirement 2050 Fund	94,039
State Street Target Retirement 2055 Fund	48,809
State Street Target Retirement 2060 Fund	8,981

90

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2015 (Unaudited)

Long term capital gains dividends were paid from the following Funds during the year ended December 31, 2015:

Amount
State Street Target Retirement Fund	$19,571
State Street Target Retirement 2015 Fund	5,226
State Street Target Retirement 2020 Fund	40,374
State Street Target Retirement 2025 Fund	23,799
State Street Target Retirement 2030 Fund	37,662
State Street Target Retirement 2035 Fund	12,163
State Street Target Retirement 2040 Fund	19,971
State Street Target Retirement 2045 Fund	5,726
State Street Target Retirement 2050 Fund	3,895
State Street Target Retirement 2055 Fund	2,532
State Street Target Retirement 2060 Fund	1,248

Foreign Tax Credit

The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended December 31, 2015, the total amount of foreign taxes that will be passed through are:

Amount
State Street Target Retirement Fund	$4,697
State Street Target Retirement 2015 Fund	1,445
State Street Target Retirement 2020 Fund	22,168
State Street Target Retirement 2025 Fund	13,156
State Street Target Retirement 2030 Fund	28,306
State Street Target Retirement 2035 Fund	10,965
State Street Target Retirement 2040 Fund	23,906
State Street Target Retirement 2045 Fund	6,028
State Street Target Retirement 2050 Fund	4,299
State Street Target Retirement 2055 Fund	2,226
State Street Target Retirement 2060 Fund	409

91

State Street Institutional Investment Trust

Other Information — (continued)

December 31, 2015 (Unaudited)

The amount of foreign source income earned on the following Funds during the year ended December 31, 2015 were as follows:

Amount
State Street Target Retirement Fund	$50,942
State Street Target Retirement 2015 Fund	15,676
State Street Target Retirement 2020 Fund	240,435
State Street Target Retirement 2025 Fund	142,692
State Street Target Retirement 2030 Fund	307,009
State Street Target Retirement 2035 Fund	118,932
State Street Target Retirement 2040 Fund	259,293
State Street Target Retirement 2045 Fund	65,380
State Street Target Retirement 2050 Fund	46,633
State Street Target Retirement 2055 Fund	24,143
State Street Target Retirement 2060 Fund	4,431

Proxy Voting Policies and Procedures and Record

Information regarding each Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

92

State Street Institutional Investment Trust

Disclosure of Information about Fund Trustees and Officers

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
Patrick J. Riley State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected:1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.
William L. Marshall State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Marshall Financial Group, Inc.

93

State Street Institutional Investment Trust

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Richard D. Shirk State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present); Chairman (January 2014 – Present).
Rina K. Spence State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 –present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 – present).	75
Bruce D. Taber State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75

94

State Street Institutional Investment Trust

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Douglas T. Williams State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	75
Interested Trustee(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	290	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA
Funds Management, Inc. (June
2012 – present); Chief Operating
Officer, SSGA Funds
Management, Inc. (May
2010 – June 2012); Senior
Managing Director, SSGA Funds
Management, Inc. (1992 – 2012)
and Senior Managing Director,
State Street Global Advisors
(1992-present).*
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1966	Vice President; Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014- present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005 –present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

95

State Street Institutional Investment Trust

Disclosure of Information about Fund Trustees and Officers — (continued)

December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street
Global Advisors and SSGA
Funds Management, Inc. (May
2015 – present); Assistant
Director, Cambridge Associates,
LLC (July 2014 – January 2015);
Vice President, Bank of New
York Mellon (July 2012 – August
2013); Manager,
PricewaterhouseCoopers, LLP
(September 2009- July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street
Global Advisors and SSGA
Funds Management, Inc.( June
2013 – Present); Senior Vice
President and Global Head of
Investment Compliance, BofA
Global Capital Management
(September 2010 to May 2013);
Director of Compliance, AARP
Financial Inc. (July 2008 to
August 2010).
Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected:8/15	Vice President, State Street
Global Advisors and SSGA
Funds Management, Inc. (January
2015 – Present); Senior Manager-
Mutual Fund Compliance,
ICMA-Retirement Corporation
(December 2011 – January
2015); Assistant Vice President,
J.P. Morgan (September
2007 – December 2011).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).
David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).
Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

96

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

2000 Crown Colony Drive

North Quincy, MA 02169

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206	IBG-18467

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Institutional Investment Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that a Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by a Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. As of the end of the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM”). The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Registrant’s Code is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Mr. Richard D. Shirk. Each of the audit committee financial experts is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2015 and December 31, 2014, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $504,725 and $285,425, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2015 and December 31, 2014, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

The aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the last two fiscal years ended December 31, 2015 and December 31, 2014 were $232,141 and $150,891, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2015 and December 31, 2014, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2015 and December 31, 2014, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to SSGA Funds Management, Inc. (the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust’s audit committee were approximately $8,024,882 and $7,886,395, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•	To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•	To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•	The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2015 and December 31, 2014, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $26,000,000 and $22,200,000, respectively.

(h)	E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board of Trustees approved an Amended and Restated Nominating Committee Charter (the “Charter”) at their February 13, 2014 Board Meeting. The Charter contains procedures related to how shareholders are to submit recommendations for Trustee candidates to the Trusts. Those procedures are as follows:

Procedures for Shareholders to Submit Nominee Candidates

(As of February 13, 2014)

A shareholder of the Trust, or of any series thereof, if applicable, must follow the following procedures in order to submit properly a nominee recommendation for the Nominating Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

2.	The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. Shareholder Recommendations will be kept on file for two years after receipt of the Shareholder Recommendation. A Shareholder Recommendation considered by the Nominating Committee in connection with the Nominating Committee’s nomination of any candidate(s) for appointment or election as an independent Trustee need not be considered again by the Nominating Committee in connection with any subsequent nomination(s).

3.	The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”), and the names and addresses of at least three professional references; (B) the number of all shares of the Trust (including the series and class, if applicable) owned of record or beneficially by the candidate, the date such shares were acquired and the investment intent of such acquisition(s), as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any applicable regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency with jurisdiction related to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder or any other applicable law or regulation; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient, in the discretion of the Board or the Nominating Committee, for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the number of all shares of the Trust (including the series and class, if applicable) owned beneficially and of record by the recommending shareholder; (v) a complete description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder including, without limitation, all direct and indirect compensation and other material monetary agreements, arrangements and understandings between the candidate and recommending shareholder during the past three years, and (vi) a brief description of the candidate’s relevant background and experience for membership on the Board, such as qualification as an audit committee financial expert.

4.	The Nominating Committee may require the recommending shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 3 above or to determine the eligibility of the candidate to serve as a Trustee of the Trust or to satisfy applicable law. If the recommending shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the Nominating Committee will not be required to consider such candidate.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)    Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)    Not applicable to the Registrant.

(b)         Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 4, 2016

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 4, 2016